UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
93.4%	Common Stock	138,879,460	150,567,779
6.5%	Other Investment Companies	10,336,032	10,509,345
0.0%	Rights	3,578	3,992
0.0%	Warrants	—	—
0.0%	Short-Term Investment	29,991	29,992
99.9%	Total Investments	149,249,061	161,111,108
0.1%	Other Assets and Liabilities, Net		202,273
100.0%	Net Assets		161,313,381

Security	Number of Shares	Value ($)
Common Stock 93.4% of net assets
Automobiles & Components 0.2%
American Axle & Manufacturing Holdings, Inc. *	1,481	25,784
Cooper Tire & Rubber Co.	1,296	42,755
Cooper-Standard Holding, Inc. *	397	34,956
Dana Holding Corp.	2,413	32,913
Dorman Products, Inc. *	319	20,320
Drew Industries, Inc.	403	36,919
Federal-Mogul Holdings Corp. *	125	1,105
Fox Factory Holding Corp. *	740	14,201
Gentherm, Inc. *	915	30,707
Horizon Global Corp. *	182	2,375
Metaldyne Performance Group, Inc.	77	1,224
Modine Manufacturing Co. *	314	3,014
Motorcar Parts of America, Inc. *	295	8,269
Spartan Motors, Inc.	509	4,322
Standard Motor Products, Inc.	198	8,304
Stoneridge, Inc. *	344	5,738
Strattec Security Corp.	22	981
Superior Industries International, Inc.	666	20,353
Tenneco, Inc. *	1,255	70,933
Tower International, Inc.	400	9,232
Unique Fabricating, Inc.	218	2,930
Winnebago Industries, Inc.	286	6,795
		384,130
Banks 11.5%
1st Source Corp.	299	10,049
Access National Corp.	71	1,578
American National Bankshares, Inc.	73	1,917
Ameris Bancorp	499	16,547
Ames National Corp.	74	2,009
Security	Number of Shares	Value ($)
Arrow Financial Corp.	70	2,211
Astoria Financial Corp.	2,376	34,856
Atlantic Capital Bancshares, Inc. *	375	5,561
Banc of California, Inc.	1,326	29,411
BancFirst Corp.	49	3,213
Banco Latinoamericano de Comercio Exterior, S.A., Class E	884	24,151
BancorpSouth, Inc.	1,844	43,924
Bank Mutual Corp.	400	3,056
Bank of Marin Bancorp	329	16,312
Bank of the Ozarks, Inc.	1,832	65,922
BankFinancial Corp.	444	5,417
Banner Corp.	781	32,599
Bar Harbor Bankshares	42	1,541
Bear State Financial, Inc.	162	1,545
Beneficial Bancorp, Inc.	2,126	28,829
Berkshire Hills Bancorp, Inc.	294	7,753
Blue Hills Bancorp, Inc.	1,199	17,086
BNC Bancorp	1,135	27,535
BofI Holding, Inc. *	1,484	24,961
Boston Private Financial Holdings, Inc.	2,379	28,833
Bridge Bancorp, Inc.	186	5,414
Brookline Bancorp, Inc.	1,556	17,723
Bryn Mawr Bank Corp.	73	2,141
BSB Bancorp, Inc. *	66	1,518
Camden National Corp.	47	2,044
Capital Bank Financial Corp., Class A	319	9,535
Capital City Bank Group, Inc.	144	2,061
Capitol Federal Financial, Inc.	3,181	45,075
Cardinal Financial Corp.	138	3,555
Cascade Bancorp *	518	2,921
Cathay General Bancorp	1,764	52,885
CenterState Banks, Inc.	1,228	20,458
Central Pacific Financial Corp.	835	20,482
Central Valley Community Bancorp	232	3,468
Century Bancorp, Inc., Class A	48	2,096
Charter Financial Corp.	168	2,191
Chemical Financial Corp.	997	41,256
Citizens & Northern Corp.	530	11,294
City Holding Co.	182	8,499
Clifton Bancorp, Inc.	549	8,224
CNB Financial Corp.	102	1,882
CoBiz Financial, Inc.	304	3,754
Codorus Valley Bancorp, Inc.	146	3,097
Columbia Banking System, Inc.	4,853	147,143
Community Bank System, Inc.	579	25,551
Community Trust Bancorp, Inc.	185	6,434
CommunityOne Bancorp *	133	1,732
ConnectOne Bancorp, Inc.	481	8,134
CU Bancorp *	137	3,255
Customers Bancorp, Inc. *	786	20,232
CVB Financial Corp.	2,536	41,717
Dime Community Bancshares, Inc.	807	13,961
Eagle Bancorp, Inc. *	351	18,094
Enterprise Bancorp, Inc.	104	2,462
Enterprise Financial Services Corp.	470	13,517

    1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ESSA Bancorp, Inc.	773	10,946
Essent Group Ltd. *	1,482	35,509
EverBank Financial Corp.	1,977	35,507
F.N.B. Corp.	4,279	51,134
Farmers Capital Bank Corp.	54	1,595
Farmers National Banc Corp.	602	5,749
FCB Financial Holdings, Inc., Class A *	870	30,424
Federal Agricultural Mortgage Corp., Class C	87	3,343
Fidelity Southern Corp.	212	3,648
Financial Institutions, Inc.	161	4,331
First Bancorp (North Carolina)	305	5,710
First BanCorp (Puerto Rico) *	1,508	6,922
First Bancorp, Inc.	103	2,271
First Busey Corp.	39,632	892,909
First Business Financial Services, Inc.	124	2,940
First Citizens BancShares, Inc., Class A	99	25,718
First Commonwealth Financial Corp.	1,428	13,780
First Community Bancshares, Inc.	140	3,210
First Connecticut Bancorp, Inc.	350	5,635
First Defiance Financial Corp.	73	3,043
First Financial Bancorp	1,492	31,794
First Financial Bankshares, Inc.	1,261	43,088
First Financial Corp.	247	9,460
First Interstate BancSystem, Inc., Class A	157	4,559
First Merchants Corp.	463	12,131
First Midwest Bancorp, Inc.	91,307	1,704,702
First NBC Bank Holding Co. *	851	16,194
First Northwest Bancorp *	418	5,467
First Republic Bank	1,412	101,198
FirstMerit Corp.	3,602	76,470
Flagstar Bancorp, Inc. *	809	21,366
Flushing Financial Corp.	43,317	966,402
Franklin Financial Network, Inc. *	95	3,219
Fulton Financial Corp.	4,004	54,655
German American Bancorp, Inc.	77	2,618
Glacier Bancorp, Inc.	1,431	39,467
Great Southern Bancorp, Inc.	188	7,370
Great Western Bancorp, Inc.	41,497	1,376,455
Green Bancorp, Inc. *	94	919
Guaranty Bancorp	155	2,615
Hampton Roads Bankshares, Inc. *	883	1,810
Hancock Holding Co.	43,933	1,273,618
Hanmi Financial Corp.	502	12,309
Heartland Financial USA, Inc.	200	7,344
Heritage Commerce Corp.	248	2,599
Heritage Financial Corp.	174	3,038
Heritage Oaks Bancorp	572	4,656
Hilltop Holdings, Inc. *	1,448	31,537
Hingham Institution for Savings	14	1,834
Home BancShares, Inc.	2,544	53,093
HomeStreet, Inc. *	781	17,416
HomeTrust Bancshares, Inc. *	40	735
Hope Bancorp, Inc.	2,148	33,015
Horizon Bancorp	84	2,312
IBERIABANK Corp.	901	56,285
Impac Mortgage Holdings, Inc. *	74	1,284
Independent Bank Corp., Massachusetts	251	12,603
Independent Bank Corp., Michigan	207	3,184
Independent Bank Group, Inc.	88	3,719
Security	Number of Shares	Value ($)
International Bancshares Corp.	64,061	1,756,553
Investors Bancorp, Inc.	6,492	73,749
Kearny Financial Corp.	2,547	33,162
Lakeland Bancorp, Inc.	280	3,335
Lakeland Financial Corp.	158	8,113
LCNB Corp.	327	5,801
LegacyTexas Financial Group, Inc.	721	20,563
LendingTree, Inc. *	70	7,069
Live Oak Bancshares, Inc.	216	2,832
Macatawa Bank Corp.	454	3,518
MainSource Financial Group, Inc.	122	2,717
MB Financial, Inc.	41,075	1,576,869
MBT Financial Corp.	422	3,794
Mercantile Bank Corp.	158	3,978
Merchants Bancshares, Inc.	58	1,843
Meridian Bancorp, Inc.	764	11,231
Meta Financial Group, Inc.	84	4,594
MGIC Investment Corp. *	5,740	41,271
Middleburg Financial Corp.	116	3,262
Midland States Bancorp, Inc. *	388	8,831
MidWestOne Financial Group, Inc.	70	2,026
National Bank Holdings Corp., Class A	1,113	22,293
National Bankshares, Inc.	94	3,272
National Commerce Corp. *	60	1,459
Nationstar Mortgage Holdings, Inc. *	1,436	18,137
NBT Bancorp, Inc.	614	18,309
Nicolet Bankshares, Inc. *	43	1,563
NMI Holdings, Inc., Class A *	1,313	8,246
Northfield Bancorp, Inc.	213	3,180
Northrim BanCorp, Inc.	118	3,351
Northwest Bancshares, Inc.	112,034	1,670,427
OceanFirst Financial Corp.	663	12,504
Ocwen Financial Corp. *	448	896
OFG Bancorp	1,417	15,034
Old National Bancorp	3,305	43,494
Old Second Bancorp, Inc.	224	1,691
Opus Bank	562	18,141
Oritani Financial Corp.	1,192	19,334
Pacific Continental Corp.	150	2,172
Pacific Mercantile Bancorp *	436	2,978
Pacific Premier Bancorp, Inc. *	251	6,062
Park National Corp.	130	11,638
Park Sterling Corp.	2,430	18,760
Peapack-Gladstone Financial Corp.	369	7,406
Penns Woods Bancorp, Inc.	41	1,736
PennyMac Financial Services, Inc., Class A *	80	1,009
People's Utah Bancorp	174	3,109
Peoples Bancorp, Inc.	259	5,815
Peoples Financial Services Corp.	59	2,329
PHH Corp. *	1,504	21,973
Pinnacle Financial Partners, Inc.	9,628	511,343
Preferred Bank	104	3,398
Premier Financial Bancorp, Inc.	186	3,318
PrivateBancorp, Inc.	1,358	60,024
Prosperity Bancshares, Inc.	1,174	59,980
Provident Financial Holdings, Inc.	167	3,255
Provident Financial Services, Inc.	1,688	34,013
QCR Holdings, Inc.	113	3,349
Radian Group, Inc.	4,637	59,817
Renasant Corp.	446	14,370
Republic Bancorp, Inc., Class A	75	2,236

2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Republic First Bancorp, Inc. *	745	3,271
S&T Bancorp, Inc.	247	6,296
Sandy Spring Bancorp, Inc.	230	6,863
Seacoast Banking Corp. of Florida *	997	15,922
ServisFirst Bancshares, Inc.	218	11,037
Shore Bancshares, Inc.	469	5,515
Sierra Bancorp	117	2,092
Simmons First National Corp., Class A	323	14,842
South State Corp.	286	20,852
Southern National Bancorp of Virginia, Inc.	246	3,279
Southside Bancshares, Inc.	522	15,968
Southwest Bancorp, Inc.	261	5,069
State Bank Financial Corp.	353	7,724
Sterling Bancorp	2,459	41,532
Stock Yards Bancorp, Inc.	102	3,013
Stonegate Bank	95	3,011
Suffolk Bancorp	99	3,258
Sun Bancorp, Inc. *	108	2,305
SVB Financial Group *	9,466	950,576
Talmer Bancorp, Inc., Class A	1,644	34,557
Territorial Bancorp, Inc.	73	1,964
Texas Capital Bancshares, Inc. *	1,075	52,180
The First of Long Island Corp.	76	2,307
Tompkins Financial Corp.	117	8,511
Towne Bank	1,320	30,294
TriCo Bancshares	237	6,167
TriState Capital Holdings, Inc. *	128	1,827
Triumph Bancorp, Inc. *	111	1,939
TrustCo Bank Corp.	479	3,176
Trustmark Corp.	1,697	44,292
UMB Financial Corp.	645	35,739
Umpqua Holdings Corp.	4,767	72,601
Union Bankshares Corp.	1,223	32,825
United Bankshares, Inc.	1,221	46,764
United Community Banks, Inc.	1,874	36,056
United Community Financial Corp.	895	5,943
United Financial Bancorp, Inc.	505	6,641
Univest Corp. of Pennsylvania	842	17,758
Valley National Bancorp	3,461	31,391
Walker & Dunlop, Inc. *	809	19,149
Walter Investment Management Corp. *	288	827
Washington Federal, Inc.	1,585	39,625
Washington Trust Bancorp, Inc.	60	2,278
WashingtonFirst Bankshares, Inc.	153	3,672
Waterstone Financial, Inc.	110	1,725
Webster Financial Corp.	64,815	2,330,747
WesBanco, Inc.	788	24,365
West Bancorp, Inc.	141	2,679
Westamerica Bancorp	439	20,651
Westfield Financial, Inc.	401	3,156
Wilshire Bancorp, Inc.	2,294	24,638
Wintrust Financial Corp.	1,116	58,925
WSFS Financial Corp.	446	15,695
Yadkin Financial Corp.	1,226	30,883
		18,608,389
Capital Goods 12.9%
AAON, Inc.	599	15,862
AAR Corp.	707	17,081
Actuant Corp., Class A	1,533	36,409
Security	Number of Shares	Value ($)
Advanced Drainage Systems, Inc.	530	14,156
Aegion Corp. *	832	17,073
Aerojet Rocketdyne Holdings, Inc. *	932	17,578
Aerovironment, Inc. *	810	22,964
Aircastle Ltd.	1,281	28,464
Alamo Group, Inc.	138	9,264
Albany International Corp., Class A	51,003	2,158,957
Allied Motion Technologies, Inc.	63	1,425
Altra Industrial Motion Corp.	353	10,025
Ameresco, Inc., Class A *	500	2,475
American Railcar Industries, Inc.	205	8,612
American Science & Engineering, Inc.	422	15,576
American Superconductor Corp. *	356	3,268
American Woodmark Corp. *	213	15,811
Apogee Enterprises, Inc.	782	36,558
Applied Industrial Technologies, Inc.	845	39,673
Argan, Inc.	185	8,534
Armstrong Flooring, Inc. *	173	3,448
Astec Industries, Inc.	257	15,492
Astronics Corp. *	367	14,045
AZZ, Inc.	660	40,973
Babcock & Wilcox Enterprises, Inc. *	47,472	729,170
Barnes Group, Inc.	846	32,089
Beacon Roofing Supply, Inc. *	1,250	58,775
Blue Bird Corp. *	110	1,550
BMC Stock Holdings, Inc. *	427	8,689
Briggs & Stratton Corp.	970	22,048
Builders FirstSource, Inc. *	1,358	17,505
Caesarstone Ltd. *	144	5,399
CAI International, Inc. *	97	832
Chart Industries, Inc. *	965	28,969
CIRCOR International, Inc.	17,526	997,930
CLARCOR, Inc.	4,421	275,251
Columbus McKinnon Corp.	721	11,961
Comfort Systems USA, Inc.	1,030	31,291
Continental Building Products, Inc. *	471	11,045
Cubic Corp.	38,133	1,557,352
Curtiss-Wright Corp.	946	84,185
DigitalGlobe, Inc. *	1,557	41,977
Douglas Dynamics, Inc.	258	6,914
Ducommun, Inc. *	33	638
DXP Enterprises, Inc. *	509	8,470
Dycom Industries, Inc. *	469	44,109
Dynamic Materials Corp.	297	3,041
EMCOR Group, Inc.	1,355	75,473
Encore Wire Corp.	156	5,855
Energous Corp. *	275	3,416
Energy Recovery, Inc. *	616	6,591
EnerSys	815	50,815
Engility Holdings, Inc. *	377	10,948
EnPro Industries, Inc.	399	18,254
ESCO Technologies, Inc.	35,627	1,508,803
Esterline Technologies Corp. *	411	25,001
Federal Signal Corp.	1,300	17,095
Franklin Electric Co., Inc.	1,013	39,223
FreightCar America, Inc.	320	4,768
FuelCell Energy, Inc. *	552	2,975
GATX Corp.	32,141	1,437,667
Generac Holdings, Inc. *	1,522	57,516
General Cable Corp.	1,229	18,103
Gibraltar Industries, Inc. *	842	29,706
Global Brass & Copper Holdings, Inc.	218	6,174

    3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
GMS, Inc. *	138	3,485
Graham Corp.	164	2,955
Granite Construction, Inc.	582	28,972
Griffon Corp.	1,210	20,739
H&E Equipment Services, Inc.	560	10,427
Harsco Corp.	1,464	14,333
HC2 Holdings, Inc. *	148	681
HD Supply Holdings, Inc. *	22,088	799,365
Hillenbrand, Inc.	1,263	40,858
Hubbell, Inc.	7,158	771,847
Hurco Cos., Inc.	62	1,651
Hyster-Yale Materials Handling, Inc.	88	5,614
IES Holdings, Inc. *	242	3,763
Insteel Industries, Inc.	325	11,307
John Bean Technologies Corp.	716	47,915
Joy Global, Inc.	1,346	37,190
Kadant, Inc.	176	9,669
Kaman Corp.	755	32,586
Kennametal, Inc.	1,035	25,730
KLX, Inc. *	887	28,650
Kratos Defense & Security Solutions, Inc. *	1,409	6,214
Lawson Products, Inc. *	38	623
Layne Christensen Co. *	431	3,448
Lindsay Corp.	135	9,472
LSI Industries, Inc.	57	625
Luxfer Holdings plc ADR	62,211	752,753
Lydall, Inc. *	251	11,215
Masonite International Corp. *	712	49,719
MasTec, Inc. *	1,529	37,384
Mercury Systems, Inc. *	1,131	29,316
Meritor, Inc. *	1,762	14,766
Milacron Holdings Corp. *	188	3,237
Miller Industries, Inc.	382	8,198
Moog, Inc., Class A *	468	25,773
MRC Global, Inc. *	1,956	25,878
Mueller Industries, Inc.	76,560	2,606,102
Mueller Water Products, Inc., Class A	2,571	30,492
MYR Group, Inc. *	737	18,182
National Presto Industries, Inc.	23	2,059
Navistar International Corp. *	1,090	13,974
NCI Building Systems, Inc. *	1,179	19,123
Neff Corp., Class A *	312	3,048
NN, Inc.	262	4,420
Nortek, Inc. *	45	3,910
NOW, Inc. *	1,428	26,147
NV5 Global, Inc. *	61	1,962
Omega Flex, Inc.	119	4,059
Orion Group Holdings, Inc. *	142	802
Patrick Industries, Inc. *	235	15,172
PGT, Inc. *	1,115	13,380
Plug Power, Inc. *	1,567	2,805
Ply Gem Holdings, Inc. *	964	14,807
Powell Industries, Inc.	43	1,584
Power Solutions International, Inc. *	26	457
Preformed Line Products Co.	25	1,222
Primoris Services Corp.	46,605	841,220
Proto Labs, Inc. *	4,807	264,577
Quanex Building Products Corp.	962	19,230
Raven Industries, Inc.	483	10,027
RBC Bearings, Inc. *	573	43,565
Regal Beloit Corp.	3,317	202,370
Security	Number of Shares	Value ($)
Rexnord Corp. *	1,886	40,153
Rush Enterprises, Inc., Class A *	275	6,320
Simpson Manufacturing Co., Inc.	1,052	42,922
SiteOne Landscape Supply, Inc. *	97	3,767
Snap-on, Inc.	3,723	585,144
Sparton Corp. *	100	2,081
SPX Corp. *	347	5,254
SPX FLOW, Inc. *	302	8,239
Standex International Corp.	125	11,100
Sun Hydraulics Corp.	156	4,711
Sunrun, Inc. *	518	2,683
Supreme Industries, Inc., Class A	409	6,871
TASER International, Inc. *	1,428	41,355
Teledyne Technologies, Inc. *	535	56,175
Tennant Co.	211	13,521
Textainer Group Holdings Ltd.	185	2,198
The ExOne Co. *	265	2,698
The Gorman-Rupp Co.	178	4,822
The Greenbrier Cos., Inc.	859	28,201
The KEYW Holding Corp. *	316	3,236
The Manitowoc Co., Inc.	534	2,974
Thermon Group Holdings, Inc. *	60,647	1,223,856
Titan International, Inc.	294	1,943
Titan Machinery, Inc. *	475	5,325
Trex Co., Inc. *	803	38,945
TriMas Corp. *	81,445	1,455,422
Triton International Ltd.	483	8,110
Triumph Group, Inc.	648	19,978
Tutor Perini Corp. *	1,155	29,014
Univar, Inc. *	874	16,003
Universal Forest Products, Inc.	261	28,219
Vectrus, Inc. *	352	10,965
Veritiv Corp. *	37	1,562
Vicor Corp. *	299	3,169
Wabash National Corp. *	1,877	27,179
Watts Water Technologies, Inc., Class A	701	43,357
Woodward, Inc.	1,174	68,726
		20,748,548
Commercial & Professional Supplies 9.2%
ABM Industries, Inc.	1,332	49,564
Acacia Research Corp.	674	3,646
ACCO Brands Corp. *	143,158	1,609,096
ARC Document Solutions, Inc. *	799	3,148
Barrett Business Services, Inc.	134	5,759
Brady Corp., Class A	896	28,797
Casella Waste Systems, Inc., Class A *	677	6,337
CBIZ, Inc. *	1,207	13,048
CEB, Inc.	443	26,598
CECO Environmental Corp.	172	1,591
CRA International, Inc. *	91	2,513
Deluxe Corp.	1,056	71,375
Ennis, Inc.	324	5,612
Essendant, Inc.	55,078	1,103,763
Exponent, Inc.	287	14,582
Franklin Covey Co. *	70	1,149
FTI Consulting, Inc. *	40,061	1,716,213
G&K Services, Inc., Class A	24,225	1,943,087
GP Strategies Corp. *	255	5,345
Healthcare Services Group, Inc.	1,414	54,877
Heidrick & Struggles International, Inc.	246	4,787

4

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Heritage-Crystal Clean, Inc. *	114	1,438
Herman Miller, Inc.	1,391	45,583
HNI Corp.	1,022	53,277
Huron Consulting Group, Inc. *	13,976	859,105
ICF International, Inc. *	395	16,345
InnerWorkings, Inc. *	371	3,157
Insperity, Inc.	435	34,143
Interface, Inc.	31,093	555,321
Kelly Services, Inc., Class A	972	19,897
Kforce, Inc.	884	15,788
Kimball International, Inc., Class B	305	3,474
Knoll, Inc.	1,160	29,290
Korn/Ferry International	1,209	27,819
Matthews International Corp., Class A	23,447	1,409,399
McGrath RentCorp	291	9,274
Mistras Group, Inc. *	42,736	1,070,964
Mobile Mini, Inc.	612	19,896
MSA Safety, Inc.	455	25,425
Multi-Color Corp.	78	5,037
Navigant Consulting, Inc. *	1,097	21,622
NL Industries, Inc. *	152	451
On Assignment, Inc. *	1,120	41,384
Quad Graphics, Inc.	142	3,601
Resources Connection, Inc.	582	8,672
RPX Corp. *	1,450	14,602
SP Plus Corp. *	63,530	1,526,626
Steelcase, Inc., Class A	81,133	1,176,429
Team, Inc. *	428	11,817
Tetra Tech, Inc.	1,372	45,180
The Advisory Board Co. *	648	27,060
The Brink's Co.	1,104	36,233
TriNet Group, Inc. *	1,266	27,460
TrueBlue, Inc. *	41,463	925,869
UniFirst Corp.	370	43,246
US Ecology, Inc.	185	8,381
Viad Corp.	358	12,466
VSE Corp.	41	2,606
WageWorks, Inc. *	849	52,477
West Corp.	445	9,839
		14,871,540
Consumer Durables & Apparel 0.9%
Arctic Cat, Inc.	184	2,872
Bassett Furniture Industries, Inc.	51	1,317
Beazer Homes USA, Inc. *	1,620	15,536
Callaway Golf Co.	2,236	23,925
Cavco Industries, Inc. *	63	6,261
Century Communities, Inc. *	221	3,912
Columbia Sportswear Co.	688	39,388
Crocs, Inc. *	797	9,030
CSS Industries, Inc.	196	5,157
Culp, Inc.	107	3,053
Deckers Outdoor Corp. *	793	52,346
Escalade, Inc.	75	805
Ethan Allen Interiors, Inc.	459	15,941
Flexsteel Industries, Inc.	70	2,877
Fossil Group, Inc. *	516	16,306
G-III Apparel Group Ltd. *	585	23,418
GoPro, Inc., Class A *	1,241	15,686
Green Brick Partners, Inc. *	135	953
Helen of Troy Ltd. *	6,539	651,350
Security	Number of Shares	Value ($)
Hooker Furniture Corp.	291	6,731
Hovnanian Enterprises, Inc., Class A *	257	473
Iconix Brand Group, Inc. *	1,274	9,173
Installed Building Products, Inc. *	251	8,993
iRobot Corp. *	798	30,260
JAKKS Pacific, Inc. *	888	8,187
Johnson Outdoors, Inc., Class A	37	1,127
KB Home	2,280	35,796
La-Z-Boy, Inc.	1,200	36,264
LGI Homes, Inc. *	228	7,827
Libbey, Inc.	233	4,355
Lifetime Brands, Inc.	127	1,701
M.D.C. Holdings, Inc.	1,150	30,268
M/I Homes, Inc. *	696	15,695
Malibu Boats, Inc., Class A *	224	3,055
Marine Products Corp.	229	2,091
MCBC Holdings, Inc.	274	3,145
Meritage Homes Corp. *	741	26,965
Movado Group, Inc.	449	10,143
NACCO Industries, Inc., Class A	44	2,476
Nautilus, Inc. *	855	16,108
Oxford Industries, Inc.	166	9,492
Performance Sports Group Ltd. *	209	696
Perry Ellis International, Inc. *	300	6,426
Sequential Brands Group, Inc. *	439	3,569
Smith & Wesson Holding Corp. *	1,099	32,366
Steven Madden Ltd. *	1,209	42,339
Sturm, Ruger & Co., Inc.	290	19,720
Superior Uniform Group, Inc.	88	1,414
Taylor Morrison Home Corp., Class A *	1,201	19,516
The New Home Co., Inc. *	84	827
TopBuild Corp. *	437	16,501
TRI Pointe Group, Inc. *	2,542	34,190
Tumi Holdings, Inc. *	1,456	38,948
UCP, Inc., Class A *	387	3,251
Unifi, Inc. *	65	1,757
Universal Electronics, Inc. *	128	9,899
Vera Bradley, Inc. *	783	11,400
Vince Holding Corp. *	350	1,750
WCI Communities, Inc. *	269	4,527
William Lyon Homes, Class A *	390	6,766
Wolverine World Wide, Inc.	1,916	46,923
ZAGG, Inc. *	1,145	7,248
		1,470,491
Consumer Services 1.5%
American Public Education, Inc. *	199	5,699
Apollo Education Group, Inc. *	1,618	14,546
Ascent Capital Group, Inc., Class A *	231	3,932
Belmond Ltd., Class A *	1,631	18,740
Biglari Holdings, Inc. *	15	6,227
BJ's Restaurants, Inc. *	630	24,469
Bloomin' Brands, Inc.	2,028	36,463
Bob Evans Farms, Inc.	611	22,473
Bojangles', Inc. *	62	1,078
Boyd Gaming Corp. *	1,750	34,317
Bridgepoint Education, Inc. *	135	963
Bright Horizons Family Solutions, Inc. *	812	54,461
Buffalo Wild Wings, Inc. *	384	64,497
Caesars Acquisition Co., Class A *	318	3,422
Caesars Entertainment Corp. *	755	5,209

    5

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cambium Learning Group, Inc. *	344	1,665
Capella Education Co.	252	15,087
Career Education Corp. *	764	5,279
Carriage Services, Inc.	136	3,306
Carrols Restaurant Group, Inc. *	1,014	12,280
Century Casinos, Inc. *	526	3,356
Chegg, Inc. *	1,081	5,827
Churchill Downs, Inc.	168	22,030
Chuy's Holdings, Inc. *	258	8,700
ClubCorp Holdings, Inc.	1,227	17,791
Collectors Universe, Inc.	127	2,732
Cracker Barrel Old Country Store, Inc.	304	47,853
Dave & Buster's Entertainment, Inc. *	693	30,838
Del Frisco's Restaurant Group, Inc. *	177	2,641
Del Taco Restaurants, Inc. *	341	3,584
Denny's Corp. *	1,941	21,662
DeVry Education Group, Inc.	922	20,533
Diamond Resorts International, Inc. *	655	19,768
DineEquity, Inc.	446	36,291
El Pollo Loco Holdings, Inc. *	731	9,620
Eldorado Resorts, Inc. *	365	5,274
Empire Resorts, Inc. *	55	851
Fiesta Restaurant Group, Inc. *	800	17,872
Fogo De Chao, Inc. *	239	3,258
Golden Entertainment, Inc.	428	5,825
Grand Canyon Education, Inc. *	1,100	46,266
Houghton Mifflin Harcourt Co. *	69,624	1,180,127
International Speedway Corp., Class A	581	19,620
Interval Leisure Group, Inc.	1,601	28,786
Intrawest Resorts Holdings, Inc. *	279	4,057
Isle of Capri Casinos, Inc. *	352	6,593
J Alexander's Holdings, Inc. *	62	593
Jack in the Box, Inc.	498	44,018
Jamba, Inc. *	525	5,670
K12, Inc. *	482	5,967
Kona Grill, Inc. *	71	888
La Quinta Holdings, Inc. *	2,174	26,892
Liberty Tax, Inc.	105	1,455
LifeLock, Inc. *	2,010	33,627
Lindblad Expeditions Holdings, Inc. *	332	3,300
Luby's, Inc. *	612	2,840
Marriott Vacations Worldwide Corp.	372	28,384
Monarch Casino & Resort, Inc. *	67	1,563
Noodles & Co. *	96	709
Papa John's International, Inc.	451	33,351
Penn National Gaming, Inc. *	1,656	24,873
Pinnacle Entertainment, Inc. *	1,046	11,422
Planet Fitness, Inc., Class A *	181	3,710
Popeyes Louisiana Kitchen, Inc. *	361	20,678
Potbelly Corp. *	1,058	13,786
Red Robin Gourmet Burgers, Inc. *	166	8,028
Red Rock Resorts, Inc., Class A *	206	4,740
Regis Corp. *	672	9,032
Ruby Tuesday, Inc. *	808	3,264
Ruth's Hospitality Group, Inc.	965	15,411
Scientific Games Corp., Class A *	1,236	13,170
SeaWorld Entertainment, Inc.	1,594	24,548
Shake Shack, Inc., Class A *	290	11,603
Sonic Corp.	1,219	32,803
Sotheby's	1,350	43,726
Speedway Motorsports, Inc.	96	1,696
Strayer Education, Inc. *	108	4,938
Security	Number of Shares	Value ($)
Texas Roadhouse, Inc.	1,305	61,622
The Cheesecake Factory, Inc.	1,026	53,075
The Habit Restaurants, Inc., Class A *	869	14,113
The Marcus Corp.	350	7,752
Weight Watchers International, Inc. *	435	5,190
Wingstop, Inc.	112	2,912
Zoe's Kitchen, Inc. *	211	7,499
		2,494,716
Diversified Financials 4.2%
Arlington Asset Investment Corp., Class A	1,402	19,530
Associated Capital Group, Inc., Class A	30	897
B. Riley Financial, Inc.	319	2,897
BBX Capital Corp., Class A *	88	1,702
BGC Partners, Inc., Class A	2,866	25,421
Calamos Asset Management, Inc., Class A	525	3,654
Cash America International, Inc.	268	11,484
Cohen & Steers, Inc.	275	11,852
Cowen Group, Inc., Class A *	1,033	3,223
Diamond Hill Investment Group, Inc.	21	4,011
E*TRADE Financial Corp. *	21,831	547,521
Encore Capital Group, Inc. *	311	7,592
Enova International, Inc. *	779	7,081
Evercore Partners, Inc., Class A	904	45,806
EZCORP, Inc., Class A *	1,568	14,206
Fifth Street Asset Management, Inc.	40	161
Financial Engines, Inc.	1,188	31,351
First Cash Financial Services, Inc.	433	22,217
FNFV Group *	27,236	324,925
GAIN Capital Holdings, Inc.	821	5,517
GAMCO Investors, Inc., Class A	30	1,024
Green Dot Corp., Class A *	1,283	31,049
Greenhill & Co., Inc.	1,037	20,564
Houlihan Lokey, Inc.	128	2,935
INTL. FCStone, Inc. *	26	758
Investment Technology Group, Inc.	1,260	21,042
Janus Capital Group, Inc.	2,799	42,265
KCG Holdings, Inc., Class A *	1,610	24,359
Ladenburg Thalmann Financial Services, Inc. *	1,958	4,778
LendingClub Corp. *	3,945	18,226
Leucadia National Corp.	77,938	1,423,148
Manning & Napier, Inc.	564	4,394
Marlin Business Services Corp.	80	1,469
Medley Management, Inc., Class A	121	909
Moelis & Co., Class A	209	5,202
Nelnet, Inc., Class A	215	8,688
NewStar Financial, Inc. *	255	2,606
Oaktree Capital Group LLC	19,456	903,148
OM Asset Management plc	932	13,048
On Deck Capital, Inc. *	655	3,406
Oppenheimer Holdings, Inc., Class A	71	1,118
PICO Holdings, Inc. *	328	3,306
Piper Jaffray Cos. *	519	21,455
PJT Partners, Inc., Class A	123	3,140
PRA Group, Inc. *	636	17,719
Pzena Investment Management, Inc., Class A	326	2,562
Raymond James Financial, Inc.	13,068	717,433

6

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Regional Management Corp. *	66	1,241
Resource America, Inc., Class A	1,312	12,779
Safeguard Scientifics, Inc. *	390	5,039
SLM Corp. *	175,899	1,264,714
Solar Capital Ltd.	35,270	714,217
Stifel Financial Corp. *	1,426	50,409
TD Ameritrade Holding Corp.	6,958	211,245
Tiptree Financial, Inc., Class A	206	1,075
Virtu Financial, Inc., Class A	1,045	17,974
Virtus Investment Partners, Inc.	184	15,509
Waddell & Reed Financial, Inc., Class A	901	16,452
Westwood Holdings Group, Inc.	44	2,359
WisdomTree Investments, Inc.	2,160	21,470
World Acceptance Corp. *	106	4,607
		6,729,889
Energy 3.7%
Abraxas Petroleum Corp. *	646	749
Adams Resources & Energy, Inc.	80	2,422
Alon USA Energy, Inc.	1,461	10,329
Archrock, Inc.	1,024	9,124
Ardmore Shipping Corp.	2,012	14,144
Atwood Oceanics, Inc.	1,942	20,741
Bill Barrett Corp. *	1,435	8,567
Bristow Group, Inc.	455	4,919
California Resources Corp.	469	4,812
Callon Petroleum Co. *	2,173	24,750
CARBO Ceramics, Inc.	447	6,303
Carrizo Oil & Gas, Inc. *	1,304	42,771
Cheniere Energy Partners LP Holdings LLC	19,234	389,488
Cheniere Energy, Inc. *	13,254	554,415
Clayton Williams Energy, Inc. *	50	1,885
Clean Energy Fuels Corp. *	844	2,524
Cobalt International Energy, Inc. *	1,979	2,949
Contango Oil & Gas Co. *	232	2,141
CVR Energy, Inc.	179	2,649
Dawson Geophysical Co. *	407	3,032
Delek US Holdings, Inc.	1,257	15,738
Denbury Resources, Inc.	4,173	12,102
DHT Holdings, Inc.	2,637	12,288
Dorian LPG Ltd. *	56,105	346,168
Earthstone Energy, Inc. *	75	754
Eclipse Resources Corp. *	970	3,055
EP Energy Corp., Class A *	484	2,018
Era Group, Inc. *	36,609	321,427
Erin Energy Corp. *	327	837
Evolution Petroleum Corp.	368	2,006
EXCO Resources, Inc. *	1,244	1,717
Exterran Corp. *	484	6,156
Fairmount Santrol Holdings, Inc. *	578	3,959
Forum Energy Technologies, Inc. *	1,235	20,168
Frontline Ltd.	1,067	8,472
GasLog Ltd.	1,331	17,795
Gener8 Maritime, Inc. *	460	2,447
Geospace Technologies Corp. *	127	2,095
Golar LNG Ltd.	1,031	17,486
Green Plains, Inc.	657	14,901
Helix Energy Solutions Group, Inc. *	2,175	17,269
Hornbeck Offshore Services, Inc. *	946	7,549
Independence Contract Drilling, Inc. *	770	3,873
Security	Number of Shares	Value ($)
Isramco, Inc. *	35	2,768
Jones Energy, Inc., Class A *	508	1,880
Matador Resources Co. *	1,673	35,284
Matrix Service Co. *	192	3,181
McDermott International, Inc. *	3,379	17,503
Natural Gas Services Group, Inc. *	230	5,775
Navios Maritime Acquisition Corp.	707	1,082
Newpark Resources, Inc. *	936	5,916
Nordic American Tankers Ltd.	1,929	23,727
Northern Oil & Gas, Inc. *	1,068	4,229
Oasis Petroleum, Inc. *	4,320	32,832
Oil States International, Inc. *	1,067	32,992
Overseas Shipholding Group, Inc., Class A	258	3,300
Pacific Ethanol, Inc. *	271	1,851
Panhandle Oil & Gas, Inc., Class A	112	1,832
Par Pacific Holdings, Inc. *	270	4,050
Parker Drilling Co. *	1,022	2,116
PDC Energy, Inc. *	1,050	57,508
PHI, Inc. - Non Voting Shares *	154	2,975
Pioneer Energy Services Corp. *	1,198	3,774
Renewable Energy Group, Inc. *	1,105	10,774
REX American Resources Corp. *	248	16,318
RigNet, Inc. *	206	2,462
Ring Energy, Inc. *	451	3,581
RSP Permian, Inc. *	35,203	1,265,548
Sanchez Energy Corp. *	1,463	9,275
Scorpio Tankers, Inc.	197,927	942,133
SEACOR Holdings, Inc. *	18,998	1,073,767
Seadrill Ltd. *	3,912	11,619
SemGroup Corp., Class A	654	18,940
Ship Finance International Ltd.	1,712	25,851
Synergy Resources Corp. *	4,971	32,361
Teekay Corp.	408	2,530
Teekay Tankers Ltd., Class A	1,757	5,183
Tesco Corp.	39,226	259,284
TETRA Technologies, Inc. *	1,489	8,949
Tidewater, Inc.	901	3,847
Unit Corp. *	484	6,050
US Silica Holdings, Inc.	1,506	51,912
W&T Offshore, Inc. *	247	492
Western Refining, Inc.	1,822	37,989
Westmoreland Coal Co. *	313	2,989
Willbros Group, Inc. *	1,083	2,220
		5,987,643
Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	68	2,640
Natural Grocers by Vitamin Cottage, Inc. *	456	6,243
Performance Food Group Co. *	590	16,190
PriceSmart, Inc.	387	30,140
Smart & Final Stores, Inc. *	44,274	610,538
SpartanNash, Co.	559	17,609
SUPERVALU, Inc. *	2,605	12,712
The Andersons, Inc.	329	12,166
The Chefs' Warehouse, Inc. *	219	3,537
United Natural Foods, Inc. *	956	47,781
Village Super Market, Inc., Class A	150	4,746
Weis Markets, Inc.	99	5,115
		769,417

    7

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.4%
Alico, Inc.	40	1,183
Amplify Snack Brands, Inc. *	214	3,052
B&G Foods, Inc.	1,337	68,976
Cal-Maine Foods, Inc.	677	28,366
Calavo Growers, Inc.	203	13,353
Coca-Cola Bottling Co. Consolidated	28	3,988
Craft Brew Alliance, Inc. *	211	2,477
Darling Ingredients, Inc. *	2,813	44,389
Dean Foods Co.	2,051	37,862
Farmer Brothers Co. *	120	3,680
Fresh Del Monte Produce, Inc.	799	45,423
Freshpet, Inc. *	357	3,120
Inventure Foods, Inc. *	208	1,793
J&J Snack Foods Corp.	185	22,498
John B. Sanfilippo & Son, Inc.	219	10,221
Lancaster Colony Corp.	296	38,468
Landec Corp. *	283	3,255
Lifeway Foods, Inc. *	98	979
Limoneira Co.	88	1,557
MGP Ingredients, Inc.	215	9,245
National Beverage Corp. *	184	10,554
Omega Protein Corp. *	610	13,737
Primo Water Corp. *	963	11,537
Sanderson Farms, Inc.	503	44,058
Seaboard Corp. *	2	5,860
Seneca Foods Corp., Class A *	55	2,154
Snyder's-Lance, Inc.	1,836	62,901
The Boston Beer Co., Inc., Class A *	215	39,319
Tootsie Roll Industries, Inc.	615	22,835
Universal Corp.	610	36,179
Vector Group Ltd.	1,996	44,092
		637,111
Health Care Equipment & Services 5.0%
AAC Holdings, Inc. *	167	3,786
Abaxis, Inc.	646	31,951
Accuray, Inc. *	1,662	9,108
Aceto Corp.	480	12,341
Adeptus Health, Inc., Class A *	17,412	776,053
Air Methods Corp. *	886	29,495
Allscripts Healthcare Solutions, Inc. *	102,275	1,444,123
Almost Family, Inc. *	73	2,905
Amedisys, Inc. *	449	24,044
American Renal Associates Holdings, Inc. *	116	2,767
AMN Healthcare Services, Inc. *	772	32,656
Amsurg Corp. *	6,430	482,314
Analogic Corp.	146	12,267
AngioDynamics, Inc. *	255	4,230
Anika Therapeutics, Inc. *	414	20,667
AtriCure, Inc. *	655	9,949
Atrion Corp.	18	8,582
Avinger, Inc. *	258	1,275
AxoGen, Inc. *	820	5,510
BioScrip, Inc. *	891	2,281
BioTelemetry, Inc. *	547	10,404
Brookdale Senior Living, Inc. *	42,717	788,983
Cantel Medical Corp.	518	34,680
Capital Senior Living Corp. *	1,161	22,616
Security	Number of Shares	Value ($)
Cardiovascular Systems, Inc. *	948	18,590
Castlight Health, Inc., Class B *	722	2,693
Cerus Corp. *	1,053	7,782
Chemed Corp.	228	33,548
Civitas Solutions, Inc. *	65	1,393
Community Health Systems, Inc. *	1,266	16,167
Computer Programs & Systems, Inc.	418	16,570
ConforMIS, Inc. *	778	5,423
CONMED Corp.	746	30,317
Corindus Vascular Robotics, Inc. *	337	482
CorVel Corp. *	16,354	739,201
Cotiviti Holdings, Inc. *	160	3,862
Cross Country Healthcare, Inc. *	375	5,482
CryoLife, Inc.	456	6,644
Cutera, Inc. *	46	496
Cynosure, Inc., Class A *	255	14,015
Diplomat Pharmacy, Inc. *	543	19,510
Endologix, Inc. *	2,378	33,554
Entellus Medical, Inc. *	56	1,002
Evolent Health, Inc., Class A *	176	4,143
Exactech, Inc. *	178	4,811
Genesis Healthcare, Inc. *	239	492
GenMark Diagnostics, Inc. *	323	3,440
Glaukos Corp. *	142	4,964
Globus Medical, Inc., Class A *	1,747	40,094
Haemonetics Corp. *	41,504	1,258,401
Halyard Health, Inc. *	1,169	40,436
HealthEquity, Inc. *	435	12,841
HealthSouth Corp.	1,725	74,261
HealthStream, Inc. *	236	5,718
Healthways, Inc. *	1,393	23,458
HeartWare International, Inc. *	266	15,412
HMS Holdings Corp. *	1,473	29,283
ICU Medical, Inc. *	5,860	684,214
Imprivata, Inc. *	1,140	21,797
Inogen, Inc. *	267	14,349
Insulet Corp. *	1,222	43,247
Integer Holdings Corp. *	346	7,685
Integra LifeSciences Holdings Corp. *	684	57,641
Invacare Corp.	1,510	17,395
InVivo Therapeutics Holdings Corp. *	314	2,035
iRadimed Corp. *	63	1,220
K2M Group Holdings, Inc. *	440	7,374
Kindred Healthcare, Inc.	1,773	21,737
Landauer, Inc.	74	3,087
LeMaitre Vascular, Inc.	295	5,074
LHC Group, Inc. *	530	23,988
Magellan Health, Inc. *	626	42,862
Masimo Corp. *	954	50,533
Medidata Solutions, Inc. *	974	51,768
Meridian Bioscience, Inc.	1,345	26,039
Merit Medical Systems, Inc. *	1,339	31,386
Molina Healthcare, Inc. *	1,019	57,889
National HealthCare Corp.	93	6,008
National Research Corp., Class A	104	1,562
Natus Medical, Inc. *	908	35,712
Neogen Corp. *	480	26,472
Nevro Corp. *	297	24,562
Nobilis Health Corp. *	215	613
Novocure Ltd. *	281	2,113
NuVasive, Inc. *	1,101	68,482
NxStage Medical, Inc. *	1,055	23,326

8

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Omnicell, Inc. *	539	20,849
OraSure Technologies, Inc. *	451	3,076
Orthofix International N.V. *	569	26,971
Owens & Minor, Inc.	1,456	51,994
Oxford Immunotec Global plc *	100	804
Penumbra, Inc. *	300	20,493
PharMerica Corp. *	569	15,113
Press Ganey Holdings, Inc. *	302	12,056
Quality Systems, Inc.	1,209	14,847
Quidel Corp. *	193	4,400
Quorum Health Corp. *	281	3,060
RadNet, Inc. *	580	3,486
Rockwell Medical, Inc. *	751	6,046
RTI Surgical, Inc. *	213	692
Second Sight Medical Products, Inc. *	195	788
Select Medical Holdings Corp. *	1,958	22,517
Senseonics Holdings, Inc. *	791	2,626
STAAR Surgical Co. *	395	2,702
Surgery Partners, Inc. *	195	3,535
Surgical Care Affiliates, Inc. *	274	14,251
Surmodics, Inc. *	218	5,980
Tandem Diabetes Care, Inc. *	642	4,256
Team Health Holdings, Inc. *	1,397	57,053
Teladoc, Inc. *	237	4,133
The Ensign Group, Inc.	999	21,478
The Providence Service Corp. *	187	9,045
The Spectranetics Corp. *	1,350	31,293
TransEnterix, Inc. *	623	841
Triple-S Management Corp., Class B *	185	4,597
U.S. Physical Therapy, Inc.	52	3,100
Universal American Corp.	1,448	11,092
Utah Medical Products, Inc.	34	2,212
Vascular Solutions, Inc. *	373	17,109
Veracyte, Inc. *	126	624
Vocera Communications, Inc. *	568	8,401
Wright Medical Group N.V. *	2,199	48,224
Zeltiq Aesthetics, Inc. *	802	27,228
		8,094,614
Household & Personal Products 0.1%
Avon Products, Inc.	5,673	23,089
Central Garden & Pet Co. *	281	6,817
Central Garden & Pet Co., Class A *	1,087	24,773
Elizabeth Arden, Inc. *	501	6,964
HRG Group, Inc. *	1,691	25,179
Inter Parfums, Inc.	107	3,482
Medifast, Inc.	524	18,455
Natural Health Trends Corp.	118	3,964
Nature's Sunshine Products, Inc.	105	1,239
Nutraceutical International Corp. *	84	2,154
Oil-Dri Corp. of America	61	2,284
Orchids Paper Products Co.	88	2,702
Revlon, Inc., Class A *	69	2,449
Synutra International, Inc. *	329	1,148
USANA Health Sciences, Inc. *	63	8,651
WD-40 Co.	266	30,585
		163,935
Security	Number of Shares	Value ($)
Insurance 2.3%
Ambac Financial Group, Inc. *	1,101	20,016
American Equity Investment Life Holding Co.	1,741	27,734
AMERISAFE, Inc.	526	30,787
Argo Group International Holdings Ltd.	406	21,067
Assurant, Inc.	9,084	754,063
Atlas Financial Holdings, Inc. *	74	1,274
Baldwin & Lyons, Inc., Class B	70	1,854
Citizens, Inc. *	419	3,499
CNO Financial Group, Inc.	3,587	62,306
Crawford & Co., Class B	204	2,240
Donegal Group, Inc., Class A	315	5,094
eHealth, Inc. *	1,080	10,314
EMC Insurance Group, Inc.	96	2,662
Employers Holdings, Inc.	938	26,752
Enstar Group Ltd. *	144	23,989
FBL Financial Group, Inc., Class A	152	9,480
Federated National Holding Co.	333	6,976
Fidelity & Guaranty Life	491	10,733
FNF Group	12,601	474,680
Genworth Financial, Inc., Class A *	6,109	17,472
Global Indemnity plc *	72	2,162
Greenlight Capital Re Ltd., Class A *	325	6,705
Hallmark Financial Services, Inc. *	183	1,942
HCI Group, Inc.	594	17,915
Heritage Insurance Holdings, Inc.	711	8,809
Horace Mann Educators Corp.	1,085	37,085
Independence Holding Co.	146	2,542
Infinity Property & Casualty Corp.	74	6,071
James River Group Holdings Ltd.	58	1,952
Kemper Corp.	20,823	713,604
Maiden Holdings Ltd.	1,862	26,012
MBIA, Inc. *	1,586	13,386
National General Holdings Corp.	723	14,915
National Interstate Corp.	57	1,849
National Western Life Group, Inc., Class A	9	1,702
OneBeacon Insurance Group Ltd., Class A	228	3,194
Patriot National, Inc. *	307	2,422
Primerica, Inc.	17,368	894,626
RLI Corp.	604	41,175
Safety Insurance Group, Inc.	100	6,370
Selective Insurance Group, Inc.	1,327	51,965
State Auto Financial Corp.	93	2,100
State National Cos., Inc.	18,794	205,230
Stewart Information Services Corp.	329	14,084
The Navigators Group, Inc.	103	9,648
Third Point Reinsurance Ltd. *	2,184	27,497
Trupanion, Inc. *	171	2,579
United Fire Group, Inc.	216	9,072
United Insurance Holdings Corp.	332	5,266
Universal Insurance Holdings, Inc.	969	21,066
WMIH Corp. *	1,345	3,255
		3,669,192
Materials 5.0%
A. Schulman, Inc.	942	27,610
AEP Industries, Inc.	26	2,092

    9

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AgroFresh Solutions, Inc. *	617	3,980
AK Steel Holding Corp. *	4,259	27,939
Allegheny Technologies, Inc.	1,232	21,942
American Vanguard Corp.	624	9,285
Axiall Corp.	1,605	52,403
Balchem Corp.	408	26,059
Boise Cascade Co. *	857	23,285
Calgon Carbon Corp.	1,181	16,298
Carpenter Technology Corp.	937	36,777
Century Aluminum Co. *	965	7,324
Chase Corp.	76	4,605
Chemtura Corp. *	1,508	42,360
Clearwater Paper Corp. *	361	22,710
Cliffs Natural Resources, Inc. *	2,635	20,843
Codexis, Inc. *	732	3,184
Coeur Mining, Inc. *	2,403	36,814
Commercial Metals Co.	2,753	45,535
Deltic Timber Corp.	19,819	1,365,925
Ferro Corp. *	2,027	26,270
Ferroglobe plc	1,153	10,746
Flotek Industries, Inc. *	1,443	20,491
FutureFuel Corp.	837	9,592
GCP Applied Technologies, Inc. *	922	25,383
Gold Resource Corp.	925	5,198
Greif, Inc., Class A	31,387	1,259,560
H.B. Fuller Co.	1,161	54,056
Handy & Harman Ltd. *	99	2,759
Hawkins, Inc.	42	1,795
Haynes International, Inc.	111	4,216
Headwaters, Inc. *	1,528	30,392
Hecla Mining Co.	5,189	33,677
Ingevity Corp. *	487	18,637
Innophos Holdings, Inc.	374	16,104
Innospec, Inc.	667	33,530
Kaiser Aluminum Corp.	343	28,418
KapStone Paper & Packaging Corp.	1,490	21,277
KMG Chemicals, Inc.	200	5,498
Koppers Holdings, Inc. *	394	12,458
Kraton Performance Polymers, Inc. *	682	20,399
Kronos Worldwide, Inc.	417	2,356
Louisiana-Pacific Corp. *	2,408	48,642
LSB Industries, Inc. *	766	8,870
Materion Corp.	279	7,368
Methanex Corp.	38,281	1,072,634
Minerals Technologies, Inc.	829	54,101
Multi Packaging Solutions International Ltd. *	4,207	61,086
Myers Industries, Inc.	212	3,169
Neenah Paper, Inc.	324	24,439
Olin Corp.	3,010	62,909
Olympic Steel, Inc.	377	10,805
OMNOVA Solutions, Inc. *	584	5,530
P.H. Glatfelter Co.	635	13,119
PolyOne Corp.	1,861	65,265
Quaker Chemical Corp.	131	12,531
Rayonier Advanced Materials, Inc.	1,158	15,946
Real Industry, Inc. *	407	3,191
Ryerson Holding Corp. *	520	7,509
Schnitzer Steel Industries, Inc., Class A	928	18,087
Schweitzer-Mauduit International, Inc.	469	17,733
Sensient Technologies Corp.	24,332	1,796,432
Stepan Co.	203	13,055
Security	Number of Shares	Value ($)
Stillwater Mining Co. *	1,767	27,035
Summit Materials, Inc., Class A *	1,277	28,273
SunCoke Energy, Inc.	1,064	8,118
TerraVia Holdings, Inc. *	781	1,976
The Chemours Co.	2,251	20,934
The Mosaic Co.	39,742	1,073,034
TimkenSteel Corp.	1,268	12,705
Trecora Resources *	384	4,389
Tredegar Corp.	361	6,390
Trinseo S.A.	597	29,725
Tronox Ltd., Class A	1,836	11,916
United States Lime & Minerals, Inc.	34	2,142
US Concrete, Inc. *	252	16,254
Valhi, Inc.	221	411
Worthington Industries, Inc.	1,067	47,279
		8,052,784
Media 1.4%
AMC Entertainment Holdings, Inc., Class A	264	7,767
Carmike Cinemas, Inc. *	796	24,533
Central European Media Enterprises Ltd., Class A *	775	1,790
Daily Journal Corp. *	23	5,253
DreamWorks Animation SKG, Inc., Class A *	1,712	70,141
Entercom Communications Corp., Class A	610	8,912
Entravision Communications Corp., Class A	470	3,412
Eros International plc *	135	2,350
Gannett Co., Inc.	1,480	18,885
Global Eagle Entertainment, Inc. *	637	5,223
Gray Television, Inc. *	627	6,207
Hemisphere Media Group, Inc. *	122	1,548
IMAX Corp. *	1,458	46,058
Liberty Braves Group, Class A *	862	14,214
Liberty Braves Group, Class C *	357	5,705
Liberty Media Group, Class A *	677	15,368
Liberty Media Group, Class C *	280	6,278
Loral Space & Communications, Inc. *	92	3,232
MDC Partners, Inc., Class A	752	9,596
Media General, Inc. *	8,357	147,000
Meredith Corp.	893	48,651
MSG Networks, Inc., Class A *	462	7,415
National CineMedia, Inc.	1,361	21,204
New Media Investment Group, Inc.	1,033	18,243
Nexstar Broadcasting Group, Inc., Class A	12,065	609,886
Reading International, Inc., Class A *	278	3,823
Saga Communications, Inc., Class A	146	5,989
Scholastic Corp.	383	15,741
Sinclair Broadcast Group, Inc., Class A	37,234	1,035,850
The E.W. Scripps Co., Class A *	1,581	26,814
The New York Times Co., Class A	2,192	28,452
Time, Inc.	2,050	33,477
Townsquare Media, Inc., Class A *	107	875
tronc, Inc.	258	3,867
World Wrestling Entertainment, Inc., Class A	891	17,597
		2,281,356

10

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Accelerate Diagnostics, Inc. *	333	6,543
Acceleron Pharma, Inc. *	277	9,396
AcelRx Pharmaceuticals, Inc. *	1,123	4,076
Achillion Pharmaceuticals, Inc. *	2,334	19,326
Acorda Therapeutics, Inc. *	1,175	29,704
Adamas Pharmaceuticals, Inc. *	190	2,869
Aduro Biotech, Inc. *	311	4,565
Advaxis, Inc. *	1,620	13,511
Adverum Biotechnologies, Inc. *	284	1,028
Aerie Pharmaceuticals, Inc. *	490	8,501
Agenus, Inc. *	1,843	10,229
Agile Therapeutics, Inc. *	161	1,127
Aimmune Therapeutics, Inc. *	254	3,045
Akebia Therapeutics, Inc. *	1,080	9,666
Akorn, Inc. *	18,468	632,160
Albany Molecular Research, Inc. *	1,240	17,906
Alder Biopharmaceuticals, Inc. *	454	14,573
AMAG Pharmaceuticals, Inc. *	991	26,291
Amicus Therapeutics, Inc. *	2,318	15,577
Amphastar Pharmaceuticals, Inc. *	1,104	17,863
Ampio Pharmaceuticals, Inc. *	890	881
Anavex Life Sciences Corp. *	736	2,826
ANI Pharmaceuticals, Inc. *	59	3,575
Anthera Pharmaceuticals, Inc. *	1,008	3,105
Applied Genetic Technologies Corp. *	57	857
Aratana Therapeutics, Inc. *	435	3,302
Ardelyx, Inc. *	91	972
Arena Pharmaceuticals, Inc. *	2,410	4,025
ARIAD Pharmaceuticals, Inc. *	4,780	45,458
Array BioPharma, Inc. *	1,773	6,631
Arrowhead Pharmaceuticals, Inc. *	2,550	15,198
Asterias Biotherapeutics, Inc. *	325	972
Atara Biotherapeutics, Inc. *	293	7,032
Athersys, Inc. *	1,566	3,477
Axovant Sciences Ltd. *	269	3,981
Bellicum Pharmaceuticals, Inc. *	336	5,336
BioCryst Pharmaceuticals, Inc. *	1,465	5,303
BioSpecifics Technologies Corp. *	132	5,346
BioTime, Inc. *	1,272	3,969
Bluebird Bio, Inc. *	427	24,416
Blueprint Medicines Corp. *	52	1,150
Cambrex Corp. *	577	30,241
Cara Therapeutics, Inc. *	1,478	8,765
Catalent, Inc. *	1,831	46,764
Celldex Therapeutics, Inc. *	2,826	13,056
Cellular Biomedicine Group, Inc. *	40	596
Cempra, Inc. *	515	9,255
Cepheid *	1,387	49,003
Charles River Laboratories International, Inc. *	12,730	1,119,349
ChemoCentryx, Inc. *	323	1,518
Chimerix, Inc. *	2,343	9,349
Cidara Therapeutics, Inc. *	101	1,201
Clovis Oncology, Inc. *	1,092	15,594
Coherus Biosciences, Inc. *	361	9,166
Collegium Pharmaceutical, Inc. *	77	934
Concert Pharmaceuticals, Inc. *	89	1,023
Corcept Therapeutics, Inc. *	1,418	8,224
Curis, Inc. *	479	805
Cytokinetics, Inc. *	1,621	18,026
Security	Number of Shares	Value ($)
CytomX Therapeutics, Inc. *	321	3,229
CytRx Corp. *	1,143	743
Depomed, Inc. *	1,173	22,252
Dermira, Inc. *	711	23,861
Durect Corp. *	581	1,127
Dynavax Technologies Corp. *	1,390	21,448
Eagle Pharmaceuticals, Inc. *	17	733
Emergent BioSolutions, Inc. *	949	31,687
Enanta Pharmaceuticals, Inc. *	327	7,354
Endocyte, Inc. *	91	289
Enzo Biochem, Inc. *	1,198	8,350
Epizyme, Inc. *	452	4,683
Esperion Therapeutics, Inc. *	1,255	13,629
Exact Sciences Corp. *	2,159	37,523
Exelixis, Inc. *	4,777	43,853
FibroGen, Inc. *	421	8,054
Five Prime Therapeutics, Inc. *	282	14,295
Flex Pharma, Inc. *	73	865
Flexion Therapeutics, Inc. *	965	15,980
Fluidigm Corp. *	582	6,140
Foundation Medicine, Inc. *	105	2,454
Galena Biopharma, Inc. *	1,426	634
Genomic Health, Inc. *	439	12,744
Geron Corp. *	2,176	5,832
Global Blood Therapeutics, Inc. *	309	5,525
GW Pharmaceuticals PLC *	10,694	1,008,658
Halozyme Therapeutics, Inc. *	2,279	22,653
Heron Therapeutics, Inc. *	432	7,180
Heska Corp. *	49	2,085
Horizon Pharma plc *	3,440	66,358
Idera Pharmaceuticals, Inc. *	589	1,013
Ignyta, Inc. *	339	1,868
Immune Design, Corp. *	60	460
ImmunoGen, Inc. *	1,807	5,023
Immunomedics, Inc. *	1,236	3,275
Impax Laboratories, Inc. *	1,327	41,694
INC Research Holdings, Inc., Class A *	661	29,421
Infinity Pharmaceuticals, Inc. *	1,339	2,250
Innoviva, Inc.	1,753	22,561
Inotek Pharmaceuticals Corp. *	414	3,925
Inovio Pharmaceuticals, Inc. *	2,131	21,054
Insmed, Inc. *	733	8,393
Insys Therapeutics, Inc. *	435	6,808
Intellia Therapeutics, Inc. *	115	2,176
Intersect ENT, Inc. *	512	8,110
Intra-Cellular Therapies, Inc. *	344	14,035
Invitae Corp. *	96	842
Ironwood Pharmaceuticals, Inc. *	2,397	33,870
Karyopharm Therapeutics, Inc. *	282	2,081
Keryx Biopharmaceuticals, Inc. *	1,722	12,674
Kite Pharma, Inc. *	554	31,373
La Jolla Pharmaceutical Co. *	185	3,145
Lannett Co., Inc. *	515	16,078
Lexicon Pharmaceuticals, Inc. *	1,554	25,361
Ligand Pharmaceuticals, Inc. *	429	57,864
Lion Biotechnologies, Inc. *	806	7,125
Lipocine, Inc. *	408	1,506
Loxo Oncology, Inc. *	107	2,752
Luminex Corp. *	977	20,937
MacroGenics, Inc. *	300	9,177
MannKind Corp. *	2,185	2,163
Medgenics, Inc. *	226	1,304

    11

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MediciNova, Inc. *	443	2,747
Merrimack Pharmaceuticals, Inc. *	3,197	18,543
MiMedx Group, Inc. *	2,039	15,272
Minerva Neurosciences, Inc. *	284	3,152
Mirati Therapeutics, Inc. *	251	1,165
Momenta Pharmaceuticals, Inc. *	1,389	15,640
Myriad Genetics, Inc. *	1,529	47,368
NanoString Technologies, Inc. *	277	3,764
NantKwest, Inc. *	492	3,360
Natera, Inc. *	446	5,843
Nektar Therapeutics *	2,243	38,781
NeoGenomics, Inc. *	1,470	12,818
NewLink Genetics Corp. *	650	6,877
Novavax, Inc. *	6,649	48,671
Ocular Therapeutix, Inc. *	299	1,307
Omeros Corp. *	518	6,092
OncoMed Pharmaceuticals, Inc. *	255	3,093
Ophthotech Corp. *	373	23,962
Organovo Holdings, Inc. *	547	2,341
Osiris Therapeutics, Inc. *	165	825
Otonomy, Inc. *	176	2,527
OvaScience, Inc. *	353	1,779
Pacific Biosciences of California, Inc. *	1,886	16,125
Pacira Pharmaceuticals, Inc. *	574	20,807
Paratek Pharmaceuticals, Inc. *	1,018	13,102
PAREXEL International Corp. *	1,161	77,613
PDL BioPharma, Inc.	437	1,538
Pfenex, Inc. *	76	613
PharmAthene, Inc. *	1,322	3,384
Phibro Animal Health Corp., Class A	24,490	505,229
Portola Pharmaceuticals, Inc. *	1,123	29,153
PRA Health Sciences, Inc. *	634	29,405
Prestige Brands Holdings, Inc. *	1,195	63,932
Progenics Pharmaceuticals Inc *	2,009	11,753
Prothena Corp. plc *	377	20,754
PTC Therapeutics, Inc. *	1,762	10,519
Puma Biotechnology, Inc. *	132	6,585
Radius Health, Inc. *	341	16,068
Raptor Pharmaceutical Corp. *	1,517	8,935
Regulus Therapeutics, Inc. *	1,008	3,599
Relypsa, Inc. *	975	31,141
Repligen Corp. *	789	22,565
Retrophin, Inc. *	818	14,667
Revance Therapeutics, Inc. *	384	5,180
Rigel Pharmaceuticals, Inc. *	997	2,283
Sage Therapeutics, Inc. *	666	29,877
Sagent Pharmaceuticals, Inc. *	563	12,211
Sangamo BioSciences, Inc. *	2,249	14,236
Sarepta Therapeutics, Inc. *	1,380	34,886
SciClone Pharmaceuticals, Inc. *	1,566	16,537
Seres Therapeutics, Inc. *	104	1,138
Sorrento Therapeutics, Inc. *	321	2,019
Spark Therapeutics, Inc. *	202	11,704
Spectrum Pharmaceuticals, Inc. *	1,813	12,455
Stemline Therapeutics, Inc. *	66	488
Sucampo Pharmaceuticals, Inc., Class A *	870	10,222
Supernus Pharmaceuticals, Inc. *	1,145	25,442
Synergy Pharmaceuticals, Inc. *	1,684	6,871
Synthetic Biologics, Inc. *	1,651	2,889
T2 Biosystems, Inc. *	746	4,222
Teligent, Inc. *	548	4,450
Security	Number of Shares	Value ($)
TESARO, Inc. *	484	45,128
Tetraphase Pharmaceuticals, Inc. *	771	3,099
TG Therapeutics, Inc. *	671	3,966
The Medicines Co. *	1,581	61,833
TherapeuticsMD, Inc. *	121,702	945,625
Theravance Biopharma, Inc. *	394	10,051
Titan Pharmaceuticals, Inc. *	531	2,634
Tobira Therapeutics, Inc. *	77	332
Tokai Pharmaceuticals, Inc. *	98	123
Trevena, Inc. *	1,499	9,399
Trovagene, Inc. *	140	788
Ultragenyx Pharmaceutical, Inc. *	527	33,349
Vanda Pharmaceuticals, Inc. *	1,628	18,559
Versartis, Inc. *	63	725
Vitae Pharmaceuticals, Inc. *	414	4,409
Vital Therapies, Inc. *	63	392
XBiotech, Inc. *	182	2,597
Xencor, Inc. *	281	5,322
Zafgen, Inc. *	1,049	3,189
ZIOPHARM Oncology, Inc. *	2,647	12,864
Zogenix, Inc. *	226	2,063
		6,676,144
Real Estate 4.3%
Acadia Realty Trust	1,638	61,687
AG Mortgage Investment Trust, Inc.	385	5,767
Agree Realty Corp.	496	25,157
Alexander & Baldwin, Inc.	618	24,349
Alexander's, Inc.	13	5,581
Altisource Portfolio Solutions S.A. *	298	6,931
Altisource Residential Corp.	1,180	11,328
American Assets Trust, Inc.	547	25,096
American Capital Mortgage Investment Corp.	1,539	25,178
Annaly Capital Management, Inc.	2,568	28,198
Anworth Mortgage Asset Corp.	3,293	16,202
Apollo Commercial Real Estate Finance, Inc.	1,754	28,502
Apollo Residential Mortgage, Inc.	1,564	21,223
Ares Commercial Real Estate Corp.	250	3,175
Armada Hoffler Properties, Inc.	406	6,078
ARMOUR Residential REIT, Inc.	1,242	26,430
Ashford Hospitality Prime, Inc.	200	3,008
Ashford Hospitality Trust, Inc.	1,259	7,504
AV Homes, Inc. *	49	702
Bluerock Residential Growth REIT, Inc.	478	6,367
Capstead Mortgage Corp.	2,895	28,805
CareTrust REIT, Inc.	1,030	14,883
CatchMark Timber Trust, Inc., Class A	312	3,778
CBL & Associates Properties, Inc.	2,062	25,342
Cedar Realty Trust, Inc.	1,198	9,632
Chatham Lodging Trust	1,204	28,872
Chesapeake Lodging Trust	858	21,682
City Office REIT, Inc.	1,048	14,211
Colony Capital, Inc., Class A	2,743	48,771
Colony Starwood Homes	1,316	43,112
Community Healthcare Trust, Inc.	685	15,748
Consolidated-Tomoka Land Co.	43	2,104
CorEnergy Infrastructure Trust, Inc.	109	3,207
CoreSite Realty Corp.	501	41,348
Corporate Office Properties Trust	29,537	884,929

12

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	3,224	34,303
CYS Investments, Inc.	3,041	27,217
DiamondRock Hospitality Co.	74,063	727,299
DuPont Fabros Technology, Inc.	1,486	71,075
Dynex Capital, Inc.	1,679	11,787
Easterly Government Properties, Inc.	388	7,950
EastGroup Properties, Inc.	748	55,068
Education Realty Trust, Inc.	26,071	1,255,058
Farmland Partners, Inc.	273	3,216
FelCor Lodging Trust, Inc.	2,547	16,173
First Industrial Realty Trust, Inc.	2,236	65,895
First Potomac Realty Trust	1,169	11,819
Forestar Group, Inc. *	845	10,377
Four Corners Property Trust, Inc.	856	18,584
Franklin Street Properties Corp.	1,386	17,769
FRP Holdings, Inc. *	34	1,237
Getty Realty Corp.	157	3,567
Gladstone Commercial Corp.	344	6,261
Global Net Lease, Inc.	1,869	16,316
Government Properties Income Trust	1,793	42,781
Gramercy Property Trust	6,706	66,993
Great Ajax Corp.	871	12,063
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	404	9,086
Healthcare Realty Trust, Inc.	1,770	64,003
Hersha Hospitality Trust	1,359	25,685
HFF, Inc., Class A	390	11,002
Hudson Pacific Properties, Inc.	1,671	56,497
Independence Realty Trust, Inc.	1,238	11,192
InfraREIT, Inc.	1,365	24,106
Invesco Mortgage Capital, Inc.	2,857	41,141
Investors Real Estate Trust	836	5,534
iStar, Inc. *	2,198	22,771
Kennedy-Wilson Holdings, Inc.	1,821	38,332
Kite Realty Group Trust	1,878	57,110
Ladder Capital Corp.	328	4,284
LaSalle Hotel Properties	2,443	67,305
Lexington Realty Trust	3,215	34,947
LTC Properties, Inc.	900	48,177
Mack-Cali Realty Corp.	1,769	49,886
Marcus & Millichap, Inc. *	31	830
Medical Properties Trust, Inc.	3,725	58,482
Monmouth Real Estate Investment Corp.	1,202	16,612
Monogram Residential Trust, Inc.	2,203	23,594
National Health Investors, Inc.	847	66,549
National Storage Affiliates Trust	549	11,732
New Residential Investment Corp.	3,550	48,528
New Senior Investment Group, Inc.	1,351	16,198
New York Mortgage Trust, Inc.	1,086	7,102
New York REIT, Inc.	1,931	18,422
NexPoint Residential Trust, Inc.	809	15,767
NorthStar Realty Europe Corp.	298	2,757
One Liberty Properties, Inc.	123	3,077
Orchid Island Capital, Inc.	1,407	15,702
Parkway Properties, Inc.	2,146	37,276
Pebblebrook Hotel Trust	1,111	32,941
Pennsylvania Real Estate Investment Trust	1,707	43,426
PennyMac Mortgage Investment Trust	1,290	20,937
Physicians Realty Trust	2,065	44,852
Potlatch Corp.	511	19,546
Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	535	7,955
PS Business Parks, Inc.	265	29,386
QTS Realty Trust, Inc., Class A	681	38,987
RAIT Financial Trust	1,290	4,089
Ramco-Gershenson Properties Trust	2,060	40,870
RE/MAX Holdings, Inc., Class A	77	3,336
Redwood Trust, Inc.	2,202	31,423
Resource Capital Corp.	1,357	18,469
Retail Opportunity Investments Corp.	2,381	54,358
Rexford Industrial Realty, Inc.	1,736	39,685
RLJ Lodging Trust	2,159	51,255
Ryman Hospitality Properties, Inc.	603	33,913
Sabra Health Care REIT, Inc.	1,251	29,911
Saul Centers, Inc.	143	9,605
Select Income REIT	1,613	44,777
Seritage Growth Properties, Class A	258	12,915
Silver Bay Realty Trust Corp.	1,269	22,867
STAG Industrial, Inc.	1,752	44,466
Summit Hotel Properties, Inc.	69,478	985,198
Sunstone Hotel Investors, Inc.	3,359	44,675
Tejon Ranch Co. *	287	7,539
Terreno Realty Corp.	1,228	34,200
The GEO Group, Inc.	1,493	51,673
The RMR Group, Inc., Class A	13	443
The St. Joe Co. *	1,296	23,885
Tier REIT, Inc.	203	3,538
UMH Properties, Inc.	545	6,736
United Development Funding IV (d)(e)	84	215
Universal Health Realty Income Trust	106	6,325
Urban Edge Properties	1,811	54,167
Urstadt Biddle Properties, Inc., Class A	224	5,533
Washington Real Estate Investment Trust	1,331	45,640
Western Asset Mortgage Capital Corp.	1,819	17,899
Whitestone REIT	425	6,872
WP Glimcher, Inc.	2,495	31,637
Xenia Hotels & Resorts, Inc.	1,546	27,766
		6,955,291
Retailing 5.6%
1-800-Flowers.com, Inc., Class A *	367	3,351
Aaron's, Inc.	744	17,819
Abercrombie & Fitch Co., Class A	1,715	35,518
America's Car-Mart, Inc. *	38	1,333
American Eagle Outfitters, Inc.	3,059	54,817
Asbury Automotive Group, Inc. *	390	23,712
Ascena Retail Group, Inc. *	105,837	860,455
Barnes & Noble Education, Inc. *	1,034	11,953
Barnes & Noble, Inc.	1,293	16,912
Big 5 Sporting Goods Corp.	100	1,056
Big Lots, Inc.	814	43,289
Blue Nile, Inc.	115	3,342
Boot Barn Holdings, Inc. *	501	5,391
Build-A-Bear Workshop, Inc. *	513	6,992
Caleres, Inc.	394	10,370
Chico's FAS, Inc.	2,335	28,043
Citi Trends, Inc.	205	3,419
Conn's, Inc. *	772	5,489
Core-Mark Holding Co., Inc.	702	34,370
Destination XL Group, Inc. *	286	1,476

    13

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DSW, Inc., Class A	29,720	721,007
Duluth Holdings, Inc., Class B *	125	3,100
Etsy, Inc. *	1,030	10,362
Express, Inc. *	1,709	25,567
Five Below, Inc. *	1,238	63,150
Francesca's Holdings Corp. *	938	11,922
Fred's, Inc., Class A	87,376	1,388,405
FTD Cos., Inc. *	208	5,264
Genesco, Inc. *	375	26,032
GNC Holdings, Inc., Class A	863	17,614
Group 1 Automotive, Inc.	582	36,270
Guess?, Inc.	877	12,909
Haverty Furniture Cos., Inc.	81	1,493
Hibbett Sports, Inc. *	740	25,841
HSN, Inc.	802	41,030
Kirkland's, Inc. *	457	6,965
Lands' End, Inc. *	259	3,680
Liberty TripAdvisor Holdings, Inc., Class A *	1,416	33,517
Lithia Motors, Inc., Class A	12,480	1,076,899
LKQ Corp. *	12,002	412,749
Lumber Liquidators Holdings, Inc. *	663	9,965
MarineMax, Inc. *	369	7,454
Mattress Firm Holding Corp. *	216	6,445
Monro Muffler Brake, Inc.	511	31,999
Nutrisystem, Inc.	911	26,947
Office Depot, Inc. *	183,523	634,990
Ollie's Bargain Outlet Holdings, Inc. *	145	3,790
Outerwall, Inc.	332	17,483
Overstock.com, Inc. *	183	2,983
Party City Holdco, Inc. *	586	9,388
PetMed Express, Inc.	176	3,648
Pier 1 Imports, Inc.	1,275	6,528
Rent-A-Center, Inc.	1,391	15,023
Restoration Hardware Holdings, Inc. *	1,094	33,706
Sears Holdings Corp. *	223	3,436
Sears Hometown & Outlet Stores, Inc. *	518	3,564
Select Comfort Corp. *	1,354	32,306
Shoe Carnival, Inc.	176	4,631
Shutterfly, Inc. *	876	46,594
Sonic Automotive, Inc., Class A	1,120	20,362
Sportsman's Warehouse Holdings, Inc. *	463	4,713
Stage Stores, Inc.	61,858	366,818
Staples, Inc.	84,619	786,111
Stein Mart, Inc.	705	6,063
Tailored Brands, Inc.	1,391	20,378
The Buckle, Inc.	894	24,487
The Cato Corp., Class A	33,461	1,196,900
The Children's Place, Inc.	492	41,121
The Container Store Group, Inc. *	388	2,146
The Finish Line, Inc., Class A	1,394	30,292
Tile Shop Holdings, Inc. *	893	15,226
Tilly's, Inc., Class A *	39	222
Tuesday Morning Corp. *	1,276	10,068
Vitamin Shoppe, Inc. *	792	23,174
Wayfair, Inc., Class A *	351	15,268
West Marine, Inc. *	151	1,323
Weyco Group, Inc.	68	1,900
Williams-Sonoma, Inc.	6,956	376,180
Security	Number of Shares	Value ($)
Winmark Corp.	26	2,615
Zumiez, Inc. *	953	16,182
		8,955,312
Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	1,017	41,412
Advanced Micro Devices, Inc. *	10,138	69,547
Alpha & Omega Semiconductor Ltd. *	396	5,659
Ambarella, Inc. *	599	34,730
Amkor Technology, Inc. *	1,266	7,963
Applied Micro Circuits Corp. *	1,646	10,831
Axcelis Technologies, Inc. *	377	4,034
Brooks Automation, Inc.	830	10,400
Cabot Microelectronics Corp.	357	18,785
Cavium, Inc. *	20,169	941,287
CEVA, Inc. *	455	13,677
Cirrus Logic, Inc. *	1,355	65,839
Diodes, Inc. *	481	8,903
DSP Group, Inc. *	82	888
Entegris, Inc. *	2,046	34,966
Exar Corp. *	1,061	8,891
Fairchild Semiconductor International, Inc. *	2,686	53,022
FormFactor, Inc. *	1,807	16,895
Inphi Corp. *	653	22,973
Integrated Device Technology, Inc. *	2,291	50,379
Intersil Corp., Class A	2,006	30,652
IXYS Corp.	288	3,151
Kopin Corp. *	1,298	3,024
Lattice Semiconductor Corp. *	1,307	7,855
MACOM Technology Solutions Holdings, Inc. *	727	28,724
Maxim Integrated Products, Inc.	10,281	419,259
MaxLinear, Inc., Class A *	1,293	28,200
Microsemi Corp. *	7,351	286,689
MKS Instruments, Inc.	1,061	48,467
Monolithic Power Systems, Inc.	607	44,141
Nanometrics, Inc. *	675	13,527
NeoPhotonics Corp. *	716	8,986
NVE Corp.	36	2,053
PDF Solutions, Inc. *	442	7,293
Photronics, Inc. *	1,161	11,215
Power Integrations, Inc.	321	18,319
Rambus, Inc. *	1,813	24,512
Rudolph Technologies, Inc. *	1,255	22,113
Semtech Corp. *	1,472	37,418
Sigma Designs, Inc. *	951	6,372
Silicon Laboratories, Inc. *	914	48,698
Synaptics, Inc. *	851	44,209
Teradyne, Inc.	39,830	786,643
Tessera Technologies, Inc.	1,197	38,472
Ultra Clean Holdings, Inc. *	244	1,559
Ultratech, Inc. *	499	12,196
United Microelectronics Corp.	365,939	691,625
Veeco Instruments, Inc. *	23,020	386,045
Xcerra Corp. *	765	4,667
		4,487,165

14

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 4.0%
2U, Inc. *	696	24,346
8x8, Inc. *	1,802	24,777
A10 Networks, Inc. *	1,915	14,975
ACI Worldwide, Inc. *	1,645	32,587
Actua Corp. *	338	3,373
Acxiom Corp. *	1,015	23,294
Alarm.com Holdings, Inc. *	136	3,907
Amber Road, Inc. *	408	3,599
American Software, Inc., Class A	406	4,478
Angie's List, Inc. *	577	4,668
Apigee Corp. *	374	4,653
Aspen Technology, Inc. *	1,817	76,114
Autobytel, Inc. *	219	3,254
AVG Technologies N.V. *	1,182	29,231
Bankrate, Inc. *	1,367	10,895
Barracuda Networks, Inc. *	364	8,037
Bazaarvoice, Inc. *	1,590	6,598
Benefitfocus, Inc. *	80	3,440
Blackbaud, Inc.	723	48,333
Blackhawk Network Holdings, Inc. *	918	31,937
Blucora, Inc. *	1,594	16,275
Bottomline Technologies de, Inc. *	1,170	24,699
Box, Inc., Class A *	953	11,102
Brightcove, Inc. *	1,191	12,470
Broadridge Financial Solutions, Inc.	5,990	405,403
BroadSoft, Inc. *	797	35,729
CACI International, Inc., Class A *	348	33,175
Callidus Software, Inc. *	1,586	32,561
Carbonite, Inc. *	563	6,199
Cardtronics plc, Class A *	776	34,136
Care.com, Inc. *	115	1,264
Cass Information Systems, Inc.	37	1,923
ChannelAdvisor Corp. *	337	5,311
Cimpress N.V. *	582	55,174
CommVault Systems, Inc. *	23,824	1,232,654
comScore, Inc. *	690	17,905
Convergys Corp.	1,859	49,542
Cornerstone OnDemand, Inc. *	1,198	51,742
CSG Systems International, Inc.	525	21,136
Cvent, Inc. *	863	28,151
Datalink Corp. *	156	1,338
DHI Group, Inc. *	447	3,259
Digimarc Corp. *	61	2,221
EarthLink Holdings Corp.	1,867	12,658
Ebix, Inc.	337	17,969
Ellie Mae, Inc. *	428	39,423
Endurance International Group Holdings, Inc. *	1,025	9,204
EnerNOC, Inc. *	552	4,129
Envestnet, Inc. *	6,069	231,654
EPAM Systems, Inc. *	1,038	72,909
Epiq Systems, Inc.	423	6,912
EVERTEC, Inc.	1,317	22,652
Everyday Health, Inc. *	308	2,513
ExlService Holdings, Inc. *	515	25,498
Fair Isaac Corp.	484	61,294
Five9, Inc. *	728	9,180
Fleetmatics Group plc *	491	21,093
Forrester Research, Inc.	37,396	1,530,618
Gigamon, Inc. *	658	30,742
Security	Number of Shares	Value ($)
Globant S.A. *	212	8,944
Glu Mobile, Inc. *	236	552
Gogo, Inc. *	803	6,753
GrubHub, Inc. *	1,870	70,910
GTT Communications, Inc. *	179	3,675
Guidance Software, Inc. *	162	953
Higher One Holdings, Inc. *	1,710	8,772
Hortonworks, Inc. *	965	11,300
HubSpot, Inc. *	310	16,923
Imperva, Inc. *	415	19,555
inContact, Inc. *	1,873	26,035
Infoblox, Inc. *	1,292	24,186
Information Services Group, Inc. *	773	2,930
Instructure, Inc. *	169	3,674
Interactive Intelligence Group, Inc. *	344	18,559
Intralinks Holdings, Inc. *	1,627	11,324
j2 Global, Inc.	927	61,961
Jive Software, Inc. *	257	977
Limelight Networks, Inc. *	612	1,034
Lionbridge Technologies, Inc. *	739	3,333
Liquidity Services, Inc. *	417	3,369
LivePerson, Inc. *	1,615	10,780
LogMeIn, Inc. *	378	32,474
ManTech International Corp., Class A	754	29,791
Marchex, Inc., Class B *	207	656
Marketo, Inc. *	802	28,214
MAXIMUS, Inc.	1,190	70,115
MeetMe, Inc. *	1,075	6,912
Mentor Graphics Corp.	1,872	39,986
MicroStrategy, Inc., Class A *	118	20,637
MINDBODY, Inc., Class A *	493	8,662
Mitek Systems, Inc. *	1,294	9,770
MobileIron, Inc. *	159	542
Model N, Inc. *	408	5,267
MoneyGram International, Inc. *	565	3,932
Monotype Imaging Holdings, Inc.	829	16,406
Monster Worldwide, Inc. *	705	1,784
NeuStar, Inc., Class A *	1,459	36,752
New Relic, Inc. *	234	8,059
NIC, Inc.	1,263	29,453
Park City Group, Inc. *	110	1,076
Paycom Software, Inc. *	567	26,768
Paylocity Holding Corp. *	160	7,142
Pegasystems, Inc.	1,032	28,793
Perficient, Inc. *	203	4,511
PFSweb, Inc. *	1,094	10,842
Planet Payment, Inc. *	694	3,255
Progress Software Corp. *	929	26,997
Proofpoint, Inc. *	622	47,191
PROS Holdings, Inc. *	612	11,371
Q2 Holdings, Inc. *	302	8,963
QAD, Inc., Class A	297	5,619
Qlik Technologies, Inc. *	2,097	63,329
Qualys, Inc. *	768	24,108
QuinStreet, Inc. *	551	2,000
Quotient Technology, Inc. *	407	5,153
Rapid7, Inc. *	230	3,215
RealNetworks, Inc. *	144	624
RealPage, Inc. *	1,488	37,423
Reis, Inc.	91	2,300
RetailMeNot, Inc. *	1,599	13,352
RingCentral, Inc., Class A *	1,154	26,577

    15

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rosetta Stone, Inc. *	417	3,211
Rovi Corp. *	1,565	29,438
Sapiens International Corp. N.V.	293	3,745
Science Applications International Corp.	975	59,241
ServiceSource International, Inc. *	546	2,468
Shutterstock, Inc. *	587	32,338
Silver Spring Networks, Inc. *	729	9,164
SPS Commerce, Inc. *	166	10,511
Stamps.com, Inc. *	275	20,846
Sykes Enterprises, Inc. *	364	11,171
Synchronoss Technologies, Inc. *	458	17,102
Syntel, Inc. *	820	37,154
Take-Two Interactive Software, Inc. *	1,652	66,377
Tangoe, Inc. *	530	4,288
TechTarget, Inc. *	378	3,447
Telenav, Inc. *	610	3,038
TeleTech Holdings, Inc.	366	10,446
The Hackett Group, Inc.	634	8,489
The Rubicon Project, Inc. *	930	13,132
TiVo, Inc. *	2,824	29,765
Travelport Worldwide Ltd.	2,852	38,473
TrueCar, Inc. *	624	5,847
TubeMogul, Inc. *	578	6,479
Unisys Corp. *	1,485	14,716
Varonis Systems, Inc. *	578	14,849
VASCO Data Security International, Inc. *	1,266	21,155
Verint Systems, Inc. *	1,282	45,216
VirnetX Holding Corp. *	369	1,598
Virtusa Corp. *	396	10,771
Web.com Group, Inc. *	1,339	25,254
WebMD Health Corp. *	870	53,079
WNS Holdings Ltd. ADR *	5,000	140,350
Workiva, Inc. *	241	3,360
Xactly Corp. *	433	5,378
XO Group, Inc. *	322	5,870
Xura, Inc. *	882	21,918
Zendesk, Inc. *	1,339	40,491
Zix Corp. *	276	1,121
		6,402,129
Technology Hardware & Equipment 8.4%
3D Systems Corp. *	1,201	16,081
ADTRAN, Inc.	1,496	27,227
Aerohive Networks, Inc. *	1,099	8,034
Agilysys, Inc. *	60	685
Anixter International, Inc. *	363	22,245
Applied Optoelectronics, Inc. *	543	6,429
Avid Technology, Inc. *	502	3,268
AVX Corp.	1,012	13,824
Badger Meter, Inc.	136	9,485
Bel Fuse, Inc., Class B	120	2,459
Belden, Inc.	32,623	2,388,330
Benchmark Electronics, Inc. *	1,370	32,113
Black Box Corp.	68	928
CalAmp Corp. *	1,412	20,050
Calix, Inc. *	441	3,404
Ciena Corp. *	58,434	1,121,348
Clearfield, Inc. *	106	2,121
Coherent, Inc. *	8,177	867,171
Security	Number of Shares	Value ($)
Comtech Telecommunications Corp.	1,042	13,619
Control4 Corp. *	650	5,661
Cray, Inc. *	461	14,549
CTS Corp.	40,160	767,458
Daktronics, Inc.	928	6,004
Diebold, Inc.	42,294	1,194,383
Digi International, Inc. *	149	1,655
DTS, Inc. *	286	7,948
Eastman Kodak Co. *	257	4,354
Electro Rent Corp.	773	11,958
Electro Scientific Industries, Inc. *	505	3,419
Electronics For Imaging, Inc. *	1,099	48,675
EMCORE Corp. *	1,534	9,940
ePlus, Inc. *	28	2,355
Extreme Networks, Inc. *	1,418	5,516
Fabrinet *	6,029	227,655
FARO Technologies, Inc. *	117	4,081
Finisar Corp. *	1,515	28,421
FLIR Systems, Inc.	20,860	679,619
Harmonic, Inc. *	590	1,941
II-VI, Inc. *	1,304	26,210
Immersion Corp. *	666	5,002
Infinera Corp. *	2,742	24,020
Insight Enterprises, Inc. *	954	25,376
InterDigital, Inc.	839	49,543
InvenSense, Inc. *	1,699	11,519
Itron, Inc. *	863	36,841
Ixia *	1,222	14,053
Keysight Technologies, Inc. *	20,807	608,397
Kimball Electronics, Inc. *	123	1,552
Knowles Corp. *	1,550	20,832
KVH Industries, Inc. *	129	1,170
Littelfuse, Inc.	333	41,632
Lumentum Holdings, Inc. *	16,856	509,894
Maxwell Technologies, Inc. *	591	3,250
Mesa Laboratories, Inc.	31	3,585
Methode Electronics, Inc.	20,387	714,157
MTS Systems Corp.	255	12,095
NETGEAR, Inc. *	830	42,687
NetScout Systems, Inc. *	1,649	46,139
Nimble Storage, Inc. *	992	7,380
Novanta, Inc. *	370	5,813
Oclaro, Inc. *	1,101	6,309
OSI Systems, Inc. *	314	18,674
PC Connection, Inc.	112	2,891
Plantronics, Inc.	846	40,811
Plexus Corp. *	678	31,147
Polycom, Inc. *	1,791	22,190
Pure Storage, Inc., Class A *	296	3,730
QLogic Corp. *	1,650	25,608
Radisys Corp. *	613	2,955
Rofin-Sinar Technologies, Inc. *	841	26,576
Rogers Corp. *	493	33,741
Sanmina Corp. *	1,608	40,747
ScanSource, Inc. *	48,037	1,970,958
ShoreTel, Inc. *	1,791	13,146
Silicom Ltd.	105	3,807
Silicon Graphics International Corp. *	599	3,235
Sonus Networks, Inc. *	1,718	14,809
Stratasys Ltd. *	762	15,956
Super Micro Computer, Inc. *	956	20,602
SYNNEX Corp.	660	66,350

16

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Systemax, Inc. *	93	832
Tech Data Corp. *	777	60,552
TTM Technologies, Inc. *	2,030	20,198
Ubiquiti Networks, Inc. *	754	33,719
Universal Display Corp. *	4,856	343,999
USA Technologies, Inc. *	756	3,568
ViaSat, Inc. *	772	56,997
Viavi Solutions, Inc. *	119,613	852,841
Vishay Intertechnology, Inc.	1,742	23,221
Vishay Precision Group, Inc. *	109	1,433
		13,557,162
Telecommunication Services 0.2%
ATN International, Inc.	58	4,264
Boingo Wireless, Inc. *	754	6,907
Cincinnati Bell, Inc. *	2,336	11,680
Cogent Communications Holdings, Inc.	1,048	44,781
Consolidated Communications Holdings, Inc.	1,023	28,593
FairPoint Communications, Inc. *	567	9,180
General Communication, Inc., Class A *	1,228	18,899
Globalstar, Inc. *	2,732	3,251
Hawaiian Telcom Holdco, Inc. *	69	1,532
IDT Corp., Class B	388	5,921
Inteliquent, Inc.	988	20,303
Intelsat S.A. *	128	294
Iridium Communications, Inc. *	1,564	14,045
Lumos Networks Corp. *	463	5,417
NII Holdings, Inc. *	906	2,754
ORBCOMM, Inc. *	1,116	11,818
pdvWireless, Inc. *	34	731
Shenandoah Telecommunications Co.	790	32,453
Spok Holdings, Inc.	257	4,749
Straight Path Communications, Inc., Class B *	44	803
Vonage Holdings Corp. *	1,815	10,763
Windstream Holdings, Inc.	2,131	19,840
		258,978
Transportation 2.3%
Air Transport Services Group, Inc. *	1,374	19,896
Allegiant Travel Co.	173	22,450
ArcBest Corp.	463	8,663
Atlas Air Worldwide Holdings, Inc. *	698	30,175
Avis Budget Group, Inc. *	29,534	1,084,784
Celadon Group, Inc.	855	7,062
Costamare, Inc.	320	3,133
Covenant Transport Group, Inc., Class A *	55	1,239
Echo Global Logistics, Inc. *	988	24,463
Forward Air Corp.	13,959	646,023
Hawaiian Holdings, Inc. *	729	33,191
Heartland Express, Inc.	1,144	21,187
Hub Group, Inc., Class A *	895	36,641
Knight Transportation, Inc.	36,472	1,087,960
Marten Transport Ltd.	113	2,446
Matson, Inc.	654	24,440
P.A.M. Transportation Services, Inc. *	48	961
Park-Ohio Holdings Corp.	53	1,578
Radiant Logistics, Inc. *	95	300
Security	Number of Shares	Value ($)
Roadrunner Transportation Systems, Inc. *	878	6,646
Saia, Inc. *	225	6,500
Scorpio Bulkers, Inc. *	88	290
SkyWest, Inc.	518	14,903
Swift Transportation Co. *	2,087	40,175
Universal Logistics Holdings, Inc.	73	1,091
USA Truck, Inc. *	31	598
Virgin America, Inc. *	552	30,868
Werner Enterprises, Inc.	18,562	466,277
Wesco Aircraft Holdings, Inc. *	1,210	15,549
XPO Logistics, Inc. *	1,436	42,534
YRC Worldwide, Inc. *	1,533	18,197
		3,700,220
Utilities 2.9%
ALLETE, Inc.	1,047	66,851
American States Water Co.	563	24,322
Artesian Resources Corp., Class A	252	8,591
Atlantic Power Corp.	1,045	2,633
Atlantica Yield plc	1,206	24,301
Avista Corp.	1,298	56,463
Black Hills Corp.	1,136	71,625
California Water Service Group	896	30,222
Calpine Corp. *	41,375	568,492
Chesapeake Utilities Corp.	103	6,599
Connecticut Water Service, Inc.	59	3,012
Consolidated Water Co., Ltd.	113	1,518
Dynegy, Inc. *	2,440	36,917
El Paso Electric Co.	987	47,060
Genie Energy Ltd., Class B *	129	828
IDACORP, Inc.	1,078	87,156
MGE Energy, Inc.	457	25,660
Middlesex Water Co.	87	3,594
New Jersey Resources Corp.	19,516	726,776
Northwest Natural Gas Co.	685	44,484
NorthWestern Corp.	895	54,362
NRG Yield, Inc., Class A	732	12,576
NRG Yield, Inc., Class C	1,413	25,349
ONE Gas, Inc.	803	52,163
Ormat Technologies, Inc.	927	42,308
Otter Tail Corp.	589	20,527
Pattern Energy Group, Inc.	1,175	28,635
PNM Resources, Inc.	1,658	56,969
Portland General Electric Co.	1,680	73,366
SJW Corp.	65	2,753
South Jersey Industries, Inc.	1,200	38,256
Southwest Gas Corp.	1,016	78,740
Spark Energy, Inc., Class A	410	10,164
Spire, Inc.	14,604	1,013,518
Talen Energy Corp. *	1,815	24,684
TerraForm Global, Inc., Class A *	1,079	3,755
TerraForm Power, Inc., Class A *	403	4,739
The Empire District Electric Co.	1,139	38,418
The York Water Co.	254	7,986
Unitil Corp.	74	3,237
Vivint Solar, Inc. *	386	1,166
WGL Holdings, Inc.	16,681	1,180,848
		4,611,623
Total Common Stock
(Cost $138,879,460)		150,567,779

    17

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 6.5% of net assets
Equity Funds 3.7%
iShares Russell 2000 ETF	3,267	395,601
iShares Russell 2000 Growth ETF	38,250	5,564,610
		5,960,211
Money Market Fund 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (c)	4,549,134	4,549,134
Total Other Investment Companies
(Cost $10,336,032)		10,509,345

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)(e)	1,269	1,409
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	861	2,583
Total Rights
(Cost $3,578)		3,992

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(d)(e)	129	—
Total Warrants
(Cost $—)		—
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.23%, 09/15/16 (a)(b)	30,000	29,992
Total Short-Term Investment
(Cost $29,991)		29,992

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $149,571,023 and the unrealized appreciation and depreciation were $20,256,327 and ($8,716,242) respectively, with a net appreciation of $11,540,085.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $4,207 or 0.0% of net assets.

ADR –	American Depositary Receipt
CVR –	Contingent Value Rights
ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/16/16	11	1,338,700	61,574

18

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$143,612,488	$—	$—	$143,612,488
Real Estate	6,955,076	—	215	6,955,291
Other Investment Companies[1]	10,509,345	—	—	10,509,345
Rights [1]	—	—	3,992	3,992
Warrants [1]	—	—	— *	—
Short-Term Investment[1]	—	29,992	—	29,992
Total	$161,076,909	$29,992	$4,207	$161,111,108
Other Financial Instruments
Futures Contracts[2]	$61,574	$—	$—	$61,574
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Common Stock	$456	($1,371)	($267)	$—	($48)	$1,445	$—	$215
Rights	2,814	15	414	1,409	(660)	—	—	3,992
Total	$3,270	($1,356)	$147	$1,409	($708)	$1,445	$—	$4,207
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended July 31, 2016.
    19

Schwab Capital Trust
Laudus International MarketMasters Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
94.4%	Common Stock	1,375,968,866	1,483,435,227
0.6%	Preferred Stock	7,587,121	10,159,031
4.8%	Other Investment Company	74,873,397	74,873,397
0.0%	Rights	375	341
0.0%	Short-Term Investments	39,989	39,990
99.8%	Total Investments	1,458,469,748	1,568,507,986
0.2%	Other Assets and Liabilities, Net		3,516,690
100.0%	Net Assets		1,572,024,676

Security	Number of Shares	Value ($)
Common Stock 94.4% of net assets
Australia 6.3%
Banks 0.1%
Australia & New Zealand Banking Group Ltd.	14,301	281,365
Bank of Queensland Ltd.	1,719	13,829
Bendigo & Adelaide Bank Ltd.	2,110	16,304
Commonwealth Bank of Australia	8,388	493,773
National Australia Bank Ltd.	12,917	261,132
Westpac Banking Corp.	16,400	388,062
		1,454,465
Capital Goods 0.0%
CIMIC Group Ltd.	474	10,542
Commercial & Professional Supplies 0.2%
Brambles Ltd.	7,790	79,690
SEEK Ltd.	1,514	19,265
Spotless Group Holdings Ltd.	3,160,548	2,870,653
		2,969,608
Consumer Services 1.3%
Aristocrat Leisure Ltd.	559,215	6,787,149
Crown Resorts Ltd.	1,727	17,211
Domino's Pizza Enterprises Ltd.	88,974	5,097,414
Flight Centre Travel Group Ltd.	276	6,764
InvoCare Ltd.	766,658	8,540,487
Tabcorp Holdings Ltd.	4,110	15,293
Tatts Group Ltd.	6,840	21,467
		20,485,785
Diversified Financials 0.6%
AMP Ltd.	955,952	4,229,451
ASX Ltd.	944	35,703
Challenger Ltd.	2,636	19,061
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	75,841	4,293,896
Platinum Asset Management Ltd.	1,169	5,386
		8,583,497
Energy 0.0%
Caltex Australia Ltd.	1,305	33,002
Origin Energy Ltd.	8,502	35,850
Santos Ltd.	8,334	28,490
Woodside Petroleum Ltd.	3,677	75,112
		172,454
Food & Staples Retailing 0.0%
Wesfarmers Ltd.	5,542	181,257
Woolworths Ltd.	6,263	111,614
		292,871
Food, Beverage & Tobacco 0.3%
Coca-Cola Amatil Ltd.	2,792	19,531
Costa Group Holdings Ltd.	2,043,853	4,515,305
Treasury Wine Estates Ltd.	3,693	27,126
		4,561,962
Health Care Equipment & Services 0.0%
Cochlear Ltd.	266	26,874
Healthscope Ltd.	8,467	19,070
Ramsay Health Care Ltd.	683	40,916
Sonic Healthcare Ltd.	1,949	34,047
		120,907
Insurance 0.0%
Insurance Australia Group Ltd.	12,017	55,272
Medibank Pvt Ltd.	13,744	32,082
QBE Insurance Group Ltd.	6,676	55,722
Suncorp Group Ltd.	6,273	64,039
		207,115
Materials 2.0%
Alumina Ltd.	12,671	12,812
Amcor Ltd.	5,752	65,735
BHP Billiton Ltd.	15,801	234,205
BlueScope Steel Ltd.	728,000	4,696,539
Boral Ltd.	3,516	18,387
Fortescue Metals Group Ltd.	7,891	26,913
Incitec Pivot Ltd.	8,219	17,996
James Hardie Industries plc CDI	61,447	1,019,538
Newcrest Mining Ltd. *	3,788	73,777
Northern Star Resources Ltd.	1,201,160	4,909,354
Orica Ltd.	503,454	5,435,725
Pact Group Holdings Ltd.	1,411,865	6,122,399
Regis Resources Ltd.	1,509,930	4,693,882
Rio Tinto Ltd.	106,850	4,077,526
South32 Ltd. *	26,121	36,833
		31,441,621
Media 0.4%
APN Outdoor Group Ltd.	965,060	5,916,130
REA Group Ltd.	247	12,266
		5,928,396

    1

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	2,288	205,176
Real Estate 1.0%
Charter Hall Retail REIT	1,965,226	7,178,004
Dexus Property Group	4,734	35,158
Goodman Group	8,755	50,213
LendLease Group	2,689	27,445
Mirvac Group	18,047	30,191
Scentre Group	26,245	105,780
Shopping Centres Australasia Property Group	4,064,737	7,387,797
Stockland	11,843	45,450
The GPT Group	8,667	36,965
Vicinity Centres	229,117	603,757
Westfield Corp.	9,786	79,552
		15,580,312
Retailing 0.4%
Bapcor Ltd.	1,207,460	5,259,385
Harvey Norman Holdings Ltd.	2,689	9,892
JB Hi-Fi Ltd.	28,009	552,641
		5,821,918
Software & Services 0.0%
Computershare Ltd.	2,198	14,841
Telecommunication Services 0.0%
Telstra Corp., Ltd.	21,195	92,963
TPG Telecom Ltd.	1,490	14,566
Vocus Communications Ltd.	79,571	541,101
		648,630
Transportation 0.0%
Asciano Ltd.	3,091	21,461
Aurizon Holdings Ltd.	10,347	40,945
Qantas Airways Ltd *	2,388	5,734
Sydney Airport	5,278	30,394
Transurban Group	10,047	95,995
		194,529
Utilities 0.0%
AGL Energy Ltd.	3,336	52,228
APA Group	5,384	39,816
AusNet Services	8,703	11,710
DUET Group	11,341	23,216
		126,970
		98,821,599
Austria 0.1%
Banks 0.0%
Erste Group Bank AG *	1,350	35,777
Raiffeisen Bank International AG *	670	8,840
		44,617
Capital Goods 0.0%
ANDRITZ AG	371	18,916
Energy 0.0%
OMV AG	712	19,018
Materials 0.1%
Lenzing AG	9,820	1,029,459
voestalpine AG	554	19,537
		1,048,996
		1,131,547
Security	Number of Shares	Value ($)
Belgium 0.3%
Banks 0.0%
KBC Groep N.V. *	1,222	63,521
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	390	32,901
Food & Staples Retailing 0.1%
Colruyt S.A.	14,260	795,448
Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev N.V.	3,952	510,567
Insurance 0.0%
Ageas	1,004	33,753
Materials 0.0%
Solvay S.A.	369	38,304
Umicore S.A.	486	28,120
		66,424
Media 0.1%
Telenet Group Holding N.V. *	26,638	1,263,348
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galapagos N.V. *	42,080	2,301,766
UCB S.A.	616	48,198
		2,349,964
Telecommunication Services 0.0%
Proximus	735	22,944
		5,138,870
Brazil 0.9%
Diversified Financials 0.1%
BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	144,500	850,760
Food, Beverage & Tobacco 0.3%
Ambev S.A. ADR	775,166	4,480,459
Insurance 0.1%
BB Seguridade Participacoes S.A.	201,400	1,872,131
Media 0.2%
Smiles S.A.	255,900	4,100,840
Real Estate 0.2%
Iguatemi Empresa de Shopping Centers S.A.	354,400	3,338,076
		14,642,266
Canada 5.7%
Banks 0.3%
The Toronto-Dominion Bank	121,843	5,308,964
Capital Goods 1.5%
Aecon Group, Inc.	295,500	3,935,775
CAE, Inc.	895,069	11,942,023
New Flyer Industries, Inc.	117,970	3,745,151
WSP Global, Inc.	148,625	4,455,392
		24,078,341
Commercial & Professional Supplies 0.3%
Ritchie Bros. Auctioneers, Inc.	125,339	4,156,687
Diversified Financials 0.2%
Brookfield Asset Management, Inc., Class A	86,922	3,004,894

2

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 1.3%
Canadian Natural Resources Ltd.	82,976	2,512,826
Enbridge, Inc.	94,688	3,895,142
Parex Resources, Inc. *	429,990	4,169,321
Raging River Exploration, Inc. *	613,940	4,866,755
Suncor Energy, Inc.	116,535	3,136,399
TORC Oil & Gas Ltd.	415,330	2,245,801
		20,826,244
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	25,073	1,133,581
Metro, Inc.	18,402	669,048
		1,802,629
Food, Beverage & Tobacco 0.1%
Premium Brands Holdings Corp.	44,480	1,919,012
Insurance 0.1%
Intact Financial Corp.	15,047	1,078,581
Materials 0.4%
Norbord, Inc.	161,210	4,062,198
Tahoe Resources, Inc.	135,970	2,115,693
		6,177,891
Real Estate 0.6%
FirstService Corp.	106,220	5,235,137
Northview Apartment Real Estate Investment Trust	191,092	3,304,758
		8,539,895
Retailing 0.1%
Dollarama, Inc.	26,157	1,934,053
Software & Services 0.6%
CGI Group, Inc., Class A *	26,116	1,267,946
Constellation Software, Inc.	1,483	603,706
Shopify, Inc., Class A *	80,970	2,774,842
The Descartes Systems Group, Inc. *	199,350	4,020,132
		8,666,626
Utilities 0.1%
TransAlta Renewables, Inc.	178,689	1,928,333
		89,422,150
China 2.6%
Automobiles & Components 0.6%
Minth Group Ltd.	906,000	2,933,483
Nexteer Automotive Group Ltd.	7,178,686	7,120,107
		10,053,590
Consumer Services 0.2%
China Maple Leaf Educational Systems Ltd.	3,290,000	2,827,587
Health Care Equipment & Services 0.0%
Microport Scientific Corp. *	1,263,000	685,219
Insurance 0.1%
PICC Property & Casualty Co., Ltd., Class H	748,000	1,165,507
Real Estate 0.2%
China Overseas Land & Investment Ltd.	726,000	2,394,759
Security	Number of Shares	Value ($)
Software & Services 1.0%
Baidu, Inc. ADR *	34,190	5,456,724
Bitauto Holdings Ltd. ADR *	117,130	3,221,075
NetEase, Inc. ADR	12,695	2,593,208
Tencent Holdings Ltd.	165,600	3,999,757
		15,270,764
Technology Hardware & Equipment 0.1%
Tongda Group Holdings Ltd.	9,930,000	2,002,529
Telecommunication Services 0.2%
China Mobile Ltd.	205,500	2,544,814
Utilities 0.2%
CT Environmental Group Ltd.	9,394,000	2,862,276
ENN Energy Holdings Ltd.	176,000	840,530
		3,702,806
		40,647,575
Denmark 1.6%
Banks 0.0%
Danske Bank A/S	3,480	94,639
Capital Goods 0.3%
Rockwool International A/S, B Shares	15,960	3,021,803
Vestas Wind Systems A/S	24,811	1,734,558
		4,756,361
Commercial & Professional Supplies 0.1%
ISS A/S	35,570	1,371,984
Consumer Durables & Apparel 0.1%
Pandora A/S	15,955	2,078,156
Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	529	52,537
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	17,171	1,345,604
William Demant Holding A/S *	575	11,742
		1,357,346
Insurance 0.0%
Tryg A/S	544	10,141
Materials 0.7%
Chr. Hansen Holding A/S	167,507	10,534,695
Novozymes A/S, B Shares	1,138	55,852
		10,590,547
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Genmab A/S *	267	48,410
Novo Nordisk A/S, Class B	61,320	3,487,040
		3,535,450
Telecommunication Services 0.0%
TDC A/S	3,779	19,896
Transportation 0.1%
AP Moeller - Maersk A/S, Series A	19	24,842
AP Moeller - Maersk A/S, Series B	31	42,114
DSV A/S	33,759	1,503,237
		1,570,193
		25,437,250

    3

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Finland 0.7%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	575	21,376
Capital Goods 0.4%
Cramo Oyj	90,190	2,130,416
Kone Oyj, Class B	77,732	3,938,597
Metso Oyj	567	15,734
Wartsila Oyj Abp	715	31,039
		6,115,786
Energy 0.0%
Neste Oyj	619	23,491
Insurance 0.0%
Sampo Oyj, A Shares	2,203	91,256
Materials 0.3%
Huhtamaki Oyj	20,022	879,752
Outokumpu Oyj *	583,140	3,356,940
Stora Enso Oyj, R Shares	2,686	24,401
UPM-Kymmene Oyj	2,640	54,443
		4,315,536
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	512	20,975
Technology Hardware & Equipment 0.0%
Nokia Oyj	28,396	163,831
Telecommunication Services 0.0%
Elisa Oyj	9,693	351,667
Utilities 0.0%
Fortum Oyj	2,146	35,649
		11,139,567
France 9.0%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	894	91,374
Peugeot S.A. *	2,381	35,962
Plastic Omnium S.A.	25,589	811,802
Renault S.A.	947	82,800
Valeo S.A.	128,389	6,586,501
		7,608,439
Banks 0.8%
BNP Paribas S.A.	246,378	12,221,404
Credit Agricole S.A.	5,484	48,579
Natixis S.A.	4,534	18,696
Societe Generale S.A.	3,760	128,193
		12,416,872
Capital Goods 1.5%
Airbus Group SE	2,909	171,611
Alstom S.A. *	787	19,379
Bouygues S.A.	979	29,001
Compagnie de Saint-Gobain	2,377	100,909
Eiffage S.A.	278	21,374
Legrand S.A.	1,316	72,614
LISI (f)	139,159	3,780,590
Nexans S.A. *	88,490	4,465,785
Rexel S.A.	1,404	20,880
Safran S.A.	105,036	7,139,948
Schneider Electric SE	2,748	179,288
Thales S.A.	23,562	2,146,018
Security	Number of Shares	Value ($)
Vinci S.A.	68,784	5,227,941
Zodiac Aerospace	975	21,954
		23,397,292
Commercial & Professional Supplies 0.8%
Bureau Veritas S.A.	237,381	5,158,976
Edenred	1,065	24,160
Societe BIC S.A.	139	20,544
Teleperformance	81,020	7,538,375
		12,742,055
Consumer Durables & Apparel 1.1%
Christian Dior SE	8,925	1,614,209
Hermes International	3,022	1,300,567
Kering	38,259	7,271,061
LVMH Moet Hennessy Louis Vuitton SE	34,730	5,947,245
SEB S.A.	4,891	651,271
		16,784,353
Consumer Services 0.1%
Accor S.A.	872	36,506
Sodexo S.A.	15,315	1,793,858
		1,830,364
Diversified Financials 0.0%
Eurazeo S.A.	206	13,171
Wendel S.A.	140	14,953
		28,124
Energy 0.3%
Technip S.A.	531	29,772
TOTAL S.A.	94,441	4,542,029
		4,571,801
Food & Staples Retailing 0.0%
Carrefour S.A.	2,820	70,649
Casino Guichard Perrachon S.A.	280	15,176
		85,825
Food, Beverage & Tobacco 0.5%
Danone S.A.	50,499	3,872,954
Pernod-Ricard S.A.	31,346	3,581,630
Remy Cointreau S.A.	110	9,621
		7,464,205
Health Care Equipment & Services 0.5%
Essilor International S.A.	11,744	1,504,259
Korian S.A.	166,483	5,897,210
Orpea	6,594	582,744
		7,984,213
Household & Personal Products 0.0%
L'Oreal S.A.	1,240	235,605
Insurance 0.0%
AXA S.A.	9,541	194,182
CNP Assurances	829	12,666
SCOR SE	742	21,676
		228,524
Materials 0.0%
Air Liquide S.A.	1,694	180,600
Arkema S.A.	326	27,845
Imerys S.A.	170	12,067
		220,512

4

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.0%
Eutelsat Communications S.A.	822	16,347
JC Decaux S.A.	359	12,271
Lagardere S.C.A.	592	15,123
Publicis Groupe S.A.	959	71,412
SES S.A.	1,614	35,368
Technicolor S.A. - Reg'd	63,657	400,032
Vivendi S.A.	5,726	112,434
		662,987
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Boiron S.A. (f)	45,313	4,199,454
Eurofins Scientific SE	14,531	5,451,091
Ipsen S.A.	8,131	530,514
Sanofi	5,797	493,750
		10,674,809
Real Estate 0.5%
Fonciere Des Regions	142	13,362
Gecina S.A.	202	30,616
ICADE	157	12,112
Klepierre	1,087	52,123
Nexity S.A. *	130,318	6,932,217
		7,040,430
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	3,108	22,727
Software & Services 0.5%
Atos SE	19,242	1,886,208
Capgemini S.A.	28,543	2,743,655
Dassault Systemes S.A.	640	52,863
Worldline S.A. *	127,410	3,812,484
		8,495,210
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	35,169	3,855,663
Telecommunication Services 0.0%
Iliad S.A.	127	24,682
Orange S.A.	9,779	150,079
SFR Group S.A.	529	12,507
		187,268
Transportation 0.0%
Aeroports de Paris	143	15,211
Bollore S.A.	4,193	15,181
Groupe Eurotunnel SE - Reg'd	2,280	23,695
		54,087
Utilities 1.0%
Electricite de France S.A.	1,168	15,288
Engie S.A.	7,198	118,476
Rubis S.C.A.	167,634	13,529,211
Suez	1,597	25,918
Veolia Environnement S.A.	86,006	1,906,144
		15,595,037
		142,186,402
Germany 5.5%
Automobiles & Components 1.3%
Bayerische Motoren Werke AG	1,630	140,448
Continental AG	34,243	7,181,350
Daimler AG - Reg'd	166,853	11,343,347
Security	Number of Shares	Value ($)
ElringKlinger AG	144,639	2,637,919
Volkswagen AG	171	25,286
		21,328,350
Banks 0.0%
Commerzbank AG	5,191	34,265
Capital Goods 2.1%
Brenntag AG	764	37,952
Duerr AG	109,093	9,409,526
GEA Group AG	911	48,642
HOCHTIEF AG	101	13,245
KION Group AG	9,839	539,512
MAN SE	170	17,826
MTU Aero Engines AG	88,680	9,061,905
Norma Group SE	72,062	3,747,222
OSRAM Licht AG	455	23,672
Rational AG	6,775	3,277,486
Siemens AG - Reg'd	3,763	408,460
Stabilus S.A. *(f)	120,956	6,330,063
		32,915,511
Consumer Durables & Apparel 0.0%
adidas AG	928	152,444
Hugo Boss AG	326	19,347
		171,791
Diversified Financials 0.2%
Aurelius Equity Opportunities SE & Co. KGaA	39,550	2,410,789
Deutsche Bank AG - Reg'd *	6,794	91,368
Deutsche Boerse AG *	957	80,031
		2,582,188
Food & Staples Retailing 0.0%
METRO AG	861	27,701
Health Care Equipment & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	1,077	98,370
Fresenius SE & Co. KGaA	2,009	150,068
		248,438
Household & Personal Products 0.0%
Beiersdorf AG	498	46,787
Henkel AG & Co. KGaA	514	55,796
		102,583
Insurance 0.6%
Allianz SE - Reg'd	61,716	8,842,958
Hannover Rueck SE	291	29,765
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	821	136,919
		9,009,642
Materials 0.1%
BASF SE	4,533	356,074
Covestro AG	345	16,127
Evonik Industries AG	21,898	683,078
HeidelbergCement AG	687	58,196
K&S AG - Reg'd	933	19,502
LANXESS AG	456	21,546
Linde AG	915	131,499
Symrise AG	614	43,295
ThyssenKrupp AG	1,820	41,737
		1,371,054

    5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.2%
Axel Springer SE	220	12,058
CTS Eventim AG & Co. KGaA	58,700	2,043,465
ProSiebenSat.1 Media SE	1,067	48,876
RTL Group S.A. *	5,717	487,409
		2,591,808
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Bayer AG - Reg'd	4,081	438,699
Gerresheimer AG	6,512	559,079
Merck KGaA	630	69,574
QIAGEN N.V. *	121,717	3,195,176
		4,262,528
Real Estate 0.1%
Deutsche Wohnen AG	46,316	1,734,017
Vonovia SE	2,309	91,546
		1,825,563
Retailing 0.4%
Fielmann AG	82,090	6,341,230
Zalando SE *	417	15,811
		6,357,041
Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	5,597	92,787
Software & Services 0.2%
SAP SE	42,026	3,678,258
United Internet AG - Reg'd	594	26,289
		3,704,547
Telecommunication Services 0.0%
Deutsche Telekom AG - Reg'd	15,922	270,874
Telefonica Deutschland Holding AG	3,571	14,581
		285,455
Transportation 0.0%
Deutsche Lufthansa AG - Reg'd	1,118	13,289
Deutsche Post AG - Reg'd	4,771	142,386
Fraport AG Frankfurt Airport Services Worldwide	196	10,720
		166,395
Utilities 0.0%
E.ON SE	9,862	105,769
RWE AG *	2,365	42,066
		147,835
		87,225,482
Hong Kong 1.8%
Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	18,000	59,265
Hang Seng Bank Ltd.	3,800	68,027
The Bank of East Asia Ltd.	5,800	24,010
		151,302
Capital Goods 0.1%
CK Hutchison Holdings Ltd.	13,038	152,817
Haitian International Holdings Ltd.	446,000	748,754
NWS Holdings Ltd.	7,192	11,794
		913,365
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	28,000	14,029
Techtronic Industries Co., Ltd.	417,000	1,765,884
Yue Yuen Industrial Holdings Ltd.	3,500	14,222
		1,794,135
Consumer Services 0.4%
Galaxy Entertainment Group Ltd.	12,000	40,006
Melco Crown Entertainment Ltd. ADR	400,510	5,591,120
MGM China Holdings Ltd.	5,200	7,560
Sands China Ltd.	12,000	45,914
Shangri-La Asia Ltd.	6,000	6,456
SJM Holdings Ltd.	8,683	5,443
Wynn Macau Ltd.	8,000	13,043
		5,709,542
Diversified Financials 0.0%
First Pacific Co., Ltd.	10,000	7,777
Hong Kong Exchanges & Clearing Ltd.	5,600	138,646
		146,423
Food, Beverage & Tobacco 0.0%
WH Group Ltd.	28,500	22,507
Insurance 0.4%
AIA Group Ltd.	853,600	5,317,236
Real Estate 0.0%
Cheung Kong Property Holdings Ltd.	13,038	93,557
Hang Lung Properties Ltd.	11,000	23,839
Henderson Land Development Co., Ltd.	5,635	33,636
Hongkong Land Holdings Ltd.	5,700	36,573
Hysan Development Co., Ltd.	3,000	13,835
Kerry Properties Ltd.	3,000	8,227
Link REIT	11,000	82,182
New World Development Co., Ltd.	26,000	30,300
Sino Land Co., Ltd.	16,000	28,628
Sun Hung Kai Properties Ltd.	6,702	96,163
Swire Pacific Ltd., Class A	2,500	29,960
Swire Properties Ltd.	5,600	15,626
The Wharf Holdings Ltd.	6,349	43,878
Wheelock & Co., Ltd.	4,000	21,450
		557,854
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	189,000	1,406,916
Technology Hardware & Equipment 0.5%
AAC Technologies Holdings, Inc.	361,500	3,379,134
China High Precision Automation Group Ltd. *(f)(g)	766,000	—
Sunny Optical Technology Group Co., Ltd.	1,259,000	5,026,129
		8,405,263
Telecommunication Services 0.2%
HKBN Ltd.	3,101,983	3,709,165
HKT Trust & HKT Ltd.	13,120	20,733
PCCW Ltd.	21,000	15,300
		3,745,198

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.0%
Cathay Pacific Airways Ltd.	6,000	9,758
MTR Corp., Ltd.	7,000	39,645
		49,403
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	3,574	31,640
CLP Holdings Ltd.	8,000	83,375
HK Electric Investments & HK Electric Investments Ltd.	13,000	12,453
Hong Kong & China Gas Co., Ltd.	38,107	70,857
Power Assets Holdings Ltd.	7,000	68,620
		266,945
		28,486,089
India 1.0%
Automobiles & Components 0.1%
Maruti Suzuki India Ltd.	14,188	1,010,871
Banks 0.6%
Axis Bank Ltd.	164,693	1,348,926
HDFC Bank Ltd.	87,811	1,634,412
Indiabulls Housing Finance Ltd.	347,730	3,976,213
IndusInd Bank Ltd.	100,636	1,767,640
Yes Bank Ltd.	76,596	1,397,288
		10,124,479
Capital Goods 0.0%
Eicher Motors Ltd.	1,675	562,951
Energy 0.1%
Bharat Petroleum Corp., Ltd.	79,822	706,328
Software & Services 0.2%
Tata Consultancy Services Ltd.	67,950	2,661,920
		15,066,549
Indonesia 1.1%
Banks 0.8%
Bank Tabungan Negara Persero Tbk PT	20,130,700	3,043,858
PT Bank Central Asia Tbk	2,055,800	2,271,988
PT Bank Mandiri (Persero) Tbk	9,073,400	7,043,604
		12,359,450
Capital Goods 0.3%
Waskita Karya Persero Tbk PT	21,552,600	4,568,807
		16,928,257
Ireland 1.2%
Banks 0.0%
Bank of Ireland *	132,914	27,481
Capital Goods 0.1%
DCC plc	431	38,463
Kingspan Group plc	27,977	642,925
		681,388
Consumer Services 0.1%
Dalata Hotel Group plc *	464,530	2,009,864
Paddy Power Betfair plc	394	46,211
		2,056,075
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.4%
Glanbia plc (e)	59,327	1,142,430
Glanbia plc (e)	287,078	5,560,366
Kerry Group plc, Class A	784	67,083
		6,769,879
Materials 0.2%
CRH plc	95,629	2,918,137
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Shire plc	87,647	5,662,209
		18,115,169
Israel 0.2%
Banks 0.0%
Bank Hapoalim B.M.	5,177	26,390
Bank Leumi Le-Israel B.M. *	6,827	24,600
Mizrahi Tefahot Bank Ltd.	689	8,370
		59,360
Materials 0.0%
Israel Chemicals Ltd.	2,525	10,170
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Taro Pharmaceutical Industries Ltd. *	74	10,357
Teva Pharmaceutical Industries Ltd.	4,494	245,968
		256,325
Real Estate 0.0%
Azrieli Group Ltd.	175	7,701
Software & Services 0.2%
Check Point Software Technologies Ltd. *	45,014	3,460,676
Mobileye N.V. *	856	41,011
Nice Ltd.	280	19,239
		3,520,926
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	9,390	18,636
		3,873,118
Italy 2.6%
Automobiles & Components 0.0%
Brembo S.p.A.	8,284	484,459
Ferrari N.V.	639	28,928
Fiat Chrysler Automobiles N.V.	4,386	28,294
		541,681
Banks 0.8%
FinecoBank Banca Fineco S.p.A.	260,900	1,552,249
Intesa Sanpaolo S.p.A.	4,996,235	11,024,982
Mediobanca S.p.A.	2,724	19,098
UniCredit S.p.A.	24,289	59,588
Unione di Banche Italiane S.p.A.	4,397	13,508
		12,669,425
Capital Goods 0.0%
Interpump Group S.p.A.	30,499	494,041
Leonardo-Finmeccanica S.p.A. *	1,955	22,333
Prysmian S.p.A.	971	22,738
		539,112

    7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.4%
Luxottica Group S.p.A.	825	40,106
Prada S.p.A.	1,882,700	5,600,522
		5,640,628
Diversified Financials 0.6%
Azimut Holding S.p.A.	21,219	334,141
Banca Generali S.p.A.	42,741	884,804
EXOR S.p.A.	191,671	7,479,200
		8,698,145
Energy 0.0%
Eni S.p.A.	12,519	192,042
Saipem S.p.A. *	30,731	13,465
Tenaris S.A.	2,282	30,596
		236,103
Food, Beverage & Tobacco 0.3%
Davide Campari-Milano S.p.A.	412,490	4,262,129
Health Care Equipment & Services 0.2%
Amplifon S.p.A.	315,900	3,152,560
Insurance 0.0%
Assicurazioni Generali S.p.A.	5,785	76,208
Poste Italiane S.p.A	2,540	17,699
UnipolSai S.p.A.	5,504	9,234
		103,141
Materials 0.3%
Buzzi Unicem S.p.A.	219,850	4,412,444
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	18,727	607,796
Telecommunication Services 0.0%
Telecom Italia S.p.A. *	49,919	42,655
Transportation 0.0%
Atlantia S.p.A.	2,013	50,358
Utilities 0.0%
Enel S.p.A.	37,535	172,757
Snam S.p.A.	12,018	69,567
Terna - Rete Elettrica Nationale S.p.A.	7,459	40,632
		282,956
		41,239,133
Japan 15.5%
Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	900	41,127
Bridgestone Corp.	3,200	110,819
Denso Corp.	2,400	92,927
F.C.C. Co., Ltd.	141,200	2,747,085
Fuji Heavy Industries Ltd.	76,400	2,918,844
Honda Motor Co., Ltd.	528,707	14,321,513
Isuzu Motors Ltd.	2,900	37,541
Koito Manufacturing Co., Ltd.	585	28,886
Mazda Motor Corp.	2,700	39,487
Mitsubishi Motors Corp.	3,100	14,451
Musashi Seimitsu Industry Co., Ltd.	154,700	3,180,196
NGK Spark Plug Co., Ltd.	900	14,688
NHK Spring Co., Ltd.	1,000	8,739
Nifco, Inc.	263,200	14,781,690
Nissan Motor Co., Ltd.	12,200	118,199
NOK Corp.	400	7,606
Security	Number of Shares	Value ($)
Stanley Electric Co., Ltd.	700	16,970
Sumitomo Electric Industries Ltd.	3,700	50,974
Sumitomo Rubber Industries Ltd.	800	11,292
Suzuki Motor Corp.	1,800	55,124
The Yokohama Rubber Co., Ltd.	500	6,715
Toyoda Gosei Co., Ltd.	400	8,689
Toyota Industries Corp.	814	36,537
Toyota Motor Corp.	184,177	10,320,320
Yamaha Motor Co., Ltd.	1,300	21,887
		48,992,306
Banks 0.2%
Aozora Bank Ltd.	6,000	22,016
Concordia Financial Group Ltd. *	5,900	25,079
Fukuoka Financial Group, Inc.	4,000	15,283
Japan Post Bank Co., Ltd.	2,000	24,405
Kyushu Financial Group, Inc.	2,100	11,602
Mitsubishi UFJ Financial Group, Inc.	63,000	318,498
Mizuho Financial Group, Inc.	116,800	187,385
Resona Holdings, Inc.	10,700	42,680
Seven Bank Ltd.	2,900	9,907
Shinsei Bank Ltd.	9,000	13,501
Sumitomo Mitsui Financial Group, Inc.	52,700	1,670,554
Sumitomo Mitsui Trust Holdings, Inc.	16,000	53,171
Suruga Bank Ltd.	900	20,521
The Bank of Kyoto Ltd.	1,000	6,732
The Chiba Bank Ltd.	3,000	14,340
The Chugoku Bank Ltd.	700	7,885
The Hachijuni Bank Ltd.	2,311	10,811
The Hiroshima Bank Ltd.	2,086	7,554
The Iyo Bank Ltd.	1,400	9,023
The Joyo Bank Ltd.	3,000	11,723
The Shizuoka Bank Ltd.	2,454	18,211
Yamaguchi Financial Group, Inc.	1,274	12,582
		2,513,463
Capital Goods 2.1%
Amada Holdings Co., Ltd.	1,626	17,720
Asahi Glass Co., Ltd.	5,000	28,724
Daifuku Co., Ltd.	32,715	687,409
Daikin Industries Ltd.	43,200	3,746,446
FANUC Corp.	999	167,041
Fuji Electric Co., Ltd.	3,000	13,241
Hino Motors Ltd.	1,300	13,576
Hitachi Construction Machinery Co., Ltd.	500	8,132
Hoshizaki Corp.	34,300	3,103,809
IHI Corp.	7,000	19,477
ITOCHU Corp.	7,329	83,095
JGC Corp.	1,000	14,640
JTEKT Corp.	1,000	13,968
Kajima Corp.	4,000	29,567
Kawasaki Heavy Industries Ltd.	7,000	20,593
Keihan Holdings Co., Ltd.	2,126	15,287
Komatsu Ltd.	234,000	4,547,030
Kubota Corp.	5,200	75,333
Kurita Water Industries Ltd.	500	11,083
LIXIL Group Corp.	1,300	24,179
Mabuchi Motor Co., Ltd.	200	9,056
Makita Corp.	17,000	1,196,045
Marubeni Corp.	8,045	37,402

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Minebea Co., Ltd.	1,587	12,585
MISUMI Group, Inc.	532,700	9,784,061
Mitsubishi Corp.	7,449	128,158
Mitsubishi Electric Corp.	9,000	104,926
Mitsubishi Heavy Industries Ltd.	16,000	68,016
Mitsui & Co., Ltd.	8,400	98,413
Nabtesco Corp.	600	16,140
NGK Insulators Ltd.	1,000	23,874
Nidec Corp.	1,200	108,889
NSK Ltd.	2,300	19,346
Obayashi Corp.	3,200	34,998
Penta-Ocean Construction Co., Ltd.	1,067,400	6,490,188
Seibu Holdings, Inc.	800	14,029
Shimizu Corp.	3,000	30,577
SMC Corp.	237	61,971
Sumitomo Corp.	5,800	60,837
Sumitomo Heavy Industries Ltd.	3,000	14,233
Taisei Corp.	247,000	2,221,334
THK Co., Ltd.	600	11,855
Toshiba Corp. *	20,000	51,720
TOTO Ltd.	700	29,998
Toyota Tsusho Corp.	1,000	22,078
		33,291,079
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	3,000	33,494
Park24 Co., Ltd.	15,100	511,410
Recruit Holdings Co., Ltd.	1,400	53,180
Secom Co., Ltd.	1,000	75,331
Sohgo Security Services Co., Ltd.	400	19,753
Temp Holdings Co., Ltd.	34,600	561,541
Toppan Printing Co., Ltd.	2,261	19,942
Yumeshin Holdings Co., Ltd.	431,600	3,184,972
		4,459,623
Consumer Durables & Apparel 0.1%
Asics Corp.	800	14,681
Bandai Namco Holdings, Inc.	1,000	26,506
Casio Computer Co., Ltd.	1,036	14,747
Haseko Corp.	41,700	438,219
Iida Group Holdings Co., Ltd.	713	14,116
Nikon Corp.	1,700	24,022
Panasonic Corp.	10,800	103,860
Rinnai Corp.	200	19,584
Sankyo Co., Ltd.	200	7,282
Sega Sammy Holdings, Inc.	800	8,760
Sekisui Chemical Co., Ltd.	2,082	30,280
Sekisui House Ltd.	2,955	49,234
Shimano, Inc.	345	53,955
Sony Corp.	6,200	203,527
Yamaha Corp.	800	22,077
		1,030,850
Consumer Services 0.0%
Benesse Holdings, Inc.	300	7,248
McDonald's Holdings Co., Ltd.	300	9,197
Oriental Land Co., Ltd.	1,100	69,569
Resorttrust, Inc.	25,300	572,537
		658,551
Diversified Financials 2.5%
Acom Co., Ltd. *	2,000	9,461
AEON Financial Service Co., Ltd.	500	11,514
Credit Saison Co., Ltd.	711	11,840
Security	Number of Shares	Value ($)
Daiwa Securities Group, Inc.	1,633,000	9,165,018
Japan Exchange Group, Inc.	2,700	38,052
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,200	8,852
Nihon M&A Center, Inc.	139,300	8,539,458
Nomura Holdings, Inc.	2,740,900	12,337,219
ORIX Corp.	311,600	4,372,859
SBI Holdings, Inc.	936	10,136
Zenkoku Hosho Co., Ltd.	114,400	4,524,654
		39,029,063
Energy 0.0%
Idemitsu Kosan Co., Ltd.	400	7,831
Inpex Corp.	4,600	36,569
JX Holdings, Inc.	10,900	41,299
Showa Shell Sekiyu K.K.	900	8,072
TonenGeneral Sekiyu K.K.	1,367	12,350
		106,121
Food & Staples Retailing 0.3%
Aeon Co., Ltd.	3,200	45,981
Ain Holdings, Inc.	6,900	475,100
FamilyMart Co., Ltd.	300	17,666
Lawson, Inc.	9,929	764,517
Seven & i Holdings Co., Ltd.	3,700	153,636
Sundrug Co., Ltd.	200	17,349
Tsuruha Holdings, Inc.	33,200	3,775,271
		5,249,520
Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	2,678	68,361
Ariake Japan Co., Ltd.	74,700	4,114,876
Asahi Group Holdings Ltd.	1,900	64,500
Calbee, Inc.	400	17,465
Japan Tobacco, Inc.	5,400	210,599
Kewpie Corp.	94,200	2,900,550
Kikkoman Corp.	314	11,149
Kirin Holdings Co., Ltd.	4,100	70,365
MEIJI Holdings Co., Ltd.	600	62,554
NH Foods Ltd.	409	9,946
Nisshin Seifun Group, Inc.	1,100	18,158
Nissin Foods Holdings Co., Ltd.	300	17,031
Suntory Beverage & Food Ltd.	700	30,435
Toyo Suisan Kaisha Ltd.	465	20,652
Yakult Honsha Co., Ltd.	400	19,103
Yamazaki Baking Co., Ltd.	1,000	27,473
		7,663,217
Health Care Equipment & Services 0.9%
Alfresa Holdings Corp.	800	17,538
Asahi Intecc Co., Ltd.	55,600	2,556,417
CYBERDYNE, Inc. *	500	9,631
Hogy Medical Co., Ltd.	81,800	5,256,399
Hoya Corp.	2,000	70,962
M3, Inc.	36,100	1,155,165
Medipal Holdings Corp.	800	13,091
Miraca Holdings, Inc.	76,800	3,537,394
Olympus Corp.	1,400	48,311
Suzuken Co., Ltd.	400	12,758
Sysmex Corp.	800	55,417
Terumo Corp.	44,300	1,900,239
		14,633,322

    9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.7%
Kao Corp.	67,600	3,640,475
Kose Corp.	100	9,209
Lion Corp.	268,000	4,064,183
Pigeon Corp.	103,300	2,584,020
Pola Orbis Holdings, Inc.	9,900	974,540
Shiseido Co., Ltd.	1,900	53,232
Unicharm Corp.	1,900	39,067
		11,364,726
Insurance 0.3%
Anicom Holdings, Inc.	146,300	3,914,968
Japan Post Holdings Co., Ltd.	2,200	29,055
MS&AD Insurance Group Holdings, Inc.	2,510	72,317
Sompo Japan Nipponkoa Holdings, Inc.	1,700	54,909
Sony Financial Holdings, Inc.	900	11,275
T&D Holdings, Inc.	2,800	28,554
The Dai-ichi Life Insurance Co., Ltd.	5,300	68,479
Tokio Marine Holdings, Inc.	3,400	131,605
		4,311,162
Materials 0.3%
Air Water, Inc.	278	4,727
Asahi Kasei Corp.	6,463	48,851
Daicel Corp.	45,600	511,376
Hitachi Chemical Co., Ltd.	500	10,429
Hitachi Metals Ltd.	1,000	11,118
JFE Holdings, Inc.	2,600	33,886
JSR Corp.	900	12,293
Kaneka Corp.	1,337	10,069
Kansai Paint Co., Ltd.	1,073	22,471
Kobe Steel Ltd.	14,000	12,115
Kuraray Co., Ltd.	1,700	21,440
Maruichi Steel Tube Ltd.	300	11,083
Mitsubishi Chemical Holdings Corp.	6,600	35,650
Mitsubishi Gas Chemical Co., Inc.	2,000	11,394
Mitsubishi Materials Corp.	5,049	13,269
Mitsui Chemicals, Inc.	5,000	21,149
Nippon Paint Holdings Co., Ltd.	800	21,855
Nippon Steel & Sumitomo Metal Corp.	4,000	75,198
Nissan Chemical Industries Ltd.	25,800	824,238
Nitto Denko Corp.	800	53,617
Oji Holdings Corp.	4,000	16,681
Shin-Etsu Chemical Co., Ltd.	1,924	131,292
Sumitomo Chemical Co., Ltd.	8,000	35,408
Sumitomo Metal Mining Co., Ltd.	2,000	24,040
Taiheiyo Cement Corp.	6,000	17,148
Taiyo Nippon Sanso Corp.	629	6,054
Teijin Ltd.	5,000	18,806
Toray Industries, Inc.	7,000	63,769
Toyo Seikan Group Holdings Ltd.	800	15,586
W-Scope Corp.	142,500	3,232,641
		5,327,653
Media 0.0%
Dentsu, Inc.	1,100	52,552
Hakuhodo DY Holdings, Inc.	1,100	12,838
Toho Co., Ltd.	600	17,456
		82,846
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	10,400	173,282
Chugai Pharmaceutical Co., Ltd.	1,100	41,109
Daiichi Sankyo Co., Ltd.	3,000	71,539
Eisai Co., Ltd.	1,200	70,166
Hisamitsu Pharmaceutical Co., Inc.	300	16,962
Kyowa Hakko Kirin Co., Ltd.	1,200	20,966
Mitsubishi Tanabe Pharma Corp.	1,100	20,534
Ono Pharmaceutical Co., Ltd.	2,000	71,936
Otsuka Holdings Co., Ltd.	1,900	90,326
Santen Pharmaceutical Co., Ltd.	71,600	1,190,620
Sawai Pharmaceutical Co., Ltd.	7,600	603,076
Shionogi & Co., Ltd.	56,000	2,904,598
Sumitomo Dainippon Pharma Co., Ltd.	800	14,953
Taisho Pharmaceutical Holdings Co., Ltd.	200	21,899
Takeda Pharmaceutical Co., Ltd.	3,500	155,954
		5,467,920
Real Estate 1.0%
Aeon Mall Co., Ltd.	500	6,718
Daito Trust Construction Co., Ltd.	6,100	1,024,310
Daiwa House Industry Co., Ltd.	106,700	2,991,958
Hulic Co., Ltd.	1,500	15,559
Invincible Investment Corp.	7,370	4,964,705
Japan Prime Realty Investment Corp.	4	17,610
Japan Real Estate Investment Corp.	6	36,274
Japan Retail Fund Investment Corp.	13	31,985
Mitsubishi Estate Co., Ltd.	6,587	122,502
Mitsui Fudosan Co., Ltd.	4,000	86,583
Nippon Building Fund, Inc.	7	43,072
Nippon Prologis REIT, Inc.	250	625,192
Nomura Real Estate Holdings, Inc.	700	12,072
Nomura Real Estate Master Fund, Inc.	17	28,173
NTT Urban Development Corp.	700	7,460
Open House Co., Ltd.	193,500	5,494,700
Sumitomo Realty & Development Co., Ltd.	1,495	38,682
Tokyo Tatemono Co., Ltd.	1,000	12,451
Tokyu Fudosan Holdings Corp.	2,500	14,793
United Urban Investment Corp.	13	24,303
		15,599,102
Retailing 0.5%
ABC-Mart, Inc.	200	12,799
Bic Camera, Inc.	227,500	2,018,495
Don Quijote Holdings Co., Ltd.	600	23,548
Fast Retailing Co., Ltd.	230	74,223
Hikari Tsushin, Inc.	100	8,307
Isetan Mitsukoshi Holdings Ltd.	1,721	16,911
J. Front Retailing Co., Ltd.	1,100	12,693
Marui Group Co., Ltd.	1,100	15,864
Nitori Holdings Co., Ltd.	14,805	1,841,335
Rakuten, Inc.	4,600	52,056
Ryohin Keikaku Co., Ltd.	15,400	3,418,983
Shimamura Co., Ltd.	142	20,717
Start Today Co., Ltd.	300	14,296
Takashimaya Co., Ltd.	1,000	7,576

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
USS Co., Ltd.	1,100	18,658
Yamada Denki Co., Ltd.	3,300	17,401
		7,573,862
Semiconductors & Semiconductor Equipment 0.3%
Rohm Co., Ltd.	400	17,020
Tokyo Electron Ltd.	800	68,732
Ulvac, Inc.	153,200	4,746,587
		4,832,339
Software & Services 0.6%
Dip Corp.	120,700	3,631,505
Fujitsu Ltd.	9,000	37,363
GungHo Online Entertainment, Inc.	2,100	4,737
Istyle, Inc.	429,100	3,838,833
Kakaku.com, Inc.	700	14,523
Konami Holdings Corp.	500	19,386
LINE Corp. ADR *	12,723	467,189
Mixi, Inc.	201	7,201
Nexon Co., Ltd.	900	13,342
Nintendo Co., Ltd.	600	124,541
Nomura Research Institute Ltd.	600	21,162
NTT Data Corp.	600	29,774
Obic Co., Ltd.	300	17,464
Oracle Corp., Japan	5,600	340,682
Otsuka Corp.	300	15,369
SCSK Corp.	18,300	763,391
TIS, Inc.	22,200	573,181
Trend Micro, Inc.	600	21,786
Yahoo Japan Corp.	6,900	30,418
		9,971,847
Technology Hardware & Equipment 0.7%
Alps Electric Co., Ltd.	28,800	641,471
Brother Industries Ltd.	1,100	12,500
Canon, Inc.	5,265	149,418
FUJIFILM Holdings Corp.	2,200	78,933
Hamamatsu Photonics K.K.	700	20,551
Hirose Electric Co., Ltd.	200	24,738
Hitachi High-Technologies Corp.	300	10,207
Hitachi Ltd.	23,322	106,561
Keyence Corp.	6,000	4,232,240
Konica Minolta, Inc.	2,200	17,681
Kyocera Corp.	1,600	75,801
Murata Manufacturing Co., Ltd.	924	112,822
NEC Corp.	13,000	35,501
Nippon Electric Glass Co., Ltd.	2,000	9,079
Omron Corp.	149,100	4,944,538
Ricoh Co., Ltd.	3,500	30,912
Seiko Epson Corp.	1,400	24,632
Shimadzu Corp.	1,000	14,473
TDK Corp.	600	36,814
Yaskawa Electric Corp.	1,121	15,278
Yokogawa Electric Corp.	1,100	14,221
		10,608,371
Telecommunication Services 0.4%
KDDI Corp.	163,700	5,023,479
Nippon Telegraph & Telephone Corp.	3,400	161,567
NTT DOCOMO, Inc.	7,000	190,151
SoftBank Group Corp.	4,731	260,415
		5,635,612
Security	Number of Shares	Value ($)
Transportation 0.1%
ANA Holdings, Inc.	5,409	15,440
Central Japan Railway Co.	700	130,111
East Japan Railway Co.	1,638	150,253
Hankyu Hanshin Holdings, Inc.	1,200	44,644
Japan Airlines Co., Ltd.	600	18,497
Japan Airport Terminal Co., Ltd.	200	8,810
Kamigumi Co., Ltd.	1,000	8,999
Keikyu Corp.	2,000	20,262
Keio Corp.	3,000	27,914
Keisei Electric Railway Co., Ltd.	1,266	16,597
Kintetsu Group Holdings Co., Ltd.	9,000	38,881
Mitsubishi Logistics Corp.	1,000	13,924
Mitsui O.S.K. Lines Ltd.	6,000	12,779
Nagoya Railroad Co., Ltd.	5,000	28,088
Nippon Express Co., Ltd.	4,000	20,178
Nippon Yusen K.K.	8,000	14,158
Odakyu Electric Railway Co., Ltd.	3,000	35,517
Tobu Railway Co., Ltd.	5,000	26,960
Tokyu Corp.	5,000	41,092
West Japan Railway Co.	841	52,022
Yamato Holdings Co., Ltd.	1,700	41,833
		766,959
Utilities 0.3%
Chubu Electric Power Co., Inc.	3,131	45,999
Electric Power Development Co., Ltd.	700	16,087
eRex Co., Ltd.	144,500	4,051,864
Hokuriku Electric Power Co.	800	9,490
Kyushu Electric Power Co., Inc.	2,100	19,675
Osaka Gas Co., Ltd.	9,000	36,323
Shikoku Electric Power Co., Inc.	900	9,400
The Chugoku Electric Power Co., Inc.	1,500	18,837
The Kansai Electric Power Co., Inc. *	3,400	31,635
Toho Gas Co., Ltd.	2,330	20,505
Tohoku Electric Power Co., Inc.	2,200	28,264
Tokyo Electric Power Co. Holdings, Inc. *	7,000	27,456
Tokyo Gas Co., Ltd.	10,000	42,569
		4,358,104
		243,527,618
Luxembourg 0.0%
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	334	17,834
Mexico 0.9%
Banks 0.2%
Banregio Grupo Financiero S.A.B de C.V.	425,690	2,438,806
Consumer Services 0.2%
Alsea S.A.B. de C.V.	834,630	2,976,624

    11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Arca Continental S.A.B. de C.V.	166,904	1,073,616
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,684	687,718
		1,761,334
Media 0.3%
Grupo Televisa S.A.B. ADR	202,300	5,375,111
Transportation 0.1%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	110,460	1,999,326
		14,551,201
Netherlands 2.0%
Banks 0.0%
ABN AMRO Group N.V. CVA	1,142	21,237
ING Groep N.V.	19,037	212,834
		234,071
Capital Goods 0.4%
AerCap Holdings N.V. *	832	30,376
Boskalis Westminster N.V.	43,193	1,587,477
Koninklijke Philips N.V.	177,739	4,727,282
		6,345,135
Commercial & Professional Supplies 0.2%
Randstad Holding N.V.	619	26,629
RELX N.V.	4,929	88,818
Wolters Kluwer N.V.	77,624	3,265,924
		3,381,371
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings N.V.	272,586	1,724,144
Energy 0.0%
Koninklijke Vopak N.V.	333	17,120
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	119,693	2,857,573
Food, Beverage & Tobacco 0.3%
Heineken Holding N.V.	502	42,060
Heineken N.V.	1,135	107,116
Refresco Group N.V. (d)	244,763	3,821,455
		3,970,631
Household & Personal Products 0.0%
Unilever N.V. CVA	8,040	372,448
Insurance 0.0%
Aegon N.V.	9,397	38,048
NN Group N.V.	1,614	43,534
		81,582
Materials 0.1%
Akzo Nobel N.V.	29,647	1,916,467
ArcelorMittal *	9,029	58,489
Koninklijke DSM N.V.	914	58,500
OCI N.V. *	395	6,032
		2,039,488
Media 0.0%
Altice N.V., Class A *	1,782	26,453
Altice N.V., Class B *	586	8,671
		35,124
Security	Number of Shares	Value ($)
Real Estate 0.2%
Unibail-Rodamco SE	7,995	2,202,798
Retailing 0.0%
GrandVision N.V.	15,961	434,298
Semiconductors & Semiconductor Equipment 0.5%
ASML Holding N.V.	35,408	3,887,820
NXP Semiconductors N.V. *	36,627	3,079,965
		6,967,785
Software & Services 0.0%
Gemalto N.V.	391	25,768
Telecommunication Services 0.0%
Koninklijke KPN N.V.	16,768	55,152
		30,744,488
New Zealand 1.5%
Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	810,772	2,964,989
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	67,073	508,554
Ryman Healthcare Ltd.	1,821	12,548
		521,102
Materials 0.0%
Fletcher Building Ltd.	3,179	22,253
Telecommunication Services 0.0%
Spark New Zealand Ltd.	241,249	688,341
Transportation 0.8%
Auckland International Airport Ltd.	2,276,351	12,139,079
Utilities 0.5%
Contact Energy Ltd.	3,563	13,909
Mercury NZ Ltd.	3,480,773	7,875,413
Meridian Energy Ltd.	6,222	12,584
		7,901,906
		24,237,670
Norway 0.5%
Banks 0.0%
DNB A.S.A.	4,765	52,621
Energy 0.4%
Det Norske Oljeselskap A.S.A *	495,290	6,330,080
Statoil A.S.A.	5,526	87,849
		6,417,929
Food, Beverage & Tobacco 0.0%
Marine Harvest A.S.A. *	1,860	31,723
Orkla A.S.A.	3,938	36,634
		68,357
Insurance 0.1%
Gjensidige Forsikring A.S.A.	69,950	1,181,841
Materials 0.0%
Norsk Hydro A.S.A.	6,498	27,862
Yara International A.S.A.	864	28,168
		56,030

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.0%
Schibsted A.S.A., B Shares	394	11,624
Schibsted A.S.A., Class A	328	10,341
		21,965
Telecommunication Services 0.0%
Telenor A.S.A.	3,661	61,291
		7,860,034
Papua New Guinea 0.0%
Energy 0.0%
Oil Search Ltd.	6,621	36,282
Peru 0.2%
Banks 0.2%
Credicorp Ltd.	15,435	2,474,694
Philippines 0.2%
Food & Staples Retailing 0.2%
Puregold Price Club, Inc.	3,148,600	3,208,083
Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. - Reg'd *(f)(g)	42,176	—
Energy 0.0%
Galp Energia, SGPS, S.A.	2,309	31,629
Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	75,349	1,262,014
Utilities 0.0%
EDP - Energias de Portugal S.A.	11,529	39,547
		1,333,190
Republic of Korea 2.1%
Food, Beverage & Tobacco 0.1%
KT&G Corp.	14,333	1,549,978
Health Care Equipment & Services 0.4%
Osstem Implant Co., Ltd. *	44,470	3,028,008
Vieworks Co., Ltd.	69,040	3,072,037
		6,100,045
Household & Personal Products 0.1%
Amorepacific Corp.	5,147	1,782,064
Materials 0.1%
LG Chem Ltd.	5,868	1,278,852
Media 0.1%
Innocean Worldwide, Inc.	28,733	2,055,229
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Caregen Co., Ltd.	30,850	3,794,123
Medy-Tox, Inc.	5,880	2,277,911
		6,072,034
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	52,900	1,629,006
Software & Services 0.1%
NAVER Corp.	1,771	1,123,671
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.7%
Samsung Electronics Co., Ltd.	8,340	11,475,649
		33,066,528
Singapore 2.4%
Banks 0.0%
DBS Group Holdings Ltd.	8,616	99,608
Oversea-Chinese Banking Corp., Ltd.	15,238	98,293
United Overseas Bank Ltd.	6,400	87,816
		285,717
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	1,209	71,904
Keppel Corp., Ltd.	7,000	27,699
Noble Group Ltd. *	34,000	4,140
Sarine Technologies Ltd. (f)	1,714,200	2,311,617
Sembcorp Industries Ltd.	4,200	8,778
Sembcorp Marine Ltd.	3,100	3,308
Singapore Technologies Engineering Ltd.	7,400	18,241
Yangzijiang Shipbuilding Holdings Ltd.	7,700	5,024
		2,450,711
Consumer Services 0.0%
Genting Singapore plc	28,700	16,897
Diversified Financials 0.0%
Singapore Exchange Ltd.	3,900	22,020
Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	34,700	9,347
Wilmar International Ltd.	9,300	21,577
		30,924
Media 0.0%
Singapore Press Holdings Ltd.	7,500	21,231
Real Estate 1.0%
Ascendas Real Estate Investment Trust	4,483,233	8,215,876
CapitaLand Commercial Trust Ltd.	10,000	11,258
CapitaLand Ltd.	12,400	29,442
CapitaLand Mall Trust	4,761,600	7,629,620
City Developments Ltd.	1,927	12,263
Global Logistic Properties Ltd.	13,100	18,786
Suntec Real Estate Investment Trust	11,824	14,797
UOL Group Ltd.	2,100	9,061
		15,941,103
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	511	15,013
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,121,600	3,516,234
StarHub Ltd.	2,500	7,322
		3,523,556
Transportation 1.0%
ComfortDelGro Corp., Ltd.	10,100	21,355
Hutchison Port Holdings Trust, Class U	25,700	12,228
SATS Ltd.	2,557,600	8,339,817

    13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SIA Engineering Co., Ltd. (f)	2,584,200	7,131,866
Singapore Airlines Ltd.	2,631	21,566
		15,526,832
Utilities 0.0%
Hyflux Ltd.	1,419,050	615,219
		38,449,223
South Africa 0.4%
Capital Goods 0.0%
The Bidvest Group Ltd.	32,115	369,133
Food & Staples Retailing 0.1%
Bid Corp., Ltd. *	32,115	599,256
The SPAR Group Ltd.	51,300	765,292
		1,364,548
Insurance 0.1%
Sanlam Ltd.	169,858	801,454
Media 0.1%
Naspers Ltd., N Shares	16,467	2,584,056
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	39,279	1,060,779
		6,179,970
Spain 1.0%
Banks 0.1%
Banco Bilbao Vizcaya Argentaria S.A.	32,007	186,855
Banco De Sabadell S.A.	25,420	34,761
Banco Popular Espanol S.A.	16,129	22,591
Banco Santander S.A.	71,251	302,481
Bankia S.A.	22,259	17,082
Bankinter S.A.	204,053	1,423,336
CaixaBank S.A.	12,875	32,329
		2,019,435
Capital Goods 0.0%
ACS Actividades de Construccion y Servicios S.A.	952	27,311
Ferrovial S.A.	2,414	49,966
Zardoya Otis S.A.	848	8,323
		85,600
Commercial & Professional Supplies 0.5%
Applus Services S.A.	374,630	3,982,590
Prosegur Cia de Seguridad S.A. - Reg'd	506,131	3,441,036
		7,423,626
Energy 0.0%
Repsol S.A.	5,583	70,718
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	2,792	17,413
Insurance 0.0%
Mapfre S.A.	5,208	12,746
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,442	31,611
Retailing 0.2%
Industria de Diseno Textil S.A.	82,544	2,854,680
Security	Number of Shares	Value ($)
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	55,590	2,609,990
Telecommunication Services 0.0%
Telefonica S.A.	22,172	217,170
Transportation 0.0%
Abertis Infraestructuras S.A.	3,160	49,711
Aena S.A.	334	48,176
International Consolidated Airlines Group S.A.	3,927	21,178
		119,065
Utilities 0.0%
Enagas S.A.	1,048	31,950
Endesa S.A.	1,535	32,246
Gas Natural SDG S.A.	1,692	34,999
Iberdrola S.A. *(g)	600	4,124
Iberdrola S.A.	27,006	185,556
Red Electrica Corp. S.A.	2,140	49,016
		337,891
		15,799,945
Sweden 4.4%
Banks 0.2%
Nordea Bank AB	14,956	133,253
Skandinaviska Enskilda Banken AB, A Shares	7,407	64,945
Svenska Handelsbanken AB, A Shares	7,381	88,742
Swedbank AB, A Shares	159,585	3,350,429
		3,637,369
Capital Goods 1.6%
Alfa Laval AB	1,419	22,364
Assa Abloy AB, Class B	76,705	1,682,759
Atlas Copco AB, A Shares	3,328	93,422
Atlas Copco AB, B Shares	105,729	2,703,565
Eltel AB (d)	400,794	4,227,143
Indutrade AB	106,470	2,251,520
Inwido AB	198,338	2,491,180
Saab AB, Class B	157,640	5,412,988
Sandvik AB	5,267	56,435
Skanska AB, B Shares	1,677	35,650
SKF AB, B Shares	338,323	5,360,137
Volvo AB, B Shares	7,637	81,377
		24,418,540
Commercial & Professional Supplies 0.6%
AF AB, B Shares (f)	460,112	8,364,342
Intrum Justitia AB	22,958	737,072
Securitas AB, B Shares	1,527	25,125
		9,126,539
Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	1,162	31,481
Husqvarna AB, B Shares	2,058	17,665
		49,146
Diversified Financials 0.1%
Avanza Bank Holding AB	23,300	833,404
Industrivarden AB, C Shares	809	13,611

14

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Investor AB, B Shares	2,258	77,770
Kinnevik AB, Class B	1,137	28,998
		953,783
Energy 0.0%
Lundin Petroleum AB *	922	15,284
Food & Staples Retailing 0.0%
Axfood AB	16,923	304,103
ICA Gruppen AB	397	13,283
		317,386
Food, Beverage & Tobacco 0.5%
AAK AB	96,761	7,153,626
Swedish Match AB	949	34,619
		7,188,245
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	976	19,782
Household & Personal Products 0.2%
Oriflame Holding AG *	145,720	3,753,592
Svenska Cellulosa AB, S.C.A., B Shares	2,981	88,621
		3,842,213
Materials 0.4%
BillerudKorsnas AB	28,097	488,372
Boliden AB	28,621	629,951
Hexpol AB	53,801	478,690
SSAB AB, A Shares *	1,511,100	4,751,798
		6,348,811
Real Estate 0.3%
Fabege AB	29,688	530,039
Fastighets AB Balder, B Shares *	170,590	4,662,710
		5,192,749
Retailing 0.4%
Hennes & Mauritz AB, B Shares	190,173	5,742,851
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	43,927	1,732,734
Telefonaktiebolaget LM Ericsson, B Shares	14,984	111,742
		1,844,476
Telecommunication Services 0.0%
Tele2 AB, B Shares	1,554	13,129
Telia Co. AB	12,668	57,806
		70,935
		68,768,109
Switzerland 5.7%
Capital Goods 0.6%
ABB Ltd. - Reg'd *	9,699	206,027
Belimo Holding AG - Reg'd	717	2,272,621
Burckhardt Compression Holding AG	15,318	4,588,060
Daetwyler Holding AG	18,155	2,434,322
Geberit AG - Reg'd	187	72,118
Schindler Holding AG	214	41,031
Schindler Holding AG - Reg'd	99	19,117
		9,633,296
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.1%
Adecco Group AG	808	44,348
dorma+kaba Holding AG - Reg'd, Series B	689	503,020
SGS S.A. - Reg'd	27	59,730
		607,098
Consumer Durables & Apparel 0.8%
Cie Financiere Richemont S.A. - Reg'd	119,969	7,293,152
The Swatch Group AG - Bearer Shares	21,035	5,507,886
The Swatch Group AG - Reg'd	240	12,252
		12,813,290
Diversified Financials 1.3%
Cembra Money Bank AG *	6,955	499,310
Credit Suisse Group AG - Reg'd *	1,342,556	15,439,017
Julius Baer Group Ltd. *	1,091	44,736
Pargesa Holding S.A.	144	10,028
Partners Group Holding AG	9,424	4,310,209
UBS Group AG - Reg’d	17,987	247,269
		20,550,569
Food, Beverage & Tobacco 0.1%
Aryzta AG *	407	15,290
Barry Callebaut AG - Reg'd *	11	14,377
Chocoladefabriken Lindt & Spruengli AG	5	29,400
Chocoladefabriken Lindt & Spruengli AG - Reg'd	1	70,651
Nestle S.A. - Reg'd	23,863	1,912,204
		2,041,922
Health Care Equipment & Services 0.7%
Sonova Holding AG - Reg'd	260	35,594
Straumann Holding AG - Reg'd	19,803	7,560,337
Ypsomed Holding AG - Reg’d *	13,340	2,646,000
		10,241,931
Insurance 0.0%
Baloise Holding AG - Reg'd	244	27,464
Swiss Life Holding AG - Reg'd *	159	36,269
Swiss Re AG	1,642	137,643
Zurich Insurance Group AG *	740	177,669
		379,045
Materials 0.8%
Clariant AG - Reg'd *	82,773	1,439,763
EMS-Chemie Holding AG - Reg'd	40	21,887
Givaudan S.A. - Reg'd	46	94,472
LafargeHolcim Ltd. - Reg'd *	233,703	11,112,788
Sika AG	11	51,532
Syngenta AG - Reg'd	458	180,125
		12,900,567
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Actelion Ltd. - Reg'd *	21,046	3,727,913
Galenica AG - Reg'd	19	24,488
Lonza Group AG - Reg'd *	13,673	2,574,904
Novartis AG - Reg'd	11,178	927,138
Roche Holding AG	3,451	880,930
		8,135,373
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	323	29,665

    15

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.0%
Dufry AG - Reg'd *	225	25,891
Semiconductors & Semiconductor Equipment 0.2%
U-Blox AG *	14,549	3,682,043
Software & Services 0.3%
Luxoft Holding, Inc. *	7,307	430,529
Temenos Group AG - Reg'd *	57,280	3,542,056
		3,972,585
Technology Hardware & Equipment 0.1%
Logitech International S.A. - Reg'd	50,642	1,010,963
Telecommunication Services 0.0%
Swisscom AG - Reg'd	129	63,461
Transportation 0.2%
Kuehne & Nagel International AG - Reg'd	25,561	3,585,341
		89,673,040
Taiwan 1.8%
Automobiles & Components 0.3%
Hota Industrial Manufacturing Co., Ltd.	618,000	2,815,261
Tung Thih Electronic Co., Ltd.	183,000	2,484,057
		5,299,318
Capital Goods 0.1%
Airtac International Group	303,000	2,270,799
Consumer Durables & Apparel 0.3%
Nien Made Enterprise Co., Ltd.	438,000	4,572,733
Consumer Services 0.3%
Gourmet Master Co., Ltd.	434,000	4,643,204
Semiconductors & Semiconductor Equipment 0.6%
Land Mark Optoelectronics Corp.	129,000	2,062,526
Taiwan Semiconductor Manufacturing Co., Ltd.	369,000	1,993,223
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	164,443	4,568,226
		8,623,975
Technology Hardware & Equipment 0.2%
Largan Precision Co., Ltd.	22,000	2,365,178
		27,775,207
Turkey 0.1%
Banks 0.1%
Turkiye Garanti Bankasi A/S	460,394	1,132,485
United Arab Emirates 0.1%
Banks 0.1%
Dubai Islamic Bank PJSC	693,380	1,019,007
United Kingdom 14.4%
Automobiles & Components 0.0%
GKN plc	8,280	31,692
Banks 0.8%
Barclays plc	82,659	168,538
HSBC Holdings plc	96,621	633,321
Lloyds Banking Group plc	13,474,275	9,477,114
Security	Number of Shares	Value ($)
Royal Bank of Scotland Group plc *	793,830	2,020,480
Standard Chartered plc	16,130	128,977
		12,428,430
Capital Goods 3.5%
Ashtead Group plc	497,232	7,869,841
BAE Systems plc	15,593	110,096
Bunzl plc	58,407	1,827,420
CNH Industrial N.V.	1,351,689	9,652,984
Cobham plc	8,004	18,147
Diploma plc	487,213	5,491,558
IMI plc	1,329	18,856
Interserve plc	887,296	3,464,160
Meggitt plc	566,150	3,279,100
Rolls-Royce Holdings plc *	9,109	95,313
Rotork plc	1,052,920	3,028,146
Smiths Group plc	255,126	4,264,513
Spirax-Sarco Engineering plc	189,710	9,994,424
The Weir Group plc	1,044	20,228
Travis Perkins plc	1,202	24,802
Ultra Electronics Holdings plc	135,634	3,070,067
Wolseley plc	34,765	1,938,440
		54,168,095
Commercial & Professional Supplies 1.5%
Aggreko plc	1,251	21,299
Babcock International Group plc	60,664	778,045
Capita plc	3,240	41,140
Experian plc	357,359	6,990,131
G4S plc	1,402,166	3,454,865
Intertek Group plc	33,582	1,611,145
Regus plc	872,340	3,525,003
RELX plc	5,447	103,432
Rentokil Initial plc	2,615,680	7,436,826
		23,961,886
Consumer Durables & Apparel 0.3%
Barratt Developments plc	4,964	28,744
Bellway plc	124,379	3,448,104
Burberry Group plc	2,218	38,700
Persimmon plc	1,525	34,050
Taylor Wimpey plc	16,196	33,142
The Berkeley Group Holdings plc	28,139	998,112
		4,580,852
Consumer Services 0.9%
Carnival plc	936	45,022
Compass Group plc	218,384	4,148,816
Domino's Pizza Group plc	849,157	4,459,550
Greene King plc	434,737	4,671,210
InterContinental Hotels Group plc	972	38,861
Merlin Entertainments plc	3,460	21,646
TUI AG (e)	2,409	31,362
TUI AG (e)	96,105	1,259,569
Whitbread plc	890	45,447
William Hill plc	4,309	18,227
		14,739,710
Diversified Financials 0.7%
3i Group plc	4,699	38,381
Aberdeen Asset Management plc	4,498	18,945
Ashmore Group plc	883,540	3,892,990
Hargreaves Lansdown plc	1,260	21,656
ICAP plc	2,698	15,847
Intermediate Capital Group plc	47,313	358,438

16

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Investec plc	3,030	18,035
Jupiter Fund Management plc	79,055	442,137
London Stock Exchange Group plc	1,529	56,263
Provident Financial plc	710	25,461
Schroders plc	154,465	5,353,539
Schroders plc, Non Voting Shares	1,100	29,299
		10,270,991
Energy 0.4%
BP plc	90,380	511,338
Petrofac Ltd.	1,264	12,498
Royal Dutch Shell plc, A Shares	221,600	5,767,802
Royal Dutch Shell plc, B Shares	18,432	490,268
		6,781,906
Food & Staples Retailing 0.0%
J. Sainsbury plc	6,505	19,304
Tesco plc *	40,120	82,720
WM Morrison Supermarkets plc	10,817	26,583
		128,607
Food, Beverage & Tobacco 0.7%
Associated British Foods plc	1,765	62,829
British American Tobacco plc	56,819	3,626,462
Coca-Cola European Partners plc *	1,064	40,141
Coca-Cola HBC AG CDI *	966	19,971
Diageo plc	166,016	4,757,465
Greencore Group plc	597,912	2,591,213
Imperial Brands plc	4,735	249,520
SABMiller plc	4,779	279,237
Tate & Lyle plc	2,172	20,786
		11,647,624
Health Care Equipment & Services 0.0%
Mediclinic International plc	1,955	27,756
Smith & Nephew plc	4,443	73,083
		100,839
Household & Personal Products 0.3%
Reckitt Benckiser Group plc	41,614	4,034,896
Unilever plc	6,312	295,295
		4,330,191
Insurance 0.2%
Admiral Group plc	41,773	1,195,621
Aviva plc	19,927	102,615
Direct Line Insurance Group plc	6,644	30,742
Hiscox Ltd.	68,459	959,400
Legal & General Group plc	29,316	79,750
Old Mutual plc	24,031	66,873
Prudential plc	12,651	223,018
RSA Insurance Group plc	4,959	32,610
St. James's Place plc	2,531	30,976
Standard Life plc	9,602	38,442
		2,760,047
Materials 2.8%
Anglo American plc	6,835	74,858
Antofagasta plc	1,862	12,324
BHP Billiton plc	10,401	131,141
Croda International plc	257,464	11,321,719
Elementis plc	1,078,638	3,154,524
Essentra plc	54,665	350,756
Fresnillo plc	1,068	27,330
Glencore plc *	6,472,152	15,974,040
Johnson Matthey plc	44,541	1,930,277
Security	Number of Shares	Value ($)
Mondi plc	1,774	35,901
Randgold Resources Ltd.	455	53,543
Rio Tinto plc	6,112	198,348
RPC Group plc	538,702	6,147,049
Victrex plc	230,423	4,500,656
		43,912,466
Media 0.4%
Cineworld Group plc	62,317	484,180
Informa plc	139,684	1,319,726
ITV plc	17,850	46,284
Pearson plc	4,059	47,423
Sky plc	5,120	62,353
UBM plc	102,182	906,915
WPP plc	179,741	4,032,943
		6,899,824
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
AstraZeneca plc	6,238	417,623
GlaxoSmithKline plc	24,015	536,327
Hikma Pharmaceuticals plc	698	24,305
		978,255
Real Estate 0.1%
Derwent London plc	16,357	615,183
Hammerson plc	3,790	27,977
Intu Properties plc	4,571	18,126
Land Securities Group plc	3,855	55,807
Segro plc	3,502	20,519
The British Land Co., plc	4,746	42,120
		779,732
Retailing 0.1%
Dixons Carphone plc	4,729	21,867
Kingfisher plc	11,245	49,935
Marks & Spencer Group plc	8,017	33,895
Next plc	708	47,072
WH Smith plc	32,017	648,137
		800,906
Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	6,925	154,160
Software & Services 0.5%
Auto Trader Group plc	461,985	2,267,302
Micro Focus International plc	41,526	1,064,344
Moneysupermarket.com Group plc	102,524	405,004
Rightmove plc	28,280	1,516,109
Sophos Group plc	461,730	1,518,759
The Sage Group plc	172,290	1,624,591
Worldpay Group plc *	6,840	26,533
		8,422,642
Technology Hardware & Equipment 1.1%
Halma plc	478,490	6,637,078
Laird plc	1,207,281	4,686,276
Oxford Instruments plc	162,095	1,534,931
Spectris plc	185,587	4,607,926
		17,466,211
Telecommunication Services 0.0%
BT Group plc	41,653	227,568
Inmarsat plc	2,172	22,458
Vodafone Group plc	131,025	398,038
		648,064

    17

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.0%
easyJet plc	768	10,564
Royal Mail plc	4,388	29,589
		40,153
Utilities 0.0%
Centrica plc	26,633	84,947
National Grid plc	18,416	264,064
Severn Trent plc	1,144	37,068
SSE plc	4,945	99,261
United Utilities Group plc	3,372	45,364
		530,704
		226,563,987
United States 0.5%
Insurance 0.3%
Willis Towers Watson plc	37,626	4,651,326
Materials 0.0%
Ball Corp.	30	2,120
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	23,933	1,858,876
Software & Services 0.1%
MercadoLibre, Inc.	6,554	1,003,287
		7,515,609
Total Common Stock
(Cost $1,375,968,866)		1,483,435,227

Preferred Stock 0.6% of net assets
Germany 0.6%
Automobiles & Components 0.0%
Bayerische Motoren Werke AG	255	18,482
Porsche Automobil Holding SE	763	39,901
Schaeffler AG	807	11,777
Volkswagen AG	914	128,594
		198,754
Capital Goods 0.1%
Jungheinrich AG	80,670	2,460,589
Health Care Equipment & Services 0.5%
Sartorius AG	91,880	7,346,459
Household & Personal Products 0.0%
Henkel AG & Co. KGaA	878	109,404
Materials 0.0%
Fuchs Petrolub SE	349	14,736
		10,129,942
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	4,119	8,604
Telecommunication Services 0.0%
Telecom Italia S.p.A. - RSP *	29,383	20,485
		29,089
Total Preferred Stock
(Cost $7,587,121)		10,159,031

Security	Number of Shares	Value ($)
Other Investment Company 4.8% of net assets
Money Market Fund 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	74,873,397	74,873,397
Total Other Investment Company
(Cost $74,873,397)		74,873,397

Rights 0.0% of net assets
Spain 0.0%
Capital Goods 0.0%
Zardoya Otis S.A. expires 08/5/16*	848	341
Total Rights
(Cost $375)		341
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.19%, 09/15/16 (b)(c)	15,000	14,996
0.23%, 09/15/16 (b)(c)	25,000	24,994
Total Short-Term Investments
(Cost $39,989)		39,990

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $1,477,898,374 and the unrealized appreciation and depreciation were $203,183,097 and ($112,573,485), respectively, with a net unrealized appreciation of $90,609,612.
At 07/31/16, the values of certain foreign securities held by the fund aggregating $1,299,429,192 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,048,598 or 0.5% of net assets.
(e)	Securities are traded on separate exchanges for the same entity.
(f)	Illiquid security. At the period end, the value of these amounted to $32,117,932 or 2.0% of net assets.
(g)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

18

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

AUD –	Australian dollar
CHF –	Swiss franc
NZD –	New Zealand dollar
SGD –	Singapore dollar
USD –	U.S. dollar
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	670	56,286,700	938,991

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation ($)
Forward Foreign Currency Exchange Contracts
12/21/2016	State Street Bank & Trust Co.	USD	1,194,106	AUD	1,578,000	(33,077)
09/21/2016	State Street Bank & Trust Co.	USD	12,205,824	CHF	11,798,000	(165,083)
10/28/2016	State Street Bank & Trust Co.	USD	18,118,205	NZD	25,184,000	(471,776)
08/01/2016	Barclays Capital, Inc.	USD	251,724	SGD	337,487	(3,229)
08/02/2016	Northern Trust Co.	USD	272,953	SGD	365,948	(1,967)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(675,132)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$322,055,025	$— *	$322,055,025
Brazil [1]	14,642,266	—	—	14,642,266
Canada [1]	89,422,150	—	—	89,422,150
China [1]	—	25,376,811	—	25,376,811
Software & Services	11,271,007	3,999,757	—	15,270,764
France [1]	—	118,789,110	—	118,789,110
Capital Goods	3,780,590	19,616,702	—	23,397,292
Germany [1]	—	51,727,783	—	51,727,783
Capital Goods	6,330,063	26,585,448	—	32,915,511
Diversified Financials	80,031	2,502,157	—	2,582,188
Hong Kong[1]	—	19,031,349	— *	19,031,349
Consumer Services	5,591,120	118,422	—	5,709,542
Telecommunication Services	20,733	3,724,465	—	3,745,198
Ireland [1]	—	15,377,706	—	15,377,706
Capital Goods	642,925	38,463	—	681,388
Consumer Services	2,009,864	46,211	—	2,056,075
Israel [1]	—	95,867	—	95,867
Pharmaceuticals, Biotechnology & Life Sciences	10,357	245,968	—	256,325
Software & Services	3,501,687	19,239	—	3,520,926
    19

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Japan [1]	$—	$233,555,771	$—	$233,555,771
Software & Services	467,189	9,504,658	—	9,971,847
Mexico [1]	14,551,201	—	—	14,551,201
Netherlands [1]	—	12,854,418	—	12,854,418
Banks	212,834	21,237	—	234,071
Capital Goods	30,376	6,314,759	—	6,345,135
Food, Beverage & Tobacco	3,821,455	149,176	—	3,970,631
Household & Personal Products	372,448	—	—	372,448
Semiconductors & Semiconductor Equipment	3,079,965	3,887,820	—	6,967,785
Peru [1]	2,474,694	—	—	2,474,694
Philippines [1]	3,208,083	—	—	3,208,083
South Africa[1]	—	4,815,422	—	4,815,422
Food & Staples Retailing	1,364,548	—	—	1,364,548
Spain [1]	—	15,462,054	—	15,462,054
Utilities	—	333,767	4,124	337,891
Sweden [1]	—	44,349,569	—	44,349,569
Capital Goods	4,227,143	20,191,397	—	24,418,540
Switzerland [1]	—	74,025,237	—	74,025,237
Capital Goods	2,272,621	7,360,675	—	9,633,296
Food, Beverage & Tobacco	70,651	1,971,271	—	2,041,922
Software & Services	430,529	3,542,056	—	3,972,585
Taiwan [1]	—	19,151,232	—	19,151,232
Semiconductors & Semiconductor Equipment	4,568,226	4,055,749	—	8,623,975
United Kingdom[1]	—	143,282,057	—	143,282,057
Capital Goods	3,464,160	50,703,935	—	54,168,095
Food, Beverage & Tobacco	40,141	11,607,483	—	11,647,624
Technology Hardware & Equipment	4,686,276	12,779,935	—	17,466,211
United States[1]	7,515,609	—	—	7,515,609
Preferred Stock[1]	—	10,159,031	—	10,159,031
Other Investment Company[1]	74,873,397	—	—	74,873,397
Rights [1]	341	—	—	341
Short-Term Investments[1]	—	39,990	—	39,990
Total	$269,034,680	$1,299,469,182	$4,124	$1,568,507,986
Other Financial Instruments
Futures Contracts[2]	$938,991	$—	$—	$938,991
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($675,132)	$—	($675,132)
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
20

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Common Stock
Australia	$58,035	$—	$1,617	$—	($59,652)	$—	$—	$—
Spain	22,567	—	(549)	3,736	(21,630)	—	—	4,124
Preferred Stock
United Kingdom	2,185	(47)	—	—	(2,138)	—	—	—
Total	$82,787	($47)	$1,068	$3,736	($83,420)	$—	$—	$4,124
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $35,828,056 and $27,499,419 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    21

Laudus MarketMasters Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
22

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL16
23

Schwab Capital Trust
Schwab Core Equity Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,869,178,918	2,159,422,617
1.2%	Other Investment Company	24,754,650	24,754,650
100.6%	Total Investments	1,893,933,568	2,184,177,267
(0.6%)	Other Assets and Liabilities, Net		(12,015,123)
100.0%	Net Assets		2,172,162,144

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.7%
Lear Corp.	328,386	37,255,392
Banks 3.9%
Bank of America Corp.	1,049,043	15,200,633
Citigroup, Inc.	1,267,600	55,533,556
Citizens Financial Group, Inc.	109,035	2,434,752
JPMorgan Chase & Co.	98,029	6,270,915
MGIC Investment Corp. *	699,480	5,029,261
		84,469,117
Capital Goods 9.2%
AECOM *	114,814	4,074,749
Allison Transmission Holdings, Inc.	479,184	13,810,083
BWX Technologies, Inc.	381,358	14,037,788
Carlisle Cos., Inc.	229,359	23,690,491
Curtiss-Wright Corp.	72,252	6,429,706
Fluor Corp.	136,331	7,296,435
Huntington Ingalls Industries, Inc.	163,912	28,287,933
Illinois Tool Works, Inc.	103,347	11,926,244
Masco Corp.	67,200	2,451,456
Northrop Grumman Corp.	39,661	8,591,762
Owens Corning	385,511	20,397,387
PACCAR, Inc.	96,062	5,664,776
Quanta Services, Inc. *	86,880	2,224,128
Spirit AeroSystems Holdings, Inc., Class A *	340,920	14,789,110
Stanley Black & Decker, Inc.	241,022	29,332,377
The Toro Co.	81,466	7,490,799
		200,495,224
Commercial & Professional Supplies 1.2%
R.R. Donnelley & Sons Co.	1,488,948	26,681,948
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.1%
Brunswick Corp.	123,264	6,116,360
Michael Kors Holdings Ltd. *	255,983	13,239,441
Whirlpool Corp.	25,520	4,909,027
		24,264,828
Consumer Services 1.1%
Darden Restaurants, Inc.	385,840	23,752,310
Diversified Financials 3.4%
Ally Financial, Inc.	771,928	13,925,581
Berkshire Hathaway, Inc., Class B *	50,570	7,295,734
Discover Financial Services	106,744	6,067,329
Federated Investors, Inc., Class B	179,651	5,671,582
Nasdaq, Inc.	91,515	6,475,601
The Bank of New York Mellon Corp.	308,764	12,165,302
Voya Financial, Inc.	909,090	23,299,977
		74,901,106
Energy 6.0%
Apache Corp.	176,550	9,268,875
Baker Hughes, Inc.	93,350	4,464,930
Chevron Corp.	195,429	20,027,564
ConocoPhillips	357,806	14,605,641
Diamond Offshore Drilling, Inc.	241,888	5,495,695
Exxon Mobil Corp.	318,323	28,314,831
Oceaneering International, Inc.	66,663	1,858,564
Patterson-UTI Energy, Inc.	269,735	5,230,162
QEP Resources, Inc.	117,636	2,140,975
RPC, Inc. *	357,906	5,186,058
Schlumberger Ltd.	54,380	4,378,678
Tesoro Corp.	26,755	2,037,393
Transocean Ltd. (a)	252,405	2,773,931
Valero Energy Corp.	450,049	23,528,562
		129,311,859
Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	675,958	49,324,655
Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	239,049	16,183,617
Campbell Soup Co.	67,080	4,177,072
Dr Pepper Snapple Group, Inc.	311,006	30,637,201
PepsiCo, Inc.	498,155	54,259,042
The JM Smucker Co.	71,080	10,957,693
Tyson Foods, Inc., Class A	245,271	18,051,946
		134,266,571
Health Care Equipment & Services 5.1%
Becton, Dickinson & Co.	75,417	13,273,392
C.R. Bard, Inc.	175,223	39,202,642

    1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cardinal Health, Inc.	171,819	14,364,068
Hologic, Inc. *	940,087	36,183,949
UnitedHealth Group, Inc.	25,979	3,720,193
WellCare Health Plans, Inc. *	44,927	4,798,203
		111,542,447
Household & Personal Products 1.8%
Kimberly-Clark Corp.	51,878	6,720,795
Spectrum Brands Holdings, Inc.	112,204	14,448,509
The Procter & Gamble Co.	202,959	17,371,261
		38,540,565
Insurance 3.0%
American Financial Group, Inc.	260,625	19,051,688
Loews Corp.	325,490	13,452,502
Reinsurance Group of America, Inc.	58,964	5,852,177
The Allstate Corp.	55,331	3,780,767
The Hanover Insurance Group, Inc.	62,947	5,183,056
The Travelers Cos., Inc.	90,083	10,469,446
Unum Group	233,383	7,797,326
		65,586,962
Materials 4.0%
Axalta Coating Systems Ltd. *	162,797	4,647,854
Berry Plastics Group, Inc. *	426,359	17,480,719
Cabot Corp.	221,898	10,804,214
Graphic Packaging Holding Co.	579,197	7,900,247
International Paper Co.	258,300	11,832,723
PolyOne Corp.	149,286	5,235,460
PPG Industries, Inc.	131,558	13,775,438
RPM International, Inc.	264,723	14,363,870
		86,040,525
Media 3.1%
AMC Networks, Inc., Class A *	205,235	11,361,810
Comcast Corp., Class A	556,442	37,420,724
Live Nation Entertainment, Inc. *	176,652	4,843,798
Omnicom Group, Inc.	102,244	8,413,659
The Interpublic Group of Cos., Inc.	254,146	5,860,607
		67,900,598
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	106,608	7,060,648
Amgen, Inc.	199,506	34,321,017
Charles River Laboratories International, Inc. *	13,369	1,175,536
Gilead Sciences, Inc.	246,917	19,622,494
Johnson & Johnson	257,250	32,215,417
Merck & Co., Inc.	1,022,085	59,955,506
Pfizer, Inc.	1,298,658	47,907,494
Thermo Fisher Scientific, Inc.	28,100	4,463,404
		206,721,516
Real Estate 4.2%
Corrections Corp. of America	165,335	5,298,987
Equity LifeStyle Properties, Inc.	183,337	15,077,635
Security	Number of Shares	Value ($)
Mid-America Apartment Communities, Inc.	53,965	5,721,369
Simon Property Group, Inc.	174,166	39,542,649
SL Green Realty Corp.	225,903	26,615,891
		92,256,531
Retailing 5.7%
Amazon.com, Inc. *	72,206	54,790,635
Best Buy Co., Inc.	313,984	10,549,862
Lowe's Cos., Inc.	549,967	45,251,285
The Home Depot, Inc.	69,696	9,634,775
Urban Outfitters, Inc. *	106,119	3,172,958
		123,399,515
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	485,694	16,931,293
Maxim Integrated Products, Inc.	247,951	10,111,442
ON Semiconductor Corp. *	680,892	6,829,347
Teradyne, Inc.	210,022	4,147,934
		38,020,016
Software & Services 13.8%
Alphabet, Inc., Class A *	61,989	49,054,375
Alphabet, Inc., Class C *	10,791	8,296,013
Check Point Software Technologies Ltd. *	20,870	1,604,485
Citrix Systems, Inc. *	145,890	13,003,176
CoreLogic, Inc. *	229,639	9,249,859
eBay, Inc. *	378,285	11,787,360
Facebook, Inc., Class A *	199,856	24,770,153
Fiserv, Inc. *	35,188	3,883,348
Genpact Ltd. *	97,307	2,604,908
Global Payments, Inc.	77,670	5,798,842
IAC/InterActiveCorp	34,771	2,015,327
International Business Machines Corp.	107,750	17,306,805
Leidos Holdings, Inc. (a)	449,964	22,502,700
Microsoft Corp.	676,023	38,316,984
Nuance Communications, Inc. *	825,183	13,260,691
Oracle Corp.	109,166	4,480,173
Synopsys, Inc. *	171,023	9,262,606
Take-Two Interactive Software, Inc. *	80,945	3,252,370
Teradata Corp. *	611,667	17,359,109
The Western Union Co.	275,344	5,506,880
Vantiv, Inc., Class A *	93,114	5,099,854
VeriSign, Inc. *	96,010	8,315,426
Xerox Corp.	2,144,515	22,088,504
		298,819,948
Technology Hardware & Equipment 3.8%
Apple, Inc.	602,237	62,759,118
Cisco Systems, Inc.	643,750	19,653,687
		82,412,805

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 1.9%
AT&T, Inc.	170,224	7,368,997
T-Mobile US, Inc. *	249,505	11,562,062
Verizon Communications, Inc.	399,438	22,132,859
		41,063,918
Transportation 0.9%
Delta Air Lines, Inc.	518,676	20,098,695
Utilities 4.7%
CenterPoint Energy, Inc.	620,190	14,834,945
Edison International	179,038	13,853,960
FirstEnergy Corp.	989,489	34,552,956
Southwest Gas Corp.	41,156	3,189,590
UGI Corp.	792,402	35,864,115
		102,295,566
Total Common Stock
(Cost $1,869,178,918)		2,159,422,617

Other Investment Company 1.2% of net assets
Securities Lending Collateral 1.2%
Wells Fargo Government Money Market Fund, Select Class 0.32% (b)	24,754,650	24,754,650

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $1,895,523,053 and the unrealized appreciation and depreciation were $334,867,137 and ($46,212,923), respectively, with a net unrealized appreciation of $288,654,214.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,008,577.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	80	8,672,800	12,646

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,159,422,617	$—	$—	$2,159,422,617
Other Investment Company[1]	24,754,650	—	—	24,754,650
Total	$2,184,177,267	$—	$—	$2,184,177,267
Other Financial Instruments
Futures Contracts[2]	$12,646	$—	$—	$12,646
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    3

Schwab Capital Trust
Schwab Dividend Equity Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,502,300,493	1,656,895,342
0.2%	Short-Term Investment	3,029,174	3,029,174
99.6%	Total Investments	1,505,329,667	1,659,924,516
0.4%	Other Assets and Liabilities, Net		6,018,966
100.0%	Net Assets		1,665,943,482

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 2.3%
Ford Motor Co.	844,125	10,686,623
Lear Corp.	241,865	27,439,584
		38,126,207
Banks 9.6%
Bank of America Corp.	1,315,859	19,066,797
Citigroup, Inc.	1,219,371	53,420,643
Citizens Financial Group, Inc.	639,658	14,283,563
Huntington Bancshares, Inc.	430,000	4,085,000
JPMorgan Chase & Co.	753,246	48,185,146
MGIC Investment Corp. *	564,698	4,060,179
Regions Financial Corp.	376,400	3,451,588
TCF Financial Corp.	625,091	8,494,987
Wells Fargo & Co.	89,446	4,290,725
		159,338,628
Capital Goods 8.6%
Allison Transmission Holdings, Inc.	651,751	18,783,464
BWX Technologies, Inc.	282,691	10,405,856
Carlisle Cos., Inc.	262,178	27,080,366
Fluor Corp.	65,301	3,494,909
General Electric Co.	266,123	8,287,070
Huntington Ingalls Industries, Inc.	116,177	20,049,827
Illinois Tool Works, Inc.	33,444	3,859,437
Jacobs Engineering Group, Inc. *	35,517	1,900,870
KBR, Inc.	813,090	11,399,522
Kennametal, Inc.	39,223	975,084
Northrop Grumman Corp.	57,097	12,368,923
Stanley Black & Decker, Inc.	179,093	21,795,618
The Timken Co.	25,389	849,262
The Toro Co.	29,052	2,671,331
		143,921,539
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 1.4%
R.R. Donnelley & Sons Co.	1,307,128	23,423,734
Consumer Durables & Apparel 0.7%
Brunswick Corp.	98,795	4,902,208
Whirlpool Corp.	34,754	6,685,279
		11,587,487
Consumer Services 1.7%
Darden Restaurants, Inc.	388,504	23,916,306
International Game Technology plc	43,937	918,283
Six Flags Entertainment Corp.	48,774	2,750,366
		27,584,955
Diversified Financials 5.8%
Ally Financial, Inc.	778,164	14,038,079
Berkshire Hathaway, Inc., Class B *	78,066	11,262,582
Discover Financial Services	281,006	15,972,381
Federated Investors, Inc., Class B	129,450	4,086,736
Interactive Brokers Group, Inc., Class A	230,639	8,035,463
Janus Capital Group, Inc.	236,862	3,576,616
Nasdaq, Inc.	149,526	10,580,460
State Street Corp.	18,691	1,229,494
The Bank of New York Mellon Corp.	144,429	5,690,503
Voya Financial, Inc.	898,634	23,031,989
		97,504,303
Energy 11.8%
Apache Corp.	130,218	6,836,445
Chevron Corp.	376,315	38,564,761
ConocoPhillips	277,854	11,342,000
Exxon Mobil Corp.	732,899	65,191,366
Murphy Oil Corp.	92,220	2,529,595
Noble Corp. plc	983,942	7,261,492
Occidental Petroleum Corp.	166,737	12,460,256
Oceaneering International, Inc.	79,729	2,222,845
Patterson-UTI Energy, Inc.	425,918	8,258,550
Rowan Cos. plc, Class A	743,424	11,329,782
Tesoro Corp.	84,335	6,422,110
Valero Energy Corp.	373,363	19,519,418
World Fuel Services Corp.	81,624	3,885,302
		195,823,922
Food & Staples Retailing 1.3%
Wal-Mart Stores, Inc.	286,307	20,891,822
Food, Beverage & Tobacco 4.3%
Bunge Ltd.	43,934	2,892,615
Dr Pepper Snapple Group, Inc.	178,495	17,583,542
PepsiCo, Inc.	286,543	31,210,263

    1

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The JM Smucker Co.	61,945	9,549,441
Tyson Foods, Inc., Class A	152,868	11,251,085
		72,486,946
Health Care Equipment & Services 5.7%
Allscripts Healthcare Solutions, Inc. *	740,376	10,454,109
AmerisourceBergen Corp.	145,761	12,417,380
Becton, Dickinson & Co.	59,020	10,387,520
C.R. Bard, Inc.	134,917	30,184,980
Cardinal Health, Inc.	230,054	19,232,514
Hologic, Inc. *	237,733	9,150,343
ResMed, Inc.	48,535	3,343,091
		95,169,937
Household & Personal Products 1.8%
Energizer Holdings, Inc.	33,689	1,735,994
Spectrum Brands Holdings, Inc.	25,663	3,304,624
The Procter & Gamble Co.	283,667	24,279,059
		29,319,677
Insurance 5.2%
Aflac, Inc.	8,330	602,092
American Financial Group, Inc.	15,905	1,162,656
Aspen Insurance Holdings Ltd.	268,030	12,318,659
Loews Corp.	152,851	6,317,332
MetLife, Inc.	117,777	5,033,789
Prudential Financial, Inc.	57,568	4,334,295
Reinsurance Group of America, Inc.	41,988	4,167,309
The Allstate Corp.	178,955	12,227,995
The Hanover Insurance Group, Inc.	84,259	6,937,886
The Travelers Cos., Inc.	256,688	29,832,279
Unum Group	101,328	3,385,368
		86,319,660
Materials 4.1%
Cabot Corp.	211,157	10,281,234
International Paper Co.	214,755	9,837,927
PPG Industries, Inc.	75,978	7,955,657
RPM International, Inc.	433,159	23,503,207
Steel Dynamics, Inc.	641,877	17,215,141
		68,793,166
Media 0.4%
AMC Networks, Inc., Class A *	66,394	3,675,572
Live Nation Entertainment, Inc. *	41,830	1,146,979
Omnicom Group, Inc.	21,980	1,808,734
		6,631,285
Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Amgen, Inc.	72,318	12,440,866
Gilead Sciences, Inc.	107,175	8,517,197
Johnson & Johnson	113,723	14,241,531
Merck & Co., Inc.	522,365	30,641,931
Pfizer, Inc.	1,294,412	47,750,859
		113,592,384
Security	Number of Shares	Value ($)
Real Estate 7.0%
AvalonBay Communities, Inc.	12,017	2,230,956
CBL & Associates Properties, Inc.	157,146	1,931,324
Communications Sales & Leasing, Inc.	80,851	2,512,849
Corporate Office Properties Trust	41,570	1,245,437
Corrections Corp. of America	166,816	5,346,453
Empire State Realty Trust, Inc., Class A	326,560	6,854,495
Equity LifeStyle Properties, Inc.	208,157	17,118,832
Essex Property Trust, Inc.	6,306	1,474,847
Healthcare Trust of America, Inc., Class A	136,124	4,635,022
Mid-America Apartment Communities, Inc.	55,341	5,867,253
Outfront Media, Inc.	31,996	744,547
Post Properties, Inc.	45,814	2,913,312
Retail Properties of America, Inc., Class A	1,032,797	18,208,211
Senior Housing Properties Trust	272,117	6,043,719
Simon Property Group, Inc.	75,684	17,183,295
SL Green Realty Corp.	193,705	22,822,323
		117,132,875
Retailing 0.6%
American Eagle Outfitters, Inc.	255,832	4,584,509
Best Buy Co., Inc.	86,813	2,916,917
Chico's FAS, Inc.	211,921	2,545,171
		10,046,597
Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	948,824	33,076,004
Maxim Integrated Products, Inc.	233,763	9,532,855
QUALCOMM, Inc.	158,634	9,927,316
		52,536,175
Software & Services 2.8%
Citrix Systems, Inc. *	56,837	5,065,882
International Business Machines Corp.	33,839	5,435,220
Leidos Holdings, Inc.	321,465	16,076,465
Nuance Communications, Inc. *	770,360	12,379,685
Take-Two Interactive Software, Inc. *	145,326	5,839,199
Xerox Corp.	258,734	2,664,960
		47,461,411
Technology Hardware & Equipment 2.4%
Arrow Electronics, Inc. *	29,595	1,967,772
Cisco Systems, Inc.	883,316	26,967,637
HP, Inc.	679,991	9,526,674
SYNNEX Corp.	8,209	825,251
		39,287,334

2

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 2.7%
AT&T, Inc.	738,474	31,968,540
Telephone & Data Systems, Inc.	49,804	1,568,328
Verizon Communications, Inc.	200,962	11,135,304
		44,672,172
Transportation 1.0%
Delta Air Lines, Inc.	417,417	16,174,909
Utilities 8.3%
CenterPoint Energy, Inc.	1,242,575	29,722,394
Edison International	32,095	2,483,511
Entergy Corp.	397,934	32,387,848
FirstEnergy Corp.	876,081	30,592,749
UGI Corp.	743,957	33,671,494
Xcel Energy, Inc.	232,156	10,210,221
		139,068,217
Total Common Stock
(Cost $1,502,300,493)		1,656,895,342
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (a)	3,029,174	3,029,174
Total Short-Term Investment
(Cost $3,029,174)		3,029,174

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $1,505,349,182 and the unrealized appreciation and depreciation were $213,424,922 and ($58,849,588), respectively, with a net unrealized appreciation of $154,575,334.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,656,895,342	$—	$—	$1,656,895,342
Short-Term Investment[1]	—	3,029,174	—	3,029,174
Total	$1,656,895,342	$3,029,174	$—	$1,659,924,516
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    3

Schwab Capital Trust
Schwab Large-Cap Growth Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	201,070,440	228,114,015
1.6%	Other Investment Company	3,774,100	3,774,100
0.4%	Short-Term Investment	820,259	820,259
101.6%	Total Investments	205,664,799	232,708,374
(1.6%)	Other Assets and Liabilities, Net		(3,713,557)
100.0%	Net Assets		228,994,817

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.7%
Lear Corp.	34,978	3,968,254
Banks 0.9%
Citigroup, Inc.	35,174	1,540,973
MGIC Investment Corp. *	24,964	179,491
Radian Group, Inc.	20,507	264,540
		1,985,004
Capital Goods 8.0%
AECOM *	7,793	276,574
Allison Transmission Holdings, Inc.	106,063	3,056,736
Babcock & Wilcox Enterprises, Inc. *	26,707	410,219
BWX Technologies, Inc.	98,986	3,643,675
Carlisle Cos., Inc.	42,242	4,363,176
HD Supply Holdings, Inc. *	24,837	898,851
Huntington Ingalls Industries, Inc.	6,382	1,101,405
Owens Corning	45,054	2,383,807
PACCAR, Inc.	6,269	369,683
Stanley Black & Decker, Inc.	3,751	456,497
The Toro Co.	13,877	1,275,990
		18,236,613
Commercial & Professional Supplies 1.4%
R.R. Donnelley & Sons Co.	177,400	3,179,008
Consumer Durables & Apparel 1.2%
Carter's, Inc.	3,654	369,968
Michael Kors Holdings Ltd. *	48,135	2,489,542
		2,859,510
Security	Number of Shares	Value ($)
Consumer Services 2.9%
Darden Restaurants, Inc.	57,752	3,555,213
Six Flags Entertainment Corp.	18,644	1,051,335
Vail Resorts, Inc.	14,508	2,075,660
		6,682,208
Diversified Financials 1.9%
Ally Financial, Inc.	77,464	1,397,450
Interactive Brokers Group, Inc., Class A	26,663	928,939
Voya Financial, Inc.	77,036	1,974,433
		4,300,822
Food & Staples Retailing 2.4%
Sysco Corp.	28,800	1,491,552
Wal-Mart Stores, Inc.	54,295	3,961,906
		5,453,458
Food, Beverage & Tobacco 7.0%
Altria Group, Inc.	17,876	1,210,205
Campbell Soup Co.	20,318	1,265,202
Dr Pepper Snapple Group, Inc.	38,465	3,789,187
PepsiCo, Inc.	66,726	7,267,796
Post Holdings, Inc. *	2,528	219,102
The JM Smucker Co.	2,780	428,565
Tyson Foods, Inc., Class A	24,896	1,832,345
		16,012,402
Health Care Equipment & Services 6.5%
Allscripts Healthcare Solutions, Inc. *	101,917	1,439,068
AmerisourceBergen Corp.	20,671	1,760,963
C.R. Bard, Inc.	18,680	4,179,276
Cardinal Health, Inc.	23,081	1,929,572
Express Scripts Holding Co. *	1,972	150,010
Hologic, Inc. *	107,179	4,125,320
UnitedHealth Group, Inc.	2,600	372,320
WellCare Health Plans, Inc. *	8,003	854,720
		14,811,249
Insurance 2.0%
American Financial Group, Inc.	35,902	2,624,436
Loews Corp.	13,243	547,333
Reinsurance Group of America, Inc.	12,017	1,192,688
Unum Group	3,132	104,640
		4,469,097
Materials 3.5%
Berry Plastics Group, Inc. *	29,546	1,211,386
Cabot Corp.	75,449	3,673,612
RPM International, Inc.	59,088	3,206,115
		8,091,113

    1

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 6.3%
AMC Networks, Inc., Class A *	27,751	1,536,295
Comcast Corp., Class A	94,926	6,383,774
Live Nation Entertainment, Inc. *	132,651	3,637,290
Omnicom Group, Inc.	31,107	2,559,795
The Interpublic Group of Cos., Inc.	18,266	421,214
		14,538,368
Pharmaceuticals, Biotechnology & Life Sciences 11.4%
AbbVie, Inc.	35,214	2,332,223
Amgen, Inc.	33,692	5,796,035
Bruker Corp.	47,594	1,186,043
Charles River Laboratories International, Inc. *	3,553	312,415
Gilead Sciences, Inc.	46,373	3,685,262
Johnson & Johnson	8,258	1,034,149
Merck & Co., Inc.	66,947	3,927,111
Myriad Genetics, Inc. *	6,512	201,742
Pfizer, Inc.	117,376	4,330,001
Thermo Fisher Scientific, Inc.	18,881	2,999,058
VWR Corp. *	8,550	267,786
		26,071,825
Real Estate 1.9%
Empire State Realty Trust, Inc., Class A	44,596	936,070
Equity LifeStyle Properties, Inc.	15,674	1,289,030
Retail Properties of America, Inc., Class A	117,951	2,079,476
		4,304,576
Retailing 8.1%
Amazon.com, Inc. *	11,257	8,541,924
American Eagle Outfitters, Inc.	14,361	257,349
Best Buy Co., Inc.	44,825	1,506,120
Lowe's Cos., Inc.	62,780	5,165,539
Target Corp.	15,333	1,155,035
The Home Depot, Inc.	13,997	1,934,945
		18,560,912
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	34,317	1,196,291
Maxim Integrated Products, Inc.	58,766	2,396,477
Teradyne, Inc.	14,885	293,979
		3,886,747
Software & Services 21.3%
Alphabet, Inc., Class A *	12,246	9,690,750
Check Point Software Technologies Ltd. *	25,248	1,941,066
Citrix Systems, Inc. *	13,954	1,243,720
CoreLogic, Inc. *	28,023	1,128,766
eBay, Inc. *	8,983	279,910
Facebook, Inc., Class A *	39,809	4,933,928
First Data Corp., Class A *	73,831	915,504
Global Payments, Inc.	18,244	1,362,097
GoDaddy, Inc., Class A *	43,967	1,315,493
International Business Machines Corp.	5,969	958,741
Security	Number of Shares	Value ($)
Leidos Holdings, Inc. (a)	76,926	3,847,069
Mentor Graphics Corp.	8,751	186,921
Microsoft Corp.	94,603	5,362,098
Nuance Communications, Inc. *	195,101	3,135,273
Rackspace Hosting, Inc. *	11,954	280,082
Sabre Corp.	6,117	178,311
salesforce.com, Inc. *	2,664	217,915
Take-Two Interactive Software, Inc. *	60,084	2,414,175
Teradata Corp. *	110,607	3,139,027
The Western Union Co.	47,845	956,900
Vantiv, Inc., Class A *	74,357	4,072,533
Xerox Corp.	115,820	1,192,946
		48,753,225
Technology Hardware & Equipment 5.6%
Apple, Inc.	98,171	10,230,400
Arrow Electronics, Inc. *	12,681	843,160
Cisco Systems, Inc.	17,126	522,857
NCR Corp. *	29,083	958,866
SYNNEX Corp.	2,744	275,854
		12,831,137
Telecommunication Services 0.9%
T-Mobile US, Inc. *	6,598	305,751
Verizon Communications, Inc.	33,574	1,860,336
		2,166,087
Transportation 1.5%
Delta Air Lines, Inc.	90,984	3,525,630
Utilities 1.5%
FirstEnergy Corp.	33,341	1,164,268
UGI Corp.	49,989	2,262,502
		3,426,770
Total Common Stock
(Cost $201,070,440)		228,114,015

Other Investment Company 1.6% of net assets
Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 0.32% (b)	3,774,100	3,774,100
Total Other Investment Company
(Cost $3,774,100)		3,774,100

2

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	820,259	820,259
Total Short-Term Investment
(Cost $820,259)		820,259

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $205,664,816 and the unrealized appreciation and depreciation were $33,318,620 and ($6,275,062), respectively, with a net unrealized appreciation of $27,043,558.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,650,730.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	9	975,690	37,109

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$228,114,015	$—	$—	$228,114,015
Other Investment Company[1]	3,774,100	—	—	3,774,100
Short-Term Investment[1]	—	820,259	—	820,259
Total	$231,888,115	$820,259	$—	$232,708,374
Other Financial Instruments
Futures Contracts[2]	$37,109	$—	$—	$37,109
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    3

Schwab Capital Trust
Schwab Small-Cap Equity Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
100.0%	Common Stock	549,253,417	606,674,730
1.1%	Other Investment Company	6,870,562	6,870,562
0.4%	Short-Term Investment	2,298,234	2,298,234
101.5%	Total Investments	558,422,213	615,843,526
(1.5%)	Other Assets and Liabilities, Net		(9,390,980)
100.0%	Net Assets		606,452,546

Security	Number of Shares	Value ($)
Common Stock 100.0% of net assets
Automobiles & Components 2.4%
American Axle & Manufacturing Holdings, Inc. *	318,529	5,545,590
Dana Holding Corp.	149,855	2,044,022
Tenneco, Inc. *	121,875	6,888,375
		14,477,987
Banks 11.1%
1st Source Corp.	35,101	1,179,745
BancFirst Corp.	13,210	866,180
CenterState Banks, Inc.	9,039	150,590
Central Pacific Financial Corp.	7,126	174,801
Community Trust Bancorp, Inc.	4,493	156,267
Enterprise Financial Services Corp.	5,349	153,837
Essent Group Ltd. *	171,109	4,099,772
Farmers Capital Bank Corp.	2,672	78,931
Federal Agricultural Mortgage Corp., Class C	112,282	4,314,997
Financial Institutions, Inc.	5,385	144,857
First Bancorp (North Carolina)	14,300	267,696
First BanCorp (Puerto Rico) *	1,274,807	5,851,364
First Citizens BancShares, Inc., Class A	4,287	1,113,677
First Community Bancshares, Inc.	27,051	620,279
First Defiance Financial Corp.	7,330	305,588
First Financial Corp.	51,845	1,985,663
First Interstate BancSystem, Inc., Class A	28,960	840,998
First Midwest Bancorp, Inc.	7,437	138,849
Great Southern Bancorp, Inc.	5,287	207,250
Great Western Bancorp, Inc.	64,627	2,143,678
Heartland Financial USA, Inc.	17,026	625,195
International Bancshares Corp.	198,793	5,450,904
MGIC Investment Corp. *	860,552	6,187,369
MidWestOne Financial Group, Inc.	2,163	62,619
Security	Number of Shares	Value ($)
NBT Bancorp, Inc.	7,853	234,176
OFG Bancorp	502,128	5,327,578
Opus Bank	436	14,074
Pacific Continental Corp.	7,304	105,762
Preferred Bank	31,993	1,045,211
Radian Group, Inc.	627,856	8,099,342
Republic Bancorp, Inc., Class A	40,136	1,196,454
Synovus Financial Corp.	33,960	1,033,742
TCF Financial Corp.	594,046	8,073,085
TriState Capital Holdings, Inc. *	21,600	308,232
Triumph Bancorp, Inc. *	34,457	601,964
United Community Banks, Inc.	187,305	3,603,748
Waterstone Financial, Inc.	34,715	544,331
		67,308,805
Capital Goods 7.2%
Altra Industrial Motion Corp.	20,400	579,360
BWX Technologies, Inc.	184,910	6,806,537
Comfort Systems USA, Inc.	61,944	1,881,859
EMCOR Group, Inc.	103,646	5,773,082
General Cable Corp.	90,913	1,339,148
Global Brass & Copper Holdings, Inc.	142,314	4,030,332
Hurco Cos., Inc.	8,368	222,840
Kadant, Inc.	20,540	1,128,468
Meritor, Inc. *	210,226	1,761,694
Moog, Inc., Class A *	32,357	1,781,900
Ply Gem Holdings, Inc. *	15,450	237,312
Regal Beloit Corp.	75,829	4,626,327
The Greenbrier Cos., Inc. (a)	105,940	3,478,010
Vectrus, Inc. *	82,432	2,567,757
Wabash National Corp. *	524,020	7,587,810
		43,802,436
Commercial & Professional Supplies 4.1%
ARC Document Solutions, Inc. *	30,710	120,997
Ennis, Inc.	189,823	3,287,734
Heidrick & Struggles International, Inc.	16,464	320,390
Quad Graphics, Inc.	309,899	7,859,039
The Brink's Co.	237,904	7,808,009
TriNet Group, Inc. *	133,304	2,891,364
TrueBlue, Inc. *	125,395	2,800,070
		25,087,603
Consumer Durables & Apparel 1.5%
CSS Industries, Inc.	11,764	309,511
Culp, Inc.	37,222	1,061,944
JAKKS Pacific, Inc. *(a)	319,725	2,947,864
Johnson Outdoors, Inc., Class A	1,616	49,207
Malibu Boats, Inc., Class A *	22,247	303,449
Movado Group, Inc.	90,469	2,043,695
NACCO Industries, Inc., Class A	2,125	119,574
Perry Ellis International, Inc. *	112,646	2,412,877
		9,248,121

    1

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 3.5%
Ascent Capital Group, Inc., Class A *	4,870	82,888
Bloomin' Brands, Inc.	374,493	6,733,384
Brinker International, Inc.	69,037	3,254,404
Capella Education Co.	19,655	1,176,745
Carrols Restaurant Group, Inc. *	100,190	1,213,301
Isle of Capri Casinos, Inc. *	157,141	2,943,251
K12, Inc. *	238,935	2,958,015
Regis Corp. *	66,892	899,029
Ruby Tuesday, Inc. *	142,609	576,140
Strayer Education, Inc. *	34,996	1,600,017
		21,437,174
Diversified Financials 3.0%
GAIN Capital Holdings, Inc.	93,629	629,187
Interactive Brokers Group, Inc., Class A	173,716	6,052,265
KCG Holdings, Inc., Class A *	367,548	5,561,001
Marlin Business Services Corp.	34,390	631,400
Nelnet, Inc., Class A	49,321	1,993,062
Regional Management Corp. *	114,472	2,152,074
World Acceptance Corp. *	25,922	1,126,570
		18,145,559
Energy 3.1%
Atwood Oceanics, Inc.	64,271	686,414
EP Energy Corp., Class A *(a)	81,763	340,952
Matrix Service Co. *	277,699	4,601,472
McDermott International, Inc. *	998,523	5,172,349
Natural Gas Services Group, Inc. *	18,205	457,128
Parker Drilling Co. *	162,528	336,433
Pioneer Energy Services Corp. *	43,745	137,797
Renewable Energy Group, Inc. *	241,178	2,351,485
RigNet, Inc. *	7,326	87,546
TETRA Technologies, Inc. *	798,394	4,798,348
		18,969,924
Food & Staples Retailing 0.9%
SpartanNash, Co.	87,838	2,766,897
SUPERVALU, Inc. *	281,323	1,372,856
Village Super Market, Inc., Class A	34,777	1,100,345
		5,240,098
Food, Beverage & Tobacco 1.9%
Dean Foods Co.	422,673	7,802,543
Farmer Brothers Co. *	71,819	2,202,689
Fresh Del Monte Produce, Inc.	3,985	226,547
Universal Corp.	19,967	1,184,243
		11,416,022
Health Care Equipment & Services 5.1%
Accuray, Inc. *	242,967	1,331,459
Allscripts Healthcare Solutions, Inc. *	421,907	5,957,327
AngioDynamics, Inc. *	19,638	325,795
Atrion Corp.	172	82,010
Cantel Medical Corp.	1,824	122,117
Civitas Solutions, Inc. *	19,759	423,435
Cross Country Healthcare, Inc. *	8,891	129,987
Security	Number of Shares	Value ($)
CryoLife, Inc.	7,332	106,827
Cynosure, Inc., Class A *	7,020	385,819
Exactech, Inc. *	14,757	398,882
Haemonetics Corp. *	165,727	5,024,843
Inogen, Inc. *	7,088	380,909
Integra LifeSciences Holdings Corp. *	16,708	1,407,983
Invacare Corp.	8,848	101,929
iRadimed Corp. *(a)	9,300	180,048
LeMaitre Vascular, Inc.	9,641	165,825
Merit Medical Systems, Inc. *	162,014	3,797,608
National HealthCare Corp.	385	24,871
Natus Medical, Inc. *	3,688	145,049
NxStage Medical, Inc. *	178,166	3,939,250
OraSure Technologies, Inc. *	30,187	205,875
Quality Systems, Inc.	112,365	1,379,842
RadNet, Inc. *	291,771	1,753,544
RTI Surgical, Inc. *	131,300	426,725
Surmodics, Inc. *	42,915	1,177,159
Triple-S Management Corp., Class B *	59,765	1,485,160
Utah Medical Products, Inc.	1,991	129,554
		30,989,832
Household & Personal Products 1.1%
HRG Group, Inc. *	236,155	3,516,348
Natural Health Trends Corp. (a)	36,578	1,228,655
Nutraceutical International Corp. *	4,270	109,483
Oil-Dri Corp. of America	5,500	205,975
USANA Health Sciences, Inc. *	13,528	1,857,665
		6,918,126
Insurance 1.9%
Ambac Financial Group, Inc. *	47,812	869,222
American Equity Investment Life Holding Co.	155,550	2,477,911
Maiden Holdings Ltd.	438,840	6,130,595
National Western Life Group, Inc., Class A	10,455	1,977,459
Selective Insurance Group, Inc.	8,276	324,088
		11,779,275
Materials 3.5%
AEP Industries, Inc.	25,706	2,068,305
Chase Corp.	8,200	496,838
Innospec, Inc.	4,801	241,346
Koppers Holdings, Inc. *	169,626	5,363,574
OMNOVA Solutions, Inc. *	316,696	2,999,111
SunCoke Energy, Inc.	67,771	517,093
Tredegar Corp.	39,941	706,956
Trinseo S.A.	143,145	7,127,189
Worthington Industries, Inc.	31,374	1,390,182
		20,910,594
Media 0.6%
New Media Investment Group, Inc.	133,488	2,357,398
Sinclair Broadcast Group, Inc., Class A	36,226	1,007,808
		3,365,206

2

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 11.6%
Acorda Therapeutics, Inc. *	164,582	4,160,633
AMAG Pharmaceuticals, Inc. *	120,616	3,199,942
Amphastar Pharmaceuticals, Inc. *	19,767	319,830
BioSpecifics Technologies Corp. *	36,710	1,486,755
Catalent, Inc. *	187,569	4,790,512
Cepheid *	76,994	2,720,198
Concert Pharmaceuticals, Inc. *	17,504	201,121
Depomed, Inc. *	77,740	1,474,728
Emergent BioSolutions, Inc. *	221,176	7,385,067
Five Prime Therapeutics, Inc. *	11,993	607,925
Genomic Health, Inc. *	27,180	789,035
Geron Corp. *(a)	45,839	122,849
Heska Corp. *	8,326	354,271
Horizon Pharma plc *	46,477	896,541
Impax Laboratories, Inc. *	74,668	2,346,069
INC Research Holdings, Inc., Class A *	133,790	5,954,993
Ironwood Pharmaceuticals, Inc. *	9,985	141,088
Lexicon Pharmaceuticals, Inc. *	9,368	152,886
Ligand Pharmaceuticals, Inc. *	10,482	1,413,812
Momenta Pharmaceuticals, Inc. *	63,393	713,805
Myriad Genetics, Inc. *	198,952	6,163,533
PAREXEL International Corp. *	29,487	1,971,206
PDL BioPharma, Inc.	396,033	1,394,036
Phibro Animal Health Corp., Class A	118,344	2,441,437
Prestige Brands Holdings, Inc. *	118,110	6,318,885
Repligen Corp. *	53,935	1,542,541
SciClone Pharmaceuticals, Inc. *	221,102	2,334,837
Spectrum Pharmaceuticals, Inc. *	669,218	4,597,528
Sucampo Pharmaceuticals, Inc., Class A *	117,155	1,376,571
Vanda Pharmaceuticals, Inc. *	238,535	2,719,299
		70,091,933
Real Estate 8.8%
Alexander's, Inc.	1,967	844,374
CBL & Associates Properties, Inc.	4,922	60,491
CorEnergy Infrastructure Trust, Inc.	4,881	143,599
CoreSite Realty Corp.	92,437	7,628,826
Corporate Office Properties Trust	20,826	623,947
CyrusOne, Inc.	100,009	5,482,493
Empire State Realty Trust, Inc., Class A	363,118	7,621,847
First Industrial Realty Trust, Inc.	177,498	5,230,866
Mack-Cali Realty Corp.	290,694	8,197,571
Monmouth Real Estate Investment Corp.	43,697	603,893
PS Business Parks, Inc.	1,810	200,711
RE/MAX Holdings, Inc., Class A	134,078	5,808,259
Saul Centers, Inc.	53,832	3,615,895
Summit Hotel Properties, Inc.	314,387	4,458,008
WP Glimcher, Inc.	220,143	2,791,413
		53,312,193
Retailing 4.5%
Chico's FAS, Inc.	172,471	2,071,377
Citi Trends, Inc.	25,587	426,791
Express, Inc. *	299,566	4,481,507
Francesca's Holdings Corp. *	138,714	1,763,055
FTD Cos., Inc. *	82,804	2,095,769
GameStop Corp., Class A	103,440	3,201,468
Security	Number of Shares	Value ($)
Kirkland's, Inc. *	76,961	1,172,886
Outerwall, Inc. (a)	124,667	6,564,964
Rent-A-Center, Inc.	353,302	3,815,662
The Children's Place, Inc.	16,228	1,356,336
Tilly's, Inc., Class A *	48,697	277,086
		27,226,901
Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries, Inc. *	171,100	6,967,192
Cohu, Inc.	70,734	746,951
FormFactor, Inc. *	56,382	527,172
IXYS Corp.	107,621	1,177,374
MaxLinear, Inc., Class A *	6,398	139,540
Photronics, Inc. *	335,480	3,240,737
Tessera Technologies, Inc.	111,031	3,568,536
		16,367,502
Software & Services 10.3%
ACI Worldwide, Inc. *	40,528	802,860
Carbonite, Inc. *	6,538	71,983
Cardtronics plc, Class A *	37,490	1,649,185
Cornerstone OnDemand, Inc. *	25,255	1,090,763
CSG Systems International, Inc.	21,801	877,708
DHI Group, Inc. *	341,856	2,492,130
EarthLink Holdings Corp.	835,025	5,661,470
Endurance International Group Holdings, Inc. *	271,247	2,435,798
Epiq Systems, Inc.	65,465	1,069,698
EVERTEC, Inc.	165,532	2,847,150
Fleetmatics Group plc *	91,543	3,932,687
GoDaddy, Inc., Class A *	140,077	4,191,104
Intralinks Holdings, Inc. *	189,040	1,315,718
j2 Global, Inc.	72,427	4,841,021
Mentor Graphics Corp.	56,481	1,206,434
MicroStrategy, Inc., Class A *	23,567	4,121,633
Monster Worldwide, Inc. *	318,236	805,137
NeuStar, Inc., Class A *	207,039	5,215,312
Pegasystems, Inc.	131,255	3,662,015
Progress Software Corp. *	188,100	5,466,186
RealPage, Inc. *	18,960	476,844
Sykes Enterprises, Inc. *	13	399
Take-Two Interactive Software, Inc. *	43,260	1,738,187
Web.com Group, Inc. *	269,618	5,084,996
XO Group, Inc. *	17,852	325,442
Zix Corp. *	214,133	869,380
		62,251,240
Technology Hardware & Equipment 4.8%
Bel Fuse, Inc., Class B	75,455	1,546,073
Black Box Corp.	34,670	473,246
Ciena Corp. *	34,167	655,665
Cray, Inc. *	107,304	3,386,514
Eastman Kodak Co. *	21,377	362,126
Extreme Networks, Inc. *	555,826	2,162,163
Insight Enterprises, Inc. *	271,684	7,226,794
Ixia *	108,864	1,251,936
Methode Electronics, Inc.	2,429	85,088
NETGEAR, Inc. *	159,129	8,184,005
Sanmina Corp. *	53,051	1,344,312

    3

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SYNNEX Corp.	11,726	1,178,815
TTM Technologies, Inc. *	136,641	1,359,578
		29,216,315
Telecommunication Services 1.7%
FairPoint Communications, Inc. *	177,265	2,869,920
General Communication, Inc., Class A *	228,445	3,515,769
Hawaiian Telcom Holdco, Inc. *	24,915	553,113
IDT Corp., Class B	166,562	2,541,736
Spok Holdings, Inc.	38,190	705,751
Vonage Holdings Corp. *	60,400	358,172
		10,544,461
Transportation 2.6%
Air Transport Services Group, Inc. *	83,814	1,213,627
ArcBest Corp.	33,941	635,036
Hawaiian Holdings, Inc. *	166,021	7,558,936
Park-Ohio Holdings Corp.	17,497	521,061
SkyWest, Inc.	81,900	2,356,263
YRC Worldwide, Inc. *	308,344	3,660,043
		15,944,966
Utilities 2.1%
Atlantic Power Corp.	695,692	1,753,144
Consolidated Water Co., Ltd.	16,109	216,344
Dynegy, Inc. *	168,818	2,554,216
NRG Yield, Inc., Class A	85,353	1,466,364
Southwest Gas Corp.	81,640	6,327,100
Spark Energy, Inc., Class A	12,315	305,289
		12,622,457
Total Common Stock
(Cost $549,253,417)		606,674,730

Other Investment Company 1.1% of net assets
Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 0.32% (b)	6,870,562	6,870,562
Total Other Investment Company
(Cost $6,870,562)		6,870,562
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	2,298,234	2,298,234
Total Short-Term Investment
(Cost $2,298,234)		2,298,234

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $558,840,174 and the unrealized appreciation and depreciation were $93,812,375 and ($36,809,023), respectively, with a net unrealized appreciation of $57,003,352.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,865,284.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/16/16	43	5,233,100	300,145

4

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$606,674,730	$—	$—	$606,674,730
Other Investment Company[1]	6,870,562	—	—	6,870,562
Short-Term Investment[1]	—	2,298,234	—	2,298,234
Total	$613,545,292	$2,298,234	$—	$615,843,526
Other Financial Instruments
Futures Contracts[2]	$300,145	$—	$—	$300,145
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    5

Schwab Capital Trust
Schwab Hedged Equity Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
100.0%	Common Stock	183,744,283	199,408,553
100.0%	Total Investments	183,744,283	199,408,553
(41.9%)	Short Sales	(83,364,351)	(83,514,366)
41.9%	Other Assets and Liabilities, Net		83,454,330
100.0%	Net Assets		199,348,517

Security	Number of Shares	Value ($)
Common Stock 100.0% of net assets
Automobiles & Components 2.2%
American Axle & Manufacturing Holdings, Inc. *(a)	76,311	1,328,574
Dana Holding Corp. (a)	60,393	823,761
Ford Motor Co.	46,604	590,007
Lear Corp.	8,488	962,964
Tenneco, Inc. *	11,710	661,849
		4,367,155
Banks 8.7%
Bank of America Corp. (a)	351,430	5,092,221
Citigroup, Inc. (a)	94,361	4,133,955
Citizens Financial Group, Inc.	22,034	492,019
Fifth Third Bancorp	12,014	228,026
MGIC Investment Corp. *	158,548	1,139,960
Radian Group, Inc. (a)	259,068	3,341,977
Regions Financial Corp. (a)	239,500	2,196,215
The PNC Financial Services Group, Inc. (a)	8,980	742,197
		17,366,570
Capital Goods 6.4%
Allison Transmission Holdings, Inc.	67,679	1,950,509
Babcock & Wilcox Enterprises, Inc. *	24,000	368,640
Briggs & Stratton Corp.	25,748	585,252
EnerSys	15,603	972,847
Huntington Ingalls Industries, Inc. (a)	19,529	3,370,315
Masonite International Corp. *	8,659	604,658
Ply Gem Holdings, Inc. *	64,533	991,227
Regal Beloit Corp.	11,624	709,180
Spirit AeroSystems Holdings, Inc., Class A *(a)	74,449	3,229,598
		12,782,226
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 2.9%
ManpowerGroup, Inc.	8,560	594,064
R.R. Donnelley & Sons Co. (a)	211,444	3,789,076
The Brink's Co. (a)	41,218	1,352,775
		5,735,915
Consumer Durables & Apparel 2.2%
Michael Kors Holdings Ltd. *	11,574	598,607
Smith & Wesson Holding Corp. *(a)	126,204	3,716,708
		4,315,315
Consumer Services 1.5%
Bloomin' Brands, Inc. (a)	72,339	1,300,655
Darden Restaurants, Inc. (a)	11,832	728,378
Houghton Mifflin Harcourt Co. *	6,678	113,192
International Game Technology plc	19,414	405,753
Six Flags Entertainment Corp.	7,793	439,447
		2,987,425
Diversified Financials 2.8%
Ally Financial, Inc.	69,577	1,255,169
Interactive Brokers Group, Inc., Class A (a)	39,333	1,370,362
Voya Financial, Inc. (a)	116,685	2,990,636
		5,616,167
Energy 7.1%
Apache Corp.	57,403	3,013,657
Marathon Petroleum Corp.	12,616	496,944
ONEOK, Inc.	20,397	913,582
QEP Resources, Inc.	63,512	1,155,918
Rowan Cos. plc, Class A	51,544	785,531
Tesoro Corp.	30,344	2,310,696
Valero Energy Corp. (a)	53,258	2,784,328
World Fuel Services Corp. (a)	56,662	2,697,111
		14,157,767
Food & Staples Retailing 0.7%
SpartanNash, Co.	27,956	880,614
SUPERVALU, Inc. *	108,164	527,840
		1,408,454
Food, Beverage & Tobacco 2.6%
Dean Foods Co. (a)	211,253	3,899,730
Dr Pepper Snapple Group, Inc. (a)	12,752	1,256,200
		5,155,930
Health Care Equipment & Services 6.3%
Allscripts Healthcare Solutions, Inc. *	14,163	199,981
AmerisourceBergen Corp. (a)	12,693	1,081,317

    1

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
C.R. Bard, Inc. (a)	17,007	3,804,976
Cardinal Health, Inc. (a)	46,225	3,864,410
Hologic, Inc. *	27,581	1,061,593
McKesson Corp. (a)	4,051	788,162
Owens & Minor, Inc.	19,293	688,953
ResMed, Inc.	10,377	714,768
Tenet Healthcare Corp. *	12,693	388,533
		12,592,693
Household & Personal Products 2.6%
Herbalife Ltd. *	16,806	1,142,976
HRG Group, Inc. *	272,316	4,054,785
		5,197,761
Insurance 1.3%
Aspen Insurance Holdings Ltd.	22,884	1,051,748
Loews Corp.	38,481	1,590,420
		2,642,168
Materials 6.6%
Axalta Coating Systems Ltd. *	34,890	996,110
Berry Plastics Group, Inc. *	10,100	414,100
Cabot Corp.	20,228	984,901
Chemtura Corp. *	1,152	32,360
Graphic Packaging Holding Co.	73,382	1,000,930
H.B. Fuller Co. (a)	25,571	1,190,586
Kaiser Aluminum Corp.	7,042	583,430
Nucor Corp.	43,861	2,352,704
Steel Dynamics, Inc. (a)	50,087	1,343,333
Stepan Co. (a)	12,235	786,833
Trinseo S.A.	53,943	2,685,822
Worthington Industries, Inc.	16,269	720,879
		13,091,988
Media 0.7%
Comcast Corp., Class A	11,197	752,998
Live Nation Entertainment, Inc. *	22,919	628,439
		1,381,437
Pharmaceuticals, Biotechnology & Life Sciences 13.5%
AbbVie, Inc.	54,531	3,611,588
Amgen, Inc. (a)	28,707	4,938,465
Biogen, Inc. *	1,556	451,131
Celgene Corp. *(a)	9,869	1,107,203
Emergent BioSolutions, Inc. *	80,230	2,678,880
Five Prime Therapeutics, Inc. *	13,999	709,609
Gilead Sciences, Inc. (a)	48,338	3,841,421
INC Research Holdings, Inc., Class A *	47,343	2,107,237
Johnson & Johnson	5,255	658,084
Lexicon Pharmaceuticals, Inc. *	45,913	749,300
Merck & Co., Inc. (a)	71,733	4,207,858
Myriad Genetics, Inc. *	20,411	632,333
Pfizer, Inc.	31,320	1,155,395
		26,848,504
Security	Number of Shares	Value ($)
Real Estate 2.0%
Alexander's, Inc.	1,926	826,774
CoreSite Realty Corp.	5,418	447,147
Empire State Realty Trust, Inc., Class A (a)	66,946	1,405,196
Essex Property Trust, Inc.	61	14,267
First Industrial Realty Trust, Inc. (a)	23,193	683,498
Simon Property Group, Inc. (a)	2,696	612,100
		3,988,982
Retailing 6.9%
Amazon.com, Inc. *(a)	7,831	5,942,241
Best Buy Co., Inc.	11,242	377,731
Express, Inc. *	51,327	767,852
GameStop Corp., Class A	16,043	496,531
Lowe's Cos., Inc. (a)	45,386	3,734,360
Rent-A-Center, Inc.	121,412	1,311,250
Shutterfly, Inc. *	19,795	1,052,896
The Children's Place, Inc.	807	67,449
		13,750,310
Semiconductors & Semiconductor Equipment 1.4%
ON Semiconductor Corp. *	105,649	1,059,659
Synaptics, Inc. *	3,919	203,592
Teradyne, Inc. (a)	70,528	1,392,928
Tessera Technologies, Inc.	4,169	133,992
		2,790,171
Software & Services 8.5%
Citrix Systems, Inc. *	1,083	96,528
CSG Systems International, Inc.	4,702	189,303
Endurance International Group Holdings, Inc. *	95,610	858,578
GoDaddy, Inc., Class A *	27,789	831,447
IAC/InterActiveCorp	8,463	490,516
Leidos Holdings, Inc. (a)	39,128	1,956,791
Microsoft Corp.	15,562	882,054
MicroStrategy, Inc., Class A *	2,678	468,355
NeuStar, Inc., Class A *	5,355	134,893
Nuance Communications, Inc. *	199,906	3,212,489
Progress Software Corp. *	19,481	566,118
Rackspace Hosting, Inc. *	42,454	994,697
Take-Two Interactive Software, Inc. *	39,869	1,601,936
Teradata Corp. *	132,607	3,763,387
Web.com Group, Inc. *	44,592	841,005
		16,888,097
Technology Hardware & Equipment 7.2%
Apple, Inc. (a)	32,720	3,409,751
Arrow Electronics, Inc. *	13,625	905,926
Benchmark Electronics, Inc. *	63,282	1,483,330
Ciena Corp. *	10,565	202,742
Cray, Inc. *	31,846	1,005,060
Insight Enterprises, Inc. *	44,294	1,178,221
Ixia *	32,636	375,314
NCR Corp. *(a)	94,197	3,105,675
NETGEAR, Inc. *	7,126	366,490

2

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SYNNEX Corp.	18,129	1,822,509
Tech Data Corp. *	6,856	534,288
		14,389,306
Telecommunication Services 0.9%
T-Mobile US, Inc. *	6,321	292,915
Telephone & Data Systems, Inc. (a)	48,345	1,522,384
		1,815,299
Transportation 3.3%
Delta Air Lines, Inc. (a)	71,018	2,751,948
Hawaiian Holdings, Inc. *	43,272	1,970,174
JetBlue Airways Corp. *	86,553	1,586,516
Southwest Airlines Co.	10,567	391,085
		6,699,723
Utilities 1.7%
Entergy Corp. (a)	8,863	721,360
FirstEnergy Corp.	60,220	2,102,882
UGI Corp.	13,587	614,948
		3,439,190
Total Common Stock
(Cost $183,744,283)		199,408,553

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $184,245,816 and the unrealized appreciation and depreciation were $25,064,236 and ($9,901,499), respectively, with a net unrealized appreciation of $15,162,737.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
    3

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at 07/31/16.

Security	Number of Shares	Value ($)
Short Sales 41.9% of net assets
Automobiles & Components (2.1%)
Dorman Products, Inc. *	24,359	(1,551,668)
Harley-Davidson, Inc.	16,885	(893,554)
Tesla Motors, Inc. *	7,278	(1,708,802)
		(4,154,024)
Banks (1.3%)
Ameris Bancorp	35,068	(1,162,855)
Eagle Bancorp, Inc. *	13,095	(675,047)
Hilltop Holdings, Inc. *	18,032	(392,737)
Texas Capital Bancshares, Inc. *	7,486	(363,371)
Yadkin Financial Corp.	3,458	(87,107)
		(2,681,117)
Capital Goods (2.2%)
Air Lease Corp.	52,846	(1,522,493)
Dycom Industries, Inc. *	12,963	(1,219,170)
Proto Labs, Inc. *	22,580	(1,242,803)
Trex Co., Inc. *	2,118	(102,723)
Triumph Group, Inc.	7,402	(228,204)
		(4,315,393)
Commercial & Professional Supplies (1.3%)
Copart, Inc. *	372	(18,764)
MSA Safety, Inc.	18,768	(1,048,756)
Verisk Analytics, Inc. *	18,862	(1,608,551)
		(2,676,071)
Consumer Durables & Apparel (0.6%)
Under Armour, Inc., Class A *	31,870	(1,257,590)
Consumer Services (1.8%)
Chipotle Mexican Grill, Inc. *	2,815	(1,193,532)
Dunkin' Brands Group, Inc.	15,452	(700,130)
Interval Leisure Group, Inc.	11,248	(202,239)
Wynn Resorts Ltd.	16,040	(1,571,118)
		(3,667,019)
Diversified Financials (0.6%)
Financial Engines, Inc.	27,349	(721,740)
Stifel Financial Corp. *	8,245	(291,461)
Virtus Investment Partners, Inc.	1,291	(108,818)
		(1,122,019)
Energy (3.5%)
Cheniere Energy, Inc. *	69,579	(2,910,490)
Cobalt International Energy, Inc. *	246,862	(367,824)
Golar LNG Ltd.	113,930	(1,932,253)
Security	Number of Shares	Value ($)
RSP Permian, Inc. *	41,721	(1,499,870)
US Silica Holdings, Inc.	8,077	(278,414)
		(6,988,851)
Food, Beverage & Tobacco (1.4%)
Monster Beverage Corp. *	17,558	(2,820,341)
Health Care Equipment & Services (3.1%)
Acadia Healthcare Co., Inc. *	27,641	(1,561,716)
Centene Corp. *	7,281	(513,675)
DexCom, Inc. *	2,275	(209,823)
Nevro Corp. *	26,925	(2,226,698)
Team Health Holdings, Inc. *	28,643	(1,169,780)
Wright Medical Group N.V. *	26,360	(578,075)
		(6,259,767)
Insurance (1.8%)
Mercury General Corp.	3,606	(199,664)
RLI Corp.	33,991	(2,317,167)
White Mountains Insurance Group Ltd.	807	(662,805)
Willis Towers Watson plc	3,078	(380,502)
		(3,560,138)
Materials (5.8%)
Albemarle Corp.	19,573	(1,647,460)
Allegheny Technologies, Inc.	15,962	(284,283)
CF Industries Holdings, Inc.	1,271	(31,368)
Compass Minerals International, Inc.	24,364	(1,695,491)
FMC Corp.	32,310	(1,536,017)
Martin Marietta Materials, Inc.	14,924	(3,024,349)
Royal Gold, Inc.	8,863	(749,278)
Southern Copper Corp.	64,673	(1,680,851)
Stillwater Mining Co. *	41,638	(637,062)
WestRock Co.	4,597	(197,257)
		(11,483,416)
Media (0.2%)
Liberty Broadband Corp., Class A *	1,999	(125,557)
Loral Space & Communications, Inc. *	5,400	(189,702)
		(315,259)
Pharmaceuticals, Biotechnology & Life Sciences (4.8%)
ACADIA Pharmaceuticals, Inc. *	65,579	(2,429,046)
Agios Pharmaceuticals, Inc. *	2,427	(109,773)
Exact Sciences Corp. *	22,725	(394,961)
Illumina, Inc. *	4,222	(702,330)
Intercept Pharmaceuticals, Inc. *	15,525	(2,686,291)
TESARO, Inc. *	4,455	(415,384)
The Medicines Co. *	27,392	(1,071,301)
TherapeuticsMD, Inc. *	40,758	(316,690)
Ultragenyx Pharmaceutical, Inc. *	22,841	(1,445,378)
		(9,571,154)

4

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate (0.9%)
Acadia Realty Trust	28,230	(1,063,142)
Extra Space Storage, Inc.	4,422	(380,380)
Sun Communities, Inc.	3,633	(287,552)
		(1,731,074)
Retailing (3.4%)
Advance Auto Parts, Inc.	2,825	(479,854)
AutoNation, Inc. *	10,176	(542,890)
Cabela's, Inc. *	6,279	(324,185)
CarMax, Inc. *	20,566	(1,198,175)
Dollar Tree, Inc. *	19,955	(1,921,467)
Five Below, Inc. *	7,880	(401,959)
Netflix, Inc. *	11,080	(1,011,050)
Restoration Hardware Holdings, Inc. *	16,263	(501,063)
Tractor Supply Co.	5,094	(466,865)
		(6,847,508)
Semiconductors & Semiconductor Equipment (0.9%)
Cypress Semiconductor Corp.	51,309	(597,237)
MACOM Technology Solutions Holdings, Inc. *	9,611	(379,730)
Qorvo, Inc. *	9,760	(617,125)
SunPower Corp. *	11,350	(165,483)
		(1,759,575)
Software & Services (3.2%)
Benefitfocus, Inc. *	8,494	(365,242)
Envestnet, Inc. *	4,966	(189,552)
EPAM Systems, Inc. *	3,043	(213,740)
Globant S.A. *	15,687	(661,835)
GrubHub, Inc. *	12,272	(465,354)
Splunk, Inc. *	20,105	(1,257,367)
Security	Number of Shares	Value ($)
Tableau Software, Inc., Class A *	27,612	(1,560,354)
Workday, Inc., Class A *	516	(43,003)
Yelp, Inc. *	9,170	(294,999)
Zendesk, Inc. *	2,966	(89,692)
Zillow Group, Inc., Class A *	30,761	(1,212,291)
		(6,353,429)
Technology Hardware & Equipment (0.9%)
Arista Networks, Inc. *	5,886	(419,495)
Keysight Technologies, Inc. *	2,452	(71,697)
Super Micro Computer, Inc. *	42,642	(918,935)
ViaSat, Inc. *	5,710	(421,569)
		(1,831,696)
Telecommunication Services (0.1%)
Globalstar, Inc. *	45,991	(54,729)
Level 3 Communications, Inc. *	3,729	(188,688)
		(243,417)
Transportation (0.7%)
Spirit Airlines, Inc. *	19,673	(841,021)
XPO Logistics, Inc. *	17,203	(509,553)
		(1,350,574)
Utilities (1.3%)
WEC Energy Group, Inc.	38,899	(2,524,934)
Total Short Sales
(Proceeds $83,364,351)		(83,514,366)

End of Short Sale Positions.

*	Non-income producing security.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$199,408,553	$—	$—	$199,408,553
Total	$199,408,553	$—	$—	$199,408,553
Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($83,514,366)	$—	$—	($83,514,366)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    5

Schwab Capital Trust
Schwab Financial Services Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
0.0%	Total Investments	—	—
100.0%	Other Assets and Liabilities, Net		56,982,736
100.0%	Net Assets		56,982,736

End of Investments.

No investments held at July 31, 2016. Please refer to the Subsequent Events note at the end of the Notes to Portfolio Holdings for additional information.
    1

Schwab Capital Trust
Schwab Health Care Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	771,899,648	996,018,674
0.7%	Other Investment Company	7,324,336	7,324,336
0.2%	Short-Term Investment	2,204,278	2,204,278
100.7%	Total Investments	781,428,262	1,005,547,288
(0.7%)	Other Assets and Liabilities, Net		(7,249,494)
100.0%	Net Assets		998,297,794

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Australia 1.7%
Health Care Equipment & Services 1.7%
Cochlear Ltd.	171,055	17,281,887
Denmark 0.6%
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Genmab A/S *	14,100	2,556,454
Novo Nordisk A/S, Class B	63,000	3,582,576
		6,139,030
Finland 1.4%
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Orion Oyj, Class B	333,039	13,643,819
France 1.3%
Health Care Equipment & Services 0.1%
Sartorius Stedim Biotech	6,669	473,680
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Sanofi	145,277	12,373,719
		12,847,399
Germany 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
STADA Arzneimittel AG	30,020	1,620,444
Hong Kong 0.6%
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Sino Biopharmaceutical Ltd.	8,254,300	5,529,947
Security	Number of Shares	Value ($)
Ireland 5.4%
Health Care Equipment & Services 2.1%
Medtronic plc	242,065	21,212,156
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Allergan plc *	82,561	20,883,805
Jazz Pharmaceuticals plc *	69,500	10,492,415
Mallinckrodt plc *	24,900	1,676,766
		33,052,986
		54,265,142
Israel 2.0%
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Taro Pharmaceutical Industries Ltd. *(a)	52,400	7,333,904
Teva Pharmaceutical Industries Ltd.	229,385	12,554,823
		19,888,727
Italy 1.4%
Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	13,636	858,633
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Recordati S.p.A.	391,635	12,710,750
		13,569,383
Japan 2.2%
Health Care Equipment & Services 1.2%
Hoya Corp.	308,800	10,956,481
Toho Holdings Co., Ltd.	68,400	1,534,919
		12,491,400
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	237,700	3,960,492
Shionogi & Co., Ltd.	113,100	5,866,250
		9,826,742
		22,318,142
Malaysia 0.2%
Health Care Equipment & Services 0.2%
Top Glove Corp. Berhad	2,340,100	2,466,289
New Zealand 0.3%
Health Care Equipment & Services 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	436,877	3,312,445
Sweden 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Vitrolife AB	8,786	501,060

    1

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Switzerland 7.3%
Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Actelion Ltd. - Reg'd *	113,800	20,157,584
Lonza Group AG - Reg'd *	119,000	22,410,116
Novartis AG - Reg'd	10,592	878,534
Roche Holding AG	116,288	29,684,600
		73,130,834
Taiwan 0.8%
Health Care Equipment & Services 0.8%
St. Shine Optical Co., Ltd.	330,000	7,989,379
United Kingdom 2.0%
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
GlaxoSmithKline plc	500,900	11,186,609
Shire plc	137,642	8,892,006
		20,078,615
United States 72.3%
Health Care Equipment & Services 21.4%
Abbott Laboratories	220,361	9,861,155
Allscripts Healthcare Solutions, Inc. *	537,800	7,593,736
Amedisys, Inc. *	28,485	1,525,372
AmerisourceBergen Corp.	89,666	7,638,647
Becton, Dickinson & Co.	116,600	20,521,600
Boston Scientific Corp. *	197,300	4,790,444
C.R. Bard, Inc.	101,600	22,730,968
Cardinal Health, Inc.	65,800	5,500,880
Edwards Lifesciences Corp. *	37,400	4,283,048
Express Scripts Holding Co. *	313,860	23,875,330
Haemonetics Corp. *	66,428	2,014,097
HCA Holdings, Inc. *	71,700	5,530,221
Hill-Rom Holdings, Inc.	38,700	2,067,741
Hologic, Inc. *	598,567	23,038,844
Humana, Inc.	28,199	4,865,737
IDEXX Laboratories, Inc. *	21,100	1,978,969
Intuitive Surgical, Inc. *	7,900	5,496,504
Magellan Health, Inc. *	59,137	4,049,110
Meridian Bioscience, Inc.	248,500	4,810,960
Merit Medical Systems, Inc. *	48,230	1,130,511
Molina Healthcare, Inc. *	21,560	1,224,824
NxStage Medical, Inc. *	49,955	1,104,505
Owens & Minor, Inc.	70,900	2,531,839
RadNet, Inc. *	102,700	617,227
ResMed, Inc.	67,000	4,614,960
Teleflex, Inc.	18,543	3,343,488
UnitedHealth Group, Inc.	186,391	26,691,191
WellCare Health Plans, Inc. *	95,576	10,207,517
		213,639,425
Pharmaceuticals, Biotechnology & Life Sciences 50.9%
AbbVie, Inc.	312,526	20,698,597
Acorda Therapeutics, Inc. *	207,842	5,254,246
Agilent Technologies, Inc.	422,300	20,316,853
AMAG Pharmaceuticals, Inc. *	184,900	4,905,397
Amgen, Inc.	319,511	54,965,477
Biogen, Inc. *	53,864	15,616,790
Bristol-Myers Squibb Co.	46,134	3,451,285
Security	Number of Shares	Value ($)
Celgene Corp. *	266,906	29,944,184
Charles River Laboratories International, Inc. *	243,592	21,419,045
Depomed, Inc. *	310,481	5,889,825
Eli Lilly & Co.	78,562	6,512,004
Emergent BioSolutions, Inc. *	323,000	10,784,970
Five Prime Therapeutics, Inc. *	67,200	3,406,368
Genomic Health, Inc. *	53,333	1,548,257
Gilead Sciences, Inc.	582,135	46,262,268
INC Research Holdings, Inc., Class A *	58,300	2,594,933
Johnson & Johnson	612,902	76,753,717
Lexicon Pharmaceuticals, Inc. *(a)	85,300	1,392,096
Ligand Pharmaceuticals, Inc. *	10,900	1,470,192
Luminex Corp. *	102,100	2,188,003
Merck & Co., Inc.	906,060	53,149,480
PerkinElmer, Inc.	62,295	3,545,831
Pfizer, Inc.	1,768,200	65,228,898
Prestige Brands Holdings, Inc. *	275,301	14,728,604
Repligen Corp. *	13,500	386,100
SciClone Pharmaceuticals, Inc. *	81,363	859,193
Spectrum Pharmaceuticals, Inc. *	90,700	623,109
Thermo Fisher Scientific, Inc.	150,450	23,897,478
Zoetis, Inc.	198,207	10,003,507
		507,796,707
		721,436,132
Total Common Stock
(Cost $771,899,648)		996,018,674

Other Investment Company 0.7% of net assets
United States 0.7%
Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.32% (b)	7,324,336	7,324,336
Total Other Investment Company
(Cost $7,324,336)		7,324,336
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 08/01/16 (c)	2,204,278	2,204,278
Total Short-Term Investment
(Cost $2,204,278)		2,204,278

End of Investments.

2

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

At 07/31/16, the tax basis cost of the fund's investments was $782,197,920 and the unrealized appreciation and depreciation were $240,859,509 and ($17,510,141), respectively, with a net unrealized appreciation of $223,349,368.
At 07/31/16, the values of certain foreign securities held by the fund aggregating $210,016,147 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,165,498.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Reg'd –	Registered

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$778,668,623	$—	$—	$778,668,623
Australia [1]	—	17,281,887	—	17,281,887
Denmark [1]	—	6,139,030	—	6,139,030
Finland [1]	—	13,643,819	—	13,643,819
France [1]	—	12,847,399	—	12,847,399
Germany [1]	—	1,620,444	—	1,620,444
Hong Kong[1]	—	5,529,947	—	5,529,947
Israel
Pharmaceuticals, Biotechnology & Life Sciences	7,333,904	12,554,823	—	19,888,727
Italy [1]	—	13,569,383	—	13,569,383
Japan [1]	—	22,318,142	—	22,318,142
New Zealand[1]	—	3,312,445	—	3,312,445
Switzerland [1]	—	73,130,834	—	73,130,834
Taiwan [1]	—	7,989,379	—	7,989,379
United Kingdom[1]	—	20,078,615	—	20,078,615
Other Investment Company[1]	7,324,336	—	—	7,324,336
Short-Term Investment[1]	—	2,204,278	—	2,204,278
Total	$793,326,863	$212,220,425	$—	$1,005,547,288
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    3

Schwab Capital Trust
Schwab® International Core Equity Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	722,408,049	742,508,034
0.7%	Other Investment Company	5,381,030	5,381,030
100.1%	Total Investments	727,789,079	747,889,064
(0.1%)	Other Assets and Liabilities, Net		(387,352)
100.0%	Net Assets		747,501,712

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Australia 5.9%
Banks 0.6%
Australia & New Zealand Banking Group Ltd.	217,598	4,281,123
Commercial & Professional Supplies 0.1%
Mineral Resources Ltd.	123,102	923,156
Consumer Services 0.4%
Aristocrat Leisure Ltd.	224,528	2,725,079
Diversified Financials 0.6%
ASX Ltd.	82,917	3,135,950
Challenger Ltd.	109,831	794,177
Perpetual Ltd.	23,747	822,193
		4,752,320
Energy 0.5%
Caltex Australia Ltd.	135,736	3,432,634
Food & Staples Retailing 0.1%
Metcash Ltd. *	607,000	995,013
Health Care Equipment & Services 0.4%
Cochlear Ltd.	33,333	3,367,672
Insurance 0.5%
Medibank Pvt Ltd.	1,564,627	3,652,208
Materials 1.3%
Northern Star Resources Ltd.	718,012	2,934,643
OZ Minerals Ltd.	380,210	1,861,539
Pact Group Holdings Ltd.	343,582	1,489,906
Regis Resources Ltd.	618,849	1,923,800
St. Barbara Ltd. *	567,101	1,323,139
		9,533,027
Media 0.1%
REA Group Ltd.	16,621	825,408
Real Estate 0.4%
Dexus Property Group	358,800	2,664,693
Retailing 0.4%
JB Hi-Fi Ltd.	150,654	2,972,531
Security	Number of Shares	Value ($)
Transportation 0.5%
Qantas Airways Ltd *	1,556,921	3,738,066
		43,862,930
Austria 0.5%
Banks 0.2%
Erste Group Bank AG *	65,024	1,723,233
Capital Goods 0.3%
ANDRITZ AG	43,944	2,240,498
		3,963,731
Belgium 2.1%
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V.	31,801	4,108,439
Materials 0.4%
Bekaert N.V.	64,446	2,953,412
Transportation 1.1%
bpost S.A.	323,881	8,488,016
		15,549,867
Brazil 0.7%
Consumer Durables & Apparel 0.4%
MRV Engenharia e Participacoes S.A.	640,400	2,676,233
Media 0.3%
Smiles S.A.	160,483	2,571,767
		5,248,000
Canada 0.3%
Banks 0.3%
Bank of Montreal	18,400	1,179,551
Canadian Imperial Bank of Commerce	11,464	870,918
		2,050,469
China 0.1%
Real Estate 0.1%
Longfor Properties Co., Ltd.	574,000	786,159
Denmark 2.3%
Banks 0.4%
Danske Bank A/S	101,900	2,771,180
Capital Goods 0.9%
Vestas Wind Systems A/S	99,207	6,935,642
Consumer Durables & Apparel 0.2%
Pandora A/S	12,000	1,563,013
Food, Beverage & Tobacco 0.2%
Royal Unibrew A/S	32,350	1,487,965

    1

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	78,600	4,469,690
		17,227,490
Finland 0.3%
Energy 0.3%
Neste Oyj	60,129	2,281,865
France 9.3%
Automobiles & Components 1.5%
Peugeot S.A. *	765,055	11,555,325
Banks 1.3%
BNP Paribas S.A.	59,989	2,975,711
Credit Agricole S.A.	808,501	7,161,952
		10,137,663
Capital Goods 0.8%
Safran S.A.	27,973	1,901,498
Thales S.A.	46,044	4,193,670
		6,095,168
Consumer Durables & Apparel 1.1%
Christian Dior SE	45,541	8,236,714
Energy 0.4%
TOTAL S.A.	61,045	2,935,887
Household & Personal Products 0.7%
L'Oreal S.A.	26,772	5,086,798
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Ipsen S.A.	41,875	2,732,172
Sanofi	203,839	17,361,636
		20,093,808
Telecommunication Services 0.6%
Orange S.A.	283,550	4,351,654
Utilities 0.2%
Veolia Environnement S.A.	54,762	1,213,686
		69,706,703
Germany 6.8%
Automobiles & Components 0.4%
Bayerische Motoren Werke AG	11,729	1,010,618
Continental AG	10,020	2,101,368
		3,111,986
Banks 0.8%
Aareal Bank AG	189,118	6,213,718
Capital Goods 0.8%
HOCHTIEF AG	44,581	5,846,339
Insurance 1.6%
Allianz SE - Reg'd	81,324	11,652,484
Materials 1.3%
Covestro AG	207,474	9,697,984
Media 0.9%
ProSiebenSat.1 Media SE	139,602	6,394,713
Semiconductors & Semiconductor Equipment 0.1%
SMA Solar Technology AG	14,198	715,508
Software & Services 0.3%
SAP SE	23,587	2,064,414
Security	Number of Shares	Value ($)
Telecommunication Services 0.3%
Deutsche Telekom AG - Reg'd	153,000	2,602,923
Utilities 0.3%
E.ON SE	222,212	2,383,194
		50,683,263
Hong Kong 4.8%
Banks 0.2%
China Construction Bank Corp., Class H	2,500,000	1,681,350
Capital Goods 0.3%
China High Speed Transmission Equipment Group Co., Ltd.	2,261,000	1,754,675
Food, Beverage & Tobacco 0.5%
WH Group Ltd.	4,448,500	3,512,998
Materials 0.8%
Nine Dragons Paper Holdings Ltd.	1,106,000	881,739
Sinopec Shanghai Petrochemical Co., Ltd., Class H	9,879,000	4,835,071
		5,716,810
Real Estate 1.3%
China Resources Land Ltd.	576,000	1,436,732
New World Development Co., Ltd.	7,290,000	8,495,731
		9,932,463
Software & Services 1.6%
Tencent Holdings Ltd.	496,948	12,002,847
Utilities 0.1%
CLP Holdings Ltd.	96,000	1,000,502
		35,601,645
Ireland 0.3%
Banks 0.2%
Bank of Ireland *	5,752,081	1,189,298
Consumer Services 0.1%
Paddy Power Betfair plc	8,600	1,008,657
		2,197,955
Israel 0.6%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	26,600	1,455,886
Software & Services 0.3%
Check Point Software Technologies Ltd. *	29,600	2,275,648
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	535,400	1,062,579
		4,794,113
Italy 1.4%
Banks 0.4%
Intesa Sanpaolo S.p.A.	1,345,901	2,969,943
Diversified Financials 0.2%
Banca IFIS S.p.A.	72,631	1,660,306
Energy 0.2%
Saras S.p.A.	608,293	1,049,036

2

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Recordati S.p.A.	89,245	2,896,500
Utilities 0.2%
Snam S.p.A.	250,900	1,452,353
		10,028,138
Japan 22.3%
Automobiles & Components 2.2%
Calsonic Kansei Corp.	300,000	2,307,937
Fuji Heavy Industries Ltd.	376,390	14,379,893
		16,687,830
Banks 2.2%
Mitsubishi UFJ Financial Group, Inc.	1,729,700	8,744,540
Mizuho Financial Group, Inc.	828,000	1,328,381
Resona Holdings, Inc.	671,600	2,678,870
Sumitomo Mitsui Financial Group, Inc.	111,400	3,531,304
		16,283,095
Capital Goods 3.1%
Hazama Ando Corp.	838,400	5,167,253
ITOCHU Corp.	222,700	2,524,939
Kanamoto Co., Ltd.	208,900	4,354,384
Kumagai Gumi Co., Ltd.	1,250,400	4,162,013
OKUMA Corp.	177,000	1,346,471
Tadano Ltd.	237,000	2,286,681
Takuma Co., Ltd.	380,000	3,294,419
		23,136,160
Commercial & Professional Supplies 0.1%
Meitec Corp.	19,000	632,439
Consumer Durables & Apparel 1.0%
Foster Electric Co., Ltd.	166,700	3,199,216
Fujitsu General Ltd.	162,000	3,792,602
Yamaha Corp.	25,000	689,895
		7,681,713
Consumer Services 0.4%
Kura Corp.	32,100	1,693,301
Toridoll.corp.	55,700	1,624,371
		3,317,672
Diversified Financials 0.4%
Mitsubishi UFJ Lease & Finance Co., Ltd.	826,000	3,323,503
Food, Beverage & Tobacco 0.4%
Japan Tobacco, Inc.	49,300	1,922,686
Nippon Suisan Kaisha Ltd.	277,000	1,374,986
		3,297,672
Health Care Equipment & Services 0.4%
Hoya Corp.	85,400	3,030,063
Household & Personal Products 0.2%
Lion Corp.	45,000	682,419
Shiseido Co., Ltd.	37,000	1,036,620
		1,719,039
Insurance 0.4%
The Dai-ichi Life Insurance Co., Ltd.	243,000	3,139,683
Materials 1.4%
Sanyo Special Steel Co., Ltd.	221,000	1,179,586
Tokyo Steel Manufacturing Co., Ltd.	1,272,600	8,988,388
		10,167,974
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	373,400	6,221,489
Daiichi Sankyo Co., Ltd.	51,200	1,220,938
		7,442,427
Real Estate 0.9%
Daiwa House Industry Co., Ltd.	25,000	701,021
Daiwa Office Investment Corp.	100	596,454
Japan Logistics Fund, Inc.	1,949	4,572,128
Premier Investment Corp.	489	668,891
		6,538,494
Retailing 2.1%
Adastria Co., Ltd.	52,400	1,632,312
Geo Holdings Corp.	330,525	4,774,136
Nishimatsuya Chain Co., Ltd.	127,900	1,823,997
Ryohin Keikaku Co., Ltd.	6,600	1,465,279
Start Today Co., Ltd.	28,000	1,334,342
T-Gaia Corp.	313,700	4,803,258
		15,833,324
Semiconductors & Semiconductor Equipment 0.3%
Ulvac, Inc.	62,000	1,920,943
Software & Services 1.1%
Mixi, Inc.	200,300	7,175,361
Oracle Corp., Japan	12,000	730,034
		7,905,395
Technology Hardware & Equipment 0.6%
Hitachi High-Technologies Corp.	94,800	3,225,304
Shimadzu Corp.	91,000	1,317,018
		4,542,322
Telecommunication Services 1.1%
Nippon Telegraph & Telephone Corp.	103,000	4,894,535
NTT DOCOMO, Inc.	116,000	3,151,063
		8,045,598
Transportation 1.9%
Central Japan Railway Co.	20,545	3,818,767
Japan Airlines Co., Ltd.	340,700	10,503,367
		14,322,134
Utilities 1.1%
Chubu Electric Power Co., Inc.	207,300	3,045,578
Toho Gas Co., Ltd.	140,000	1,232,047
Tohoku Electric Power Co., Inc.	290,500	3,732,091
		8,009,716
		166,977,196
Malaysia 0.2%
Transportation 0.2%
AirAsia Berhad	2,440,000	1,758,076
Malta 0.4%
Consumer Services 0.4%
Unibet Group plc SDR	276,900	2,820,019

    3

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Netherlands 3.3%
Commercial & Professional Supplies 0.7%
RELX N.V.	191,291	3,446,947
Wolters Kluwer N.V.	42,381	1,783,123
		5,230,070
Energy 0.2%
Koninklijke Vopak N.V.	30,134	1,549,245
Food & Staples Retailing 0.5%
Koninklijke Ahold Delhaize N.V.	169,021	4,035,239
Household & Personal Products 0.9%
Unilever N.V. CVA	145,131	6,723,099
Materials 0.7%
Akzo Nobel N.V.	61,260	3,960,023
Corbion N.V.	40,877	983,560
		4,943,583
Semiconductors & Semiconductor Equipment 0.2%
BE Semiconductor Industries N.V.	37,527	1,114,374
Transportation 0.1%
PostNL N.V. *	278,287	1,068,752
		24,664,362
New Zealand 0.2%
Materials 0.1%
Nuplex Industries Ltd.	125,047	479,876
Telecommunication Services 0.1%
Spark New Zealand Ltd.	413,300	1,179,244
		1,659,120
Norway 0.4%
Energy 0.4%
Subsea 7 S.A. *	247,413	2,674,023
Republic of Korea 1.4%
Consumer Durables & Apparel 0.2%
Coway Co., Ltd.	7,000	535,117
LG Electronics, Inc.	28,000	1,338,972
		1,874,089
Food, Beverage & Tobacco 0.2%
KT&G Corp.	13,004	1,406,259
Household & Personal Products 0.1%
LG Household & Health Care Ltd.	600	540,435
Materials 0.2%
Lotte Chemical Corp.	4,323	1,174,642
Software & Services 0.1%
Com2uSCorp. *	9,200	950,084
Technology Hardware & Equipment 0.6%
Samsung Electronics Co., Ltd.	3,250	4,471,926
		10,417,435
Singapore 1.8%
Banks 0.4%
DBS Group Holdings Ltd.	256,000	2,959,576
Real Estate 1.1%
CapitaLand Ltd.	3,313,000	7,866,174
Security	Number of Shares	Value ($)
Transportation 0.3%
SATS Ltd.	703,800	2,294,950
		13,120,700
Spain 2.7%
Banks 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	504,672	2,946,249
Banco Santander S.A.	862,010	3,659,479
		6,605,728
Capital Goods 0.7%
ACS Actividades de Construccion y Servicios S.A.	173,722	4,981,552
Media 0.4%
Mediaset Espana Comunicacion S.A.	287,719	3,306,797
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	17,239	809,383
Telecommunication Services 0.4%
Telefonica S.A.	298,968	2,928,333
Utilities 0.2%
Enagas S.A.	46,300	1,411,542
		20,043,335
Sweden 2.1%
Banks 0.2%
Nordea Bank AB	182,756	1,628,295
Capital Goods 0.2%
Peab AB	167,119	1,343,149
Commercial & Professional Supplies 0.5%
Intrum Justitia AB	123,094	3,951,960
Food & Staples Retailing 0.5%
Axfood AB	221,117	3,973,428
Food, Beverage & Tobacco 0.4%
Swedish Match AB	85,887	3,133,142
Real Estate 0.1%
Hemfosa Fastigheter AB	42,536	456,012
Software & Services 0.2%
NetEnt AB *	134,696	1,139,931
		15,625,917
Switzerland 10.9%
Capital Goods 0.6%
Schindler Holding AG	23,386	4,483,941
Consumer Durables & Apparel 0.2%
Forbo Holding AG - Reg'd *	1,153	1,474,730
Diversified Financials 1.2%
Cembra Money Bank AG *	104,616	7,510,545
Pargesa Holding S.A.	23,240	1,618,383
		9,128,928
Food, Beverage & Tobacco 2.4%
Nestle S.A. - Reg'd	225,807	18,094,496
Insurance 1.2%
Swiss Life Holding AG - Reg'd *	39,311	8,967,216
Materials 0.5%
Givaudan S.A. - Reg'd	1,846	3,791,206

4

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Actelion Ltd. - Reg'd *	69,432	12,298,606
Lonza Group AG - Reg'd *	18,275	3,441,554
Novartis AG - Reg'd	24,055	1,995,197
Roche Holding AG	64,696	16,514,816
		34,250,173
Telecommunication Services 0.2%
Swisscom AG - Reg'd	3,108	1,528,978
		81,719,668
Taiwan 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	855,000	4,618,443
United Kingdom 17.7%
Banks 2.0%
Barclays plc	2,259,796	4,607,633
HSBC Holdings plc	1,469,596	9,632,750
The Paragon Group of Cos. plc	204,533	738,208
		14,978,591
Capital Goods 1.4%
QinetiQ Group plc	2,431,942	7,221,500
Spirax-Sarco Engineering plc	61,815	3,256,577
		10,478,077
Commercial & Professional Supplies 0.1%
Intertek Group plc	16,438	788,637
Consumer Durables & Apparel 0.1%
Persimmon plc	35,098	783,653
Consumer Services 1.1%
Carnival plc	174,955	8,415,399
Diversified Financials 0.2%
IG Group Holdings plc	116,198	1,361,098
Energy 3.9%
BP plc	2,375,898	13,441,993
Royal Dutch Shell plc, B Shares	597,930	15,904,171
		29,346,164
Food, Beverage & Tobacco 2.3%
British American Tobacco plc	64,777	4,134,379
Imperial Brands plc	254,371	13,404,577
		17,538,956
Household & Personal Products 1.1%
Reckitt Benckiser Group plc	36,831	3,571,136
Unilever plc	98,711	4,618,001
		8,189,137
Insurance 1.7%
Admiral Group plc	80,157	2,294,243
Old Mutual plc	3,733,325	10,388,986
		12,683,229
Materials 0.6%
Polymetal International plc	64,355	947,964
Rio Tinto plc	111,432	3,616,214
		4,564,178
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
AstraZeneca plc	30,000	2,008,445
GlaxoSmithKline plc	275,217	6,146,427
		8,154,872
Retailing 0.3%
JD Sports Fashion plc	57,909	962,997
WH Smith plc	49,021	992,357
		1,955,354
Software & Services 0.7%
Moneysupermarket.com Group plc	1,412,506	5,579,866
Telecommunication Services 0.4%
BT Group plc	170,263	930,221
Vodafone Group plc	579,031	1,759,027
		2,689,248
Utilities 0.7%
Centrica plc	909,150	2,899,768
Severn Trent plc	62,378	2,021,185
		4,920,953
		132,427,412
Total Common Stock
(Cost $722,408,049)		742,508,034

Other Investment Company 0.7% of net assets
Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	5,381,030	5,381,030
Total Other Investment Company
(Cost $5,381,030)		5,381,030

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $729,274,365 and the unrealized appreciation and depreciation were $53,764,875 and ($35,150,176), respectively, with a net unrealized appreciation of $18,614,699.
At 07/31/16, the values of certain foreign securities held by the fund aggregating $726,210,818 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
Reg'd –	Registered
SDR –	Swedish Depositary Receipt

    5

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	85	7,140,850	209,110

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$705,751,090	$—	$705,751,090
Brazil [1]	5,248,000	—	—	5,248,000
Canada [1]	2,050,469	—	—	2,050,469
Israel [1]	—	2,518,465	—	2,518,465
Software & Services	2,275,648	—	—	2,275,648
Netherlands [1]	—	17,941,263	—	17,941,263
Household & Personal Products	6,723,099	—	—	6,723,099
Other Investment Company[1]	5,381,030	—	—	5,381,030
Total	$21,678,246	$726,210,818	$—	$747,889,064
Other Financial Instruments
Futures Contracts[2]	$209,110	$—	$—	$209,110
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
6

Schwab Active Equity Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
7

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Subsequent Events:
The Board of Trustees approved the liquidation of the Schwab Financial Services Fund on June 1, 2016 and the fund liquidated all outstanding shares as of the close of business August 9, 2016. At July 31, 2016, the fund had no investments and only held cash, other assets and liabilities. The net amount was $56,982,736.
REG87636JUL16
8

Schwab Capital Trust
Schwab Balanced Fund™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Other Investment Companies	275,735,786	289,166,741
99.8%	Total Investments	275,735,786	289,166,741
0.2%	Other Assets and Liabilities, Net		563,897
100.0%	Net Assets		289,730,638

Security	Number of Shares	Value ($)
Other Investment Companies 99.8% of net assets
Equity Funds 60.3%
Large-Cap 50.0%
Laudus U.S. Large Cap Growth Fund *(a)	2,570,668	43,212,933
Schwab Core Equity Fund (a)	5,084,713	101,694,260
		144,907,193
Small-Cap 10.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,729,373	29,710,624
		174,617,817
Security	Number of Shares	Value ($)
Fixed-Income Funds 36.8%
Intermediate-Term Bond 36.8%
Schwab Intermediate-Term Bond Fund (a)	3,294,876	34,233,758
Schwab Total Bond Market Fund (a)	7,374,021	72,339,145
		106,572,903
Money Market Fund 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (b)	7,976,021	7,976,021
Total Other Investment Companies
(Cost $275,735,786)		289,166,741

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $278,303,470 and the unrealized appreciation and depreciation were $10,863,271 and ($0), respectively, with a net unrealized appreciation of $10,863,271.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$289,166,741	$—	$—	$289,166,741
Total	$289,166,741	$—	$—	$289,166,741
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    1

Schwab Balanced Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
2

Schwab Balanced Fund
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46831JUL16
3

Schwab Capital Trust
Schwab® S&P 500 Index Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	12,951,353,260	22,899,636,351
0.1%	Other Investment Company	10,440,027	10,440,027
0.5%	Short-Term Investment	113,216,880	113,216,880
99.9%	Total Investments	13,075,010,167	23,023,293,258
0.1%	Other Assets and Liabilities, Net		29,517,401
100.0%	Net Assets		23,052,810,659

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 0.9%
BorgWarner, Inc.	261,400	8,673,252
Delphi Automotive plc	336,400	22,814,648
Ford Motor Co.	4,701,897	59,526,016
General Motors Co.	1,688,400	53,252,136
Harley-Davidson, Inc.	223,470	11,826,033
Johnson Controls, Inc.	792,559	36,394,309
The Goodyear Tire & Rubber Co.	304,936	8,742,515
		201,228,909
Banks 5.2%
Bank of America Corp.	12,425,011	180,038,409
BB&T Corp.	1,032,226	38,058,173
Citigroup, Inc.	3,554,447	155,720,323
Citizens Financial Group, Inc.	622,000	13,889,260
Comerica, Inc.	211,070	9,548,807
Fifth Third Bancorp	940,929	17,858,832
Huntington Bancshares, Inc.	1,001,393	9,513,233
JPMorgan Chase & Co.	4,452,931	284,853,996
KeyCorp	1,327,498	15,531,726
M&T Bank Corp.	201,798	23,117,979
People's United Financial, Inc.	343,300	5,204,428
Regions Financial Corp.	1,567,445	14,373,471
SunTrust Banks, Inc.	605,816	25,619,959
The PNC Financial Services Group, Inc.	605,578	50,051,022
U.S. Bancorp	1,967,128	82,953,788
Wells Fargo & Co.	5,609,709	269,097,741
Zions Bancorp	250,998	6,997,824
		1,202,428,971
Security	Number of Shares	Value ($)
Capital Goods 7.1%
3M Co.	740,119	132,007,625
Acuity Brands, Inc.	53,000	13,908,790
Allegion plc	115,333	8,348,956
AMETEK, Inc.	289,400	13,610,482
Caterpillar, Inc.	706,762	58,491,623
Cummins, Inc.	195,962	24,058,255
Deere & Co.	364,586	28,331,978
Dover Corp.	181,270	12,948,116
Eaton Corp. plc	545,538	34,592,565
Emerson Electric Co.	768,215	42,943,218
Fastenal Co.	355,398	15,193,265
Flowserve Corp.	150,300	7,191,855
Fluor Corp.	174,382	9,332,925
Fortive Corp. *	361,987	17,451,393
Fortune Brands Home & Security, Inc.	185,000	11,704,950
General Dynamics Corp.	353,060	51,860,983
General Electric Co.	11,248,857	350,289,407
Honeywell International, Inc.	927,029	107,841,284
Illinois Tool Works, Inc.	389,036	44,894,754
Ingersoll-Rand plc	308,100	20,414,706
Jacobs Engineering Group, Inc. *	139,834	7,483,916
L-3 Communications Holdings, Inc.	97,283	14,751,021
Lockheed Martin Corp.	317,291	80,188,954
Masco Corp.	385,388	14,058,954
Northrop Grumman Corp.	218,167	47,261,517
PACCAR, Inc.	431,250	25,430,812
Parker-Hannifin Corp.	164,036	18,731,271
Pentair plc	208,982	13,337,231
Quanta Services, Inc. *	179,900	4,605,440
Raytheon Co.	358,588	50,033,784
Rockwell Automation, Inc.	159,921	18,294,962
Rockwell Collins, Inc.	158,605	13,421,155
Roper Technologies, Inc.	123,800	21,090,568
Snap-on, Inc.	72,782	11,439,147
Stanley Black & Decker, Inc.	179,881	21,891,518
Textron, Inc.	316,904	12,359,256
The Boeing Co.	740,754	99,009,180
TransDigm Group, Inc. *	65,000	18,168,800
United Rentals, Inc. *	110,100	8,771,667
United Technologies Corp.	937,858	100,960,414
W.W. Grainger, Inc.	69,927	15,303,524
Xylem, Inc.	227,400	10,871,994
		1,632,882,215
Commercial & Professional Supplies 0.7%
Cintas Corp.	99,576	10,681,517
Equifax, Inc.	146,261	19,373,732
Nielsen Holdings plc	438,300	23,606,838
Pitney Bowes, Inc.	231,591	4,472,022
Republic Services, Inc.	289,334	14,831,261
Robert Half International, Inc.	156,742	5,727,353

    1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stericycle, Inc. *	98,600	8,900,622
The Dun & Bradstreet Corp.	46,800	6,048,900
Tyco International plc	505,300	23,026,521
Verisk Analytics, Inc. *	185,000	15,776,800
Waste Management, Inc.	497,616	32,902,370
		165,347,936
Consumer Durables & Apparel 1.4%
Coach, Inc.	327,028	14,098,177
D.R. Horton, Inc.	384,416	12,639,598
Garmin Ltd.	131,100	7,122,663
Hanesbrands, Inc.	481,600	12,839,456
Harman International Industries, Inc.	85,956	7,103,404
Hasbro, Inc.	139,417	11,324,843
Leggett & Platt, Inc.	157,894	8,300,488
Lennar Corp., Class A	220,318	10,310,882
Mattel, Inc.	415,494	13,869,190
Michael Kors Holdings Ltd. *	212,100	10,969,812
Mohawk Industries, Inc. *	78,300	16,360,002
Newell Brands, Inc.	551,350	28,923,821
NIKE, Inc., Class B	1,623,048	90,079,164
PulteGroup, Inc.	370,186	7,840,539
PVH Corp.	99,900	10,095,894
Ralph Lauren Corp.	69,126	6,780,569
Under Armour, Inc., Class A *(b)	224,300	8,850,878
Under Armour, Inc., Class C *	225,892	8,064,344
VF Corp.	410,264	25,612,782
Whirlpool Corp.	89,922	17,297,396
		328,483,902
Consumer Services 1.7%
Carnival Corp.	553,921	25,879,189
Chipotle Mexican Grill, Inc. *	36,959	15,670,247
Darden Restaurants, Inc.	146,748	9,033,807
H&R Block, Inc.	284,905	6,777,890
Marriott International, Inc., Class A	227,872	16,338,422
McDonald's Corp.	1,085,238	127,678,251
Royal Caribbean Cruises Ltd.	198,200	14,357,608
Starbucks Corp.	1,774,624	103,016,923
Starwood Hotels & Resorts Worldwide, Inc.	202,568	15,812,458
Wyndham Worldwide Corp.	136,364	9,684,571
Wynn Resorts Ltd.	95,000	9,305,250
Yum! Brands, Inc.	486,885	43,537,257
		397,091,873
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	66,000	9,687,480
American Express Co.	993,941	64,069,437
Ameriprise Financial, Inc.	198,514	19,025,582
Berkshire Hathaway, Inc., Class B *	2,269,630	327,439,520
BlackRock, Inc.	153,200	56,109,500
Capital One Financial Corp.	636,474	42,694,676
CME Group, Inc.	405,985	41,507,906
Discover Financial Services	507,173	28,827,713
E*TRADE Financial Corp. *	354,519	8,891,337
Franklin Resources, Inc.	452,905	16,390,632
Security	Number of Shares	Value ($)
Intercontinental Exchange, Inc.	141,966	37,507,417
Invesco Ltd.	497,347	14,512,586
Legg Mason, Inc.	137,198	4,683,940
Leucadia National Corp.	379,851	6,936,079
Moody's Corp.	201,329	21,342,887
Morgan Stanley	1,814,854	52,140,755
Nasdaq, Inc.	142,400	10,076,224
Navient Corp.	373,300	5,300,860
Northern Trust Corp.	256,018	17,304,257
S&P Global, Inc.	321,467	39,283,267
State Street Corp.	477,026	31,378,770
Synchrony Financial *	1,017,199	28,359,508
T. Rowe Price Group, Inc.	303,279	21,438,793
The Bank of New York Mellon Corp.	1,337,073	52,680,676
The Charles Schwab Corp. (a)	1,443,381	41,020,888
The Goldman Sachs Group, Inc.	475,069	75,445,708
		1,074,056,398
Energy 6.9%
Anadarko Petroleum Corp.	612,209	33,383,757
Apache Corp.	467,906	24,565,065
Baker Hughes, Inc.	536,363	25,654,242
Cabot Oil & Gas Corp.	557,100	13,743,657
Chesapeake Energy Corp. *	577,766	3,131,492
Chevron Corp.	2,308,834	236,609,308
Cimarex Energy Co.	119,500	14,342,390
Concho Resources, Inc. *	153,877	19,111,523
ConocoPhillips	1,543,990	63,025,672
Devon Energy Corp.	672,258	25,734,036
Diamond Offshore Drilling, Inc.	65,300	1,483,616
EOG Resources, Inc.	664,912	54,323,310
EQT Corp.	222,300	16,196,778
Exxon Mobil Corp.	5,052,041	449,379,047
FMC Technologies, Inc. *	275,300	6,987,114
Halliburton Co.	1,045,268	45,636,401
Helmerich & Payne, Inc.	124,700	7,727,659
Hess Corp.	324,840	17,427,666
Kinder Morgan, Inc.	2,237,444	45,487,237
Marathon Oil Corp.	990,952	13,516,585
Marathon Petroleum Corp.	632,852	24,928,040
Murphy Oil Corp.	184,892	5,071,588
National Oilwell Varco, Inc.	454,724	14,710,321
Newfield Exploration Co. *	244,700	10,595,510
Noble Energy, Inc.	531,268	18,976,893
Occidental Petroleum Corp.	919,450	68,710,499
ONEOK, Inc.	253,100	11,336,349
Phillips 66	560,795	42,654,068
Pioneer Natural Resources Co.	194,600	31,636,122
Range Resources Corp.	191,200	7,707,272
Schlumberger Ltd.	1,710,428	137,723,663
Southwestern Energy Co. *	607,000	8,850,060
Spectra Energy Corp.	812,909	29,240,337
Tesoro Corp.	139,107	10,592,998
The Williams Cos., Inc.	795,098	19,058,499
Transocean Ltd.	424,000	4,659,760
Valero Energy Corp.	560,240	29,289,347
		1,593,207,881

2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	529,192	88,491,486
CVS Health Corp.	1,320,351	122,422,945
Sysco Corp.	644,357	33,371,249
The Kroger Co.	1,173,794	40,132,017
Wal-Mart Stores, Inc.	1,886,902	137,687,239
Walgreens Boots Alliance, Inc.	1,038,811	82,325,772
Whole Foods Market, Inc.	384,632	11,723,583
		516,154,291
Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	2,377,091	160,929,061
Archer-Daniels-Midland Co.	724,899	32,678,447
Brown-Forman Corp., Class B	124,692	12,243,507
Campbell Soup Co.	210,511	13,108,520
ConAgra Foods, Inc.	532,149	24,883,287
Constellation Brands, Inc., Class A	212,065	34,912,261
Dr Pepper Snapple Group, Inc.	219,200	21,593,392
General Mills, Inc.	715,580	51,443,046
Hormel Foods Corp.	325,600	12,161,160
Kellogg Co.	307,734	25,452,679
McCormick & Co., Inc. - Non Voting Shares	142,802	14,601,505
Mead Johnson Nutrition Co.	220,800	19,695,360
Molson Coors Brewing Co., Class B	224,930	22,978,849
Mondelez International, Inc., Class A	1,894,654	83,326,883
Monster Beverage Corp. *	178,500	28,672,455
PepsiCo, Inc.	1,738,263	189,331,606
Philip Morris International, Inc.	1,912,946	191,791,966
Reynolds American, Inc.	1,006,250	50,372,875
The Coca-Cola Co.	4,729,856	206,363,617
The Hershey Co.	170,528	18,887,681
The JM Smucker Co.	140,875	21,717,290
The Kraft Heinz Co.	718,618	62,081,409
Tyson Foods, Inc., Class A	354,790	26,112,544
		1,325,339,400
Health Care Equipment & Services 5.5%
Abbott Laboratories	1,769,886	79,202,398
Aetna, Inc.	423,775	48,823,118
AmerisourceBergen Corp.	231,346	19,708,366
Anthem, Inc.	316,729	41,599,187
Baxter International, Inc.	661,289	31,755,098
Becton, Dickinson & Co.	253,998	44,703,648
Boston Scientific Corp. *	1,627,074	39,505,357
C.R. Bard, Inc.	89,973	20,129,659
Cardinal Health, Inc.	390,933	32,681,999
Centene Corp. *	200,000	14,110,000
Cerner Corp. *	361,900	22,578,941
Cigna Corp.	309,608	39,927,048
Danaher Corp.	723,974	58,960,442
DaVita HealthCare Partners, Inc. *	204,000	15,818,160
DENTSPLY SIRONA, Inc.	290,400	18,597,216
Edwards Lifesciences Corp. *	260,400	29,821,008
Express Scripts Holding Co. *	806,895	61,380,503
HCA Holdings, Inc. *	373,200	28,784,916
Henry Schein, Inc. *	97,100	17,573,158
Security	Number of Shares	Value ($)
Hologic, Inc. *	290,000	11,162,100
Humana, Inc.	175,903	30,352,063
Intuitive Surgical, Inc. *	45,331	31,539,496
Laboratory Corp. of America Holdings *	124,991	17,443,744
McKesson Corp.	277,875	54,063,360
Medtronic plc	1,714,176	150,213,243
Patterson Cos., Inc.	104,447	5,155,504
Quest Diagnostics, Inc.	171,680	14,826,285
St. Jude Medical, Inc.	346,287	28,755,672
Stryker Corp.	372,740	43,342,207
UnitedHealth Group, Inc.	1,145,810	164,079,992
Universal Health Services, Inc., Class B	108,400	14,041,052
Varian Medical Systems, Inc. *	110,706	10,488,286
Zimmer Biomet Holdings, Inc.	214,823	28,171,888
		1,269,295,114
Household & Personal Products 2.1%
Church & Dwight Co., Inc.	150,000	14,736,000
Colgate-Palmolive Co.	1,072,494	79,825,729
Kimberly-Clark Corp.	433,195	56,120,412
The Clorox Co.	158,557	20,782,066
The Estee Lauder Cos., Inc., Class A	265,052	24,623,331
The Procter & Gamble Co.	3,258,390	278,885,600
		474,973,138
Insurance 2.6%
Aflac, Inc.	507,873	36,709,061
American International Group, Inc.	1,394,054	75,892,300
Aon plc	323,350	34,621,085
Arthur J. Gallagher & Co.	215,000	10,575,850
Assurant, Inc.	74,246	6,163,161
Chubb Ltd.	565,665	70,855,198
Cincinnati Financial Corp.	173,003	12,923,324
Lincoln National Corp.	294,671	12,868,283
Loews Corp.	326,316	13,486,640
Marsh & McLennan Cos., Inc.	625,279	41,112,094
MetLife, Inc.	1,308,377	55,920,033
Principal Financial Group, Inc.	316,567	14,761,519
Prudential Financial, Inc.	541,531	40,771,869
The Allstate Corp.	451,610	30,858,511
The Hartford Financial Services Group, Inc.	472,795	18,840,881
The Progressive Corp.	687,520	22,351,275
The Travelers Cos., Inc.	354,260	41,172,097
Torchmark Corp.	143,266	8,863,867
Unum Group	276,440	9,235,860
Willis Towers Watson plc	165,425	20,449,839
XL Group Ltd.	362,299	12,539,168
		590,971,915
Materials 2.9%
Air Products & Chemicals, Inc.	235,601	35,203,501
Albemarle Corp.	136,446	11,484,660
Alcoa, Inc.	1,553,564	16,498,850
Avery Dennison Corp.	103,076	8,028,590
Ball Corp.	211,364	14,937,094

    3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	297,325	7,337,981
E.I. du Pont de Nemours & Co.	1,074,404	74,316,525
Eastman Chemical Co.	172,716	11,266,265
Ecolab, Inc.	319,628	37,837,563
FMC Corp.	158,300	7,525,582
Freeport-McMoRan, Inc.	1,517,540	19,667,318
International Flavors & Fragrances, Inc.	98,043	13,064,230
International Paper Co.	494,389	22,647,960
LyondellBasell Industries N.V., Class A	412,500	31,044,750
Martin Marietta Materials, Inc.	80,300	16,272,795
Monsanto Co.	528,200	56,395,914
Newmont Mining Corp.	638,546	28,096,024
Nucor Corp.	375,200	20,125,728
Owens-Illinois, Inc. *	198,600	3,731,694
PPG Industries, Inc.	324,996	34,030,331
Praxair, Inc.	345,779	40,297,085
Sealed Air Corp.	236,068	11,137,688
The Dow Chemical Co.	1,384,435	74,302,626
The Mosaic Co.	434,300	11,726,100
The Sherwin-Williams Co.	95,536	28,635,005
Vulcan Materials Co.	162,371	20,130,756
WestRock Co.	310,489	13,323,083
		669,065,698
Media 2.6%
CBS Corp., Class B - Non Voting Shares	513,036	26,790,740
Comcast Corp., Class A	2,935,764	197,430,129
Discovery Communications, Inc., Class A *	159,800	4,009,382
Discovery Communications, Inc., Class C *	310,500	7,619,670
News Corp., Class A	443,000	5,745,710
News Corp., Class B	126,200	1,696,128
Omnicom Group, Inc.	293,847	24,180,670
Scripps Networks Interactive, Inc., Class A	116,593	7,702,133
TEGNA, Inc.	270,314	5,919,876
The Interpublic Group of Cos., Inc.	456,265	10,521,471
The Walt Disney Co.	1,802,583	172,957,839
Time Warner, Inc.	943,874	72,347,942
Twenty-First Century Fox, Inc., Class A	1,347,801	35,905,419
Twenty-First Century Fox, Inc., Class B	520,000	14,055,600
Viacom, Inc., Class B	417,053	18,963,400
		605,846,109
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	1,967,186	130,286,729
Agilent Technologies, Inc.	406,066	19,535,835
Alexion Pharmaceuticals, Inc. *	275,500	35,429,300
Allergan plc *	481,868	121,888,511
Amgen, Inc.	907,759	156,161,781
Biogen, Inc. *	261,991	75,959,051
Bristol-Myers Squibb Co.	2,033,964	152,160,847
Celgene Corp. *	942,726	105,764,430
Security	Number of Shares	Value ($)
Eli Lilly & Co.	1,173,923	97,306,477
Endo International plc *	256,900	4,459,784
Gilead Sciences, Inc.	1,642,750	130,549,343
Illumina, Inc. *	175,700	29,227,695
Johnson & Johnson	3,340,025	418,271,331
Mallinckrodt plc *	134,700	9,070,698
Merck & Co., Inc.	3,369,914	197,679,155
Mylan N.V. *	499,851	23,388,028
PerkinElmer, Inc.	141,360	8,046,211
Perrigo Co., plc	179,400	16,395,366
Pfizer, Inc.	7,372,433	271,969,053
Regeneron Pharmaceuticals, Inc. *	95,400	40,556,448
Thermo Fisher Scientific, Inc.	474,937	75,438,993
Vertex Pharmaceuticals, Inc. *	301,500	29,245,500
Waters Corp. *	100,752	16,012,515
Zoetis, Inc.	538,500	27,178,095
		2,191,981,176
Real Estate 3.2%
American Tower Corp.	524,400	60,709,788
Apartment Investment & Management Co., Class A	179,414	8,247,662
AvalonBay Communities, Inc.	165,199	30,669,194
Boston Properties, Inc.	184,776	26,262,213
CBRE Group, Inc., Class A *	337,440	9,600,168
Crown Castle International Corp.	401,400	38,947,842
Digital Realty Trust, Inc.	180,000	18,802,800
Equinix, Inc.	86,009	32,070,176
Equity Residential	437,722	29,760,719
Essex Property Trust, Inc.	79,400	18,570,072
Extra Space Storage, Inc.	150,000	12,903,000
Federal Realty Investment Trust	94,600	16,053,620
General Growth Properties, Inc.	696,300	22,246,785
HCP, Inc.	556,900	21,847,187
Host Hotels & Resorts, Inc.	934,311	16,574,677
Iron Mountain, Inc.	317,902	13,100,741
Kimco Realty Corp.	513,259	16,475,614
Prologis, Inc.	667,089	36,349,680
Public Storage	178,578	42,665,856
Realty Income Corp.	304,200	21,741,174
Simon Property Group, Inc.	373,753	84,856,881
SL Green Realty Corp.	118,300	13,938,106
The Macerich Co.	152,100	13,573,404
UDR, Inc.	315,000	11,727,450
Ventas, Inc.	407,900	31,065,664
Vornado Realty Trust	215,456	23,139,974
Welltower, Inc.	432,400	34,302,292
Weyerhaeuser Co.	958,123	31,349,784
		737,552,523
Retailing 5.7%
Advance Auto Parts, Inc.	85,000	14,438,100
Amazon.com, Inc. *	468,780	355,714,952
AutoNation, Inc. *	91,733	4,893,956
AutoZone, Inc. *	36,498	29,708,277
Bed Bath & Beyond, Inc.	194,069	8,723,401
Best Buy Co., Inc.	325,957	10,952,155
CarMax, Inc. *	239,400	13,947,444
Dollar General Corp.	350,300	33,187,422

4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	288,330	27,763,296
Expedia, Inc.	145,713	16,997,421
Foot Locker, Inc.	165,000	9,837,300
Genuine Parts Co.	178,638	18,263,949
Kohl's Corp.	231,910	9,645,137
L Brands, Inc.	303,235	22,409,066
LKQ Corp. *	370,000	12,724,300
Lowe's Cos., Inc.	1,108,688	91,222,849
Macy's, Inc.	382,226	13,695,158
Netflix, Inc. *	514,100	46,911,625
Nordstrom, Inc. (b)	164,796	7,288,927
O'Reilly Automotive, Inc. *	116,800	33,945,584
Ross Stores, Inc.	494,400	30,568,752
Signet Jewelers Ltd.	94,000	8,263,540
Staples, Inc.	781,869	7,263,563
Target Corp.	717,008	54,012,213
The Gap, Inc.	277,162	7,148,008
The Home Depot, Inc.	1,527,150	211,113,216
The Priceline Group, Inc. *	60,115	81,203,943
The TJX Cos., Inc.	803,306	65,646,166
Tiffany & Co.	140,528	9,066,867
Tractor Supply Co.	162,600	14,902,290
TripAdvisor, Inc. *	129,813	9,083,016
Ulta Salon, Cosmetics & Fragrance, Inc. *	75,000	19,590,750
Urban Outfitters, Inc. *	111,100	3,321,890
		1,303,454,533
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	366,554	23,397,142
Applied Materials, Inc.	1,383,972	36,384,624
Broadcom Ltd.	447,420	72,473,092
First Solar, Inc. *	94,900	4,429,932
Intel Corp.	5,695,905	198,559,248
KLA-Tencor Corp.	185,081	14,012,483
Lam Research Corp.	195,074	17,511,793
Linear Technology Corp.	282,568	16,951,254
Microchip Technology, Inc.	240,423	13,377,136
Micron Technology, Inc. *	1,241,275	17,055,118
NVIDIA Corp.	636,082	36,320,282
Qorvo, Inc. *	153,900	9,731,097
QUALCOMM, Inc.	1,807,465	113,111,160
Skyworks Solutions, Inc.	235,100	15,521,302
Texas Instruments, Inc.	1,211,454	84,498,916
Xilinx, Inc.	313,563	16,016,798
		689,351,377
Software & Services 12.3%
Accenture plc, Class A	756,700	85,363,327
Activision Blizzard, Inc.	614,100	24,662,256
Adobe Systems, Inc. *	613,376	60,024,975
Akamai Technologies, Inc. *	222,141	11,224,785
Alliance Data Systems Corp. *	72,500	16,792,450
Alphabet, Inc., Class A *	357,012	282,517,876
Alphabet, Inc., Class C *	358,675	275,745,753
Autodesk, Inc. *	269,681	16,032,536
Automatic Data Processing, Inc.	555,473	49,409,323
CA, Inc.	370,925	12,852,551
Citrix Systems, Inc. *	179,808	16,026,287
Security	Number of Shares	Value ($)
Cognizant Technology Solutions Corp., Class A *	728,096	41,858,239
CSRA, Inc.	162,140	4,364,809
eBay, Inc. *	1,297,169	40,419,786
Electronic Arts, Inc. *	371,992	28,390,429
Facebook, Inc., Class A *	2,810,800	348,370,552
Fidelity National Information Services, Inc.	335,634	26,692,972
Fiserv, Inc. *	270,004	29,797,641
Global Payments, Inc.	190,000	14,185,400
International Business Machines Corp.	1,075,990	172,825,514
Intuit, Inc.	307,109	34,086,028
MasterCard, Inc., Class A	1,180,990	112,477,488
Microsoft Corp.	9,555,831	541,624,501
Oracle Corp.	3,803,386	156,090,961
Paychex, Inc.	391,865	23,229,757
PayPal Holdings, Inc. *	1,330,269	49,539,218
Red Hat, Inc. *	224,800	16,925,192
salesforce.com, Inc. *	780,065	63,809,317
Symantec Corp.	793,750	16,216,313
Teradata Corp. *	159,871	4,537,139
The Western Union Co.	630,225	12,604,500
Total System Services, Inc.	207,100	10,545,532
VeriSign, Inc. *	112,125	9,711,146
Visa, Inc., Class A	2,306,800	180,045,740
Xerox Corp.	1,102,866	11,359,520
Yahoo! Inc. *	1,048,555	40,044,316
		2,840,404,129
Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	362,300	21,564,096
Apple, Inc.	6,678,015	695,915,943
Cisco Systems, Inc.	6,134,928	187,299,352
Corning, Inc.	1,325,787	29,458,987
EMC Corp.	2,343,545	66,275,453
F5 Networks, Inc. *	82,400	10,169,808
FLIR Systems, Inc.	149,700	4,877,226
Harris Corp.	145,100	12,568,562
Hewlett Packard Enterprise Co.	2,050,008	43,091,168
HP, Inc.	2,113,108	29,604,643
Juniper Networks, Inc.	403,665	9,159,159
Motorola Solutions, Inc.	186,422	12,933,958
NetApp, Inc.	342,374	9,021,555
Seagate Technology plc	351,900	11,271,357
TE Connectivity Ltd.	450,800	27,174,224
Western Digital Corp.	350,536	16,653,965
		1,187,039,456
Telecommunication Services 2.8%
AT&T, Inc.	7,482,102	323,900,196
CenturyLink, Inc.	645,643	20,299,016
Frontier Communications Corp.	1,396,845	7,263,594
Level 3 Communications, Inc. *	351,100	17,765,660
Verizon Communications, Inc.	4,957,178	274,677,233
		643,905,699
Transportation 2.0%
Alaska Air Group, Inc.	150,000	10,083,000
American Airlines Group, Inc.	719,500	25,542,250

    5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
C.H. Robinson Worldwide, Inc.	168,095	11,702,774
CSX Corp.	1,148,591	32,539,583
Delta Air Lines, Inc.	947,400	36,711,750
Expeditors International of Washington, Inc.	216,900	10,721,367
FedEx Corp.	316,868	51,300,929
JB Hunt Transport Services, Inc.	108,100	8,986,353
Kansas City Southern	129,400	12,436,634
Norfolk Southern Corp.	357,892	32,131,544
Ryder System, Inc.	60,702	4,000,262
Southwest Airlines Co.	780,136	28,872,833
Union Pacific Corp.	1,014,150	94,366,657
United Continental Holdings, Inc. *	430,400	20,181,456
United Parcel Service, Inc., Class B	832,518	89,995,196
		469,572,588
Utilities 3.4%
AES Corp.	781,249	9,648,425
Alliant Energy Corp.	275,969	11,107,752
Ameren Corp.	287,020	15,051,329
American Electric Power Co., Inc.	585,802	40,596,079
American Water Works Co., Inc.	231,000	19,075,980
CenterPoint Energy, Inc.	514,366	12,303,635
CMS Energy Corp.	343,584	15,523,125
Consolidated Edison, Inc.	383,165	30,683,853
Dominion Resources, Inc.	758,464	59,175,361
DTE Energy Co.	216,012	21,065,490
Duke Energy Corp.	834,099	71,390,533
Edison International	390,093	30,185,396
Entergy Corp.	209,653	17,063,658
Eversource Energy	380,800	22,272,992
Exelon Corp.	1,113,593	41,514,747
FirstEnergy Corp.	518,494	18,105,810
NextEra Energy, Inc.	558,438	71,642,011
NiSource, Inc.	374,662	9,613,827
NRG Energy, Inc.	378,600	5,239,824
PG&E Corp.	598,906	38,294,050
Pinnacle West Capital Corp.	140,061	11,046,611
PPL Corp.	819,470	30,902,214
Public Service Enterprise Group, Inc.	610,570	28,092,326
SCANA Corp.	175,300	13,136,982
Sempra Energy	297,169	33,247,268
The Southern Co.	1,153,725	61,724,288
WEC Energy Group, Inc.	387,178	25,131,724
Xcel Energy, Inc.	617,686	27,165,830
		790,001,120
Total Common Stock
(Cost $12,951,353,260)		22,899,636,351
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	10,440,027	10,440,027
Total Other Investment Company
(Cost $10,440,027)		10,440,027
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets
Time Deposit 0.5%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (d)	113,216,880	113,216,880
Total Short-Term Investment
(Cost $113,216,880)		113,216,880

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $13,114,217,802 and the unrealized appreciation and depreciation were $10,580,314,362 and ($671,238,906), respectively, with a net unrealized appreciation of $9,909,075,456.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $10,348,615.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	1,200	130,092,000	5,958,510

6

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$22,899,636,351	$—	$—	$22,899,636,351
Other Investment Company[1]	10,440,027	—	—	10,440,027
Short-Term Investment[1]	—	113,216,880	—	113,216,880
Total	$22,910,076,378	$113,216,880	$—	$23,023,293,258
Other Financial Instruments
Futures Contracts[2]	$5,958,510	$—	$—	$5,958,510
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    7

Schwab Investments
Schwab 1000 Index® Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,968,602,685	6,620,751,862
0.8%	Other Investment Companies	56,595,507	56,595,507
100.2%	Total Investments	2,025,198,192	6,677,347,369
(0.2%)	Other Assets and Liabilities, Net		(13,304,443)
100.0%	Net Assets		6,664,042,926

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.1%
Autoliv, Inc.	26,600	2,814,280
BorgWarner, Inc.	69,096	2,292,605
Delphi Automotive plc	87,400	5,927,468
Ford Motor Co.	1,208,087	15,294,381
General Motors Co.	438,200	13,820,828
Gentex Corp.	97,544	1,723,603
Harley-Davidson, Inc.	59,392	3,143,025
Johnson Controls, Inc.	201,054	9,232,400
Lear Corp.	23,600	2,677,420
Tesla Motors, Inc. *(b)	35,208	8,266,486
The Goodyear Tire & Rubber Co.	83,100	2,382,477
Thor Industries, Inc.	14,500	1,109,830
Visteon Corp.	12,000	841,080
		69,525,883
Banks 5.1%
Associated Banc-Corp.	42,800	796,080
Bank of America Corp.	3,223,841	46,713,456
Bank of the Ozarks, Inc.	15,000	539,850
BankUnited, Inc.	31,400	942,628
BB&T Corp.	269,400	9,932,778
BOK Financial Corp.	8,900	580,547
CIT Group, Inc.	20,900	722,304
Citigroup, Inc.	922,256	40,404,035
Citizens Financial Group, Inc.	163,500	3,650,955
Comerica, Inc.	51,128	2,313,031
Commerce Bancshares, Inc.	27,982	1,323,269
Cullen/Frost Bankers, Inc.	16,900	1,147,341
East West Bancorp, Inc.	45,800	1,567,276
Fifth Third Bancorp	241,084	4,575,774
First Citizens BancShares, Inc., Class A	3,300	857,274
First Horizon National Corp.	70,500	1,026,480
First Niagara Financial Group, Inc.	107,800	1,097,404
First Republic Bank	44,600	3,196,482
Security	Number of Shares	Value ($)
FirstMerit Corp.	48,900	1,038,147
Home BancShares, Inc.	36,400	759,668
Huntington Bancshares, Inc.	244,898	2,326,531
Investors Bancorp, Inc.	108,730	1,235,173
JPMorgan Chase & Co.	1,152,278	73,711,224
KeyCorp	259,914	3,040,994
M&T Bank Corp.	49,343	5,652,734
MGIC Investment Corp. *	103,900	747,041
New York Community Bancorp, Inc.	149,882	2,165,795
PacWest Bancorp	19,300	798,055
People's United Financial, Inc.	103,793	1,573,502
PrivateBancorp, Inc.	23,900	1,056,380
Prosperity Bancshares, Inc.	23,100	1,180,179
Regions Financial Corp.	390,106	3,577,272
Signature Bank *	15,700	1,887,768
SunTrust Banks, Inc.	155,993	6,596,944
SVB Financial Group *	14,900	1,496,258
Synovus Financial Corp.	44,657	1,359,359
TFS Financial Corp.	27,300	496,860
The PNC Financial Services Group, Inc.	157,034	12,978,860
U.S. Bancorp	508,505	21,443,656
Umpqua Holdings Corp.	32,000	487,360
Webster Financial Corp.	27,500	988,900
Wells Fargo & Co.	1,450,996	69,604,278
Western Alliance Bancorp *	27,800	946,034
Zions Bancorp	36,798	1,025,928
		339,561,864
Capital Goods 7.2%
3M Co.	191,454	34,147,735
A.O. Smith Corp.	25,400	2,359,406
Acuity Brands, Inc.	14,300	3,752,749
AECOM *	49,700	1,763,853
AGCO Corp.	24,200	1,165,472
Air Lease Corp.	19,700	567,557
Allegion plc	28,700	2,077,593
Allison Transmission Holdings, Inc.	13,700	394,834
AMETEK, Inc.	75,105	3,532,188
B/E Aerospace, Inc.	31,700	1,516,369
BWX Technologies, Inc.	32,900	1,211,049
Carlisle Cos., Inc.	20,736	2,141,821
Caterpillar, Inc.	180,796	14,962,677
Chicago Bridge & Iron Co., N.V.	15,108	510,801
Crane Co.	16,384	1,020,723
Cummins, Inc.	49,892	6,125,241
Curtiss-Wright Corp.	15,200	1,352,648
Deere & Co.	95,946	7,455,964
Donaldson Co., Inc.	32,900	1,188,677
Dover Corp.	50,237	3,588,429
Eaton Corp. plc	142,901	9,061,352
EMCOR Group, Inc.	8,100	451,170
Emerson Electric Co.	200,228	11,192,745
Fastenal Co.	92,300	3,945,825
Flowserve Corp.	43,023	2,058,650

    1

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fluor Corp.	40,958	2,192,072
Fortive Corp. *	92,520	4,460,389
Fortune Brands Home & Security, Inc.	52,900	3,346,983
General Dynamics Corp.	91,644	13,461,587
General Electric Co.	2,909,902	90,614,348
Graco, Inc.	15,694	1,161,513
HD Supply Holdings, Inc. *	51,900	1,878,261
Herc Holdings, Inc. *	2,333	82,472
Hexcel Corp.	26,300	1,135,371
Honeywell International, Inc.	239,099	27,814,387
Hubbell, Inc.	16,932	1,825,778
Huntington Ingalls Industries, Inc.	13,700	2,364,346
IDEX Corp.	28,906	2,595,470
Illinois Tool Works, Inc.	100,404	11,586,622
Ingersoll-Rand plc	82,400	5,459,824
ITT, Inc.	30,300	960,813
Jacobs Engineering Group, Inc. *	38,756	2,074,221
L-3 Communications Holdings, Inc.	23,374	3,544,200
Lennox International, Inc.	11,700	1,834,560
Lincoln Electric Holdings, Inc.	22,200	1,377,732
Lockheed Martin Corp.	83,564	21,119,130
Masco Corp.	108,836	3,970,337
MSC Industrial Direct Co., Inc., Class A	15,558	1,117,531
Nordson Corp.	18,000	1,589,220
Northrop Grumman Corp.	56,332	12,203,201
Orbital ATK, Inc.	18,500	1,611,720
Oshkosh Corp.	23,600	1,300,124
Owens Corning	36,900	1,952,379
PACCAR, Inc.	107,289	6,326,832
Parker-Hannifin Corp.	41,253	4,710,680
Pentair plc	57,895	3,694,859
Quanta Services, Inc. *	18,900	483,840
Raytheon Co.	93,590	13,058,613
Rockwell Automation, Inc.	39,549	4,524,406
Rockwell Collins, Inc.	40,653	3,440,057
Roper Technologies, Inc.	30,891	5,262,591
Sensata Technologies Holding N.V. *	30,100	1,141,392
Snap-on, Inc.	17,250	2,711,182
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,622,412
Stanley Black & Decker, Inc.	46,641	5,676,210
Teledyne Technologies, Inc. *	12,600	1,323,000
Textron, Inc.	88,938	3,468,582
The Boeing Co.	193,989	25,928,570
The Middleby Corp. *	18,300	2,202,954
The Toro Co.	15,200	1,397,640
TransDigm Group, Inc. *	16,600	4,640,032
Trinity Industries, Inc.	44,200	1,025,882
United Rentals, Inc. *	31,467	2,506,976
United Technologies Corp.	244,203	26,288,453
W.W. Grainger, Inc.	17,876	3,912,163
WABCO Holdings, Inc. *	18,000	1,804,860
Wabtec Corp.	28,800	1,972,800
Watsco, Inc.	7,000	1,008,280
Woodward, Inc.	17,300	1,012,742
Xylem, Inc.	53,400	2,553,054
		475,879,181
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.8%
Cintas Corp.	25,710	2,757,912
Copart, Inc. *	36,074	1,819,573
Deluxe Corp.	14,500	980,055
Equifax, Inc.	37,300	4,940,758
IHS Markit Ltd. *	71,132	2,471,126
KAR Auction Services, Inc.	44,400	1,898,988
ManpowerGroup, Inc.	21,591	1,498,415
Nielsen Holdings plc	110,500	5,951,530
Pitney Bowes, Inc.	52,441	1,012,636
R.R. Donnelley & Sons Co.	58,400	1,046,528
Republic Services, Inc.	81,581	4,181,842
Robert Half International, Inc.	43,891	1,603,777
Rollins, Inc.	32,850	925,713
Stericycle, Inc. *	27,098	2,446,136
The Dun & Bradstreet Corp.	10,925	1,412,056
TransUnion *	12,100	395,912
Tyco International plc	136,300	6,211,191
Verisk Analytics, Inc. *	47,800	4,076,384
Waste Management, Inc.	131,077	8,666,811
		54,297,343
Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,453,866
CalAtlantic Group, Inc.	22,300	807,483
Carter's, Inc.	17,300	1,751,625
Coach, Inc.	89,730	3,868,260
Columbia Sportswear Co.	8,900	509,525
D.R. Horton, Inc.	107,597	3,537,789
Garmin Ltd.	39,886	2,167,006
Hanesbrands, Inc.	121,600	3,241,856
Harman International Industries, Inc.	23,697	1,958,320
Hasbro, Inc.	34,225	2,780,097
Leggett & Platt, Inc.	39,744	2,089,342
Lennar Corp., Class A	60,775	2,844,270
lululemon athletica, Inc. *	34,500	2,678,925
Mattel, Inc.	102,797	3,431,364
Michael Kors Holdings Ltd. *	43,300	2,239,476
Mohawk Industries, Inc. *	19,439	4,061,585
Newell Brands, Inc.	143,713	7,539,184
NIKE, Inc., Class B	423,612	23,510,466
NVR, Inc. *	1,098	1,872,090
Polaris Industries, Inc. (b)	19,200	1,896,000
PulteGroup, Inc.	98,799	2,092,563
PVH Corp.	25,514	2,578,445
Ralph Lauren Corp.	18,395	1,804,366
Skechers U.S.A., Inc., Class A *	40,500	972,810
Tempur Sealy International, Inc. *	18,900	1,429,407
Toll Brothers, Inc. *	50,000	1,400,500
Tupperware Brands Corp.	14,700	921,396
Under Armour, Inc., Class A *(b)	56,200	2,217,652
Under Armour, Inc., Class C *	56,598	2,020,549
VF Corp.	103,828	6,481,982
Vista Outdoor, Inc. *	19,400	970,970
Whirlpool Corp.	24,515	4,715,705
		101,844,874

2

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 2.1%
Aramark	65,800	2,358,930
Bright Horizons Family Solutions, Inc. *	12,900	865,203
Brinker International, Inc.	17,700	834,378
Carnival Corp.	140,760	6,576,307
Chipotle Mexican Grill, Inc. *	9,550	4,049,105
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,275,021
Darden Restaurants, Inc.	34,165	2,103,197
Domino's Pizza, Inc.	16,000	2,356,800
Dunkin' Brands Group, Inc.	28,000	1,268,680
H&R Block, Inc.	75,198	1,788,960
Hilton Worldwide Holdings, Inc.	124,800	2,894,112
Jack in the Box, Inc.	12,400	1,096,036
Las Vegas Sands Corp.	117,163	5,934,306
Marriott International, Inc., Class A	59,875	4,293,038
McDonald's Corp.	284,336	33,452,130
MGM Resorts International *	147,287	3,531,942
Norwegian Cruise Line Holdings Ltd. *	48,900	2,083,140
Panera Bread Co., Class A *	7,000	1,535,240
Royal Caribbean Cruises Ltd.	52,391	3,795,204
Service Corp. International	63,100	1,749,132
ServiceMaster Global Holdings, Inc. *	41,700	1,577,511
Six Flags Entertainment Corp.	24,400	1,375,916
Starbucks Corp.	463,354	26,897,700
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,257,549
Texas Roadhouse, Inc.	19,700	930,234
The Wendy's Co.	60,900	588,294
Vail Resorts, Inc.	11,800	1,688,226
Wyndham Worldwide Corp.	34,917	2,479,805
Wynn Resorts Ltd.	24,842	2,433,274
Yum! Brands, Inc.	131,576	11,765,526
		137,834,896
Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	17,859	2,621,344
Ally Financial, Inc.	138,400	2,496,736
American Express Co.	255,877	16,493,832
Ameriprise Financial, Inc.	53,057	5,084,983
Berkshire Hathaway, Inc., Class B *	587,712	84,789,210
BlackRock, Inc.	39,665	14,527,306
Capital One Financial Corp.	164,453	11,031,507
CBOE Holdings, Inc.	25,400	1,747,520
CME Group, Inc.	105,380	10,774,051
Credit Acceptance Corp. *(b)	3,200	578,144
Discover Financial Services	134,724	7,657,712
E*TRADE Financial Corp. *	86,290	2,164,153
Eaton Vance Corp.	39,084	1,477,766
FactSet Research Systems, Inc.	12,900	2,218,284
Federated Investors, Inc., Class B	30,200	953,414
Franklin Resources, Inc.	114,858	4,156,711
Intercontinental Exchange, Inc.	36,710	9,698,782
Invesco Ltd.	135,190	3,944,844
Lazard Ltd., Class A	10,900	389,566
Legg Mason, Inc.	31,214	1,065,646
Leucadia National Corp.	101,178	1,847,510
Security	Number of Shares	Value ($)
MarketAxess Holdings, Inc.	11,500	1,859,090
Moody's Corp.	53,326	5,653,089
Morgan Stanley	478,548	13,748,684
Morningstar, Inc.	5,400	456,732
MSCI, Inc.	29,450	2,533,878
Nasdaq, Inc.	36,337	2,571,206
Navient Corp.	70,000	994,000
Northern Trust Corp.	65,976	4,459,318
Raymond James Financial, Inc.	39,649	2,176,730
S&P Global, Inc.	84,736	10,354,739
SEI Investments Co.	42,148	1,896,660
State Street Corp.	124,450	8,186,321
Synchrony Financial *	257,300	7,173,524
T. Rowe Price Group, Inc.	76,550	5,411,320
TD Ameritrade Holding Corp.	87,231	2,648,333
The Bank of New York Mellon Corp.	335,996	13,238,243
The Charles Schwab Corp. (a)	375,265	10,665,032
The Goldman Sachs Group, Inc.	123,132	19,554,593
Voya Financial, Inc.	69,800	1,788,974
		301,089,487
Energy 6.3%
Anadarko Petroleum Corp.	159,148	8,678,340
Antero Resources Corp. *	27,000	707,130
Apache Corp.	118,700	6,231,750
Baker Hughes, Inc.	135,606	6,486,035
Cabot Oil & Gas Corp.	145,596	3,591,853
Cheniere Energy, Inc. *	74,900	3,133,067
Chevron Corp.	588,537	60,313,272
Cimarex Energy Co.	29,115	3,494,382
Concho Resources, Inc. *	41,200	5,117,040
ConocoPhillips	385,266	15,726,558
Continental Resources, Inc. *	25,800	1,136,490
Core Laboratories N.V.	13,300	1,553,573
Devon Energy Corp.	162,382	6,215,983
Diamondback Energy, Inc. *	21,800	1,913,822
EOG Resources, Inc.	173,204	14,150,767
EQT Corp.	51,600	3,759,576
Exxon Mobil Corp.	1,301,963	115,809,609
FMC Technologies, Inc. *	72,568	1,841,776
Gulfport Energy Corp. *	17,500	509,075
Halliburton Co.	280,788	12,259,204
Helmerich & Payne, Inc.	31,392	1,945,362
Hess Corp.	84,123	4,513,199
HollyFrontier Corp.	58,600	1,489,612
Kinder Morgan, Inc.	546,917	11,118,823
Marathon Oil Corp.	267,696	3,651,373
Marathon Petroleum Corp.	164,600	6,483,594
Murphy Oil Corp.	49,944	1,369,964
National Oilwell Varco, Inc.	119,426	3,863,431
Newfield Exploration Co. *	63,666	2,756,738
Noble Energy, Inc.	134,622	4,808,698
Occidental Petroleum Corp.	244,916	18,302,573
Oceaneering International, Inc.	28,900	805,732
ONEOK, Inc.	66,824	2,993,047
PBF Energy, Inc., Class A	30,000	670,200
Phillips 66	146,400	11,135,184
Pioneer Natural Resources Co.	49,711	8,081,517
Range Resources Corp.	53,928	2,173,838
Schlumberger Ltd.	431,405	34,736,731
Southwestern Energy Co. *	121,188	1,766,921

    3

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spectra Energy Corp.	209,421	7,532,873
Tesoro Corp.	36,712	2,795,619
The Williams Cos., Inc.	214,321	5,137,274
Transocean Ltd. (b)	113,300	1,245,167
Valero Energy Corp.	149,520	7,816,906
Weatherford International plc *	204,200	1,159,856
World Fuel Services Corp.	24,500	1,166,200
		422,149,734
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	12,200	1,629,188
Costco Wholesale Corp.	136,259	22,785,230
CVS Health Corp.	342,511	31,757,620
Rite Aid Corp. *	319,300	2,235,100
Sprouts Farmers Market, Inc. *	15,000	346,950
Sysco Corp.	164,130	8,500,293
The Kroger Co.	307,226	10,504,057
Wal-Mart Stores, Inc.	491,627	35,874,022
Walgreens Boots Alliance, Inc.	268,969	21,315,793
Whole Foods Market, Inc.	101,332	3,088,599
		138,036,852
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	611,705	41,412,428
Archer-Daniels-Midland Co.	190,705	8,596,981
Blue Buffalo Pet Products, Inc. *	6,900	177,192
Brown-Forman Corp., Class A	8,900	940,374
Brown-Forman Corp., Class B	32,180	3,159,754
Bunge Ltd.	45,892	3,021,529
Campbell Soup Co.	53,858	3,353,738
ConAgra Foods, Inc.	136,097	6,363,896
Constellation Brands, Inc., Class A	54,132	8,911,751
Dr Pepper Snapple Group, Inc.	57,920	5,705,699
Flowers Foods, Inc.	56,925	1,046,851
General Mills, Inc.	183,700	13,206,193
Hormel Foods Corp.	88,188	3,293,822
Ingredion, Inc.	21,800	2,904,632
Kellogg Co.	79,931	6,611,093
Lancaster Colony Corp.	5,700	740,772
McCormick & Co., Inc. - Non Voting Shares	35,254	3,604,721
Mead Johnson Nutrition Co.	58,800	5,244,960
Molson Coors Brewing Co., Class B	58,272	5,953,068
Mondelez International, Inc., Class A	496,864	21,852,079
Monster Beverage Corp. *	45,900	7,372,917
PepsiCo, Inc.	452,385	49,273,774
Philip Morris International, Inc.	484,865	48,612,565
Pilgrim's Pride Corp.	15,000	348,750
Pinnacle Foods, Inc.	29,600	1,486,216
Post Holdings, Inc. *	19,200	1,664,064
Reynolds American, Inc.	263,592	13,195,416
Seaboard Corp. *	105	307,650
Snyder's-Lance, Inc.	28,800	986,688
The Coca-Cola Co.	1,216,648	53,082,352
The Hain Celestial Group, Inc. *	29,400	1,552,026
The Hershey Co.	45,564	5,046,669
The JM Smucker Co.	36,901	5,688,658
The Kraft Heinz Co.	187,600	16,206,764
The WhiteWave Foods Co. *	55,779	3,095,177
Security	Number of Shares	Value ($)
TreeHouse Foods, Inc. *	17,300	1,785,187
Tyson Foods, Inc., Class A	89,659	6,598,902
		362,405,308
Health Care Equipment & Services 5.5%
Abbott Laboratories	461,046	20,631,808
ABIOMED, Inc. *	12,100	1,427,437
Acadia Healthcare Co., Inc. *	23,500	1,327,750
Aetna, Inc.	110,234	12,700,059
Alere, Inc. *	24,700	926,250
Align Technology, Inc. *	23,400	2,086,110
Allscripts Healthcare Solutions, Inc. *	58,200	821,784
AmerisourceBergen Corp.	61,220	5,215,332
Amsurg Corp. *	16,900	1,267,669
Anthem, Inc.	81,423	10,694,097
athenahealth, Inc. *	12,000	1,533,480
Baxter International, Inc.	170,825	8,203,016
Becton, Dickinson & Co.	66,707	11,740,432
Boston Scientific Corp. *	429,507	10,428,430
Brookdale Senior Living, Inc. *	55,000	1,015,850
C.R. Bard, Inc.	23,600	5,280,028
Cardinal Health, Inc.	104,710	8,753,756
Centene Corp. *	54,276	3,829,172
Cerner Corp. *	94,504	5,896,105
Cigna Corp.	78,854	10,169,012
Danaher Corp.	185,040	15,069,658
DaVita HealthCare Partners, Inc. *	53,450	4,144,513
DENTSPLY SIRONA, Inc.	76,190	4,879,208
DexCom, Inc. *	25,900	2,388,757
Edwards Lifesciences Corp. *	65,384	7,487,776
Envision Healthcare Holdings, Inc. *	30,000	737,700
Express Scripts Holding Co. *	207,389	15,776,081
HCA Holdings, Inc. *	95,600	7,373,628
HealthSouth Corp.	12,400	533,820
Henry Schein, Inc. *	25,919	4,690,821
Hill-Rom Holdings, Inc.	17,300	924,339
Hologic, Inc. *	76,970	2,962,575
Humana, Inc.	46,391	8,004,767
IDEXX Laboratories, Inc. *	29,996	2,813,325
IMS Health Holdings, Inc. *	24,600	738,492
Intuitive Surgical, Inc. *	11,841	8,238,494
Laboratory Corp. of America Holdings *	30,368	4,238,158
LifePoint Health, Inc. *	13,800	816,684
LivaNova plc *	12,000	624,600
McKesson Corp.	70,347	13,686,712
MEDNAX, Inc. *	28,208	1,943,813
Medtronic plc	438,922	38,462,735
Molina Healthcare, Inc. *	12,900	732,849
Patterson Cos., Inc.	22,600	1,115,536
Quest Diagnostics, Inc.	42,747	3,691,631
ResMed, Inc.	43,716	3,011,158
St. Jude Medical, Inc.	87,455	7,262,263
STERIS plc	28,000	1,986,600
Stryker Corp.	97,854	11,378,463
Team Health Holdings, Inc. *	22,500	918,900
Teleflex, Inc.	13,846	2,496,572
Tenet Healthcare Corp. *	33,425	1,023,139
The Cooper Cos., Inc.	14,400	2,627,568
UnitedHealth Group, Inc.	297,792	42,643,814

4

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	27,874	3,610,519
Varian Medical Systems, Inc. *	31,371	2,972,089
VCA, Inc. *	26,300	1,876,242
WellCare Health Plans, Inc. *	14,100	1,505,880
West Pharmaceutical Services, Inc.	22,500	1,806,300
Zimmer Biomet Holdings, Inc.	57,012	7,476,554
		368,620,310
Household & Personal Products 1.9%
Church & Dwight Co., Inc.	40,394	3,968,307
Colgate-Palmolive Co.	278,654	20,740,217
Edgewell Personal Care Co. *	19,900	1,683,739
Herbalife Ltd. *	20,100	1,367,001
Kimberly-Clark Corp.	113,204	14,665,578
Spectrum Brands Holdings, Inc.	8,200	1,055,914
The Clorox Co.	39,425	5,167,435
The Estee Lauder Cos., Inc., Class A	68,068	6,323,517
The Procter & Gamble Co.	841,119	71,991,375
		126,963,083
Insurance 2.9%
Aflac, Inc.	133,713	9,664,776
Alleghany Corp. *	5,186	2,818,591
Allied World Assurance Co. Holdings AG	24,700	1,012,453
American Financial Group, Inc.	21,805	1,593,945
American International Group, Inc.	361,276	19,667,865
American National Insurance Co.	3,100	354,485
Aon plc	85,303	9,133,392
Arch Capital Group Ltd. *	37,000	2,687,310
Arthur J. Gallagher & Co.	61,120	3,006,493
Assurant, Inc.	19,192	1,593,128
Assured Guaranty Ltd.	41,600	1,114,464
Axis Capital Holdings Ltd.	27,862	1,548,570
Brown & Brown, Inc.	39,476	1,447,190
Chubb Ltd.	142,702	17,874,853
Cincinnati Financial Corp.	48,417	3,616,750
CNA Financial Corp.	9,150	291,245
CNO Financial Group, Inc.	56,800	986,616
Endurance Specialty Holdings Ltd.	18,100	1,224,103
Erie Indemnity Co., Class A	8,285	809,362
Everest Re Group Ltd.	12,720	2,404,207
First American Financial Corp.	31,600	1,321,196
FNF Group	88,169	3,321,326
Lincoln National Corp.	78,159	3,413,204
Loews Corp.	82,358	3,403,856
Markel Corp. *	4,447	4,219,091
Marsh & McLennan Cos., Inc.	161,020	10,587,065
MetLife, Inc.	339,644	14,516,385
Old Republic International Corp.	70,509	1,366,464
Principal Financial Group, Inc.	88,009	4,103,860
ProAssurance Corp.	15,100	780,066
Prudential Financial, Inc.	137,597	10,359,678
Reinsurance Group of America, Inc.	19,510	1,936,367
RenaissanceRe Holdings Ltd.	13,907	1,634,351
RLI Corp.	11,300	770,321
The Allstate Corp.	119,698	8,178,964
The Hanover Insurance Group, Inc.	12,800	1,053,952
Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	124,095	4,945,186
The Progressive Corp.	181,542	5,901,930
The Travelers Cos., Inc.	94,147	10,941,764
Torchmark Corp.	33,597	2,078,646
Unum Group	78,214	2,613,130
Validus Holdings Ltd.	25,509	1,260,910
W. R. Berkley Corp.	32,225	1,875,173
White Mountains Insurance Group Ltd.	1,813	1,489,053
Willis Towers Watson plc	42,266	5,224,923
XL Group Ltd.	93,067	3,221,049
		193,367,708
Materials 3.1%
Air Products & Chemicals, Inc.	61,778	9,230,869
Albemarle Corp.	46,839	3,942,439
Alcoa, Inc.	407,520	4,327,862
AptarGroup, Inc.	18,200	1,422,876
Ashland, Inc.	20,300	2,298,772
Avery Dennison Corp.	26,560	2,068,758
Axalta Coating Systems Ltd. *	41,600	1,187,680
Ball Corp.	48,876	3,454,067
Bemis Co., Inc.	28,149	1,436,725
Berry Plastics Group, Inc. *	36,100	1,480,100
Celanese Corp., Series A	44,643	2,831,259
CF Industries Holdings, Inc.	74,560	1,840,141
Crown Holdings, Inc. *	47,376	2,509,507
E.I. du Pont de Nemours & Co.	273,217	18,898,420
Eastman Chemical Co.	45,762	2,985,055
Ecolab, Inc.	83,128	9,840,693
FMC Corp.	43,504	2,068,180
Freeport-McMoRan, Inc.	354,957	4,600,243
Graphic Packaging Holding Co.	104,500	1,425,380
International Flavors & Fragrances, Inc.	24,408	3,252,366
International Paper Co.	126,807	5,809,029
LyondellBasell Industries N.V., Class A	111,800	8,414,068
Martin Marietta Materials, Inc.	21,449	4,346,640
Monsanto Co.	136,534	14,577,735
NewMarket Corp.	2,800	1,198,232
Newmont Mining Corp.	162,928	7,168,832
Nucor Corp.	99,976	5,362,713
Packaging Corp. of America	29,030	2,168,251
PPG Industries, Inc.	81,712	8,556,063
Praxair, Inc.	89,328	10,410,285
Reliance Steel & Aluminum Co.	19,922	1,562,682
RPM International, Inc.	44,600	2,419,996
Sealed Air Corp.	58,102	2,741,252
Sensient Technologies Corp.	13,500	996,705
Silgan Holdings, Inc.	10,200	505,716
Sonoco Products Co.	33,970	1,730,092
Steel Dynamics, Inc.	74,400	1,995,408
The Dow Chemical Co.	350,256	18,798,239
The Mosaic Co.	106,995	2,888,865
The Scotts Miracle-Gro Co., Class A	14,668	1,081,765
The Sherwin-Williams Co.	23,890	7,160,550
The Valspar Corp.	24,346	2,592,119
Vulcan Materials Co.	40,825	5,061,483

    5

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
W.R. Grace & Co.	21,500	1,609,705
Westlake Chemical Corp.	14,000	640,360
WestRock Co.	77,542	3,327,327
		204,225,504
Media 3.0%
AMC Networks, Inc., Class A *	19,500	1,079,520
CBS Corp., Class B - Non Voting Shares	129,005	6,736,641
Charter Communications, Inc. Class A *	64,520	15,153,812
Cinemark Holdings, Inc.	34,600	1,300,960
Comcast Corp., Class A	760,023	51,111,547
Discovery Communications, Inc., Class A *	47,200	1,184,248
Discovery Communications, Inc., Class C *	74,700	1,833,138
DISH Network Corp., Class A *	67,372	3,599,012
Liberty Braves Group, Class A *	3,044	50,196
Liberty Braves Group, Class C *	10,648	170,155
Liberty Broadband Corp., Class C *	20,700	1,310,517
Liberty Global plc LiLAC., Class A *	9,886	339,584
Liberty Global plc LiLAC., Class C *	27,370	957,950
Liberty Global plc, Class A *	79,241	2,512,732
Liberty Global plc, Series C *	219,372	6,789,563
Liberty Media Group, Class A *	7,611	172,770
Liberty SiriusXM Group, Class A *	30,446	1,088,444
Liberty SiriusXM Group, Class C *	62,700	2,210,175
Live Nation Entertainment, Inc. *	45,500	1,247,610
News Corp., Class A	118,782	1,540,603
News Corp., Class B	31,600	424,704
Omnicom Group, Inc.	73,888	6,080,243
Scripps Networks Interactive, Inc., Class A	30,900	2,041,254
Sirius XM Holdings, Inc. *	688,800	3,023,832
Starz, Class A *	25,100	758,773
TEGNA, Inc.	73,854	1,617,403
The Interpublic Group of Cos., Inc.	127,164	2,932,402
The Madison Square Garden Co., Class A *	6,933	1,267,283
The Walt Disney Co.	470,260	45,121,447
Time Warner, Inc.	249,680	19,137,972
Tribune Media Co., Class A	23,200	859,560
Twenty-First Century Fox, Inc., Class A	353,928	9,428,642
Twenty-First Century Fox, Inc., Class B	129,000	3,486,870
Viacom, Inc., Class B	106,546	4,844,647
		201,414,209
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	505,126	33,454,495
ACADIA Pharmaceuticals, Inc. *	24,700	914,888
Agilent Technologies, Inc.	99,131	4,769,192
Alexion Pharmaceuticals, Inc. *	70,304	9,041,094
Alkermes plc *	44,700	2,230,530
Allergan plc *	123,377	31,208,212
Alnylam Pharmaceuticals, Inc. *	12,100	823,768
Amgen, Inc.	235,202	40,461,800
Security	Number of Shares	Value ($)
Bio-Rad Laboratories, Inc., Class A *	6,900	1,001,121
Bio-Techne Corp.	12,563	1,412,333
Biogen, Inc. *	68,855	19,963,130
BioMarin Pharmaceutical, Inc. *	49,600	4,931,232
Bristol-Myers Squibb Co.	521,839	39,038,776
Bruker Corp.	33,900	844,788
Catalent, Inc. *	29,900	763,646
Celgene Corp. *	245,440	27,535,914
Charles River Laboratories International, Inc. *	14,400	1,266,192
Eli Lilly & Co.	305,871	25,353,647
Endo International plc *	40,000	694,400
Gilead Sciences, Inc.	426,544	33,897,452
Horizon Pharma plc *	44,800	864,192
Illumina, Inc. *	45,900	7,635,465
Impax Laboratories, Inc. *	20,300	637,826
Incyte Corp. *	51,800	4,672,878
Intercept Pharmaceuticals, Inc. *(b)	6,000	1,038,180
Jazz Pharmaceuticals plc *	19,200	2,898,624
Johnson & Johnson	865,387	108,372,414
Juno Therapeutics, Inc. *(b)	21,500	664,995
Kite Pharma, Inc. *	12,800	724,864
Mallinckrodt plc *	35,320	2,378,449
Medivation, Inc. *	53,800	3,442,662
Merck & Co., Inc.	873,418	51,234,700
Mettler-Toledo International, Inc. *	8,800	3,618,648
Mylan N.V. *	122,600	5,736,454
Myriad Genetics, Inc. *	21,000	650,580
Neurocrine Biosciences, Inc. *	24,300	1,220,589
OPKO Health, Inc. *(b)	101,700	1,011,915
PAREXEL International Corp. *	17,300	1,156,505
PerkinElmer, Inc.	32,300	1,838,516
Perrigo Co., plc	34,400	3,143,816
Pfizer, Inc.	1,909,351	70,435,958
PRA Health Sciences, Inc. *	6,800	315,384
Prestige Brands Holdings, Inc. *	16,300	872,050
Quintiles Transnational Holdings, Inc. *	29,500	2,290,380
Regeneron Pharmaceuticals, Inc. *	24,400	10,372,928
Seattle Genetics, Inc. *	33,600	1,614,816
The Medicines Co. *	21,500	840,865
Thermo Fisher Scientific, Inc.	123,798	19,664,074
Ultragenyx Pharmaceutical, Inc. *	10,900	689,752
United Therapeutics Corp. *	14,100	1,706,241
Vertex Pharmaceuticals, Inc. *	77,612	7,528,364
VWR Corp. *	27,000	845,640
Waters Corp. *	25,000	3,973,250
Zoetis, Inc.	144,700	7,303,009
		611,001,593
Real Estate 4.2%
Alexandria Real Estate Equities, Inc.	24,500	2,751,350
American Campus Communities, Inc.	44,400	2,400,708
American Capital Agency Corp.	108,300	2,121,597
American Homes 4 Rent, Class A	67,200	1,458,240
American Tower Corp.	133,189	15,419,291
Annaly Capital Management, Inc.	304,600	3,344,508
Apartment Investment & Management Co., Class A	49,418	2,271,745

6

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	46,300	943,131
AvalonBay Communities, Inc.	41,849	7,769,267
Boston Properties, Inc.	47,905	6,808,738
Brixmor Property Group, Inc.	53,700	1,525,080
Camden Property Trust	26,864	2,406,746
CBRE Group, Inc., Class A *	84,537	2,405,078
Columbia Property Trust, Inc.	35,400	860,220
Communications Sales & Leasing, Inc.	36,400	1,131,312
Corrections Corp. of America	38,004	1,218,028
Crown Castle International Corp.	104,627	10,151,958
CubeSmart	50,100	1,488,471
DCT Industrial Trust, Inc.	27,600	1,386,072
DDR Corp.	91,800	1,812,132
Digital Realty Trust, Inc.	45,100	4,711,146
Douglas Emmett, Inc.	47,600	1,810,704
Duke Realty Corp.	104,537	3,009,620
EPR Properties	17,000	1,428,340
Equinix, Inc.	21,262	7,927,962
Equity Commonwealth *	40,300	1,209,806
Equity LifeStyle Properties, Inc.	23,400	1,924,416
Equity One, Inc.	30,800	1,024,716
Equity Residential	111,372	7,572,182
Essex Property Trust, Inc.	20,929	4,894,874
Extra Space Storage, Inc.	40,600	3,492,412
Federal Realty Investment Trust	21,596	3,664,841
Forest City Realty Trust, Inc., Class A	61,800	1,461,570
Gaming & Leisure Properties, Inc.	57,300	2,053,059
General Growth Properties, Inc.	187,700	5,997,015
Gramercy Property Trust	124,300	1,241,757
HCP, Inc.	144,480	5,667,950
Healthcare Realty Trust, Inc.	28,600	1,034,176
Healthcare Trust of America, Inc., Class A	36,800	1,253,040
Highwoods Properties, Inc.	31,600	1,760,752
Hospitality Properties Trust	52,081	1,661,905
Host Hotels & Resorts, Inc.	240,139	4,260,066
Iron Mountain, Inc.	77,466	3,192,374
Jones Lang LaSalle, Inc.	14,800	1,620,156
Kilroy Realty Corp.	27,700	2,027,917
Kimco Realty Corp.	126,531	4,061,645
Lamar Advertising Co., Class A	26,170	1,775,896
Liberty Property Trust	46,304	1,916,060
Mid-America Apartment Communities, Inc.	23,900	2,533,878
National Retail Properties, Inc.	43,000	2,285,880
Omega Healthcare Investors, Inc.	51,900	1,790,550
Outfront Media, Inc.	42,000	977,340
Paramount Group, Inc.	48,500	855,055
Piedmont Office Realty Trust, Inc., Class A	72,100	1,581,874
Post Properties, Inc.	17,000	1,081,030
Prologis, Inc.	162,080	8,831,739
Public Storage	46,709	11,159,714
Realogy Holdings Corp. *	38,650	1,197,763
Realty Income Corp.	76,400	5,460,308
Regency Centers Corp.	30,582	2,597,329
Retail Properties of America, Inc., Class A	70,000	1,234,100
Senior Housing Properties Trust	69,500	1,543,595
Simon Property Group, Inc.	97,150	22,056,936
Security	Number of Shares	Value ($)
SL Green Realty Corp.	31,851	3,752,685
Sovran Self Storage, Inc.	12,700	1,300,099
Spirit Realty Capital, Inc.	146,700	2,005,389
Starwood Property Trust, Inc.	77,200	1,682,960
STORE Capital Corp.	39,500	1,232,005
Sun Communities, Inc.	23,200	1,836,280
Tanger Factory Outlet Centers, Inc.	30,900	1,289,766
Taubman Centers, Inc.	19,800	1,602,216
The Howard Hughes Corp. *	11,500	1,373,790
The Macerich Co.	40,745	3,636,084
Two Harbors Investment Corp.	117,200	1,025,500
UDR, Inc.	85,262	3,174,304
Ventas, Inc.	107,029	8,151,329
VEREIT, Inc.	268,200	2,966,292
Vornado Realty Trust	54,334	5,835,472
Weingarten Realty Investors	43,602	1,883,170
Welltower, Inc.	111,421	8,839,028
Weyerhaeuser Co.	243,126	7,955,083
WP Carey, Inc.	29,500	2,143,175
		280,201,747
Retailing 5.3%
Advance Auto Parts, Inc.	22,622	3,842,573
Amazon.com, Inc. *	121,041	91,847,121
American Eagle Outfitters, Inc.	54,400	974,848
AutoNation, Inc. *	26,166	1,395,956
AutoZone, Inc. *	9,533	7,759,576
Bed Bath & Beyond, Inc.	51,220	2,302,339
Best Buy Co., Inc.	85,826	2,883,754
Burlington Stores, Inc. *	26,100	1,996,911
CarMax, Inc. *	61,400	3,577,164
Dick's Sporting Goods, Inc.	26,700	1,369,443
Dollar General Corp.	93,200	8,829,768
Dollar Tree, Inc. *	71,418	6,876,839
Expedia, Inc.	36,404	4,246,527
Foot Locker, Inc.	40,809	2,433,033
GameStop Corp., Class A	31,900	987,305
Genuine Parts Co.	45,830	4,685,659
Kohl's Corp.	56,465	2,348,379
L Brands, Inc.	78,823	5,825,020
Liberty Interactive Corp., QVC Group, Class A *	147,708	3,960,052
Liberty Ventures, Series A *	44,681	1,684,921
LKQ Corp. *	99,600	3,425,244
Lowe's Cos., Inc.	288,436	23,732,514
Macy's, Inc.	93,676	3,356,411
Netflix, Inc. *	134,800	12,300,500
Nordstrom, Inc. (b)	41,600	1,839,968
O'Reilly Automotive, Inc. *	30,466	8,854,334
Penske Automotive Group, Inc.	15,300	606,186
Pool Corp.	13,000	1,329,640
Ross Stores, Inc.	127,624	7,890,992
Sally Beauty Holdings, Inc. *	50,000	1,466,500
Signet Jewelers Ltd.	24,300	2,136,213
Staples, Inc.	197,970	1,839,141
Target Corp.	190,562	14,355,035
The Gap, Inc.	72,255	1,863,456
The Home Depot, Inc.	392,035	54,194,918
The Michaels Cos., Inc. *	11,700	308,412
The Priceline Group, Inc. *	15,546	20,999,692
The TJX Cos., Inc.	207,290	16,939,739

    7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tiffany & Co.	33,573	2,166,130
Tractor Supply Co.	41,400	3,794,310
TripAdvisor, Inc. *	33,200	2,323,004
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	5,198,079
Urban Outfitters, Inc. *	27,996	837,080
Williams-Sonoma, Inc.	25,300	1,368,224
		352,952,910
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	95,674	6,106,871
Applied Materials, Inc.	354,889	9,330,032
Broadcom Ltd.	115,770	18,752,425
Cavium, Inc. *	15,000	700,050
Cree, Inc. *	25,000	715,000
Cypress Semiconductor Corp.	105,500	1,228,020
First Solar, Inc. *	15,800	737,544
Integrated Device Technology, Inc. *	47,100	1,035,729
Intel Corp.	1,472,780	51,341,111
KLA-Tencor Corp.	47,638	3,606,673
Lam Research Corp.	48,319	4,337,597
Linear Technology Corp.	77,466	4,647,185
Marvell Technology Group Ltd.	114,162	1,341,403
Maxim Integrated Products, Inc.	93,500	3,812,930
Microchip Technology, Inc.	68,648	3,819,575
Micron Technology, Inc. *	333,400	4,580,916
Microsemi Corp. *	35,700	1,392,300
NVIDIA Corp.	156,999	8,964,643
ON Semiconductor Corp. *	126,800	1,271,804
Qorvo, Inc. *	30,100	1,903,223
QUALCOMM, Inc.	468,578	29,323,611
Skyworks Solutions, Inc.	59,900	3,954,598
Synaptics, Inc. *	11,400	592,230
Teradyne, Inc.	62,600	1,236,350
Texas Instruments, Inc.	314,775	21,955,556
Xilinx, Inc.	78,605	4,015,143
		190,702,519
Software & Services 12.2%
Accenture plc, Class A	195,400	22,043,074
Activision Blizzard, Inc.	157,838	6,338,774
Adobe Systems, Inc. *	155,313	15,198,930
Akamai Technologies, Inc. *	55,509	2,804,870
Alliance Data Systems Corp. *	17,871	4,139,281
Alphabet, Inc., Class A *	91,788	72,635,516
Alphabet, Inc., Class C *	93,332	71,752,708
Amdocs Ltd.	46,200	2,696,232
ANSYS, Inc. *	27,400	2,448,464
Aspen Technology, Inc. *	24,400	1,022,116
Autodesk, Inc. *	69,872	4,153,890
Automatic Data Processing, Inc.	143,151	12,733,281
Blackbaud, Inc.	13,800	922,530
Booz Allen Hamilton Holding Corp.	38,600	1,191,968
Broadridge Financial Solutions, Inc.	36,400	2,463,552
CA, Inc.	88,681	3,072,797
Cadence Design Systems, Inc. *	92,587	2,226,717
CDK Global, Inc.	51,400	2,970,406
Citrix Systems, Inc. *	48,200	4,296,066
Cognizant Technology Solutions Corp., Class A *	191,832	11,028,422
Security	Number of Shares	Value ($)
CommerceHub, Inc., Series A *	4,468	63,000
CommerceHub, Inc., Series C *	8,936	125,107
Computer Sciences Corp.	42,331	2,024,692
CoreLogic, Inc. *	26,700	1,075,476
CoStar Group, Inc. *	10,600	2,203,740
CSRA, Inc.	42,331	1,139,551
DST Systems, Inc.	10,980	1,354,163
eBay, Inc. *	336,070	10,471,941
Electronic Arts, Inc. *	98,381	7,508,438
EPAM Systems, Inc. *	5,900	414,416
Euronet Worldwide, Inc. *	15,400	1,174,404
Facebook, Inc., Class A *	719,400	89,162,436
Fair Isaac Corp.	9,300	1,177,752
Fidelity National Information Services, Inc.	84,108	6,689,109
Fiserv, Inc. *	70,978	7,833,132
FleetCor Technologies, Inc. *	24,100	3,655,488
Fortinet, Inc. *	44,600	1,547,174
Gartner, Inc. *	26,400	2,646,600
Genpact Ltd. *	44,550	1,192,604
Global Payments, Inc.	47,099	3,516,411
Guidewire Software, Inc. *	21,100	1,297,017
IAC/InterActiveCorp	25,730	1,491,311
International Business Machines Corp.	277,840	44,626,661
Intuit, Inc.	82,344	9,139,361
j2 Global, Inc.	5,800	387,672
Jack Henry & Associates, Inc.	24,200	2,159,850
Leidos Holdings, Inc. (b)	19,500	975,195
LinkedIn Corp., Class A *	35,900	6,919,007
Manhattan Associates, Inc. *	24,200	1,404,810
MasterCard, Inc., Class A	305,410	29,087,248
MAXIMUS, Inc.	9,300	547,956
Microsoft Corp.	2,470,038	140,001,754
NetSuite, Inc. *	9,800	1,066,730
Nuance Communications, Inc. *	39,800	639,586
Oracle Corp.	988,410	40,564,346
Paychex, Inc.	102,528	6,077,860
PayPal Holdings, Inc. *	348,370	12,973,299
PTC, Inc. *	39,700	1,577,281
Red Hat, Inc. *	57,283	4,312,837
Sabre Corp.	65,300	1,903,495
salesforce.com, Inc. *	199,040	16,281,472
ServiceNow, Inc. *	45,800	3,431,336
Splunk, Inc. *	33,800	2,113,852
SS&C Technologies Holdings, Inc.	49,000	1,578,780
Symantec Corp.	196,689	4,018,356
Synopsys, Inc. *	48,700	2,637,592
Syntel, Inc. *	11,300	512,003
Take-Two Interactive Software, Inc. *	25,200	1,012,536
Teradata Corp. *	35,844	1,017,253
The Ultimate Software Group, Inc. *	8,900	1,860,990
The Western Union Co.	163,440	3,268,800
Total System Services, Inc.	55,100	2,805,692
Twitter, Inc. *	149,300	2,484,352
Tyler Technologies, Inc. *	9,300	1,516,086
Vantiv, Inc., Class A *	51,300	2,809,701
VeriSign, Inc. *	29,605	2,564,089
Visa, Inc., Class A	601,900	46,978,295
VMware, Inc., Class A *(b)	24,100	1,758,818
WEX, Inc. *	13,100	1,227,208
Workday, Inc., Class A *	30,700	2,558,538

8

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Xerox Corp.	293,045	3,018,364
Yahoo! Inc. *	274,179	10,470,896
		814,193,513
Technology Hardware & Equipment 5.0%
Amphenol Corp., Class A	92,240	5,490,125
Apple, Inc.	1,717,974	179,030,070
Arista Networks, Inc. *	10,800	769,716
ARRIS International plc *	55,100	1,500,924
Arrow Electronics, Inc. *	28,800	1,914,912
Avnet, Inc.	42,546	1,748,641
Brocade Communications Systems, Inc.	127,300	1,183,890
CDW Corp.	42,900	1,841,697
Cisco Systems, Inc.	1,571,015	47,963,088
Cognex Corp.	26,700	1,206,039
CommScope Holding Co., Inc. *	49,700	1,488,515
Corning, Inc.	345,763	7,682,854
EMC Corp.	610,124	17,254,307
F5 Networks, Inc. *	23,200	2,863,344
FEI Co.	12,500	1,330,250
FLIR Systems, Inc.	38,200	1,244,556
Harris Corp.	38,807	3,361,462
Hewlett Packard Enterprise Co.	538,668	11,322,801
HP, Inc.	541,668	7,588,769
Ingram Micro, Inc., Class A	43,351	1,484,338
IPG Photonics Corp. *	12,900	1,087,341
Jabil Circuit, Inc.	62,300	1,267,805
Juniper Networks, Inc.	110,994	2,518,454
Keysight Technologies, Inc. *	54,100	1,581,884
Motorola Solutions, Inc.	49,912	3,462,895
National Instruments Corp.	31,200	894,816
NCR Corp. *	38,744	1,277,390
NetApp, Inc.	88,200	2,324,070
NetScout Systems, Inc. *	30,300	847,794
Palo Alto Networks, Inc. *	22,300	2,918,847
Seagate Technology plc	92,137	2,951,148
SYNNEX Corp.	9,300	934,929
TE Connectivity Ltd.	119,000	7,173,320
Trimble Navigation Ltd. *	84,000	2,220,960
ViaSat, Inc. *	13,600	1,004,088
Western Digital Corp.	86,893	4,128,286
		334,864,325
Telecommunication Services 2.6%
AT&T, Inc.	1,934,941	83,763,596
CenturyLink, Inc.	168,111	5,285,410
Frontier Communications Corp.	138,406	719,711
Level 3 Communications, Inc. *	91,920	4,651,152
SBA Communications Corp., Class A *	38,300	4,404,500
Sprint Corp. *	150,000	921,000
T-Mobile US, Inc. *	90,900	4,212,306
Verizon Communications, Inc.	1,272,057	70,484,678
Zayo Group Holdings, Inc. *	12,900	365,070
		174,807,423
Transportation 2.0%
Alaska Air Group, Inc.	38,800	2,608,136
AMERCO	2,000	791,020
Security	Number of Shares	Value ($)
American Airlines Group, Inc.	151,900	5,392,450
Avis Budget Group, Inc. *	34,800	1,278,204
C.H. Robinson Worldwide, Inc.	43,348	3,017,888
CSX Corp.	294,626	8,346,755
Delta Air Lines, Inc.	244,400	9,470,500
Expeditors International of Washington, Inc.	59,698	2,950,872
FedEx Corp.	79,528	12,875,583
Genesee & Wyoming, Inc., Class A *	19,900	1,288,525
Hertz Global Holdings, Inc. *	7,000	340,760
JB Hunt Transport Services, Inc.	26,491	2,202,197
JetBlue Airways Corp. *	75,900	1,391,247
Kansas City Southern	33,100	3,181,241
Kirby Corp. *	18,900	1,029,861
Macquarie Infrastructure Corp.	23,100	1,770,615
Norfolk Southern Corp.	93,086	8,357,261
Old Dominion Freight Line, Inc. *	19,400	1,351,404
Ryder System, Inc.	16,964	1,117,928
Southwest Airlines Co.	201,388	7,453,370
Spirit Airlines, Inc. *	23,400	1,000,350
Union Pacific Corp.	263,024	24,474,383
United Continental Holdings, Inc. *	114,782	5,382,128
United Parcel Service, Inc., Class B	216,935	23,450,673
		130,523,351
Utilities 3.5%
AES Corp.	196,502	2,426,800
Alliant Energy Corp.	74,800	3,010,700
Ameren Corp.	78,585	4,120,997
American Electric Power Co., Inc.	153,071	10,607,820
American Water Works Co., Inc.	54,500	4,500,610
Aqua America, Inc.	58,917	2,040,885
Atmos Energy Corp.	30,718	2,450,989
Calpine Corp. *	60,000	824,400
CenterPoint Energy, Inc.	133,911	3,203,151
CMS Energy Corp.	85,733	3,873,417
Consolidated Edison, Inc.	89,906	7,199,673
Dominion Resources, Inc.	188,608	14,715,196
DTE Energy Co.	55,897	5,451,075
Duke Energy Corp.	213,295	18,255,919
Edison International	99,454	7,695,751
Entergy Corp.	57,362	4,668,693
Eversource Energy	101,312	5,925,739
Exelon Corp.	284,519	10,606,868
FirstEnergy Corp.	127,391	4,448,494
Great Plains Energy, Inc.	52,000	1,548,560
Hawaiian Electric Industries, Inc.	32,000	993,600
IDACORP, Inc.	19,800	1,600,830
ITC Holdings Corp.	44,800	2,072,000
MDU Resources Group, Inc.	64,217	1,544,419
National Fuel Gas Co.	28,047	1,584,936
New Jersey Resources Corp.	26,100	971,964
NextEra Energy, Inc.	145,308	18,641,563
NiSource, Inc.	95,880	2,460,281
NorthWestern Corp.	14,000	850,360
NRG Energy, Inc.	93,030	1,287,535
OGE Energy Corp.	66,760	2,147,669
ONE Gas, Inc.	16,000	1,039,360
PG&E Corp.	158,237	10,117,674
Piedmont Natural Gas Co., Inc.	25,300	1,512,940
Pinnacle West Capital Corp.	32,687	2,578,024

    9

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Portland General Electric Co.	27,200	1,187,824
PPL Corp.	211,761	7,985,507
Public Service Enterprise Group, Inc.	156,372	7,194,676
Questar Corp.	48,520	1,221,248
SCANA Corp.	44,531	3,337,153
Sempra Energy	73,678	8,243,095
Southwest Gas Corp.	14,200	1,100,500
Spire, Inc.	12,900	895,260
The Southern Co.	291,618	15,601,563
UGI Corp.	50,172	2,270,785
Vectren Corp.	22,800	1,179,444
WEC Energy Group, Inc.	96,477	6,262,322
Westar Energy, Inc.	48,700	2,706,259
WGL Holdings, Inc.	15,100	1,068,929
Xcel Energy, Inc.	160,409	7,054,788
		234,288,245
Total Common Stock
(Cost $1,968,602,685)		6,620,751,862

Other Investment Companies 0.8% of net assets
Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (c)	35,481,282	35,481,282
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	21,114,225	21,114,225
Total Other Investment Companies
(Cost $56,595,507)		56,595,507

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $2,036,273,007 and the unrealized appreciation and depreciation were $4,663,091,542 and ($22,017,180), respectively, with a net unrealized appreciation of $4,641,074,362.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,941,610.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	390	42,279,900	1,975,897

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,620,751,862	$—	$—	$6,620,751,862
Other Investment Companies[1]	56,595,507	—	—	56,595,507
Total	$6,677,347,369	$—	$—	$6,677,347,369
Other Financial Instruments
Futures Contracts[2]	$1,975,897	$—	$—	$1,975,897
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
10

Schwab Capital Trust
Schwab Small-Cap Index Fund®
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	1,995,949,513	2,652,362,439
0.0%	Rights	462,875	503,531
0.0%	Warrants	—	—
3.8%	Other Investment Company	102,109,797	102,109,797
0.9%	Short-Term Investment	23,593,560	23,593,560
104.0%	Total Investments	2,122,115,745	2,778,569,327
(4.0%)	Other Assets and Liabilities, Net		(107,102,487)
100.0%	Net Assets		2,671,466,840

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	114,100	1,986,481
Cooper Tire & Rubber Co.	85,699	2,827,210
Cooper-Standard Holding, Inc. *	22,600	1,989,930
Dana Holding Corp.	235,129	3,207,160
Dorman Products, Inc. *	40,500	2,579,850
Drew Industries, Inc.	37,000	3,389,570
Federal-Mogul Holdings Corp. *	44,553	393,848
Fox Factory Holding Corp. *	34,400	660,136
Gentherm, Inc. *	55,300	1,855,868
Horizon Global Corp. *	26,800	349,740
Metaldyne Performance Group, Inc.	19,300	306,677
Modine Manufacturing Co. *	73,100	701,760
Motorcar Parts of America, Inc. *	26,200	734,386
Spartan Motors, Inc.	51,800	439,782
Standard Motor Products, Inc.	32,000	1,342,080
Stoneridge, Inc. *	42,600	710,568
Strattec Security Corp.	5,100	227,460
Superior Industries International, Inc.	37,500	1,146,000
Tenneco, Inc. *	88,228	4,986,647
Tower International, Inc.	30,200	697,016
Unique Fabricating, Inc.	10,200	137,088
Winnebago Industries, Inc.	43,600	1,035,936
Workhorse Group, Inc. *(b)	18,500	121,545
		31,826,738
Banks 11.6%
1st Source Corp.	26,203	880,683
Access National Corp.	14,138	314,288
ACNB Corp. (b)	8,600	222,310
Security	Number of Shares	Value ($)
Allegiance Bancshares, Inc. *	17,100	431,946
American National Bankshares, Inc.	10,700	280,982
Ameris Bancorp	51,500	1,707,740
Ames National Corp.	15,500	420,825
Arrow Financial Corp.	19,218	607,097
Astoria Financial Corp.	138,600	2,033,262
Atlantic Capital Bancshares, Inc. *	26,200	388,546
Banc of California, Inc.	74,900	1,661,282
BancFirst Corp.	12,316	807,560
Banco Latinoamericano de Comercio Exterior, S.A., Class E	43,857	1,198,173
BancorpSouth, Inc.	138,600	3,301,452
Bank Mutual Corp.	71,800	548,552
Bank of Marin Bancorp	9,100	451,178
Bank of the Ozarks, Inc.	132,569	4,771,144
BankFinancial Corp.	28,200	344,040
Bankwell Financial Group, Inc.	7,700	169,477
Banner Corp.	44,257	1,847,287
Bar Harbor Bankshares	8,070	296,008
Bear State Financial, Inc.	31,000	295,740
Beneficial Bancorp, Inc.	113,011	1,532,429
Berkshire Hills Bancorp, Inc.	48,100	1,268,397
Blue Hills Bancorp, Inc.	43,900	625,575
BNC Bancorp	62,987	1,528,065
BofI Holding, Inc. *	95,880	1,612,702
Boston Private Financial Holdings, Inc.	127,100	1,540,452
Bridge Bancorp, Inc.	26,000	756,860
Brookline Bancorp, Inc.	105,522	1,201,896
Bryn Mawr Bank Corp.	27,200	797,776
BSB Bancorp, Inc. *	8,867	203,941
C&F Financial Corp.	4,700	214,743
Camden National Corp.	14,700	639,156
Capital Bank Financial Corp., Class A	32,100	959,469
Capital City Bank Group, Inc.	15,300	218,943
Capitol Federal Financial, Inc.	200,857	2,846,144
Cardinal Financial Corp.	48,200	1,241,632
Carolina Financial Corp.	15,600	298,428
Cascade Bancorp *	55,003	310,217
Cathay General Bancorp	115,726	3,469,465
CenterState Banks, Inc.	70,500	1,174,530
Central Pacific Financial Corp.	44,100	1,081,773
Central Valley Community Bancorp	13,500	201,825
Century Bancorp, Inc., Class A	4,700	205,202
Charter Financial Corp.	24,859	324,161
Chemical Financial Corp.	56,731	2,347,529
Chemung Financial Corp. (b)	4,500	142,380
Citizens & Northern Corp.	20,300	432,593
City Holding Co.	24,800	1,158,160
Clifton Bancorp, Inc.	38,861	582,138
CNB Financial Corp.	20,700	381,915
CoBiz Financial, Inc.	60,600	748,410
Codorus Valley Bancorp, Inc.	10,400	220,584
Columbia Banking System, Inc.	84,200	2,552,944

    1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Community Bank System, Inc.	63,822	2,816,465
Community Trust Bancorp, Inc.	25,180	875,760
CommunityOne Bancorp *	23,300	303,366
ConnectOne Bancorp, Inc.	46,340	783,609
County Bancorp, Inc.	7,500	156,150
CU Bancorp *	25,400	603,504
Customers Bancorp, Inc. *	41,850	1,077,219
CVB Financial Corp.	162,619	2,675,083
Dime Community Bancshares, Inc.	50,600	875,380
Eagle Bancorp, Inc. *	45,780	2,359,959
Enterprise Bancorp, Inc.	14,531	343,949
Enterprise Financial Services Corp.	32,400	931,824
Equity Bancshares, Inc., Class A *	5,500	124,245
ESSA Bancorp, Inc.	12,500	177,000
Essent Group Ltd. *	114,100	2,733,836
EverBank Financial Corp.	155,100	2,785,596
F.N.B. Corp.	306,526	3,662,986
Farmers Capital Bank Corp.	13,815	408,095
Farmers National Banc Corp.	36,500	348,575
FCB Financial Holdings, Inc., Class A *	43,569	1,523,608
Federal Agricultural Mortgage Corp., Class C	15,800	607,194
Fidelity Southern Corp.	28,448	489,590
Financial Institutions, Inc.	22,900	616,010
First Bancorp (North Carolina)	31,600	591,552
First BanCorp (Puerto Rico) *	187,700	861,543
First Bancorp, Inc.	18,296	403,427
First Busey Corp.	46,100	1,038,633
First Business Financial Services, Inc.	11,600	275,036
First Citizens BancShares, Inc., Class A	12,041	3,128,011
First Commonwealth Financial Corp.	144,929	1,398,565
First Community Bancshares, Inc.	24,600	564,078
First Community Financial Partners, Inc. *(b)	20,900	188,309
First Connecticut Bancorp, Inc.	23,900	384,790
First Defiance Financial Corp.	12,700	529,463
First Financial Bancorp	98,289	2,094,539
First Financial Bankshares, Inc.	98,762	3,374,697
First Financial Corp.	17,700	677,910
First Financial Northwest, Inc.	10,300	143,994
First Foundation, Inc. *	19,700	469,057
First Internet Bancorp	7,900	186,835
First Interstate BancSystem, Inc., Class A	28,833	837,310
First Merchants Corp.	60,900	1,595,580
First Mid-Illinois Bancshares, Inc.	8,500	214,115
First Midwest Bancorp, Inc.	121,763	2,273,315
First NBC Bank Holding Co. *	21,900	416,757
First Northwest Bancorp *	15,400	201,432
FirstMerit Corp.	258,432	5,486,511
Flagstar Bancorp, Inc. *	33,700	890,017
Flushing Financial Corp.	47,500	1,059,725
Franklin Financial Network, Inc. *	14,664	496,816
Fulton Financial Corp.	266,649	3,639,759
German American Bancorp, Inc.	20,700	703,800
Glacier Bancorp, Inc.	112,111	3,092,021
Great Southern Bancorp, Inc.	16,300	638,960
Great Western Bancorp, Inc.	89,717	2,975,913
Security	Number of Shares	Value ($)
Green Bancorp, Inc. *	29,200	285,576
Guaranty Bancorp	20,920	352,920
Hampton Roads Bankshares, Inc. *	74,100	151,905
Hancock Holding Co.	118,626	3,438,968
Hanmi Financial Corp.	51,600	1,265,232
Heartland Financial USA, Inc.	33,100	1,215,432
Heritage Commerce Corp.	39,500	413,960
Heritage Financial Corp.	45,545	795,216
Heritage Oaks Bancorp	27,600	224,664
Hilltop Holdings, Inc. *	114,813	2,500,627
Hingham Institution for Savings	2,496	326,976
Home Bancorp, Inc.	7,300	211,262
Home BancShares, Inc.	184,660	3,853,854
HomeStreet, Inc. *	34,122	760,921
HomeTrust Bancshares, Inc. *	29,400	540,372
Hope Bancorp, Inc.	122,500	1,882,825
Horizon Bancorp	19,900	547,648
IBERIABANK Corp.	62,275	3,890,319
Impac Mortgage Holdings, Inc. *(b)	12,642	219,339
Independent Bank Corp., Massachusetts	39,800	1,998,358
Independent Bank Corp., Michigan	33,600	516,768
Independent Bank Group, Inc.	17,200	726,872
International Bancshares Corp.	82,360	2,258,311
Investors Bancorp, Inc.	459,714	5,222,351
Kearny Financial Corp.	144,832	1,885,713
Lake Sunapee Bank Group	10,400	191,776
Lakeland Bancorp, Inc.	53,497	637,149
Lakeland Financial Corp.	26,000	1,335,100
LCNB Corp.	12,200	216,428
LegacyTexas Financial Group, Inc.	71,900	2,050,588
LendingTree, Inc. *(b)	10,000	1,009,800
Live Oak Bancshares, Inc.	30,100	394,611
Macatawa Bank Corp.	39,500	306,125
MainSource Financial Group, Inc.	33,544	747,025
MB Financial, Inc.	108,187	4,153,299
MBT Financial Corp.	27,100	243,629
Mercantile Bank Corp.	25,300	637,054
Merchants Bancshares, Inc.	9,946	316,084
Meridian Bancorp, Inc.	74,844	1,100,207
Meta Financial Group, Inc.	11,200	612,528
MGIC Investment Corp. *	516,445	3,713,240
Middleburg Financial Corp.	7,200	202,464
Midland States Bancorp, Inc. *	5,700	129,732
MidWestOne Financial Group, Inc.	11,300	327,135
MutualFirst Financial, Inc.	8,100	232,713
National Bank Holdings Corp., Class A	41,100	823,233
National Bankshares, Inc. (b)	9,300	323,733
National Commerce Corp. *	10,932	265,757
Nationstar Mortgage Holdings, Inc. *(b)	55,197	697,138
NBT Bancorp, Inc.	66,723	1,989,680
Nicolet Bankshares, Inc. *	10,000	363,600
NMI Holdings, Inc., Class A *	74,100	465,348
Northfield Bancorp, Inc.	72,186	1,077,737
Northrim BanCorp, Inc.	10,000	284,000
Northwest Bancshares, Inc.	139,109	2,074,115
OceanFirst Financial Corp.	27,200	512,992
Ocwen Financial Corp. *	157,909	315,818
OFG Bancorp	64,500	684,345
Old Line Bancshares, Inc.	12,300	235,422

2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Old National Bancorp	204,109	2,686,074
Old Second Bancorp, Inc.	41,624	314,261
Opus Bank	25,642	827,724
Oritani Financial Corp.	59,950	972,389
Orrstown Financial Services, Inc.	11,100	214,674
Pacific Continental Corp.	32,400	469,152
Pacific Mercantile Bancorp *	21,300	145,479
Pacific Premier Bancorp, Inc. *	39,200	946,680
Park National Corp.	20,653	1,848,857
Park Sterling Corp.	71,600	552,752
Peapack-Gladstone Financial Corp.	22,400	449,568
Penns Woods Bancorp, Inc.	7,100	300,685
PennyMac Financial Services, Inc., Class A *	18,200	229,502
People's Utah Bancorp	17,600	314,512
Peoples Bancorp, Inc.	28,000	628,600
Peoples Financial Services Corp. (b)	11,100	438,117
PHH Corp. *	83,463	1,219,394
Pinnacle Financial Partners, Inc.	65,520	3,479,767
Preferred Bank	19,800	646,866
Premier Financial Bancorp, Inc.	12,100	215,864
PrivateBancorp, Inc.	117,976	5,214,539
Prosperity Bancshares, Inc.	105,795	5,405,067
Provident Bancorp, Inc. *	8,700	138,591
Provident Financial Holdings, Inc.	7,600	148,124
Provident Financial Services, Inc.	94,451	1,903,188
QCR Holdings, Inc.	17,862	529,430
Radian Group, Inc.	328,840	4,242,036
Renasant Corp.	57,366	1,848,332
Republic Bancorp, Inc., Class A	16,100	479,941
Republic First Bancorp, Inc. *	52,500	230,475
S&T Bancorp, Inc.	52,581	1,340,290
Sandy Spring Bancorp, Inc.	37,500	1,119,000
Seacoast Banking Corp. of Florida *	44,520	710,984
ServisFirst Bancshares, Inc.	33,640	1,703,193
Shore Bancshares, Inc.	18,700	219,912
SI Financial Group, Inc.	13,600	181,832
Sierra Bancorp	15,900	284,292
Simmons First National Corp., Class A	46,784	2,149,725
South State Corp.	37,563	2,738,718
Southern First Bancshares, Inc. *	8,800	238,128
Southern Missouri Bancorp, Inc.	7,800	190,398
Southern National Bancorp of Virginia, Inc.	15,700	209,281
Southside Bancshares, Inc.	39,303	1,202,279
Southwest Bancorp, Inc.	32,600	633,092
State Bank Financial Corp.	56,700	1,240,596
Sterling Bancorp	190,905	3,224,385
Stock Yards Bancorp, Inc.	35,430	1,046,602
Stonegate Bank	18,600	589,434
Suffolk Bancorp	19,300	635,163
Summit Financial Group, Inc.	12,800	251,520
Sun Bancorp, Inc. *	17,780	379,425
Talmer Bancorp, Inc., Class A	87,899	1,847,637
Territorial Bancorp, Inc.	12,200	328,180
Texas Capital Bancshares, Inc. *	71,800	3,485,172
The Bancorp, Inc. *	52,100	276,130
The First of Long Island Corp.	19,500	591,825
Tompkins Financial Corp.	23,042	1,676,075
Security	Number of Shares	Value ($)
Towne Bank	86,456	1,984,165
TriCo Bancshares	34,700	902,894
TriState Capital Holdings, Inc. *	32,400	462,348
Triumph Bancorp, Inc. *	22,100	386,087
TrustCo Bank Corp.	147,155	975,638
Trustmark Corp.	105,477	2,752,950
UMB Financial Corp.	68,000	3,767,880
Umpqua Holdings Corp.	337,388	5,138,419
Union Bankshares Corp.	69,268	1,859,153
Union Bankshares, Inc. (b)	5,900	205,674
United Bankshares, Inc.	105,048	4,023,338
United Community Banks, Inc.	101,200	1,947,088
United Community Financial Corp.	71,100	472,104
United Financial Bancorp, Inc.	79,107	1,040,257
Univest Corp. of Pennsylvania	38,375	809,329
Valley National Bancorp	364,570	3,306,650
Veritex Holdings, Inc. *	12,700	220,599
Walker & Dunlop, Inc. *	42,145	997,572
Walter Investment Management Corp. *(b)	57,403	164,747
Washington Federal, Inc.	143,101	3,577,525
Washington Trust Bancorp, Inc.	24,100	914,836
WashingtonFirst Bankshares, Inc. (b)	12,000	288,000
Waterstone Financial, Inc.	45,557	714,334
Webster Financial Corp.	138,927	4,995,815
WesBanco, Inc.	54,458	1,683,841
West Bancorp, Inc.	20,800	395,200
Westamerica Bancorp (b)	38,600	1,815,744
Westfield Financial, Inc.	19,100	150,317
Wilshire Bancorp, Inc.	105,600	1,134,144
Wintrust Financial Corp.	79,366	4,190,525
WSFS Financial Corp.	46,100	1,622,259
Yadkin Financial Corp.	75,712	1,907,185
Your Community Bankshares, Inc.	7,300	271,633
		308,679,631
Capital Goods 8.7%
AAON, Inc.	61,487	1,628,176
AAR Corp.	50,920	1,230,227
Actuant Corp., Class A	91,423	2,171,296
Advanced Drainage Systems, Inc.	53,315	1,424,044
Aegion Corp. *	54,400	1,116,288
Aerojet Rocketdyne Holdings, Inc. *	92,100	1,737,006
Aerovironment, Inc. *	30,400	861,840
Aircastle Ltd.	75,000	1,666,500
Alamo Group, Inc.	15,800	1,060,654
Albany International Corp., Class A	42,900	1,815,957
Allied Motion Technologies, Inc.	7,974	180,372
Altra Industrial Motion Corp.	35,600	1,011,040
Ameresco, Inc., Class A *	27,700	137,115
American Railcar Industries, Inc. (b)	11,431	480,216
American Science & Engineering, Inc.	12,200	450,302
American Superconductor Corp. *	19,200	176,256
American Woodmark Corp. *	20,600	1,529,138
Apogee Enterprises, Inc.	46,500	2,173,875
Applied Industrial Technologies, Inc.	54,010	2,535,769
Argan, Inc.	19,900	917,987
Armstrong Flooring, Inc. *	35,700	711,501
Astec Industries, Inc.	30,895	1,862,351

    3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Astronics Corp. *	30,492	1,166,929
AZZ, Inc.	38,900	2,414,912
Babcock & Wilcox Enterprises, Inc. *	70,200	1,078,272
Barnes Group, Inc.	77,740	2,948,678
Beacon Roofing Supply, Inc. *	91,882	4,320,292
Blue Bird Corp. *(b)	7,000	98,630
BMC Stock Holdings, Inc. *	85,100	1,731,785
Briggs & Stratton Corp.	69,593	1,581,849
Builders FirstSource, Inc. *	129,800	1,673,122
Caesarstone Ltd. *	36,600	1,372,134
CAI International, Inc. *	24,500	210,210
Chart Industries, Inc. *	45,102	1,353,962
CIRCOR International, Inc.	26,300	1,497,522
CLARCOR, Inc.	72,765	4,530,349
Columbus McKinnon Corp.	30,600	507,654
Comfort Systems USA, Inc.	57,000	1,731,660
Continental Building Products, Inc. *	54,644	1,281,402
CSW Industrials, Inc. *(b)	21,700	736,281
Cubic Corp.	38,415	1,568,869
Curtiss-Wright Corp.	67,540	6,010,385
DigitalGlobe, Inc. *	99,427	2,680,552
Douglas Dynamics, Inc.	31,800	852,240
Ducommun, Inc. *	15,100	292,034
DXP Enterprises, Inc. *	18,300	304,512
Dycom Industries, Inc. *	47,757	4,491,546
Dynamic Materials Corp.	22,100	226,304
EMCOR Group, Inc.	92,297	5,140,943
Encore Wire Corp.	32,995	1,238,302
Energous Corp. *(b)	23,500	291,870
Energy Recovery, Inc. *(b)	53,600	573,520
EnerSys	67,874	4,231,944
Engility Holdings, Inc. *	28,234	819,915
EnPro Industries, Inc.	34,800	1,592,100
ESCO Technologies, Inc.	41,169	1,743,507
Esterline Technologies Corp. *	44,842	2,727,739
Federal Signal Corp.	94,400	1,241,360
Franklin Electric Co., Inc.	71,836	2,781,490
FreightCar America, Inc.	17,700	263,730
FuelCell Energy, Inc. *(b)	29,083	156,757
GATX Corp.	62,600	2,800,098
Gencor Industries, Inc. *	7,700	135,520
Generac Holdings, Inc. *	101,425	3,832,851
General Cable Corp.	72,476	1,067,571
Gibraltar Industries, Inc. *	50,000	1,764,000
Global Brass & Copper Holdings, Inc.	31,300	886,416
GMS, Inc. *	11,500	290,375
Graham Corp.	15,200	273,904
Granite Construction, Inc.	59,300	2,951,954
Great Lakes Dredge & Dock Corp. *	85,200	378,288
Griffon Corp.	48,800	836,432
H&E Equipment Services, Inc.	46,100	858,382
Hardinge, Inc.	18,000	181,800
Harsco Corp.	118,500	1,160,115
HC2 Holdings, Inc. *	52,000	239,200
Hillenbrand, Inc.	91,500	2,960,025
Hurco Cos., Inc.	8,600	229,018
Hyster-Yale Materials Handling, Inc.	15,554	992,190
IES Holdings, Inc. *	12,900	200,595
Security	Number of Shares	Value ($)
Insteel Industries, Inc.	28,500	991,515
John Bean Technologies Corp.	45,033	3,013,608
Joy Global, Inc.	152,400	4,210,812
Kadant, Inc.	16,500	906,510
Kaman Corp.	37,055	1,599,294
Kennametal, Inc.	121,500	3,020,490
KLX, Inc. *	79,794	2,577,346
Kratos Defense & Security Solutions, Inc. *	62,600	276,066
Lawson Products, Inc. *	8,000	131,200
Layne Christensen Co. *	30,400	243,200
Lindsay Corp. (b)	15,866	1,113,158
LSI Industries, Inc.	34,500	378,120
Lydall, Inc. *	26,600	1,188,488
Masonite International Corp. *	46,400	3,240,112
MasTec, Inc. *	99,973	2,444,340
Mercury Systems, Inc. *	59,901	1,552,634
Meritor, Inc. *	141,038	1,181,898
Milacron Holdings Corp. *	24,000	413,280
Miller Industries, Inc.	15,800	339,068
Moog, Inc., Class A *	49,657	2,734,611
MRC Global, Inc. *	145,978	1,931,289
Mueller Industries, Inc.	86,669	2,950,213
Mueller Water Products, Inc., Class A	255,200	3,026,672
MYR Group, Inc. *	27,700	683,359
National Presto Industries, Inc.	7,100	635,734
Navistar International Corp. *	81,807	1,048,766
NCI Building Systems, Inc. *	41,200	668,264
Neff Corp., Class A *	22,700	221,779
NN, Inc.	39,117	659,904
Nortek, Inc. *	14,128	1,227,441
NOW, Inc. *	165,100	3,022,981
NV5 Global, Inc. *	13,100	421,427
Omega Flex, Inc.	5,672	193,472
Orion Group Holdings, Inc. *	36,200	204,530
Patrick Industries, Inc. *	22,900	1,478,424
PGT, Inc. *	76,600	919,200
Plug Power, Inc. *(b)	243,700	436,223
Ply Gem Holdings, Inc. *	32,400	497,664
Powell Industries, Inc.	13,000	478,920
Power Solutions International, Inc. *	7,000	123,130
Preformed Line Products Co.	3,300	161,271
Primoris Services Corp.	62,900	1,135,345
Proto Labs, Inc. *	37,900	2,086,016
Quanex Building Products Corp.	53,204	1,063,548
Raven Industries, Inc.	56,600	1,175,016
RBC Bearings, Inc. *	36,800	2,797,904
Rexnord Corp. *	129,050	2,747,474
Rush Enterprises, Inc., Class A *	45,387	1,042,993
Rush Enterprises, Inc., Class B *	5,900	137,647
Simpson Manufacturing Co., Inc.	64,094	2,615,035
SiteOne Landscape Supply, Inc. *	18,300	710,772
Sparton Corp. *	14,600	303,826
SPX Corp. *	64,200	971,988
SPX FLOW, Inc. *	54,200	1,478,576
Standex International Corp.	19,900	1,767,120
Sun Hydraulics Corp.	32,050	967,910
Sunrun, Inc. *(b)	97,700	506,086
Supreme Industries, Inc., Class A	20,100	337,680
TASER International, Inc. *	82,500	2,389,200
Teledyne Technologies, Inc. *	54,026	5,672,730

4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tennant Co.	28,576	1,831,150
Textainer Group Holdings Ltd. (b)	36,731	436,364
The ExOne Co. *(b)	14,600	148,628
The Gorman-Rupp Co.	29,031	786,450
The Greenbrier Cos., Inc. (b)	40,601	1,332,931
The KEYW Holding Corp. *	60,000	614,400
The Manitowoc Co., Inc.	195,300	1,087,821
Thermon Group Holdings, Inc. *	46,800	944,424
Titan International, Inc.	64,600	427,006
Titan Machinery, Inc. *	23,200	260,072
Trex Co., Inc. *	45,578	2,210,533
TriMas Corp. *	73,700	1,317,019
Triton International Ltd.	50,300	844,537
Triumph Group, Inc.	76,300	2,352,329
Tutor Perini Corp. *	55,030	1,382,354
Univar, Inc. *	61,700	1,129,727
Universal Forest Products, Inc.	30,562	3,304,363
Vectrus, Inc. *	13,547	421,989
Veritiv Corp. *	13,476	568,957
Vicor Corp. *	26,200	277,720
Wabash National Corp. *	101,900	1,475,512
Watts Water Technologies, Inc., Class A	42,811	2,647,860
Willis Lease Finance Corp. *	6,500	175,500
Woodward, Inc.	82,058	4,803,675
		231,616,506
Commercial & Professional Supplies 3.7%
ABM Industries, Inc.	86,509	3,219,000
Acacia Research Corp.	72,500	392,225
ACCO Brands Corp. *	170,185	1,912,879
Aqua Metals, Inc. *(b)	17,400	161,994
ARC Document Solutions, Inc. *	64,500	254,130
Barrett Business Services, Inc.	10,200	438,396
Brady Corp., Class A	73,029	2,347,152
Casella Waste Systems, Inc., Class A *	57,800	541,008
CBIZ, Inc. *	76,500	826,965
CEB, Inc.	48,953	2,939,138
CECO Environmental Corp.	50,352	465,756
CRA International, Inc. *	14,500	400,490
Deluxe Corp.	73,272	4,952,454
Ennis, Inc.	38,200	661,624
Essendant, Inc.	57,734	1,156,989
Exponent, Inc.	40,800	2,073,048
Franklin Covey Co. *	17,900	293,918
FTI Consulting, Inc. *	64,200	2,750,328
G&K Services, Inc., Class A	27,430	2,200,160
GP Strategies Corp. *	20,376	427,081
Healthcare Services Group, Inc.	108,952	4,228,427
Heidrick & Struggles International, Inc.	29,800	579,908
Heritage-Crystal Clean, Inc. *	16,900	213,109
Herman Miller, Inc.	93,600	3,067,272
Hill International, Inc. *	75,500	314,835
HNI Corp.	69,189	3,606,823
Huron Consulting Group, Inc. *	35,052	2,154,646
ICF International, Inc. *	27,800	1,150,364
IDI, Inc. *(b)	24,100	124,838
InnerWorkings, Inc. *	60,300	513,153
Insperity, Inc.	24,626	1,932,895
Security	Number of Shares	Value ($)
Interface, Inc.	104,500	1,866,370
Kelly Services, Inc., Class A	47,323	968,702
Kforce, Inc.	39,800	710,828
Kimball International, Inc., Class B	58,299	664,026
Knoll, Inc.	73,803	1,863,526
Korn/Ferry International	86,761	1,996,371
Matthews International Corp., Class A	50,559	3,039,102
McGrath RentCorp	38,235	1,218,549
Mistras Group, Inc. *	26,414	661,935
Mobile Mini, Inc.	67,768	2,203,138
MSA Safety, Inc.	44,989	2,513,985
Multi-Color Corp.	20,400	1,317,432
Navigant Consulting, Inc. *	61,348	1,209,169
On Assignment, Inc. *	79,539	2,938,966
Quad Graphics, Inc.	41,700	1,057,512
Resources Connection, Inc.	61,350	914,115
RPX Corp. *	62,800	632,396
SP Plus Corp. *	26,500	636,795
Steelcase, Inc., Class A	126,942	1,840,659
Team, Inc. *	46,613	1,286,985
Tetra Tech, Inc.	92,661	3,051,327
The Advisory Board Co. *	65,638	2,741,043
The Brink's Co.	69,500	2,280,990
TRC Cos., Inc. *	27,863	195,598
TriNet Group, Inc. *	66,046	1,432,538
TrueBlue, Inc. *	66,476	1,484,409
UniFirst Corp.	22,606	2,642,189
US Ecology, Inc.	34,000	1,540,200
Viad Corp.	30,396	1,058,389
VSE Corp.	7,400	470,344
WageWorks, Inc. *	54,600	3,374,826
West Corp.	68,258	1,509,184
		97,622,603
Consumer Durables & Apparel 2.6%
Arctic Cat, Inc.	18,800	293,468
Bassett Furniture Industries, Inc.	14,909	385,099
Beazer Homes USA, Inc. *	47,640	456,868
Callaway Golf Co.	139,869	1,496,598
Cavco Industries, Inc. *	13,000	1,291,940
Century Communities, Inc. *	20,152	356,690
Columbia Sportswear Co.	42,300	2,421,675
Crocs, Inc. *	115,400	1,307,482
CSS Industries, Inc.	13,400	352,554
Culp, Inc.	16,000	456,480
Deckers Outdoor Corp. *	51,571	3,404,202
Delta Apparel, Inc. *	11,000	262,790
Escalade, Inc.	14,500	155,585
Ethan Allen Interiors, Inc.	38,179	1,325,957
Flexsteel Industries, Inc.	10,100	415,110
Fossil Group, Inc. *	64,400	2,035,040
G-III Apparel Group Ltd. *	66,310	2,654,389
GoPro, Inc., Class A *(b)	155,800	1,969,312
Green Brick Partners, Inc. *	35,840	253,030
Helen of Troy Ltd. *	42,583	4,241,693
Hooker Furniture Corp.	18,434	426,378
Hovnanian Enterprises, Inc., Class A *(b)	161,300	296,792
Iconix Brand Group, Inc. *	70,800	509,760
Installed Building Products, Inc. *	30,971	1,109,691

    5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
iRobot Corp. *	41,945	1,590,554
JAKKS Pacific, Inc. *(b)	36,400	335,608
Johnson Outdoors, Inc., Class A	8,500	258,825
KB Home	125,700	1,973,490
La-Z-Boy, Inc.	78,200	2,363,204
LGI Homes, Inc. *(b)	25,200	865,116
Libbey, Inc.	34,479	644,412
Lifetime Brands, Inc.	12,400	166,036
M.D.C. Holdings, Inc.	58,293	1,534,272
M/I Homes, Inc. *	41,000	924,550
Malibu Boats, Inc., Class A *	25,461	347,288
Marine Products Corp.	13,700	125,081
MCBC Holdings, Inc.	15,200	174,496
Meritage Homes Corp. *	59,985	2,182,854
Movado Group, Inc.	23,100	521,829
NACCO Industries, Inc., Class A	5,477	308,191
Nautilus, Inc. *	50,200	945,768
Oxford Industries, Inc.	22,296	1,274,885
Performance Sports Group Ltd. *(b)	68,769	229,001
Perry Ellis International, Inc. *	16,800	359,856
Sequential Brands Group, Inc. *(b)	60,752	493,914
Smith & Wesson Holding Corp. *	80,800	2,379,560
Steven Madden Ltd. *	94,376	3,305,048
Sturm, Ruger & Co., Inc.	29,200	1,985,600
Superior Uniform Group, Inc.	9,527	153,099
Taylor Morrison Home Corp., Class A *	50,000	812,500
The New Home Co., Inc. *	16,049	158,083
TopBuild Corp. *	59,200	2,235,392
TRI Pointe Group, Inc. *	233,500	3,140,575
Tumi Holdings, Inc. *	83,300	2,228,275
UCP, Inc., Class A *	12,900	108,360
Unifi, Inc. *	21,300	575,739
Universal Electronics, Inc. *	22,200	1,716,948
Vera Bradley, Inc. *	31,500	458,640
Vince Holding Corp. *	22,014	110,070
WCI Communities, Inc. *	32,500	546,975
William Lyon Homes, Class A *	39,800	690,530
Wolverine World Wide, Inc.	157,147	3,848,530
ZAGG, Inc. *	39,621	250,801
		70,202,538
Consumer Services 4.1%
American Public Education, Inc. *	25,200	721,728
Apollo Education Group, Inc. *	131,226	1,179,722
Ascent Capital Group, Inc., Class A *	19,700	335,294
Belmond Ltd., Class A *	132,400	1,521,276
Biglari Holdings, Inc. *	1,710	709,838
BJ's Restaurants, Inc. *	33,000	1,281,720
Bloomin' Brands, Inc.	169,513	3,047,844
Bob Evans Farms, Inc.	29,946	1,101,414
Bojangles', Inc. *	9,950	172,931
Boyd Gaming Corp. *	123,500	2,421,835
Bridgepoint Education, Inc. *	21,200	151,156
Bright Horizons Family Solutions, Inc. *	64,121	4,300,595
Buffalo Wild Wings, Inc. *	29,279	4,917,701
Caesars Acquisition Co., Class A *	67,100	721,996
Caesars Entertainment Corp. *(b)	87,400	603,060
Security	Number of Shares	Value ($)
Cambium Learning Group, Inc. *	18,000	87,120
Capella Education Co.	18,500	1,107,595
Career Education Corp. *	109,600	757,336
Carriage Services, Inc.	21,800	529,958
Carrols Restaurant Group, Inc. *	51,700	626,087
Century Casinos, Inc. *	32,600	207,988
Chegg, Inc. *(b)	125,300	675,367
Churchill Downs, Inc.	20,514	2,690,001
Chuy's Holdings, Inc. *	23,500	792,420
ClubCorp Holdings, Inc.	99,111	1,437,109
Collectors Universe, Inc.	10,100	217,251
Cracker Barrel Old Country Store, Inc. (b)	29,616	4,661,855
Dave & Buster's Entertainment, Inc. *	58,268	2,592,926
Del Frisco's Restaurant Group, Inc. *	34,700	517,724
Del Taco Restaurants, Inc. *	35,200	369,952
Denny's Corp. *	118,900	1,326,924
DeVry Education Group, Inc.	101,084	2,251,141
Diamond Resorts International, Inc. *	55,098	1,662,858
DineEquity, Inc.	26,297	2,139,787
El Pollo Loco Holdings, Inc. *	31,000	407,960
Eldorado Resorts, Inc. *	38,509	556,455
Empire Resorts, Inc. *(b)	4,421	68,437
Fiesta Restaurant Group, Inc. *	42,500	949,450
Fogo De Chao, Inc. *	4,700	64,061
Golden Entertainment, Inc.	15,300	208,233
Grand Canyon Education, Inc. *	72,675	3,056,710
Houghton Mifflin Harcourt Co. *	188,494	3,194,973
International Speedway Corp., Class A	43,500	1,468,995
Interval Leisure Group, Inc.	173,900	3,126,722
Intrawest Resorts Holdings, Inc. *	31,900	463,826
Isle of Capri Casinos, Inc. *	37,100	694,883
J Alexander's Holdings, Inc. *	21,043	201,382
Jack in the Box, Inc.	51,508	4,552,792
Jamba, Inc. *(b)	20,260	218,808
K12, Inc. *	49,849	617,131
Kona Grill, Inc. *	17,119	213,988
La Quinta Holdings, Inc. *	133,502	1,651,420
Liberty Tax, Inc.	11,700	162,162
LifeLock, Inc. *	131,767	2,204,462
Lindblad Expeditions Holdings, Inc. *	22,700	225,638
Luby's, Inc. *	27,700	128,528
Marriott Vacations Worldwide Corp.	35,885	2,738,025
Monarch Casino & Resort, Inc. *	17,800	415,274
Nathan's Famous, Inc. *	4,700	228,279
Noodles & Co. *(b)	15,900	117,501
Papa John's International, Inc.	42,211	3,121,503
Penn National Gaming, Inc. *	117,300	1,761,846
Pinnacle Entertainment, Inc. *	89,247	974,577
Planet Fitness, Inc., Class A *	28,200	578,100
Popeyes Louisiana Kitchen, Inc. *	33,400	1,913,152
Potbelly Corp. *	34,100	444,323
Red Lion Hotels Corp. *	22,200	176,268
Red Robin Gourmet Burgers, Inc. *	21,700	1,049,412
Red Rock Resorts, Inc., Class A *	45,300	1,042,353
Regis Corp. *	58,100	780,864
Ruby Tuesday, Inc. *	87,200	352,288

6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ruth's Hospitality Group, Inc.	56,600	903,902
Scientific Games Corp., Class A *	77,100	821,500
SeaWorld Entertainment, Inc.	103,823	1,598,874
Shake Shack, Inc., Class A *(b)	24,200	968,242
Sonic Corp.	73,401	1,975,221
Sotheby's (b)	80,300	2,600,917
Speedway Motorsports, Inc.	15,784	278,903
Strayer Education, Inc. *	16,400	749,808
Texas Roadhouse, Inc.	102,596	4,844,583
The Cheesecake Factory, Inc.	71,067	3,676,296
The Habit Restaurants, Inc., Class A *	16,111	261,643
The Marcus Corp.	27,300	604,695
Weight Watchers International, Inc. *(b)	40,600	484,358
Wingstop, Inc.	24,300	631,800
Zoe's Kitchen, Inc. *	30,502	1,084,041
		109,455,073
Diversified Financials 1.9%
Arlington Asset Investment Corp., Class A (b)	33,300	463,869
Associated Capital Group, Inc., Class A	9,700	289,933
B. Riley Financial, Inc.	13,500	122,580
BBX Capital Corp., Class A *	2,100	40,614
BGC Partners, Inc., Class A	326,100	2,892,507
Calamos Asset Management, Inc., Class A	24,400	169,824
Cash America International, Inc.	36,770	1,575,595
Cohen & Steers, Inc.	31,528	1,358,857
Cowen Group, Inc., Class A *	135,900	424,008
Diamond Hill Investment Group, Inc.	4,700	897,653
Encore Capital Group, Inc. *(b)	37,400	912,934
Enova International, Inc. *	44,836	407,559
Evercore Partners, Inc., Class A	58,900	2,984,463
EZCORP, Inc., Class A *	77,400	701,244
FBR & Co.	8,200	123,574
Financial Engines, Inc.	78,900	2,082,171
First Cash Financial Services, Inc.	42,341	2,172,517
FNFV Group *	109,836	1,310,343
GAIN Capital Holdings, Inc.	50,700	340,704
GAMCO Investors, Inc., Class A	9,700	331,158
Green Dot Corp., Class A *	69,341	1,678,052
Greenhill & Co., Inc.	48,029	952,415
Hennessy Advisors, Inc.	4,400	152,680
Houlihan Lokey, Inc.	20,100	460,893
INTL. FCStone, Inc. *	25,100	731,414
Investment Technology Group, Inc.	50,565	844,436
Janus Capital Group, Inc.	228,253	3,446,620
KCG Holdings, Inc., Class A *	77,581	1,173,801
Ladenburg Thalmann Financial Services, Inc. *	142,600	347,944
LendingClub Corp. *	506,900	2,341,878
Manning & Napier, Inc.	22,200	172,938
Marlin Business Services Corp.	11,600	212,976
Medley Management, Inc., Class A (b)	14,400	108,144
Moelis & Co., Class A	25,024	622,847
Nelnet, Inc., Class A	29,800	1,204,218
Security	Number of Shares	Value ($)
NewStar Financial, Inc. *	36,500	373,030
OM Asset Management plc	59,100	827,400
On Deck Capital, Inc. *(b)	74,200	385,840
Oppenheimer Holdings, Inc., Class A	13,800	217,212
PICO Holdings, Inc. *	39,800	401,184
Piper Jaffray Cos. *	23,729	980,957
PJT Partners, Inc., Class A (b)	26,900	686,757
PRA Group, Inc. *	72,581	2,022,107
Pzena Investment Management, Inc., Class A	13,700	107,682
Regional Management Corp. *	15,700	295,160
Resource America, Inc., Class A	18,000	175,320
Safeguard Scientifics, Inc. *	36,500	471,580
Silvercrest Asset Management Group, Inc., Class A	9,800	119,070
Stifel Financial Corp. *	102,310	3,616,658
Tiptree Financial, Inc., Class A	55,800	291,276
Virtu Financial, Inc., Class A	38,271	658,261
Virtus Investment Partners, Inc. (b)	10,500	885,045
Waddell & Reed Financial, Inc., Class A	120,900	2,207,634
Westwood Holdings Group, Inc.	11,500	616,630
WisdomTree Investments, Inc. (b)	174,900	1,738,506
World Acceptance Corp. *	8,900	386,794
		51,517,466
Energy 2.8%
Abraxas Petroleum Corp. *	129,000	149,640
Adams Resources & Energy, Inc.	2,900	87,783
Alon USA Energy, Inc.	48,900	345,723
Archrock, Inc.	107,428	957,183
Ardmore Shipping Corp.	26,500	186,295
Atwood Oceanics, Inc.	90,921	971,036
Bill Barrett Corp. *	75,298	449,529
Bristow Group, Inc.	56,862	614,678
California Resources Corp.	49,100	503,766
Callon Petroleum Co. *	189,100	2,153,849
CARBO Ceramics, Inc. (b)	29,300	413,130
Carrizo Oil & Gas, Inc. *	88,611	2,906,441
Clayton Williams Energy, Inc. *(b)	8,600	324,306
Clean Energy Fuels Corp. *	138,838	415,126
Cobalt International Energy, Inc. *	634,300	945,107
Contango Oil & Gas Co. *	25,520	235,550
CVR Energy, Inc. (b)	24,500	362,600
Dawson Geophysical Co. *	32,400	241,380
Delek US Holdings, Inc.	89,187	1,116,621
Denbury Resources, Inc.	544,100	1,577,890
DHT Holdings, Inc.	135,900	633,294
Dorian LPG Ltd. *	42,703	263,477
Eclipse Resources Corp. *	68,600	216,090
EP Energy Corp., Class A *(b)	60,500	252,285
Era Group, Inc. *	28,700	251,986
Evolution Petroleum Corp.	30,500	166,225
EXCO Resources, Inc. *(b)	222,774	307,428
Exterran Corp. *	53,714	683,242
Fairmount Santrol Holdings, Inc. *(b)	107,353	735,368
Forum Energy Technologies, Inc. *	94,955	1,550,615
Frontline Ltd. (b)	100,863	800,852
GasLog Ltd.	61,800	826,266

    7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Gener8 Maritime, Inc. *	60,600	322,392
Geospace Technologies Corp. *	19,800	326,700
Golar LNG Ltd.	137,500	2,332,000
Green Plains, Inc.	55,100	1,249,668
Helix Energy Solutions Group, Inc. *	161,307	1,280,778
Hornbeck Offshore Services, Inc. *	54,245	432,875
Independence Contract Drilling, Inc. *	46,000	231,380
Isramco, Inc. *	1,400	110,740
Jones Energy, Inc., Class A *	39,239	145,184
Matador Resources Co. *	129,562	2,732,463
Matrix Service Co. *	39,700	657,829
McDermott International, Inc. *	382,385	1,980,754
Natural Gas Services Group, Inc. *	20,500	514,755
Navios Maritime Acquisition Corp.	120,600	184,518
Newpark Resources, Inc. *	126,710	800,807
Nordic American Tankers Ltd. (b)	134,100	1,649,430
Northern Oil & Gas, Inc. *(b)	77,600	307,296
Oasis Petroleum, Inc. *	271,413	2,062,739
Oil States International, Inc. *	77,800	2,405,576
Overseas Shipholding Group, Inc., Class A	55,200	706,008
Pacific Ethanol, Inc. *	54,600	372,918
Panhandle Oil & Gas, Inc., Class A	24,200	395,912
Par Pacific Holdings, Inc. *	43,638	654,570
Parker Drilling Co. *	181,265	375,219
PDC Energy, Inc. *	70,303	3,850,495
PHI, Inc. - Non Voting Shares *	19,572	378,131
Pioneer Energy Services Corp. *	91,500	288,225
Renewable Energy Group, Inc. *	64,600	629,850
REX American Resources Corp. *	8,500	559,300
RigNet, Inc. *	16,900	201,955
Ring Energy, Inc. *	56,200	446,228
RSP Permian, Inc. *	121,749	4,376,877
Sanchez Energy Corp. *	91,353	579,178
Scorpio Tankers, Inc.	268,102	1,276,165
SEACOR Holdings, Inc. *	25,700	1,452,564
Seadrill Ltd. *(b)	586,200	1,741,014
SemGroup Corp., Class A	80,465	2,330,266
Ship Finance International Ltd. (b)	93,500	1,411,850
Synergy Resources Corp. *	276,312	1,798,791
Teekay Corp. (b)	69,000	427,800
Teekay Tankers Ltd., Class A	181,000	533,950
Tesco Corp.	59,700	394,617
TETRA Technologies, Inc. *	118,074	709,625
Tidewater, Inc. (b)	69,195	295,463
Unit Corp. *	80,078	1,000,975
US Silica Holdings, Inc.	96,700	3,333,249
W&T Offshore, Inc. *	49,000	97,510
Western Refining, Inc.	108,142	2,254,761
Westmoreland Coal Co. *	27,052	258,347
Willbros Group, Inc. *	69,500	142,475
		74,646,933
Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	21,231	824,400
Natural Grocers by Vitamin Cottage, Inc. *	12,600	172,494
Performance Food Group Co. *	57,600	1,580,544
PriceSmart, Inc.	29,500	2,297,460
Security	Number of Shares	Value ($)
Smart & Final Stores, Inc. *	37,600	518,504
SpartanNash, Co.	57,833	1,821,739
SUPERVALU, Inc. *	398,636	1,945,344
The Andersons, Inc.	43,223	1,598,387
The Chefs' Warehouse, Inc. *	28,300	457,045
United Natural Foods, Inc. *	76,082	3,802,578
Village Super Market, Inc., Class A	11,600	367,024
Weis Markets, Inc.	15,800	816,386
		16,201,905
Food, Beverage & Tobacco 1.8%
Alico, Inc.	4,700	139,026
Alliance One International, Inc. *	13,400	231,820
Amplify Snack Brands, Inc. *	45,700	651,682
B&G Foods, Inc.	94,857	4,893,673
Cal-Maine Foods, Inc. (b)	47,616	1,995,110
Calavo Growers, Inc.	23,588	1,551,619
Coca-Cola Bottling Co. Consolidated	7,500	1,068,075
Craft Brew Alliance, Inc. *	13,900	163,186
Darling Ingredients, Inc. *	248,500	3,921,330
Dean Foods Co.	143,200	2,643,472
Farmer Brothers Co. *	13,700	420,179
Fresh Del Monte Produce, Inc.	47,461	2,698,158
Freshpet, Inc. *(b)	34,850	304,589
Inventure Foods, Inc. *	29,000	249,980
J&J Snack Foods Corp.	22,781	2,770,397
John B. Sanfilippo & Son, Inc.	13,100	611,377
Lancaster Colony Corp.	28,656	3,724,134
Landec Corp. *	44,654	513,521
Lifeway Foods, Inc. *	10,100	100,899
Limoneira Co. (b)	17,600	311,344
MGP Ingredients, Inc.	19,647	844,821
National Beverage Corp. *	18,601	1,066,953
Omega Protein Corp. *	33,400	752,168
Primo Water Corp. *	33,600	402,528
Sanderson Farms, Inc.	31,143	2,727,815
Seaboard Corp. *	420	1,230,600
Seneca Foods Corp., Class A *	12,400	485,708
Snyder's-Lance, Inc.	123,510	4,231,453
The Boston Beer Co., Inc., Class A *	14,200	2,596,896
Tootsie Roll Industries, Inc. (b)	29,253	1,086,164
Turning Point Brands, Inc. *	9,200	102,580
Universal Corp.	34,724	2,059,480
Vector Group Ltd.	128,922	2,847,887
		49,398,624
Health Care Equipment & Services 6.1%
AAC Holdings, Inc. *(b)	11,800	267,506
Abaxis, Inc.	34,300	1,696,478
Accuray, Inc. *	112,000	613,760
Aceto Corp.	46,000	1,182,660
Addus HomeCare Corp. *	12,500	235,750
Adeptus Health, Inc., Class A *(b)	19,100	851,287
Air Methods Corp. *	54,300	1,807,647
Almost Family, Inc. *	11,000	437,690
Amedisys, Inc. *	43,900	2,350,845
American Renal Associates Holdings, Inc. *	13,500	321,975

8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	71,400	3,020,220
Analogic Corp.	19,654	1,651,329
AngioDynamics, Inc. *	41,100	681,849
Anika Therapeutics, Inc. *	21,900	1,093,248
AtriCure, Inc. *	46,100	700,259
Atrion Corp.	2,300	1,096,640
Avinger, Inc. *(b)	17,500	86,450
AxoGen, Inc. *	38,300	257,376
BioScrip, Inc. *	170,400	436,224
BioTelemetry, Inc. *	38,700	736,074
Cantel Medical Corp.	55,045	3,685,263
Capital Senior Living Corp. *	44,800	872,704
Cardiovascular Systems, Inc. *	45,900	900,099
Castlight Health, Inc., Class B *	45,673	170,360
Cerus Corp. *(b)	160,500	1,186,095
Chemed Corp.	26,398	3,884,202
Civitas Solutions, Inc. *	23,800	510,034
Community Health Systems, Inc. *	169,800	2,168,346
Computer Programs & Systems, Inc.	17,500	693,700
ConforMIS, Inc. *	56,000	390,320
CONMED Corp.	43,000	1,747,520
Corindus Vascular Robotics, Inc. *	84,000	120,120
CorVel Corp. *	14,500	655,400
Cotiviti Holdings, Inc. *	19,000	458,660
Cross Country Healthcare, Inc. *	49,215	719,523
CryoLife, Inc.	47,300	689,161
Cutera, Inc. *	18,705	201,827
Cynosure, Inc., Class A *	34,944	1,920,522
Diplomat Pharmacy, Inc. *	70,588	2,536,227
Endologix, Inc. *	124,837	1,761,450
Entellus Medical, Inc. *	9,800	175,420
Evolent Health, Inc., Class A *	27,400	644,996
Exactech, Inc. *	15,200	410,856
Genesis Healthcare, Inc. *	48,100	99,086
GenMark Diagnostics, Inc. *	61,000	649,650
Glaukos Corp. *	25,900	905,464
Globus Medical, Inc., Class A *	103,900	2,384,505
Haemonetics Corp. *	79,900	2,422,568
Halyard Health, Inc. *	73,793	2,552,500
HealthEquity, Inc. *	66,834	1,972,940
HealthSouth Corp.	137,000	5,897,850
HealthStream, Inc. *	36,800	891,664
Healthways, Inc. *	48,800	821,792
HeartWare International, Inc. *	25,000	1,448,500
HMS Holdings Corp. *	130,952	2,603,326
ICU Medical, Inc. *	22,500	2,627,100
Imprivata, Inc. *	24,800	474,176
Inogen, Inc. *	24,598	1,321,897
Insulet Corp. *	88,400	3,128,476
Integer Holdings Corp. *	46,900	1,041,649
Integra LifeSciences Holdings Corp. *	46,048	3,880,465
Invacare Corp.	49,211	566,911
InVivo Therapeutics Holdings Corp. *(b)	58,398	378,419
iRadimed Corp. *	4,000	77,440
IRIDEX Corp. *	12,100	196,141
K2M Group Holdings, Inc. *	39,900	668,724
Kindred Healthcare, Inc.	124,623	1,527,878
Landauer, Inc.	13,300	554,876
LeMaitre Vascular, Inc.	22,335	384,162
Security	Number of Shares	Value ($)
LHC Group, Inc. *	22,700	1,027,402
Magellan Health, Inc. *	36,568	2,503,811
Masimo Corp. *	66,100	3,501,317
Medidata Solutions, Inc. *	85,200	4,528,380
Meridian Bioscience, Inc.	64,350	1,245,816
Merit Medical Systems, Inc. *	66,300	1,554,072
Molina Healthcare, Inc. *	66,543	3,780,308
National HealthCare Corp.	15,388	994,065
National Research Corp., Class A	12,500	187,750
Natus Medical, Inc. *	51,000	2,005,830
Neogen Corp. *	56,925	3,139,414
Nevro Corp. *	37,064	3,065,193
Nobilis Health Corp. *(b)	88,191	251,344
Novocure Ltd. *(b)	78,600	591,072
NuVasive, Inc. *	76,100	4,733,420
NxStage Medical, Inc. *	99,200	2,193,312
Omnicell, Inc. *	57,200	2,212,496
OraSure Technologies, Inc. *	87,400	596,068
Orthofix International N.V. *	28,200	1,336,680
Owens & Minor, Inc.	97,200	3,471,012
Oxford Immunotec Global plc *	29,400	236,376
Penumbra, Inc. *	39,200	2,677,752
PharMerica Corp. *	47,100	1,250,976
Press Ganey Holdings, Inc. *	33,886	1,352,729
Quality Systems, Inc.	80,100	983,628
Quidel Corp. *	47,500	1,083,000
Quorum Health Corp. *	46,100	502,029
RadNet, Inc. *	48,000	288,480
Rockwell Medical, Inc. *(b)	78,700	633,535
RTI Surgical, Inc. *	75,200	244,400
Second Sight Medical Products, Inc. *(b)	16,421	66,341
Select Medical Holdings Corp. *	160,711	1,848,176
Senseonics Holdings, Inc. *(b)	45,600	151,392
STAAR Surgical Co. *	51,900	354,996
Surgery Partners, Inc. *	26,200	475,006
Surgical Care Affiliates, Inc. *	41,237	2,144,736
Surmodics, Inc. *	20,400	559,572
Tandem Diabetes Care, Inc. *	25,400	168,402
Team Health Holdings, Inc. *	105,158	4,294,653
Teladoc, Inc. *(b)	32,400	565,056
The Ensign Group, Inc.	79,500	1,709,250
The Providence Service Corp. *	21,100	1,020,607
The Spectranetics Corp. *	63,236	1,465,810
TransEnterix, Inc. *(b)	143,700	193,995
Triple-S Management Corp., Class B *	38,900	966,665
U.S. Physical Therapy, Inc.	19,300	1,150,666
Universal American Corp.	84,202	644,987
Utah Medical Products, Inc.	5,200	338,364
Vascular Solutions, Inc. *	27,136	1,244,728
Veracyte, Inc. *	23,200	114,840
Vocera Communications, Inc. *	37,100	548,709
Wright Medical Group N.V. *	158,961	3,486,015
Zeltiq Aesthetics, Inc. *	55,600	1,887,620
		163,078,484
Household & Personal Products 0.6%
Avon Products, Inc.	681,300	2,772,891
Central Garden & Pet Co. *	7,500	181,950

    9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Central Garden & Pet Co., Class A *	52,500	1,196,475
Elizabeth Arden, Inc. *	36,298	504,542
HRG Group, Inc. *	183,000	2,724,870
Inter Parfums, Inc.	25,400	826,516
Lifevantage Corp. *	21,200	296,588
Medifast, Inc.	17,579	619,133
Natural Health Trends Corp. (b)	12,400	416,516
Nature's Sunshine Products, Inc.	15,000	177,000
Nutraceutical International Corp. *	12,300	315,372
Oil-Dri Corp. of America	6,887	257,918
Orchids Paper Products Co.	15,900	488,289
Revlon, Inc., Class A *	18,602	660,185
Synutra International, Inc. *	23,200	80,968
USANA Health Sciences, Inc. *	7,200	988,704
WD-40 Co.	22,300	2,564,054
		15,071,971
Insurance 2.3%
Ambac Financial Group, Inc. *	66,900	1,216,242
American Equity Investment Life Holding Co.	125,864	2,005,014
AMERISAFE, Inc.	28,135	1,646,742
Argo Group International Holdings Ltd.	47,531	2,466,384
Atlas Financial Holdings, Inc. *	16,900	290,849
Baldwin & Lyons, Inc., Class B	13,000	344,370
Blue Capital Reinsurance Holdings Ltd.	9,100	162,435
Citizens, Inc. *(b)	80,500	672,175
CNO Financial Group, Inc.	277,468	4,819,619
Crawford & Co., Class B	20,800	228,384
Donegal Group, Inc., Class A	10,400	168,168
eHealth, Inc. *	23,600	225,380
EMC Insurance Group, Inc.	14,300	396,539
Employers Holdings, Inc.	49,800	1,420,296
Enstar Group Ltd. *	16,794	2,797,712
FBL Financial Group, Inc., Class A	13,968	871,184
Federated National Holding Co.	20,246	424,154
Fidelity & Guaranty Life (b)	13,400	292,924
Genworth Financial, Inc., Class A *	776,500	2,220,790
Global Indemnity plc *	14,755	443,093
Greenlight Capital Re Ltd., Class A *	42,789	882,737
Hallmark Financial Services, Inc. *	21,200	224,932
HCI Group, Inc.	13,800	416,208
Heritage Insurance Holdings, Inc.	40,462	501,324
Horace Mann Educators Corp.	63,478	2,169,678
Independence Holding Co.	11,248	195,828
Infinity Property & Casualty Corp.	18,092	1,484,268
Investors Title Co.	2,200	221,100
James River Group Holdings Ltd.	21,100	710,226
Kemper Corp.	61,814	2,118,366
Maiden Holdings Ltd.	88,800	1,240,536
MBIA, Inc. *	201,084	1,697,149
National General Holdings Corp.	73,500	1,516,305
National Interstate Corp.	12,498	405,310
National Western Life Group, Inc., Class A	3,494	660,855
OneBeacon Insurance Group Ltd., Class A	33,400	467,934
Security	Number of Shares	Value ($)
Patriot National, Inc. *(b)	15,800	124,662
Primerica, Inc.	74,800	3,852,948
RLI Corp.	58,920	4,016,576
Safety Insurance Group, Inc.	22,770	1,450,449
Selective Insurance Group, Inc.	88,414	3,462,292
State Auto Financial Corp.	24,726	558,313
State National Cos., Inc.	46,500	507,780
Stewart Information Services Corp.	34,100	1,459,821
The Navigators Group, Inc.	16,470	1,542,745
Third Point Reinsurance Ltd. *	105,060	1,322,705
Trupanion, Inc. *(b)	21,900	330,252
United Fire Group, Inc.	32,300	1,356,600
United Insurance Holdings Corp.	24,400	386,984
Universal Insurance Holdings, Inc.	48,122	1,046,172
WMIH Corp. *(b)	313,200	757,944
		60,201,453
Materials 4.7%
A. Schulman, Inc.	45,609	1,336,800
AEP Industries, Inc.	5,800	466,668
AgroFresh Solutions, Inc. *(b)	35,000	225,750
AK Steel Holding Corp. *	357,900	2,347,824
Allegheny Technologies, Inc. (b)	168,700	3,004,547
American Vanguard Corp.	42,700	635,376
Ampco-Pittsburgh Corp.	14,400	190,224
Axiall Corp.	108,121	3,530,151
Balchem Corp.	47,200	3,014,664
Boise Cascade Co. *	60,800	1,651,936
Calgon Carbon Corp.	79,785	1,101,033
Carpenter Technology Corp.	71,844	2,819,877
Century Aluminum Co. *	73,400	557,106
Chase Corp.	10,300	624,077
Chemtura Corp. *	100,385	2,819,815
Clearwater Paper Corp. *	27,200	1,711,152
Cliffs Natural Resources, Inc. *	272,159	2,152,778
Codexis, Inc. *	53,500	232,725
Coeur Mining, Inc. *	248,313	3,804,155
Commercial Metals Co.	175,700	2,906,078
Deltic Timber Corp.	16,721	1,152,411
Ferro Corp. *	128,800	1,669,248
Ferroglobe plc	108,500	1,011,220
Flotek Industries, Inc. *	78,900	1,120,380
FutureFuel Corp.	40,400	462,984
GCP Applied Technologies, Inc. *	109,400	3,011,782
Gold Resource Corp.	81,400	457,468
Greif, Inc., Class A	39,794	1,596,933
Greif, Inc., Class B	8,700	460,839
H.B. Fuller Co.	76,694	3,570,873
Handy & Harman Ltd. *	4,800	133,776
Hawkins, Inc.	15,500	662,470
Haynes International, Inc.	21,325	809,923
Headwaters, Inc. *	111,400	2,215,746
Hecla Mining Co.	592,540	3,845,585
Ingevity Corp. *	65,700	2,514,339
Innophos Holdings, Inc.	30,300	1,304,718
Innospec, Inc.	37,900	1,905,233
Kaiser Aluminum Corp.	27,743	2,298,507
KapStone Paper & Packaging Corp.	135,303	1,932,127
KMG Chemicals, Inc.	12,600	346,374
Koppers Holdings, Inc. *	30,900	977,058

10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kraton Performance Polymers, Inc. *	46,235	1,382,889
Kronos Worldwide, Inc.	30,700	173,455
Louisiana-Pacific Corp. *	216,772	4,378,794
LSB Industries, Inc. *	28,000	324,240
Materion Corp.	31,829	840,604
Minerals Technologies, Inc.	53,222	3,473,268
Multi Packaging Solutions International Ltd. *	29,600	429,792
Myers Industries, Inc.	34,900	521,755
Neenah Paper, Inc.	25,753	1,942,549
Olin Corp.	254,848	5,326,323
Olympic Steel, Inc.	12,200	349,652
OMNOVA Solutions, Inc. *	65,700	622,179
P.H. Glatfelter Co.	69,400	1,433,804
PolyOne Corp.	128,076	4,491,625
Quaker Chemical Corp.	20,100	1,922,766
Rayonier Advanced Materials, Inc.	69,342	954,839
Real Industry, Inc. *	32,714	256,478
Ryerson Holding Corp. *	14,000	202,160
Schnitzer Steel Industries, Inc., Class A	37,800	736,722
Schweitzer-Mauduit International, Inc.	48,000	1,814,880
Sensient Technologies Corp.	68,414	5,051,006
Stepan Co.	30,800	1,980,748
Stillwater Mining Co. *	182,900	2,798,370
Summit Materials, Inc., Class A *	116,381	2,576,675
SunCoke Energy, Inc.	96,800	738,584
TerraVia Holdings, Inc. *(b)	111,500	282,095
The Chemours Co.	283,100	2,632,830
TimkenSteel Corp.	63,644	637,713
Trecora Resources *	27,400	313,182
Tredegar Corp.	35,100	621,270
Trinseo S.A.	44,400	2,210,676
Tronox Ltd., Class A	90,200	585,398
UFP Technologies, Inc. *	9,900	226,611
United States Lime & Minerals, Inc.	2,700	170,100
US Concrete, Inc. *	21,700	1,399,650
Valhi, Inc. (b)	25,000	46,500
Worthington Industries, Inc.	73,817	3,270,831
		125,713,743
Media 1.8%
AMC Entertainment Holdings, Inc., Class A	31,500	926,730
Carmike Cinemas, Inc. *	37,900	1,168,078
Central European Media Enterprises Ltd., Class A *(b)	109,100	252,021
Daily Journal Corp. *	2,000	456,800
DreamWorks Animation SKG, Inc., Class A *	119,330	4,888,950
Entercom Communications Corp., Class A	43,000	628,230
Entravision Communications Corp., Class A	98,600	715,836
Eros International plc *(b)	41,690	725,823
Gannett Co., Inc.	179,800	2,294,248
Global Eagle Entertainment, Inc. *	77,200	633,040
Gray Television, Inc. *	100,493	994,881
Hemisphere Media Group, Inc. *(b)	12,300	156,087
Security	Number of Shares	Value ($)
IMAX Corp. *	93,600	2,956,824
Liberty Braves Group, Class A *	14,200	234,158
Liberty Braves Group, Class C *	48,500	775,030
Liberty Media Group, Class A *	35,000	794,500
Liberty Media Group, Class C *	70,000	1,569,400
Loral Space & Communications, Inc. *	20,500	720,165
MDC Partners, Inc., Class A	78,880	1,006,509
Media General, Inc. *	166,886	2,935,525
Meredith Corp.	55,700	3,034,536
MSG Networks, Inc., Class A *	90,400	1,450,920
National CineMedia, Inc.	95,700	1,491,006
New Media Investment Group, Inc.	60,882	1,075,176
Nexstar Broadcasting Group, Inc., Class A (b)	46,155	2,333,135
Radio One, Inc., Class D *	41,200	131,840
Reading International, Inc., Class A *	23,000	316,250
Saga Communications, Inc., Class A	6,400	262,528
Salem Media Group, Inc.	21,000	158,970
Scholastic Corp.	41,569	1,708,486
Sinclair Broadcast Group, Inc., Class A	100,902	2,807,094
The E.W. Scripps Co., Class A *	89,271	1,514,036
The New York Times Co., Class A	206,651	2,682,330
Time, Inc.	155,186	2,534,187
Townsquare Media, Inc., Class A *	10,100	82,618
tronc, Inc.	37,517	562,380
World Wrestling Entertainment, Inc., Class A (b)	55,400	1,094,150
		48,072,477
Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Accelerate Diagnostics, Inc. *(b)	33,200	652,380
Acceleron Pharma, Inc. *	42,727	1,449,300
AcelRx Pharmaceuticals, Inc. *(b)	57,300	207,999
Achillion Pharmaceuticals, Inc. *	184,789	1,530,053
Aclaris Therapeutics, Inc. *(b)	16,100	317,170
Acorda Therapeutics, Inc. *	64,639	1,634,074
Adamas Pharmaceuticals, Inc. *	27,472	414,827
Aduro Biotech, Inc. *(b)	55,181	810,057
Advaxis, Inc. *(b)	44,111	367,886
Adverum Biotechnologies, Inc. *	28,209	102,117
Aerie Pharmaceuticals, Inc. *	37,544	651,388
Agenus, Inc. *	110,054	610,800
Agile Therapeutics, Inc. *	13,462	94,234
Aimmune Therapeutics, Inc. *	40,500	485,595
Akebia Therapeutics, Inc. *	52,447	469,401
Albany Molecular Research, Inc. *(b)	40,600	586,264
Alder Biopharmaceuticals, Inc. *	72,346	2,322,307
AMAG Pharmaceuticals, Inc. *	54,731	1,452,013
Amicus Therapeutics, Inc. *	198,404	1,333,275
Amphastar Pharmaceuticals, Inc. *	53,126	859,579
Ampio Pharmaceuticals, Inc. *(b)	70,600	69,894
Anavex Life Sciences Corp. *(b)	51,200	196,608
ANI Pharmaceuticals, Inc. *	13,500	818,100
Anthera Pharmaceuticals, Inc. *	51,939	159,972
Applied Genetic Technologies Corp. *	17,400	261,522

    11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Aratana Therapeutics, Inc. *	43,300	328,647
Ardelyx, Inc. *	36,240	387,043
Arena Pharmaceuticals, Inc. *	365,000	609,550
Argos Therapeutics, Inc. *	22,200	116,772
ARIAD Pharmaceuticals, Inc. *	264,200	2,512,542
Array BioPharma, Inc. *	220,479	824,591
Arrowhead Pharmaceuticals, Inc. *(b)	98,400	586,464
Asterias Biotherapeutics, Inc. *	15,125	45,224
Atara Biotherapeutics, Inc. *	36,043	865,032
Athersys, Inc. *(b)	120,200	266,844
Avexis, Inc. *(b)	7,000	263,410
Axovant Sciences Ltd. *(b)	37,600	556,480
Axsome Therapeutics, Inc. *	17,700	138,414
Bellicum Pharmaceuticals, Inc. *(b)	32,800	520,864
Bio-Path Holdings, Inc. *(b)	131,200	223,040
BioCryst Pharmaceuticals, Inc. *	116,000	419,920
BioSpecifics Technologies Corp. *	8,000	324,000
BioTime, Inc. *(b)	83,500	260,520
Bluebird Bio, Inc. *	57,200	3,270,696
Blueprint Medicines Corp. *	31,164	689,036
Cambrex Corp. *	48,900	2,562,849
Cara Therapeutics, Inc. *	27,617	163,769
Catalent, Inc. *	153,299	3,915,256
Celldex Therapeutics, Inc. *	159,500	736,890
Cellular Biomedicine Group, Inc. *	22,709	338,137
Cempra, Inc. *(b)	64,178	1,153,279
Cepheid *	113,800	4,020,554
ChemoCentryx, Inc. *	32,000	150,400
Chimerix, Inc. *	72,386	288,820
ChromaDex Corp. *(b)	44,800	179,200
Cidara Therapeutics, Inc. *	17,159	204,021
Clovis Oncology, Inc. *	51,200	731,136
Coherus Biosciences, Inc. *	45,961	1,166,950
Collegium Pharmaceutical, Inc. *	21,336	258,806
Concert Pharmaceuticals, Inc. *	21,722	249,586
Corcept Therapeutics, Inc. *	116,906	678,055
Curis, Inc. *	158,654	266,539
Cytokinetics, Inc. *	57,100	634,952
CytomX Therapeutics, Inc. *	31,800	319,908
CytRx Corp. *(b)	126,000	81,900
Depomed, Inc. *	94,100	1,785,077
Dermira, Inc. *	37,400	1,255,144
Dimension Therapeutics, Inc. *	13,100	93,272
Durect Corp. *	163,276	316,755
Dynavax Technologies Corp. *	58,300	899,569
Eagle Pharmaceuticals, Inc. *(b)	12,424	535,971
Edge Therapeutics, Inc. *	27,900	270,630
Editas Medicine, Inc. *(b)	10,300	264,916
Egalet Corp. *(b)	35,600	263,084
Eiger BioPharmaceuticals, Inc. *(b)	5,600	108,920
Emergent BioSolutions, Inc. *	49,700	1,659,483
Enanta Pharmaceuticals, Inc. *	26,322	591,982
Endocyte, Inc. *	50,400	160,272
Enzo Biochem, Inc. *	61,100	425,867
Epizyme, Inc. *	65,259	676,083
Esperion Therapeutics, Inc. *	18,670	202,756
Exact Sciences Corp. *(b)	146,262	2,542,034
Exelixis, Inc. *	351,372	3,225,595
FibroGen, Inc. *	82,209	1,572,658
Five Prime Therapeutics, Inc. *	41,600	2,108,704
Flex Pharma, Inc. *	19,700	233,445
Security	Number of Shares	Value ($)
Flexion Therapeutics, Inc. *	35,943	595,216
Fluidigm Corp. *	43,100	454,705
Fortress Biotech, Inc. *(b)	56,900	172,407
Foundation Medicine, Inc. *(b)	20,500	479,085
Galena Biopharma, Inc. *(b)	265,000	117,819
Genomic Health, Inc. *	26,700	775,101
Geron Corp. *(b)	247,200	662,496
Global Blood Therapeutics, Inc. *(b)	21,800	389,784
GlycoMimetics, Inc. *	19,600	163,660
Halozyme Therapeutics, Inc. *	164,000	1,630,160
Heron Therapeutics, Inc. *	50,560	840,307
Heska Corp. *	8,091	344,272
Horizon Pharma plc *	248,900	4,801,281
Idera Pharmaceuticals, Inc. *(b)	111,929	192,518
Ignyta, Inc. *	35,845	197,506
Immune Design, Corp. *	16,243	124,584
ImmunoGen, Inc. *(b)	125,500	348,890
Immunomedics, Inc. *(b)	132,600	351,390
Impax Laboratories, Inc. *	113,100	3,553,602
INC Research Holdings, Inc., Class A *	63,500	2,826,385
Infinity Pharmaceuticals, Inc. *	67,500	113,400
Innoviva, Inc. (b)	130,100	1,674,387
Inotek Pharmaceuticals Corp. *	27,800	263,544
Inovio Pharmaceuticals, Inc. *(b)	99,262	980,709
Insmed, Inc. *	93,214	1,067,300
Insys Therapeutics, Inc. *(b)	37,079	580,286
Intellia Therapeutics, Inc. *(b)	10,700	202,444
Intersect ENT, Inc. *	39,868	631,509
Intra-Cellular Therapies, Inc. *	53,000	2,162,400
Invitae Corp. *(b)	35,700	313,089
Ironwood Pharmaceuticals, Inc. *	196,700	2,779,371
Karyopharm Therapeutics, Inc. *	33,263	245,481
Keryx Biopharmaceuticals, Inc. *(b)	123,934	912,154
Kite Pharma, Inc. *(b)	60,442	3,422,830
La Jolla Pharmaceutical Co. *	21,579	366,843
Lannett Co., Inc. *	41,300	1,289,386
Lexicon Pharmaceuticals, Inc. *(b)	68,300	1,114,656
Ligand Pharmaceuticals, Inc. *	29,243	3,944,296
Lion Biotechnologies, Inc. *	82,372	728,168
Lipocine, Inc. *(b)	26,100	96,309
Loxo Oncology, Inc. *	20,600	529,832
Luminex Corp. *	64,200	1,375,806
MacroGenics, Inc. *	50,449	1,543,235
MannKind Corp. *	502,884	497,855
Medgenics, Inc. *	44,012	253,949
MediciNova, Inc. *(b)	46,400	287,680
Merrimack Pharmaceuticals, Inc. *	182,500	1,058,500
MiMedx Group, Inc. *(b)	155,650	1,165,818
Minerva Neurosciences, Inc. *	25,000	277,500
Mirati Therapeutics, Inc. *	18,048	83,743
Momenta Pharmaceuticals, Inc. *	95,786	1,078,550
MyoKardia, Inc. *	20,400	360,468
Myriad Genetics, Inc. *	105,786	3,277,250
NanoString Technologies, Inc. *	24,100	327,519
NantKwest, Inc. *(b)	27,900	190,557
Natera, Inc. *	40,300	527,930
Nektar Therapeutics *	195,471	3,379,694
NeoGenomics, Inc. *	89,888	783,823
Neos Therapeutics, Inc. *	21,500	189,845
NewLink Genetics Corp. *	33,100	350,198
Novavax, Inc. *	420,621	3,078,946

12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ocular Therapeutix, Inc. *	18,570	81,151
Omeros Corp. *(b)	57,100	671,496
OncoMed Pharmaceuticals, Inc. *	24,500	297,185
Ophthotech Corp. *	47,243	3,034,890
Organovo Holdings, Inc. *(b)	154,441	661,007
Osiris Therapeutics, Inc. *(b)	30,400	152,000
Otonomy, Inc. *	38,439	551,984
OvaScience, Inc. *	56,701	285,773
Pacific Biosciences of California, Inc. *	117,800	1,007,190
Pacira Pharmaceuticals, Inc. *	55,400	2,008,250
Paratek Pharmaceuticals, Inc. *	25,108	323,140
PAREXEL International Corp. *	81,380	5,440,253
PDL BioPharma, Inc.	239,600	843,392
Pfenex, Inc. *	23,397	188,814
PharmAthene, Inc. *	99,400	254,464
Phibro Animal Health Corp., Class A	25,500	526,065
Portola Pharmaceuticals, Inc. *	77,700	2,017,092
PRA Health Sciences, Inc. *	36,900	1,711,422
Prestige Brands Holdings, Inc. *	80,900	4,328,150
Progenics Pharmaceuticals Inc *	102,600	600,210
Proteostasis Therapeutics, Inc. *	10,000	111,000
Prothena Corp. plc *	53,553	2,948,093
PTC Therapeutics, Inc. *	53,136	317,222
Puma Biotechnology, Inc. *	38,200	1,905,798
Radius Health, Inc. *(b)	50,314	2,370,796
Raptor Pharmaceutical Corp. *	139,565	822,038
Reata Pharmaceuticals, Inc., Class A *(b)	9,100	145,873
REGENXBIO, Inc. *	31,000	253,270
Regulus Therapeutics, Inc. *	61,781	220,558
Relypsa, Inc. *	58,724	1,875,645
Repligen Corp. *	52,100	1,490,060
Retrophin, Inc. *	55,293	991,403
Revance Therapeutics, Inc. *	28,408	383,224
Rigel Pharmaceuticals, Inc. *	153,400	351,286
Sage Therapeutics, Inc. *	41,095	1,843,522
Sagent Pharmaceuticals, Inc. *	37,269	808,365
Sangamo BioSciences, Inc. *	113,700	719,721
Sarepta Therapeutics, Inc. *(b)	68,900	1,741,792
SciClone Pharmaceuticals, Inc. *	78,000	823,680
Seres Therapeutics, Inc. *(b)	27,600	301,944
Sorrento Therapeutics, Inc. *(b)	39,855	250,688
Spark Therapeutics, Inc. *	29,400	1,703,436
Spectrum Pharmaceuticals, Inc. *	109,900	755,013
Stemline Therapeutics, Inc. *	26,000	192,400
Sucampo Pharmaceuticals, Inc., Class A *	40,218	472,562
Supernus Pharmaceuticals, Inc. *	72,800	1,617,616
Syndax Pharmaceuticals, Inc. *	10,100	125,442
Synergy Pharmaceuticals, Inc. *	281,400	1,148,112
Synthetic Biologics, Inc. *(b)	118,100	206,675
T2 Biosystems, Inc. *(b)	21,600	122,256
Teligent, Inc. *(b)	58,900	478,268
TESARO, Inc. *	41,300	3,850,812
Tetraphase Pharmaceuticals, Inc. *	52,053	209,253
TG Therapeutics, Inc. *(b)	59,050	348,986
The Medicines Co. *	103,928	4,064,624
TherapeuticsMD, Inc. *	225,855	1,754,893
Theravance Biopharma, Inc. *	53,700	1,369,887
Titan Pharmaceuticals, Inc. *(b)	30,100	149,296
Security	Number of Shares	Value ($)
Tobira Therapeutics, Inc. *	14,029	60,465
Tokai Pharmaceuticals, Inc. *(b)	15,000	18,900
Trevena, Inc. *	70,634	442,875
Trovagene, Inc. *(b)	35,347	199,004
Ultragenyx Pharmaceutical, Inc. *	55,941	3,539,946
Vanda Pharmaceuticals, Inc. *	60,600	690,840
Versartis, Inc. *	43,335	498,352
Vitae Pharmaceuticals, Inc. *	40,978	436,416
Vital Therapies, Inc. *(b)	35,847	222,968
Voyager Therapeutics, Inc. *	18,900	278,586
vTv Therapeutics, Inc., Class A *	7,000	39,620
WaVe Life Sciences Ltd. *	11,500	222,065
XBiotech, Inc. *(b)	27,238	388,686
Xencor, Inc. *	49,428	936,166
Zafgen, Inc. *	44,572	135,499
ZIOPHARM Oncology, Inc. *(b)	177,164	861,017
Zogenix, Inc. *	40,225	367,254
		204,455,652
Real Estate 9.8%
Acadia Realty Trust	106,357	4,005,405
AG Mortgage Investment Trust, Inc.	41,300	618,674
Agree Realty Corp.	35,000	1,775,200
Alexander & Baldwin, Inc.	76,360	3,008,584
Alexander's, Inc.	3,341	1,434,191
Altisource Portfolio Solutions S.A. *	19,887	462,572
Altisource Residential Corp.	87,800	842,880
American Assets Trust, Inc.	58,200	2,670,216
American Capital Mortgage Investment Corp.	76,700	1,254,812
Anworth Mortgage Asset Corp.	149,900	737,508
Apollo Commercial Real Estate Finance, Inc.	87,700	1,425,125
Apollo Residential Mortgage, Inc.	50,875	690,374
Ares Commercial Real Estate Corp.	41,900	532,130
Armada Hoffler Properties, Inc.	51,600	772,452
ARMOUR Residential REIT, Inc.	57,729	1,228,473
Ashford Hospitality Prime, Inc.	42,487	639,004
Ashford Hospitality Trust, Inc.	128,682	766,945
AV Homes, Inc. *	24,800	355,136
Bluerock Residential Growth REIT, Inc.	26,308	350,423
Capstead Mortgage Corp.	145,829	1,450,999
CareTrust REIT, Inc.	88,865	1,284,099
CatchMark Timber Trust, Inc., Class A	57,209	692,801
CBL & Associates Properties, Inc.	259,200	3,185,568
Cedar Realty Trust, Inc.	124,200	998,568
Chatham Lodging Trust	61,234	1,468,391
Chesapeake Lodging Trust	93,585	2,364,893
City Office REIT, Inc.	28,800	390,528
Colony Capital, Inc., Class A	175,026	3,111,962
Colony Starwood Homes	99,500	3,259,620
Community Healthcare Trust, Inc.	19,900	457,501
Consolidated-Tomoka Land Co.	7,600	371,868
CorEnergy Infrastructure Trust, Inc.	19,500	573,690
CoreSite Realty Corp.	51,700	4,266,801
Cousins Properties, Inc.	309,701	3,295,219
CYS Investments, Inc.	246,361	2,204,931
DiamondRock Hospitality Co.	306,017	3,005,087
DuPont Fabros Technology, Inc.	114,924	5,496,815

    13

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dynex Capital, Inc.	77,200	541,944
Easterly Government Properties, Inc.	49,500	1,014,255
EastGroup Properties, Inc.	48,190	3,547,748
Education Realty Trust, Inc.	98,513	4,742,416
Farmland Partners, Inc. (b)	18,200	214,396
FelCor Lodging Trust, Inc.	226,213	1,436,453
First Industrial Realty Trust, Inc.	176,437	5,199,598
First Potomac Realty Trust	90,700	916,977
Forestar Group, Inc. *	49,700	610,316
Four Corners Property Trust, Inc.	93,300	2,025,543
Franklin Street Properties Corp.	148,965	1,909,731
FRP Holdings, Inc. *	12,700	462,026
Getty Realty Corp.	39,459	896,508
Gladstone Commercial Corp.	34,300	624,260
Global Net Lease, Inc.	262,400	2,290,752
Government Properties Income Trust	106,447	2,539,825
Gramercy Property Trust	640,968	6,403,270
Great Ajax Corp.	19,800	274,230
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,845	1,368,404
Healthcare Realty Trust, Inc.	174,181	6,298,385
Hersha Hospitality Trust	62,925	1,189,283
HFF, Inc., Class A	58,900	1,661,569
Hudson Pacific Properties, Inc.	141,411	4,781,106
Independence Realty Trust, Inc.	62,909	568,697
InfraREIT, Inc.	61,400	1,084,324
Invesco Mortgage Capital, Inc.	166,006	2,390,486
Investors Real Estate Trust	187,002	1,237,953
iStar, Inc. *	109,700	1,136,492
Kennedy-Wilson Holdings, Inc.	133,887	2,818,321
Kite Realty Group Trust	126,739	3,854,133
Ladder Capital Corp.	57,222	747,319
LaSalle Hotel Properties	168,579	4,644,351
Lexington Realty Trust	349,974	3,804,217
LTC Properties, Inc.	55,251	2,957,586
Mack-Cali Realty Corp.	135,100	3,809,820
Marcus & Millichap, Inc. *	19,579	524,521
Medical Properties Trust, Inc.	357,567	5,613,802
Monmouth Real Estate Investment Corp.	96,200	1,329,484
Monogram Residential Trust, Inc.	260,924	2,794,496
National Health Investors, Inc.	57,368	4,507,404
National Storage Affiliates Trust	53,821	1,150,155
New Residential Investment Corp.	344,797	4,713,375
New Senior Investment Group, Inc.	119,769	1,436,030
New York Mortgage Trust, Inc.	175,200	1,145,808
New York REIT, Inc.	249,088	2,376,300
NexPoint Residential Trust, Inc.	30,669	597,739
NorthStar Realty Europe Corp.	93,800	867,650
One Liberty Properties, Inc.	18,700	467,874
Orchid Island Capital, Inc. (b)	36,959	412,462
Owens Realty Mortgage, Inc.	14,500	242,440
Parkway Properties, Inc.	128,593	2,233,660
Pebblebrook Hotel Trust	109,500	3,246,675
Pennsylvania Real Estate Investment Trust	106,167	2,700,889
PennyMac Mortgage Investment Trust	99,621	1,616,849
Physicians Realty Trust	200,350	4,351,602
Potlatch Corp.	64,603	2,471,065
Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	29,997	446,055
PS Business Parks, Inc.	29,938	3,319,825
QTS Realty Trust, Inc., Class A	71,987	4,121,256
RAIT Financial Trust	154,400	489,448
Ramco-Gershenson Properties Trust	120,921	2,399,073
RE/MAX Holdings, Inc., Class A	26,200	1,134,984
Redwood Trust, Inc.	126,500	1,805,155
Resource Capital Corp.	49,037	667,394
Retail Opportunity Investments Corp.	162,747	3,715,514
Rexford Industrial Realty, Inc.	98,116	2,242,932
RLJ Lodging Trust	195,135	4,632,505
Ryman Hospitality Properties, Inc.	67,385	3,789,732
Sabra Health Care REIT, Inc.	102,796	2,457,852
Saul Centers, Inc.	15,800	1,061,286
Select Income REIT	94,928	2,635,201
Seritage Growth Properties, Class A (b)	38,500	1,927,310
Silver Bay Realty Trust Corp.	56,433	1,016,923
STAG Industrial, Inc.	105,900	2,687,742
Stratus Properties, Inc. *	9,200	161,828
Summit Hotel Properties, Inc.	137,500	1,949,750
Sunstone Hotel Investors, Inc.	333,354	4,433,608
Tejon Ranch Co. *	19,092	501,547
Terreno Realty Corp.	67,900	1,891,015
The GEO Group, Inc.	116,880	4,045,217
The RMR Group, Inc., Class A	11,919	405,782
The St. Joe Co. *	76,600	1,411,738
Tier REIT, Inc.	73,000	1,272,390
Trinity Place Holdings, Inc. *(b)	28,900	234,957
UMH Properties, Inc.	31,900	394,284
United Development Funding IV (a)(b)(e)	44,425	113,728
Universal Health Realty Income Trust	19,444	1,160,224
Urban Edge Properties	136,387	4,079,335
Urstadt Biddle Properties, Inc., Class A	41,274	1,019,468
Washington Real Estate Investment Trust	112,082	3,843,292
Western Asset Mortgage Capital Corp.	61,056	600,791
Whitestone REIT	41,700	674,289
WP Glimcher, Inc.	286,000	3,626,480
Xenia Hotels & Resorts, Inc.	156,362	2,808,262
		261,430,591
Retailing 3.7%
1-800-Flowers.com, Inc., Class A *	34,800	317,724
Aaron's, Inc.	100,400	2,404,580
Abercrombie & Fitch Co., Class A	104,363	2,161,358
America's Car-Mart, Inc. *(b)	11,500	403,420
American Eagle Outfitters, Inc.	256,815	4,602,125
Asbury Automotive Group, Inc. *	30,985	1,883,888
Ascena Retail Group, Inc. *	260,163	2,115,125
Barnes & Noble Education, Inc. *	60,395	698,166
Barnes & Noble, Inc.	96,110	1,257,119
Big 5 Sporting Goods Corp.	32,284	340,919
Big Lots, Inc.	68,610	3,648,680

14

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Blue Nile, Inc.	19,000	552,140
Boot Barn Holdings, Inc. *	21,411	230,382
Build-A-Bear Workshop, Inc. *	25,700	350,291
Caleres, Inc.	68,275	1,796,998
Chico's FAS, Inc.	187,851	2,256,091
Citi Trends, Inc.	24,846	414,431
Conn's, Inc. *(b)	35,300	250,983
Core-Mark Holding Co., Inc.	72,282	3,538,927
Destination XL Group, Inc. *	56,400	291,024
DSW, Inc., Class A	102,000	2,474,520
Duluth Holdings, Inc., Class B *	12,300	305,040
Etsy, Inc. *	161,863	1,628,342
Express, Inc. *	115,898	1,733,834
Five Below, Inc. *	82,300	4,198,123
Francesca's Holdings Corp. *	66,500	845,215
Fred's, Inc., Class A	60,300	958,167
FTD Cos., Inc. *	28,097	711,135
Gaia, Inc. *	19,900	162,583
Genesco, Inc. *	31,944	2,217,552
GNC Holdings, Inc., Class A	105,000	2,143,050
Group 1 Automotive, Inc.	32,300	2,012,936
Guess?, Inc.	94,900	1,396,928
Haverty Furniture Cos., Inc.	30,300	558,429
Hibbett Sports, Inc. *	34,275	1,196,883
HSN, Inc.	49,955	2,555,698
Kirkland's, Inc. *	27,800	423,672
Lands' End, Inc. *(b)	24,200	343,882
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	2,646,566
Lithia Motors, Inc., Class A	36,737	3,170,036
Lumber Liquidators Holdings, Inc. *(b)	39,398	592,152
MarineMax, Inc. *	37,700	761,540
Mattress Firm Holding Corp. *(b)	26,116	779,301
Monro Muffler Brake, Inc.	48,546	3,039,951
Nutrisystem, Inc.	46,448	1,373,932
Office Depot, Inc. *	851,700	2,946,882
Ollie's Bargain Outlet Holdings, Inc. *	30,900	807,726
Outerwall, Inc.	25,600	1,348,096
Overstock.com, Inc. *	15,500	252,650
Party City Holdco, Inc. *	43,516	697,126
PetMed Express, Inc.	29,500	611,535
Pier 1 Imports, Inc.	122,700	628,224
Rent-A-Center, Inc.	77,785	840,078
Restoration Hardware Holdings, Inc. *	59,341	1,828,296
Sears Holdings Corp. *(b)	17,600	271,216
Sears Hometown & Outlet Stores, Inc. *	16,800	115,584
Select Comfort Corp. *	71,112	1,696,732
Shoe Carnival, Inc.	24,850	653,804
Shutterfly, Inc. *	54,047	2,874,760
Sonic Automotive, Inc., Class A	43,174	784,903
Sportsman's Warehouse Holdings, Inc. *	32,300	328,814
Stage Stores, Inc.	46,827	277,684
Stein Mart, Inc.	44,300	380,980
Tailored Brands, Inc.	72,769	1,066,066
The Buckle, Inc. (b)	43,064	1,179,523
The Cato Corp., Class A	37,104	1,327,210
The Children's Place, Inc.	28,090	2,347,762
Security	Number of Shares	Value ($)
The Container Store Group, Inc. *	25,200	139,356
The Finish Line, Inc., Class A	63,619	1,382,441
Tile Shop Holdings, Inc. *	49,900	850,795
Tilly's, Inc., Class A *	12,600	71,694
Tuesday Morning Corp. *	65,800	519,162
Vitamin Shoppe, Inc. *	39,400	1,152,844
Wayfair, Inc., Class A *(b)	48,598	2,114,013
West Marine, Inc. *	24,500	214,620
Weyco Group, Inc.	9,100	254,254
Winmark Corp.	3,000	301,710
Zumiez, Inc. *	30,100	511,098
		98,521,476
Semiconductors & Semiconductor Equipment 3.4%
Acacia Communications, Inc. *(b)	8,000	520,240
Advanced Energy Industries, Inc. *	63,837	2,599,443
Advanced Micro Devices, Inc. *	1,012,643	6,946,731
Alpha & Omega Semiconductor Ltd. *	28,000	400,120
Ambarella, Inc. *(b)	48,400	2,806,232
Amkor Technology, Inc. *	152,118	956,822
Applied Micro Circuits Corp. *	116,965	769,630
Axcelis Technologies, Inc. *	47,100	503,970
Brooks Automation, Inc.	104,131	1,304,761
Cabot Microelectronics Corp.	38,700	2,036,394
Cavium, Inc. *	84,900	3,962,283
CEVA, Inc. *	32,336	972,020
Cirrus Logic, Inc. *	96,600	4,693,794
Cohu, Inc.	36,800	388,608
Diodes, Inc. *	59,781	1,106,546
DSP Group, Inc. *	31,400	340,062
Entegris, Inc. *	211,600	3,616,244
Exar Corp. *	58,500	490,230
Fairchild Semiconductor International, Inc. *	173,442	3,423,745
FormFactor, Inc. *	106,491	995,691
GigPeak, Inc. *	73,600	139,104
Inphi Corp. *	60,433	2,126,033
Integrated Device Technology, Inc. *	208,589	4,586,872
Intersil Corp., Class A	202,300	3,091,144
IXYS Corp.	42,600	466,044
Kopin Corp. *	95,000	221,350
Lattice Semiconductor Corp. *	176,100	1,058,361
MACOM Technology Solutions Holdings, Inc. *	36,753	1,452,111
MaxLinear, Inc., Class A *	87,860	1,916,227
Microsemi Corp. *	175,321	6,837,519
MKS Instruments, Inc.	81,289	3,713,282
Monolithic Power Systems, Inc.	60,100	4,370,472
Nanometrics, Inc. *	40,600	813,624
NeoPhotonics Corp. *	41,863	525,381
NVE Corp.	6,500	370,760
PDF Solutions, Inc. *	44,800	739,200
Photronics, Inc. *	93,137	899,703
Power Integrations, Inc.	42,262	2,411,892
Rambus, Inc. *	167,300	2,261,896
Rudolph Technologies, Inc. *	46,700	822,854
Semtech Corp. *	100,029	2,542,737
Sigma Designs, Inc. *	48,758	326,679
Silicon Laboratories, Inc. *	66,050	3,519,144
Synaptics, Inc. *	56,400	2,929,980

    15

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tessera Technologies, Inc.	74,759	2,402,754
Ultra Clean Holdings, Inc. *	43,300	276,687
Ultratech, Inc. *	35,200	860,288
Veeco Instruments, Inc. *	64,839	1,087,350
Xcerra Corp. *	84,400	514,840
		92,117,854
Software & Services 8.9%
2U, Inc. *	56,458	1,974,901
8x8, Inc. *	135,500	1,863,125
A10 Networks, Inc. *	68,819	538,165
ACI Worldwide, Inc. *	175,752	3,481,647
Actua Corp. *	56,400	562,872
Acxiom Corp. *	118,200	2,712,690
Alarm.com Holdings, Inc. *	15,700	451,061
ALJ Regional Holdings, Inc. *	28,500	137,655
Amber Road, Inc. *	37,900	334,278
American Software, Inc., Class A	45,000	496,350
Angie's List, Inc. *	62,800	508,052
Apigee Corp. *	24,000	298,560
Appfolio, Inc., Class A *	6,300	101,304
Aspen Technology, Inc. *	127,399	5,336,744
Autobytel, Inc. *	13,500	200,610
AVG Technologies N.V. *	64,858	1,603,938
Bankrate, Inc. *	74,600	594,562
Barracuda Networks, Inc. *	34,500	761,760
Bazaarvoice, Inc. *	107,400	445,710
Benefitfocus, Inc. *	19,790	850,970
Blackbaud, Inc.	72,769	4,864,608
Blackhawk Network Holdings, Inc. *	84,502	2,939,825
Blucora, Inc. *	63,100	644,251
Bottomline Technologies de, Inc. *	63,700	1,344,707
Box, Inc., Class A *(b)	75,700	881,905
Brightcove, Inc. *	49,900	522,453
BroadSoft, Inc. *	45,600	2,044,248
CACI International, Inc., Class A *	37,258	3,551,805
Callidus Software, Inc. *	86,000	1,765,580
Carbonite, Inc. *	26,000	286,260
Cardtronics plc, Class A *	68,000	2,991,320
Care.com, Inc. *	23,800	261,562
Cass Information Systems, Inc.	17,640	916,751
ChannelAdvisor Corp. *	39,100	616,216
Cimpress N.V. *	38,800	3,678,240
CommVault Systems, Inc. *	60,547	3,132,702
comScore, Inc. *	73,649	1,911,192
Convergys Corp.	137,600	3,667,040
Cornerstone OnDemand, Inc. *	78,300	3,381,777
CSG Systems International, Inc.	51,100	2,057,286
Cvent, Inc. *	46,200	1,507,044
Datalink Corp. *	30,100	258,258
DHI Group, Inc. *	76,400	556,956
Digimarc Corp. *(b)	13,600	495,176
EarthLink Holdings Corp.	161,881	1,097,553
Ebix, Inc.	39,400	2,100,808
Ellie Mae, Inc. *	44,500	4,098,895
Endurance International Group Holdings, Inc. *	93,002	835,158
EnerNOC, Inc. *	42,000	314,160
Envestnet, Inc. *	63,754	2,433,490
EPAM Systems, Inc. *	73,883	5,189,542
Security	Number of Shares	Value ($)
Epiq Systems, Inc.	38,200	624,188
EVERTEC, Inc.	94,800	1,630,560
Everyday Health, Inc. *	43,639	356,094
Exa Corp. *	21,600	315,360
ExlService Holdings, Inc. *	50,592	2,504,810
Fair Isaac Corp.	47,541	6,020,592
Five9, Inc. *	50,800	640,588
Fleetmatics Group plc *	59,600	2,560,416
Forrester Research, Inc.	16,017	655,576
Gigamon, Inc. *	50,200	2,345,344
Global Sources Ltd. *	12,000	107,760
Globant S.A. *	39,751	1,677,095
Glu Mobile, Inc. *(b)	170,358	398,638
Gogo, Inc. *(b)	89,100	749,331
GrubHub, Inc. *	124,576	4,723,922
GTT Communications, Inc. *	40,643	834,401
Guidance Software, Inc. *	31,700	186,396
Higher One Holdings, Inc. *	47,400	243,162
Hortonworks, Inc. *	62,800	735,388
HubSpot, Inc. *	44,689	2,439,573
Imperva, Inc. *	44,242	2,084,683
inContact, Inc. *	91,600	1,273,240
Infoblox, Inc. *	87,800	1,643,616
Information Services Group, Inc. *	48,500	183,815
Instructure, Inc. *	16,500	358,710
Interactive Intelligence Group, Inc. *	28,173	1,519,933
Intralinks Holdings, Inc. *	61,600	428,736
j2 Global, Inc.	72,528	4,847,772
Jive Software, Inc. *	82,300	312,740
Limelight Networks, Inc. *	90,900	153,621
Lionbridge Technologies, Inc. *	99,900	450,549
Liquidity Services, Inc. *	37,500	303,000
LivePerson, Inc. *	80,400	536,670
LogMeIn, Inc. *	38,000	3,264,580
ManTech International Corp., Class A	38,700	1,529,037
Marchex, Inc., Class B *	48,200	152,794
Marketo, Inc. *	64,089	2,254,651
MAXIMUS, Inc.	99,517	5,863,542
MeetMe, Inc. *	64,400	414,092
Mentor Graphics Corp.	163,167	3,485,247
MicroStrategy, Inc., Class A *	14,162	2,476,792
MINDBODY, Inc., Class A *	22,000	386,540
Mitek Systems, Inc. *	46,200	348,810
MobileIron, Inc. *	52,736	179,830
Model N, Inc. *	28,300	365,353
MoneyGram International, Inc. *	42,800	297,888
Monotype Imaging Holdings, Inc.	63,400	1,254,686
Monster Worldwide, Inc. *	133,500	337,755
NCI, Inc., Class A	10,000	126,900
NeuStar, Inc., Class A *	83,479	2,102,836
New Relic, Inc. *	33,800	1,164,072
NIC, Inc.	97,400	2,271,368
Numerex Corp., Class A *	21,400	163,282
Park City Group, Inc. *	14,000	136,920
Paycom Software, Inc. *	67,907	3,205,889
Paylocity Holding Corp. *	33,245	1,484,057
Pegasystems, Inc.	53,200	1,484,280
Perficient, Inc. *	53,497	1,188,703
PFSweb, Inc. *	18,923	187,527
Planet Payment, Inc. *	66,200	310,478
Progress Software Corp. *	79,220	2,302,133

16

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Proofpoint, Inc. *	62,900	4,772,223
PROS Holdings, Inc. *	41,600	772,928
Q2 Holdings, Inc. *	39,493	1,172,152
QAD, Inc., Class A	14,100	266,772
Qlik Technologies, Inc. *	144,721	4,370,574
Qualys, Inc. *	39,426	1,237,582
QuinStreet, Inc. *	44,900	162,987
Quotient Technology, Inc. *	99,132	1,255,011
Rapid7, Inc. *	31,100	434,778
RealNetworks, Inc. *	52,657	228,005
RealPage, Inc. *	82,900	2,084,935
Reis, Inc.	11,900	300,832
RetailMeNot, Inc. *	65,800	549,430
Rightside Group Ltd. *	17,500	210,000
RingCentral, Inc., Class A *	90,868	2,092,690
Rosetta Stone, Inc. *	31,000	238,700
Rovi Corp. *	124,536	2,342,522
Sapiens International Corp. N.V.	33,066	422,583
Science Applications International Corp.	65,384	3,972,732
SecureWorks Corp., Class A *(b)	9,300	137,733
ServiceSource International, Inc. *	105,500	476,860
Shutterstock, Inc. *(b)	28,260	1,556,843
Silver Spring Networks, Inc. *	60,200	756,714
SPS Commerce, Inc. *	25,500	1,614,660
Stamps.com, Inc. *(b)	24,800	1,879,964
Sykes Enterprises, Inc. *	60,293	1,850,392
Synchronoss Technologies, Inc. *	63,662	2,377,139
Syntel, Inc. *	49,817	2,257,208
Take-Two Interactive Software, Inc. *	129,712	5,211,828
Tangoe, Inc. *	45,200	365,668
TechTarget, Inc. *	31,700	289,104
Telenav, Inc. *	40,000	199,200
TeleTech Holdings, Inc.	27,200	776,288
The Hackett Group, Inc.	40,800	546,312
The Rubicon Project, Inc. *	57,661	814,173
TiVo, Inc. *	150,203	1,583,140
Travelport Worldwide Ltd.	177,362	2,392,613
TrueCar, Inc. *(b)	87,259	817,617
TubeMogul, Inc. *	29,288	328,318
Unisys Corp. *(b)	77,550	768,521
Varonis Systems, Inc. *	15,900	408,471
VASCO Data Security International, Inc. *	45,900	766,989
Verint Systems, Inc. *	94,860	3,345,712
VirnetX Holding Corp. *(b)	65,700	284,481
Virtusa Corp. *	44,900	1,221,280
Web.com Group, Inc. *	66,800	1,259,848
WebMD Health Corp. *	56,470	3,445,235
Workiva, Inc. *	34,700	483,718
Xactly Corp. *	35,400	439,668
XO Group, Inc. *	39,800	725,554
Xura, Inc. *	37,570	933,614
Zendesk, Inc. *	125,294	3,788,891
Zix Corp. *	88,900	360,934
		237,540,169
Technology Hardware & Equipment 5.1%
3D Systems Corp. *	165,900	2,221,401
ADTRAN, Inc.	79,800	1,452,360
Security	Number of Shares	Value ($)
Aerohive Networks, Inc. *	31,800	232,458
Agilysys, Inc. *	24,000	274,080
Anixter International, Inc. *	44,824	2,746,815
Applied Optoelectronics, Inc. *(b)	23,900	282,976
Avid Technology, Inc. *	43,642	284,109
AVX Corp.	72,454	989,722
Badger Meter, Inc.	21,940	1,530,096
Bel Fuse, Inc., Class B	14,100	288,909
Belden, Inc.	64,108	4,693,347
Benchmark Electronics, Inc. *	75,094	1,760,203
Black Box Corp.	24,092	328,856
CalAmp Corp. *	53,500	759,700
Calix, Inc. *	62,600	483,272
Ciena Corp. *	211,574	4,060,105
Clearfield, Inc. *(b)	16,700	334,167
Coherent, Inc. *	35,689	3,784,818
Comtech Telecommunications Corp.	25,300	330,671
Control4 Corp. *	31,800	276,978
CPI Card Group, Inc. (b)	30,300	143,016
Cray, Inc. *	62,100	1,959,876
CTS Corp.	52,200	997,542
Daktronics, Inc.	59,300	383,671
Diebold, Inc.	95,833	2,706,324
Digi International, Inc. *	33,900	376,629
DTS, Inc. *	24,942	693,138
Eastman Kodak Co. *	25,900	438,746
Electro Rent Corp.	25,200	389,844
Electro Scientific Industries, Inc. *	42,900	290,433
Electronics For Imaging, Inc. *	72,388	3,206,065
EMCORE Corp. *	34,290	222,199
ePlus, Inc. *	9,200	773,812
Extreme Networks, Inc. *	166,900	649,241
Fabrinet *	52,500	1,982,400
FARO Technologies, Inc. *	25,200	878,976
Finisar Corp. *	165,200	3,099,152
Harmonic, Inc. *	123,200	405,328
II-VI, Inc. *	90,100	1,811,010
Immersion Corp. *	46,379	348,306
Infinera Corp. *	215,904	1,891,319
Insight Enterprises, Inc. *	55,100	1,465,660
InterDigital, Inc.	55,700	3,289,085
InvenSense, Inc. *	133,100	902,418
Itron, Inc. *	52,369	2,235,633
Ixia *	90,364	1,039,186
Kimball Electronics, Inc. *	49,900	629,738
Knowles Corp. *	133,397	1,792,856
KVH Industries, Inc. *	30,800	279,356
Littelfuse, Inc.	34,800	4,350,696
Lumentum Holdings, Inc. *	77,700	2,350,425
Maxwell Technologies, Inc. *	50,000	275,000
Mesa Laboratories, Inc.	4,800	555,024
Methode Electronics, Inc.	56,200	1,968,686
MTS Systems Corp.	22,575	1,070,732
NETGEAR, Inc. *	50,000	2,571,500
NetScout Systems, Inc. *	139,600	3,906,008
Nimble Storage, Inc. *	97,277	723,741
Novanta, Inc. *	57,700	906,467
Oclaro, Inc. *(b)	137,300	786,729
OSI Systems, Inc. *	27,700	1,647,319
Park Electrochemical Corp.	32,946	533,725
PC Connection, Inc.	17,700	456,837

    17

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Plantronics, Inc.	50,730	2,447,215
Plexus Corp. *	50,462	2,318,224
Polycom, Inc. *	202,800	2,512,692
Pure Storage, Inc., Class A *	94,300	1,188,180
QLogic Corp. *	128,068	1,987,615
Radisys Corp. *	56,700	273,294
Rofin-Sinar Technologies, Inc. *	45,436	1,435,778
Rogers Corp. *	27,867	1,907,218
Sanmina Corp. *	112,400	2,848,216
ScanSource, Inc. *	40,305	1,653,714
ShoreTel, Inc. *	105,257	772,586
Silicom Ltd.	8,600	311,836
Silicon Graphics International Corp. *	53,400	288,360
Sonus Networks, Inc. *	72,111	621,597
Stratasys Ltd. *	77,206	1,616,694
Super Micro Computer, Inc. *	60,326	1,300,025
SYNNEX Corp.	44,800	4,503,744
Systemax, Inc. *	14,500	129,775
Tech Data Corp. *	54,367	4,236,820
TTM Technologies, Inc. *	110,892	1,103,375
Ubiquiti Networks, Inc. *(b)	40,572	1,814,380
Universal Display Corp. *	63,952	4,530,360
USA Technologies, Inc. *(b)	56,300	265,736
ViaSat, Inc. *	68,219	5,036,609
Viavi Solutions, Inc. *	359,100	2,560,383
Vishay Intertechnology, Inc.	212,428	2,831,665
Vishay Precision Group, Inc. *	16,500	216,975
		135,211,957
Telecommunication Services 0.8%
ATN International, Inc.	16,000	1,176,320
Boingo Wireless, Inc. *	51,500	471,740
Cincinnati Bell, Inc. *	340,645	1,703,225
Cogent Communications Holdings, Inc.	61,500	2,627,895
Consolidated Communications Holdings, Inc.	77,374	2,162,603
FairPoint Communications, Inc. *	28,900	467,891
General Communication, Inc., Class A *	46,100	709,479
Globalstar, Inc. *(b)	578,889	688,878
Hawaiian Telcom Holdco, Inc. *	9,713	215,629
IDT Corp., Class B	25,400	387,604
Inteliquent, Inc.	54,500	1,119,975
Intelsat S.A. *	40,100	92,230
Iridium Communications, Inc. *(b)	133,700	1,200,626
Lumos Networks Corp. *	37,200	435,240
NII Holdings, Inc. *	81,100	246,544
ORBCOMM, Inc. *	99,300	1,051,587
pdvWireless, Inc. *(b)	15,305	329,057
Shenandoah Telecommunications Co.	71,200	2,924,896
Spok Holdings, Inc.	30,100	556,248
Straight Path Communications, Inc., Class B *(b)	13,015	237,394
Vonage Holdings Corp. *	292,300	1,733,339
Windstream Holdings, Inc. (b)	149,664	1,393,372
		21,931,772
Security	Number of Shares	Value ($)
Transportation 1.5%
Air Transport Services Group, Inc. *	81,500	1,180,120
Allegiant Travel Co.	20,381	2,644,842
ArcBest Corp.	40,572	759,102
Atlas Air Worldwide Holdings, Inc. *	37,500	1,621,125
Celadon Group, Inc.	39,100	322,966
Costamare, Inc. (b)	40,200	393,558
Covenant Transport Group, Inc., Class A *	21,294	479,754
Echo Global Logistics, Inc. *	45,275	1,121,009
Forward Air Corp.	46,382	2,146,559
Hawaiian Holdings, Inc. *	80,900	3,683,377
Heartland Express, Inc.	75,400	1,396,408
Hub Group, Inc., Class A *	52,798	2,161,550
Knight Transportation, Inc.	102,600	3,060,558
Marten Transport Ltd.	35,365	765,652
Matson, Inc.	65,831	2,460,104
P.A.M. Transportation Services, Inc. *	4,000	80,120
Park-Ohio Holdings Corp.	13,600	405,008
Radiant Logistics, Inc. *	36,754	116,143
Roadrunner Transportation Systems, Inc. *	40,900	309,613
Saia, Inc. *	37,900	1,094,931
Scorpio Bulkers, Inc. *(b)	40,575	133,492
SkyWest, Inc.	76,212	2,192,619
Swift Transportation Co. *	115,700	2,227,225
Universal Logistics Holdings, Inc.	11,747	175,618
USA Truck, Inc. *	14,200	273,776
Virgin America, Inc. *	29,901	1,672,064
Werner Enterprises, Inc.	67,949	1,706,879
Wesco Aircraft Holdings, Inc. *	93,300	1,198,905
XPO Logistics, Inc. *(b)	151,202	4,478,603
YRC Worldwide, Inc. *	47,400	562,638
		40,824,318
Utilities 4.0%
ALLETE, Inc.	75,399	4,814,226
American States Water Co.	58,600	2,531,520
Artesian Resources Corp., Class A	10,500	357,945
Atlantic Power Corp. (b)	168,800	425,376
Atlantica Yield plc (b)	92,484	1,863,553
Avista Corp.	97,730	4,251,255
Black Hills Corp.	79,298	4,999,739
California Water Service Group	71,774	2,420,937
Chesapeake Utilities Corp.	23,400	1,499,238
Connecticut Water Service, Inc.	18,400	939,320
Consolidated Water Co., Ltd.	20,376	273,650
Delta Natural Gas Co., Inc.	12,200	321,958
Dynegy, Inc. *	182,700	2,764,251
El Paso Electric Co.	63,303	3,018,287
Genie Energy Ltd., Class B *	16,911	108,569
Global Water Resources, Inc. (b)	15,000	126,900
IDACORP, Inc.	76,243	6,164,246
MGE Energy, Inc.	53,840	3,023,116
Middlesex Water Co.	26,185	1,081,702
New Jersey Resources Corp.	130,300	4,852,372
Northwest Natural Gas Co.	42,495	2,759,625
NorthWestern Corp.	77,269	4,693,319
NRG Yield, Inc., Class A	59,933	1,029,649

18

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NRG Yield, Inc., Class C	98,024	1,758,551
ONE Gas, Inc.	80,200	5,209,792
Ormat Technologies, Inc.	58,273	2,659,580
Otter Tail Corp.	59,153	2,061,482
Pattern Energy Group, Inc.	85,900	2,093,383
PNM Resources, Inc.	119,300	4,099,148
Portland General Electric Co.	136,908	5,978,772
SJW Corp.	24,600	1,042,056
South Jersey Industries, Inc.	124,920	3,982,450
Southwest Gas Corp.	74,096	5,742,440
Spark Energy, Inc., Class A (b)	7,900	195,841
Spire, Inc.	68,471	4,751,887
Talen Energy Corp. *	127,547	1,734,639
TerraForm Global, Inc., Class A *	144,200	501,816
TerraForm Power, Inc., Class A *(b)	136,500	1,605,240
The Empire District Electric Co.	66,300	2,236,299
The York Water Co.	19,200	603,648
Unitil Corp.	22,100	966,654
Vivint Solar, Inc. *(b)	27,000	81,540
WGL Holdings, Inc.	76,233	5,396,534
		107,022,505
Total Common Stock
(Cost $1,995,949,513)		2,652,362,439

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(e)	224,713	249,431
Omthera Pharmaceutical CVR *(a)(e)	8,400	—
		249,431
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(e)	84,700	254,100
Total Rights
(Cost $462,875)		503,531

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(e)	24,500	—
Total Warrants
(Cost $—)		—

Other Investment Company 3.8% of net assets
Securities Lending Collateral 3.8%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	102,109,797	102,109,797
Total Other Investment Company
(Cost $102,109,797)		102,109,797
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets
Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (d)	23,593,560	23,593,560
Total Short-Term Investment
(Cost $23,593,560)		23,593,560

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $2,134,639,918 and the unrealized appreciation and depreciation were $852,840,850 and ($208,911,441), respectively, with a net unrealized appreciation of $643,929,409.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $617,259 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $99,086,932.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/16/16	110	13,387,000	503,529

    19

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,390,931,848	$—	$—	$2,390,931,848
Real Estate	261,316,863	—	113,728	261,430,591
Rights [1]	—	—	503,531 *	503,531
Warrants [1]	—	—	— *	—
Other Investment Company[1]	102,109,797	—	—	102,109,797
Short-Term Investment[1]	—	23,593,560	—	23,593,560
Total	$2,754,358,508	$23,593,560	$617,259	$2,778,569,327
Other Financial Instruments
Futures Contracts[2]	$503,529	$—	$—	$503,529
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Common Stock	$53,022	($158,396)	($538,465)	$—	($6,543)	$764,110	$—	$113,728
Rights	320,914	2,530	40,656	249,431	($110,000)	—	—	503,531
Total	$373,936	($155,866)	($497,809)	$249,431	($116,543)	$764,110	$—	$617,259
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended July 31, 2016.
20

Schwab Capital Trust
Schwab Total Stock Market Index Fund®
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	3,039,570,313	4,874,688,661
0.0%	Rights	67,392	73,410
0.0%	Warrants	—	—
0.5%	Other Investment Company	26,719,127	26,719,127
0.5%	Short-Term Investment	23,773,227	23,773,227
100.4%	Total Investments	3,090,130,059	4,925,254,425
(0.4%)	Other Assets and Liabilities, Net		(18,773,948)
100.0%	Net Assets		4,906,480,477

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	13,400	233,294
Autoliv, Inc.	18,600	1,967,880
BorgWarner, Inc.	44,800	1,486,464
Cooper Tire & Rubber Co.	8,900	293,611
Cooper-Standard Holding, Inc. *	5,400	475,470
Dana Holding Corp.	35,200	480,128
Delphi Automotive plc	55,685	3,776,557
Dorman Products, Inc. *	5,000	318,500
Drew Industries, Inc.	5,400	494,694
Federal-Mogul Holdings Corp. *	22,200	196,248
Ford Motor Co.	848,040	10,736,186
General Motors Co.	295,685	9,325,905
Gentex Corp.	59,600	1,053,132
Gentherm, Inc. *	13,007	436,515
Harley-Davidson, Inc.	42,093	2,227,561
Horizon Global Corp. *	3,717	48,507
Johnson Controls, Inc.	138,300	6,350,736
Lear Corp.	14,000	1,588,300
Modine Manufacturing Co. *	12,100	116,160
Standard Motor Products, Inc.	7,500	314,550
Stoneridge, Inc. *	13,100	218,508
Strattec Security Corp.	1,500	66,900
Tenneco, Inc. *	10,080	569,722
Tesla Motors, Inc. *(c)	23,594	5,539,635
The Goodyear Tire & Rubber Co.	53,637	1,537,773
Thor Industries, Inc.	7,500	574,050
Tower International, Inc.	5,564	128,417
Visteon Corp.	8,000	560,720
Winnebago Industries, Inc.	7,400	175,824
		51,291,947
Security	Number of Shares	Value ($)
Banks 5.5%
1st Source Corp.	6,080	204,349
Ameris Bancorp	6,348	210,500
Arrow Financial Corp.	12,026	379,901
Associated Banc-Corp.	25,000	465,000
Astoria Financial Corp.	19,300	283,131
Banc of California, Inc.	15,000	332,700
BancFirst Corp.	2,300	150,811
BancorpSouth, Inc.	16,112	383,788
Bank Mutual Corp.	18,268	139,568
Bank of America Corp.	2,175,301	31,520,112
Bank of Hawaii Corp.	10,000	689,200
Bank of the Ozarks, Inc.	22,800	820,572
BankUnited, Inc.	26,896	807,418
Banner Corp.	5,571	232,534
BB&T Corp.	172,807	6,371,394
Beneficial Bancorp, Inc.	29,899	405,430
Berkshire Hills Bancorp, Inc.	8,000	210,960
BNC Bancorp	11,012	267,151
BofI Holding, Inc. *	20,000	336,400
BOK Financial Corp.	3,740	243,960
Boston Private Financial Holdings, Inc.	20,729	251,235
Brookline Bancorp, Inc.	33,705	383,900
Bryn Mawr Bank Corp.	3,400	99,722
Camden National Corp.	2,500	108,700
Capital Bank Financial Corp., Class A	10,300	307,867
Capital City Bank Group, Inc.	6,875	98,381
Capitol Federal Financial, Inc.	21,963	311,216
Cardinal Financial Corp.	3,700	95,312
Cathay General Bancorp	16,006	479,860
CenterState Banks, Inc.	17,590	293,049
Central Pacific Financial Corp.	10,269	251,899
Century Bancorp, Inc., Class A	800	34,928
Chemical Financial Corp.	8,683	359,303
CIT Group, Inc.	38,200	1,320,192
Citigroup, Inc.	614,589	26,925,144
Citizens Financial Group, Inc.	123,800	2,764,454
City Holding Co.	4,800	224,160
Columbia Banking System, Inc.	9,951	301,714
Comerica, Inc.	39,159	1,771,553
Commerce Bancshares, Inc.	19,507	922,486
Community Bank System, Inc.	20,900	922,317
Community Trust Bancorp, Inc.	10,335	359,451
Cullen/Frost Bankers, Inc.	12,600	855,414
CVB Financial Corp.	19,411	319,311
Dime Community Bancshares, Inc.	6,875	118,938
Eagle Bancorp, Inc. *	5,760	296,928
East West Bancorp, Inc.	29,100	995,802
Essent Group Ltd. *	14,900	357,004
EverBank Financial Corp.	47,800	858,488
F.N.B. Corp.	47,061	562,379
Fifth Third Bancorp	166,314	3,156,640
First BanCorp (Puerto Rico) *	56,579	259,698

    1

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Busey Corp.	6,733	151,694
First Citizens BancShares, Inc., Class A	1,900	493,582
First Commonwealth Financial Corp.	24,904	240,324
First Financial Bancorp	10,339	220,324
First Financial Bankshares, Inc. (c)	18,200	621,894
First Financial Corp.	2,600	99,580
First Horizon National Corp.	82,016	1,194,153
First Interstate BancSystem, Inc., Class A	8,900	258,456
First Merchants Corp.	9,041	236,874
First Midwest Bancorp, Inc.	15,825	295,453
First Niagara Financial Group, Inc.	78,465	798,774
First Republic Bank	33,724	2,416,999
First United Corp. *	2,200	22,000
FirstMerit Corp.	27,289	579,345
Flagstar Bancorp, Inc. *	8,060	212,865
Flushing Financial Corp.	6,800	151,708
Fulton Financial Corp.	28,262	385,776
Glacier Bancorp, Inc.	10,497	289,507
Great Southern Bancorp, Inc.	3,400	133,280
Great Western Bancorp, Inc.	13,000	431,210
Hancock Holding Co.	12,344	357,853
Hanmi Financial Corp.	7,000	171,640
Heartland Financial USA, Inc.	2,500	91,800
Heritage Financial Corp.	6,135	107,117
Hilltop Holdings, Inc. *	14,975	326,156
Home BancShares, Inc.	23,000	480,010
Hope Bancorp, Inc.	19,100	293,567
Huntington Bancshares, Inc.	177,099	1,682,441
IBERIABANK Corp.	6,075	379,505
Independent Bank Corp., Massachusetts	5,700	286,197
Independent Bank Corp., Michigan	16,731	257,323
International Bancshares Corp.	13,484	369,731
Investors Bancorp, Inc.	78,997	897,406
JPMorgan Chase & Co.	772,963	49,446,443
Kearny Financial Corp.	12,423	161,747
KeyCorp	192,190	2,248,623
Lakeland Financial Corp.	3,700	189,995
LegacyTexas Financial Group, Inc.	8,700	248,124
LendingTree, Inc. *(c)	2,444	246,795
M&T Bank Corp.	35,266	4,040,073
MainSource Financial Group, Inc.	5,535	123,264
MB Financial, Inc.	13,857	531,970
Merchants Bancshares, Inc.	3,650	115,997
MGIC Investment Corp. *	102,800	739,132
MutualFirst Financial, Inc.	2,000	57,460
National Bank Holdings Corp., Class A	12,800	256,384
Nationstar Mortgage Holdings, Inc. *(c)	10,200	128,826
NBT Bancorp, Inc.	11,500	342,930
New York Community Bancorp, Inc.	114,285	1,651,418
Northfield Bancorp, Inc.	15,765	235,371
Northrim BanCorp, Inc.	4,281	121,580
Northwest Bancshares, Inc.	19,350	288,509
OceanFirst Financial Corp.	7,150	134,849
Ocwen Financial Corp. *	18,620	37,240
OFG Bancorp	8,163	86,609
Old National Bancorp	16,800	221,088
Security	Number of Shares	Value ($)
Oritani Financial Corp.	6,000	97,320
PacWest Bancorp	24,833	1,026,845
Park National Corp.	4,845	433,724
People's United Financial, Inc.	79,087	1,198,959
Peoples Financial Corp. *	3,000	31,200
PHH Corp. *	22,086	322,676
Pinnacle Financial Partners, Inc.	6,475	343,887
Popular, Inc.	19,720	664,367
Premier Financial Bancorp, Inc.	2,645	47,187
PrivateBancorp, Inc.	21,000	928,200
Prosperity Bancshares, Inc.	17,300	883,857
Provident Financial Holdings, Inc.	4,350	84,782
Provident Financial Services, Inc.	14,017	282,443
Radian Group, Inc.	34,300	442,470
Regions Financial Corp.	273,873	2,511,415
Renasant Corp.	8,910	287,080
Republic Bancorp, Inc., Class A	6,521	194,391
S&T Bancorp, Inc.	12,400	316,076
Sandy Spring Bancorp, Inc.	5,900	176,056
Seacoast Banking Corp. of Florida *	3,936	62,858
ServisFirst Bancshares, Inc.	5,000	253,150
Shore Bancshares, Inc.	1,250	14,700
Signature Bank *	11,500	1,382,760
Simmons First National Corp., Class A	11,900	546,805
South State Corp.	5,584	407,129
Southside Bancshares, Inc.	5,226	159,863
Southwest Bancorp, Inc.	7,800	151,476
State Bank Financial Corp.	6,200	135,656
Sterling Bancorp	19,185	324,035
Stock Yards Bancorp, Inc.	5,505	162,618
Suffolk Bancorp	4,600	151,386
Sun Bancorp, Inc. *	3,863	82,436
SunTrust Banks, Inc.	106,857	4,518,983
SVB Financial Group *	11,800	1,184,956
Synovus Financial Corp.	28,042	853,598
Talmer Bancorp, Inc., Class A	15,000	315,300
TCF Financial Corp.	32,100	436,239
Texas Capital Bancshares, Inc. *	7,800	378,612
TFS Financial Corp.	34,200	622,440
The First of Long Island Corp.	6,000	182,100
The PNC Financial Services Group, Inc.	105,342	8,706,516
Timberland Bancorp, Inc.	2,000	29,940
Tompkins Financial Corp.	4,024	292,706
Towne Bank	21,600	495,720
TriCo Bancshares	5,682	147,846
TrustCo Bank Corp.	20,657	136,956
Trustmark Corp.	32,862	857,698
U.S. Bancorp	341,837	14,415,266
UMB Financial Corp.	7,774	430,757
Umpqua Holdings Corp.	51,951	791,214
Union Bankshares Corp.	12,893	346,048
United Bankshares, Inc.	12,300	471,090
United Community Banks, Inc.	11,678	224,685
United Financial Bancorp, Inc.	14,699	193,292
Valley National Bancorp	77,242	700,585
Walker & Dunlop, Inc. *	9,700	229,599
Walter Investment Management Corp. *(c)	5,325	15,283
Washington Federal, Inc.	14,942	373,550
Washington Trust Bancorp, Inc.	3,600	136,656

2

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Webster Financial Corp.	21,963	789,789
Wells Fargo & Co.	977,413	46,886,502
WesBanco, Inc.	7,756	239,816
Westamerica Bancorp	5,200	244,608
Western Alliance Bancorp *	16,600	564,898
Wilshire Bancorp, Inc.	9,900	106,326
Wintrust Financial Corp.	8,900	469,920
WSFS Financial Corp.	6,000	211,140
Yadkin Financial Corp.	9,200	231,748
Zions Bancorp	42,725	1,191,173
		269,942,657
Capital Goods 7.3%
3M Co.	128,157	22,858,082
A.O. Smith Corp.	17,500	1,625,575
AAON, Inc.	10,279	272,188
AAR Corp.	8,400	202,944
Actuant Corp., Class A	10,280	244,150
Acuity Brands, Inc.	9,100	2,388,113
AECOM *	31,725	1,125,920
Aegion Corp. *	4,300	88,236
Aerojet Rocketdyne Holdings, Inc. *	11,600	218,776
Aerovironment, Inc. *	4,200	119,070
AGCO Corp.	15,462	744,650
Air Lease Corp.	17,400	501,294
Aircastle Ltd.	14,100	313,302
Alamo Group, Inc.	2,500	167,825
Albany International Corp., Class A	6,718	284,373
Allegion plc	17,433	1,261,975
Allison Transmission Holdings, Inc.	38,555	1,111,155
Altra Industrial Motion Corp.	4,300	122,120
American Railcar Industries, Inc.	4,500	189,045
American Science & Engineering, Inc.	2,000	73,820
American Superconductor Corp. *	520	4,774
American Woodmark Corp. *	4,000	296,920
AMETEK, Inc.	50,659	2,382,493
Apogee Enterprises, Inc.	6,600	308,550
Applied Industrial Technologies, Inc.	6,525	306,349
Armstrong Flooring, Inc. *	4,247	84,643
Armstrong World Industries, Inc. *	8,495	360,783
Astec Industries, Inc.	5,700	343,596
Astronics Corp. *	2,550	97,588
AZZ, Inc.	5,700	353,856
B/E Aerospace, Inc.	22,900	1,095,421
Babcock & Wilcox Enterprises, Inc. *	8,700	133,632
Barnes Group, Inc.	11,200	424,816
Beacon Roofing Supply, Inc. *	16,100	757,022
Briggs & Stratton Corp.	11,400	259,122
Builders FirstSource, Inc. *	17,100	220,419
BWX Technologies, Inc.	24,900	916,569
Carlisle Cos., Inc.	15,000	1,549,350
Caterpillar, Inc.	121,269	10,036,222
Chart Industries, Inc. *	4,400	132,088
Chicago Bridge & Iron Co., N.V.	17,800	601,818
CIRCOR International, Inc.	3,750	213,525
CLARCOR, Inc.	14,800	921,448
Colfax Corp. *	32,600	957,136
Columbus McKinnon Corp.	4,300	71,337
Comfort Systems USA, Inc.	7,700	233,926
Crane Co.	13,000	809,900
Security	Number of Shares	Value ($)
Cubic Corp.	4,500	183,780
Cummins, Inc.	32,400	3,977,748
Curtiss-Wright Corp.	9,100	809,809
Deere & Co.	63,754	4,954,323
DigitalGlobe, Inc. *	12,322	332,201
Donaldson Co., Inc.	36,200	1,307,906
Dover Corp.	38,161	2,725,840
Ducommun, Inc. *	3,200	61,888
DXP Enterprises, Inc. *	1,700	28,288
Dycom Industries, Inc. *	5,300	498,465
Dynamic Materials Corp.	6,800	69,632
Eaton Corp. plc	99,177	6,288,814
EMCOR Group, Inc.	12,700	707,390
Emerson Electric Co.	137,908	7,709,057
Encore Wire Corp.	4,600	172,638
EnerSys	7,500	467,625
Engility Holdings, Inc. *	4,116	119,529
EnPro Industries, Inc.	4,900	224,175
ESCO Technologies, Inc.	3,900	165,165
Esterline Technologies Corp. *	5,900	358,897
Fastenal Co.	56,432	2,412,468
Federal Signal Corp.	12,800	168,320
Flowserve Corp.	27,700	1,325,445
Fluor Corp.	28,519	1,526,337
Fortive Corp. *	62,287	3,002,856
Fortune Brands Home & Security, Inc.	35,900	2,271,393
Franklin Electric Co., Inc.	9,700	375,584
FreightCar America, Inc.	2,500	37,250
FuelCell Energy, Inc. *(c)	43,250	233,117
GATX Corp.	8,900	398,097
Generac Holdings, Inc. *	12,500	472,375
General Cable Corp.	6,700	98,691
General Dynamics Corp.	60,800	8,930,912
General Electric Co.	1,953,100	60,819,534
Gibraltar Industries, Inc. *	6,300	222,264
Graco, Inc.	10,812	800,196
Granite Construction, Inc.	8,150	405,707
Great Lakes Dredge & Dock Corp. *	11,600	51,504
Griffon Corp.	15,100	258,814
H&E Equipment Services, Inc.	6,800	126,616
Hardinge, Inc.	4,800	48,480
Harsco Corp.	11,300	110,627
HD Supply Holdings, Inc. *	51,900	1,878,261
HEICO Corp.	5,175	359,714
HEICO Corp., Class A	6,000	346,020
Herc Holdings, Inc. *	5,820	205,737
Hexcel Corp.	21,200	915,204
Hillenbrand, Inc.	17,800	575,830
Honeywell International, Inc.	160,780	18,703,537
Hubbell, Inc.	11,300	1,218,479
Huntington Ingalls Industries, Inc.	10,672	1,841,774
Hyster-Yale Materials Handling, Inc.	2,300	146,717
IDEX Corp.	19,025	1,708,255
IES Holdings, Inc. *	5,105	79,383
Illinois Tool Works, Inc.	67,100	7,743,340
Ingersoll-Rand plc	51,700	3,425,642
ITT, Inc.	15,000	475,650
Jacobs Engineering Group, Inc. *	21,700	1,161,384
John Bean Technologies Corp.	4,983	333,462
Joy Global, Inc.	17,550	484,906
Kadant, Inc.	3,001	164,875

    3

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kaman Corp.	5,700	246,012
KBR, Inc.	24,000	336,480
Kennametal, Inc.	14,700	365,442
KLX, Inc. *	21,600	697,680
Kratos Defense & Security Solutions, Inc. *	10,180	44,894
L-3 Communications Holdings, Inc.	16,200	2,456,406
L.B. Foster Co., Class A	1,400	14,672
Lawson Products, Inc. *	5,500	90,200
Layne Christensen Co. *	4,500	36,000
Lennox International, Inc.	7,471	1,171,453
Lincoln Electric Holdings, Inc.	13,600	844,016
Lindsay Corp.	3,100	217,496
Lockheed Martin Corp.	55,535	14,035,361
Lydall, Inc. *	5,500	245,740
Manitowoc Foodservice, Inc. *	23,200	425,488
Masco Corp.	69,200	2,524,416
Masonite International Corp. *	12,700	886,841
MasTec, Inc. *	15,750	385,087
Mercury Systems, Inc. *	7,800	202,176
Meritor, Inc. *	22,600	189,388
Moog, Inc., Class A *	7,587	417,816
MRC Global, Inc. *	15,600	206,388
MSC Industrial Direct Co., Inc., Class A	12,000	861,960
Mueller Industries, Inc.	11,800	401,672
Mueller Water Products, Inc., Class A	23,139	274,429
MYR Group, Inc. *	8,500	209,695
National Presto Industries, Inc.	2,900	259,666
Navistar International Corp. *	11,600	148,712
NCI Building Systems, Inc. *	14,480	234,866
NN, Inc.	1,800	30,366
Nordson Corp.	9,500	838,755
Nortek, Inc. *	3,200	278,016
Northrop Grumman Corp.	37,659	8,158,069
NOW, Inc. *	18,205	333,334
Omega Flex, Inc.	700	23,877
Orbital ATK, Inc.	11,194	975,221
Oshkosh Corp.	14,300	787,787
Owens Corning	26,800	1,417,988
PACCAR, Inc.	75,022	4,424,047
Parker-Hannifin Corp.	26,900	3,071,711
Pentair plc	42,885	2,736,921
PGT, Inc. *	10,000	120,000
Powell Industries, Inc.	2,800	103,152
Preformed Line Products Co.	1,000	48,870
Primoris Services Corp.	6,900	124,545
Proto Labs, Inc. *	4,800	264,192
Quanex Building Products Corp.	6,125	122,439
Quanta Services, Inc. *	46,271	1,184,538
Raven Industries, Inc.	5,600	116,256
Raytheon Co.	62,177	8,675,557
RBC Bearings, Inc. *	6,000	456,180
Regal Beloit Corp.	8,700	530,787
Rexnord Corp. *	29,900	636,571
Rockwell Automation, Inc.	28,431	3,252,506
Rockwell Collins, Inc.	27,200	2,301,664
Roper Technologies, Inc.	20,959	3,570,575
Rush Enterprises, Inc., Class A *	8,200	188,436
Sensata Technologies Holding N.V. *	34,800	1,319,616
Security	Number of Shares	Value ($)
Simpson Manufacturing Co., Inc.	6,200	252,960
Snap-on, Inc.	12,280	1,930,048
SolarCity Corp. *(c)	13,500	360,450
Spirit AeroSystems Holdings, Inc., Class A *	31,100	1,349,118
SPX Corp. *	7,110	107,645
SPX FLOW, Inc. *	7,110	193,961
Standex International Corp.	3,000	266,400
Stanley Black & Decker, Inc.	32,213	3,920,322
Sun Hydraulics Corp.	5,600	169,120
TASER International, Inc. *	11,800	341,728
Teledyne Technologies, Inc. *	6,757	709,485
Tennant Co.	4,200	269,136
Terex Corp.	18,400	444,176
Textainer Group Holdings Ltd. (c)	9,500	112,860
Textron, Inc.	56,100	2,187,900
The Boeing Co.	126,236	16,872,704
The Gorman-Rupp Co.	5,141	139,270
The Greenbrier Cos., Inc. (c)	5,800	190,414
The KEYW Holding Corp. *	8,400	86,016
The Manitowoc Co., Inc.	23,200	129,224
The Middleby Corp. *	11,500	1,384,370
The Timken Co.	13,100	438,195
The Toro Co.	10,600	974,670
Thermon Group Holdings, Inc. *	9,500	191,710
Titan International, Inc.	6,925	45,774
Titan Machinery, Inc. *	3,600	40,356
TransDigm Group, Inc. *	11,800	3,298,336
Trex Co., Inc. *	5,400	261,900
TriMas Corp. *	9,293	166,066
Trinity Industries, Inc.	28,300	656,843
Triton International Ltd.	6,000	100,740
Triumph Group, Inc.	8,100	249,723
Tutor Perini Corp. *	7,100	178,352
United Rentals, Inc. *	18,900	1,505,763
United Technologies Corp.	163,228	17,571,494
Universal Forest Products, Inc.	4,600	497,352
USG Corp. *	28,300	796,928
Valmont Industries, Inc.	4,300	563,085
Vectrus, Inc. *	1,938	60,369
Veritiv Corp. *	1,466	61,895
Vicor Corp. *	9,900	104,940
W.W. Grainger, Inc.	12,100	2,648,085
Wabash National Corp. *	11,200	162,176
WABCO Holdings, Inc. *	10,233	1,026,063
Wabtec Corp.	19,456	1,332,736
Watsco, Inc.	6,800	979,472
Watts Water Technologies, Inc., Class A	11,800	729,830
WESCO International, Inc. *	8,100	451,494
Woodward, Inc.	10,500	614,670
Xylem, Inc.	41,800	1,998,458
		358,461,053
Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	13,900	517,219
Acacia Research Corp.	15,600	84,396
ACCO Brands Corp. *	42,001	472,091
AMREP Corp. *	2,500	14,025
ARC Document Solutions, Inc. *	7,000	27,580
Brady Corp., Class A	6,400	205,696

4

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Casella Waste Systems, Inc., Class A *	13,300	124,488
CDI Corp.	5,500	34,760
CEB, Inc.	5,500	330,220
Cenveo, Inc. *	912	8,938
Cintas Corp.	19,650	2,107,855
Clean Harbors, Inc. *	19,900	1,023,258
CompX International, Inc.	2,000	23,800
Copart, Inc. *	27,218	1,372,876
Covanta Holding Corp.	26,400	422,928
CRA International, Inc. *	4,200	116,004
Deluxe Corp.	12,100	817,839
Ennis, Inc.	6,500	112,580
Equifax, Inc.	23,895	3,165,132
Essendant, Inc.	5,800	116,232
Exponent, Inc.	6,600	335,346
FTI Consulting, Inc. *	5,700	244,188
G&K Services, Inc., Class A	4,100	328,861
GP Strategies Corp. *	1,500	31,440
Healthcare Services Group, Inc.	20,256	786,135
Heidrick & Struggles International, Inc.	5,000	97,300
Herman Miller, Inc.	8,700	285,099
HNI Corp.	12,700	662,051
Hudson Global, Inc.	3,220	6,537
Huron Consulting Group, Inc. *	5,000	307,350
ICF International, Inc. *	6,500	268,970
IHS Markit Ltd. *	54,060	1,878,044
InnerWorkings, Inc. *	7,400	62,974
Insperity, Inc.	6,800	533,732
Interface, Inc.	8,400	150,024
KAR Auction Services, Inc.	29,400	1,257,438
Kelly Services, Inc., Class A	5,700	116,679
Kforce, Inc.	7,105	126,895
Kimball International, Inc., Class B	9,100	103,649
Knoll, Inc.	7,000	176,750
Korn/Ferry International	6,600	151,866
ManpowerGroup, Inc.	14,537	1,008,868
Mastech Holdings, Inc. *	675	5,177
Matthews International Corp., Class A	5,300	318,583
McGrath RentCorp	4,600	146,602
Mistras Group, Inc. *	4,000	100,240
Mobile Mini, Inc.	14,700	477,897
MSA Safety, Inc.	8,700	486,156
Multi-Color Corp.	4,625	298,683
Navigant Consulting, Inc. *	14,000	275,940
Nielsen Holdings plc	75,100	4,044,886
NL Industries, Inc. *	7,800	23,166
On Assignment, Inc. *	6,500	240,175
Performant Financial Corp. *	7,700	16,170
Pitney Bowes, Inc.	35,500	685,505
Quad Graphics, Inc.	9,800	248,528
R.R. Donnelley & Sons Co.	36,638	656,553
Republic Services, Inc.	47,845	2,452,535
Resources Connection, Inc.	11,300	168,370
Robert Half International, Inc.	26,900	982,926
Rollins, Inc.	21,927	617,903
RPX Corp. *	10,300	103,721
Steelcase, Inc., Class A	11,500	166,750
Stericycle, Inc. *	16,600	1,498,482
Team, Inc. *	4,548	125,570
Security	Number of Shares	Value ($)
Tetra Tech, Inc.	13,131	432,404
The Advisory Board Co. *	13,800	576,288
The Brink's Co.	7,100	233,022
The Dun & Bradstreet Corp.	7,840	1,013,320
TransUnion *	16,900	552,968
TRC Cos., Inc. *	3,350	23,517
TriNet Group, Inc. *	11,600	251,604
TrueBlue, Inc. *	10,100	225,533
Tyco International plc	86,958	3,962,676
UniFirst Corp.	3,700	432,456
US Ecology, Inc.	3,500	158,550
Verisk Analytics, Inc. *	31,000	2,643,680
Viad Corp.	3,625	126,223
Virco Manufacturing Corp. *	1,170	5,277
WageWorks, Inc. *	11,900	735,539
Waste Management, Inc.	84,110	5,561,353
West Corp.	11,812	261,163
		51,354,204
Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	37,464
Beazer Homes USA, Inc. *	10,835	103,907
Brunswick Corp.	18,400	913,008
CalAtlantic Group, Inc.	12,527	453,603
Callaway Golf Co.	31,065	332,395
Carter's, Inc.	9,400	951,750
Cavco Industries, Inc. *	1,610	160,002
Coach, Inc.	66,208	2,854,227
Columbia Sportswear Co.	6,900	395,025
Crocs, Inc. *	15,000	169,950
CSS Industries, Inc.	4,800	126,288
D.R. Horton, Inc.	64,190	2,110,567
Deckers Outdoor Corp. *	7,500	495,075
Ethan Allen Interiors, Inc.	10,200	354,246
Flexsteel Industries, Inc.	1,900	78,090
Foamex International, Inc. *(b)(f)	2,278	—
Fossil Group, Inc. *	7,662	242,119
G-III Apparel Group Ltd. *	11,300	452,339
Garmin Ltd.	22,300	1,211,559
GoPro, Inc., Class A *(c)	20,000	252,800
Hanesbrands, Inc.	78,188	2,084,492
Harman International Industries, Inc.	17,000	1,404,880
Hasbro, Inc.	22,600	1,835,798
Helen of Troy Ltd. *	5,000	498,050
Hovnanian Enterprises, Inc., Class A *	50,500	92,920
Iconix Brand Group, Inc. *	9,600	69,120
iRobot Corp. *	7,300	276,816
JAKKS Pacific, Inc. *(c)	7,500	69,150
Kate Spade & Co. *	27,500	596,475
KB Home	19,700	309,290
La-Z-Boy, Inc.	7,500	226,650
Leggett & Platt, Inc.	28,300	1,487,731
Lennar Corp., Class A	36,290	1,698,372
Libbey, Inc.	7,232	135,166
lululemon athletica, Inc. *	23,957	1,860,261
M.D.C. Holdings, Inc.	9,003	236,959
M/I Homes, Inc. *	3,000	67,650
Marine Products Corp.	405	3,698
Mattel, Inc.	76,700	2,560,246
Meritage Homes Corp. *	15,000	545,850

    5

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Michael Kors Holdings Ltd. *	38,700	2,001,564
Mohawk Industries, Inc. *	12,319	2,573,932
Movado Group, Inc.	5,800	131,022
NACCO Industries, Inc., Class A	1,900	106,913
Nautilus, Inc. *	9,825	185,103
Newell Brands, Inc.	93,301	4,894,570
NIKE, Inc., Class B	279,390	15,506,145
NVR, Inc. *	700	1,193,500
Oxford Industries, Inc.	2,500	142,950
Perry Ellis International, Inc. *	5,500	117,810
Polaris Industries, Inc. (c)	11,781	1,163,374
PulteGroup, Inc.	68,976	1,460,912
PVH Corp.	16,411	1,658,496
Ralph Lauren Corp.	12,400	1,216,316
Sequential Brands Group, Inc. *(c)	18,160	147,641
Skechers U.S.A., Inc., Class A *	25,800	619,716
Skyline Corp. *	2,600	23,972
Smith & Wesson Holding Corp. *	12,400	365,180
Stanley Furniture Co., Inc. *	6,875	16,844
Steven Madden Ltd. *	14,112	494,202
Sturm, Ruger & Co., Inc.	2,700	183,600
Superior Uniform Group, Inc.	3,200	51,424
Taylor Morrison Home Corp., Class A *	9,876	160,485
Tempur Sealy International, Inc. *	13,900	1,051,257
Toll Brothers, Inc. *	31,200	873,912
TopBuild Corp. *	7,688	290,299
TRI Pointe Group, Inc. *	25,000	336,250
Tumi Holdings, Inc. *	9,200	246,100
Tupperware Brands Corp.	9,700	607,996
Under Armour, Inc., Class A *(c)	37,400	1,475,804
Under Armour, Inc., Class C *	37,665	1,344,640
Universal Electronics, Inc. *	5,200	402,168
Vera Bradley, Inc. *	11,000	160,160
VF Corp.	71,900	4,488,717
Vince Holding Corp. *	5,757	28,785
Vista Outdoor, Inc. *	11,074	554,254
Vuzix Corp. *(c)	35,500	292,165
Whirlpool Corp.	17,614	3,388,229
Wolverine World Wide, Inc.	27,500	673,475
		78,383,870
Consumer Services 2.2%
American Public Education, Inc. *	5,600	160,384
Apollo Education Group, Inc. *	16,450	147,885
Aramark	46,800	1,677,780
Ascent Capital Group, Inc., Class A *	3,116	53,034
Belmond Ltd., Class A *	12,600	144,774
Biglari Holdings, Inc. *	279	115,816
BJ's Restaurants, Inc. *	7,300	283,532
Bloomin' Brands, Inc.	20,900	375,782
Bob Evans Farms, Inc.	4,200	154,476
Boyd Gaming Corp. *	21,300	417,693
Bridgepoint Education, Inc. *	13,700	97,681
Bright Horizons Family Solutions, Inc. *	13,712	919,664
Brinker International, Inc.	12,650	596,321
Buffalo Wild Wings, Inc. *	4,800	806,208
Caesars Entertainment Corp. *(c)	8,300	57,270
Career Education Corp. *	25,114	173,538
Security	Number of Shares	Value ($)
Carnival Corp.	95,439	4,458,910
Chipotle Mexican Grill, Inc. *	6,179	2,619,834
Choice Hotels International, Inc.	12,200	589,138
Churchill Downs, Inc.	2,900	380,277
Chuy's Holdings, Inc. *	6,760	227,947
ClubCorp Holdings, Inc.	38,442	557,409
Cracker Barrel Old Country Store, Inc. (c)	5,146	810,032
Darden Restaurants, Inc.	25,500	1,569,780
Denny's Corp. *	21,100	235,476
DeVry Education Group, Inc.	9,400	209,338
Diamond Resorts International, Inc. *	12,100	365,178
DineEquity, Inc.	3,000	244,110
Domino's Pizza, Inc.	12,200	1,797,060
Dover Downs Gaming & Entertainment, Inc. *	5,899	6,076
Dover Motorsports, Inc.	1,400	2,940
Dunkin' Brands Group, Inc.	21,600	978,696
Eldorado Resorts, Inc. *	5,800	83,810
Extended Stay America, Inc.	13,200	186,912
Fiesta Restaurant Group, Inc. *	4,300	96,062
Golden Entertainment, Inc.	3,400	46,274
Graham Holdings Co., Class B	900	452,916
Grand Canyon Education, Inc. *	8,500	357,510
H&R Block, Inc.	54,700	1,301,313
Hilton Worldwide Holdings, Inc.	120,247	2,788,528
Houghton Mifflin Harcourt Co. *	19,600	332,220
Hyatt Hotels Corp., Class A *	9,600	484,224
International Speedway Corp., Class A	6,445	217,648
Interval Leisure Group, Inc.	25,089	451,100
Isle of Capri Casinos, Inc. *	11,800	221,014
ITT Educational Services, Inc. *(c)	5,600	12,656
J Alexander's Holdings, Inc. *	2,846	27,236
Jack in the Box, Inc.	7,000	618,730
K12, Inc. *	12,100	149,798
La Quinta Holdings, Inc. *	15,800	195,446
Las Vegas Sands Corp.	80,700	4,087,455
LifeLock, Inc. *	11,000	184,030
Luby's, Inc. *	6,900	32,016
Marriott International, Inc., Class A	39,208	2,811,214
Marriott Vacations Worldwide Corp.	4,080	311,304
McDonald's Corp.	184,840	21,746,426
MGM Resorts International *	95,500	2,290,090
Monarch Casino & Resort, Inc. *	8,000	186,640
Norwegian Cruise Line Holdings Ltd. *	32,100	1,367,460
Panera Bread Co., Class A *	5,600	1,228,192
Papa John's International, Inc.	6,800	502,860
Penn National Gaming, Inc. *	17,000	255,340
Pinnacle Entertainment, Inc. *	9,800	107,016
Popeyes Louisiana Kitchen, Inc. *	6,600	378,048
Red Robin Gourmet Burgers, Inc. *	2,300	111,228
Regis Corp. *	17,300	232,512
Royal Caribbean Cruises Ltd.	34,300	2,484,692
Ruby Tuesday, Inc. *	33,713	136,201
Scientific Games Corp., Class A *	10,900	116,139
SeaWorld Entertainment, Inc.	12,511	192,669
Service Corp. International	35,000	970,200
ServiceMaster Global Holdings, Inc. *	30,000	1,134,900

6

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Six Flags Entertainment Corp.	15,600	879,684
Sonic Corp.	12,868	346,278
Sotheby's (c)	11,338	367,238
Speedway Motorsports, Inc.	6,700	118,389
Starbucks Corp.	310,294	18,012,567
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,593,934
Strayer Education, Inc. *	4,300	196,596
Texas Roadhouse, Inc.	16,100	760,242
The Cheesecake Factory, Inc.	7,087	366,611
The Wendy's Co.	50,775	490,486
Vail Resorts, Inc.	7,500	1,073,025
Weight Watchers International, Inc. *(c)	6,500	77,545
Wyndham Worldwide Corp.	23,044	1,636,585
Wynn Resorts Ltd.	15,600	1,528,020
Yum! Brands, Inc.	89,700	8,020,974
		106,592,242
Diversified Financials 4.3%
Affiliated Managers Group, Inc. *	11,217	1,646,431
Ally Financial, Inc.	85,600	1,544,224
American Express Co.	171,903	11,080,867
Ameriprise Financial, Inc.	35,830	3,433,947
Arlington Asset Investment Corp., Class A (c)	6,941	96,688
Artisan Partners Asset Management, Inc., Class A	5,500	153,780
Ashford, Inc. *	103	4,738
Associated Capital Group, Inc., Class A	3,400	101,626
Asta Funding, Inc. *	6,000	64,800
Atlanticus Holdings Corp. *	4,629	13,841
Berkshire Hathaway, Inc., Class B *	397,102	57,289,906
BGC Partners, Inc., Class A	61,300	543,731
BlackRock, Inc.	26,532	9,717,345
Calamos Asset Management, Inc., Class A	5,000	34,800
Capital One Financial Corp.	109,257	7,328,960
Cash America International, Inc.	6,900	295,665
CBOE Holdings, Inc.	20,800	1,431,040
CME Group, Inc.	70,150	7,172,136
Cohen & Steers, Inc.	5,400	232,740
Cowen Group, Inc., Class A *	11,889	37,094
Credit Acceptance Corp. *(c)	2,100	379,407
Discover Financial Services	88,507	5,030,738
E*TRADE Financial Corp. *	53,233	1,335,084
Eaton Vance Corp.	22,700	858,287
Encore Capital Group, Inc. *(c)	5,600	136,696
Enova International, Inc. *	6,313	57,385
Evercore Partners, Inc., Class A	6,500	329,355
EZCORP, Inc., Class A *	20,600	186,636
FactSet Research Systems, Inc.	8,050	1,384,278
FBR & Co.	1,000	15,070
Federated Investors, Inc., Class B	14,650	462,500
Financial Engines, Inc.	21,200	559,468
First Cash Financial Services, Inc.	8,100	415,611
FNFV Group *	16,478	196,583
Franklin Resources, Inc.	74,800	2,707,012
FXCM, Inc., Class A *(c)	1,407	13,535
GAMCO Investors, Inc., Class A	3,400	116,076
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	10,049	243,186
Greenhill & Co., Inc.	4,500	89,235
Interactive Brokers Group, Inc., Class A	13,600	473,824
Intercontinental Exchange, Inc.	24,986	6,601,301
INTL. FCStone, Inc. *	4,437	129,294
Invesco Ltd.	88,200	2,573,676
Investment Technology Group, Inc.	8,050	134,435
Janus Capital Group, Inc.	26,200	395,620
KCG Holdings, Inc., Class A *	15,533	235,014
Lazard Ltd., Class A	28,600	1,022,164
Legg Mason, Inc.	17,550	599,157
LendingClub Corp. *	51,500	237,930
Leucadia National Corp.	72,450	1,322,937
LPL Financial Holdings, Inc.	22,300	600,985
MarketAxess Holdings, Inc.	8,900	1,438,774
Moody's Corp.	33,600	3,561,936
Morgan Stanley	330,425	9,493,110
Morningstar, Inc.	5,500	465,190
MSCI, Inc.	20,000	1,720,800
Nasdaq, Inc.	26,100	1,846,836
Navient Corp.	72,000	1,022,400
Nelnet, Inc., Class A	6,400	258,624
NewStar Financial, Inc. *	13,500	137,970
Northern Trust Corp.	45,100	3,048,309
NorthStar Asset Management Group, Inc.	33,475	397,013
OneMain Holdings, Inc. *	10,500	302,820
PICO Holdings, Inc. *	3,700	37,296
Piper Jaffray Cos. *	3,950	163,293
PRA Group, Inc. *	9,800	273,028
Raymond James Financial, Inc.	30,750	1,688,175
Resource America, Inc., Class A	4,000	38,960
S&P Global, Inc.	56,461	6,899,534
Santander Consumer USA Holdings, Inc. *	24,000	263,760
SEI Investments Co.	31,100	1,399,500
SLM Corp. *	72,000	517,680
State Street Corp.	86,760	5,707,073
Stifel Financial Corp. *	11,785	416,600
Synchrony Financial *	169,113	4,714,870
T. Rowe Price Group, Inc.	53,900	3,810,191
TD Ameritrade Holding Corp.	56,600	1,718,376
The Bank of New York Mellon Corp.	220,518	8,688,409
The Charles Schwab Corp. (a)	250,126	7,108,581
The First Marblehead Corp. *	750	3,735
The Goldman Sachs Group, Inc.	80,955	12,856,464
Virtus Investment Partners, Inc. (c)	875	73,754
Voya Financial, Inc.	45,389	1,163,320
Waddell & Reed Financial, Inc., Class A	14,750	269,335
Westwood Holdings Group, Inc.	1,785	95,712
WisdomTree Investments, Inc. (c)	20,500	203,770
World Acceptance Corp. *	3,000	130,380
		213,002,416
Energy 6.3%
Abraxas Petroleum Corp. *	36,200	41,992
Adams Resources & Energy, Inc.	2,300	69,621
Alon USA Energy, Inc.	8,700	61,509
Anadarko Petroleum Corp.	108,268	5,903,854

    7

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Antero Resources Corp. *	32,800	859,032
Apache Corp.	77,572	4,072,530
Approach Resources, Inc. *	4,000	6,640
Archrock, Inc.	10,720	95,515
Atwood Oceanics, Inc.	9,500	101,460
Baker Hughes, Inc.	97,965	4,685,666
Basic Energy Services, Inc. *(c)	8,500	5,950
Bill Barrett Corp. *	38,500	229,845
Bonanza Creek Energy, Inc. *(c)	6,200	4,979
Bristow Group, Inc.	6,000	64,860
Cabot Oil & Gas Corp.	100,400	2,476,868
California Resources Corp.	7,032	72,148
Callon Petroleum Co. *	18,200	207,298
CARBO Ceramics, Inc.	3,300	46,530
Carrizo Oil & Gas, Inc. *	13,100	429,680
Cheniere Energy, Inc. *	46,200	1,932,546
Chesapeake Energy Corp. *	136,530	739,993
Chevron Corp.	401,223	41,117,333
Cimarex Energy Co.	20,162	2,419,843
Clayton Williams Energy, Inc. *(c)	2,500	94,275
Clean Energy Fuels Corp. *	17,300	51,727
Cloud Peak Energy, Inc. *	8,700	29,667
Cobalt International Energy, Inc. *	75,700	112,793
Comstock Resources, Inc. *	271,800	223,800
Concho Resources, Inc. *	26,831	3,332,410
ConocoPhillips	262,931	10,732,843
CONSOL Energy, Inc.	44,600	864,348
Contango Oil & Gas Co. *	5,200	47,996
Continental Resources, Inc. *	17,000	748,850
Core Laboratories N.V.	9,800	1,144,738
CVR Energy, Inc. (c)	5,100	75,480
Delek US Holdings, Inc.	10,700	133,964
Denbury Resources, Inc.	57,225	165,952
Devon Energy Corp.	113,260	4,335,593
Diamond Offshore Drilling, Inc.	11,400	259,008
Diamondback Energy, Inc. *	13,721	1,204,567
Dril-Quip, Inc. *	6,700	364,681
Energen Corp.	17,500	829,150
ENGlobal Corp. *	4,000	5,920
Ensco plc, Class A	81,500	747,355
EOG Resources, Inc.	115,548	9,440,272
EP Energy Corp., Class A *(c)	19,147	79,843
EQT Corp.	37,900	2,761,394
Era Group, Inc. *	2,850	25,023
EXCO Resources, Inc. *(c)	51,400	70,932
Exterran Corp. *	5,360	68,179
Exxon Mobil Corp.	879,499	78,231,436
FMC Technologies, Inc. *	46,764	1,186,870
Forum Energy Technologies, Inc. *	11,200	182,896
Frank's International N.V. (c)	14,000	172,480
Geospace Technologies Corp. *	1,800	29,700
Green Plains, Inc.	9,300	210,924
Gulf Island Fabrication, Inc.	4,100	34,686
Gulfmark Offshore, Inc., Class A *	4,100	11,890
Gulfport Energy Corp. *	24,003	698,247
Halcon Resources Corp. *(c)	15,140	6,248
Halliburton Co.	188,444	8,227,465
Harvest Natural Resources, Inc. *	9,300	5,394
Helix Energy Solutions Group, Inc. *	14,064	111,668
Helmerich & Payne, Inc.	29,417	1,822,971
Hess Corp.	55,300	2,966,845
HollyFrontier Corp.	38,654	982,585
Security	Number of Shares	Value ($)
Hornbeck Offshore Services, Inc. *	5,000	39,900
Houston American Energy Corp. *	4,000	820
ION Geophysical Corp. *	926	4,639
Kinder Morgan, Inc.	391,178	7,952,649
Kosmos Energy Ltd. *	31,100	172,605
Laredo Petroleum, Inc. *	22,700	227,454
Marathon Oil Corp.	180,614	2,463,575
Marathon Petroleum Corp.	109,008	4,293,825
Matador Resources Co. *	12,100	255,189
Matrix Service Co. *	8,000	132,560
McDermott International, Inc. *	39,100	202,538
Memorial Resource Development Corp. *	16,000	239,680
Murphy Oil Corp.	29,000	795,470
Nabors Industries Ltd.	70,734	636,606
National Oilwell Varco, Inc.	80,822	2,614,592
Natural Gas Services Group, Inc. *	7,500	188,325
Newfield Exploration Co. *	45,100	1,952,830
Newpark Resources, Inc. *	11,500	72,680
Noble Corp. plc	46,155	340,624
Noble Energy, Inc.	87,679	3,131,894
Northern Oil & Gas, Inc. *(c)	8,200	32,472
Oasis Petroleum, Inc. *	24,200	183,920
Occidental Petroleum Corp.	163,253	12,199,897
Oceaneering International, Inc.	23,100	644,028
Oil States International, Inc. *	8,600	265,912
ONEOK, Inc.	45,929	2,057,160
Pacific Ethanol, Inc. *	10,200	69,666
Panhandle Oil & Gas, Inc., Class A	6,200	101,432
Parker Drilling Co. *	60,300	124,821
Parsley Energy, Inc., Class A *	37,700	1,074,827
Patterson-UTI Energy, Inc.	28,500	552,615
PBF Energy, Inc., Class A	21,913	489,536
PDC Energy, Inc. *	9,300	509,361
PetroQuest Energy, Inc. *	3,300	10,659
PHI, Inc. - Non Voting Shares *	4,000	77,280
Phillips 66	100,365	7,633,762
Pioneer Energy Services Corp. *	13,100	41,265
Pioneer Natural Resources Co.	33,633	5,467,717
QEP Resources, Inc.	49,600	902,720
Range Resources Corp.	40,305	1,624,695
Resolute Energy Corp. *	2,380	16,351
REX American Resources Corp. *	4,875	320,775
Rex Energy Corp. *	8,000	5,187
Rice Energy, Inc. *	28,236	658,464
RigNet, Inc. *	4,141	49,485
Rowan Cos. plc, Class A	20,500	312,420
RPC, Inc. *	16,118	233,550
RSP Permian, Inc. *	12,800	460,160
Sanchez Energy Corp. *	8,700	55,158
Schlumberger Ltd.	294,003	23,673,122
SEACOR Holdings, Inc. *	4,850	274,122
SemGroup Corp., Class A	7,000	202,720
SM Energy Co.	11,200	303,856
Southwestern Energy Co. *	79,675	1,161,661
Spectra Energy Corp.	140,178	5,042,203
Stone Energy Corp. *(c)	43,138	529,735
Superior Energy Services, Inc.	26,099	416,801
Synergy Resources Corp. *	33,100	215,481
Targa Resources Corp.	33,800	1,259,388
Teekay Corp. (c)	8,600	53,320
Tesco Corp.	7,000	46,270

8

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tesoro Corp.	24,700	1,880,905
TETRA Technologies, Inc. *	12,100	72,721
The Williams Cos., Inc.	138,600	3,322,242
Tidewater, Inc.	7,700	32,879
Transocean Ltd.	67,500	741,825
Unit Corp. *	7,400	92,500
Uranium Energy Corp. *(c)	226,400	217,367
US Silica Holdings, Inc.	10,600	365,382
VAALCO Energy, Inc. *	12,600	10,723
Valero Energy Corp.	101,280	5,294,918
W&T Offshore, Inc. *	7,500	14,925
Weatherford International plc *	195,549	1,110,718
Western Refining, Inc.	12,253	255,475
Westmoreland Coal Co. *	9,600	91,680
Whiting Petroleum Corp. *	42,070	310,056
World Fuel Services Corp.	17,400	828,240
WPX Energy, Inc. *	63,953	638,890
		308,832,632
Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	7,100	948,134
Costco Wholesale Corp.	91,685	15,331,566
CVS Health Corp.	231,037	21,421,751
Ingles Markets, Inc., Class A	4,200	163,086
PriceSmart, Inc.	7,100	552,948
Rite Aid Corp. *	201,480	1,410,360
SpartanNash, Co.	12,540	395,010
Sprouts Farmers Market, Inc. *	35,374	818,201
SUPERVALU, Inc. *	39,532	192,916
Sysco Corp.	107,836	5,584,826
The Andersons, Inc.	3,600	133,128
The Kroger Co.	202,832	6,934,826
United Natural Foods, Inc. *	8,800	439,824
Wal-Mart Stores, Inc.	325,189	23,729,041
Walgreens Boots Alliance, Inc.	181,808	14,408,284
Weis Markets, Inc.	2,400	124,008
Whole Foods Market, Inc.	70,777	2,157,283
		94,745,192
Food, Beverage & Tobacco 5.1%
Alico, Inc.	2,000	59,160
Alliance One International, Inc. *	2,460	42,558
Altria Group, Inc.	415,423	28,124,137
Archer-Daniels-Midland Co.	126,958	5,723,267
B&G Foods, Inc.	15,000	773,850
Blue Buffalo Pet Products, Inc. *	10,000	256,800
Brown-Forman Corp., Class A	5,000	528,300
Brown-Forman Corp., Class B	22,116	2,171,570
Bunge Ltd.	32,100	2,113,464
Cal-Maine Foods, Inc.	5,200	217,880
Calavo Growers, Inc.	4,846	318,770
Campbell Soup Co.	40,100	2,497,027
Coca-Cola Bottling Co. Consolidated	1,248	177,728
ConAgra Foods, Inc.	88,393	4,133,257
Constellation Brands, Inc., Class A	37,169	6,119,132
Darling Ingredients, Inc. *	56,100	885,258
Dean Foods Co.	13,556	250,244
Dr Pepper Snapple Group, Inc.	39,400	3,881,294
Farmer Brothers Co. *	4,500	138,015
Security	Number of Shares	Value ($)
Flowers Foods, Inc.	44,605	820,286
Fresh Del Monte Produce, Inc.	7,900	449,115
General Mills, Inc.	122,838	8,830,824
Hormel Foods Corp.	54,800	2,046,780
Ingredion, Inc.	15,700	2,091,868
J&J Snack Foods Corp.	2,093	254,530
John B. Sanfilippo & Son, Inc.	5,000	233,350
Kellogg Co.	53,400	4,416,714
Lancaster Colony Corp.	3,400	441,864
Landec Corp. *	9,100	104,650
Limoneira Co. (c)	2,900	51,301
McCormick & Co., Inc. - Non Voting Shares	25,100	2,566,475
Mead Johnson Nutrition Co.	39,500	3,523,400
Molson Coors Brewing Co., Class B	39,400	4,025,104
Mondelez International, Inc., Class A	325,224	14,303,352
Monster Beverage Corp. *	31,789	5,106,267
National Beverage Corp. *	6,400	367,104
PepsiCo, Inc.	304,858	33,205,133
Philip Morris International, Inc.	328,409	32,926,286
Pilgrim's Pride Corp.	12,466	289,835
Pinnacle Foods, Inc.	23,600	1,184,956
Post Holdings, Inc. *	11,950	1,035,706
Primo Water Corp. *	1,000	11,980
Reynolds American, Inc.	173,806	8,700,728
Rocky Mountain Chocolate Factory, Inc.	3,427	36,360
Sanderson Farms, Inc.	2,850	249,632
Seaboard Corp. *	100	293,000
Snyder's-Lance, Inc.	12,930	442,982
The Boston Beer Co., Inc., Class A *	2,100	384,048
The Coca-Cola Co.	827,214	36,091,347
The Hain Celestial Group, Inc. *	19,412	1,024,759
The Hershey Co.	31,300	3,466,788
The JM Smucker Co.	24,293	3,745,009
The Kraft Heinz Co.	125,304	10,825,013
The WhiteWave Foods Co. *	40,325	2,237,634
Tootsie Roll Industries, Inc.	8,052	298,971
TreeHouse Foods, Inc. *	12,522	1,292,145
Tyson Foods, Inc., Class A	62,684	4,613,542
Universal Corp.	4,800	284,688
Vector Group Ltd.	15,869	350,546
		251,035,783
Health Care Equipment & Services 5.5%
Abaxis, Inc.	5,600	276,976
Abbott Laboratories	306,143	13,699,899
ABIOMED, Inc. *	10,200	1,203,294
Acadia Healthcare Co., Inc. *	19,600	1,107,400
Accuray, Inc. *	21,200	116,176
Aceto Corp.	7,900	203,109
Adeptus Health, Inc., Class A *(c)	3,700	164,909
Aetna, Inc.	74,185	8,546,854
Air Methods Corp. *	8,700	289,623
Alere, Inc. *	18,541	695,287
Align Technology, Inc. *	16,400	1,462,060
Alliance HealthCare Services, Inc. *	360	2,146
Allscripts Healthcare Solutions, Inc. *	31,560	445,627
Amedisys, Inc. *	10,834	580,161
AmerisourceBergen Corp.	39,596	3,373,183

    9

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	11,210	474,183
Amsurg Corp. *	10,700	802,607
Analogic Corp.	2,700	226,854
Anika Therapeutics, Inc. *	4,606	229,932
Antares Pharma, Inc. *	28,100	28,100
Anthem, Inc.	56,723	7,449,999
athenahealth, Inc. *	7,800	996,762
Atrion Corp.	616	293,709
Baxter International, Inc.	113,006	5,426,548
Becton, Dickinson & Co.	44,008	7,745,408
BioScrip, Inc. *	8,372	21,432
Boston Scientific Corp. *	294,167	7,142,375
Brookdale Senior Living, Inc. *	33,925	626,595
C.R. Bard, Inc.	15,560	3,481,239
Cantel Medical Corp.	8,034	537,876
Capital Senior Living Corp. *	8,394	163,515
Cardinal Health, Inc.	70,118	5,861,865
Cardiovascular Systems, Inc. *	5,000	98,050
Centene Corp. *	36,341	2,563,858
Cerner Corp. *	62,800	3,918,092
Chemed Corp.	3,900	573,846
Cigna Corp.	53,551	6,905,937
Community Health Systems, Inc. *	23,796	303,875
Computer Programs & Systems, Inc.	3,600	142,704
CONMED Corp.	7,300	296,672
CorVel Corp. *	2,700	122,040
Cross Country Healthcare, Inc. *	12,500	182,750
CryoLife, Inc.	9,050	131,859
Cynosure, Inc., Class A *	5,000	274,800
Danaher Corp.	124,574	10,145,307
DaVita HealthCare Partners, Inc. *	34,300	2,659,622
DENTSPLY SIRONA, Inc.	53,888	3,450,988
DexCom, Inc. *	16,500	1,521,795
Diplomat Pharmacy, Inc. *	9,000	323,370
Edwards Lifesciences Corp. *	46,000	5,267,920
Endologix, Inc. *	13,700	193,307
Envision Healthcare Holdings, Inc. *	38,000	934,420
Express Scripts Holding Co. *	136,852	10,410,332
Five Star Quality Care, Inc. *	14,335	33,974
Glaukos Corp. *	9,400	328,624
Globus Medical, Inc., Class A *	13,900	319,005
Haemonetics Corp. *	16,300	494,216
Halyard Health, Inc. *	8,217	284,226
HCA Holdings, Inc. *	64,300	4,959,459
HealthEquity, Inc. *	8,000	236,160
HealthSouth Corp.	20,600	886,830
HealthStream, Inc. *	6,800	164,764
Healthways, Inc. *	8,100	136,404
HeartWare International, Inc. *	4,100	237,554
Henry Schein, Inc. *	16,100	2,913,778
Hill-Rom Holdings, Inc.	10,200	544,986
HMS Holdings Corp. *	12,200	242,536
Hologic, Inc. *	49,612	1,909,566
Humana, Inc.	31,000	5,349,050
ICU Medical, Inc. *	3,350	391,146
IDEXX Laboratories, Inc. *	23,000	2,157,170
IMS Health Holdings, Inc. *	29,800	894,596
Inovalon Holdings, Inc., Class A *(c)	10,000	186,200
Insulet Corp. *	9,800	346,822
Integer Holdings Corp. *	6,700	148,807
Security	Number of Shares	Value ($)
Integra LifeSciences Holdings Corp. *	5,300	446,631
Interpace Diagnostics Group, Inc. *	2,900	870
Intuitive Surgical, Inc. *	7,950	5,531,292
Invacare Corp.	6,000	69,120
Kindred Healthcare, Inc.	11,559	141,713
Laboratory Corp. of America Holdings *	20,869	2,912,478
Landauer, Inc.	2,100	87,612
LeMaitre Vascular, Inc.	6,800	116,960
LifePoint Health, Inc. *	9,607	568,542
LivaNova plc *	10,400	541,320
Magellan Health, Inc. *	3,907	267,512
Masimo Corp. *	8,500	450,245
McKesson Corp.	48,152	9,368,453
Medidata Solutions, Inc. *	16,500	876,975
MEDNAX, Inc. *	19,600	1,350,636
Medtronic plc	296,388	25,972,480
Meridian Bioscience, Inc.	10,050	194,568
Merit Medical Systems, Inc. *	10,277	240,893
Molina Healthcare, Inc. *	6,550	372,105
National HealthCare Corp.	4,100	264,860
Natus Medical, Inc. *	7,600	298,908
Neogen Corp. *	10,257	565,674
Nevro Corp. *	3,000	248,100
NuVasive, Inc. *	10,000	622,000
Nuvectra Corp. *	2,233	14,760
NxStage Medical, Inc. *	18,700	413,457
Omnicell, Inc. *	7,400	286,232
OraSure Technologies, Inc. *	12,200	83,204
Orthofix International N.V. *	2,800	132,720
Owens & Minor, Inc.	24,200	864,182
Patterson Cos., Inc.	18,800	927,968
PharMerica Corp. *	4,813	127,833
Premier, Inc., Class A *	15,900	519,930
Quality Systems, Inc.	10,500	128,940
Quest Diagnostics, Inc.	28,720	2,480,259
Quidel Corp. *	5,200	118,560
Quorum Health Corp. *	5,949	64,785
ResMed, Inc.	28,000	1,928,640
RTI Surgical, Inc. *	18,100	58,825
SeaSpine Holdings Corp. *	1,766	16,989
Select Medical Holdings Corp. *	22,600	259,900
St. Jude Medical, Inc.	61,200	5,082,048
STERIS plc	19,400	1,376,430
Stryker Corp.	65,300	7,593,084
Surgical Care Affiliates, Inc. *	6,000	312,060
Surmodics, Inc. *	4,200	115,206
Team Health Holdings, Inc. *	14,000	571,760
Teleflex, Inc.	9,600	1,730,976
Tenet Healthcare Corp. *	18,812	575,835
The Cooper Cos., Inc.	11,681	2,131,432
The Ensign Group, Inc.	10,600	227,900
The Providence Service Corp. *	4,800	232,176
The Spectranetics Corp. *	6,700	155,306
Triple-S Management Corp., Class B *	5,300	131,705
U.S. Physical Therapy, Inc.	3,500	208,670
Unilife Corp. *(c)	2,910	10,301
UnitedHealth Group, Inc.	200,481	28,708,879
Universal American Corp.	20,600	157,796

10

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	18,100	2,344,493
Utah Medical Products, Inc.	2,500	162,675
Varian Medical Systems, Inc. *	21,100	1,999,014
VCA, Inc. *	16,800	1,198,512
Veeva Systems, Inc., Class A *	23,700	900,363
Vocera Communications, Inc. *	3,700	54,723
WellCare Health Plans, Inc. *	8,200	875,760
West Pharmaceutical Services, Inc.	15,800	1,268,424
Wright Medical Group N.V. *	14,965	328,182
Zeltiq Aesthetics, Inc. *	9,601	325,954
Zimmer Biomet Holdings, Inc.	41,600	5,455,424
		271,435,339
Household & Personal Products 1.8%
Avon Products, Inc.	70,000	284,900
Central Garden & Pet Co., Class A *	8,600	195,994
Church & Dwight Co., Inc.	26,400	2,593,536
Colgate-Palmolive Co.	190,409	14,172,142
Coty, Inc., Class A (c)	15,600	419,172
Edgewell Personal Care Co. *	15,533	1,314,247
Elizabeth Arden, Inc. *	3,500	48,650
Energizer Holdings, Inc.	10,933	563,378
Herbalife Ltd. *	11,900	809,319
HRG Group, Inc. *	49,600	738,544
Inter Parfums, Inc.	5,613	182,647
Kimberly-Clark Corp.	75,039	9,721,302
Medifast, Inc.	3,500	123,270
Nu Skin Enterprises, Inc.	9,600	512,640
Nutraceutical International Corp. *	5,000	128,200
Oil-Dri Corp. of America	1,600	59,920
Orchids Paper Products Co.	2,500	76,775
Revlon, Inc., Class A *	5,400	191,646
Spectrum Brands Holdings, Inc.	6,500	837,005
The Clorox Co.	26,400	3,460,248
The Estee Lauder Cos., Inc., Class A	45,700	4,245,530
The Female Health Co. *	7,500	9,450
The Procter & Gamble Co.	564,624	48,326,168
USANA Health Sciences, Inc. *	2,682	368,292
WD-40 Co.	4,600	528,908
		89,911,883
Insurance 2.8%
Aflac, Inc.	85,300	6,165,484
Alleghany Corp. *	3,440	1,869,640
Allied World Assurance Co. Holdings AG	14,700	602,553
Ambac Financial Group, Inc. *	13,400	243,612
American Equity Investment Life Holding Co.	12,600	200,718
American Financial Group, Inc.	18,750	1,370,625
American International Group, Inc.	237,815	12,946,649
American National Insurance Co.	2,300	263,005
AMERISAFE, Inc.	4,000	234,120
AmTrust Financial Services, Inc.	14,628	349,170
Aon plc	56,196	6,016,906
Arch Capital Group Ltd. *	27,000	1,961,010
Argo Group International Holdings Ltd.	6,063	314,609
Security	Number of Shares	Value ($)
Arthur J. Gallagher & Co.	33,400	1,642,946
Aspen Insurance Holdings Ltd.	10,400	477,984
Assurant, Inc.	14,800	1,228,548
Assured Guaranty Ltd.	31,900	854,601
Axis Capital Holdings Ltd.	17,600	978,208
Baldwin & Lyons, Inc., Class B	1,950	51,656
Brown & Brown, Inc.	19,300	707,538
Chubb Ltd.	97,468	12,208,842
Cincinnati Financial Corp.	35,450	2,648,115
Citizens, Inc. *(c)	16,000	133,600
CNA Financial Corp.	6,900	219,627
CNO Financial Group, Inc.	39,000	677,430
Crawford & Co., Class B	5,800	63,684
EMC Insurance Group, Inc.	1,800	49,914
Employers Holdings, Inc.	7,500	213,900
Endurance Specialty Holdings Ltd.	13,423	907,797
Enstar Group Ltd. *	3,300	549,747
Erie Indemnity Co., Class A	6,300	615,447
Everest Re Group Ltd.	8,700	1,644,387
FBL Financial Group, Inc., Class A	5,190	323,700
Federated National Holding Co.	1,500	31,425
First American Financial Corp.	28,600	1,195,766
FNF Group	55,539	2,092,154
Genworth Financial, Inc., Class A *	86,800	248,248
Greenlight Capital Re Ltd., Class A *	7,400	152,662
Horace Mann Educators Corp.	8,300	283,694
Independence Holding Co.	2,970	51,708
Infinity Property & Casualty Corp.	2,500	205,100
Kemper Corp.	7,700	263,879
Lincoln National Corp.	51,626	2,254,507
Loews Corp.	60,174	2,486,991
Maiden Holdings Ltd.	18,900	264,033
Markel Corp. *	3,203	3,038,846
Marsh & McLennan Cos., Inc.	107,900	7,094,425
MBIA, Inc. *	25,250	213,110
Mercury General Corp.	11,600	642,292
MetLife, Inc.	236,703	10,116,686
National General Holdings Corp.	10,400	214,552
National Western Life Group, Inc., Class A	500	94,570
Old Republic International Corp.	43,822	849,270
OneBeacon Insurance Group Ltd., Class A	14,800	207,348
Primerica, Inc.	10,700	551,157
Principal Financial Group, Inc.	55,641	2,594,540
ProAssurance Corp.	12,940	668,480
Prudential Financial, Inc.	92,672	6,977,275
Reinsurance Group of America, Inc.	12,900	1,280,325
RenaissanceRe Holdings Ltd.	8,532	1,002,681
RLI Corp.	9,200	627,164
Safety Insurance Group, Inc.	3,400	216,580
Selective Insurance Group, Inc.	19,300	755,788
State Auto Financial Corp.	5,500	124,190
Stewart Information Services Corp.	3,600	154,116
The Allstate Corp.	77,867	5,320,652
The Hanover Insurance Group, Inc.	9,400	773,996
The Hartford Financial Services Group, Inc.	83,262	3,317,991
The Navigators Group, Inc.	4,200	393,414
The Progressive Corp.	115,764	3,763,488
The Travelers Cos., Inc.	62,752	7,293,037

    11

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Torchmark Corp.	22,200	1,373,514
United Fire Group, Inc.	5,000	210,000
Universal Insurance Holdings, Inc.	8,700	189,138
Unum Group	52,114	1,741,129
Validus Holdings Ltd.	16,857	833,242
W. R. Berkley Corp.	27,850	1,620,591
White Mountains Insurance Group Ltd.	1,300	1,067,716
Willis Towers Watson plc	28,624	3,538,499
XL Group Ltd.	57,900	2,003,919
		139,129,660
Materials 3.3%
A. Schulman, Inc.	5,300	155,343
A.M. Castle & Co. *	5,800	8,062
AEP Industries, Inc.	1,900	152,874
Air Products & Chemicals, Inc.	39,900	5,961,858
AK Steel Holding Corp. *	32,127	210,753
Albemarle Corp.	23,603	1,986,665
Alcoa, Inc.	292,498	3,106,329
Allegheny Technologies, Inc. (c)	20,092	357,839
American Vanguard Corp.	3,000	44,640
Ampco-Pittsburgh Corp.	4,500	59,445
AptarGroup, Inc.	10,900	852,162
Ashland, Inc.	11,923	1,350,161
Avery Dennison Corp.	20,000	1,557,800
Axalta Coating Systems Ltd. *	31,300	893,615
Axiall Corp.	15,400	502,810
Balchem Corp.	9,800	625,926
Ball Corp.	40,000	2,826,800
Bemis Co., Inc.	27,400	1,398,496
Berry Plastics Group, Inc. *	24,600	1,008,600
Boise Cascade Co. *	5,500	149,435
Cabot Corp.	10,900	530,721
Calgon Carbon Corp.	12,500	172,500
Carpenter Technology Corp.	8,300	325,775
Celanese Corp., Series A	30,700	1,946,994
Century Aluminum Co. *	11,600	88,044
CF Industries Holdings, Inc.	47,500	1,172,300
Chase Corp.	5,200	315,068
Chemtura Corp. *	14,000	393,260
Clearwater Paper Corp. *	5,472	344,244
Cliffs Natural Resources, Inc. *	21,100	166,901
Codexis, Inc. *	1,870	8,134
Coeur Mining, Inc. *	22,400	343,168
Commercial Metals Co.	22,800	377,112
Compass Minerals International, Inc.	7,300	508,007
Crown Holdings, Inc. *	28,000	1,483,160
Deltic Timber Corp.	1,500	103,380
Domtar Corp.	10,500	413,385
E.I. du Pont de Nemours & Co.	185,507	12,831,519
Eagle Materials, Inc.	11,543	969,035
Eastman Chemical Co.	28,980	1,890,365
Ecolab, Inc.	54,104	6,404,832
Ferro Corp. *	21,000	272,160
Flotek Industries, Inc. *	13,300	188,860
FMC Corp.	28,000	1,331,120
Freeport-McMoRan, Inc.	258,318	3,347,801
FutureFuel Corp.	8,300	95,118
GCP Applied Technologies, Inc. *	13,600	374,408
General Moly, Inc. *	15,700	5,181
Security	Number of Shares	Value ($)
Graphic Packaging Holding Co.	52,900	721,556
Greif, Inc., Class A	11,300	453,469
H.B. Fuller Co.	9,000	419,040
Hawkins, Inc.	2,700	115,398
Haynes International, Inc.	2,500	94,950
Headwaters, Inc. *	12,000	238,680
Hecla Mining Co.	72,100	467,929
Huntsman Corp.	52,800	816,288
Ingevity Corp. *	8,661	331,456
Innophos Holdings, Inc.	5,300	228,218
Innospec, Inc.	4,200	211,134
International Flavors & Fragrances, Inc.	18,100	2,411,825
International Paper Co.	85,480	3,915,839
Intrepid Potash, Inc. *	11,800	15,222
Kaiser Aluminum Corp.	3,600	298,260
KapStone Paper & Packaging Corp.	15,800	225,624
KMG Chemicals, Inc.	1,600	43,984
Koppers Holdings, Inc. *	4,800	151,776
Kraton Performance Polymers, Inc. *	3,500	104,685
Kronos Worldwide, Inc.	11,720	66,218
Louisiana-Pacific Corp. *	32,900	664,580
LSB Industries, Inc. *	3,000	34,740
LyondellBasell Industries N.V., Class A	73,032	5,496,388
Martin Marietta Materials, Inc.	15,700	3,181,605
Materion Corp.	4,000	105,640
McEwen Mining, Inc. *	31,130	138,217
Minerals Technologies, Inc.	6,200	404,612
Monsanto Co.	92,626	9,889,678
Myers Industries, Inc.	8,080	120,796
Neenah Paper, Inc.	4,231	319,144
NewMarket Corp.	1,900	813,086
Newmont Mining Corp.	111,174	4,891,656
Nucor Corp.	71,200	3,819,168
Olin Corp.	41,920	876,128
Olympic Steel, Inc.	1,400	40,124
OMNOVA Solutions, Inc. *	10,400	98,488
Owens-Illinois, Inc. *	33,600	631,344
P.H. Glatfelter Co.	7,000	144,620
Packaging Corp. of America	20,100	1,501,269
Platform Specialty Products Corp. *	24,500	225,400
PolyOne Corp.	14,810	519,387
PPG Industries, Inc.	56,000	5,863,760
Praxair, Inc.	59,300	6,910,822
Quaker Chemical Corp.	3,200	306,112
Rayonier Advanced Materials, Inc.	6,960	95,839
Reliance Steel & Aluminum Co.	13,300	1,043,252
Rentech, Inc. *	3,740	9,574
Resolute Forest Products, Inc. *	14,000	77,280
Royal Gold, Inc.	16,100	1,361,094
RPM International, Inc.	24,600	1,334,796
Schnitzer Steel Industries, Inc., Class A	3,450	67,240
Schweitzer-Mauduit International, Inc.	4,600	173,926
Sealed Air Corp.	43,300	2,042,894
Sensient Technologies Corp.	13,700	1,011,471
Silgan Holdings, Inc.	6,900	342,102
Sonoco Products Co.	22,600	1,151,018
Steel Dynamics, Inc.	47,300	1,268,586
Stepan Co.	4,300	276,533

12

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stillwater Mining Co. *	24,633	376,885
Summit Materials, Inc., Class A *	24,300	538,002
SunCoke Energy, Inc.	15,217	116,106
TerraVia Holdings, Inc. *(c)	12,100	30,613
The Chemours Co.	34,661	322,347
The Dow Chemical Co.	238,251	12,786,931
The Mosaic Co.	82,612	2,230,524
The Scotts Miracle-Gro Co., Class A	12,500	921,875
The Sherwin-Williams Co.	16,501	4,945,845
The Valspar Corp.	15,500	1,650,285
TimkenSteel Corp.	6,550	65,631
Tredegar Corp.	5,100	90,270
Trinseo S.A.	7,700	383,383
Tronox Ltd., Class A	9,800	63,602
United States Steel Corp.	26,300	722,987
Universal Stainless & Alloy Products, Inc. *	1,800	21,042
Valhi, Inc. (c)	13,600	25,296
Vulcan Materials Co.	28,692	3,557,234
W.R. Grace & Co.	13,600	1,018,232
Westlake Chemical Corp.	7,500	343,050
WestRock Co.	51,969	2,229,990
Worthington Industries, Inc.	16,800	744,408
		161,380,623
Media 2.9%
A. H. Belo Corp., Class A	13,980	72,277
AMC Networks, Inc., Class A *	10,400	575,744
Cable One, Inc.	900	471,492
Carmike Cinemas, Inc. *	6,300	194,166
CBS Corp., Class B - Non Voting Shares	91,190	4,761,942
Central European Media Enterprises Ltd., Class A *(c)	9,900	22,869
Charter Communications, Inc. Class A *	45,072	10,586,061
Cinemark Holdings, Inc.	19,600	736,960
Clear Channel Outdoor Holdings, Inc., Class A	20,700	144,693
Comcast Corp., Class A	509,360	34,254,460
Cumulus Media, Inc., Class A *	25,351	9,694
Discovery Communications, Inc., Class A *	26,061	653,871
Discovery Communications, Inc., Class C *	57,261	1,405,185
DISH Network Corp., Class A *	51,600	2,756,472
DreamWorks Animation SKG, Inc., Class A *	19,500	798,915
Entercom Communications Corp., Class A	11,000	160,710
Gannett Co., Inc.	19,500	248,820
Global Eagle Entertainment, Inc. *	17,114	140,335
Gray Television, Inc. *	25,500	252,450
Harte-Hanks, Inc.	17,200	28,552
John Wiley & Sons, Inc., Class A	9,000	519,300
Liberty Braves Group, Class A *	1,749	28,841
Liberty Braves Group, Class C *	7,098	113,426
Liberty Broadband Corp., Class A *	4,373	274,668
Liberty Broadband Corp., Class C *	17,496	1,107,672
Liberty Global plc LiLAC., Class A *	9,918	340,683
Security	Number of Shares	Value ($)
Liberty Global plc LiLAC., Class C *	23,896	836,360
Liberty Global plc, Class A *	59,475	1,885,952
Liberty Global plc, Series C *	145,775	4,511,736
Liberty Media Group, Class A *	4,373	99,267
Liberty Media Group, Class C *	10,672	239,266
Liberty SiriusXM Group, Class A *	17,495	625,446
Liberty SiriusXM Group, Class C *	42,690	1,504,823
Lions Gate Entertainment Corp. (c)	20,600	411,794
Live Nation Entertainment, Inc. *	26,457	725,451
Loral Space & Communications, Inc. *	2,800	98,364
Media General, Inc. *	18,400	323,656
Meredith Corp.	14,000	762,720
MSG Networks, Inc., Class A *	10,175	163,309
National CineMedia, Inc.	13,200	205,656
New Media Investment Group, Inc.	11,500	203,090
News Corp., Class A	74,987	972,581
News Corp., Class B	25,000	336,000
Nexstar Broadcasting Group, Inc., Class A (c)	4,500	227,475
Omnicom Group, Inc.	49,700	4,089,813
Regal Entertainment Group, Class A (c)	12,100	284,592
Salem Media Group, Inc.	5,700	43,149
Scholastic Corp.	7,300	300,030
Scripps Networks Interactive, Inc., Class A	19,200	1,268,352
Sinclair Broadcast Group, Inc., Class A	11,000	306,020
Sirius XM Holdings, Inc. *	485,300	2,130,467
Sizmek, Inc. *	8,300	22,659
Starz, Class A *	16,195	489,575
TEGNA, Inc.	46,100	1,009,590
The E.W. Scripps Co., Class A *	18,547	314,557
The Interpublic Group of Cos., Inc.	73,037	1,684,233
The Madison Square Garden Co., Class A *	5,191	948,863
The New York Times Co., Class A	40,200	521,796
The Walt Disney Co.	314,539	30,180,017
Time Warner, Inc.	166,257	12,743,599
Time, Inc.	19,122	312,262
Tribune Media Co., Class A	18,500	685,425
Twenty-First Century Fox, Inc., Class A	243,878	6,496,910
Twenty-First Century Fox, Inc., Class B	80,000	2,162,400
Viacom, Inc., Class B	75,922	3,452,173
World Wrestling Entertainment, Inc., Class A	5,700	112,575
		144,352,261
Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	341,596	22,623,903
ACADIA Pharmaceuticals, Inc. *	16,600	614,864
Accelerate Diagnostics, Inc. *(c)	10,300	202,395
Acceleron Pharma, Inc. *	12,500	424,000
Achillion Pharmaceuticals, Inc. *	19,800	163,944
Acorda Therapeutics, Inc. *	8,400	212,352
Acura Pharmaceuticals, Inc. *	4,180	8,109
Aegerion Pharmaceuticals, Inc. *	3,800	5,472
Agilent Technologies, Inc.	71,917	3,459,927

    13

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Agios Pharmaceuticals, Inc. *	6,000	271,380
Akorn, Inc. *	15,400	527,142
Albany Molecular Research, Inc. *	8,800	127,072
Alder Biopharmaceuticals, Inc. *	6,300	202,230
Alexion Pharmaceuticals, Inc. *	48,500	6,237,100
Alkermes plc *	40,500	2,020,950
Allergan plc *	84,287	21,320,397
Alnylam Pharmaceuticals, Inc. *	15,500	1,055,240
AMAG Pharmaceuticals, Inc. *	6,600	175,098
Amgen, Inc.	159,489	27,436,893
Amicus Therapeutics, Inc. *	27,200	182,784
Aratana Therapeutics, Inc. *	10,100	76,659
Arena Pharmaceuticals, Inc. *	32,100	53,607
ARIAD Pharmaceuticals, Inc. *	57,200	543,972
ArQule, Inc. *	21,000	34,860
Array BioPharma, Inc. *	62,184	232,568
Arrowhead Pharmaceuticals, Inc. *(c)	10,700	63,772
AVEO Pharmaceuticals, Inc. *	15,100	15,100
Aviragen Therapeutics, Inc. *	26,016	35,642
Bio-Rad Laboratories, Inc., Class A *	4,900	710,941
Bio-Techne Corp.	7,800	876,876
BioCryst Pharmaceuticals, Inc. *	23,900	86,518
BioDelivery Sciences International, Inc. *(c)	14,119	36,003
Biogen, Inc. *	46,312	13,427,238
BioMarin Pharmaceutical, Inc. *	35,000	3,479,700
Biostage, Inc. *	4,825	5,259
Bluebird Bio, Inc. *	10,900	623,262
Bristol-Myers Squibb Co.	355,353	26,583,958
Bruker Corp.	18,000	448,560
Cambrex Corp. *	7,200	377,352
Cascadian Therapeutics, Inc. *	25,700	28,270
Catalent, Inc. *	18,000	459,720
Celgene Corp. *	166,062	18,630,496
Celldex Therapeutics, Inc. *	25,800	119,196
Cempra, Inc. *(c)	7,500	134,775
Cepheid *	16,200	572,346
Charles River Laboratories International, Inc. *	10,416	915,879
Chimerix, Inc. *	7,200	28,728
Clovis Oncology, Inc. *	6,400	91,392
Depomed, Inc. *	14,500	275,065
Durect Corp. *	14,500	28,130
Dynavax Technologies Corp. *	10,950	168,959
Eagle Pharmaceuticals, Inc. *(c)	2,500	107,850
Eli Lilly & Co.	207,689	17,215,341
Emergent BioSolutions, Inc. *	10,400	347,256
Endo International plc *	48,450	841,092
Endocyte, Inc. *	11,300	35,934
Enzo Biochem, Inc. *	43,981	306,548
EPIRUS Biopharmaceuticals, Inc. *	843	116
Esperion Therapeutics, Inc. *	3,500	38,010
Exact Sciences Corp. *(c)	42,700	742,126
Exelixis, Inc. *	44,700	410,346
FibroGen, Inc. *	12,700	242,951
Five Prime Therapeutics, Inc. *	9,200	466,348
Fluidigm Corp. *	6,000	63,300
Foundation Medicine, Inc. *(c)	6,500	151,905
Genomic Health, Inc. *	8,400	243,852
Geron Corp. *	46,200	123,816
Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	284,192	22,584,738
GTx, Inc. *	15,900	8,666
Halozyme Therapeutics, Inc. *	28,000	278,320
Harvard Bioscience, Inc. *	19,300	55,005
Heron Therapeutics, Inc. *	8,200	136,284
Horizon Pharma plc *	30,500	588,345
Illumina, Inc. *	32,000	5,323,200
ImmunoGen, Inc. *(c)	16,900	46,982
Immunomedics, Inc. *(c)	64,448	170,787
Impax Laboratories, Inc. *	13,800	433,596
INC Research Holdings, Inc., Class A *	9,100	405,041
Incyte Corp. *	35,800	3,229,518
Infinity Pharmaceuticals, Inc. *	19,600	32,928
Innoviva, Inc. (c)	13,700	176,319
Inovio Pharmaceuticals, Inc. *(c)	20,194	199,517
Insmed, Inc. *	15,000	171,750
Intercept Pharmaceuticals, Inc. *	3,900	674,817
Intra-Cellular Therapies, Inc. *	8,000	326,400
Intrexon Corp. *	15,900	402,747
Ionis Pharmaceuticals, Inc. *	22,900	668,451
Ironwood Pharmaceuticals, Inc. *	19,800	279,774
Jazz Pharmaceuticals plc *	14,400	2,173,968
Johnson & Johnson	581,609	72,834,895
Juno Therapeutics, Inc. *	13,900	429,927
Keryx Biopharmaceuticals, Inc. *(c)	24,800	182,528
Kite Pharma, Inc. *	8,300	470,029
Lannett Co., Inc. *	8,800	274,736
Lexicon Pharmaceuticals, Inc. *	18,214	297,253
Ligand Pharmaceuticals, Inc. *	4,948	667,386
Luminex Corp. *	12,900	276,447
MacroGenics, Inc. *	7,500	229,425
Madrigal Pharmaceuticals, Inc. *	1,254	9,405
Mallinckrodt plc *	25,602	1,724,039
MannKind Corp. *	40,800	40,392
Medivation, Inc. *	37,500	2,399,625
Merck & Co., Inc.	587,316	34,451,957
Merrimack Pharmaceuticals, Inc. *	38,590	223,822
Mettler-Toledo International, Inc. *	5,900	2,426,139
MiMedx Group, Inc. *(c)	26,820	200,882
Momenta Pharmaceuticals, Inc. *	13,500	152,010
Mylan N.V. *	93,800	4,388,902
Myriad Genetics, Inc. *	16,600	514,268
Nektar Therapeutics *	43,600	753,844
Neurocrine Biosciences, Inc. *	17,200	863,956
NewLink Genetics Corp. *	4,700	49,726
Novavax, Inc. *	52,500	384,300
Omeros Corp. *(c)	8,800	103,488
Ophthotech Corp. *	8,000	513,920
OPKO Health, Inc. *(c)	77,300	769,135
Orexigen Therapeutics, Inc. *(c)	3,275	10,971
OvaScience, Inc. *	4,900	24,696
Pacific Biosciences of California, Inc. *	17,500	149,625
Pacira Pharmaceuticals, Inc. *	6,500	235,625
Pain Therapeutics, Inc. *	18,600	50,220
PAREXEL International Corp. *	13,800	922,530
PDL BioPharma, Inc.	28,700	101,024
PerkinElmer, Inc.	23,577	1,342,003
Perrigo Co., plc	29,700	2,714,283
Pfizer, Inc.	1,283,725	47,356,615
Portola Pharmaceuticals, Inc. *	13,300	345,268

14

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PRA Health Sciences, Inc. *	8,100	375,678
Prestige Brands Holdings, Inc. *	16,300	872,050
Progenics Pharmaceuticals Inc *	114,500	669,825
Prothena Corp. plc *	8,919	490,991
PTC Therapeutics, Inc. *	5,885	35,133
Puma Biotechnology, Inc. *	4,800	239,472
Quintiles Transnational Holdings, Inc. *	18,800	1,459,632
Radius Health, Inc. *	8,000	376,960
Raptor Pharmaceutical Corp. *	29,942	176,358
Regeneron Pharmaceuticals, Inc. *	16,100	6,844,432
Relypsa, Inc. *	7,400	236,356
Repligen Corp. *	9,886	282,740
Retrophin, Inc. *	9,400	168,542
Rigel Pharmaceuticals, Inc. *	48,200	110,378
Sagent Pharmaceuticals, Inc. *	9,800	212,562
Sangamo BioSciences, Inc. *	14,600	92,418
Sarepta Therapeutics, Inc. *(c)	9,800	247,744
Seattle Genetics, Inc. *	23,400	1,124,604
Sequenom, Inc. *(c)	87,600	206,736
Spark Therapeutics, Inc. *	5,900	341,846
Spectrum Pharmaceuticals, Inc. *	24,200	166,254
Sucampo Pharmaceuticals, Inc., Class A *	4,300	50,525
TESARO, Inc. *	6,195	577,622
Tetraphase Pharmaceuticals, Inc. *	5,600	22,512
The Medicines Co. *	15,600	610,116
TherapeuticsMD, Inc. *	35,777	277,987
Theravance Biopharma, Inc. *	3,914	99,846
Thermo Fisher Scientific, Inc.	82,802	13,152,270
Trevena, Inc. *	56,700	355,509
Ultragenyx Pharmaceutical, Inc. *	7,700	487,256
United Therapeutics Corp. *	9,100	1,101,191
Vanda Pharmaceuticals, Inc. *	13,953	159,064
Vertex Pharmaceuticals, Inc. *	51,944	5,038,568
Vical, Inc. *	3,440	14,276
VIVUS, Inc. *	23,400	25,038
VWR Corp. *	19,000	595,080
Waters Corp. *	16,100	2,558,773
ZIOPHARM Oncology, Inc. *(c)	33,811	164,321
Zoetis, Inc.	99,679	5,030,799
		440,076,759
Real Estate 4.7%
Acadia Realty Trust	23,300	877,478
AG Mortgage Investment Trust, Inc.	12,000	179,760
Agree Realty Corp.	5,000	253,600
Alexander & Baldwin, Inc.	17,800	701,320
Alexander's, Inc.	800	343,416
Alexandria Real Estate Equities, Inc.	15,800	1,774,340
Altisource Portfolio Solutions S.A. *	2,800	65,128
Altisource Residential Corp.	10,789	103,574
American Assets Trust, Inc.	8,000	367,040
American Campus Communities, Inc.	29,900	1,616,693
American Capital Agency Corp.	72,900	1,428,111
American Capital Mortgage Investment Corp.	14,600	238,856
American Homes 4 Rent, Class A	44,300	961,310
American Realty Investors, Inc. *	1,537	9,868
American Tower Corp.	90,244	10,447,548
Security	Number of Shares	Value ($)
Annaly Capital Management, Inc.	194,254	2,132,906
Anworth Mortgage Asset Corp.	24,200	119,064
Apartment Investment & Management Co., Class A	39,211	1,802,530
Apollo Commercial Real Estate Finance, Inc.	11,400	185,250
Apollo Residential Mortgage, Inc.	12,900	175,053
Apple Hospitality REIT, Inc.	35,000	712,950
ARMOUR Residential REIT, Inc.	7,625	162,260
Ashford Hospitality Prime, Inc.	2,168	32,607
Ashford Hospitality Trust, Inc.	9,000	53,640
AV Homes, Inc. *	6,500	93,080
AvalonBay Communities, Inc.	28,919	5,368,812
Blackstone Mortgage Trust, Inc., Class A	18,102	525,139
Boston Properties, Inc.	31,100	4,420,243
Brandywine Realty Trust	62,663	1,057,125
Brixmor Property Group, Inc.	53,100	1,508,040
Camden Property Trust	17,500	1,567,825
Capstead Mortgage Corp.	21,740	216,313
Care Capital Properties, Inc.	16,741	495,199
CareTrust REIT, Inc.	7,131	103,043
CBL & Associates Properties, Inc.	26,785	329,188
CBRE Group, Inc., Class A *	57,000	1,621,650
Cedar Realty Trust, Inc.	33,200	266,928
Chatham Lodging Trust	8,234	197,451
Chesapeake Lodging Trust	18,500	467,495
Chimera Investment Corp.	33,940	569,513
CIM Commercial Trust Corp.	9,700	156,267
Colony Capital, Inc., Class A	19,300	343,154
Colony Starwood Homes	6,440	210,974
Columbia Property Trust, Inc.	43,500	1,057,050
Communications Sales & Leasing, Inc.	21,853	679,191
Consolidated-Tomoka Land Co.	2,000	97,860
CorEnergy Infrastructure Trust, Inc.	8,700	255,954
CoreSite Realty Corp.	7,300	602,469
Corporate Office Properties Trust	14,400	431,424
Corrections Corp. of America	30,985	993,069
Cousins Properties, Inc.	53,345	567,591
Crown Castle International Corp.	70,723	6,862,253
CubeSmart	41,400	1,229,994
CyrusOne, Inc.	17,600	964,832
CYS Investments, Inc.	25,500	228,225
DCT Industrial Trust, Inc.	15,900	798,498
DDR Corp.	54,584	1,077,488
DiamondRock Hospitality Co.	59,386	583,171
Digital Realty Trust, Inc.	29,900	3,123,354
Douglas Emmett, Inc.	24,948	949,022
Duke Realty Corp.	69,590	2,003,496
DuPont Fabros Technology, Inc.	17,100	817,893
Dynex Capital, Inc.	21,998	154,426
EastGroup Properties, Inc.	6,300	463,806
Education Realty Trust, Inc.	9,166	441,251
Empire State Realty Trust, Inc., Class A	22,502	472,317
EPR Properties	13,600	1,142,672
Equinix, Inc.	14,973	5,582,983
Equity Commonwealth *	23,450	703,969
Equity LifeStyle Properties, Inc.	20,700	1,702,368
Equity One, Inc.	12,100	402,567
Equity Residential	79,400	5,398,406

    15

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	12,989	3,037,867
Extra Space Storage, Inc.	26,200	2,253,724
Federal Realty Investment Trust	15,200	2,579,440
FelCor Lodging Trust, Inc.	28,000	177,800
First Industrial Realty Trust, Inc.	15,900	468,573
First Potomac Realty Trust	14,800	149,628
Forest City Realty Trust, Inc., Class A	45,500	1,076,075
Forestar Group, Inc. *	4,933	60,577
Four Corners Property Trust, Inc.	11,616	252,183
Franklin Street Properties Corp.	22,500	288,450
Gaming & Leisure Properties, Inc.	50,948	1,825,467
General Growth Properties, Inc.	125,309	4,003,623
Getty Realty Corp.	9,552	217,021
Global Net Lease, Inc.	40,000	349,200
Government Properties Income Trust	9,900	236,214
Gramercy Property Trust	108,912	1,088,031
Griffin Industrial Realty, Inc.	300	9,657
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	292,370
HCP, Inc.	95,548	3,748,348
Healthcare Realty Trust, Inc.	15,800	571,328
Healthcare Trust of America, Inc., Class A	29,300	997,665
Hersha Hospitality Trust	10,000	189,000
HFF, Inc., Class A	9,800	276,458
Highwoods Properties, Inc.	17,261	961,783
Hospitality Properties Trust	39,500	1,260,445
Host Hotels & Resorts, Inc.	166,663	2,956,602
Hudson Pacific Properties, Inc.	30,500	1,031,205
Invesco Mortgage Capital, Inc.	22,300	321,120
Investors Real Estate Trust	28,600	189,332
Iron Mountain, Inc.	60,173	2,479,729
iStar, Inc. *	13,390	138,720
Jones Lang LaSalle, Inc.	9,300	1,018,071
Kennedy-Wilson Holdings, Inc.	12,200	256,810
Kilroy Realty Corp.	20,000	1,464,200
Kimco Realty Corp.	82,295	2,641,669
Kite Realty Group Trust	15,825	481,238
Lamar Advertising Co., Class A	16,100	1,092,546
LaSalle Hotel Properties	19,700	542,735
Lexington Realty Trust	33,567	364,873
Liberty Property Trust	33,100	1,369,678
LTC Properties, Inc.	8,700	465,711
Mack-Cali Realty Corp.	18,500	521,700
Maui Land & Pineapple Co., Inc. *	800	5,400
Medical Properties Trust, Inc.	65,300	1,025,210
MFA Financial, Inc.	60,500	454,960
Mid-America Apartment Communities, Inc.	15,144	1,605,567
Monmouth Real Estate Investment Corp.	18,100	250,142
Monogram Residential Trust, Inc.	55,400	593,334
National Health Investors, Inc.	5,900	463,563
National Retail Properties, Inc.	29,220	1,553,335
New Century Financial Corp. *(b)(f)	3,600	—
New Residential Investment Corp.	45,250	618,567
New Senior Investment Group, Inc.	20,583	246,790
New York Mortgage Trust, Inc.	18,600	121,644
New York REIT, Inc.	47,400	452,196
Newcastle Investment Corp.	20,583	97,563
Security	Number of Shares	Value ($)
NorthStar Realty Europe Corp.	10,512	97,236
NorthStar Realty Finance Corp.	31,537	422,596
Omega Healthcare Investors, Inc.	32,494	1,121,043
One Liberty Properties, Inc.	1,400	35,028
Outfront Media, Inc.	36,703	854,079
Paramount Group, Inc.	45,900	809,217
Parkway Properties, Inc.	14,940	259,508
Pebblebrook Hotel Trust	12,300	364,695
Pennsylvania Real Estate Investment Trust	13,900	353,616
PennyMac Mortgage Investment Trust	14,400	233,712
Physicians Realty Trust	24,400	529,968
Piedmont Office Realty Trust, Inc., Class A	52,600	1,154,044
Post Properties, Inc.	8,200	521,438
Potlatch Corp.	5,753	220,052
Preferred Apartment Communities, Inc., Class A	3,700	55,019
Prologis, Inc.	106,534	5,805,038
PS Business Parks, Inc.	6,800	754,052
Public Storage	30,997	7,405,803
QTS Realty Trust, Inc., Class A	9,100	520,975
RAIT Financial Trust	16,199	51,351
Ramco-Gershenson Properties Trust	22,500	446,400
Rayonier, Inc.	32,182	875,994
Realogy Holdings Corp. *	29,400	911,106
Realty Income Corp.	51,535	3,683,206
Redwood Trust, Inc.	19,700	281,119
Regency Centers Corp.	20,233	1,718,389
Resource Capital Corp.	7,150	97,312
Retail Opportunity Investments Corp.	14,400	328,752
Retail Properties of America, Inc., Class A	41,600	733,408
RLJ Lodging Trust	30,400	721,696
Ryman Hospitality Properties, Inc.	15,237	856,929
Sabra Health Care REIT, Inc.	13,700	327,567
Saul Centers, Inc.	4,700	315,699
Select Income REIT	14,600	405,296
Senior Housing Properties Trust	57,819	1,284,160
Seritage Growth Properties, Class A (c)	5,300	265,318
Silver Bay Realty Trust Corp.	13,033	234,855
Simon Property Group, Inc.	65,205	14,804,143
SL Green Realty Corp.	19,566	2,305,266
Sovran Self Storage, Inc.	8,726	893,281
Spirit Realty Capital, Inc.	89,048	1,217,286
STAG Industrial, Inc.	11,900	302,022
Starwood Property Trust, Inc.	50,873	1,109,031
STORE Capital Corp.	40,100	1,250,719
Summit Hotel Properties, Inc.	9,600	136,128
Sun Communities, Inc.	11,300	894,395
Sunstone Hotel Investors, Inc.	62,013	824,773
Tanger Factory Outlet Centers, Inc.	15,600	651,144
Taubman Centers, Inc.	11,600	938,672
Tejon Ranch Co. *	3,674	96,516
Terreno Realty Corp.	10,000	278,500
The GEO Group, Inc.	19,899	688,704
The Howard Hughes Corp. *	10,000	1,194,600
The Macerich Co.	27,405	2,445,622

16

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The RMR Group, Inc., Class A	1,189	40,480
The St. Joe Co. *	18,800	346,484
Tier REIT, Inc.	20,000	348,600
Two Harbors Investment Corp.	60,300	527,625
UDR, Inc.	50,961	1,897,278
UMH Properties, Inc.	7,900	97,644
Universal Health Realty Income Trust	4,700	280,449
Urban Edge Properties	16,046	479,936
Urstadt Biddle Properties, Inc., Class A	4,500	111,150
Ventas, Inc.	75,366	5,739,875
VEREIT, Inc.	178,200	1,970,892
Vornado Realty Trust	36,192	3,887,021
Washington Real Estate Investment Trust	9,700	332,613
Weingarten Realty Investors	23,175	1,000,928
Welltower, Inc.	75,958	6,025,748
Western Asset Mortgage Capital Corp.	4,607	45,333
Weyerhaeuser Co.	160,707	5,258,333
Whitestone REIT	2,100	33,957
WP Carey, Inc.	22,700	1,649,155
WP Glimcher, Inc.	33,804	428,635
Xenia Hotels & Resorts, Inc.	35,200	632,192
		231,465,283
Retailing 5.2%
Aaron's, Inc.	14,675	351,466
Abercrombie & Fitch Co., Class A	11,800	244,378
Advance Auto Parts, Inc.	15,340	2,605,652
Amazon.com, Inc. *	82,325	62,469,033
America's Car-Mart, Inc. *	6,850	240,298
American Eagle Outfitters, Inc.	40,750	730,240
Asbury Automotive Group, Inc. *	6,500	395,200
Ascena Retail Group, Inc. *	34,141	277,566
AutoNation, Inc. *	13,800	736,230
AutoZone, Inc. *	6,200	5,046,614
Barnes & Noble Education, Inc. *	4,676	54,055
Barnes & Noble, Inc.	7,400	96,792
Bed Bath & Beyond, Inc.	35,500	1,595,725
Best Buy Co., Inc.	63,425	2,131,080
Big Lots, Inc.	9,200	489,256
Burlington Stores, Inc. *	17,000	1,300,670
Cabela's, Inc. *	7,700	397,551
Caleres, Inc.	6,675	175,686
CarMax, Inc. *	40,246	2,344,732
Chico's FAS, Inc.	26,200	314,662
Christopher & Banks Corp. *	13,400	27,202
Conn's, Inc. *(c)	7,900	56,169
Core-Mark Holding Co., Inc.	8,000	391,680
CST Brands, Inc.	21,286	951,910
Destination Maternity Corp.	5,000	28,100
Dick's Sporting Goods, Inc.	17,500	897,575
Dillard's, Inc., Class A	4,300	291,024
Dollar General Corp.	59,625	5,648,872
Dollar Tree, Inc. *	49,344	4,751,334
DSW, Inc., Class A	11,560	280,446
Expedia, Inc.	24,469	2,854,309
Express, Inc. *	12,600	188,496
Five Below, Inc. *	15,800	805,958
Security	Number of Shares	Value ($)
Foot Locker, Inc.	29,900	1,782,638
Francesca's Holdings Corp. *	13,300	169,043
Fred's, Inc., Class A	6,700	106,463
FTD Cos., Inc. *	8,070	204,252
GameStop Corp., Class A	19,348	598,821
Genesco, Inc. *	4,300	298,506
Genuine Parts Co.	30,300	3,097,872
GNC Holdings, Inc., Class A	15,500	316,355
Group 1 Automotive, Inc.	4,400	274,208
Groupon, Inc. *	88,400	426,088
Guess?, Inc.	16,800	247,296
Hibbett Sports, Inc. *	3,543	123,722
HSN, Inc.	6,269	320,722
J.C. Penney Co., Inc. *	72,200	697,452
Kirkland's, Inc. *	8,700	132,588
Kohl's Corp.	39,600	1,646,964
L Brands, Inc.	51,320	3,792,548
Lands' End, Inc. *(c)	7,747	110,085
Liberty Interactive Corp., QVC Group, Class A *	106,809	2,863,549
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	327,356
Liberty Ventures, Series A *	25,347	955,835
Lithia Motors, Inc., Class A	7,100	612,659
LKQ Corp. *	58,900	2,025,571
Lowe's Cos., Inc.	190,951	15,711,448
Lumber Liquidators Holdings, Inc. *	4,600	69,138
Macy's, Inc.	63,863	2,288,211
MarineMax, Inc. *	16,300	329,260
Mattress Firm Holding Corp. *(c)	3,200	95,488
Monro Muffler Brake, Inc.	10,162	636,344
Murphy USA, Inc. *	6,875	526,900
Netflix, Inc. *	89,147	8,134,664
Nordstrom, Inc. (c)	26,300	1,163,249
O'Reilly Automotive, Inc. *	19,799	5,754,183
Office Depot, Inc. *	99,656	344,810
Outerwall, Inc.	5,000	263,300
Penske Automotive Group, Inc.	9,100	360,542
Pier 1 Imports, Inc.	15,800	80,896
Pool Corp.	9,962	1,018,913
Rent-A-Center, Inc.	7,750	83,700
Restoration Hardware Holdings, Inc. *	6,300	194,103
Ross Stores, Inc.	85,800	5,305,014
Sally Beauty Holdings, Inc. *	31,150	913,629
Sears Holdings Corp. *(c)	11,385	175,443
Select Comfort Corp. *	12,200	291,092
Shoe Carnival, Inc.	6,300	165,753
Shutterfly, Inc. *	6,300	335,097
Signet Jewelers Ltd.	16,800	1,476,888
Sonic Automotive, Inc., Class A	11,200	203,616
Stage Stores, Inc.	14,275	84,651
Staples, Inc.	131,200	1,218,848
Stein Mart, Inc.	10,300	88,580
Tailored Brands, Inc.	6,600	96,690
Target Corp.	125,378	9,444,725
The Buckle, Inc. (c)	3,875	106,136
The Cato Corp., Class A	7,100	253,967
The Children's Place, Inc.	3,600	300,888
The Finish Line, Inc., Class A	7,161	155,609
The Gap, Inc.	51,800	1,335,922
The Home Depot, Inc.	265,063	36,642,309

    17

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Michaels Cos., Inc. *	16,000	421,760
The Priceline Group, Inc. *	10,476	14,151,086
The TJX Cos., Inc.	137,947	11,273,029
Tiffany & Co.	22,200	1,432,344
Tractor Supply Co.	30,100	2,758,665
Trans World Entertainment Corp. *	9,700	34,435
TripAdvisor, Inc. *	22,272	1,558,372
Tuesday Morning Corp. *	10,800	85,212
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,604,698
Urban Outfitters, Inc. *	18,000	538,200
Vitamin Shoppe, Inc. *	4,200	122,892
VOXX International Corp. *	9,100	24,115
Wayfair, Inc., Class A *(c)	7,500	326,250
West Marine, Inc. *	8,200	71,832
Williams-Sonoma, Inc.	16,200	876,096
Winmark Corp.	1,700	170,969
Zumiez, Inc. *	10,500	178,290
		253,578,805
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	12,500	509,000
Advanced Micro Devices, Inc. *	123,300	845,838
Amkor Technology, Inc. *	35,700	224,553
Amtech Systems, Inc. *	3,500	21,315
Analog Devices, Inc.	65,249	4,164,844
Applied Materials, Inc.	232,598	6,115,001
Applied Micro Circuits Corp. *	21,300	140,154
AXT, Inc. *	3,500	13,125
Broadcom Ltd.	79,004	12,797,068
Brooks Automation, Inc.	11,885	148,919
Cabot Microelectronics Corp.	5,660	297,829
Cavium, Inc. *	10,400	485,368
CEVA, Inc. *	7,233	217,424
Cirrus Logic, Inc. *	9,800	476,182
Cohu, Inc.	7,500	79,200
Cree, Inc. *	20,900	597,740
Cypress Semiconductor Corp.	69,226	805,791
Diodes, Inc. *	11,012	203,832
DSP Group, Inc. *	6,300	68,229
Entegris, Inc. *	48,499	828,848
Exar Corp. *	9,834	82,409
Fairchild Semiconductor International, Inc. *	29,300	578,382
First Solar, Inc. *	16,479	769,240
FormFactor, Inc. *	14,600	136,510
GSI Technology, Inc. *	8,500	41,395
Inphi Corp. *	14,400	506,592
Integrated Device Technology, Inc. *	26,920	591,971
Intel Corp.	998,097	34,793,661
Intersil Corp., Class A	26,764	408,954
IXYS Corp.	6,900	75,486
KLA-Tencor Corp.	32,500	2,460,575
Kopin Corp. *	19,600	45,668
Kulicke & Soffa Industries, Inc. *	18,500	232,360
Lam Research Corp.	34,267	3,076,149
Lattice Semiconductor Corp. *	25,100	150,851
Linear Technology Corp.	49,900	2,993,501
Marvell Technology Group Ltd.	111,400	1,308,950
Maxim Integrated Products, Inc.	55,700	2,271,446
MaxLinear, Inc., Class A *	4,422	96,444
Security	Number of Shares	Value ($)
Microchip Technology, Inc.	44,880	2,497,124
Micron Technology, Inc. *	230,807	3,171,288
Microsemi Corp. *	26,738	1,042,782
MKS Instruments, Inc.	14,000	639,520
Monolithic Power Systems, Inc.	6,500	472,680
MoSys, Inc. *	6,400	3,264
Nanometrics, Inc. *	5,300	106,212
NVIDIA Corp.	105,000	5,995,500
ON Semiconductor Corp. *	75,165	753,905
PDF Solutions, Inc. *	9,699	160,033
Photronics, Inc. *	18,000	173,880
Power Integrations, Inc.	4,200	239,694
Qorvo, Inc. *	30,074	1,901,579
QUALCOMM, Inc.	310,739	19,446,047
QuickLogic Corp. *	27,600	26,811
Rambus, Inc. *	19,600	264,992
Rudolph Technologies, Inc. *	16,418	289,285
Semtech Corp. *	21,700	551,614
Silicon Laboratories, Inc. *	9,200	490,176
Skyworks Solutions, Inc.	40,689	2,686,288
SunPower Corp. *(c)	15,500	225,990
Synaptics, Inc. *	8,450	438,977
Teradyne, Inc.	34,959	690,440
Tessera Technologies, Inc.	11,100	356,754
Texas Instruments, Inc.	207,197	14,451,991
Ultratech, Inc. *	4,800	117,312
Veeco Instruments, Inc. *	8,800	147,576
Xcerra Corp. *	19,192	117,071
Xilinx, Inc.	52,900	2,702,132
		139,821,721
Software & Services 11.9%
2U, Inc. *	7,000	244,860
8x8, Inc. *	25,000	343,750
Accenture plc, Class A	132,197	14,913,144
ACI Worldwide, Inc. *	23,100	457,611
Activision Blizzard, Inc.	113,732	4,567,477
Actua Corp. *	8,050	80,339
Acxiom Corp. *	13,300	305,235
Adobe Systems, Inc. *	105,710	10,344,781
Akamai Technologies, Inc. *	37,038	1,871,530
Alliance Data Systems Corp. *	11,844	2,743,307
Alphabet, Inc., Class A *	62,076	49,123,222
Alphabet, Inc., Class C *	62,527	48,070,132
Amdocs Ltd.	34,600	2,019,256
Angie's List, Inc. *	22,248	179,986
ANSYS, Inc. *	19,286	1,723,397
Aspen Technology, Inc. *	15,400	645,106
Autodesk, Inc. *	51,500	3,061,675
Automatic Data Processing, Inc.	94,262	8,384,605
Bankrate, Inc. *	14,600	116,362
Bazaarvoice, Inc. *	15,200	63,080
Blackbaud, Inc.	13,400	895,790
Blackhawk Network Holdings, Inc. *	12,003	417,584
Blucora, Inc. *	11,572	118,150
Booz Allen Hamilton Holding Corp.	24,800	765,824
Bottomline Technologies de, Inc. *	8,800	185,768
Broadridge Financial Solutions, Inc.	23,825	1,612,476
BroadSoft, Inc. *	6,500	291,395
CA, Inc.	69,408	2,404,987
CACI International, Inc., Class A *	4,100	390,853

18

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	62,500	1,503,125
Callidus Software, Inc. *	16,546	339,689
Cardtronics plc, Class A *	8,800	387,112
CDK Global, Inc.	32,620	1,885,110
Ciber, Inc. *	24,900	34,860
Citrix Systems, Inc. *	30,800	2,745,204
Cognizant Technology Solutions Corp., Class A *	125,800	7,232,242
CommerceHub, Inc., Series A *	2,534	35,729
CommerceHub, Inc., Series C *	5,069	70,966
CommVault Systems, Inc. *	6,900	357,006
Computer Sciences Corp.	27,638	1,321,926
comScore, Inc. *	10,950	284,152
Convergys Corp.	16,000	426,400
CoreLogic, Inc. *	23,100	930,468
Cornerstone OnDemand, Inc. *	19,500	842,205
CoStar Group, Inc. *	6,600	1,372,140
Covisint Corp. *	4,460	9,767
CSG Systems International, Inc.	8,900	358,314
CSRA, Inc.	27,638	744,015
Demand Media, Inc. *	5,920	34,277
Digimarc Corp. *(c)	3,542	128,964
DST Systems, Inc.	5,900	727,647
EarthLink Holdings Corp.	17,050	115,599
eBay, Inc. *	227,344	7,084,039
Ebix, Inc.	8,303	442,716
Edgewater Technology, Inc. *	767	6,658
Electronic Arts, Inc. *	65,900	5,029,488
Ellie Mae, Inc. *	8,393	773,079
Endurance International Group Holdings, Inc. *	13,300	119,434
EnerNOC, Inc. *	9,754	72,960
Envestnet, Inc. *	7,300	278,641
EPAM Systems, Inc. *	7,800	547,872
Epiq Systems, Inc.	8,525	139,299
Euronet Worldwide, Inc. *	8,800	671,088
Everi Holdings, Inc. *	28,300	53,770
EVERTEC, Inc.	14,000	240,800
ExlService Holdings, Inc. *	7,200	356,472
Facebook, Inc., Class A *	490,207	60,756,256
Fair Isaac Corp.	8,544	1,082,012
FalconStor Software, Inc. *	1,200	1,404
Fidelity National Information Services, Inc.	56,091	4,460,917
FireEye, Inc. *	39,700	691,574
First Data Corp., Class A *	35,000	434,000
Fiserv, Inc. *	48,600	5,363,496
FleetCor Technologies, Inc. *	16,400	2,487,552
Forrester Research, Inc.	6,800	278,324
Fortinet, Inc. *	26,700	926,223
Gartner, Inc. *	18,100	1,814,525
Genpact Ltd. *	28,274	756,895
Global Payments, Inc.	32,728	2,443,472
Glu Mobile, Inc. *(c)	38,900	91,026
GoDaddy, Inc., Class A *	15,100	451,792
Gogo, Inc. *(c)	16,000	134,560
Great Elm Capital Group, Inc. *	647	3,947
GrubHub, Inc. *	20,400	773,568
GSE Systems, Inc. *	2,424	5,672
Guidewire Software, Inc. *	14,700	903,609
Higher One Holdings, Inc. *	19,400	99,522
IAC/InterActiveCorp	18,072	1,047,453
Security	Number of Shares	Value ($)
Imperva, Inc. *	8,262	389,305
inContact, Inc. *	20,172	280,391
Infoblox, Inc. *	8,600	160,992
Information Services Group, Inc. *	7,500	28,425
Interactive Intelligence Group, Inc. *	2,900	156,455
Internap Corp. *	13,200	29,304
International Business Machines Corp.	187,251	30,076,256
Intralinks Holdings, Inc. *	12,200	84,912
Intuit, Inc.	54,530	6,052,285
j2 Global, Inc.	9,000	601,560
Jack Henry & Associates, Inc.	16,500	1,472,625
Jive Software, Inc. *	27,994	106,377
Leidos Holdings, Inc. (c)	11,000	550,110
LinkedIn Corp., Class A *	25,600	4,933,888
Lionbridge Technologies, Inc. *	19,500	87,945
Liquidity Services, Inc. *	15,481	125,086
LivePerson, Inc. *	19,700	131,498
LogMeIn, Inc. *	7,600	652,916
Manhattan Associates, Inc. *	16,300	946,215
ManTech International Corp., Class A	8,600	339,786
Marketo, Inc. *	6,684	235,143
MasterCard, Inc., Class A	204,556	19,481,913
Mattersight Corp. *	190	823
MAXIMUS, Inc.	16,300	960,396
Mentor Graphics Corp.	23,800	508,368
Microsoft Corp.	1,663,718	94,299,536
MicroStrategy, Inc., Class A *	2,256	394,552
ModusLink Global Solutions, Inc. *	10,450	13,376
MoneyGram International, Inc. *	9,037	62,898
Monotype Imaging Holdings, Inc.	6,500	128,635
Monster Worldwide, Inc. *	35,800	90,574
NetSuite, Inc. *	7,900	859,915
NeuStar, Inc., Class A *	9,300	234,267
NIC, Inc.	26,000	606,320
Nuance Communications, Inc. *	59,974	963,782
Oracle Corp.	660,813	27,119,766
Pandora Media, Inc. *	55,300	752,080
Paychex, Inc.	68,964	4,088,186
Paycom Software, Inc. *	10,700	505,147
Paylocity Holding Corp. *	8,900	397,296
PayPal Holdings, Inc. *	237,544	8,846,139
Pegasystems, Inc.	12,800	357,120
Perficient, Inc. *	7,800	173,316
PRGX Global, Inc. *	11,000	52,250
Progress Software Corp. *	9,300	270,258
Proofpoint, Inc. *	9,000	682,830
PROS Holdings, Inc. *	7,826	145,407
PTC, Inc. *	29,380	1,167,267
Qlik Technologies, Inc. *	22,200	670,440
Qualys, Inc. *	5,600	175,784
Quotient Technology, Inc. *	18,100	229,146
Rackspace Hosting, Inc. *	23,700	555,291
RealNetworks, Inc. *	12,725	55,099
RealPage, Inc. *	10,500	264,075
Red Hat, Inc. *	36,600	2,755,614
Reis, Inc.	1,400	35,392
Rightside Group Ltd. *	5,920	71,040
RingCentral, Inc., Class A *	24,600	566,538
Rovi Corp. *	15,412	289,900
Sabre Corp.	43,200	1,259,280

    19

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
salesforce.com, Inc. *	134,522	11,003,900
Science Applications International Corp.	11,785	716,057
Seachange International, Inc. *	9,250	29,600
ServiceNow, Inc. *	31,800	2,382,456
ServiceSource International, Inc. *	14,400	65,088
Shutterstock, Inc. *(c)	4,000	220,360
Splunk, Inc. *	27,000	1,688,580
SPS Commerce, Inc. *	4,300	272,276
SS&C Technologies Holdings, Inc.	33,400	1,076,148
Stamps.com, Inc. *(c)	5,827	441,716
StarTek, Inc. *	3,900	16,458
Support.com, Inc. *	18,400	15,824
Sykes Enterprises, Inc. *	11,026	338,388
Symantec Corp.	139,573	2,851,476
Synchronoss Technologies, Inc. *	8,100	302,454
Synopsys, Inc. *	28,084	1,521,029
Syntel, Inc. *	8,600	389,666
Tableau Software, Inc., Class A *	10,742	607,030
Take-Two Interactive Software, Inc. *	22,600	908,068
Tangoe, Inc. *	8,200	66,338
TeleTech Holdings, Inc.	9,100	259,714
Teradata Corp. *	27,000	766,260
The Hackett Group, Inc.	7,200	96,408
The Ultimate Software Group, Inc. *	6,600	1,380,060
The Western Union Co.	102,032	2,040,640
TiVo, Inc. *	17,800	187,612
Total System Services, Inc.	36,904	1,879,152
Travelport Worldwide Ltd.	20,000	269,800
Twitter, Inc. *	136,400	2,269,696
Tyler Technologies, Inc. *	6,800	1,108,536
Unisys Corp. *(c)	18,200	180,362
Vantiv, Inc., Class A *	29,400	1,610,238
VASCO Data Security International, Inc. *	9,200	153,732
Verint Systems, Inc. *	9,510	335,418
VeriSign, Inc. *	22,275	1,929,238
VirnetX Holding Corp. *(c)	10,600	45,898
Virtusa Corp. *	4,700	127,840
Visa, Inc., Class A	404,804	31,594,952
VMware, Inc., Class A *(c)	17,100	1,247,958
Web.com Group, Inc. *	18,523	349,344
WebMD Health Corp. *	7,074	431,585
WEX, Inc. *	8,900	833,752
Workday, Inc., Class A *	23,600	1,966,824
Xerox Corp.	194,056	1,998,777
Xura, Inc. *	6,250	155,312
Yahoo! Inc. *	182,944	6,986,631
Yelp, Inc. *	14,300	460,031
Zendesk, Inc. *	15,000	453,600
Zillow Group, Inc., Class A *(c)	8,797	346,690
Zillow Group, Inc., Class C *(c)	26,594	1,043,814
Zynga, Inc., Class A *	212,600	610,162
		584,617,152
Technology Hardware & Equipment 5.0%
3D Systems Corp. *(c)	18,800	251,732
ADTRAN, Inc.	9,100	165,620
Agilysys, Inc. *	8,460	96,613
Amphenol Corp., Class A	60,800	3,618,816
Anixter International, Inc. *	4,000	245,120
Security	Number of Shares	Value ($)
Apple, Inc.	1,160,962	120,983,850
Arista Networks, Inc. *	8,600	612,922
ARRIS International plc *	43,075	1,173,363
Arrow Electronics, Inc. *	18,532	1,232,193
Aviat Networks, Inc. *	1,573	11,986
Avnet, Inc.	26,588	1,092,767
AVX Corp.	14,000	191,240
Badger Meter, Inc.	4,000	278,960
Belden, Inc.	6,900	505,149
Benchmark Electronics, Inc. *	7,830	183,535
Black Box Corp.	4,100	55,965
Brocade Communications Systems, Inc.	121,135	1,126,555
CalAmp Corp. *	4,000	56,800
CDW Corp.	31,400	1,348,002
Ciena Corp. *	34,970	671,074
Cisco Systems, Inc.	1,063,740	32,475,982
Cognex Corp.	25,100	1,133,767
Coherent, Inc. *	4,100	434,805
CommScope Holding Co., Inc. *	27,582	826,081
Comtech Telecommunications Corp.	4,175	54,567
Corning, Inc.	239,007	5,310,736
Cray, Inc. *	7,600	239,856
CTS Corp.	8,800	168,168
Daktronics, Inc.	8,700	56,289
Diebold, Inc.	12,900	364,296
Digi International, Inc. *	9,100	101,101
Dolby Laboratories, Inc., Class A	8,800	442,728
DTS, Inc. *	4,300	119,497
Echelon Corp. *	720	3,427
EchoStar Corp., Class A *	6,740	262,523
Electro Rent Corp.	7,100	109,837
Electro Scientific Industries, Inc. *	9,900	67,023
Electronics For Imaging, Inc. *	15,500	686,495
EMC Corp.	413,399	11,690,924
Extreme Networks, Inc. *	27,500	106,975
F5 Networks, Inc. *	13,100	1,616,802
Fabrinet *	11,108	419,438
FARO Technologies, Inc. *	3,000	104,640
FEI Co.	10,000	1,064,200
Finisar Corp. *	15,800	296,408
Fitbit, Inc., Class A *(c)	14,800	202,168
FLIR Systems, Inc.	26,100	850,338
Frequency Electronics, Inc. *	500	5,360
Harmonic, Inc. *	20,042	65,938
Harris Corp.	26,055	2,256,884
Hewlett Packard Enterprise Co.	360,636	7,580,569
HP, Inc.	387,136	5,423,775
Hutchinson Technology, Inc. *	6,000	11,820
I.D. Systems, Inc. *	5,500	27,555
Identiv, Inc. *	120	235
II-VI, Inc. *	13,000	261,300
Imation Corp. *	5,500	5,775
Immersion Corp. *	4,300	32,293
Infinera Corp. *	27,300	239,148
Ingram Micro, Inc., Class A	32,500	1,112,800
Insight Enterprises, Inc. *	8,950	238,070
Intellicheck Mobilisa, Inc. *	62	97
InterDigital, Inc.	6,700	395,635
InvenSense, Inc. *	8,900	60,342
IPG Photonics Corp. *	7,400	623,746
Itron, Inc. *	5,700	243,333

20

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ixia *	14,900	171,350
Jabil Circuit, Inc.	35,300	718,355
Juniper Networks, Inc.	75,965	1,723,646
Keysight Technologies, Inc. *	44,058	1,288,256
Kimball Electronics, Inc. *	6,825	86,132
Knowles Corp. *	13,900	186,816
Lexmark International, Inc., Class A	10,900	399,703
LightPath Technologies, Inc., Class A *	75	137
Littelfuse, Inc.	3,700	462,574
Lumentum Holdings, Inc. *	8,910	269,527
Maxwell Technologies, Inc. *	7,700	42,350
Methode Electronics, Inc.	9,500	332,785
MOCON, Inc.	600	8,694
Motorola Solutions, Inc.	34,733	2,409,776
MTS Systems Corp.	3,781	179,333
National Instruments Corp.	26,112	748,892
NCR Corp. *	35,100	1,157,247
NetApp, Inc.	64,900	1,710,115
NETGEAR, Inc. *	6,000	308,580
NetScout Systems, Inc. *	26,000	727,480
Nimble Storage, Inc. *	16,100	119,784
OSI Systems, Inc. *	3,700	220,039
Palo Alto Networks, Inc. *	14,900	1,950,261
Park Electrochemical Corp.	3,600	58,320
PC Connection, Inc.	7,000	180,670
PC-Tel, Inc.	8,900	45,123
Plantronics, Inc.	6,000	289,440
Plexus Corp. *	6,500	298,610
Polycom, Inc. *	22,400	277,536
Pure Storage, Inc., Class A *	23,900	301,140
QLogic Corp. *	17,044	264,523
Quantum Corp. *	125,000	76,250
Radisys Corp. *	7,200	34,704
Research Frontiers, Inc. *	2,800	9,632
Richardson Electronics Ltd.	7,300	45,917
Rofin-Sinar Technologies, Inc. *	3,800	120,080
Rogers Corp. *	4,200	287,448
Sanmina Corp. *	20,900	529,606
ScanSource, Inc. *	6,300	258,489
Seagate Technology plc	61,966	1,984,771
Sonus Networks, Inc. *	15,860	136,713
Super Micro Computer, Inc. *	8,200	176,710
SYNNEX Corp.	8,400	844,452
Systemax, Inc. *	8,000	71,600
TE Connectivity Ltd.	78,300	4,719,924
Tech Data Corp. *	8,300	646,819
TESSCO Technologies, Inc.	4,025	54,096
TransAct Technologies, Inc.	1,500	11,490
Trimble Navigation Ltd. *	62,084	1,641,501
TTM Technologies, Inc. *	11,000	109,450
Ubiquiti Networks, Inc. *	3,200	143,104
Uni-Pixel, Inc. *(c)	161,500	201,875
Universal Display Corp. *	10,100	715,484
VeriFone Systems, Inc. *	33,100	634,196
ViaSat, Inc. *	10,700	789,981
Viavi Solutions, Inc. *	44,553	317,663
Vishay Intertechnology, Inc.	18,588	247,778
Vishay Precision Group, Inc. *	5,620	73,903
Western Digital Corp.	57,298	2,722,228
Zebra Technologies Corp., Class A *	9,575	507,571
		246,746,637
Security	Number of Shares	Value ($)
Telecommunication Services 2.5%
Alaska Communications Systems Group, Inc. *	5,000	8,300
AT&T, Inc.	1,307,107	56,584,662
ATN International, Inc.	3,250	238,940
CenturyLink, Inc.	112,978	3,552,028
Cincinnati Bell, Inc. *	61,468	307,340
Cogent Communications Holdings, Inc.	9,900	423,027
Consolidated Communications Holdings, Inc.	16,757	468,358
Frontier Communications Corp.	257,368	1,338,314
General Communication, Inc., Class A *	10,500	161,595
Globalstar, Inc. *(c)	42,400	50,456
Iridium Communications, Inc. *	55,900	501,982
Level 3 Communications, Inc. *	62,725	3,173,885
Lumos Networks Corp. *	1,500	17,550
SBA Communications Corp., Class A *	26,400	3,036,000
Shenandoah Telecommunications Co.	14,200	583,336
Spok Holdings, Inc.	5,500	101,640
Sprint Corp. *	179,505	1,102,161
T-Mobile US, Inc. *	57,450	2,662,233
Telephone & Data Systems, Inc.	22,222	699,771
United States Cellular Corp. *	5,400	218,430
Verizon Communications, Inc.	865,469	47,955,637
Vonage Holdings Corp. *	36,400	215,852
Windstream Holdings, Inc.	18,211	169,544
Zayo Group Holdings, Inc. *	12,000	339,600
		123,910,641
Transportation 2.0%
Alaska Air Group, Inc.	25,000	1,680,500
Allegiant Travel Co.	3,200	415,264
AMERCO	1,000	395,510
American Airlines Group, Inc.	130,597	4,636,194
ArcBest Corp.	4,800	89,808
Atlas Air Worldwide Holdings, Inc. *	6,500	280,995
Avis Budget Group, Inc. *	20,600	756,638
C.H. Robinson Worldwide, Inc.	29,100	2,025,942
Celadon Group, Inc.	8,890	73,431
Covenant Transport Group, Inc., Class A *	3,000	67,590
CSX Corp.	208,700	5,912,471
Delta Air Lines, Inc.	161,811	6,270,176
Expeditors International of Washington, Inc.	40,900	2,021,687
FedEx Corp.	54,263	8,785,180
Forward Air Corp.	4,600	212,888
Genesee & Wyoming, Inc., Class A *	14,800	958,300
Hawaiian Holdings, Inc. *	10,700	487,171
Heartland Express, Inc.	16,241	300,783
Hertz Global Holdings, Inc. *	17,460	849,953
Hub Group, Inc., Class A *	7,100	290,674
JB Hunt Transport Services, Inc.	19,600	1,629,348
JetBlue Airways Corp. *	60,662	1,111,934
Kansas City Southern	23,255	2,235,038
Kirby Corp. *	11,100	604,839

    21

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Knight Transportation, Inc.	14,650	437,010
Landstar System, Inc.	6,600	465,234
Macquarie Infrastructure Corp.	18,600	1,425,690
Marten Transport Ltd.	9,476	205,155
Matson, Inc.	10,500	392,385
Norfolk Southern Corp.	62,900	5,647,162
Old Dominion Freight Line, Inc. *	12,412	864,620
Park-Ohio Holdings Corp.	3,600	107,208
Roadrunner Transportation Systems, Inc. *	4,900	37,093
Ryder System, Inc.	9,500	626,050
Saia, Inc. *	4,450	128,561
SkyWest, Inc.	7,000	201,390
Southwest Airlines Co.	135,815	5,026,513
Spirit Airlines, Inc. *	14,000	598,500
Swift Transportation Co. *	19,000	365,750
Union Pacific Corp.	177,170	16,485,668
United Continental Holdings, Inc. *	75,700	3,549,573
United Parcel Service, Inc., Class B	144,585	15,629,639
Universal Logistics Holdings, Inc.	3,300	49,335
Werner Enterprises, Inc.	10,032	252,004
Wesco Aircraft Holdings, Inc. *	13,500	173,475
XPO Logistics, Inc. *(c)	15,910	471,254
YRC Worldwide, Inc. *	8,600	102,082
		95,333,665
Utilities 3.5%
AES Corp.	138,596	1,711,661
ALLETE, Inc.	14,633	934,317
Alliant Energy Corp.	52,600	2,117,150
Ameren Corp.	48,176	2,526,349
American DG Energy, Inc. *	11,400	2,786
American Electric Power Co., Inc.	99,920	6,924,456
American States Water Co.	9,600	414,720
American Water Works Co., Inc.	37,200	3,071,976
Aqua America, Inc.	37,467	1,297,857
Artesian Resources Corp., Class A	4,000	136,360
Atmos Energy Corp.	17,400	1,388,346
Avangrid, Inc.	16,400	740,296
Avista Corp.	15,800	687,300
Black Hills Corp.	13,400	844,870
Cadiz, Inc. *	6,356	44,238
California Water Service Group	11,300	381,149
Calpine Corp. *	65,100	894,474
CenterPoint Energy, Inc.	88,700	2,121,704
Chesapeake Utilities Corp.	2,770	177,474
CMS Energy Corp.	56,959	2,573,408
Connecticut Water Service, Inc.	5,100	260,355
Consolidated Edison, Inc.	67,810	5,430,225
Delta Natural Gas Co., Inc.	1,291	34,069
Dominion Resources, Inc.	127,865	9,976,027
DTE Energy Co.	36,748	3,583,665
Duke Energy Corp.	145,550	12,457,624
Dynegy, Inc. *	27,300	413,049
Edison International	66,910	5,177,496
El Paso Electric Co.	11,300	538,784
Entergy Corp.	34,293	2,791,107
Eversource Energy	61,336	3,587,543
Exelon Corp.	196,869	7,339,276
FirstEnergy Corp.	90,356	3,155,232
Genie Energy Ltd., Class B *	12,800	82,176
Security	Number of Shares	Value ($)
Great Plains Energy, Inc.	41,341	1,231,135
Hawaiian Electric Industries, Inc.	27,100	841,455
IDACORP, Inc.	9,800	792,330
ITC Holdings Corp.	33,000	1,526,250
MDU Resources Group, Inc.	36,025	866,401
MGE Energy, Inc.	9,950	558,693
Middlesex Water Co.	9,400	388,314
National Fuel Gas Co.	20,700	1,169,757
New Jersey Resources Corp.	20,150	750,386
NextEra Energy, Inc.	96,972	12,440,538
NiSource, Inc.	65,764	1,687,504
Northwest Natural Gas Co.	6,300	409,122
NorthWestern Corp.	10,900	662,066
NRG Energy, Inc.	63,356	876,847
NRG Yield, Inc., Class A	8,300	142,594
NRG Yield, Inc., Class C	8,300	148,902
OGE Energy Corp.	41,200	1,325,404
ONE Gas, Inc.	8,525	553,784
Ormat Technologies, Inc.	8,600	392,504
Otter Tail Corp.	7,800	271,830
Pattern Energy Group, Inc.	6,400	155,968
PG&E Corp.	102,800	6,573,032
Piedmont Natural Gas Co., Inc.	24,400	1,459,120
Pinnacle West Capital Corp.	24,200	1,908,654
PNM Resources, Inc.	21,200	728,432
Portland General Electric Co.	24,800	1,083,016
PPL Corp.	140,600	5,302,026
Public Service Enterprise Group, Inc.	102,900	4,734,429
Pure Cycle Corp. *	8,000	36,800
Questar Corp.	28,900	727,413
SCANA Corp.	31,005	2,323,515
Sempra Energy	48,796	5,459,296
SJW Corp.	4,470	189,349
South Jersey Industries, Inc.	19,400	618,472
Southwest Gas Corp.	13,400	1,038,500
Spire, Inc.	15,200	1,054,880
Talen Energy Corp. *	15,700	213,520
TerraForm Power, Inc., Class A *	9,400	110,544
The Empire District Electric Co.	11,200	377,776
The Southern Co.	201,421	10,776,024
The York Water Co.	6,100	191,784
UGI Corp.	36,400	1,647,464
Unitil Corp.	7,200	314,928
Vectren Corp.	15,266	789,710
WEC Energy Group, Inc.	61,277	3,977,490
Westar Energy, Inc.	28,600	1,589,302
WGL Holdings, Inc.	7,300	516,767
Xcel Energy, Inc.	103,108	4,534,690
		169,286,236
Total Common Stock
(Cost $3,039,570,313)		4,874,688,661

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(f)	31,000	34,410
FRD Acquisition Co. CVR *(b)(f)	8,700	—
		34,410

22

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(f)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(f)	13,000	39,000
Total Rights
(Cost $67,392)		73,410

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(f)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.5% of net assets
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.32% (d)	26,719,127	26,719,127
Total Other Investment Company
(Cost $26,719,127)		26,719,127
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets
Time Deposit 0.5%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (e)	23,773,227	23,773,227
Total Short-Term Investment
(Cost $23,773,227)		23,773,227

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $3,125,369,671 and the unrealized appreciation and depreciation were $1,935,339,871 and ($135,455,117), respectively, with a net unrealized appreciation of $1,799,884,754.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $73,410 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $26,239,265.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/16/16	30	3,651,000	310,634
S&P 500 Index, e-mini, Long, expires 09/16/16	225	24,392,250	1,046,566
Net Unrealized Appreciation			1,357,200

    23

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,874,688,661	$—	$— *	$4,874,688,661
Rights [1]	—	—	73,410 *	73,410
Warrants [1]	—	—	— *	—
Other Investment Company[1]	26,719,127	—	—	26,719,127
Short-Term Investment[1]	—	23,773,227	—	23,773,227
Total	$4,901,407,788	$23,773,227	$73,410	$4,925,254,425
Other Financial Instruments
Futures Contracts[2]	$1,357,200	$—	$—	$1,357,200
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Rights	$32,760	$—	$6,240	$34,410	$—	$—	$—	$73,410
Total	$32,760	$—	$6,240	$34,410	$—	$—	$—	$73,410
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
24

Schwab Capital Trust
Schwab International Index Fund®
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,572,387,805	2,891,355,634
0.6%	Preferred Stock	17,465,845	17,070,530
0.0%	Rights	20,423	17,408
0.1%	Other Investment Company	3,133,165	3,133,165
0.1%	Short-Term Investments	1,724,264	1,724,263
99.8%	Total Investments	2,594,731,502	2,913,301,000
0.2%	Other Assets and Liabilities, Net		6,565,950
100.0%	Net Assets		2,919,866,950

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Australia 7.5%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	691,484	13,604,573
Bank of Queensland Ltd.	89,063	716,508
Bendigo & Adelaide Bank Ltd.	101,431	783,756
Commonwealth Bank of Australia	406,892	23,952,350
National Australia Bank Ltd.	624,277	12,620,463
Westpac Banking Corp.	792,688	18,756,848
		70,434,498
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	586,252
Commercial & Professional Supplies 0.2%
Brambles Ltd.	375,416	3,840,396
SEEK Ltd.	74,156	943,592
		4,783,988
Consumer Services 0.2%
Aristocrat Leisure Ltd.	128,377	1,558,102
Crown Resorts Ltd.	86,330	860,336
Domino's Pizza Enterprises Ltd.	14,586	835,647
Flight Centre Travel Group Ltd. (a)	11,202	274,525
Tabcorp Holdings Ltd.	197,467	734,752
Tatts Group Ltd.	359,783	1,129,167
		5,392,529
Diversified Financials 0.4%
AMP Ltd.	709,105	3,137,317
ASX Ltd.	47,112	1,781,793
Challenger Ltd.	134,444	972,151
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	71,824	4,066,466
Platinum Asset Management Ltd.	46,261	213,153
		10,170,880
Energy 0.3%
Caltex Australia Ltd.	64,807	1,638,907
Oil Search Ltd.	320,180	1,754,527
Origin Energy Ltd.	420,422	1,772,788
Santos Ltd.	395,441	1,351,806
Woodside Petroleum Ltd.	176,879	3,613,179
		10,131,207
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	271,102	8,866,703
Woolworths Ltd.	303,034	5,400,405
		14,267,108
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	907,018
Treasury Wine Estates Ltd.	179,536	1,318,758
		2,225,776
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,370,185
Healthscope Ltd.	411,020	925,711
Ramsay Health Care Ltd.	33,875	2,029,305
Sonic Healthcare Ltd.	96,015	1,677,309
		6,002,510
Insurance 0.4%
Insurance Australia Group Ltd.	606,697	2,790,510
Medibank Pvt Ltd.	634,378	1,480,788
QBE Insurance Group Ltd.	323,456	2,699,746
Suncorp Group Ltd.	309,827	3,162,941
		10,133,985
Materials 1.0%
Alumina Ltd.	535,546	541,481
Amcor Ltd.	275,282	3,145,966
BHP Billiton Ltd.	759,420	11,256,259
Boral Ltd.	164,859	862,143
Fortescue Metals Group Ltd.	384,488	1,311,346
Incitec Pivot Ltd.	387,731	848,932
James Hardie Industries plc CDI	108,813	1,805,443
Newcrest Mining Ltd. *	185,787	3,618,490
Orica Ltd.	85,202	919,915
Rio Tinto Ltd.	102,987	3,930,109
South32 Ltd. *	1,284,917	1,811,840
		30,051,924
Media 0.0%
REA Group Ltd.	11,698	580,929
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	110,063	9,869,860
Real Estate 0.8%
Dexus Property Group	239,107	1,775,771
Goodman Group	414,865	2,379,413

    1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
LendLease Group	136,065	1,388,751
Mirvac Group	854,706	1,429,846
Scentre Group	1,283,949	5,174,917
Stockland	562,198	2,157,539
The GPT Group	438,599	1,870,630
Vicinity Centres	803,376	2,117,015
Westfield Corp.	460,920	3,746,912
		22,040,794
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	488,601
Software & Services 0.0%
Computershare Ltd.	115,712	781,284
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,014,881	4,451,369
TPG Telecom Ltd.	68,681	671,387
Vocus Communications Ltd.	111,235	756,424
		5,879,180
Transportation 0.3%
Aurizon Holdings Ltd.	498,416	1,972,314
Qantas Airways Ltd *	144,571	347,106
Sydney Airport	251,805	1,450,062
Transurban Group	481,722	4,602,667
		8,372,149
Utilities 0.2%
AGL Energy Ltd.	158,055	2,474,475
APA Group	263,879	1,951,456
AusNet Services	407,266	548,009
DUET Group	544,007	1,113,626
		6,087,566
		218,281,020
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	65,936	1,747,402
Raiffeisen Bank International AG *	31,357	413,748
		2,161,150
Capital Goods 0.0%
ANDRITZ AG	16,537	843,144
Energy 0.1%
OMV AG	34,514	921,891
Materials 0.0%
voestalpine AG	25,103	885,269
		4,811,454
Belgium 1.3%
Banks 0.1%
KBC Groep N.V. *	59,647	3,100,539
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,712	1,578,545
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	957,271
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev N.V.	191,009	24,676,862
Security	Number of Shares	Value ($)
Insurance 0.1%
Ageas	48,027	1,614,605
Materials 0.1%
Solvay S.A.	17,808	1,848,569
Umicore S.A.	22,105	1,278,987
		3,127,556
Media 0.0%
Telenet Group Holding N.V. *	12,101	573,908
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,375,721
Telecommunication Services 0.0%
Proximus	34,481	1,076,354
		39,081,361
Denmark 2.0%
Banks 0.2%
Danske Bank A/S	170,319	4,631,841
Capital Goods 0.1%
Vestas Wind Systems A/S	54,396	3,802,869
Commercial & Professional Supplies 0.1%
ISS A/S	37,101	1,431,037
Consumer Durables & Apparel 0.1%
Pandora A/S	27,457	3,576,304
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	25,270	2,509,642
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	26,765	2,097,437
William Demant Holding A/S *	32,260	658,756
		2,756,193
Insurance 0.0%
Tryg A/S	28,614	533,401
Materials 0.2%
Chr. Hansen Holding A/S	23,411	1,472,343
Novozymes A/S, B Shares	55,255	2,711,877
		4,184,220
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Genmab A/S *	12,842	2,328,368
Novo Nordisk A/S, Class B	440,494	25,049,256
		27,377,624
Telecommunication Services 0.0%
TDC A/S	207,416	1,092,033
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,208,116
AP Moeller - Maersk A/S, Series B	1,492	2,026,894
DSV A/S	45,591	2,030,099
		5,265,109
		57,160,273
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	967,812

2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Kone Oyj, Class B	79,861	4,046,471
Metso Oyj	25,010	694,001
Wartsila Oyj Abp	36,379	1,579,245
		6,319,717
Energy 0.0%
Neste Oyj	30,786	1,168,313
Insurance 0.2%
Sampo Oyj, A Shares	107,335	4,446,206
Materials 0.1%
Stora Enso Oyj, R Shares	127,451	1,157,826
UPM-Kymmene Oyj	129,195	2,664,323
		3,822,149
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	964,788
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,234,405	7,121,895
Telecommunication Services 0.0%
Elisa Oyj	33,232	1,205,674
Utilities 0.1%
Fortum Oyj	102,012	1,694,629
		27,711,183
France 9.7%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	43,436	4,439,497
Peugeot S.A. *	110,690	1,671,852
Renault S.A.	45,011	3,935,497
Valeo S.A.	57,219	2,935,400
		12,982,246
Banks 0.8%
BNP Paribas S.A.	251,545	12,477,710
Credit Agricole S.A.	245,639	2,175,946
Natixis S.A.	235,018	969,103
Societe Generale S.A.	181,809	6,198,545
		21,821,304
Capital Goods 1.6%
Airbus Group SE	142,469	8,404,682
Alstom S.A. *	37,761	929,846
Bouygues S.A.	48,125	1,425,601
Compagnie de Saint-Gobain	113,457	4,816,501
Eiffage S.A.	13,759	1,057,865
Legrand S.A.	63,523	3,505,038
Rexel S.A.	67,856	1,009,143
Safran S.A.	74,428	5,059,332
Schneider Electric SE	132,607	8,651,702
Thales S.A.	24,970	2,274,258
Vinci S.A.	119,247	9,063,391
Zodiac Aerospace	47,203	1,062,886
		47,260,245
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,564	1,294,498
Edenred	49,244	1,117,142
Societe BIC S.A.	6,847	1,011,984
		3,423,624
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.7%
Christian Dior SE	12,965	2,344,898
Hermes International	6,333	2,725,509
Kering	18,615	3,537,751
LVMH Moet Hennessy Louis Vuitton SE	66,116	11,321,856
		19,930,014
Consumer Services 0.2%
Accor S.A.	41,811	1,750,383
Sodexo S.A.	22,043	2,581,915
		4,332,298
Diversified Financials 0.0%
Eurazeo S.A.	9,507	607,820
Wendel S.A.	6,304	673,327
		1,281,147
Energy 0.9%
Technip S.A.	24,327	1,363,953
TOTAL S.A.	525,165	25,257,194
		26,621,147
Food & Staples Retailing 0.1%
Carrefour S.A.	130,580	3,271,409
Casino Guichard Perrachon S.A.	13,859	751,138
		4,022,547
Food, Beverage & Tobacco 0.6%
Danone S.A.	139,425	10,693,016
Pernod-Ricard S.A.	50,820	5,806,751
Remy Cointreau S.A. (a)	5,148	450,263
		16,950,030
Health Care Equipment & Services 0.2%
Essilor International S.A.	49,182	6,299,597
Household & Personal Products 0.4%
L'Oreal S.A.	60,354	11,467,525
Insurance 0.4%
AXA S.A.	461,574	9,394,116
CNP Assurances	42,813	654,111
SCOR SE	39,088	1,141,903
		11,190,130
Materials 0.5%
Air Liquide S.A.	81,583	8,697,678
ArcelorMittal *	440,423	2,853,006
Arkema S.A.	15,082	1,288,216
Imerys S.A.	8,347	592,503
		13,431,403
Media 0.4%
Eutelsat Communications S.A.	42,441	844,017
JC Decaux S.A.	19,220	656,935
Lagardere S.C.A.	27,000	689,748
Publicis Groupe S.A.	44,647	3,324,656
SES S.A.	79,543	1,743,042
Vivendi S.A.	278,223	5,463,103
		12,721,501
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	279,229	23,782,850
Real Estate 0.4%
Fonciere Des Regions	6,593	620,386
Gecina S.A.	9,373	1,420,603

    3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ICADE	7,471	576,376
Klepierre	53,561	2,568,298
Unibail-Rodamco SE	23,495	6,473,388
		11,659,051
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	149,777	1,095,227
Software & Services 0.3%
Atos SE	20,754	2,034,423
Capgemini S.A.	38,877	3,736,996
Dassault Systemes S.A.	31,370	2,591,099
		8,362,518
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	233,613	912,064
Ingenico Group S.A.	13,215	1,448,793
		2,360,857
Telecommunication Services 0.3%
Iliad S.A.	6,150	1,195,234
Orange S.A.	469,974	7,212,711
SFR Group S.A.	25,897	612,301
		9,020,246
Transportation 0.1%
Aeroports de Paris	6,658	708,195
Bollore S.A.	195,141	706,542
Groupe Eurotunnel SE - Reg'd	113,376	1,178,285
		2,593,022
Utilities 0.3%
Electricite de France S.A.	54,100	708,124
Engie S.A.	347,273	5,715,961
Suez	73,480	1,192,533
Veolia Environnement S.A.	109,783	2,433,112
		10,049,730
		282,658,259
Germany 8.3%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	79,555	6,854,783
Continental AG	26,171	5,488,512
Daimler AG - Reg'd	228,385	15,526,543
Volkswagen AG	6,990	1,033,634
		28,903,472
Banks 0.1%
Commerzbank AG	259,072	1,710,100
Capital Goods 0.9%
Brenntag AG	35,451	1,761,065
GEA Group AG	45,484	2,428,573
HOCHTIEF AG	4,861	637,470
MAN SE	8,274	867,584
OSRAM Licht AG	22,359	1,163,278
Siemens AG - Reg'd	181,751	19,728,424
		26,586,394
Consumer Durables & Apparel 0.3%
adidas AG	44,645	7,333,915
Hugo Boss AG	15,109	896,654
		8,230,569
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	327,925	4,410,037
Deutsche Boerse AG	45,917	3,855,253
		8,265,290
Food & Staples Retailing 0.0%
METRO AG	43,780	1,408,549
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	52,681	4,811,747
Fresenius SE & Co. KGaA	96,831	7,233,059
		12,044,806
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,299,893
Henkel AG & Co. KGaA	24,790	2,691,017
		4,990,910
Insurance 0.8%
Allianz SE - Reg'd	108,452	15,539,511
Hannover Rueck SE	13,699	1,401,194
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	39,319	6,557,262
		23,497,967
Materials 1.2%
BASF SE	218,105	17,132,492
Covestro AG (d)	16,858	787,996
Evonik Industries AG	35,146	1,096,332
HeidelbergCement AG	33,272	2,818,498
K&S AG - Reg'd	43,159	902,110
LANXESS AG	20,526	969,843
Linde AG	44,460	6,389,556
Symrise AG	29,749	2,097,687
ThyssenKrupp AG	88,924	2,039,252
		34,233,766
Media 0.1%
Axel Springer SE	9,347	512,286
ProSiebenSat.1 Media SE	52,467	2,403,342
RTL Group S.A. *	8,951	763,128
		3,678,756
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	196,509	21,124,294
Merck KGaA	31,180	3,443,392
QIAGEN N.V. *	50,348	1,321,678
		25,889,364
Real Estate 0.2%
Deutsche Wohnen AG	79,214	2,965,680
Vonovia SE	110,458	4,379,366
		7,345,046
Retailing 0.0%
Zalando SE *(d)	20,862	791,022
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	268,027	4,443,345
Software & Services 0.7%
SAP SE	233,820	20,464,718
United Internet AG - Reg'd	30,312	1,341,533
		21,806,251

4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	773,690	13,162,455
Telefonica Deutschland Holding AG	186,815	762,772
		13,925,227
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd	53,108	631,277
Deutsche Post AG - Reg'd	232,177	6,929,104
Fraport AG Frankfurt Airport Services Worldwide	9,632	526,784
		8,087,165
Utilities 0.2%
E.ON SE	481,636	5,165,483
RWE AG *	119,048	2,117,522
		7,283,005
		243,121,004
Hong Kong 3.4%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	856,000	2,818,376
Hang Seng Bank Ltd.	180,636	3,233,706
The Bank of East Asia Ltd. (a)	304,200	1,259,310
		7,311,392
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	647,025	7,583,734
Jardine Matheson Holdings Ltd.	58,900	3,503,046
NWS Holdings Ltd.	319,000	523,110
		11,609,890
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	690,406
Techtronic Industries Co., Ltd.	331,000	1,401,697
Yue Yuen Industrial Holdings Ltd.	199,000	808,635
		2,900,738
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	568,000	1,893,612
Melco Crown Entertainment Ltd. ADR	45,490	635,040
MGM China Holdings Ltd.	183,200	266,361
Sands China Ltd.	592,400	2,266,632
Shangri-La Asia Ltd.	258,000	277,589
SJM Holdings Ltd.	398,000	249,501
Wynn Macau Ltd.	425,200	693,216
		6,281,951
Diversified Financials 0.3%
First Pacific Co., Ltd.	493,250	383,618
Hong Kong Exchanges & Clearing Ltd.	274,318	6,791,615
		7,175,233
Food, Beverage & Tobacco 0.0%
WH Group Ltd. (d)	1,335,500	1,054,650
Insurance 0.6%
AIA Group Ltd.	2,866,800	17,857,841
Security	Number of Shares	Value ($)
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	632,025	4,535,227
Hang Lung Properties Ltd.	536,000	1,161,610
Henderson Land Development Co., Ltd.	266,681	1,591,874
Hongkong Land Holdings Ltd.	286,700	1,839,535
Hysan Development Co., Ltd.	156,000	719,397
Kerry Properties Ltd.	166,500	456,611
Link REIT	545,500	4,075,503
New World Development Co., Ltd.	1,295,666	1,509,963
Sino Land Co., Ltd.	700,000	1,252,479
Sun Hung Kai Properties Ltd.	335,604	4,815,397
Swire Pacific Ltd., Class A	127,590	1,529,021
Swire Properties Ltd.	277,600	774,610
The Wharf Holdings Ltd.	322,100	2,226,029
Wheelock & Co., Ltd.	181,000	970,594
		27,457,850
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	422,819
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	1,027,145
PCCW Ltd.	976,000	711,085
		1,738,230
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	421,214
MTR Corp., Ltd.	341,000	1,931,268
		2,352,482
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,478,414
CLP Holdings Ltd.	395,580	4,122,692
HK Electric Investments & HK Electric Investments Ltd. (d)	644,000	616,915
Hong Kong & China Gas Co., Ltd.	1,851,867	3,443,395
Power Assets Holdings Ltd.	338,500	3,318,278
		12,979,694
		99,142,770
Ireland 0.5%
Banks 0.1%
Bank of Ireland *	6,507,733	1,345,537
Consumer Services 0.1%
Paddy Power Betfair plc	19,426	2,278,392
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	36,847	3,152,803
Materials 0.2%
CRH plc	196,042	5,982,259
Transportation 0.0%
Ryanair Holdings plc	43,580	579,746
		13,338,737

    5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Israel 0.8%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,350,567
Bank Leumi Le-Israel B.M. *	347,306	1,251,463
Mizrahi Tefahot Bank Ltd.	30,973	376,241
		2,978,271
Materials 0.0%
Israel Chemicals Ltd.	111,577	449,380
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	496,018
Teva Pharmaceutical Industries Ltd.	219,589	12,018,664
		12,514,682
Real Estate 0.0%
Azrieli Group Ltd.	8,005	352,265
Software & Services 0.2%
Check Point Software Technologies Ltd. *	31,217	2,399,963
Mobileye N.V. *	41,706	1,998,134
Nice Ltd.	13,354	917,568
		5,315,665
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	945,223
		22,555,486
Italy 1.9%
Automobiles & Components 0.1%
Ferrari N.V.	30,129	1,363,950
Fiat Chrysler Automobiles N.V.	213,501	1,377,315
		2,741,265
Banks 0.4%
Intesa Sanpaolo S.p.A.	3,060,208	6,752,832
Mediobanca S.p.A.	139,974	981,341
UniCredit S.p.A.	1,205,035	2,956,287
Unione di Banche Italiane S.p.A.	204,609	628,594
		11,319,054
Capital Goods 0.1%
CNH Industrial N.V.	223,900	1,598,965
Leonardo-Finmeccanica S.p.A. *	92,749	1,059,534
Prysmian S.p.A.	46,111	1,079,794
		3,738,293
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	39,791	1,934,399
Diversified Financials 0.0%
EXOR S.p.A.	27,867	1,087,399
Energy 0.4%
Eni S.p.A.	605,659	9,290,822
Saipem S.p.A. *	1,112,014	487,228
Tenaris S.A.	107,788	1,445,193
		11,223,243
Security	Number of Shares	Value ($)
Insurance 0.2%
Assicurazioni Generali S.p.A.	284,686	3,750,287
Poste Italiane S.p.A (d)	124,707	868,937
UnipolSai S.p.A.	249,290	418,241
		5,037,465
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,375,637	2,029,955
Transportation 0.1%
Atlantia S.p.A.	97,393	2,436,407
Utilities 0.4%
Enel S.p.A.	1,807,453	8,318,925
Snam S.p.A.	579,857	3,356,545
Terna - Rete Elettrica Nationale S.p.A.	363,475	1,979,960
		13,655,430
		55,202,910
Japan 23.3%
Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	45,600	2,083,764
Bridgestone Corp.	154,957	5,366,306
Denso Corp.	116,200	4,499,221
Fuji Heavy Industries Ltd.	139,700	5,337,206
Honda Motor Co., Ltd.	387,339	10,492,164
Isuzu Motors Ltd.	145,300	1,880,927
Koito Manufacturing Co., Ltd.	26,000	1,283,803
Mazda Motor Corp.	129,500	1,893,940
Mitsubishi Motors Corp.	146,600	683,378
NGK Spark Plug Co., Ltd.	40,200	656,051
NHK Spring Co., Ltd.	37,000	323,359
Nissan Motor Co., Ltd.	589,996	5,716,159
NOK Corp.	20,800	395,508
Stanley Electric Co., Ltd.	33,100	802,440
Sumitomo Electric Industries Ltd.	178,900	2,464,686
Sumitomo Rubber Industries Ltd.	40,700	574,468
Suzuki Motor Corp.	86,300	2,642,880
The Yokohama Rubber Co., Ltd.	24,500	329,039
Toyoda Gosei Co., Ltd.	17,100	371,463
Toyota Industries Corp.	39,700	1,781,951
Toyota Motor Corp.	634,503	35,554,244
Yamaha Motor Co., Ltd.	63,000	1,060,683
		86,193,640
Banks 1.7%
Aozora Bank Ltd.	253,000	928,359
Concordia Financial Group Ltd. *	277,000	1,177,426
Fukuoka Financial Group, Inc.	180,000	687,713
Japan Post Bank Co., Ltd.	100,500	1,226,340
Kyushu Financial Group, Inc.	75,000	414,357
Mitsubishi UFJ Financial Group, Inc.	3,027,609	15,306,150
Mizuho Financial Group, Inc.	5,692,334	9,132,356
Resona Holdings, Inc.	520,600	2,076,563
Seven Bank Ltd.	149,400	510,376
Shinsei Bank Ltd.	411,000	616,567

6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sumitomo Mitsui Financial Group, Inc.	318,746	10,104,031
Sumitomo Mitsui Trust Holdings, Inc.	790,000	2,625,340
Suruga Bank Ltd.	44,300	1,010,099
The Bank of Kyoto Ltd.	77,000	518,333
The Chiba Bank Ltd.	169,000	807,809
The Chugoku Bank Ltd.	43,400	488,880
The Hachijuni Bank Ltd.	95,000	444,435
The Hiroshima Bank Ltd.	116,000	420,064
The Iyo Bank Ltd.	57,500	370,586
The Joyo Bank Ltd.	154,000	601,769
The Shizuoka Bank Ltd.	132,000	979,553
Yamaguchi Financial Group, Inc.	50,000	493,784
		50,940,890
Capital Goods 3.0%
Amada Holdings Co., Ltd.	86,000	937,246
Asahi Glass Co., Ltd.	223,000	1,281,079
Daikin Industries Ltd.	56,900	4,934,555
FANUC Corp.	46,200	7,725,011
Fuji Electric Co., Ltd.	140,000	617,908
Hino Motors Ltd.	61,600	643,296
Hitachi Construction Machinery Co., Ltd.	23,300	378,935
Hoshizaki Corp.	11,900	1,076,832
IHI Corp.	305,000	848,659
ITOCHU Corp.	355,200	4,027,205
JGC Corp.	48,000	702,704
JTEKT Corp.	53,100	741,699
Kajima Corp.	194,000	1,434,013
Kawasaki Heavy Industries Ltd.	357,000	1,050,250
Keihan Holdings Co., Ltd.	115,000	826,897
Komatsu Ltd.	219,309	4,261,558
Kubota Corp.	251,000	3,636,272
Kurita Water Industries Ltd.	25,000	554,132
LIXIL Group Corp.	64,900	1,207,068
Mabuchi Motor Co., Ltd.	11,300	511,691
Makita Corp.	26,500	1,864,423
Marubeni Corp.	393,000	1,827,087
Minebea Co., Ltd.	89,000	705,801
Mitsubishi Corp.	358,600	6,169,597
Mitsubishi Electric Corp.	464,000	5,409,524
Mitsubishi Heavy Industries Ltd.	760,000	3,230,762
Mitsui & Co., Ltd.	410,000	4,803,497
Nabtesco Corp.	28,000	753,179
NGK Insulators Ltd.	63,000	1,504,064
Nidec Corp.	56,600	5,135,944
NSK Ltd.	117,200	985,826
Obayashi Corp.	157,000	1,717,069
Seibu Holdings, Inc.	40,700	713,719
Shimizu Corp.	124,000	1,263,870
SMC Corp.	13,300	3,477,678
Sumitomo Corp.	282,000	2,957,937
Sumitomo Heavy Industries Ltd.	123,000	583,567
Taisei Corp.	255,000	2,293,280
THK Co., Ltd.	33,300	657,927
Toshiba Corp. *	938,178	2,426,141
Security	Number of Shares	Value ($)
TOTO Ltd.	32,500	1,392,771
Toyota Tsusho Corp.	49,200	1,086,239
		88,356,912
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,473,725
Park24 Co., Ltd.	25,000	846,706
Recruit Holdings Co., Ltd.	67,000	2,545,050
Secom Co., Ltd.	49,500	3,728,862
Sohgo Security Services Co., Ltd.	14,400	711,115
Toppan Printing Co., Ltd.	128,000	1,128,960
		10,434,418
Consumer Durables & Apparel 1.0%
Asics Corp.	36,800	675,323
Bandai Namco Holdings, Inc.	41,500	1,100,011
Casio Computer Co., Ltd.	48,900	696,082
Iida Group Holdings Co., Ltd.	37,800	748,358
Nikon Corp.	81,700	1,154,484
Panasonic Corp.	527,912	5,076,762
Rinnai Corp.	8,500	832,312
Sankyo Co., Ltd.	10,600	385,943
Sega Sammy Holdings, Inc.	51,100	559,555
Sekisui Chemical Co., Ltd.	97,000	1,410,745
Sekisui House Ltd.	147,000	2,449,208
Shimano, Inc.	17,600	2,752,476
Sony Corp.	299,600	9,834,934
Yamaha Corp.	40,300	1,112,110
		28,788,303
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	343,052
McDonald's Holdings Co., Ltd. (a)	15,000	459,877
Oriental Land Co., Ltd.	51,600	3,263,417
		4,066,346
Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	420,080
AEON Financial Service Co., Ltd.	24,800	571,072
Credit Saison Co., Ltd.	34,000	566,176
Daiwa Securities Group, Inc.	404,000	2,267,402
Japan Exchange Group, Inc.	130,100	1,833,521
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	497,318
Nomura Holdings, Inc.	885,000	3,983,523
ORIX Corp.	318,400	4,468,288
SBI Holdings, Inc.	48,290	522,942
		15,130,322
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	393,528
Inpex Corp.	224,700	1,786,324
JX Holdings, Inc.	491,600	1,862,609
Showa Shell Sekiyu K.K.	49,300	442,147
TonenGeneral Sekiyu K.K.	68,000	614,325
		5,098,933
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	161,200	2,316,311
FamilyMart Co., Ltd.	14,000	824,410
Lawson, Inc.	14,900	1,147,276
Seven & i Holdings Co., Ltd.	178,603	7,416,146

    7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sundrug Co., Ltd.	8,600	746,020
Tsuruha Holdings, Inc.	8,500	966,560
		13,416,723
Food, Beverage & Tobacco 1.1%
Ajinomoto Co., Inc.	130,700	3,336,370
Asahi Group Holdings Ltd.	93,700	3,180,858
Calbee, Inc.	16,700	729,146
Japan Tobacco, Inc.	264,200	10,303,726
Kikkoman Corp.	35,000	1,242,759
Kirin Holdings Co., Ltd.	194,300	3,334,625
MEIJI Holdings Co., Ltd.	27,000	2,814,919
NH Foods Ltd.	39,000	948,410
Nisshin Seifun Group, Inc.	49,400	815,469
Nissin Foods Holdings Co., Ltd.	15,200	862,913
Suntory Beverage & Food Ltd.	34,000	1,478,265
Toyo Suisan Kaisha Ltd.	22,800	1,012,620
Yakult Honsha Co., Ltd.	19,800	945,590
Yamazaki Baking Co., Ltd.	26,000	714,289
		31,719,959
Health Care Equipment & Services 0.6%
Alfresa Holdings Corp.	43,000	942,689
CYBERDYNE, Inc. *(a)	23,300	448,811
Hoya Corp.	94,407	3,349,639
M3, Inc.	44,200	1,414,357
Medipal Holdings Corp.	34,800	569,472
Miraca Holdings, Inc.	11,800	543,506
Olympus Corp.	67,100	2,315,474
Suzuken Co., Ltd.	19,500	621,934
Sysmex Corp.	37,000	2,563,054
Terumo Corp.	80,300	3,444,450
		16,213,386
Household & Personal Products 0.4%
Kao Corp.	120,219	6,474,176
Kose Corp.	8,000	736,711
Pola Orbis Holdings, Inc.	5,300	521,724
Shiseido Co., Ltd.	84,500	2,367,418
Unicharm Corp.	93,800	1,928,683
		12,028,712
Insurance 0.6%
Japan Post Holdings Co., Ltd.	105,000	1,386,731
MS&AD Insurance Group Holdings, Inc.	119,962	3,456,313
Sompo Japan Nipponkoa Holdings, Inc.	80,200	2,590,405
Sony Financial Holdings, Inc.	40,600	508,610
T&D Holdings, Inc.	138,100	1,408,344
The Dai-ichi Life Insurance Co., Ltd.	255,000	3,294,729
Tokio Marine Holdings, Inc.	162,899	6,305,369
		18,950,501
Materials 1.3%
Air Water, Inc.	34,000	578,115
Asahi Kasei Corp.	292,000	2,207,087
Daicel Corp.	72,300	810,800
Hitachi Chemical Co., Ltd.	22,600	471,405
Hitachi Metals Ltd.	44,700	496,965
JFE Holdings, Inc.	114,600	1,493,574
JSR Corp.	40,300	550,458
Kaneka Corp.	72,000	542,232
Security	Number of Shares	Value ($)
Kansai Paint Co., Ltd.	48,500	1,015,676
Kobe Steel Ltd.	687,000	594,517
Kuraray Co., Ltd.	88,000	1,109,859
Maruichi Steel Tube Ltd.	8,800	325,112
Mitsubishi Chemical Holdings Corp.	322,400	1,741,443
Mitsubishi Gas Chemical Co., Inc.	85,000	484,265
Mitsubishi Materials Corp.	272,000	714,800
Mitsui Chemicals, Inc.	180,000	761,367
Nippon Paint Holdings Co., Ltd.	36,100	986,217
Nippon Steel & Sumitomo Metal Corp.	190,241	3,576,451
Nitto Denko Corp.	40,000	2,680,833
Oji Holdings Corp.	207,000	863,261
Shin-Etsu Chemical Co., Ltd.	92,560	6,316,208
Sumitomo Chemical Co., Ltd.	347,000	1,535,811
Sumitomo Metal Mining Co., Ltd.	119,000	1,430,365
Taiheiyo Cement Corp.	281,000	803,081
Taiyo Nippon Sanso Corp.	27,900	268,549
Teijin Ltd.	241,000	906,432
Toray Industries, Inc.	351,000	3,197,573
Toyo Seikan Group Holdings Ltd.	40,600	790,981
		37,253,437
Media 0.1%
Dentsu, Inc.	53,300	2,546,389
Hakuhodo DY Holdings, Inc.	53,300	622,074
Toho Co., Ltd.	29,100	846,611
		4,015,074
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Astellas Pharma, Inc.	504,050	8,398,344
Chugai Pharmaceutical Co., Ltd.	53,200	1,988,160
Daiichi Sankyo Co., Ltd.	142,200	3,390,963
Eisai Co., Ltd.	60,900	3,560,912
Hisamitsu Pharmaceutical Co., Inc.	14,600	825,504
Kyowa Hakko Kirin Co., Ltd.	53,000	926,005
Mitsubishi Tanabe Pharma Corp.	51,200	955,764
Ono Pharmaceutical Co., Ltd.	99,500	3,578,802
Otsuka Holdings Co., Ltd.	91,100	4,330,888
Santen Pharmaceutical Co., Ltd.	90,800	1,509,893
Shionogi & Co., Ltd.	71,700	3,718,922
Sumitomo Dainippon Pharma Co., Ltd.	41,500	775,699
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	941,653
Takeda Pharmaceutical Co., Ltd.	168,500	7,508,066
		42,409,575
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	368,118
Daito Trust Construction Co., Ltd.	17,100	2,871,427
Daiwa House Industry Co., Ltd.	133,800	3,751,865
Hulic Co., Ltd.	66,400	688,751

8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Japan Prime Realty Investment Corp.	196	862,872
Japan Real Estate Investment Corp.	310	1,874,137
Japan Retail Fund Investment Corp.	624	1,535,276
Mitsubishi Estate Co., Ltd.	298,502	5,551,413
Mitsui Fudosan Co., Ltd.	211,777	4,584,062
Nippon Building Fund, Inc.	343	2,110,549
Nippon Prologis REIT, Inc.	396	990,304
Nomura Real Estate Holdings, Inc.	31,300	539,805
Nomura Real Estate Master Fund, Inc.	869	1,440,125
NTT Urban Development Corp.	22,700	241,926
Sumitomo Realty & Development Co., Ltd.	86,000	2,225,184
Tokyo Tatemono Co., Ltd.	48,500	603,895
Tokyu Fudosan Holdings Corp.	132,900	786,380
United Urban Investment Corp.	678	1,267,503
		32,293,592
Retailing 0.6%
ABC-Mart, Inc.	5,980	382,689
Don Quijote Holdings Co., Ltd.	28,100	1,102,843
Fast Retailing Co., Ltd.	12,700	4,098,380
Hikari Tsushin, Inc.	5,100	423,637
Isetan Mitsukoshi Holdings Ltd.	73,000	717,298
J. Front Retailing Co., Ltd.	59,500	686,587
Marui Group Co., Ltd.	52,300	754,253
Nitori Holdings Co., Ltd.	18,000	2,238,706
Rakuten, Inc.	220,820	2,498,939
Ryohin Keikaku Co., Ltd.	5,800	1,287,669
Shimamura Co., Ltd.	5,400	787,819
Start Today Co., Ltd.	13,800	657,640
Takashimaya Co., Ltd.	81,000	613,687
USS Co., Ltd.	51,600	875,223
Yamada Denki Co., Ltd.	171,600	904,858
		18,030,228
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	24,600	1,046,756
Tokyo Electron Ltd.	37,300	3,204,606
		4,251,362
Software & Services 0.6%
Fujitsu Ltd.	433,000	1,797,592
GungHo Online Entertainment, Inc.	80,100	180,694
Kakaku.com, Inc.	38,400	796,673
Konami Holdings Corp.	24,600	953,782
Mixi, Inc.	10,100	361,813
Nexon Co., Ltd.	41,200	610,786
Nintendo Co., Ltd.	26,939	5,591,663
Nomura Research Institute Ltd.	29,400	1,036,957
NTT Data Corp.	31,100	1,543,279
Obic Co., Ltd.	15,400	896,474
Oracle Corp., Japan	9,600	584,027
Otsuka Corp.	13,300	681,375
Security	Number of Shares	Value ($)
Trend Micro, Inc.	24,700	896,845
Yahoo Japan Corp.	353,000	1,556,151
		17,488,111
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	41,900	933,252
Brother Industries Ltd.	54,100	614,795
Canon, Inc.	254,295	7,216,760
FUJIFILM Holdings Corp.	104,311	3,742,516
Hamamatsu Photonics K.K.	37,700	1,106,807
Hirose Electric Co., Ltd.	7,085	876,363
Hitachi High-Technologies Corp.	15,900	540,953
Hitachi Ltd.	1,155,079	5,277,698
Keyence Corp.	10,900	7,688,569
Konica Minolta, Inc.	106,500	855,899
Kyocera Corp.	76,600	3,628,983
Murata Manufacturing Co., Ltd.	45,474	5,552,450
NEC Corp.	605,000	1,652,173
Nippon Electric Glass Co., Ltd.	88,000	399,492
Omron Corp.	46,400	1,538,743
Ricoh Co., Ltd.	171,400	1,513,818
Seiko Epson Corp.	70,400	1,238,655
Shimadzu Corp.	58,000	839,418
TDK Corp.	29,400	1,803,874
Yaskawa Electric Corp.	53,900	734,576
Yokogawa Electric Corp.	51,000	659,324
		48,415,118
Telecommunication Services 1.5%
KDDI Corp.	447,100	13,720,205
Nippon Telegraph & Telephone Corp.	166,256	7,900,444
NTT DOCOMO, Inc.	344,800	9,366,264
SoftBank Group Corp.	230,700	12,698,747
		43,685,660
Transportation 1.3%
ANA Holdings, Inc.	293,000	836,380
Central Japan Railway Co.	34,300	6,375,455
East Japan Railway Co.	79,560	7,298,012
Hankyu Hanshin Holdings, Inc.	54,600	2,031,301
Japan Airlines Co., Ltd.	27,200	838,543
Japan Airport Terminal Co., Ltd. (a)	9,200	405,277
Kamigumi Co., Ltd.	51,000	458,965
Keikyu Corp.	111,000	1,124,549
Keio Corp.	132,000	1,228,197
Keisei Electric Railway Co., Ltd.	63,000	825,906
Kintetsu Group Holdings Co., Ltd.	440,000	1,900,844
Mitsubishi Logistics Corp.	25,000	348,091
Mitsui O.S.K. Lines Ltd.	273,000	581,434
Nagoya Railroad Co., Ltd.	227,000	1,275,194
Nippon Express Co., Ltd.	216,000	1,089,598
Nippon Yusen K.K.	383,000	677,812
Odakyu Electric Railway Co., Ltd.	139,000	1,645,618
Tobu Railway Co., Ltd.	221,000	1,191,627
Tokyu Corp.	250,000	2,054,605

    9

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
West Japan Railway Co.	41,000	2,536,141
Yamato Holdings Co., Ltd.	83,400	2,052,296
		36,775,845
Utilities 0.5%
Chubu Electric Power Co., Inc.	151,800	2,230,192
Electric Power Development Co., Ltd.	33,800	776,797
Hokuriku Electric Power Co.	40,300	478,035
Kyushu Electric Power Co., Inc.	104,200	976,259
Osaka Gas Co., Ltd.	443,000	1,787,878
Shikoku Electric Power Co., Inc.	42,400	442,830
The Chugoku Electric Power Co., Inc.	70,100	880,311
The Kansai Electric Power Co., Inc. *	163,400	1,520,356
Toho Gas Co., Ltd.	89,000	783,230
Tohoku Electric Power Co., Inc.	111,800	1,436,309
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,349,219
Tokyo Gas Co., Ltd.	481,201	2,048,426
		14,709,842
		680,666,889
Netherlands 3.2%
Banks 0.4%
ABN AMRO Group N.V. CVA (d)	55,335	1,029,027
ING Groep N.V.	916,628	10,247,905
		11,276,932
Capital Goods 0.3%
AerCap Holdings N.V. *	40,677	1,485,117
Boskalis Westminster N.V.	21,558	792,324
Koninklijke Philips N.V.	220,589	5,866,953
		8,144,394
Commercial & Professional Supplies 0.3%
Randstad Holding N.V.	26,986	1,160,933
RELX N.V.	238,840	4,303,751
Wolters Kluwer N.V.	73,207	3,080,085
		8,544,769
Energy 0.0%
Koninklijke Vopak N.V.	16,676	857,344
Food & Staples Retailing 0.3%
Koninklijke Ahold Delhaize N.V.	305,222	7,286,933
Food, Beverage & Tobacco 0.3%
Heineken Holding N.V.	24,444	2,048,050
Heineken N.V.	55,259	5,215,093
		7,263,143
Household & Personal Products 0.6%
Unilever N.V. CVA	385,786	17,871,286
Insurance 0.1%
Aegon N.V.	434,813	1,760,528
NN Group N.V.	76,122	2,053,224
		3,813,752
Security	Number of Shares	Value ($)
Materials 0.2%
Akzo Nobel N.V.	58,503	3,781,803
Koninklijke DSM N.V.	43,663	2,794,602
OCI N.V. *	21,770	332,471
		6,908,876
Media 0.1%
Altice N.V., Class A *	91,755	1,362,091
Altice N.V., Class B *	24,908	368,560
		1,730,651
Semiconductors & Semiconductor Equipment 0.5%
ASML Holding N.V.	83,679	9,188,006
NXP Semiconductors N.V. *	69,916	5,879,237
		15,067,243
Software & Services 0.0%
Gemalto N.V.	19,973	1,316,277
Telecommunication Services 0.1%
Koninklijke KPN N.V.	786,744	2,587,677
		92,669,277
New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	671,886
Materials 0.0%
Fletcher Building Ltd.	171,142	1,197,980
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	1,198,678
Transportation 0.1%
Auckland International Airport Ltd.	241,551	1,288,117
Utilities 0.1%
Contact Energy Ltd.	165,447	645,859
Mercury NZ Ltd.	131,151	296,735
Meridian Energy Ltd.	316,280	639,662
		1,582,256
		5,938,917
Norway 0.6%
Banks 0.1%
DNB A.S.A.	230,626	2,546,844
Energy 0.2%
Statoil A.S.A.	267,877	4,258,562
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	89,225	1,521,741
Orkla A.S.A.	198,846	1,849,813
		3,371,554
Insurance 0.0%
Gjensidige Forsikring A.S.A.	50,636	855,521
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,420,053
Yara International A.S.A.	40,976	1,335,869
		2,755,922
Media 0.0%
Schibsted A.S.A., B Shares	20,539	605,947
Schibsted A.S.A., Class A	17,000	535,954
		1,141,901

10

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	3,017,564
		17,947,868
Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. - Reg'd (b)(f)	470,491	—
Energy 0.0%
Galp Energia, SGPS, S.A.	104,351	1,429,399
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	1,002,540
Utilities 0.1%
EDP - Energias de Portugal S.A.	562,711	1,930,237
		4,362,176
Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	415,346	4,801,751
Oversea-Chinese Banking Corp., Ltd.	728,371	4,698,348
United Overseas Bank Ltd.	307,533	4,219,759
		13,719,858
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,399,202
Noble Group Ltd. *(a)	2,187,800	266,390
Sembcorp Industries Ltd.	260,600	544,671
Sembcorp Marine Ltd. (a)	152,000	162,190
Singapore Technologies Engineering Ltd.	375,200	924,860
Yangzijiang Shipbuilding Holdings Ltd.	431,000	281,215
		3,578,528
Consumer Services 0.0%
Genting Singapore plc	1,564,900	921,302
Diversified Financials 0.1%
Singapore Exchange Ltd.	186,900	1,055,268
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	445,151
Wilmar International Ltd.	456,200	1,058,416
		1,503,567
Media 0.0%
Singapore Press Holdings Ltd.	367,400	1,040,002
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	993,074
CapitaLand Commercial Trust Ltd.	452,900	509,886
CapitaLand Ltd.	562,500	1,335,564
CapitaLand Mall Trust	644,100	1,032,056
City Developments Ltd.	87,300	555,568
Global Logistic Properties Ltd.	709,500	1,017,436
Suntec Real Estate Investment Trust	570,100	713,466
UOL Group Ltd.	128,200	553,123
		6,710,173
Security	Number of Shares	Value ($)
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	646,355
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,922,537	6,028,855
StarHub Ltd.	129,000	377,823
		6,406,678
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	1,136,693
Hutchison Port Holdings Trust, Class U	1,506,600	716,845
Singapore Airlines Ltd.	128,400	1,052,464
		2,906,002
		38,487,733
Spain 3.0%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	1,553,324	9,068,225
Banco De Sabadell S.A.	1,207,465	1,651,179
Banco Popular Espanol S.A.	835,149	1,169,761
Banco Santander S.A.	3,427,155	14,549,253
Bankia S.A.	1,163,780	893,111
Bankinter S.A.	167,699	1,169,755
CaixaBank S.A.	640,794	1,609,023
		30,110,307
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	43,649	1,251,653
Ferrovial S.A.	110,367	2,284,413
Zardoya Otis S.A.	43,251	424,503
		3,960,569
Energy 0.1%
Repsol S.A.	264,013	3,344,148
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	135,669	846,148
Insurance 0.0%
Mapfre S.A.	244,029	597,227
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	69,528	1,524,156
Retailing 0.3%
Industria de Diseno Textil S.A.	261,010	9,026,702
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	104,202	4,892,358
Telecommunication Services 0.4%
Telefonica S.A.	1,064,002	10,421,693
Transportation 0.2%
Abertis Infraestructuras S.A.	152,276	2,395,493
Aena S.A. (d)	15,870	2,289,113
International Consolidated Airlines Group S.A.	193,828	1,045,299
		5,729,905

    11

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.6%
Enagas S.A.	53,218	1,622,450
Endesa S.A.	76,694	1,611,125
Gas Natural SDG S.A.	82,954	1,715,879
Iberdrola S.A.	1,287,082	8,843,451
Red Electrica Corp. S.A.	104,948	2,403,811
		16,196,716
		86,649,929
Sweden 2.7%
Banks 0.6%
Nordea Bank AB	717,282	6,390,743
Skandinaviska Enskilda Banken AB, A Shares	359,184	3,149,351
Svenska Handelsbanken AB, A Shares	362,099	4,353,525
Swedbank AB, A Shares	217,501	4,566,355
		18,459,974
Capital Goods 0.8%
Alfa Laval AB	71,707	1,130,151
Assa Abloy AB, Class B	239,253	5,248,746
Atlas Copco AB, A Shares	159,588	4,479,900
Atlas Copco AB, B Shares	94,007	2,403,825
Sandvik AB	260,070	2,786,583
Skanska AB, B Shares	81,302	1,728,355
SKF AB, B Shares	94,053	1,490,105
Volvo AB, B Shares	364,022	3,878,902
		23,146,567
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	73,924	1,216,337
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,529,844
Husqvarna AB, B Shares	94,980	815,259
		2,345,103
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	694,038
Investor AB, B Shares	108,254	3,728,472
Kinnevik AB, Class B	55,465	1,414,549
		5,837,059
Energy 0.0%
Lundin Petroleum AB *	42,073	697,470
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	635,874
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,667,529
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	953,192
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	142,287	4,230,004
Materials 0.1%
Boliden AB	68,957	1,517,750
Retailing 0.2%
Hennes & Mauritz AB, B Shares	224,358	6,775,171
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	62,898	2,481,060
Telefonaktiebolaget LM Ericsson, B Shares	728,936	5,435,955
		7,917,015
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	14,921	796,690
Tele2 AB, B Shares	74,695	631,055
Telia Co. AB	612,061	2,792,935
		4,220,680
		79,619,725
Switzerland 9.0%
Capital Goods 0.6%
ABB Ltd. - Reg'd *	467,833	9,937,747
Geberit AG - Reg'd	8,940	3,447,782
Schindler Holding AG	10,943	2,098,169
Schindler Holding AG - Reg'd	4,537	876,094
		16,359,792
Commercial & Professional Supplies 0.2%
Adecco Group AG	38,240	2,098,839
SGS S.A. - Reg'd	1,318	2,915,736
		5,014,575
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A. - Reg'd	125,055	7,602,340
The Swatch Group AG - Bearer Shares	7,227	1,892,346
The Swatch Group AG - Reg'd	11,639	594,157
		10,088,843
Diversified Financials 0.7%
Credit Suisse Group AG - Reg'd *	437,829	5,034,911
Julius Baer Group Ltd. *	53,043	2,174,976
Pargesa Holding S.A.	8,318	579,247
Partners Group Holding AG	3,761	1,720,150
UBS Group AG - Reg’d	867,013	11,918,924
		21,428,208
Food, Beverage & Tobacco 2.2%
Aryzta AG *	22,198	833,957
Barry Callebaut AG - Reg'd *	534	697,933
Chocoladefabriken Lindt & Spruengli AG	238	1,399,431
Chocoladefabriken Lindt & Spruengli AG - Reg'd	25	1,766,276
Nestle S.A. - Reg'd	757,299	60,684,319
		65,381,916
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	12,877	1,762,866
Insurance 0.6%
Baloise Holding AG - Reg'd	11,516	1,296,197
Swiss Life Holding AG - Reg'd *	7,680	1,751,882
Swiss Re AG	79,249	6,643,167
Zurich Insurance Group AG *	35,657	8,560,994
		18,252,240

12

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.7%
EMS-Chemie Holding AG - Reg'd	2,075	1,135,391
Givaudan S.A. - Reg'd	2,189	4,495,640
LafargeHolcim Ltd. - Reg'd *	106,978	5,086,900
Sika AG	519	2,431,380
Syngenta AG - Reg'd	22,008	8,655,421
		21,804,732
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actelion Ltd. - Reg'd *	24,590	4,355,668
Galenica AG - Reg'd	909	1,171,566
Lonza Group AG - Reg'd *	12,926	2,434,228
Novartis AG - Reg'd	540,375	44,820,399
Roche Holding AG	166,734	42,561,847
		95,343,708
Real Estate 0.1%
Swiss Prime Site AG - Reg'd *	16,700	1,533,771
Retailing 0.0%
Dufry AG - Reg'd *	10,808	1,243,693
Telecommunication Services 0.1%
Swisscom AG - Reg'd	6,157	3,028,930
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	13,052	1,830,753
		263,074,027
United Kingdom 19.1%
Automobiles & Components 0.1%
GKN plc	403,858	1,545,764
Banks 2.0%
Barclays plc	4,021,538	8,199,754
HSBC Holdings plc	4,669,609	30,607,850
Lloyds Banking Group plc	15,258,440	10,732,004
Royal Bank of Scotland Group plc *	799,511	2,034,939
Standard Chartered plc	778,604	6,225,811
		57,800,358
Capital Goods 0.9%
Ashtead Group plc	123,822	1,959,768
BAE Systems plc	754,574	5,327,729
Bunzl plc	79,336	2,482,241
Cobham plc	399,549	905,859
DCC plc	21,014	1,875,293
IMI plc	60,653	860,556
Meggitt plc	179,669	1,040,630
Rolls-Royce Holdings plc *	443,437	4,639,947
Smiths Group plc	91,636	1,531,725
The Weir Group plc	55,899	1,083,082
Travis Perkins plc	59,574	1,229,254
Wolseley plc	61,057	3,404,439
		26,340,523
Commercial & Professional Supplies 0.5%
Aggreko plc	63,157	1,075,286
Babcock International Group plc	58,617	751,791
Capita plc	158,039	2,006,717
Experian plc	225,430	4,409,530
G4S plc	381,811	940,763
Security	Number of Shares	Value ($)
Intertek Group plc	40,339	1,935,322
RELX plc	257,281	4,885,454
		16,004,863
Consumer Durables & Apparel 0.2%
Barratt Developments plc	232,875	1,348,462
Burberry Group plc	109,653	1,913,260
Persimmon plc	72,100	1,609,817
Taylor Wimpey plc	803,910	1,645,034
The Berkeley Group Holdings plc	31,587	1,120,415
		7,636,988
Consumer Services 0.6%
Carnival plc	45,653	2,195,926
Compass Group plc	392,783	7,462,014
InterContinental Hotels Group plc	44,165	1,765,739
Merlin Entertainments plc (d)	175,038	1,095,043
TUI AG	116,827	1,520,954
Whitbread plc	43,597	2,226,262
William Hill plc	221,805	938,232
		17,204,170
Diversified Financials 0.4%
3i Group plc	228,206	1,863,948
Aberdeen Asset Management plc	237,683	1,001,095
Hargreaves Lansdown plc	64,972	1,116,678
ICAP plc	133,167	782,173
Investec plc	130,696	777,936
London Stock Exchange Group plc	75,135	2,764,777
Provident Financial plc	34,271	1,229,000
Schroders plc	31,199	1,081,313
		10,616,920
Energy 2.6%
BP plc	4,408,288	24,940,539
Petrofac Ltd.	60,315	596,372
Royal Dutch Shell plc, A Shares	1,002,722	25,890,484
Royal Dutch Shell plc, B Shares	892,433	23,737,572
		75,164,967
Food & Staples Retailing 0.2%
J. Sainsbury plc	336,593	998,856
Tesco plc *	1,936,494	3,992,704
WM Morrison Supermarkets plc	511,940	1,258,084
		6,249,644
Food, Beverage & Tobacco 2.6%
Associated British Foods plc	81,803	2,911,948
British American Tobacco plc	443,611	28,313,386
Coca-Cola European Partners plc *	47,000	1,773,165
Coca-Cola HBC AG CDI *	39,626	819,243
Diageo plc	598,841	17,160,785
Imperial Brands plc	227,021	11,963,315
SABMiller plc	230,225	13,452,070
Tate & Lyle plc	105,915	1,013,581
		77,407,493

    13

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Mediclinic International plc	84,173	1,195,049
Smith & Nephew plc	217,346	3,575,135
		4,770,184
Household & Personal Products 1.0%
Reckitt Benckiser Group plc	151,113	14,651,927
Unilever plc	304,589	14,249,599
		28,901,526
Insurance 1.0%
Admiral Group plc	52,234	1,495,035
Aviva plc	960,541	4,946,341
Direct Line Insurance Group plc	329,168	1,523,087
Legal & General Group plc	1,421,810	3,867,845
Old Mutual plc	1,148,660	3,196,457
Prudential plc	608,272	10,722,899
RSA Insurance Group plc	249,340	1,639,630
St. James's Place plc	125,254	1,532,911
Standard Life plc	473,321	1,894,966
		30,819,171
Materials 1.2%
Anglo American plc	339,219	3,715,179
Antofagasta plc	88,778	587,603
BHP Billiton plc	506,931	6,391,653
Croda International plc	33,172	1,458,705
Fresnillo plc	54,397	1,392,013
Glencore plc *	2,916,026	7,197,099
Johnson Matthey plc	44,913	1,946,399
Mondi plc	86,402	1,748,535
Randgold Resources Ltd.	23,067	2,714,479
Rio Tinto plc	292,782	9,501,422
		36,653,087
Media 0.5%
ITV plc	852,113	2,209,470
Pearson plc	191,968	2,242,828
Sky plc	247,935	3,019,448
WPP plc	308,129	6,913,652
		14,385,398
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AstraZeneca plc	300,333	20,106,746
GlaxoSmithKline plc	1,156,745	25,833,607
Hikma Pharmaceuticals plc	33,976	1,183,067
Shire plc	211,882	13,688,090
		60,811,510
Real Estate 0.3%
Hammerson plc	185,934	1,372,538
Intu Properties plc	214,014	848,637
Land Securities Group plc	185,117	2,679,835
Segro plc	166,326	974,566
The British Land Co., plc	231,969	2,058,694
		7,934,270
Retailing 0.2%
Dixons Carphone plc	239,157	1,105,872
Kingfisher plc	547,200	2,429,938
Marks & Spencer Group plc	395,363	1,671,570
Next plc	32,729	2,175,989
		7,383,369
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	335,865	7,476,811
Software & Services 0.2%
Auto Trader Group plc (d)	231,645	1,136,853
The Sage Group plc	257,798	2,430,881
Worldpay Group plc *(d)	333,655	1,294,274
		4,862,008
Telecommunication Services 1.1%
BT Group plc	2,010,713	10,985,397
Inmarsat plc	104,142	1,076,788
Vodafone Group plc	6,316,955	19,190,158
		31,252,343
Transportation 0.1%
easyJet plc	37,117	510,541
Royal Mail plc	210,337	1,418,334
		1,928,875
Utilities 0.9%
Centrica plc	1,288,839	4,110,801
National Grid plc	887,446	12,724,931
Severn Trent plc	57,848	1,874,403
SSE plc	237,131	4,759,952
United Utilities Group plc	167,568	2,254,307
		25,724,394
		558,874,636
Total Common Stock
(Cost $2,572,387,805)		2,891,355,634

Preferred Stock 0.6% of net assets
Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	886,926
Porsche Automobil Holding SE	35,717	1,867,794
Schaeffler AG	39,555	577,270
Volkswagen AG	44,875	6,313,610
		9,645,600
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	42,354	5,277,553
Materials 0.0%
Fuchs Petrolub SE	16,120	680,667
		15,603,820
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	437,774
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP *	1,475,907	1,028,936
		1,466,710
Total Preferred Stock
(Cost $17,465,845)		17,070,530

14

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Spain 0.0%
Capital Goods 0.0%
Zardoya Otis S.A. expires 08/5/16*	43,251	17,408
Total Rights
(Cost $20,423)		17,408

Other Investment Company 0.1% of net assets
United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	3,133,165	3,133,165
Total Other Investment Company
(Cost $3,133,165)		3,133,165
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets
Time Deposits 0.1%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 08/01/16 (e)	73,464	97,226
Brown Brothers Harriman
Australian Dollar
0.73%, 08/01/16 (e)	14,849	11,284
Danish Krone
(0.70%), 08/01/16 (e)	63,557	9,552
Hong Kong Dollar
0.01%, 08/01/16 (e)	16,939	2,183
Japanese Yen
(0.40%), 08/01/16 (e)	1,005,030	9,850
New Zealand Dollar
1.10%, 08/01/16 (e)	209	151
Norwegian Krone
0.08%, 08/01/16 (e)	1,440	171
Singapore Dollar
0.05%, 08/01/16 (e)	1,341	1,000
Swedish Krona
(1.15%), 08/01/16 (e)	16,396	1,916
Swiss Franc
(1.45%), 08/02/16 (e)	3,119	3,218
DNB
Euro
(0.53%), 08/01/16 (e)	63,056	70,496
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 08/01/16 (e)	1,517,216	1,517,216
Total Short-Term Investments
(Cost $1,724,264)		1,724,263

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $2,612,957,682 and the unrealized appreciation and depreciation were $602,435,501 and ($302,092,183), respectively, with a net unrealized appreciation of $300,343,318.
At 07/31/16, the values of certain foreign securities held by the fund aggregating $2,862,846,878 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,011,653.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,963,830 or 0.4% of net assets.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	20	1,680,200	29,111

    15

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,855,039,438	$— *	$1,855,039,438
Hong Kong[1]	—	91,122,589	—	91,122,589
Consumer Services	635,040	5,646,911	—	6,281,951
Telecommunication Services	1,027,145	711,085	—	1,738,230
Israel [1]	—	4,725,139	—	4,725,139
Pharmaceuticals, Biotechnology & Life Sciences	496,018	12,018,664	—	12,514,682
Software & Services	4,398,097	917,568	—	5,315,665
Netherlands [1]	—	40,309,422	—	40,309,422
Banks	10,247,905	1,029,027	—	11,276,932
Capital Goods	1,485,117	6,659,277	—	8,144,394
Household & Personal Products	17,871,286	—	—	17,871,286
Semiconductors & Semiconductor Equipment	5,879,237	9,188,006	—	15,067,243
Switzerland [1]	—	197,692,111	—	197,692,111
Food, Beverage & Tobacco	1,766,276	63,615,640	—	65,381,916
United Kingdom[1]	—	481,467,143	—	481,467,143
Food, Beverage & Tobacco	1,773,165	75,634,328	—	77,407,493
Preferred Stock[1]	—	17,070,530	—	17,070,530
Rights
Spain [1]	17,408	—	—	17,408
Other Investment Company[1]	3,133,165	—	—	3,133,165
Short-Term Investments[1]	—	1,724,263	—	1,724,263
Total	$48,729,859	$2,864,571,141	$—	$2,913,301,000
Other Financial Instruments
Futures Contracts[2]	$29,111	$—	$—	$29,111
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Common Stock
Australia	$1,513,552	$—	$—	$—	$—	$—	($1,513,552)	$—
Preferred Stock
Ireland	14,460	(235)	60	—	(14,285)	—	—	—
United Kingdom	58,962	(1,289)	10	—	(57,683)	—	—	—
Total	$1,586,974	($1,524)	$70	$—	($71,968)	$—	($1,513,552)	$—
16

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016. The transfers in the amount of $4,330,021 and $1,706,461 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers from Level 3 to Level 2 is a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.
    17

Schwab Equity Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
18

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL16
19

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	3,866,862,951	4,881,478,508
0.2%	Other Investment Companies	11,996,340	11,996,340
100.0%	Total Investments	3,878,859,291	4,893,474,848
(0.0%)	Other Assets and Liabilities, Net		(1,496,202)
100.0%	Net Assets		4,891,978,646

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.3%
BorgWarner, Inc.	68,867	2,285,007
Dana Holding Corp.	77,400	1,055,736
Delphi Automotive plc	50,200	3,404,564
Ford Motor Co.	1,418,341	17,956,197
General Motors Co.	545,368	17,200,907
Harley-Davidson, Inc.	56,754	3,003,422
Johnson Controls, Inc.	228,309	10,483,949
Lear Corp.	27,800	3,153,910
The Goodyear Tire & Rubber Co.	66,090	1,894,800
Thor Industries, Inc.	17,200	1,316,488
Visteon Corp.	18,900	1,324,701
		63,079,681
Banks 4.5%
Bank of America Corp.	2,115,894	30,659,304
BB&T Corp.	163,175	6,016,262
CIT Group, Inc.	70,200	2,426,112
Citigroup, Inc.	740,872	32,457,602
Citizens Financial Group, Inc.	70,900	1,583,197
Comerica, Inc.	32,200	1,456,728
Fifth Third Bancorp	229,890	4,363,312
Huntington Bancshares, Inc.	121,527	1,154,507
JPMorgan Chase & Co.	906,823	58,009,467
KeyCorp	216,857	2,537,227
M&T Bank Corp.	26,919	3,083,841
New York Community Bancorp, Inc.	138,530	2,001,759
People's United Financial, Inc.	89,577	1,357,987
PHH Corp. *	97,958	1,431,166
Regions Financial Corp.	310,825	2,850,265
SunTrust Banks, Inc.	106,060	4,485,278
The PNC Financial Services Group, Inc.	106,235	8,780,323
U.S. Bancorp	302,860	12,771,606
Wells Fargo & Co.	906,863	43,502,218
		220,928,161
Security	Number of Shares	Value ($)
Capital Goods 7.9%
3M Co.	131,961	23,536,564
AECOM *	62,754	2,227,139
AGCO Corp.	42,740	2,058,358
AMETEK, Inc.	31,100	1,462,633
Armstrong World Industries, Inc. *	38,000	1,613,860
Carlisle Cos., Inc.	11,000	1,136,190
Caterpillar, Inc.	236,937	19,608,906
Chicago Bridge & Iron Co., N.V.	30,700	1,037,967
Cummins, Inc.	67,494	8,286,238
Deere & Co.	154,393	11,997,880
Dover Corp.	56,475	4,034,009
Eaton Corp. plc	115,816	7,343,893
EMCOR Group, Inc.	25,340	1,411,438
Emerson Electric Co.	277,010	15,484,859
Fastenal Co.	53,040	2,267,460
Flowserve Corp.	53,475	2,558,779
Fluor Corp.	133,750	7,158,300
Fortive Corp. *	35,878	1,729,678
Fortune Brands Home & Security, Inc.	21,400	1,353,978
General Dynamics Corp.	77,616	11,401,014
General Electric Co.	2,008,098	62,532,172
Herc Holdings, Inc. *	19,453	687,664
Honeywell International, Inc.	125,245	14,569,751
Hubbell, Inc.	15,484	1,669,640
Huntington Ingalls Industries, Inc.	8,100	1,397,898
IDEX Corp.	12,800	1,149,312
Illinois Tool Works, Inc.	96,334	11,116,944
Ingersoll-Rand plc	78,382	5,193,591
Jacobs Engineering Group, Inc. *	70,740	3,786,005
Joy Global, Inc.	131,500	3,633,345
KBR, Inc.	138,400	1,940,368
L-3 Communications Holdings, Inc.	53,166	8,061,561
Lincoln Electric Holdings, Inc.	23,300	1,445,998
Lockheed Martin Corp.	58,784	14,856,480
Northrop Grumman Corp.	69,633	15,084,597
NOW, Inc. *	67,400	1,234,094
Oshkosh Corp.	47,520	2,617,877
Owens Corning	40,750	2,156,082
PACCAR, Inc.	97,121	5,727,225
Parker-Hannifin Corp.	49,397	5,640,643
Pentair plc	39,837	2,542,397
Quanta Services, Inc. *	85,200	2,181,120
Raytheon Co.	97,015	13,536,503
Rockwell Automation, Inc.	24,550	2,808,520
Rockwell Collins, Inc.	32,330	2,735,765
Roper Technologies, Inc.	9,000	1,533,240
Snap-on, Inc.	9,200	1,445,964
Stanley Black & Decker, Inc.	33,103	4,028,635
Terex Corp.	49,100	1,185,274
Textron, Inc.	68,420	2,668,380
The Boeing Co.	115,672	15,460,720
The Timken Co.	39,265	1,313,414
TransDigm Group, Inc. *	8,100	2,264,112

    1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Trinity Industries, Inc.	63,700	1,478,477
Triumph Group, Inc.	27,800	857,074
United Rentals, Inc. *	25,200	2,007,684
United Technologies Corp.	258,192	27,794,369
Valmont Industries, Inc.	9,000	1,178,550
W.W. Grainger, Inc.	19,838	4,341,546
WABCO Holdings, Inc. *	9,800	982,646
WESCO International, Inc. *	23,800	1,326,612
Xylem, Inc.	32,955	1,575,579
		387,456,971
Commercial & Professional Supplies 0.7%
Cintas Corp.	19,750	2,118,582
Equifax, Inc.	12,230	1,619,986
ManpowerGroup, Inc.	45,490	3,157,006
Nielsen Holdings plc	43,300	2,332,138
Pitney Bowes, Inc.	97,019	1,873,437
R.R. Donnelley & Sons Co.	108,940	1,952,205
Republic Services, Inc.	77,163	3,955,375
Robert Half International, Inc.	40,810	1,491,197
The Dun & Bradstreet Corp.	12,940	1,672,495
Tyco International plc	83,887	3,822,731
Verisk Analytics, Inc. *	16,000	1,364,480
Waste Management, Inc.	126,414	8,358,494
		33,718,126
Consumer Durables & Apparel 1.2%
Coach, Inc.	141,675	6,107,609
D.R. Horton, Inc.	35,700	1,173,816
Fossil Group, Inc. *	39,800	1,257,680
Garmin Ltd.	37,870	2,057,477
Hanesbrands, Inc.	37,300	994,418
Harman International Industries, Inc.	11,900	983,416
Hasbro, Inc.	28,241	2,294,017
Leggett & Platt, Inc.	38,517	2,024,839
Mattel, Inc.	143,335	4,784,522
Michael Kors Holdings Ltd. *	25,300	1,308,516
Mohawk Industries, Inc. *	8,835	1,845,985
Newell Brands, Inc.	56,403	2,958,901
NIKE, Inc., Class B	202,754	11,252,847
NVR, Inc. *	1,229	2,095,445
Polaris Industries, Inc. (a)	13,700	1,352,875
PulteGroup, Inc.	55,600	1,177,608
PVH Corp.	15,500	1,566,430
Ralph Lauren Corp.	29,620	2,905,426
Tupperware Brands Corp.	24,758	1,551,832
VF Corp.	58,480	3,650,906
Whirlpool Corp.	25,655	4,934,996
		58,279,561
Consumer Services 1.7%
Apollo Education Group, Inc. *	251,850	2,264,131
Aramark	42,600	1,527,210
Brinker International, Inc.	22,255	1,049,101
Carnival Corp.	105,210	4,915,411
Chipotle Mexican Grill, Inc. *	2,787	1,181,660
Darden Restaurants, Inc.	35,462	2,183,041
DeVry Education Group, Inc.	53,700	1,195,899
H&R Block, Inc.	64,465	1,533,622
Hilton Worldwide Holdings, Inc.	48,700	1,129,353
Security	Number of Shares	Value ($)
International Game Technology plc	15,900	332,310
Las Vegas Sands Corp.	71,800	3,636,670
Marriott International, Inc., Class A	28,189	2,021,151
McDonald's Corp.	253,288	29,799,333
MGM Resorts International *	75,315	1,806,054
Royal Caribbean Cruises Ltd.	27,029	1,957,981
Service Corp. International	40,500	1,122,660
Starbucks Corp.	105,480	6,123,114
Starwood Hotels & Resorts Worldwide, Inc.	34,670	2,706,340
Wyndham Worldwide Corp.	40,740	2,893,355
Wynn Resorts Ltd.	39,204	3,840,032
Yum! Brands, Inc.	80,730	7,218,877
		80,437,305
Diversified Financials 3.6%
Ally Financial, Inc.	257,800	4,650,712
American Express Co.	244,517	15,761,566
Ameriprise Financial, Inc.	47,834	4,584,410
Berkshire Hathaway, Inc., Class B *	308,726	44,539,900
BlackRock, Inc.	15,400	5,640,250
Capital One Financial Corp.	155,132	10,406,254
CME Group, Inc.	44,100	4,508,784
Discover Financial Services	114,122	6,486,694
FNFV Group *	30,900	368,637
Franklin Resources, Inc.	125,009	4,524,076
Intercontinental Exchange, Inc.	3,600	951,120
Invesco Ltd.	84,500	2,465,710
Legg Mason, Inc.	53,920	1,840,829
Leucadia National Corp.	77,000	1,406,020
Moody's Corp.	18,670	1,979,207
Morgan Stanley	187,383	5,383,514
Nasdaq, Inc.	24,683	1,746,569
Navient Corp.	63,800	905,960
Northern Trust Corp.	32,310	2,183,833
S&P Global, Inc.	42,168	5,152,930
SLM Corp. *	404,900	2,911,231
State Street Corp.	84,836	5,580,512
Synchrony Financial *	73,100	2,038,028
T. Rowe Price Group, Inc.	49,345	3,488,198
TD Ameritrade Holding Corp.	33,100	1,004,916
The Bank of New York Mellon Corp.	154,349	6,081,351
The Charles Schwab Corp. (b)	72,715	2,066,560
The Goldman Sachs Group, Inc.	155,409	24,680,503
Voya Financial, Inc.	41,600	1,066,208
		174,404,482
Energy 14.5%
Anadarko Petroleum Corp.	150,679	8,216,526
Apache Corp.	233,368	12,251,820
Baker Hughes, Inc.	177,586	8,493,938
Cabot Oil & Gas Corp.	45,800	1,129,886
California Resources Corp. (a)	112,663	1,155,922
Chesapeake Energy Corp. *	757,026	4,103,081
Chevron Corp.	1,329,612	136,258,638
Cimarex Energy Co.	13,045	1,565,661
Concho Resources, Inc. *	9,800	1,217,160
ConocoPhillips	1,063,582	43,415,417
CONSOL Energy, Inc.	187,335	3,630,552
Delek US Holdings, Inc.	68,500	857,620

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Denbury Resources, Inc.	574,000	1,664,600
Devon Energy Corp.	242,627	9,287,762
Diamond Offshore Drilling, Inc.	83,920	1,906,662
Energen Corp.	27,110	1,284,472
Ensco plc, Class A	236,000	2,164,120
EOG Resources, Inc.	83,701	6,838,372
EQT Corp.	21,600	1,573,776
Exxon Mobil Corp.	2,483,081	220,870,055
FMC Technologies, Inc. *	63,378	1,608,534
Halliburton Co.	329,770	14,397,758
Helmerich & Payne, Inc.	30,595	1,895,972
Hess Corp.	232,604	12,479,205
HollyFrontier Corp.	159,702	4,059,625
Kinder Morgan, Inc.	348,400	7,082,972
Marathon Oil Corp.	821,919	11,210,975
Marathon Petroleum Corp.	432,162	17,022,861
Murphy Oil Corp.	234,250	6,425,478
Nabors Industries Ltd.	275,000	2,475,000
National Oilwell Varco, Inc.	230,701	7,463,177
Newfield Exploration Co. *	38,507	1,667,353
Noble Corp. plc	220,800	1,629,504
Noble Energy, Inc.	89,470	3,195,868
Occidental Petroleum Corp.	297,300	22,217,229
Oceaneering International, Inc.	38,800	1,081,744
ONEOK, Inc.	76,920	3,445,247
Patterson-UTI Energy, Inc.	96,800	1,876,952
PBF Energy, Inc., Class A	34,600	772,964
Phillips 66	362,308	27,557,147
Pioneer Natural Resources Co.	12,900	2,097,153
QEP Resources, Inc.	123,442	2,246,644
Schlumberger Ltd.	355,110	28,593,457
Seadrill Ltd. *(a)	964,500	2,864,565
SM Energy Co.	40,500	1,098,765
Southwestern Energy Co. *	169,240	2,467,519
Spectra Energy Corp.	182,260	6,555,892
Superior Energy Services, Inc.	97,700	1,560,269
Tesoro Corp.	55,792	4,248,561
The Williams Cos., Inc.	174,409	4,180,584
Transocean Ltd.	462,200	5,079,578
Valero Energy Corp.	373,466	19,524,803
Weatherford International plc *	515,500	2,928,040
Western Refining, Inc.	36,700	765,195
Whiting Petroleum Corp. *	117,300	864,501
World Fuel Services Corp.	107,600	5,121,760
		707,648,891
Food & Staples Retailing 3.9%
Casey's General Stores, Inc.	12,712	1,697,560
Costco Wholesale Corp.	140,763	23,538,389
CVS Health Corp.	435,416	40,371,772
Sysco Corp.	247,739	12,830,403
The Kroger Co.	355,368	12,150,032
United Natural Foods, Inc. *	35,600	1,779,288
Wal-Mart Stores, Inc.	1,063,172	77,579,661
Walgreens Boots Alliance, Inc.	230,982	18,305,323
Whole Foods Market, Inc.	145,900	4,447,032
		192,699,460
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	316,016	21,394,283
Archer-Daniels-Midland Co.	464,374	20,933,980
Brown-Forman Corp., Class B	20,977	2,059,732
Bunge Ltd.	158,436	10,431,426
Campbell Soup Co.	29,830	1,857,514
ConAgra Foods, Inc.	105,220	4,920,087
Constellation Brands, Inc., Class A	10,920	1,797,760
Dr Pepper Snapple Group, Inc.	46,041	4,535,499
General Mills, Inc.	160,418	11,532,450
Hormel Foods Corp.	51,078	1,907,763
Ingredion, Inc.	20,100	2,678,124
Kellogg Co.	59,437	4,916,034
McCormick & Co., Inc. - Non Voting Shares	19,978	2,042,750
Mead Johnson Nutrition Co.	21,100	1,882,120
Molson Coors Brewing Co., Class B	22,080	2,255,693
Mondelez International, Inc., Class A	336,595	14,803,448
Monster Beverage Corp. *	9,100	1,461,733
PepsiCo, Inc.	334,463	36,429,710
Philip Morris International, Inc.	436,688	43,782,339
Reynolds American, Inc.	104,610	5,236,777
The Coca-Cola Co.	800,943	34,945,143
The Hershey Co.	24,512	2,714,949
The JM Smucker Co.	30,325	4,674,902
The Kraft Heinz Co.	66,374	5,734,050
Tyson Foods, Inc., Class A	122,515	9,017,104
		253,945,370
Health Care Equipment & Services 5.6%
Abbott Laboratories	286,163	12,805,794
Aetna, Inc.	109,991	12,672,063
AmerisourceBergen Corp.	63,667	5,423,792
Anthem, Inc.	181,650	23,857,911
Baxter International, Inc.	227,353	10,917,491
Becton, Dickinson & Co.	45,662	8,036,512
Boston Scientific Corp. *	124,565	3,024,438
C.R. Bard, Inc.	15,400	3,445,442
Cardinal Health, Inc.	152,967	12,788,041
Centene Corp. *	41,720	2,943,346
Cerner Corp. *	23,700	1,478,643
Cigna Corp.	33,309	4,295,529
Community Health Systems, Inc. *	118,362	1,511,483
Danaher Corp.	71,756	5,843,809
DaVita HealthCare Partners, Inc. *	28,420	2,203,687
DENTSPLY SIRONA, Inc.	27,235	1,744,129
Edwards Lifesciences Corp. *	11,100	1,271,172
Express Scripts Holding Co. *	231,407	17,603,131
HCA Holdings, Inc. *	118,974	9,176,465
Henry Schein, Inc. *	18,252	3,303,247
Humana, Inc.	57,170	9,864,684
IDEXX Laboratories, Inc. *	13,100	1,228,649
Intuitive Surgical, Inc. *	3,379	2,350,973
Laboratory Corp. of America Holdings *	18,099	2,525,896
LifePoint Health, Inc. *	17,830	1,055,179
Magellan Health, Inc. *	24,100	1,650,127
McKesson Corp.	80,617	15,684,844
MEDNAX, Inc. *	13,500	930,285
Medtronic plc	196,736	17,239,976

    3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Owens & Minor, Inc.	48,902	1,746,290
Patterson Cos., Inc.	28,975	1,430,206
Quest Diagnostics, Inc.	66,052	5,704,251
ResMed, Inc.	19,600	1,350,048
St. Jude Medical, Inc.	69,560	5,776,262
Stryker Corp.	49,418	5,746,325
Tenet Healthcare Corp. *	46,693	1,429,273
UnitedHealth Group, Inc.	282,796	40,496,387
Universal Health Services, Inc., Class B	15,448	2,000,979
Varian Medical Systems, Inc. *	24,903	2,359,310
WellCare Health Plans, Inc. *	17,200	1,836,960
Zimmer Biomet Holdings, Inc.	41,424	5,432,343
		272,185,372
Household & Personal Products 2.2%
Avon Products, Inc.	633,425	2,578,040
Church & Dwight Co., Inc.	18,300	1,797,792
Colgate-Palmolive Co.	180,168	13,409,904
Herbalife Ltd. *	29,000	1,972,290
Kimberly-Clark Corp.	73,001	9,457,279
Nu Skin Enterprises, Inc.	29,100	1,553,940
The Clorox Co.	19,220	2,519,165
The Estee Lauder Cos., Inc., Class A	26,034	2,418,559
The Procter & Gamble Co.	808,035	69,159,716
		104,866,685
Insurance 3.3%
Aflac, Inc.	118,698	8,579,491
Alleghany Corp. *	2,500	1,358,750
American Financial Group, Inc.	20,640	1,508,784
American International Group, Inc.	450,742	24,538,394
Aon plc	43,936	4,704,228
Arch Capital Group Ltd. *	28,775	2,089,928
Arthur J. Gallagher & Co.	25,800	1,269,102
Assurant, Inc.	34,955	2,901,615
Assured Guaranty Ltd.	42,200	1,130,538
Axis Capital Holdings Ltd.	43,350	2,409,393
Chubb Ltd.	104,738	13,119,482
Cincinnati Financial Corp.	30,980	2,314,206
CNO Financial Group, Inc.	59,000	1,024,830
Everest Re Group Ltd.	15,325	2,896,578
First American Financial Corp.	33,000	1,379,730
FNF Group	68,084	2,564,724
Genworth Financial, Inc., Class A *	513,200	1,467,752
Lincoln National Corp.	49,180	2,147,691
Loews Corp.	127,089	5,252,588
Marsh & McLennan Cos., Inc.	89,320	5,872,790
MetLife, Inc.	177,018	7,565,749
Principal Financial Group, Inc.	53,071	2,474,701
Prudential Financial, Inc.	85,137	6,409,965
Reinsurance Group of America, Inc.	21,600	2,143,800
RenaissanceRe Holdings Ltd.	18,225	2,141,802
The Allstate Corp.	124,143	8,482,691
The Hartford Financial Services Group, Inc.	122,227	4,870,746
The Progressive Corp.	198,245	6,444,945
The Travelers Cos., Inc.	195,972	22,775,866
Torchmark Corp.	34,965	2,163,285
Security	Number of Shares	Value ($)
Unum Group	87,825	2,934,233
W. R. Berkley Corp.	27,663	1,609,710
White Mountains Insurance Group Ltd.	1,729	1,420,062
XL Group Ltd.	66,585	2,304,507
		162,272,656
Materials 4.0%
Air Products & Chemicals, Inc.	36,085	5,391,821
Albemarle Corp.	28,685	2,414,416
Alcoa, Inc.	515,030	5,469,619
Allegheny Technologies, Inc. (a)	89,611	1,595,972
AptarGroup, Inc.	15,600	1,219,608
Ashland, Inc.	19,635	2,223,467
Avery Dennison Corp.	27,500	2,141,975
Ball Corp.	53,980	3,814,767
Bemis Co., Inc.	37,038	1,890,420
Cabot Corp.	25,400	1,236,726
Celanese Corp., Series A	25,000	1,585,500
CF Industries Holdings, Inc.	97,155	2,397,785
Commercial Metals Co.	95,545	1,580,314
Domtar Corp.	66,982	2,637,081
E.I. du Pont de Nemours & Co.	209,086	14,462,479
Eastman Chemical Co.	41,720	2,721,396
Ecolab, Inc.	27,991	3,313,575
FMC Corp.	38,680	1,838,847
Freeport-McMoRan, Inc.	1,540,440	19,964,102
Graphic Packaging Holding Co.	88,600	1,208,504
Huntsman Corp.	134,815	2,084,240
International Flavors & Fragrances, Inc.	11,335	1,510,389
International Paper Co.	166,193	7,613,301
LyondellBasell Industries N.V., Class A	163,680	12,318,557
Monsanto Co.	107,169	11,442,434
Newmont Mining Corp.	258,911	11,392,084
Nucor Corp.	145,616	7,810,842
Owens-Illinois, Inc. *	98,945	1,859,177
Packaging Corp. of America	18,021	1,345,988
PPG Industries, Inc.	56,500	5,916,115
Praxair, Inc.	71,795	8,366,989
Reliance Steel & Aluminum Co.	40,520	3,178,389
RPM International, Inc.	25,765	1,398,009
Sealed Air Corp.	21,300	1,004,934
Sonoco Products Co.	35,055	1,785,351
Steel Dynamics, Inc.	102,550	2,750,391
The Chemours Co.	83,300	774,690
The Dow Chemical Co.	316,468	16,984,838
The Mosaic Co.	220,931	5,965,137
The Sherwin-Williams Co.	8,265	2,477,268
The Valspar Corp.	18,550	1,975,018
United States Steel Corp.	165,604	4,552,454
Vulcan Materials Co.	12,123	1,503,010
WestRock Co.	43,007	1,845,430
		196,963,409

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 3.1%
CBS Corp., Class B - Non Voting Shares	161,321	8,424,183
Charter Communications, Inc. Class A *	51,106	12,003,266
Comcast Corp., Class A	449,457	30,225,983
Discovery Communications, Inc., Class A *	52,841	1,325,781
Discovery Communications, Inc., Class C *	113,367	2,782,026
DISH Network Corp., Class A *	34,935	1,866,228
News Corp., Class A	162,800	2,111,516
News Corp., Class B	17,500	235,200
Omnicom Group, Inc.	69,013	5,679,080
Scripps Networks Interactive, Inc., Class A	26,000	1,717,560
TEGNA, Inc.	81,130	1,776,747
The Interpublic Group of Cos., Inc.	92,905	2,142,389
The Walt Disney Co.	272,562	26,152,324
Thomson Reuters Corp.	100,257	4,221,822
Time Warner, Inc.	376,133	28,830,595
Time, Inc.	97,500	1,592,175
Twenty-First Century Fox, Inc., Class A	260,921	6,950,935
Twenty-First Century Fox, Inc., Class B	111,600	3,016,548
Viacom, Inc., Class B	258,698	11,762,998
		152,817,356
Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	156,722	10,379,698
Agilent Technologies, Inc.	57,336	2,758,435
Allergan plc *	6,240	1,578,408
Amgen, Inc.	139,923	24,070,954
Biogen, Inc. *	15,450	4,479,418
Bristol-Myers Squibb Co.	228,861	17,121,091
Celgene Corp. *	56,756	6,367,456
Eli Lilly & Co.	194,781	16,145,397
Gilead Sciences, Inc.	115,587	9,185,699
Johnson & Johnson	516,607	64,694,695
Merck & Co., Inc.	679,862	39,880,705
Mettler-Toledo International, Inc. *	4,300	1,768,203
Mylan N.V. *	58,475	2,736,045
Perrigo Co., plc	10,000	913,900
Pfizer, Inc.	1,675,304	61,801,964
Thermo Fisher Scientific, Inc.	37,045	5,884,228
Waters Corp. *	11,300	1,795,909
Zoetis, Inc.	36,300	1,832,061
		273,394,266
Real Estate 1.4%
American Capital Agency Corp.	91,400	1,790,526
American Tower Corp.	25,965	3,005,968
Annaly Capital Management, Inc.	364,161	3,998,488
AvalonBay Communities, Inc.	9,099	1,689,229
Boston Properties, Inc.	16,490	2,343,724
CBRE Group, Inc., Class A *	34,200	972,990
Corrections Corp. of America	57,000	1,826,850
Crown Castle International Corp.	17,680	1,715,490
Digital Realty Trust, Inc.	19,900	2,078,754
Security	Number of Shares	Value ($)
Duke Realty Corp.	41,700	1,200,543
Equity Residential	36,145	2,457,499
General Growth Properties, Inc.	59,700	1,907,415
HCP, Inc.	78,465	3,078,182
Hospitality Properties Trust	50,161	1,600,638
Host Hotels & Resorts, Inc.	147,178	2,610,938
Iron Mountain, Inc.	94,579	3,897,601
Jones Lang LaSalle, Inc.	8,300	908,601
Kimco Realty Corp.	51,960	1,667,916
Prologis, Inc.	44,100	2,403,009
Public Storage	10,130	2,420,260
Simon Property Group, Inc.	27,811	6,314,209
SL Green Realty Corp.	8,200	966,124
The Macerich Co.	14,997	1,338,332
Ventas, Inc.	49,678	3,783,476
Vornado Realty Trust	26,441	2,839,763
Welltower, Inc.	36,800	2,919,344
Weyerhaeuser Co.	210,674	6,893,253
		68,629,122
Retailing 4.8%
Abercrombie & Fitch Co., Class A	80,978	1,677,054
Advance Auto Parts, Inc.	9,845	1,672,272
Amazon.com, Inc. *	10,350	7,853,683
American Eagle Outfitters, Inc.	125,935	2,256,755
AutoNation, Inc. *	30,200	1,611,170
AutoZone, Inc. *	2,621	2,133,415
Bed Bath & Beyond, Inc.	124,005	5,574,025
Best Buy Co., Inc.	226,476	7,609,594
Big Lots, Inc.	42,265	2,247,653
CarMax, Inc. *	41,007	2,389,068
Chico's FAS, Inc.	96,700	1,161,367
Core-Mark Holding Co., Inc.	41,330	2,023,517
CST Brands, Inc.	66,900	2,991,768
Dick's Sporting Goods, Inc.	38,300	1,964,407
Dillard's, Inc., Class A	23,675	1,602,324
Dollar General Corp.	72,700	6,887,598
Dollar Tree, Inc. *	49,281	4,745,267
Expedia, Inc.	12,565	1,465,707
Foot Locker, Inc.	44,395	2,646,830
GameStop Corp., Class A	108,590	3,360,861
Genuine Parts Co.	46,800	4,784,832
GNC Holdings, Inc., Class A	34,900	712,309
Guess?, Inc.	62,300	917,056
J.C. Penney Co., Inc. *	244,910	2,365,831
Kohl's Corp.	208,845	8,685,864
L Brands, Inc.	47,920	3,541,288
Liberty Interactive Corp., QVC Group, Class A *	127,125	3,408,221
LKQ Corp. *	41,200	1,416,868
Lowe's Cos., Inc.	313,845	25,823,167
Macy's, Inc.	168,436	6,035,062
Murphy USA, Inc. *	55,600	4,261,184
Nordstrom, Inc. (a)	60,155	2,660,656
O'Reilly Automotive, Inc. *	14,030	4,077,539
Office Depot, Inc. *	239,200	827,632
Ross Stores, Inc.	61,780	3,819,857
Signet Jewelers Ltd.	14,300	1,257,113
Staples, Inc.	786,056	7,302,460
Target Corp.	312,283	23,524,278
The Gap, Inc.	199,575	5,147,039

    5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Home Depot, Inc.	277,543	38,367,544
The Priceline Group, Inc. *	2,784	3,760,655
The TJX Cos., Inc.	151,288	12,363,255
Tiffany & Co.	24,935	1,608,806
Tractor Supply Co.	22,400	2,052,960
Urban Outfitters, Inc. *	45,254	1,353,095
Williams-Sonoma, Inc.	31,145	1,684,322
		235,633,228
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	44,965	2,870,116
Applied Materials, Inc.	290,426	7,635,300
Broadcom Ltd.	21,288	3,448,230
Intel Corp.	1,773,376	61,819,887
KLA-Tencor Corp.	36,980	2,799,756
Lam Research Corp.	29,190	2,620,386
Linear Technology Corp.	35,455	2,126,945
Marvell Technology Group Ltd.	285,730	3,357,327
Maxim Integrated Products, Inc.	70,400	2,870,912
Microchip Technology, Inc.	35,080	1,951,851
Micron Technology, Inc. *	297,012	4,080,945
NVIDIA Corp.	63,037	3,599,413
QUALCOMM, Inc.	317,055	19,841,302
Skyworks Solutions, Inc.	11,900	785,638
Texas Instruments, Inc.	235,209	16,405,828
Xilinx, Inc.	46,920	2,396,674
		138,610,510
Software & Services 7.1%
Accenture plc, Class A	116,265	13,115,855
Activision Blizzard, Inc.	136,000	5,461,760
Adobe Systems, Inc. *	29,307	2,867,983
Akamai Technologies, Inc. *	22,400	1,131,872
Alliance Data Systems Corp. *	6,180	1,431,412
Alphabet, Inc., Class A *	16,789	13,285,807
Alphabet, Inc., Class C *	16,974	13,049,441
Amdocs Ltd.	41,600	2,427,776
Autodesk, Inc. *	21,300	1,266,285
Automatic Data Processing, Inc.	62,919	5,596,645
Booz Allen Hamilton Holding Corp.	43,700	1,349,456
Broadridge Financial Solutions, Inc.	22,700	1,536,336
CA, Inc.	107,205	3,714,653
CACI International, Inc., Class A *	13,424	1,279,710
Citrix Systems, Inc. *	23,563	2,100,170
Cognizant Technology Solutions Corp., Class A *	55,500	3,190,695
Computer Sciences Corp.	74,045	3,541,572
CSRA, Inc.	14,600	393,032
eBay, Inc. *	252,727	7,874,973
Electronic Arts, Inc. *	18,208	1,389,635
Facebook, Inc., Class A *	25,000	3,098,500
Fidelity National Information Services, Inc.	68,123	5,417,822
Fiserv, Inc. *	34,638	3,822,650
Global Payments, Inc.	20,400	1,523,064
IAC/InterActiveCorp	30,062	1,742,394
International Business Machines Corp.	462,701	74,319,035
Intuit, Inc.	38,922	4,319,953
Leidos Holdings, Inc. (a)	42,700	2,135,427
Security	Number of Shares	Value ($)
MasterCard, Inc., Class A	80,438	7,660,915
Microsoft Corp.	1,575,728	89,312,263
Oracle Corp.	764,644	31,380,990
Paychex, Inc.	48,859	2,896,361
PayPal Holdings, Inc. *	15,800	588,392
Symantec Corp.	262,845	5,369,923
Teradata Corp. *	65,200	1,850,376
The Western Union Co.	206,110	4,122,200
Total System Services, Inc.	22,470	1,144,172
Visa, Inc., Class A	153,112	11,950,392
Xerox Corp.	643,726	6,630,378
Yahoo! Inc. *	92,905	3,548,042
		348,838,317
Technology Hardware & Equipment 4.9%
Amphenol Corp., Class A	44,100	2,624,832
Anixter International, Inc. *	24,120	1,478,074
Apple, Inc.	831,557	86,656,555
Arrow Electronics, Inc. *	69,325	4,609,419
Avnet, Inc.	102,400	4,208,640
Brocade Communications Systems, Inc.	110,900	1,031,370
CDW Corp.	19,300	828,549
Cisco Systems, Inc.	1,266,451	38,664,749
Corning, Inc.	399,471	8,876,246
EMC Corp.	476,243	13,468,152
F5 Networks, Inc. *	10,300	1,271,226
FLIR Systems, Inc.	39,700	1,293,426
Harris Corp.	37,368	3,236,816
Hewlett Packard Enterprise Co.	195,400	4,107,308
HP, Inc.	2,255,891	31,605,033
Ingram Micro, Inc., Class A	165,251	5,658,194
Jabil Circuit, Inc.	124,995	2,543,648
Juniper Networks, Inc.	116,070	2,633,628
Keysight Technologies, Inc. *	44,200	1,292,408
Lexmark International, Inc., Class A	49,045	1,798,480
Motorola Solutions, Inc.	78,672	5,458,264
NCR Corp. *	36,900	1,216,593
NetApp, Inc.	98,530	2,596,266
Sanmina Corp. *	48,600	1,231,524
SYNNEX Corp.	15,695	1,577,818
Tech Data Corp. *	50,140	3,907,410
Vishay Intertechnology, Inc.	97,740	1,302,874
Western Digital Corp.	103,405	4,912,772
		240,090,274
Telecommunication Services 4.2%
AT&T, Inc.	2,734,754	118,387,501
CenturyLink, Inc.	417,807	13,135,852
Frontier Communications Corp.	717,598	3,731,510
Level 3 Communications, Inc. *	22,300	1,128,380
T-Mobile US, Inc. *	28,300	1,311,422
Telephone & Data Systems, Inc.	74,127	2,334,259
Verizon Communications, Inc.	1,188,349	65,846,418
		205,875,342
Transportation 1.9%
Alaska Air Group, Inc.	17,900	1,203,238
American Airlines Group, Inc.	40,200	1,427,100
Avis Budget Group, Inc. *	70,790	2,600,117

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
C.H. Robinson Worldwide, Inc.	55,144	3,839,125
CSX Corp.	358,933	10,168,572
Delta Air Lines, Inc.	28,200	1,092,750
Expeditors International of Washington, Inc.	60,825	3,006,580
FedEx Corp.	105,133	17,021,033
Hertz Global Holdings, Inc. *	58,360	2,840,965
JB Hunt Transport Services, Inc.	19,145	1,591,524
JetBlue Airways Corp. *	58,000	1,063,140
Kansas City Southern	13,687	1,315,457
Norfolk Southern Corp.	88,779	7,970,578
Ryder System, Inc.	30,120	1,984,908
Southwest Airlines Co.	24,300	899,343
Union Pacific Corp.	216,435	20,139,277
United Parcel Service, Inc., Class B	123,141	13,311,542
		91,475,249
Utilities 4.4%
AES Corp.	521,440	6,439,784
Alliant Energy Corp.	60,150	2,421,038
Ameren Corp.	88,490	4,640,416
American Electric Power Co., Inc.	152,301	10,554,459
American Water Works Co., Inc.	31,000	2,559,980
Atmos Energy Corp.	26,260	2,095,285
Calpine Corp. *	209,550	2,879,217
CenterPoint Energy, Inc.	196,570	4,701,954
CMS Energy Corp.	76,305	3,447,460
Consolidated Edison, Inc.	100,202	8,024,176
Dominion Resources, Inc.	138,180	10,780,804
DTE Energy Co.	55,530	5,415,286
Duke Energy Corp.	180,377	15,438,467
Edison International	90,976	7,039,723
Entergy Corp.	102,170	8,315,616
Eversource Energy	67,115	3,925,556
Exelon Corp.	447,573	16,685,522
FirstEnergy Corp.	227,265	7,936,094
Great Plains Energy, Inc.	49,870	1,485,129
MDU Resources Group, Inc.	92,358	2,221,210
National Fuel Gas Co.	23,245	1,313,575
NextEra Energy, Inc.	91,759	11,771,762
NiSource, Inc.	133,735	3,431,640
NRG Energy, Inc.	289,382	4,005,047
OGE Energy Corp.	66,684	2,145,224
PG&E Corp.	145,911	9,329,549
Pinnacle West Capital Corp.	35,985	2,838,137
PPL Corp.	197,575	7,450,553
Public Service Enterprise Group, Inc.	180,022	8,282,812
SCANA Corp.	40,559	3,039,492
Sempra Energy	57,015	6,378,838
The Southern Co.	274,506	14,686,071
Security	Number of Shares	Value ($)
UGI Corp.	48,880	2,212,309
Vectren Corp.	28,600	1,479,478
WEC Energy Group, Inc.	51,386	3,335,465
Westar Energy, Inc.	36,070	2,004,410
Xcel Energy, Inc.	148,185	6,517,176
		217,228,714
Total Common Stock
(Cost $3,866,862,951)		4,881,478,508

Other Investment Companies 0.2% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (c)	1,165,090	1,165,090
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	10,831,250	10,831,250
Total Other Investment Companies
(Cost $11,996,340)		11,996,340

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $3,889,615,007 and the unrealized appreciation and depreciation were $1,160,115,709 and ($156,255,868), respectively, with a net unrealized appreciation of $1,003,859,841.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,489,265.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	100	10,841,000	622,057

    7

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,881,478,508	$—	$—	$4,881,478,508
Other Investment Companies[1]	11,996,340	—	—	11,996,340
Total	$4,893,474,848	$—	$—	$4,893,474,848
Other Financial Instruments
Futures Contracts[2]	$622,057	$—	$—	$622,057
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
8

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	1,092,914,298	1,372,603,775
0.0%	Rights	266,856	317,100
4.8%	Other Investment Companies	66,999,941	66,999,941
103.8%	Total Investments	1,160,181,095	1,439,920,816
(3.8%)	Other Assets and Liabilities, Net		(53,271,822)
100.0%	Net Assets		1,386,648,994

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	53,400	929,694
Cooper Tire & Rubber Co.	75,800	2,500,642
Cooper-Standard Holding, Inc. *	17,200	1,514,460
Dorman Products, Inc. *	13,500	859,950
Drew Industries, Inc.	17,895	1,639,361
Gentex Corp.	153,100	2,705,277
Standard Motor Products, Inc.	22,500	943,650
Superior Industries International, Inc.	10,500	320,880
Tenneco, Inc. *	50,900	2,876,868
Tower International, Inc.	25,600	590,848
		14,881,630
Banks 5.0%
Associated Banc-Corp.	84,600	1,573,560
Astoria Financial Corp.	57,300	840,591
BancorpSouth, Inc.	39,600	943,272
Bank of Hawaii Corp.	30,000	2,067,600
Bank of the Ozarks, Inc.	14,600	525,454
BankUnited, Inc.	45,100	1,353,902
BOK Financial Corp.	17,200	1,121,956
Capitol Federal Financial, Inc.	114,686	1,625,101
Cathay General Bancorp	22,600	677,548
Columbia Banking System, Inc.	7,000	212,240
Commerce Bancshares, Inc.	47,568	2,249,491
Community Bank System, Inc.	19,300	851,709
Cullen/Frost Bankers, Inc.	30,400	2,063,856
CVB Financial Corp.	45,080	741,566
East West Bancorp, Inc.	61,300	2,097,686
EverBank Financial Corp.	65,300	1,172,788
F.N.B. Corp.	89,400	1,068,330
First Citizens BancShares, Inc., Class A	4,600	1,194,988
Security	Number of Shares	Value ($)
First Financial Bancorp	58,900	1,255,159
First Financial Bankshares, Inc. (a)	19,700	673,149
First Horizon National Corp.	188,100	2,738,736
First Republic Bank	35,100	2,515,617
FirstMerit Corp.	79,601	1,689,929
Fulton Financial Corp.	113,500	1,549,275
Glacier Bancorp, Inc.	33,480	923,378
Great Western Bancorp, Inc.	28,600	948,662
Hancock Holding Co.	53,500	1,550,965
IBERIABANK Corp.	13,700	855,839
International Bancshares Corp.	37,000	1,014,540
Investors Bancorp, Inc.	20,000	227,200
MB Financial, Inc.	25,145	965,317
National Bank Holdings Corp., Class A	10,100	202,303
NBT Bancorp, Inc.	24,555	732,230
Northwest Bancshares, Inc.	96,492	1,438,696
Ocwen Financial Corp. *	334,400	668,800
Old National Bancorp	52,825	695,177
PacWest Bancorp	17,900	740,165
Park National Corp.	2,500	223,800
Popular, Inc.	114,200	3,847,398
PrivateBancorp, Inc.	19,000	839,800
Prosperity Bancshares, Inc.	24,900	1,272,141
Provident Financial Services, Inc.	10,000	201,500
Signature Bank *	7,410	890,978
SVB Financial Group *	13,100	1,315,502
Synovus Financial Corp.	49,500	1,506,780
TCF Financial Corp.	112,200	1,524,798
Texas Capital Bancshares, Inc. *	3,400	165,036
Trustmark Corp.	51,900	1,354,590
UMB Financial Corp.	17,101	947,566
Umpqua Holdings Corp.	60,500	921,415
United Bankshares, Inc.	25,795	987,948
Valley National Bancorp	191,100	1,733,277
Walter Investment Management Corp. *(a)	130,700	375,109
Washington Federal, Inc.	69,400	1,735,000
Webster Financial Corp.	37,400	1,344,904
Westamerica Bancorp (a)	18,970	892,349
Wintrust Financial Corp.	19,640	1,036,992
Zions Bancorp	97,600	2,721,088
		69,604,746
Capital Goods 12.1%
A.O. Smith Corp.	25,800	2,396,562
AAR Corp.	74,480	1,799,437
Actuant Corp., Class A	72,800	1,729,000
Acuity Brands, Inc.	9,800	2,571,814
Aegion Corp. *	47,715	979,112
Air Lease Corp.	31,200	898,872
Aircastle Ltd.	51,800	1,150,996
Albany International Corp., Class A	22,200	939,726
Allegion plc	27,900	2,019,681
Allison Transmission Holdings, Inc.	101,100	2,913,702

    1

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Altra Industrial Motion Corp.	7,100	201,640
Apogee Enterprises, Inc.	16,595	775,816
Applied Industrial Technologies, Inc.	64,120	3,010,434
Astec Industries, Inc.	21,150	1,274,922
AZZ, Inc.	12,700	788,416
B/E Aerospace, Inc.	45,100	2,157,359
Babcock & Wilcox Enterprises, Inc. *	13,800	211,968
Barnes Group, Inc.	40,865	1,550,009
Beacon Roofing Supply, Inc. *	45,380	2,133,768
Briggs & Stratton Corp.	82,900	1,884,317
BWX Technologies, Inc.	95,800	3,526,398
Chart Industries, Inc. *	43,510	1,306,170
CIRCOR International, Inc.	17,790	1,012,963
CLARCOR, Inc.	34,925	2,174,430
Colfax Corp. *	48,500	1,423,960
Comfort Systems USA, Inc.	32,400	984,312
Crane Co.	40,900	2,548,070
Cubic Corp.	29,790	1,216,624
Curtiss-Wright Corp.	29,800	2,651,902
DigitalGlobe, Inc. *	41,300	1,113,448
Donaldson Co., Inc.	100,200	3,620,226
DXP Enterprises, Inc. *	11,800	196,352
Dycom Industries, Inc. *	14,670	1,379,714
Encore Wire Corp.	37,240	1,397,617
EnerSys	45,500	2,836,925
EnPro Industries, Inc.	16,570	758,078
ESCO Technologies, Inc.	19,700	834,295
Esterline Technologies Corp. *	28,400	1,727,572
Federal Signal Corp.	15,000	197,250
Franklin Electric Co., Inc.	33,260	1,287,827
GATX Corp.	56,400	2,522,772
Generac Holdings, Inc. *	74,000	2,796,460
General Cable Corp.	227,100	3,345,183
Graco, Inc.	23,340	1,727,393
Granite Construction, Inc.	43,400	2,160,452
Griffon Corp.	46,100	790,154
H&E Equipment Services, Inc.	51,820	964,888
Harsco Corp.	333,000	3,260,070
HD Supply Holdings, Inc. *	43,300	1,567,027
HEICO Corp.	14,612	1,015,680
HEICO Corp., Class A	2,800	161,476
Hexcel Corp.	46,185	1,993,806
Hillenbrand, Inc.	47,700	1,543,095
Hyster-Yale Materials Handling, Inc.	14,800	944,092
Kaman Corp.	31,180	1,345,729
Kennametal, Inc.	137,200	3,410,792
KLX, Inc. *	60,400	1,950,920
Lennox International, Inc.	21,400	3,355,520
Lindsay Corp. (a)	10,300	722,648
Masco Corp.	96,300	3,513,024
Masonite International Corp. *	17,800	1,242,974
MasTec, Inc. *	101,310	2,477,029
Meritor, Inc. *	18,000	150,840
Moog, Inc., Class A *	40,300	2,219,321
MRC Global, Inc. *	216,600	2,865,618
MSC Industrial Direct Co., Inc., Class A	42,800	3,074,324
Mueller Industries, Inc.	94,300	3,209,972
Mueller Water Products, Inc., Class A	20,200	239,572
MYR Group, Inc. *	31,200	769,704
National Presto Industries, Inc.	2,300	205,942
Security	Number of Shares	Value ($)
Nordson Corp.	30,150	2,661,943
Orbital ATK, Inc.	24,100	2,099,592
Primoris Services Corp.	38,300	691,315
Quanex Building Products Corp.	40,750	814,593
Raven Industries, Inc.	41,530	862,163
RBC Bearings, Inc. *	9,300	707,079
Regal Beloit Corp.	52,800	3,221,328
Rexnord Corp. *	70,300	1,496,687
Rush Enterprises, Inc., Class A *	57,460	1,320,431
Simpson Manufacturing Co., Inc.	27,585	1,125,468
Spirit AeroSystems Holdings, Inc., Class A *	61,000	2,646,180
SPX Corp. *	233,300	3,532,162
SPX FLOW, Inc. *	18,500	504,680
Standex International Corp.	8,000	710,400
Teledyne Technologies, Inc. *	23,300	2,446,500
Tennant Co.	16,280	1,043,222
Textainer Group Holdings Ltd. (a)	11,900	141,372
The Greenbrier Cos., Inc. (a)	28,920	949,444
The Middleby Corp. *	11,824	1,423,373
The Toro Co.	33,520	3,082,164
Titan International, Inc.	153,775	1,016,453
Titan Machinery, Inc. *	56,100	628,881
TriMas Corp. *	51,900	927,453
Tutor Perini Corp. *	101,600	2,552,192
Universal Forest Products, Inc.	27,670	2,991,680
USG Corp. *	5,500	154,880
Wabash National Corp. *	16,600	240,368
Wabtec Corp.	34,020	2,330,370
Watsco, Inc.	19,545	2,815,262
Watts Water Technologies, Inc., Class A	25,755	1,592,947
Woodward, Inc.	43,200	2,528,928
		168,387,671
Commercial & Professional Supplies 4.9%
ABM Industries, Inc.	98,700	3,672,627
ACCO Brands Corp. *	132,300	1,487,052
Brady Corp., Class A	66,100	2,124,454
CBIZ, Inc. *	19,800	214,038
CEB, Inc.	11,670	700,667
Clean Harbors, Inc. *	43,630	2,243,455
Copart, Inc. *	78,600	3,964,584
Covanta Holding Corp.	132,000	2,114,640
Deluxe Corp.	39,000	2,636,010
Ennis, Inc.	10,400	180,128
Essendant, Inc.	98,600	1,975,944
FTI Consulting, Inc. *	64,700	2,771,748
G&K Services, Inc., Class A	15,690	1,258,495
Healthcare Services Group, Inc.	38,055	1,476,914
Herman Miller, Inc.	42,310	1,386,499
HNI Corp.	42,000	2,189,460
Huron Consulting Group, Inc. *	12,261	753,684
ICF International, Inc. *	24,900	1,030,362
Insperity, Inc.	18,260	1,433,227
Interface, Inc.	45,185	807,004
KAR Auction Services, Inc.	63,700	2,724,449
Kelly Services, Inc., Class A	147,400	3,017,278
Kforce, Inc.	42,400	757,264
Knoll, Inc.	33,100	835,775
Korn/Ferry International	28,630	658,776

2

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Matthews International Corp., Class A	22,515	1,353,377
McGrath RentCorp	30,825	982,393
Mobile Mini, Inc.	19,600	637,196
MSA Safety, Inc.	22,925	1,281,049
Navigant Consulting, Inc. *	57,425	1,131,847
On Assignment, Inc. *	21,600	798,120
Quad Graphics, Inc.	157,600	3,996,736
Resources Connection, Inc.	58,160	866,584
Rollins, Inc.	32,133	905,508
Steelcase, Inc., Class A	99,400	1,441,300
Stericycle, Inc. *	25,400	2,292,858
Team, Inc. *	22,500	621,225
Tetra Tech, Inc.	63,495	2,090,890
The Brink's Co.	75,200	2,468,064
TrueBlue, Inc. *	49,330	1,101,539
UniFirst Corp.	11,905	1,391,456
Viad Corp.	31,665	1,102,575
West Corp.	54,800	1,211,628
		68,088,879
Consumer Durables & Apparel 2.6%
Arctic Cat, Inc.	39,200	611,912
Brunswick Corp.	38,800	1,925,256
CalAtlantic Group, Inc.	5,500	199,155
Carter's, Inc.	30,700	3,108,375
Columbia Sportswear Co.	16,760	959,510
Crocs, Inc. *	113,360	1,284,369
Deckers Outdoor Corp. *	43,450	2,868,135
Ethan Allen Interiors, Inc.	5,300	184,069
G-III Apparel Group Ltd. *	24,800	992,744
Helen of Troy Ltd. *	14,930	1,487,177
Iconix Brand Group, Inc. *	164,500	1,184,400
KB Home	14,200	222,940
La-Z-Boy, Inc.	52,920	1,599,242
Lennar Corp., Class A	52,800	2,471,040
lululemon athletica, Inc. *	30,200	2,345,030
M.D.C. Holdings, Inc.	40,600	1,068,592
Meritage Homes Corp. *	22,200	807,858
Oxford Industries, Inc.	9,700	554,646
Skechers U.S.A., Inc., Class A *	42,735	1,026,495
Smith & Wesson Holding Corp. *	35,100	1,033,695
Steven Madden Ltd. *	42,622	1,492,622
Sturm, Ruger & Co., Inc.	15,100	1,026,800
Tempur Sealy International, Inc. *	31,215	2,360,790
Toll Brothers, Inc. *	39,100	1,095,191
Under Armour, Inc., Class A *(a)	21,660	854,704
Under Armour, Inc., Class C *	18,188	649,312
Unifi, Inc. *	6,700	181,101
Vista Outdoor, Inc. *	7,900	395,395
Wolverine World Wide, Inc.	69,580	1,704,014
		35,694,569
Consumer Services 4.3%
BJ's Restaurants, Inc. *	4,800	186,432
Bloomin' Brands, Inc.	84,800	1,524,704
Bob Evans Farms, Inc.	51,255	1,885,159
Boyd Gaming Corp. *	34,600	678,506
Bright Horizons Family Solutions, Inc. *	4,200	281,694
Security	Number of Shares	Value ($)
Buffalo Wild Wings, Inc. *	7,000	1,175,720
Caesars Entertainment Corp. *(a)	119,800	826,620
Capella Education Co.	21,100	1,263,257
Career Education Corp. *	344,700	2,381,877
Choice Hotels International, Inc.	27,140	1,310,591
Churchill Downs, Inc.	5,000	655,650
Cracker Barrel Old Country Store, Inc. (a)	11,520	1,813,363
DineEquity, Inc.	13,030	1,060,251
Domino's Pizza, Inc.	15,200	2,238,960
Dunkin' Brands Group, Inc.	41,000	1,857,710
Extended Stay America, Inc.	11,600	164,256
Graham Holdings Co., Class B	7,200	3,623,328
Grand Canyon Education, Inc. *	16,900	710,814
Houghton Mifflin Harcourt Co. *	53,100	900,045
Hyatt Hotels Corp., Class A *	18,800	948,272
International Speedway Corp., Class A	21,150	714,235
Interval Leisure Group, Inc.	12,400	222,952
Jack in the Box, Inc.	28,700	2,536,793
K12, Inc. *	61,700	763,846
La Quinta Holdings, Inc. *	51,400	635,818
Marriott Vacations Worldwide Corp.	17,700	1,350,510
Norwegian Cruise Line Holdings Ltd. *	31,000	1,320,600
Panera Bread Co., Class A *	15,775	3,459,773
Papa John's International, Inc.	11,020	814,929
Penn National Gaming, Inc. *	117,100	1,758,842
Red Robin Gourmet Burgers, Inc. *	14,980	724,433
Regis Corp. *	118,500	1,592,640
Ruby Tuesday, Inc. *	196,350	793,254
SeaWorld Entertainment, Inc.	112,200	1,727,880
ServiceMaster Global Holdings, Inc. *	6,300	238,329
Six Flags Entertainment Corp.	31,300	1,765,007
Sotheby's (a)	42,520	1,377,223
Strayer Education, Inc. *	33,200	1,517,904
Texas Roadhouse, Inc.	42,110	1,988,434
The Cheesecake Factory, Inc.	48,735	2,521,061
The Wendy's Co.	275,000	2,656,500
Vail Resorts, Inc.	11,460	1,639,582
Weight Watchers International, Inc. *(a)	179,092	2,136,568
		59,744,322
Diversified Financials 3.4%
Affiliated Managers Group, Inc. *	14,900	2,187,022
BGC Partners, Inc., Class A	93,800	832,006
Cash America International, Inc.	29,405	1,260,004
CBOE Holdings, Inc.	31,100	2,139,680
Credit Acceptance Corp. *(a)	4,500	813,015
E*TRADE Financial Corp. *	94,500	2,370,060
Eaton Vance Corp.	83,200	3,145,792
Evercore Partners, Inc., Class A	15,700	795,519
EZCORP, Inc., Class A *	242,100	2,193,426
FactSet Research Systems, Inc.	12,365	2,126,286
Federated Investors, Inc., Class B	88,000	2,778,160
First Cash Financial Services, Inc.	23,290	1,195,010
Greenhill & Co., Inc.	50,435	1,000,126
Janus Capital Group, Inc.	71,800	1,084,180
KCG Holdings, Inc., Class A *	13,200	199,716

    3

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lazard Ltd., Class A	47,300	1,690,502
LPL Financial Holdings, Inc. (a)	88,200	2,376,990
MarketAxess Holdings, Inc.	5,700	921,462
Morningstar, Inc.	9,600	811,968
MSCI, Inc.	26,300	2,262,852
Nelnet, Inc., Class A	27,240	1,100,768
OneMain Holdings, Inc. *	28,600	824,824
PRA Group, Inc. *	27,900	777,294
Raymond James Financial, Inc.	52,100	2,860,290
Santander Consumer USA Holdings, Inc. *	161,600	1,775,984
SEI Investments Co.	60,200	2,709,000
Stifel Financial Corp. *	25,560	903,546
Waddell & Reed Financial, Inc., Class A	99,800	1,822,348
World Acceptance Corp. *	42,560	1,849,658
		46,807,488
Energy 4.0%
Alon USA Energy, Inc.	106,800	755,076
Antero Resources Corp. *	10,500	274,995
Archrock, Inc.	237,700	2,117,907
Atwood Oceanics, Inc.	157,500	1,682,100
Bill Barrett Corp. *	266,600	1,591,602
Bristow Group, Inc.	103,800	1,122,078
CARBO Ceramics, Inc. (a)	70,280	990,948
Carrizo Oil & Gas, Inc. *	5,200	170,560
Continental Resources, Inc. *	29,300	1,290,665
CVR Energy, Inc. (a)	44,900	664,520
Dril-Quip, Inc. *	23,185	1,261,960
EP Energy Corp., Class A *(a)	31,500	131,355
Forum Energy Technologies, Inc. *	68,800	1,123,504
Golar LNG Ltd.	56,100	951,456
Green Plains, Inc.	90,500	2,052,540
Gulfport Energy Corp. *	6,300	183,267
Helix Energy Solutions Group, Inc. *	241,500	1,917,510
Hornbeck Offshore Services, Inc. *	72,080	575,198
Laredo Petroleum, Inc. *	16,000	160,320
Matrix Service Co. *	37,300	618,061
McDermott International, Inc. *	567,500	2,939,650
Newpark Resources, Inc. *	213,340	1,348,309
Nordic American Tankers Ltd. (a)	44,285	544,705
Oasis Petroleum, Inc. *	114,700	871,720
Oil States International, Inc. *	77,600	2,399,392
PDC Energy, Inc. *	12,255	671,206
Pioneer Energy Services Corp. *	334,300	1,053,045
Range Resources Corp.	86,800	3,498,908
Renewable Energy Group, Inc. *	116,000	1,131,000
REX American Resources Corp. *	2,800	184,240
Rowan Cos. plc, Class A	149,000	2,270,760
RPC, Inc. *	74,300	1,076,607
SEACOR Holdings, Inc. *	46,300	2,616,876
SemGroup Corp., Class A	36,200	1,048,352
Ship Finance International Ltd. (a)	57,300	865,230
Targa Resources Corp.	61,100	2,276,586
Teekay Corp. (a)	114,600	710,520
Tesco Corp.	94,200	622,662
TETRA Technologies, Inc. *	129,460	778,055
Tidewater, Inc. (a)	330,200	1,409,954
Unit Corp. *	176,500	2,206,250
US Silica Holdings, Inc.	31,100	1,072,017
Security	Number of Shares	Value ($)
W&T Offshore, Inc. *	341,700	679,983
WPX Energy, Inc. *	434,200	4,337,658
		56,249,307
Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	32,400	1,258,092
Performance Food Group Co. *	12,500	343,000
PriceSmart, Inc.	13,940	1,085,647
Rite Aid Corp. *	322,100	2,254,700
SpartanNash, Co.	71,600	2,255,400
Sprouts Farmers Market, Inc. *	38,700	895,131
SUPERVALU, Inc. *	339,600	1,657,248
The Andersons, Inc.	63,537	2,349,598
		12,098,816
Food, Beverage & Tobacco 2.5%
B&G Foods, Inc.	29,200	1,506,428
Cal-Maine Foods, Inc. (a)	22,100	925,990
Darling Ingredients, Inc. *	150,020	2,367,316
Dean Foods Co.	90,700	1,674,322
Flowers Foods, Inc.	138,950	2,555,290
Fresh Del Monte Produce, Inc.	58,300	3,314,355
J&J Snack Foods Corp.	8,935	1,086,585
Lancaster Colony Corp.	14,965	1,944,851
Pilgrim's Pride Corp.	57,100	1,327,575
Pinnacle Foods, Inc.	46,800	2,349,828
Sanderson Farms, Inc.	31,600	2,767,844
Snyder's-Lance, Inc.	42,788	1,465,917
The Boston Beer Co., Inc., Class A *	3,800	694,944
The Hain Celestial Group, Inc. *	29,140	1,538,301
The WhiteWave Foods Co. *	40,500	2,247,345
TreeHouse Foods, Inc. *	23,085	2,382,141
Universal Corp.	53,800	3,190,878
Vector Group Ltd.	46,589	1,029,151
		34,369,061
Health Care Equipment & Services 3.6%
Air Methods Corp. *	25,400	845,566
Alere, Inc. *	31,700	1,188,750
Align Technology, Inc. *	11,800	1,051,970
Allscripts Healthcare Solutions, Inc. *	202,000	2,852,240
Amedisys, Inc. *	20,170	1,080,104
Amsurg Corp. *	16,525	1,239,540
Analogic Corp.	9,165	770,043
Brookdale Senior Living, Inc. *	95,700	1,767,579
Chemed Corp.	15,795	2,324,076
CONMED Corp.	21,695	881,685
Envision Healthcare Holdings, Inc. *	86,700	2,131,953
Haemonetics Corp. *	32,500	985,400
Halyard Health, Inc. *	80,500	2,784,495
HealthSouth Corp.	50,900	2,191,245
Hill-Rom Holdings, Inc.	43,300	2,313,519
HMS Holdings Corp. *	10,200	202,776
Hologic, Inc. *	11,900	458,031
IMS Health Holdings, Inc. *	42,000	1,260,840
Integer Holdings Corp. *	16,500	366,465
Invacare Corp.	98,065	1,129,709
Kindred Healthcare, Inc.	189,222	2,319,862
LHC Group, Inc. *	4,100	185,566

4

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Masimo Corp. *	25,200	1,334,844
Molina Healthcare, Inc. *	30,357	1,724,581
PharMerica Corp. *	50,440	1,339,686
Quality Systems, Inc.	58,700	720,836
Select Medical Holdings Corp. *	175,900	2,022,850
Team Health Holdings, Inc. *	17,400	710,616
Teleflex, Inc.	15,800	2,848,898
The Cooper Cos., Inc.	16,300	2,974,261
Triple-S Management Corp., Class B *	57,300	1,423,905
VCA, Inc. *	35,200	2,511,168
West Pharmaceutical Services, Inc.	25,580	2,053,563
		49,996,622
Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	17,500	398,825
Edgewell Personal Care Co. *	52,400	4,433,564
Energizer Holdings, Inc.	13,300	685,349
HRG Group, Inc. *	22,000	327,580
Spectrum Brands Holdings, Inc.	8,700	1,120,299
WD-40 Co.	7,415	852,577
		7,818,194
Insurance 3.9%
Allied World Assurance Co. Holdings AG	84,100	3,447,259
Ambac Financial Group, Inc. *	113,900	2,070,702
American Equity Investment Life Holding Co.	91,415	1,456,241
American National Insurance Co.	2,200	251,570
AmTrust Financial Services, Inc.	23,700	565,719
Argo Group International Holdings Ltd.	26,470	1,373,528
Aspen Insurance Holdings Ltd.	67,600	3,106,896
Brown & Brown, Inc.	59,800	2,192,268
CNA Financial Corp.	21,900	697,077
Employers Holdings, Inc.	37,000	1,055,240
Endurance Specialty Holdings Ltd.	47,396	3,205,391
Erie Indemnity Co., Class A	7,000	683,830
Horace Mann Educators Corp.	23,090	789,216
Infinity Property & Casualty Corp.	13,165	1,080,057
James River Group Holdings Ltd.	5,200	175,032
Kemper Corp.	75,100	2,573,677
Maiden Holdings Ltd.	48,600	678,942
Markel Corp. *	3,082	2,924,048
MBIA, Inc. *	245,300	2,070,332
Mercury General Corp.	32,600	1,805,062
Old Republic International Corp.	192,100	3,722,898
Primerica, Inc.	64,000	3,296,640
ProAssurance Corp.	43,600	2,252,376
RLI Corp.	29,400	2,004,198
Safety Insurance Group, Inc.	17,005	1,083,219
Selective Insurance Group, Inc.	29,900	1,170,884
Stewart Information Services Corp.	32,400	1,387,044
The Hanover Insurance Group, Inc.	32,800	2,700,752
Validus Holdings Ltd.	85,300	4,216,379
		54,036,477
Security	Number of Shares	Value ($)
Materials 7.8%
A. Schulman, Inc.	52,133	1,528,018
AK Steel Holding Corp. *	38,600	253,216
Axalta Coating Systems Ltd. *	38,900	1,110,595
Axiall Corp.	131,824	4,304,053
Berry Plastics Group, Inc. *	50,900	2,086,900
Boise Cascade Co. *	68,000	1,847,560
Calgon Carbon Corp.	49,200	678,960
Carpenter Technology Corp.	57,600	2,260,800
Century Aluminum Co. *	114,200	866,778
Chemtura Corp. *	84,500	2,373,605
Clearwater Paper Corp. *	33,360	2,098,678
Cliffs Natural Resources, Inc. *(a)	2,213,800	17,511,158
Compass Minerals International, Inc.	24,430	1,700,084
Crown Holdings, Inc. *	65,800	3,485,426
Eagle Materials, Inc.	14,570	1,223,151
Ferro Corp. *	54,130	701,525
Greif, Inc., Class A	72,600	2,913,438
H.B. Fuller Co.	41,680	1,940,621
Hecla Mining Co.	282,100	1,830,829
Innophos Holdings, Inc.	37,450	1,612,597
Innospec, Inc.	17,280	868,666
Kaiser Aluminum Corp.	20,880	1,729,908
KapStone Paper & Packaging Corp.	72,700	1,038,156
Koppers Holdings, Inc. *	44,860	1,418,473
Kraton Performance Polymers, Inc. *	49,500	1,480,545
Louisiana-Pacific Corp. *	70,300	1,420,060
Martin Marietta Materials, Inc.	18,200	3,688,230
Materion Corp.	41,660	1,100,241
Minerals Technologies, Inc.	27,120	1,769,851
Neenah Paper, Inc.	10,600	799,558
NewMarket Corp.	6,295	2,693,882
Olin Corp.	127,400	2,662,660
P.H. Glatfelter Co.	83,645	1,728,106
Platform Specialty Products Corp. *	23,900	219,880
PolyOne Corp.	67,300	2,360,211
Quaker Chemical Corp.	8,700	832,242
Royal Gold, Inc.	16,600	1,403,364
Schnitzer Steel Industries, Inc., Class A	146,810	2,861,327
Schweitzer-Mauduit International, Inc.	33,772	1,276,919
Sensient Technologies Corp.	35,300	2,606,199
Silgan Holdings, Inc.	48,600	2,409,588
Southern Copper Corp.	138,600	3,602,214
Stepan Co.	27,130	1,744,730
Stillwater Mining Co. *	74,070	1,133,271
SunCoke Energy, Inc.	214,200	1,634,346
The Scotts Miracle-Gro Co., Class A	34,900	2,573,875
TimkenSteel Corp.	58,200	583,164
Trinseo S.A.	5,400	268,866
Tronox Ltd., Class A	262,600	1,704,274
W.R. Grace & Co.	19,400	1,452,478
Westlake Chemical Corp.	32,800	1,500,272
Worthington Industries, Inc.	65,700	2,911,167
		107,804,715

    5

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 2.1%
AMC Networks, Inc., Class A *	17,200	952,192
Cable One, Inc.	650	340,522
Cinemark Holdings, Inc.	90,200	3,391,520
DreamWorks Animation SKG, Inc., Class A *	44,400	1,819,068
Gannett Co., Inc.	50,800	648,208
John Wiley & Sons, Inc., Class A	39,000	2,250,300
Lions Gate Entertainment Corp. (a)	27,400	547,726
Live Nation Entertainment, Inc. *	81,000	2,221,020
Loral Space & Communications, Inc. *	27,200	955,536
Media General, Inc. *	10,900	191,731
Meredith Corp.	32,700	1,781,496
National CineMedia, Inc.	71,100	1,107,738
Regal Entertainment Group, Class A (a)	90,700	2,133,264
Scholastic Corp.	46,100	1,894,710
Sinclair Broadcast Group, Inc., Class A	34,719	965,883
Sirius XM Holdings, Inc. *	791,100	3,472,929
Starz, Class A *	41,600	1,257,568
The New York Times Co., Class A	99,200	1,287,616
Tribune Media Co., Class A	40,600	1,504,230
		28,723,257
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alexion Pharmaceuticals, Inc. *	12,200	1,568,920
Bio-Rad Laboratories, Inc., Class A *	13,600	1,973,224
Bio-Techne Corp.	13,865	1,558,703
Bruker Corp.	41,000	1,021,720
Catalent, Inc. *	5,800	148,132
Charles River Laboratories International, Inc. *	31,200	2,743,416
Endo International plc *	33,100	574,616
Illumina, Inc. *	12,760	2,122,626
Impax Laboratories, Inc. *	28,700	901,754
Mallinckrodt plc *	32,021	2,156,294
Myriad Genetics, Inc. *	42,500	1,316,650
PAREXEL International Corp. *	18,120	1,211,322
PDL BioPharma, Inc.	430,250	1,514,480
PerkinElmer, Inc.	53,200	3,028,144
Prestige Brands Holdings, Inc. *	11,800	631,300
QIAGEN N.V. *	81,900	2,194,920
Quintiles Transnational Holdings, Inc. *	37,400	2,903,736
Regeneron Pharmaceuticals, Inc. *	2,700	1,147,824
United Therapeutics Corp. *	12,200	1,476,322
Vertex Pharmaceuticals, Inc. *	1,700	164,900
VWR Corp. *	10,900	341,388
		30,700,391
Real Estate 11.2%
Acadia Realty Trust	4,500	169,470
Alexandria Real Estate Equities, Inc.	25,600	2,874,880
Altisource Portfolio Solutions S.A. *	26,800	623,368
Altisource Residential Corp.	24,300	233,280
American Campus Communities, Inc.	43,560	2,355,289
Security	Number of Shares	Value ($)
Anworth Mortgage Asset Corp.	186,755	918,835
Apartment Investment & Management Co., Class A	48,600	2,234,142
Apple Hospitality REIT, Inc.	30,300	617,211
Ashford Hospitality Trust, Inc.	44,700	266,412
Brandywine Realty Trust	123,000	2,075,010
Brixmor Property Group, Inc.	68,000	1,931,200
Camden Property Trust	35,100	3,144,609
Capstead Mortgage Corp.	102,750	1,022,362
Care Capital Properties, Inc.	8,300	245,514
CBL & Associates Properties, Inc.	184,700	2,269,963
Chesapeake Lodging Trust	8,200	207,214
Chimera Investment Corp.	154,600	2,594,188
Colony Capital, Inc., Class A	9,200	163,576
Columbia Property Trust, Inc.	118,200	2,872,260
Corporate Office Properties Trust	70,100	2,100,196
Cousins Properties, Inc.	16,800	178,752
CubeSmart	24,800	736,808
CYS Investments, Inc.	31,200	279,240
DCT Industrial Trust, Inc.	28,550	1,433,781
DDR Corp.	101,500	2,003,610
DiamondRock Hospitality Co.	128,000	1,256,960
Douglas Emmett, Inc.	51,100	1,943,844
DuPont Fabros Technology, Inc.	19,800	947,034
EastGroup Properties, Inc.	14,550	1,071,171
EPR Properties	24,800	2,083,696
Equinix, Inc.	9,986	3,723,480
Equity Commonwealth *	97,300	2,920,946
Equity LifeStyle Properties, Inc.	19,040	1,565,850
Equity One, Inc.	25,800	858,366
Essex Property Trust, Inc.	10,509	2,457,845
Extra Space Storage, Inc.	16,665	1,433,523
Federal Realty Investment Trust	18,300	3,105,510
First Industrial Realty Trust, Inc.	9,300	274,071
Franklin Street Properties Corp.	62,000	794,840
Gaming & Leisure Properties, Inc.	12,900	462,207
Government Properties Income Trust	51,100	1,219,246
Gramercy Property Trust	89,000	889,110
Healthcare Realty Trust, Inc.	47,600	1,721,216
Healthcare Trust of America, Inc., Class A	42,500	1,447,125
Hersha Hospitality Trust	31,525	595,823
Highwoods Properties, Inc.	44,800	2,496,256
HomeBanc Corp. *(b)(d)	6,875	—
Invesco Mortgage Capital, Inc.	118,800	1,710,720
Investors Real Estate Trust	107,800	713,636
Kilroy Realty Corp.	24,700	1,808,287
Lamar Advertising Co., Class A	29,900	2,029,014
LaSalle Hotel Properties	57,040	1,571,452
Lexington Realty Trust	152,100	1,653,327
Liberty Property Trust	91,100	3,769,718
Mack-Cali Realty Corp.	107,400	3,028,680
Medical Properties Trust, Inc.	62,900	987,530
MFA Financial, Inc.	308,400	2,319,168
Mid-America Apartment Communities, Inc.	20,221	2,143,830
Monogram Residential Trust, Inc.	23,200	248,472
National Retail Properties, Inc.	38,500	2,046,660
New Residential Investment Corp.	129,900	1,775,733
NorthStar Realty Finance Corp.	87,333	1,170,262
Omega Healthcare Investors, Inc.	45,890	1,583,205

6

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Outfront Media, Inc.	122,300	2,845,921
Paramount Group, Inc.	18,900	333,207
Pebblebrook Hotel Trust	7,500	222,375
Pennsylvania Real Estate Investment Trust	42,200	1,073,568
PennyMac Mortgage Investment Trust	80,900	1,313,007
Piedmont Office Realty Trust, Inc., Class A	140,300	3,078,182
Post Properties, Inc.	16,020	1,018,712
Potlatch Corp.	36,000	1,377,000
PS Business Parks, Inc.	8,550	948,110
RAIT Financial Trust	50,200	159,134
Rayonier, Inc.	131,400	3,576,708
Realogy Holdings Corp. *	82,600	2,559,774
Realty Income Corp.	45,500	3,251,885
Redwood Trust, Inc.	88,100	1,257,187
Regency Centers Corp.	31,500	2,675,295
Retail Properties of America, Inc., Class A	147,600	2,602,188
RLJ Lodging Trust	69,900	1,659,426
Ryman Hospitality Properties, Inc.	27,700	1,557,848
Sabra Health Care REIT, Inc.	45,900	1,097,469
Senior Housing Properties Trust	160,500	3,564,705
Sovran Self Storage, Inc.	8,470	867,074
Spirit Realty Capital, Inc.	90,600	1,238,502
Starwood Property Trust, Inc.	81,400	1,774,520
Sun Communities, Inc.	13,855	1,096,623
Sunstone Hotel Investors, Inc.	70,443	936,892
Tanger Factory Outlet Centers, Inc.	37,180	1,551,893
Taubman Centers, Inc.	26,300	2,128,196
The GEO Group, Inc.	61,936	2,143,605
Tier REIT, Inc.	12,100	210,903
Two Harbors Investment Corp.	165,600	1,449,000
UDR, Inc.	81,600	3,037,968
VEREIT, Inc.	41,900	463,414
Washington Real Estate Investment Trust	44,900	1,539,621
Weingarten Realty Investors	56,900	2,457,511
Western Asset Mortgage Capital Corp.	61,800	608,112
WP Carey, Inc.	27,000	1,961,550
WP Glimcher, Inc.	46,400	588,352
Xenia Hotels & Resorts, Inc.	22,400	402,304
		156,006,724
Retailing 5.5%
Aaron's, Inc.	134,900	3,230,855
Asbury Automotive Group, Inc. *	31,300	1,903,040
Ascena Retail Group, Inc. *	295,100	2,399,163
Barnes & Noble Education, Inc. *	40,600	469,336
Barnes & Noble, Inc.	157,000	2,053,560
Burlington Stores, Inc. *	44,300	3,389,393
Cabela's, Inc. *	28,200	1,455,966
Caleres, Inc.	61,142	1,609,258
DSW, Inc., Class A	101,236	2,455,985
Express, Inc. *	123,100	1,841,576
Five Below, Inc. *	24,000	1,224,240
Fred's, Inc., Class A	137,170	2,179,631
Genesco, Inc. *	38,600	2,679,612
Group 1 Automotive, Inc.	44,900	2,798,168
Security	Number of Shares	Value ($)
Hibbett Sports, Inc. *	34,785	1,214,692
HSN, Inc.	37,800	1,933,848
Lands' End, Inc. *(a)	35,100	498,771
Liberty TripAdvisor Holdings, Inc., Class A *	31,600	747,972
Lithia Motors, Inc., Class A	13,635	1,176,564
Lumber Liquidators Holdings, Inc. *(a)	70,700	1,062,621
Monro Muffler Brake, Inc.	12,740	797,779
Netflix, Inc. *	20,790	1,897,088
Nutrisystem, Inc.	31,930	944,489
Outerwall, Inc. (a)	57,425	3,024,001
Penske Automotive Group, Inc.	57,000	2,258,340
Pier 1 Imports, Inc.	338,085	1,730,995
Pool Corp.	23,280	2,381,078
Rent-A-Center, Inc.	282,000	3,045,600
Restoration Hardware Holdings, Inc. *	14,300	440,583
Sally Beauty Holdings, Inc. *	98,365	2,885,046
Select Comfort Corp. *	41,970	1,001,404
Shoe Carnival, Inc.	7,800	205,218
Shutterfly, Inc. *	13,600	723,384
Sonic Automotive, Inc., Class A	87,100	1,583,478
Stage Stores, Inc.	210,155	1,246,219
The Buckle, Inc. (a)	58,922	1,613,874
The Cato Corp., Class A	34,595	1,237,463
The Children's Place, Inc.	35,460	2,963,747
The Finish Line, Inc., Class A	108,952	2,367,527
The Michaels Cos., Inc. *	27,400	722,264
TripAdvisor, Inc. *	15,700	1,098,529
Tuesday Morning Corp. *	99,600	785,844
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,600	3,552,456
Vitamin Shoppe, Inc. *	37,400	1,094,324
Zumiez, Inc. *	43,000	730,140
		76,655,121
Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	4,900	199,528
Advanced Micro Devices, Inc. *	908,300	6,230,938
Amkor Technology, Inc. *	223,000	1,402,670
Brooks Automation, Inc.	64,490	808,060
Cabot Microelectronics Corp.	29,630	1,559,131
Cirrus Logic, Inc. *	36,835	1,789,813
Cree, Inc. *	71,800	2,053,480
Cypress Semiconductor Corp.	162,203	1,888,043
Diodes, Inc. *	33,300	616,383
Entegris, Inc. *	75,245	1,285,937
Fairchild Semiconductor International, Inc. *	123,400	2,435,916
First Solar, Inc. *	53,000	2,474,040
Integrated Device Technology, Inc. *	45,780	1,006,702
Intersil Corp., Class A	120,300	1,838,184
Microsemi Corp. *	33,812	1,318,668
MKS Instruments, Inc.	34,550	1,578,244
ON Semiconductor Corp. *	276,600	2,774,298
Photronics, Inc. *	77,825	751,789
Power Integrations, Inc.	3,600	205,452
Qorvo, Inc. *	14,600	923,158
Silicon Laboratories, Inc. *	27,190	1,448,683
Synaptics, Inc. *	12,005	623,660

    7

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Teradyne, Inc.	123,900	2,447,025
Tessera Technologies, Inc.	6,000	192,840
Veeco Instruments, Inc. *	53,860	903,232
		38,755,874
Software & Services 5.9%
ACI Worldwide, Inc. *	38,700	766,647
Acxiom Corp. *	71,415	1,638,974
ANSYS, Inc. *	20,200	1,805,072
Cadence Design Systems, Inc. *	55,100	1,325,155
Cardtronics plc, Class A *	17,000	747,830
CDK Global, Inc.	12,800	739,712
Cimpress N.V. *	14,920	1,414,416
CommVault Systems, Inc. *	3,700	191,438
Convergys Corp.	116,700	3,110,055
CoreLogic, Inc. *	91,500	3,685,620
CSG Systems International, Inc.	26,145	1,052,598
DST Systems, Inc.	28,900	3,564,237
EarthLink Holdings Corp.	186,175	1,262,267
EPAM Systems, Inc. *	2,200	154,528
Euronet Worldwide, Inc. *	14,295	1,090,137
Fair Isaac Corp.	16,905	2,140,849
First Data Corp., Class A *	59,900	742,760
FleetCor Technologies, Inc. *	8,300	1,258,944
Gartner, Inc. *	22,100	2,215,525
Genpact Ltd. *	80,450	2,153,646
j2 Global, Inc.	13,585	908,021
Jack Henry & Associates, Inc.	27,580	2,461,515
LinkedIn Corp., Class A *	5,700	1,098,561
Manhattan Associates, Inc. *	14,680	852,174
ManTech International Corp., Class A	58,900	2,327,139
MAXIMUS, Inc.	29,080	1,713,394
Mentor Graphics Corp.	59,620	1,273,483
Monster Worldwide, Inc. *	307,600	778,228
NeuStar, Inc., Class A *	97,075	2,445,319
Nuance Communications, Inc. *	67,700	1,087,939
Progress Software Corp. *	61,125	1,776,293
PTC, Inc. *	45,940	1,825,196
Rackspace Hosting, Inc. *	66,120	1,549,192
Red Hat, Inc. *	32,900	2,477,041
Rovi Corp. *	82,369	1,549,361
Sabre Corp.	7,100	206,965
salesforce.com, Inc. *	26,433	2,162,219
Science Applications International Corp.	61,300	3,724,588
SS&C Technologies Holdings, Inc.	22,300	718,506
Sykes Enterprises, Inc. *	39,555	1,213,943
Synopsys, Inc. *	48,900	2,648,424
Take-Two Interactive Software, Inc. *	55,755	2,240,236
TiVo, Inc. *	23,200	244,528
Travelport Worldwide Ltd.	93,800	1,265,362
Unisys Corp. *	152,900	1,515,239
Vantiv, Inc., Class A *	24,800	1,358,296
Verint Systems, Inc. *	19,300	680,711
VeriSign, Inc. *	36,400	3,152,604
VMware, Inc., Class A *(a)	20,900	1,525,282
WebMD Health Corp. *	28,400	1,732,684
WEX, Inc. *	12,000	1,124,160
Zynga, Inc., Class A *	268,400	770,308
		81,467,321
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	80,845	1,471,379
AVX Corp.	50,100	684,366
Belden, Inc.	29,640	2,169,944
Benchmark Electronics, Inc. *	121,900	2,857,336
Cognex Corp.	19,830	895,721
Coherent, Inc. *	15,440	1,637,412
CommScope Holding Co., Inc. *	71,000	2,126,450
Comtech Telecommunications Corp.	64,070	837,395
Diebold, Inc.	77,800	2,197,072
Dolby Laboratories, Inc., Class A	43,800	2,203,578
Eastman Kodak Co. *	16,800	284,592
EchoStar Corp., Class A *	36,700	1,429,465
Electronics For Imaging, Inc. *	15,902	704,300
ePlus, Inc. *	2,300	193,453
Fabrinet *	27,000	1,019,520
FEI Co.	13,520	1,438,798
Finisar Corp. *	87,030	1,632,683
Harmonic, Inc. *	198,200	652,078
II-VI, Inc. *	36,100	725,610
Insight Enterprises, Inc. *	113,600	3,021,760
InterDigital, Inc.	26,000	1,535,300
IPG Photonics Corp. *	8,500	716,465
Itron, Inc. *	40,900	1,746,021
Knowles Corp. *	113,800	1,529,472
Littelfuse, Inc.	9,845	1,230,822
Lumentum Holdings, Inc. *	7,400	223,850
Methode Electronics, Inc.	23,500	823,205
MTS Systems Corp.	15,080	715,244
National Instruments Corp.	55,942	1,604,417
NETGEAR, Inc. *	35,950	1,848,909
NetScout Systems, Inc. *	8,000	223,840
OSI Systems, Inc. *	10,200	606,594
Plantronics, Inc.	30,510	1,471,802
Plexus Corp. *	53,080	2,438,495
Polycom, Inc. *	206,740	2,561,509
QLogic Corp. *	150,280	2,332,346
Rofin-Sinar Technologies, Inc. *	26,210	828,236
Rogers Corp. *	2,600	177,944
ScanSource, Inc. *	56,240	2,307,527
Super Micro Computer, Inc. *	23,100	497,805
Trimble Navigation Ltd. *	99,500	2,630,780
TTM Technologies, Inc. *	93,800	933,310
VeriFone Systems, Inc. *	41,600	797,056
ViaSat, Inc. *	14,315	1,056,876
Viavi Solutions, Inc. *	182,700	1,302,651
Zebra Technologies Corp., Class A *	30,020	1,591,360
		61,914,748
Telecommunication Services 1.0%
ATN International, Inc.	2,500	183,800
Cincinnati Bell, Inc. *	375,600	1,878,000
Consolidated Communications Holdings, Inc.	48,714	1,361,556
General Communication, Inc., Class A *	34,100	524,799
Inteliquent, Inc.	38,000	780,900
Iridium Communications, Inc. *	88,900	798,322
SBA Communications Corp., Class A *	22,405	2,576,575

8

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spok Holdings, Inc.	10,000	184,800
Vonage Holdings Corp. *	183,300	1,086,969
Windstream Holdings, Inc. (a)	449,000	4,180,190
Zayo Group Holdings, Inc. *	27,500	778,250
		14,334,161
Transportation 2.8%
Allegiant Travel Co.	6,700	869,459
AMERCO	3,100	1,226,081
ArcBest Corp.	62,640	1,171,994
Atlas Air Worldwide Holdings, Inc. *	36,900	1,595,187
Copa Holdings S.A., Class A (a)	47,900	3,209,300
Echo Global Logistics, Inc. *	7,200	178,272
Forward Air Corp.	21,525	996,177
Genesee & Wyoming, Inc., Class A *	21,965	1,422,234
Hawaiian Holdings, Inc. *	24,340	1,108,200
Heartland Express, Inc.	43,565	806,824
Hub Group, Inc., Class A *	54,310	2,223,451
Kirby Corp. *	38,500	2,097,865
Knight Transportation, Inc.	51,325	1,531,025
Landstar System, Inc.	42,570	3,000,759
Macquarie Infrastructure Corp.	19,000	1,456,350
Marten Transport Ltd.	34,500	746,925
Matson, Inc.	27,100	1,012,727
Old Dominion Freight Line, Inc. *	31,475	2,192,549
Roadrunner Transportation Systems, Inc. *	23,900	180,923
Saia, Inc. *	35,950	1,038,596
SkyWest, Inc.	138,000	3,970,260
Spirit Airlines, Inc. *	32,700	1,397,925
Swift Transportation Co. *	79,100	1,522,675
United Continental Holdings, Inc. *	44,000	2,063,160
Werner Enterprises, Inc.	71,300	1,791,056
		38,809,974
Utilities 4.3%
ALLETE, Inc.	34,300	2,190,055
American States Water Co.	19,530	843,696
Aqua America, Inc.	75,275	2,607,526
Avangrid, Inc.	5,500	248,270
Avista Corp.	62,800	2,731,800
Black Hills Corp.	45,700	2,881,385
California Water Service Group	32,480	1,095,550
Dynegy, Inc. *	90,600	1,370,778
El Paso Electric Co.	43,490	2,073,603
Hawaiian Electric Industries, Inc.	102,900	3,195,045
IDACORP, Inc.	31,900	2,579,115
ITC Holdings Corp.	55,100	2,548,375
MGE Energy, Inc.	23,650	1,327,948
New Jersey Resources Corp.	66,700	2,483,908
Northwest Natural Gas Co.	28,405	1,844,621
NorthWestern Corp.	30,300	1,840,422
ONE Gas, Inc.	35,400	2,299,584
Otter Tail Corp.	42,980	1,497,853
Piedmont Natural Gas Co., Inc.	39,900	2,386,020
PNM Resources, Inc.	96,500	3,315,740
Portland General Electric Co.	78,700	3,436,829
Questar Corp.	132,300	3,329,991
South Jersey Industries, Inc.	49,080	1,564,670
Southwest Gas Corp.	45,200	3,503,000
Security	Number of Shares	Value ($)
Spire, Inc.	24,440	1,696,136
The Empire District Electric Co.	48,410	1,632,869
WGL Holdings, Inc.	44,200	3,128,918
		59,653,707
Total Common Stock
(Cost $1,092,914,298)		1,372,603,775

Rights 0.0% of net assets
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(d)	19,700	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(d)	105,700	317,100
Total Rights
(Cost $266,856)		317,100

Other Investment Companies 4.8% of net assets
Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (c)	17,460,706	17,460,706
Securities Lending Collateral 3.6%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	49,539,235	49,539,235
Total Other Investment Companies
(Cost $66,999,941)		66,999,941

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $1,165,348,761 and the unrealized appreciation and depreciation were $336,598,195 and ($62,026,140), respectively, with a net unrealized appreciation of $274,572,055.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,988,736.
(b)	Illiquid security. At the period end, the value of these amounted to $317,100 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

    9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 09/16/16	85	10,344,500	397,517

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,372,603,775	$—	$— *	$1,372,603,775
Rights [1]	—	—	317,100 *	317,100
Other Investment Companies[1]	66,999,941	—	—	66,999,941
Total	$1,439,603,716	$—	$317,100	$1,439,920,816
Other Financial Instruments
Futures Contracts[2]	$397,517	$—	$—	$397,517
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Rights	$266,364	$—	$50,736	$—	$—	$—	$—	$317,100
Total	$266,364	$—	$50,736	$—	$—	$—	$—	$317,100
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
10

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.5%	Common Stock	1,036,637,191	950,965,536
0.7%	Preferred Stock	7,611,817	6,360,962
0.3%	Other Investment Company	2,672,886	2,672,886
0.5%	Short-Term Investments	5,049,640	5,049,640
100.0%	Total Investments	1,051,971,534	965,049,024
0.0%	Other Assets and Liabilities, Net		236,123
100.0%	Net Assets		965,285,147

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets
Australia 6.5%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	210,516	4,141,788
Bendigo & Adelaide Bank Ltd.	33,879	261,782
Commonwealth Bank of Australia	92,126	5,423,145
National Australia Bank Ltd.	196,479	3,972,045
Westpac Banking Corp.	216,223	5,116,341
		18,915,101
Capital Goods 0.0%
CIMIC Group Ltd.	11,040	245,541
Commercial & Professional Supplies 0.1%
Brambles Ltd.	72,294	739,547
Downer EDI Ltd.	122,705	390,145
		1,129,692
Consumer Services 0.1%
Tabcorp Holdings Ltd.	85,883	319,561
Tatts Group Ltd.	142,367	446,814
		766,375
Diversified Financials 0.2%
AMP Ltd.	246,370	1,090,023
BGP Holdings plc (a)(f)	453,854	—
Macquarie Group Ltd.	14,372	813,701
		1,903,724
Energy 0.4%
Caltex Australia Ltd.	23,205	586,833
Origin Energy Ltd.	233,043	982,669
Santos Ltd.	174,188	595,458
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	62,939	1,285,680
WorleyParsons Ltd.	91,651	524,672
		3,975,312
Food & Staples Retailing 1.0%
Metcash Ltd. *	516,307	846,347
Wesfarmers Ltd.	150,380	4,918,351
Woolworths Ltd.	194,256	3,461,859
		9,226,557
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	55,949	391,392
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	25,241	440,941
Insurance 0.4%
Insurance Australia Group Ltd.	154,143	708,983
Medibank Pvt Ltd.	148,056	345,597
QBE Insurance Group Ltd.	127,913	1,067,634
Suncorp Group Ltd.	162,653	1,660,481
		3,782,695
Materials 1.5%
Amcor Ltd.	61,495	702,775
Arrium Ltd. *(a)(f)	11,838,630	41,565
BHP Billiton Ltd.	481,672	7,139,428
BlueScope Steel Ltd.	114,768	740,402
Boral Ltd.	74,140	387,721
CSR Ltd.	90,122	263,808
Fortescue Metals Group Ltd.	223,093	760,888
Iluka Resources Ltd. (f)	45,543	244,945
Incitec Pivot Ltd.	140,475	307,568
Newcrest Mining Ltd. *	56,888	1,107,982
Orica Ltd.	60,328	651,353
Rio Tinto Ltd.	51,561	1,967,630
		14,316,065
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	15,414	1,382,245
Real Estate 0.3%
LendLease Group	42,896	437,819
Mirvac Group	195,529	327,103
Scentre Group	131,769	531,091
Stockland	168,060	644,961
Westfield Corp.	65,852	535,324
		2,476,298
Telecommunication Services 0.2%
Telstra Corp., Ltd.	404,372	1,773,616
Transportation 0.1%
Aurizon Holdings Ltd.	150,631	596,072
Transurban Group	38,244	365,406
		961,478

    1

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
AGL Energy Ltd.	48,681	762,139
APA Group	42,185	311,969
DUET Group	127,121	260,227
		1,334,335
		63,021,367
Austria 0.3%
Banks 0.1%
Erste Group Bank AG *	30,906	819,055
Raiffeisen Bank International AG *	26,767	353,184
		1,172,239
Energy 0.1%
OMV AG	44,473	1,187,902
Materials 0.1%
voestalpine AG	17,849	629,454
		2,989,595
Belgium 0.8%
Banks 0.1%
KBC Groep N.V. *	13,209	686,623
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	4,345	366,545
Food & Staples Retailing 0.0%
Colruyt S.A.	6,023	335,974
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	23,260	3,005,009
Insurance 0.1%
Ageas	19,973	671,466
Materials 0.2%
Solvay S.A.	6,085	631,656
Umicore S.A.	14,358	830,749
		1,462,405
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,759	294,119
Telecommunication Services 0.1%
Proximus	16,655	519,900
		7,342,041
Canada 7.7%
Automobiles & Components 0.2%
Magna International, Inc.	45,027	1,734,659
Banks 1.8%
Bank of Montreal	37,161	2,382,243
Canadian Imperial Bank of Commerce	27,561	2,093,804
National Bank of Canada	22,533	771,608
Royal Bank of Canada	74,844	4,562,351
The Bank of Nova Scotia	70,215	3,566,007
The Toronto-Dominion Bank	83,552	3,640,542
		17,016,555
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Bombardier, Inc., Class B *	361,153	542,151
Finning International, Inc.	21,317	345,474
SNC-Lavalin Group, Inc.	10,240	441,160
		1,328,785
Diversified Financials 0.2%
Brookfield Asset Management, Inc., Class A	40,032	1,382,486
CI Financial Corp.	16,015	327,377
IGM Financial, Inc.	9,234	256,938
Onex Corp.	6,515	404,428
		2,371,229
Energy 2.2%
ARC Resources Ltd.	27,072	476,271
Baytex Energy Corp.	70,492	330,959
Cameco Corp.	24,967	238,646
Canadian Natural Resources Ltd.	90,545	2,742,044
Cenovus Energy, Inc.	110,795	1,585,998
Crescent Point Energy Corp.	45,271	661,910
Enbridge, Inc.	34,958	1,438,053
Encana Corp.	200,297	1,610,783
Enerplus Corp.	76,447	455,526
Gibson Energy, Inc.	21,053	240,256
Husky Energy, Inc.	59,221	696,691
Imperial Oil Ltd.	21,641	665,813
Inter Pipeline Ltd.	16,074	335,847
Keyera Corp.	7,300	209,554
Pacific Exploration & Production Corp. *(a)(f)	175,814	—
Pembina Pipeline Corp.	15,278	445,591
Pengrowth Energy Corp. (b)	296,195	442,370
Penn West Petroleum Ltd. (b)	879,811	1,111,851
Suncor Energy, Inc.	190,637	5,130,766
TransCanada Corp.	48,272	2,238,262
Vermilion Energy, Inc.	7,654	255,006
		21,312,197
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	16,840	761,357
Empire Co., Ltd., Class A	30,700	489,074
George Weston Ltd.	5,711	507,217
Loblaw Cos., Ltd.	14,443	805,640
Metro, Inc.	23,894	868,723
		3,432,011
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	15,175	455,953
Insurance 0.5%
Fairfax Financial Holdings Ltd.	670	359,213
Great-West Lifeco, Inc.	15,454	401,368
Intact Financial Corp.	5,206	373,170
Manulife Financial Corp.	80,500	1,097,461
Power Corp. of Canada	39,444	859,179
Power Financial Corp.	20,214	467,400
Sun Life Financial, Inc.	28,275	931,636
		4,489,427
Materials 1.1%
Agnico-Eagle Mines Ltd.	6,400	372,437
Agrium, Inc.	12,053	1,093,923

2

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Barrick Gold Corp.	99,539	2,173,520
First Quantum Minerals Ltd.	80,070	692,368
Goldcorp, Inc.	49,320	881,274
Kinross Gold Corp. *	110,492	571,226
Methanex Corp.	5,400	151,456
Potash Corp. of Saskatchewan, Inc.	79,664	1,241,652
Teck Resources Ltd., Class B	179,568	2,862,030
West Fraser Timber Co., Ltd.	5,800	199,278
Yamana Gold, Inc.	137,978	789,412
		11,028,576
Media 0.1%
Quebecor, Inc., Class B	9,625	296,494
Shaw Communications, Inc., Class B	30,055	609,548
		906,042
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	5,909	131,608
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	5,576	585,893
Dollarama, Inc.	2,900	214,427
		800,320
Software & Services 0.0%
CGI Group, Inc., Class A *	7,392	358,886
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	118,388	897,669
Celestica, Inc. *	25,766	285,357
		1,183,026
Telecommunication Services 0.4%
BCE, Inc.	30,412	1,456,487
Rogers Communications, Inc., Class B	25,841	1,141,386
TELUS Corp.	22,571	755,277
		3,353,150
Transportation 0.3%
Canadian National Railway Co.	32,017	2,029,676
Canadian Pacific Railway Ltd.	4,250	636,727
		2,666,403
Utilities 0.2%
Atco Ltd., Class I	9,589	361,410
Canadian Utilities Ltd., Class A	11,993	369,164
Emera, Inc.	8,198	305,655
Fortis, Inc.	16,127	534,211
TransAlta Corp.	93,921	448,150
		2,018,590
		74,587,417
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	23,712	644,850
Capital Goods 0.0%
Vestas Wind Systems A/S	5,195	363,187
Commercial & Professional Supplies 0.0%
ISS A/S	7,074	272,854
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.0%
Pandora A/S	1,698	221,166
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	8,032	797,683
Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	2,957	231,725
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	35,681	2,029,046
Telecommunication Services 0.1%
TDC A/S	173,228	912,035
Transportation 0.3%
AP Moeller - Maersk A/S, Series A	700	915,239
AP Moeller - Maersk A/S, Series B	865	1,175,110
DSV A/S	6,371	283,691
		2,374,040
		7,846,586
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	8,124	302,009
Capital Goods 0.2%
Kone Oyj, Class B	11,215	568,252
Metso Oyj	12,469	346,001
Wartsila Oyj Abp	9,348	405,805
		1,320,058
Energy 0.1%
Neste Oyj	14,967	567,990
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	17,312	771,841
Insurance 0.1%
Sampo Oyj, A Shares	19,011	787,505
Materials 0.2%
Stora Enso Oyj, R Shares	80,253	729,057
UPM-Kymmene Oyj	60,824	1,254,342
		1,983,399
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	7,453	305,332
Technology Hardware & Equipment 0.2%
Nokia Oyj	394,760	2,277,566
Telecommunication Services 0.0%
Elisa Oyj	7,172	260,204
Utilities 0.1%
Fortum Oyj	53,235	884,343
		9,460,247
France 9.9%
Automobiles & Components 0.3%
Faurecia	7,903	311,700
Peugeot S.A. *	56,229	849,278
Renault S.A.	17,321	1,514,446
Valeo S.A.	13,668	701,184
		3,376,608

    3

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.9%
BNP Paribas S.A.	96,312	4,777,488
Credit Agricole S.A.	90,485	801,544
Natixis S.A.	40,379	166,504
Societe Generale S.A.	76,955	2,623,682
		8,369,218
Capital Goods 1.6%
Airbus Group SE	19,471	1,148,654
Alstom S.A. *	24,855	612,042
Bouygues S.A.	35,492	1,051,375
Compagnie de Saint-Gobain	66,950	2,842,176
Eiffage S.A.	4,965	381,735
Legrand S.A.	11,978	660,916
Rexel S.A.	62,277	926,173
Safran S.A.	12,411	843,652
Schneider Electric SE	41,928	2,735,516
Thales S.A.	4,156	378,527
Vinci S.A.	41,751	3,173,293
Zodiac Aerospace	10,996	247,601
		15,001,660
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	12,357	268,553
Teleperformance	3,414	317,650
		586,203
Consumer Durables & Apparel 0.4%
Christian Dior SE	3,217	581,839
Kering	4,676	888,666
LVMH Moet Hennessy Louis Vuitton SE	11,921	2,041,379
		3,511,884
Consumer Services 0.1%
Accor S.A.	13,217	553,319
Sodexo S.A.	5,665	663,546
		1,216,865
Diversified Financials 0.0%
Eurazeo S.A.	3,105	198,515
Wendel S.A.	2,357	251,750
		450,265
Energy 2.0%
CGG S.A. *(b)	8,517	203,580
Technip S.A.	12,713	712,786
TOTAL S.A.	384,521	18,493,086
Vallourec S.A. *(b)	79,809	290,875
		19,700,327
Food & Staples Retailing 0.4%
Carrefour S.A.	93,185	2,334,555
Casino Guichard Perrachon S.A.	15,103	818,562
Rallye S.A.	22,590	392,670
		3,545,787
Food, Beverage & Tobacco 0.4%
Danone S.A.	32,900	2,523,222
Pernod-Ricard S.A.	9,384	1,072,227
		3,595,449
Health Care Equipment & Services 0.1%
Essilor International S.A.	5,300	678,863
Household & Personal Products 0.2%
L'Oreal S.A.	9,030	1,715,740
Security	Number of Shares	Value ($)
Insurance 0.3%
AXA S.A.	134,282	2,732,954
CNP Assurances	16,345	249,725
SCOR SE	12,183	355,910
		3,338,589
Materials 0.3%
Air Liquide S.A.	19,729	2,103,336
Arkema S.A.	7,868	672,039
		2,775,375
Media 0.4%
Eutelsat Communications S.A.	8,704	173,095
Publicis Groupe S.A.	8,303	618,286
Vivendi S.A.	152,200	2,988,553
		3,779,934
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	80,736	6,876,550
Real Estate 0.1%
Klepierre	5,638	270,347
Unibail-Rodamco SE	2,851	785,513
		1,055,860
Software & Services 0.1%
Atos SE	4,877	478,071
Capgemini S.A.	8,993	864,439
		1,342,510
Telecommunication Services 0.5%
Orange S.A.	335,727	5,152,416
Transportation 0.1%
Air France-KLM *(b)	75,026	435,182
Bollore S.A.	42,843	155,121
		590,303
Utilities 0.9%
Electricite de France S.A.	73,613	963,533
Engie S.A.	369,859	6,087,717
Suez	38,958	632,263
Veolia Environnement S.A.	63,305	1,403,024
		9,086,537
		95,746,943
Germany 8.6%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	35,570	3,064,856
Continental AG	5,629	1,180,499
Daimler AG - Reg'd	88,963	6,048,067
Leoni AG	6,175	228,461
Volkswagen AG	4,721	698,110
		11,219,993
Banks 0.1%
Commerzbank AG	129,634	855,697
Capital Goods 1.0%
Brenntag AG	11,305	561,587
GEA Group AG	9,164	489,303
HOCHTIEF AG	2,373	311,194
Kloeckner & Co. SE *	28,006	375,487
MAN SE	2,193	229,951
MTU Aero Engines AG	2,572	262,824
OSRAM Licht AG	7,281	378,811

4

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rheinmetall AG	4,139	289,986
Siemens AG - Reg'd	60,992	6,620,464
		9,519,607
Commercial & Professional Supplies 0.0%
Bilfinger SE *	8,429	256,630
Consumer Durables & Apparel 0.2%
adidas AG	11,891	1,953,356
Hugo Boss AG	4,754	282,130
		2,235,486
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	142,359	1,914,488
Deutsche Boerse AG	7,074	593,943
		2,508,431
Food & Staples Retailing 0.1%
METRO AG	42,012	1,351,667
Food, Beverage & Tobacco 0.0%
Suedzucker AG	17,610	440,668
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	9,230	843,044
Fresenius SE & Co. KGaA	14,936	1,115,686
		1,958,730
Household & Personal Products 0.1%
Beiersdorf AG	3,415	320,839
Henkel AG & Co. KGaA	4,203	456,246
		777,085
Insurance 0.7%
Allianz SE - Reg'd	31,337	4,490,112
Hannover Rueck SE	3,557	363,826
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	12,450	2,076,296
		6,930,234
Materials 1.4%
Aurubis AG	9,484	492,806
BASF SE	100,271	7,876,445
Evonik Industries AG	8,288	258,533
HeidelbergCement AG	12,254	1,038,046
K&S AG - Reg'd	21,698	453,532
LANXESS AG	11,432	540,156
Linde AG	12,060	1,733,200
Salzgitter AG	11,119	346,979
ThyssenKrupp AG	39,396	903,450
		13,643,147
Media 0.1%
ProSiebenSat.1 Media SE	11,004	504,057
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg'd	43,263	4,650,679
Merck KGaA	4,273	471,893
		5,122,572
Real Estate 0.0%
Vonovia SE	5,772	228,844
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	40,401	669,767
Software & Services 0.3%
SAP SE	29,679	2,597,606
Security	Number of Shares	Value ($)
Telecommunication Services 0.6%
Deutsche Telekom AG - Reg'd	337,204	5,736,706
Freenet AG	12,345	344,708
		6,081,414
Transportation 0.4%
Deutsche Lufthansa AG - Reg'd	48,721	579,131
Deutsche Post AG - Reg'd	93,046	2,776,870
		3,356,001
Utilities 1.3%
E.ON SE	727,577	7,803,167
RWE AG *	259,992	4,624,512
		12,427,679
		82,685,315
Hong Kong 1.3%
Banks 0.1%
BOC Hong Kong (Holdings) Ltd.	175,000	576,187
Hang Seng Bank Ltd.	26,300	470,817
		1,047,004
Capital Goods 0.2%
CK Hutchison Holdings Ltd.	9,000	105,488
Jardine Matheson Holdings Ltd.	15,400	915,907
Jardine Strategic Holdings Ltd.	12,500	383,188
Noble Group Ltd. *(b)	6,132,131	746,659
		2,151,242
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	960,000	480,979
Yue Yuen Industrial Holdings Ltd.	70,000	284,445
		765,424
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	89,000	296,710
Sands China Ltd.	102,400	391,801
SJM Holdings Ltd.	420,000	263,293
		951,804
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	10,300	255,009
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	134,000	224,487
Want Want China Holdings Ltd.	261,000	160,271
		384,758
Insurance 0.2%
AIA Group Ltd.	211,800	1,319,342
Real Estate 0.3%
Cheung Kong Property Holdings Ltd.	10,000	71,757
Hongkong Land Holdings Ltd.	35,000	224,568
Link REIT	48,500	362,350
New World Development Co., Ltd.	339,000	395,069
Sun Hung Kai Properties Ltd.	50,000	717,423
Swire Pacific Ltd., Class A	61,000	731,016
Swire Pacific Ltd., Class B	11,051	23,041

    5

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Wharf Holdings Ltd.	61,000	421,570
Wheelock & Co., Ltd.	50,000	268,120
		3,214,914
Retailing 0.0%
Esprit Holdings Ltd. *	422,084	338,899
Transportation 0.0%
MTR Corp., Ltd.	53,000	300,168
Utilities 0.2%
CLP Holdings Ltd.	107,000	1,115,142
Hong Kong & China Gas Co., Ltd.	175,238	325,841
Power Assets Holdings Ltd.	28,000	274,481
		1,715,464
		12,444,028
Ireland 0.6%
Banks 0.0%
Bank of Ireland *	857,496	177,296
Commercial & Professional Supplies 0.1%
Experian plc	40,800	798,069
Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	4,629	396,079
Materials 0.2%
CRH plc	58,640	1,789,411
Smurfit Kappa Group plc	17,853	419,243
		2,208,654
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	10,229	660,818
Technology Hardware & Equipment 0.2%
Seagate Technology plc	47,420	1,518,863
		5,759,779
Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	50,145	255,621
Bank Leumi Le-Israel B.M. *	92,928	334,852
		590,473
Materials 0.0%
Israel Chemicals Ltd.	88,921	358,132
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	45,090	2,467,890
Software & Services 0.0%
Check Point Software Technologies Ltd. *	3,413	262,391
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	231,669	459,781
		4,138,667
Security	Number of Shares	Value ($)
Italy 3.0%
Banks 0.6%
Banca Monte dei Paschi di Siena S.p.A. *	811,699	280,768
Banca Popolare dell'Emilia Romagna SC	51,617	212,355
Banco Popolare SC	44,747	126,207
Intesa Sanpaolo S.p.A.	1,145,936	2,528,689
UniCredit S.p.A.	955,022	2,342,935
Unione di Banche Italiane S.p.A.	109,977	337,868
		5,828,822
Capital Goods 0.1%
Leonardo-Finmeccanica S.p.A. *	29,248	334,120
Prysmian S.p.A.	13,306	311,590
		645,710
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	5,062	246,084
Diversified Financials 0.1%
EXOR S.p.A.	31,830	1,242,039
Energy 1.0%
Eni S.p.A.	596,208	9,145,844
Saipem S.p.A. *	700,531	306,937
		9,452,781
Insurance 0.1%
Assicurazioni Generali S.p.A.	88,447	1,165,149
Poste Italiane S.p.A (d)	10,023	69,839
		1,234,988
Media 0.0%
Mediaset S.p.A.	88,151	267,134
Telecommunication Services 0.2%
Telecom Italia S.p.A. *	2,044,137	1,746,692
Transportation 0.1%
Atlantia S.p.A.	19,570	489,568
Utilities 0.8%
Enel S.p.A.	1,325,520	6,100,795
Snam S.p.A.	137,563	796,294
Terna - Rete Elettrica Nationale S.p.A.	78,247	426,235
		7,323,324
		28,477,142
Japan 21.4%
Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	23,900	1,092,148
Bridgestone Corp.	63,000	2,181,749
Calsonic Kansei Corp.	30,000	230,794
Daihatsu Motor Co., Ltd. *(f)	34,300	515,144
Denso Corp.	39,800	1,541,041
Fuji Heavy Industries Ltd.	23,500	897,812
Honda Motor Co., Ltd.	185,100	5,013,953
Isuzu Motors Ltd.	58,000	750,817
Koito Manufacturing Co., Ltd.	5,300	261,699
Mazda Motor Corp.	45,700	668,363
Mitsubishi Motors Corp.	73,400	342,155
NGK Spark Plug Co., Ltd.	11,000	179,517
NHK Spring Co., Ltd.	30,300	264,805
Nissan Motor Co., Ltd.	286,300	2,773,809

6

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stanley Electric Co., Ltd.	9,800	237,581
Sumitomo Electric Industries Ltd.	97,800	1,347,380
Sumitomo Rubber Industries Ltd.	23,300	328,872
Suzuki Motor Corp.	36,700	1,123,913
The Yokohama Rubber Co., Ltd.	12,900	173,249
Toyota Industries Corp.	12,900	579,022
Toyota Motor Corp.	170,100	9,531,518
Yamaha Motor Co., Ltd.	21,500	361,979
		30,397,320
Banks 1.2%
Aozora Bank Ltd.	56,000	205,487
Japan Post Bank Co., Ltd.	8,100	98,839
Mitsubishi UFJ Financial Group, Inc.	788,034	3,983,925
Mizuho Financial Group, Inc.	1,598,316	2,564,219
Resona Holdings, Inc.	169,458	675,932
Sumitomo Mitsui Financial Group, Inc.	100,910	3,198,778
Sumitomo Mitsui Trust Holdings, Inc.	187,000	621,441
		11,348,621
Capital Goods 3.2%
Asahi Glass Co., Ltd.	181,000	1,039,800
Daikin Industries Ltd.	12,000	1,040,679
Ebara Corp.	52,000	282,797
FANUC Corp.	5,800	969,807
Fuji Electric Co., Ltd.	57,000	251,577
Furukawa Electric Co., Ltd.	145,000	378,597
Hanwa Co., Ltd.	61,000	326,329
Hino Motors Ltd.	29,100	303,895
Hitachi Construction Machinery Co., Ltd.	15,100	245,576
IHI Corp.	180,000	500,848
ITOCHU Corp.	141,600	1,605,440
JGC Corp.	26,000	380,631
JTEKT Corp.	20,900	291,930
Kajima Corp.	59,000	436,118
Kawasaki Heavy Industries Ltd.	132,000	388,328
Komatsu Ltd.	93,900	1,824,642
Kubota Corp.	50,800	735,947
LIXIL Group Corp.	29,500	548,667
Makita Corp.	6,100	429,169
Marubeni Corp.	250,600	1,165,058
Mitsubishi Corp.	155,200	2,670,166
Mitsubishi Electric Corp.	180,000	2,098,522
Mitsubishi Heavy Industries Ltd.	342,000	1,453,843
Mitsui & Co., Ltd.	223,500	2,618,492
Nagase & Co., Ltd.	23,300	271,159
NGK Insulators Ltd.	10,000	238,740
Nidec Corp.	6,000	544,446
NSK Ltd.	33,700	283,467
Obayashi Corp.	35,500	388,254
Shimizu Corp.	43,000	438,277
SMC Corp.	1,800	470,663
Sojitz Corp.	291,600	702,579
Sumitomo Corp.	145,600	1,527,219
Sumitomo Heavy Industries Ltd.	74,000	351,089
Taisei Corp.	66,000	593,555
Toshiba Corp. *	838,000	2,167,080
Security	Number of Shares	Value ($)
TOTO Ltd.	7,600	325,694
Toyota Tsusho Corp.	43,500	960,394
		31,249,474
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	97,000	1,082,964
Recruit Holdings Co., Ltd.	19,100	725,529
Secom Co., Ltd.	10,700	806,037
Toppan Printing Co., Ltd.	80,000	705,600
		3,320,130
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	17,100	453,258
Iida Group Holdings Co., Ltd.	12,500	247,473
Nikon Corp.	43,200	610,449
Panasonic Corp.	287,250	2,762,392
Sega Sammy Holdings, Inc.	24,000	262,804
Sekisui Chemical Co., Ltd.	45,400	660,287
Sekisui House Ltd.	53,000	883,048
Sharp Corp. *	436,000	389,404
Shimano, Inc.	2,100	328,420
Sony Corp.	83,200	2,731,197
Sumitomo Forestry Co., Ltd.	17,500	246,478
		9,575,210
Consumer Services 0.1%
Benesse Holdings, Inc.	8,900	215,011
Oriental Land Co., Ltd.	5,500	347,845
		562,856
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	58,000	325,518
Nomura Holdings, Inc.	173,600	781,401
ORIX Corp.	56,800	797,106
		1,904,025
Energy 0.6%
Idemitsu Kosan Co., Ltd.	50,200	982,840
Inpex Corp.	156,700	1,245,737
JX Holdings, Inc.	751,800	2,848,473
San-Ai Oil Co., Ltd.	9,700	65,125
Showa Shell Sekiyu K.K.	42,200	378,471
TonenGeneral Sekiyu K.K.	56,000	505,915
		6,026,561
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	89,700	1,288,915
Lawson, Inc.	3,800	292,594
Seven & i Holdings Co., Ltd.	67,100	2,786,198
UNY Group Holdings Co., Ltd.	57,700	467,126
		4,834,833
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	32,700	834,731
Asahi Group Holdings Ltd.	26,500	899,602
Coca-Cola West Co., Ltd.	11,500	317,760
Japan Tobacco, Inc.	49,700	1,938,286
Kewpie Corp.	9,300	286,360
Kirin Holdings Co., Ltd.	95,000	1,630,414
MEIJI Holdings Co., Ltd.	5,900	615,112
NH Foods Ltd.	25,000	607,955
Nisshin Seifun Group, Inc.	17,930	295,979
Suntory Beverage & Food Ltd.	7,400	321,740

    7

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Toyo Suisan Kaisha Ltd.	8,100	359,746
Yamazaki Baking Co., Ltd.	15,000	412,090
		8,519,775
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	26,900	589,728
Hoya Corp.	23,700	840,896
Medipal Holdings Corp.	32,400	530,198
Olympus Corp.	8,100	279,513
Suzuken Co., Ltd.	13,930	444,284
Terumo Corp.	11,300	484,711
		3,169,330
Household & Personal Products 0.2%
Kao Corp.	24,000	1,292,477
Shiseido Co., Ltd.	21,200	593,956
Unicharm Corp.	12,900	265,245
		2,151,678
Insurance 0.4%
Japan Post Holdings Co., Ltd.	7,700	101,694
MS&AD Insurance Group Holdings, Inc.	24,390	702,718
Sompo Japan Nipponkoa Holdings, Inc.	23,000	742,884
T&D Holdings, Inc.	39,450	402,311
The Dai-ichi Life Insurance Co., Ltd.	50,600	653,778
Tokio Marine Holdings, Inc.	32,600	1,261,855
		3,865,240
Materials 1.8%
Air Water, Inc.	17,000	289,057
Asahi Kasei Corp.	156,000	1,179,129
Daicel Corp.	19,200	215,316
Denka Co., Ltd.	63,000	273,204
DIC Corp.	11,500	271,351
Dowa Holdings Co., Ltd.	30,000	158,142
JFE Holdings, Inc.	101,100	1,317,629
JSR Corp.	19,200	262,253
Kaneka Corp.	31,000	233,461
Kobe Steel Ltd.	714,000	617,882
Kuraray Co., Ltd.	34,200	431,332
Mitsubishi Chemical Holdings Corp.	209,100	1,129,453
Mitsubishi Materials Corp.	154,000	404,703
Mitsui Chemicals, Inc.	134,000	566,796
Mitsui Mining & Smelting Co., Ltd.	128,000	242,923
Nippon Paper Industries Co., Ltd.	21,400	389,369
Nippon Steel & Sumitomo Metal Corp.	96,600	1,816,039
Nitto Denko Corp.	10,700	717,123
Oji Holdings Corp.	126,000	525,463
Shin-Etsu Chemical Co., Ltd.	24,200	1,651,385
Showa Denko K.K.	31,100	316,973
Sumitomo Chemical Co., Ltd.	162,000	717,007
Sumitomo Metal Mining Co., Ltd.	57,000	685,133
Taiheiyo Cement Corp.	132,000	377,248
Teijin Ltd.	130,000	488,947
Toray Industries, Inc.	103,000	938,319
Tosoh Corp.	61,000	309,503
Security	Number of Shares	Value ($)
Toyo Seikan Group Holdings Ltd.	22,700	442,248
Ube Industries Ltd.	189,000	329,511
		17,296,899
Media 0.1%
Dentsu, Inc.	11,901	568,566
Hakuhodo DY Holdings, Inc.	29,800	347,802
		916,368
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	101,100	1,684,501
Chugai Pharmaceutical Co., Ltd.	7,500	280,286
Daiichi Sankyo Co., Ltd.	44,900	1,070,705
Eisai Co., Ltd.	11,100	649,033
Kyowa Hakko Kirin Co., Ltd.	14,000	244,605
Mitsubishi Tanabe Pharma Corp.	12,700	237,075
Otsuka Holdings Co., Ltd.	27,800	1,321,610
Shionogi & Co., Ltd.	7,700	399,382
Takeda Pharmaceutical Co., Ltd.	50,900	2,268,015
		8,155,212
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	5,300	889,975
Daiwa House Industry Co., Ltd.	34,500	967,409
Mitsubishi Estate Co., Ltd.	36,800	684,391
Mitsui Fudosan Co., Ltd.	33,000	714,308
Sumitomo Realty & Development Co., Ltd.	18,500	478,673
		3,734,756
Retailing 0.4%
Don Quijote Holdings Co., Ltd.	6,600	259,031
Fast Retailing Co., Ltd.	1,600	516,331
Isetan Mitsukoshi Holdings Ltd.	38,900	382,232
J. Front Retailing Co., Ltd.	30,400	350,794
K's Holdings Corp.	19,800	365,981
Nitori Holdings Co., Ltd.	3,300	410,429
Shimamura Co., Ltd.	3,500	510,624
Takashimaya Co., Ltd.	44,000	333,361
Yamada Denki Co., Ltd.	166,400	877,438
		4,006,221
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	8,600	365,939
Tokyo Electron Ltd.	9,200	790,412
		1,156,351
Software & Services 0.3%
Fujitsu Ltd.	369,000	1,531,897
Nintendo Co., Ltd.	5,530	1,147,848
NTT Data Corp.	10,800	535,930
		3,215,675
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	9,500	211,596
Brother Industries Ltd.	30,600	347,740
Canon, Inc.	116,700	3,311,885
FUJIFILM Holdings Corp.	40,000	1,435,138
Hitachi Ltd.	832,000	3,801,510
Ibiden Co., Ltd.	19,600	250,210
Japan Display, Inc. *	86,900	155,991
Keyence Corp.	573	404,179
Konica Minolta, Inc.	61,600	495,055
Kyocera Corp.	26,300	1,245,983

8

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Murata Manufacturing Co., Ltd.	5,700	695,979
NEC Corp.	446,000	1,217,966
Nippon Electric Glass Co., Ltd.	79,000	358,635
Omron Corp.	16,000	530,601
Ricoh Co., Ltd.	106,500	940,616
Seiko Epson Corp.	26,700	469,774
TDK Corp.	10,700	656,512
		16,529,370
Telecommunication Services 1.5%
KDDI Corp.	123,200	3,780,652
Nippon Telegraph & Telephone Corp.	104,408	4,961,442
NTT DOCOMO, Inc.	118,300	3,213,541
SoftBank Group Corp.	50,500	2,779,743
		14,735,378
Transportation 1.2%
ANA Holdings, Inc.	114,000	325,417
Central Japan Railway Co.	9,800	1,821,559
East Japan Railway Co.	22,918	2,102,261
Hankyu Hanshin Holdings, Inc.	14,400	535,728
Kawasaki Kisen Kaisha Ltd. (b)	202,000	495,824
Kintetsu Group Holdings Co., Ltd.	93,000	401,769
Mitsui O.S.K. Lines Ltd.	239,000	509,021
Nagoya Railroad Co., Ltd.	65,000	365,144
Nippon Express Co., Ltd.	138,000	696,132
Nippon Yusen K.K.	349,000	617,640
Odakyu Electric Railway Co., Ltd.	27,000	319,652
Seino Holdings Co., Ltd.	27,300	278,020
Tobu Railway Co., Ltd.	66,000	355,871
Tokyu Corp.	55,000	452,013
West Japan Railway Co.	14,863	919,382
Yamato Holdings Co., Ltd.	36,400	895,726
		11,091,159
Utilities 0.9%
Chubu Electric Power Co., Inc.	89,900	1,320,779
Electric Power Development Co., Ltd.	13,400	307,961
Hokuriku Electric Power Co.	25,500	302,479
Kyushu Electric Power Co., Inc.	45,400	425,357
Osaka Gas Co., Ltd.	230,000	928,243
Shikoku Electric Power Co., Inc.	17,400	181,727
The Chugoku Electric Power Co., Inc.	39,000	489,759
The Kansai Electric Power Co., Inc. *	96,700	899,745
Toho Gas Co., Ltd.	41,000	360,814
Tohoku Electric Power Co., Inc.	57,900	743,849
Tokyo Electric Power Co. Holdings, Inc. *	320,900	1,258,654
Tokyo Gas Co., Ltd.	274,000	1,166,392
		8,385,759
		206,148,201
Luxembourg 0.5%
Energy 0.1%
Tenaris S.A.	45,009	603,469
Security	Number of Shares	Value ($)
Materials 0.3%
ArcelorMittal *	523,221	3,389,362
Media 0.1%
RTL Group S.A. *	3,426	292,087
SES S.A.	18,539	406,249
		698,336
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	8,428	450,003
		5,141,170
Netherlands 5.9%
Banks 0.2%
ING Groep N.V.	179,334	2,004,955
Capital Goods 0.2%
Boskalis Westminster N.V.	7,014	257,786
Koninklijke Philips N.V.	81,626	2,170,988
		2,428,774
Commercial & Professional Supplies 0.2%
Randstad Holding N.V.	11,252	484,059
RELX N.V.	35,644	642,283
Wolters Kluwer N.V.	13,738	578,008
		1,704,350
Diversified Financials 0.0%
SNS Reaal N.V. (a)(b)(f)	124,822	—
Energy 3.7%
Fugro N.V. CVA *	14,293	252,637
Royal Dutch Shell plc, A Shares	716,575	18,666,174
Royal Dutch Shell plc, B Shares	620,110	16,494,130
		35,412,941
Food & Staples Retailing 0.5%
Koninklijke Ahold Delhaize N.V.	183,730	4,386,404
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	7,831	656,123
Heineken N.V.	9,465	893,264
		1,549,387
Household & Personal Products 0.3%
Unilever N.V. CVA	71,092	3,293,291
Insurance 0.1%
Aegon N.V.	164,022	664,114
Delta Lloyd N.V.	56,225	200,625
NN Group N.V.	6,660	179,639
		1,044,378
Materials 0.2%
Akzo Nobel N.V.	18,468	1,193,824
Koninklijke DSM N.V.	17,905	1,145,990
		2,339,814
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	6,327	694,708
NXP Semiconductors N.V. *	3,362	282,711
		977,419
Software & Services 0.0%
Gemalto N.V.	3,348	220,643

    9

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Koninklijke KPN N.V.	393,183	1,293,217
VimpelCom Ltd. ADR	61,167	249,561
		1,542,778
		56,905,134
New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	84,713	592,984
Telecommunication Services 0.1%
Spark New Zealand Ltd.	253,756	724,027
		1,317,011
Norway 0.9%
Banks 0.1%
DNB A.S.A.	65,832	726,994
Energy 0.5%
Statoil A.S.A.	279,732	4,447,026
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	22,484	383,467
Orkla A.S.A.	65,200	606,539
		990,006
Materials 0.1%
Norsk Hydro A.S.A.	175,050	750,580
Yara International A.S.A.	20,676	674,064
		1,424,644
Telecommunication Services 0.1%
Telenor A.S.A.	69,790	1,168,393
		8,757,063
Portugal 0.2%
Energy 0.1%
Galp Energia, SGPS, S.A.	51,413	704,255
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	16,366	274,113
Utilities 0.1%
EDP - Energias de Portugal S.A.	360,208	1,235,601
		2,213,969
Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	82,556	954,417
Oversea-Chinese Banking Corp., Ltd.	145,097	935,946
United Overseas Bank Ltd.	65,052	892,600
		2,782,963
Capital Goods 0.1%
Keppel Corp., Ltd.	157,300	622,439
Sembcorp Industries Ltd.	121,400	253,734
		876,173
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	212,066	492,008
Media 0.0%
Singapore Press Holdings Ltd.	111,600	315,907
Security	Number of Shares	Value ($)
Real Estate 0.0%
CapitaLand Ltd.	101,500	240,995
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	11,600	340,805
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	56,146	711,370
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	490,186	1,537,167
Transportation 0.1%
ComfortDelGro Corp., Ltd.	126,100	266,624
Singapore Airlines Ltd.	63,370	519,429
		786,053
		8,083,441
Spain 3.9%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	535,803	3,127,990
Banco De Sabadell S.A.	286,973	392,429
Banco Popular Espanol S.A.	276,234	386,911
Banco Santander S.A.	2,437,502	10,347,893
CaixaBank S.A.	194,573	488,569
		14,743,792
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	24,508	702,777
Ferrovial S.A.	29,129	602,922
		1,305,699
Energy 0.4%
Repsol S.A.	308,849	3,912,068
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	49,303	307,496
Insurance 0.1%
Mapfre S.A.	150,862	369,214
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	8,000	175,372
Retailing 0.1%
Industria de Diseno Textil S.A.	30,942	1,070,090
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	10,989	515,941
Telecommunication Services 0.8%
Telefonica S.A.	786,849	7,707,033
Transportation 0.1%
Abertis Infraestructuras S.A.	40,584	638,437
Utilities 0.7%
Acciona S.A.	3,976	293,476
Enagas S.A.	11,896	362,672
Endesa S.A.	62,451	1,311,920
Gas Natural SDG S.A.	37,780	781,468
Iberdrola S.A.	495,528	3,404,738
Red Electrica Corp. S.A.	17,996	412,194
		6,566,468
		37,311,610

10

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sweden 2.1%
Banks 0.4%
Nordea Bank AB	178,740	1,592,514
Skandinaviska Enskilda Banken AB, A Shares	62,553	548,469
Svenska Handelsbanken AB, A Shares	64,832	779,477
Swedbank AB, A Shares	49,169	1,032,285
		3,952,745
Capital Goods 0.7%
Alfa Laval AB	18,018	283,976
Assa Abloy AB, Class B	27,693	607,531
Atlas Copco AB, A Shares	32,285	906,293
Atlas Copco AB, B Shares	15,780	403,506
NCC AB, B Shares	7,976	192,352
Sandvik AB	92,417	990,224
Skanska AB, B Shares	33,612	714,539
SKF AB, B Shares	32,923	521,607
Trelleborg AB, B Shares	14,097	256,951
Volvo AB, A Shares	15,839	168,300
Volvo AB, B Shares	142,014	1,513,256
		6,558,535
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	26,104	429,512
Consumer Durables & Apparel 0.1%
Bonava AB *	1,877	21,870
Electrolux AB, B Shares	19,280	522,338
		544,208
Food, Beverage & Tobacco 0.0%
Swedish Match AB	11,700	426,814
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	11,563	234,371
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	34,463	1,024,539
Materials 0.1%
Boliden AB	28,350	623,986
SSAB AB, A Shares *	32,089	100,907
SSAB AB, B Shares *	48,511	120,057
		844,950
Retailing 0.2%
Hennes & Mauritz AB, B Shares	48,874	1,475,899
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	6,106	240,856
Telefonaktiebolaget LM Ericsson, B Shares	293,233	2,186,750
		2,427,606
Telecommunication Services 0.2%
Tele2 AB, B Shares	87,265	737,252
Telia Co. AB	330,569	1,508,441
		2,245,693
		20,164,872
Security	Number of Shares	Value ($)
Switzerland 6.1%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	154,056	3,272,470
Geberit AG - Reg'd	1,017	392,214
Schindler Holding AG	1,497	287,029
Schindler Holding AG - Reg'd	150	28,965
Wolseley plc	20,409	1,137,973
		5,118,651
Commercial & Professional Supplies 0.1%
Adecco Group AG	14,676	805,507
SGS S.A. - Reg'd	249	550,848
		1,356,355
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	21,791	1,324,718
The Swatch Group AG - Bearer Shares	1,681	440,160
The Swatch Group AG - Reg'd	3,510	179,181
		1,944,059
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	114,795	1,320,110
Julius Baer Group Ltd. *	4,471	183,329
UBS Group AG - Reg’d	74,796	1,028,229
		2,531,668
Food, Beverage & Tobacco 1.3%
Aryzta AG *	7,355	276,320
Chocoladefabriken Lindt & Spruengli AG	20	117,599
Chocoladefabriken Lindt & Spruengli AG - Reg'd	2	141,302
Coca-Cola HBC AG CDI *	16,087	332,589
Nestle S.A. - Reg'd	143,564	11,504,153
		12,371,963
Insurance 0.6%
Baloise Holding AG - Reg'd	2,413	271,598
Swiss Life Holding AG - Reg'd *	1,536	350,377
Swiss Re AG	26,220	2,197,931
Zurich Insurance Group AG *	13,301	3,193,476
		6,013,382
Materials 1.2%
Clariant AG - Reg'd *	13,413	233,307
Givaudan S.A. - Reg'd	281	577,102
Glencore plc *	2,886,242	7,123,588
LafargeHolcim Ltd. - Reg'd *	26,239	1,247,688
Sika AG	91	426,311
Syngenta AG - Reg'd	3,952	1,554,263
		11,162,259
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actelion Ltd. - Reg'd *	1,464	259,321
Lonza Group AG - Reg'd *	1,803	339,541
Novartis AG - Reg'd	102,132	8,471,149
Roche Holding AG	25,705	6,561,663
Roche Holding AG - Bearer Shares	949	244,288
		15,875,962

    11

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	81,783	597,661
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	17,615	1,061,832
Telecommunication Services 0.1%
Swisscom AG - Reg'd	1,768	869,766
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	3,093	433,843
		59,337,401
United Kingdom 15.6%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V.	97,385	628,240
GKN plc	122,751	469,828
		1,098,068
Banks 1.9%
Barclays plc	1,513,163	3,085,278
HSBC Holdings plc	1,577,936	10,342,885
Lloyds Banking Group plc	3,107,650	2,185,762
Royal Bank of Scotland Group plc *	198,968	506,419
Standard Chartered plc	283,570	2,267,460
		18,387,804
Capital Goods 0.8%
Ashtead Group plc	15,663	247,903
BAE Systems plc	253,510	1,789,927
Balfour Beatty plc *	102,203	299,804
Bunzl plc	14,776	462,307
Carillion plc	59,926	211,801
CNH Industrial N.V.	83,188	594,081
Cobham plc	104,490	236,900
DCC plc	5,113	456,285
IMI plc	20,176	286,261
Meggitt plc	50,249	291,039
Rolls-Royce Holdings plc *	160,628	1,680,747
Smiths Group plc	28,368	474,180
The Weir Group plc	19,010	368,332
Travis Perkins plc	16,713	344,857
		7,744,424
Commercial & Professional Supplies 0.2%
Aggreko plc	21,981	374,240
Babcock International Group plc	20,706	265,565
Capita plc	22,946	291,359
G4S plc	148,938	366,976
Intertek Group plc	5,564	266,941
RELX plc	35,383	671,880
		2,236,961
Consumer Durables & Apparel 0.1%
Barratt Developments plc	29,373	170,084
Burberry Group plc	22,598	394,297
Persimmon plc	8,654	193,223
Taylor Wimpey plc	75,846	155,203
The Berkeley Group Holdings plc	4,655	165,117
		1,077,924
Security	Number of Shares	Value ($)
Consumer Services 0.3%
Carnival plc	8,041	386,775
Compass Group plc	80,297	1,525,467
InterContinental Hotels Group plc	9,828	392,928
Whitbread plc	5,529	282,336
William Hill plc	48,035	203,187
		2,790,693
Diversified Financials 0.1%
3i Group plc	30,853	252,002
Investec plc	28,219	167,967
Man Group plc	211,386	324,283
		744,252
Energy 2.6%
Amec Foster Wheeler plc	54,716	323,838
BP plc	4,129,858	23,365,280
John Wood Group plc	42,033	367,735
Petrofac Ltd.	21,439	211,981
Subsea 7 S.A. *	40,679	439,656
Tullow Oil plc *	97,906	257,855
		24,966,345
Food & Staples Retailing 0.7%
Booker Group plc	122,114	281,132
J. Sainsbury plc	354,071	1,050,723
Tesco plc *	1,811,201	3,734,372
WM Morrison Supermarkets plc	679,123	1,668,933
		6,735,160
Food, Beverage & Tobacco 1.4%
Associated British Foods plc	14,578	518,934
British American Tobacco plc	93,640	5,976,555
Coca-Cola European Partners plc	5,843	218,119
Diageo plc	88,905	2,547,720
Imperial Brands plc	48,884	2,576,038
SABMiller plc	26,724	1,561,486
Tate & Lyle plc	44,306	423,998
		13,822,850
Health Care Equipment & Services 0.1%
Smith & Nephew plc	32,995	542,736
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	20,579	1,995,341
Unilever plc	56,612	2,648,482
		4,643,823
Insurance 0.6%
Admiral Group plc	10,625	304,107
Aviva plc	196,544	1,012,111
Direct Line Insurance Group plc	98,078	453,815
Legal & General Group plc	229,040	623,073
Old Mutual plc	307,460	855,591
Phoenix Group Holdings	18,052	191,485
Prudential plc	74,288	1,309,583
RSA Insurance Group plc	74,554	490,258
Standard Life plc	121,407	486,059
Willis Towers Watson plc	3,564	440,582
		6,166,664
Materials 1.6%
Anglo American plc	387,923	4,248,593
Antofagasta plc	59,514	393,910

12

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
BHP Billiton plc	322,205	4,062,531
DS Smith plc	39,992	207,410
Johnson Matthey plc	20,185	874,759
Mondi plc	22,252	450,318
Rio Tinto plc	148,866	4,831,030
		15,068,551
Media 0.5%
Informa plc	28,092	265,411
ITV plc	109,947	285,085
Liberty Global plc, Class A *	10,420	330,418
Liberty Global plc, Series C *	28,948	895,941
Pearson plc	72,531	847,405
Sky plc	49,647	604,620
WPP plc	54,786	1,229,262
		4,458,142
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	99,847	6,684,574
GlaxoSmithKline plc	330,806	7,387,897
		14,072,471
Real Estate 0.0%
Land Securities Group plc	23,026	333,335
Retailing 0.4%
Debenhams plc	180,435	133,901
Home Retail Group plc	325,842	664,704
Inchcape plc	41,580	370,741
Kingfisher plc	257,354	1,142,826
Marks & Spencer Group plc	166,764	705,068
Next plc	6,958	462,603
		3,479,843
Software & Services 0.0%
The Sage Group plc	49,383	465,652
Telecommunication Services 1.1%
BT Group plc	363,397	1,985,395
Inmarsat plc	21,247	219,686
Vodafone Group plc	2,809,632	8,535,328
		10,740,409
Transportation 0.1%
easyJet plc	11,985	164,853
FirstGroup plc *	295,053	391,187
International Consolidated Airlines Group S.A.	32,160	172,687
Royal Mail plc	79,902	538,791
		1,267,518
Utilities 1.0%
Centrica plc	800,741	2,553,994
Drax Group plc	79,113	357,834
National Grid plc	236,890	3,396,724
Pennon Group plc	23,128	276,040
Severn Trent plc	14,011	453,987
SSE plc	104,607	2,099,785
United Utilities Group plc	39,581	532,487
		9,670,851
		150,514,476
Security	Number of Shares	Value ($)
United States 0.1%
Automobiles & Components 0.1%
Autoliv, Inc.	5,407	572,061
Total Common Stock
(Cost $1,036,637,191)		950,965,536

Preferred Stock 0.7% of net assets
Germany 0.6%
Automobiles & Components 0.4%
Bayerische Motoren Werke AG	5,901	427,699
Volkswagen AG	25,395	3,572,905
		4,000,604
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,290	908,376
Materials 0.0%
Fuchs Petrolub SE	4,564	192,715
Utilities 0.1%
RWE AG, Non Voting Shares	18,565	240,975
		5,342,670
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	69,978	146,178
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP *	1,178,447	821,560
		967,738
Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	3,000	50,554
Total Preferred Stock
(Cost $7,611,817)		6,360,962

Other Investment Company 0.3% of net assets
United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	2,672,886	2,672,886
Total Other Investment Company
(Cost $2,672,886)		2,672,886
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.5% of net assets
Time Deposits 0.5%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 08/01/16 (e)	61,980	82,027

    13

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Australian Dollar
0.73%, 08/01/16 (e)	13,408	10,189
Danish Krone
(0.70%), 08/01/16 (e)	34,214	5,142
Euro
(0.53%), 08/01/16 (e)	13,433	15,018
Hong Kong Dollar
0.01%, 08/01/16 (e)	60,955	7,857
Japanese Yen
(0.40%), 08/01/16 (e)	2,018,605	19,783
New Zealand Dollar
1.10%, 08/01/16 (e)	702	507
Norwegian Krone
0.08%, 08/01/16 (e)	2,372	281
Swedish Krone
(1.15%), 08/01/16 (e)	70,896	8,285
Swiss Franc
(1.45%), 08/02/16 (e)	7,349	7,583
HSBC
Singapore Dollar
0.05%, 08/01/16 (e)	68,496	51,090
Royal Bank of Canada
Canadian Dollar
0.03%, 08/02/16 (e)	113,303	86,779
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 08/01/16 (e)	4,755,099	4,755,099
Total Short-Term Investments
(Cost $5,049,640)		5,049,640

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $1,068,613,739 and the unrealized appreciation and depreciation were $57,021,145 and ($160,585,860), respectively, with a net unrealized depreciation of ($103,564,715).
At 07/31/16, the values of certain foreign securities held by the fund aggregating $869,475,943 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $41,565 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,491,341.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $69,839 or 0.0% of net assets.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	70	5,880,700	92,508

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$205,985,777	$—	$205,985,777
Australia [1]	—	48,705,302	— *	48,705,302
Materials	—	14,029,555	286,510	14,316,065
Canada [1]	74,587,417	—	— *	74,587,417
France [1]	—	76,046,616	—	76,046,616
Energy	203,580	19,496,747	—	19,700,327
Ireland [1]	—	4,240,916	—	4,240,916
Technology Hardware & Equipment	1,518,863	—	—	1,518,863
Israel [1]	—	3,876,276	—	3,876,276
Software & Services	262,391	—	—	262,391
14

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Japan [1]	$—	$175,750,881	$—	$175,750,881
Automobiles & Components	—	29,882,176	515,144	30,397,320
Netherlands [1]	—	13,673,750	—	13,673,750
Banks	2,004,955	—	—	2,004,955
Diversified Financials	—	—	— *	—
Energy	252,637	35,160,304	—	35,412,941
Household & Personal Products	3,293,291	—	—	3,293,291
Semiconductors & Semiconductor Equipment	282,711	694,708	—	977,419
Telecommunication Services	249,561	1,293,217	—	1,542,778
Singapore [1]	—	7,372,071	—	7,372,071
Technology Hardware & Equipment	711,370	—	—	711,370
Sweden [1]	—	19,620,664	—	19,620,664
Consumer Durables & Apparel	21,870	522,338	—	544,208
Switzerland [1]	—	45,903,606	—	45,903,606
Food, Beverage & Tobacco	141,302	12,230,661	—	12,371,963
Technology Hardware & Equipment	1,061,832	—	—	1,061,832
United Kingdom[1]	—	126,066,820	—	126,066,820
Food, Beverage & Tobacco	218,119	13,604,731	—	13,822,850
Insurance	440,582	5,726,082	—	6,166,664
Media	1,226,359	3,231,783	—	4,458,142
United States[1]	572,061	—	—	572,061
Preferred Stock[1]	—	6,360,962	—	6,360,962
Other Investment Company[1]	2,672,886	—	—	2,672,886
Short-Term Investments[1]	—	5,049,640	—	5,049,640
Total	$89,721,787	$874,525,583	$801,654	$965,049,024
Other Financial Instruments
Futures Contracts[2]	$92,508	$—	$—	$92,508
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Common Stock
Australia	$—	$1,889	($417,046)	$396,150	($41,780)	$347,297	$—	$286,510
Canada	—	—	(293,645)	66,232	—	227,413	—	—
Japan	—	8,902	97,619	—	(93,615)	502,238	—	515,144
Preferred Stock
United Kingdom	21,162	(462)	3	—	(20,703)	—	—	—
Total	$21,162	$10,329	($613,069)	$462,382	($156,098)	$1,076,948	$—	$801,654
    15

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016. The transfers in the amount of $222,582 from Level 2 to Level 1 were primarily due to the use of international fair valuation by the fund. The transfers in the amount $227,413 and $849,535 from Level 1 to Level 3 and from Level 2 to Level 3, respectively, are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs
16

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	404,760,169	452,056,483
0.3%	Preferred Stock	1,185,002	1,250,057
3.9%	Other Investment Companies	17,314,242	17,695,328
0.0%	Rights	11,680	10,715
0.2%	Short-Term Investments	1,160,551	1,160,551
102.8%	Total Investments	424,431,644	472,173,134
(2.8%)	Other Assets and Liabilities, Net		(12,938,612)
100.0%	Net Assets		459,234,522

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets
Australia 6.7%
Banks 0.1%
Bank of Queensland Ltd.	55,183	443,945
Genworth Mortgage Insurance Australia Ltd.	30,722	68,723
		512,668
Capital Goods 0.4%
GWA Group Ltd.	139,924	224,127
Monadelphous Group Ltd.	87,480	701,511
Seven Group Holdings Ltd.	48,207	251,801
UGL Ltd. *	356,658	667,320
		1,844,759
Commercial & Professional Supplies 0.5%
ALS Ltd.	181,668	705,307
Cleanaway Waste Management Ltd.	641,814	417,179
McMillan Shakespeare Ltd.	3,119	33,450
Mineral Resources Ltd.	59,799	448,439
Programmed Maintenance Services Ltd.	46,459	72,973
SAI Global Ltd.	54,491	147,528
SEEK Ltd.	22,255	283,182
Spotless Group Holdings Ltd.	282,757	256,822
		2,364,880
Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	37,517	286,830
Consumer Services 0.5%
Ardent Leisure Group	119,702	193,187
Aristocrat Leisure Ltd.	27,278	331,071
Crown Resorts Ltd.	73,118	728,670
Security	Number of Shares	Value ($)
Flight Centre Travel Group Ltd. (a)	10,550	258,546
InvoCare Ltd.	13,642	151,970
Navitas Ltd.	59,139	267,071
The Star Entertainment Grp Ltd.	133,544	603,186
		2,533,701
Diversified Financials 0.4%
ASX Ltd.	18,912	715,259
Challenger Ltd.	60,786	439,537
IOOF Holdings Ltd. (a)	42,924	295,352
Perpetual Ltd.	6,810	235,783
		1,685,931
Energy 0.2%
AWE Ltd. *	276,841	190,016
Beach Energy Ltd.	560,747	242,431
Washington H Soul Pattinson & Co., Ltd.	3,698	48,933
Whitehaven Coal Ltd. *	425,404	549,885
		1,031,265
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	39,166	184,718
GrainCorp Ltd., Class A	95,488	616,116
Treasury Wine Estates Ltd.	97,559	716,607
		1,517,441
Health Care Equipment & Services 0.8%
Ansell Ltd.	25,146	370,510
Australian Pharmaceutical Industries Ltd.	218,886	319,826
Cochlear Ltd.	5,863	592,346
Healthscope Ltd.	94,466	212,759
Primary Health Care Ltd.	204,097	634,960
Ramsay Health Care Ltd.	10,790	646,382
Sigma Pharmaceuticals Ltd.	919,164	905,261
		3,682,044
Insurance 0.1%
nib Holdings Ltd.	98,994	348,384
Materials 0.7%
Adelaide Brighton Ltd.	101,944	458,146
DuluxGroup Ltd.	48,257	243,769
Nufarm Ltd.	54,494	343,584
OceanaGold Corp.	76,472	276,451
Orora Ltd.	229,573	502,988
OZ Minerals Ltd.	201,076	984,484
Resolute Mining Ltd. *	46,159	59,594
Western Areas Ltd.	71,492	150,243
		3,019,259
Media 0.5%
APN News & Media Ltd. *	68,240	213,703
Event Hospitality and Entertainment Ltd.	17,634	198,361
Fairfax Media Ltd.	1,049,992	838,884
Nine Entertainment Co. Holdings Ltd.	194,466	162,183

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NZME Ltd. *	68,240	41,228
Seven West Media Ltd.	638,210	503,813
Southern Cross Media Group Ltd.	258,699	248,339
Village Roadshow Ltd.	32,125	131,515
		2,338,026
Real Estate 0.8%
Charter Hall Retail REIT	44,770	163,523
Cromwell Property Group	41,628	34,935
Dexus Property Group	114,740	852,137
Goodman Group	138,053	791,788
Investa Office Fund	67,331	234,519
The GPT Group	166,545	710,316
Vicinity Centres	263,723	694,949
		3,482,167
Retailing 0.7%
AP Eagers Ltd.	6,274	57,766
Automotive Holdings Group Ltd.	104,022	340,943
Harvey Norman Holdings Ltd.	144,178	530,407
JB Hi-Fi Ltd.	34,604	682,766
Myer Holdings Ltd.	841,909	855,793
Premier Investments Ltd.	21,575	266,132
Super Retail Group Ltd.	36,563	272,726
		3,006,533
Software & Services 0.2%
carsales.com Ltd.	19,598	189,514
Computershare Ltd.	78,767	531,833
IRESS Ltd.	17,270	148,464
		869,811
Telecommunication Services 0.0%
TPG Telecom Ltd.	2,586	25,279
Transportation 0.3%
Qantas Airways Ltd *	354,465	851,048
Qube Holdings Ltd.	83,475	161,698
Sydney Airport	96,201	553,990
Virgin Australia International Holdings (b)(f)	176,214	—
		1,566,736
Utilities 0.1%
AusNet Services	428,460	576,527
		30,692,241
Austria 0.8%
Capital Goods 0.2%
ANDRITZ AG	10,719	546,512
Zumtobel Group AG	9,096	138,046
		684,558
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,681	164,853
Insurance 0.1%
UNIQA Insurance Group AG	21,092	130,504
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,229	282,177
		412,681
Security	Number of Shares	Value ($)
Materials 0.2%
Lenzing AG	2,516	263,760
RHI AG	12,620	261,953
Wienerberger AG	29,956	462,130
		987,843
Real Estate 0.1%
BUWOG AG *	2,118	51,367
CA Immobilien Anlagen AG *	2,246	42,209
Conwert Immobilien Invest SE *	2,190	36,031
IMMOFINANZ AG *	131,272	285,804
		415,411
Semiconductors & Semiconductor Equipment 0.0%
ams AG	4,566	151,387
Technology Hardware & Equipment 0.0%
Austria Technologie & Systemtechnik AG	2,926	34,712
Telecommunication Services 0.1%
Telekom Austria AG *	39,607	233,093
Transportation 0.1%
Oesterreichische Post AG *	11,115	387,893
Utilities 0.0%
Verbund AG	14,332	224,440
		3,696,871
Belgium 1.1%
Capital Goods 0.0%
Cie d'Entreprises CFE	371	34,162
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,316	159,292
Gimv N.V.	5,608	304,683
		463,975
Energy 0.0%
Euronav N.V.	3,269	28,174
Health Care Equipment & Services 0.0%
AGFA-Gevaert N.V. *	18,561	66,910
Household & Personal Products 0.1%
Ontex Group N.V.	6,188	223,579
Materials 0.3%
Bekaert N.V.	16,124	738,926
Nyrstar N.V. *	32,872	299,667
Tessenderlo Chemie N.V. *	7,429	252,720
		1,291,313
Media 0.1%
Telenet Group Holding N.V. *	12,501	592,879
Real Estate 0.1%
Befimmo S.A.	2,802	190,430
Cofinimmo S.A.	2,490	311,122
		501,552
Retailing 0.0%
D'ieteren S.A./N.V.	2,923	128,080
Technology Hardware & Equipment 0.1%
Barco N.V.	3,874	298,112
EVS Broadcast Equipment S.A.	4,537	153,135
		451,247
Telecommunication Services 0.1%
Orange Belgium S.A. *	17,261	418,447

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
bpost S.A.	15,979	418,765
Utilities 0.1%
Elia System Operator S.A./N.V.	8,083	430,806
		5,049,889
Canada 8.4%
Automobiles & Components 0.1%
Linamar Corp.	9,232	366,480
Martinrea International, Inc.	27,671	184,593
		551,073
Banks 0.2%
Canadian Western Bank	14,739	284,699
Genworth MI Canada, Inc. (a)	12,805	341,983
Home Capital Group, Inc. (a)	10,370	220,640
Laurentian Bank of Canada	7,111	263,657
		1,110,979
Capital Goods 0.8%
Aecon Group, Inc.	29,272	389,875
Ag Growth International, Inc.	5,362	171,581
ATS Automation Tooling Systems, Inc. *	14,656	111,914
Bird Construction, Inc.	16,919	174,548
CAE, Inc.	42,919	572,626
MacDonald, Dettwiler & Associates Ltd.	4,799	314,775
New Flyer Industries, Inc.	7,192	228,322
Richelieu Hardware Ltd.	2,814	58,709
Russel Metals, Inc.	36,417	658,248
Toromont Industries Ltd. (a)	14,581	437,771
WSP Global, Inc.	9,623	288,472
		3,406,841
Commercial & Professional Supplies 0.6%
Morneau Shepell, Inc.	12,012	171,120
Ritchie Bros. Auctioneers, Inc.	9,355	310,245
Stantec, Inc.	13,348	339,719
Transcontinental, Inc., Class A	30,120	433,927
Waste Connections, Inc.	19,934	1,485,222
		2,740,233
Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	19,036	548,926
Gildan Activewear, Inc.	20,299	595,607
		1,144,533
Consumer Services 0.1%
EnerCare, Inc.	12,740	171,636
Great Canadian Gaming Corp. *	11,827	168,666
Restaurant Brands International, Inc.	1,500	67,116
		407,418
Diversified Financials 0.1%
AGF Management Ltd., Class B	91,846	358,760
TMX Group Ltd.	2,000	89,227
		447,987
Energy 1.7%
AltaGas Ltd.	22,349	569,316
Bankers Petroleum Ltd. *	125,281	193,825
Bonavista Energy Corp.	318,300	858,129
Security	Number of Shares	Value ($)
Bonterra Energy Corp.	8,422	159,648
Canadian Energy Services & Technology Corp.	45,142	121,702
Canyon Services Group, Inc.	39,295	145,665
Crew Energy, Inc. *	37,116	157,203
Enerflex Ltd.	39,649	346,794
Ensign Energy Services, Inc.	101,689	561,542
Gran Tierra Energy, Inc. *	107,051	296,806
MEG Energy Corp. *	37,762	159,939
Mullen Group Ltd.	39,892	479,688
Parex Resources, Inc. *	4,100	39,755
Parkland Fuel Corp.	34,362	609,786
Pason Systems, Inc.	14,596	195,523
Peyto Exploration & Development Corp.	17,602	500,160
Precision Drilling Corp.	151,000	644,177
Secure Energy Services, Inc.	24,931	149,893
ShawCor Ltd.	25,396	579,246
Tourmaline Oil Corp. *	8,177	209,490
Trinidad Drilling Ltd. (a)	170,496	301,647
Veresen, Inc.	44,896	379,965
Whitecap Resources, Inc.	7,500	55,662
		7,715,561
Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., Class A	26,914	389,801
The North West Co., Inc.	16,215	378,783
		768,584
Food, Beverage & Tobacco 0.2%
Cott Corp.	26,500	394,968
Maple Leaf Foods, Inc.	25,163	572,776
		967,744
Health Care Equipment & Services 0.0%
Chartwell Retirement Residences	2,800	34,012
Extendicare, Inc.	7,900	49,676
Medical Facilities Corp.	2,386	39,473
		123,161
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	18,324	596,462
Materials 2.0%
Alamos Gold, Inc., Class A	36,230	338,256
Canam Group, Inc.	3,574	28,769
Canfor Corp. *	22,595	268,236
Cascades, Inc.	45,119	337,965
CCL Industries, Inc., Class B	1,738	311,087
Centerra Gold, Inc.	61,077	360,198
Chemtrade Logistics Income Fund	16,481	229,862
Dominion Diamond Corp.	15,887	145,893
Eldorado Gold Corp.	143,308	587,215
Franco-Nevada Corp.	6,282	484,363
HudBay Minerals, Inc.	59,156	294,953
IAMGOLD Corp. *	291,768	1,506,159
Interfor Corp. *	17,095	189,195
Intertape Polymer Group, Inc.	2,485	40,102
Labrador Iron Ore Royalty Corp. (a)	14,216	162,885
Lundin Mining Corp. *	121,125	506,524

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nevsun Resources Ltd.	56,565	187,156
New Gold, Inc. *	76,492	397,209
Norbord, Inc.	1,500	37,797
Pan American Silver Corp.	43,430	847,545
Resolute Forest Products, Inc. *	83,130	458,878
SEMAFO, Inc. *	56,800	305,828
Silver Wheaton Corp.	30,362	847,620
Stella-Jones, Inc.	800	28,522
Western Forest Products, Inc.	29,595	48,507
		8,950,724
Media 0.4%
Aimia, Inc.	57,299	376,976
Cineplex, Inc.	11,260	438,792
Cogeco Communications, Inc.	5,131	252,531
Corus Entertainment, Inc., Class B	37,643	371,918
Entertainment One Ltd.	71,787	187,448
		1,627,665
Real Estate 0.6%
Artis Real Estate Investment Trust	14,173	148,173
Boardwalk Real Estate Investment Trust (a)	4,077	175,146
Canadian Apartment Properties REIT	6,999	175,022
Canadian Real Estate Investment Trust	5,151	197,455
Colliers International Group, Inc.	3,634	150,019
Cominar Real Estate Investment Trust	15,413	211,071
Dream Global Real Estate Investment Trust	6,980	48,595
Dream Office Real Estate Investment Trust	13,617	197,322
First Capital Realty, Inc.	14,678	260,700
Granite Real Estate Investment Trust	7,204	224,234
H&R Real Estate Investment Trust	19,004	338,408
RioCan Real Estate Investment Trust	23,920	530,924
Smart Real Estate Investment Trust	8,925	263,242
		2,920,311
Retailing 0.1%
AutoCanada, Inc.	2,300	37,434
Hudson's Bay Co.	28,300	355,687
Uni-Select, Inc.	10,320	251,746
		644,867
Semiconductors & Semiconductor Equipment 0.0%
Canadian Solar, Inc. *	2,219	31,510
Software & Services 0.2%
Constellation Software, Inc.	488	198,657
DH Corp.	12,291	303,592
Open Text Corp.	6,675	406,742
		908,991
Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	6,476	191,306
Security	Number of Shares	Value ($)
Transportation 0.3%
Air Canada *	22,136	152,416
Exchange Income Corp.	7,130	183,977
Student Transportation, Inc.	6,092	32,055
TransForce, Inc.	29,770	583,475
WestJet Airlines Ltd.	5,942	104,673
Westshore Terminals Investment Corp.	15,056	219,328
		1,275,924
Utilities 0.4%
Algonquin Power & Utilities Corp.	4,300	40,212
Capital Power Corp.	38,799	624,041
Hydro One Ltd. (c)	2,300	45,678
Innergex Renewable Energy, Inc.	2,900	34,738
Just Energy Group, Inc.	40,914	254,136
Northland Power, Inc.	15,546	292,072
Superior Plus Corp.	70,043	612,102
Valener, Inc.	2,957	51,093
		1,954,072
		38,485,946
Denmark 1.3%
Banks 0.1%
Jyske Bank A/S - Reg'd	6,622	275,353
Sydbank A/S	10,764	289,057
		564,410
Capital Goods 0.4%
FLSmidth & Co. A/S (a)	18,947	761,867
NKT Holding A/S	8,052	415,701
Per Aarsleff Holding A/S	4,807	112,754
Rockwool International A/S, B Shares	1,956	370,341
		1,660,663
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	3,667	168,667
Schouw & Co.	3,381	196,197
		364,864
Health Care Equipment & Services 0.1%
GN Store Nord A/S	19,208	362,788
William Demant Holding A/S *	9,710	198,280
		561,068
Insurance 0.1%
Topdanmark A/S *	8,225	203,948
Tryg A/S	14,857	276,953
		480,901
Materials 0.2%
Chr. Hansen Holding A/S	4,723	297,034
Novozymes A/S, B Shares	14,132	693,589
		990,623
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	8,756	355,928
Retailing 0.0%
Matas A/S	7,086	125,094
Software & Services 0.1%
SimCorp A/S	2,930	151,731

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
D/S Norden A/S *(a)	19,394	290,306
Dfds A/S	5,443	248,780
		539,086
		5,794,368
Finland 1.7%
Capital Goods 0.7%
Cargotec Oyj, B Shares	11,090	497,368
Cramo Oyj	10,093	238,411
Konecranes Oyj	14,639	441,288
Outotec Oyj *	93,923	454,610
PKC Group Oyj	8,078	149,467
Ramirent Oyj	27,104	229,751
Uponor Oyj	12,648	235,158
Valmet Oyj	32,564	425,454
Yit Oyj	92,159	625,698
		3,297,205
Commercial & Professional Supplies 0.1%
Caverion Corp.	36,876	243,347
Lassila & Tikanoja Oyj	9,548	190,970
		434,317
Consumer Durables & Apparel 0.1%
Amer Sports Oyj	16,791	476,702
Materials 0.5%
Huhtamaki Oyj	15,413	677,236
Kemira Oyj	31,087	408,872
Metsa Board Oyj	37,944	221,815
Outokumpu Oyj *	93,607	538,864
Tikkurila Oyj	10,757	206,951
		2,053,738
Media 0.2%
Sanoma Oyj	86,465	694,200
Real Estate 0.0%
Sponda Oyj	40,776	187,025
Software & Services 0.1%
Tieto Oyj	21,678	624,191
		7,767,378
France 3.7%
Automobiles & Components 0.1%
Plastic Omnium S.A.	10,465	331,998
Capital Goods 0.2%
Dassault Aviation S.A.	50	53,022
Nexans S.A. *	18,050	910,921
SPIE S.A.	1,884	35,814
Tarkett S.A.	4,299	138,553
		1,138,310
Commercial & Professional Supplies 0.3%
Edenred	34,932	792,462
Elis S.A.	2,542	45,908
Societe BIC S.A.	4,133	610,856
		1,449,226
Consumer Durables & Apparel 0.2%
SEB S.A.	5,556	739,820
Security	Number of Shares	Value ($)
Consumer Services 0.0%
Elior Group (c)	10,353	225,992
Diversified Financials 0.0%
Amundi S.A. (c)	990	43,313
Energy 0.1%
Bourbon Corp. (a)	14,344	169,667
Etablissements Maurel et Prom *	62,264	199,386
		369,053
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A. (a)	3,621	316,706
Health Care Equipment & Services 0.1%
BioMerieux	2,230	308,303
Korian S.A.	1,546	54,763
Orpea	3,769	333,085
		696,151
Insurance 0.1%
Coface S.A.	23,441	119,358
Euler Hermes Group	3,739	309,233
		428,591
Materials 0.2%
Eramet *(a)	6,059	212,889
Imerys S.A.	9,099	645,882
Vicat S.A.	5,337	318,757
		1,177,528
Media 0.5%
Havas S.A.	26,137	220,085
IPSOS	12,234	402,924
JC Decaux S.A.	10,688	365,313
Metropole Television S.A.	24,044	437,461
Societe Television Francaise	41,039	396,845
Technicolor S.A. - Reg'd	66,055	415,102
		2,237,730
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,234	276,251
Real Estate 0.6%
Fonciere Des Regions	6,835	643,158
Gecina S.A.	3,611	547,295
ICADE	7,711	594,891
Mercialys S.A.	10,467	244,709
Nexity S.A. *	10,271	546,362
		2,576,415
Retailing 0.1%
Groupe Fnac S.A. *	5,822	358,581
Software & Services 0.5%
Alten S.A.	5,432	376,777
Altran Technologies S.A. *	18,557	269,422
Dassault Systemes S.A.	7,001	578,269
Sopra Steria Group	1,869	219,503
UBISOFT Entertainment *	20,942	859,542
		2,303,513
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	2,879	315,632
Neopost S.A.	26,749	742,758
		1,058,390

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Iliad S.A.	2,273	441,751
SFR Group S.A.	1,131	26,741
		468,492
Transportation 0.2%
Aeroports de Paris	4,368	464,613
Europcar Groupe S.A. *(c)	3,330	27,537
Groupe Eurotunnel SE - Reg'd	45,157	469,304
		961,454
		17,157,514
Germany 2.9%
Automobiles & Components 0.2%
ElringKlinger AG	8,546	155,862
Grammer AG	5,173	248,802
Hella KGaA Hueck & Co.	5,062	184,771
SAF-Holland S.A.	12,516	151,088
		740,523
Banks 0.1%
Aareal Bank AG	6,660	218,823
Capital Goods 0.7%
BayWa AG (a)	10,711	338,882
Deutz AG	50,369	232,208
Duerr AG	3,101	267,469
Heidelberger Druckmaschinen AG *	81,314	233,959
Indus Holding AG	4,979	246,873
KION Group AG	9,046	496,028
Krones AG	2,059	205,963
KUKA AG	1,490	181,109
Norma Group SE	3,869	201,188
Pfeiffer Vacuum Technology AG	1,813	187,539
SGL Carbon SE *(a)	14,298	174,300
Vossloh AG *	2,966	183,228
Wacker Neuson SE	9,193	164,217
		3,112,963
Commercial & Professional Supplies 0.0%
Bertrandt AG	324	35,433
Consumer Durables & Apparel 0.0%
Gerry Weber International AG	12,655	154,187
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG, Class B	4,341	162,119
Rhoen-Klinikum AG	15,277	450,216
		612,335
Insurance 0.1%
Talanx AG *	11,167	335,866
Materials 0.3%
Covestro AG (c)	3,894	182,018
Symrise AG	10,893	768,096
Wacker Chemie AG	5,233	487,802
		1,437,916
Media 0.1%
Axel Springer SE	10,080	552,460
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	4,529	388,831
STADA Arzneimittel AG	12,907	696,705
		1,085,536
Security	Number of Shares	Value ($)
Real Estate 0.2%
Deutsche Wohnen AG	9,478	354,845
LEG Immobilien AG *	2,781	279,214
TAG Immobilien AG	3,364	47,892
		681,951
Retailing 0.0%
Fielmann AG	2,689	207,718
Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *(a)	36,868	231,463
Siltronic AG *	4,255	74,220
SMA Solar Technology AG (a)	6,953	350,396
		656,079
Software & Services 0.3%
Bechtle AG	3,239	374,889
CANCOM SE	472	24,415
Software AG	10,553	425,802
United Internet AG - Reg'd	7,914	350,254
Wirecard AG (a)	3,662	170,395
		1,345,755
Technology Hardware & Equipment 0.2%
Jenoptik AG	11,675	200,206
Wincor Nixdorf AG *	10,015	625,985
		826,191
Telecommunication Services 0.1%
Drillisch AG (a)	4,373	173,719
Telefonica Deutschland Holding AG	102,625	419,021
		592,740
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	8,279	452,787
Hamburger Hafen und Logistik AG	8,932	142,717
Hapag-Lloyd AG *(c)	2,094	39,097
Sixt SE	3,597	192,486
		827,087
		13,423,563
Greece 0.0%
Banks 0.0%
TT Hellenic Postbank S.A. *(b)(f)	24,275	—
Hong Kong 4.1%
Automobiles & Components 0.1%
Minth Group Ltd.	87,000	281,692
Xinyi Glass Holdings Ltd. *	464,000	355,118
		636,810
Banks 0.2%
The Bank of East Asia Ltd.	155,800	644,972
Capital Goods 0.1%
Hopewell Holdings Ltd.	35,000	116,382
NWS Holdings Ltd.	261,000	427,999
		544,381

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.3%
Global Brands Group Holding Ltd. *	2,484,000	218,225
Pacific Textile Holdings Ltd.	175,000	248,178
Stella International Holdings Ltd.	147,000	251,728
Techtronic Industries Co., Ltd.	137,000	580,159
Texwinca Holdings Ltd.	220,000	173,204
		1,471,494
Consumer Services 0.3%
Cafe De Coral Holdings Ltd.	62,000	208,618
Melco Crown Entertainment Ltd. ADR	5,467	76,319
MGM China Holdings Ltd.	193,200	280,900
Shangri-La Asia Ltd.	270,000	290,500
Wynn Macau Ltd.	429,600	700,390
		1,556,727
Diversified Financials 0.2%
First Pacific Co., Ltd.	932,000	724,850
Sun Hung Kai & Co., Ltd.	198,000	116,649
		841,499
Energy 0.0%
Brightoil Petroleum Holdings Ltd.	476,000	140,303
Food & Staples Retailing 0.2%
Dairy Farm International Holdings Ltd.	60,800	406,582
Sun Art Retail Group Ltd.	535,000	372,077
		778,659
Food, Beverage & Tobacco 0.3%
CP Pokphand Co., Ltd.	1,250,000	145,298
Tingyi (Cayman Islands) Holding Corp.	506,000	438,968
Uni-President China Holdings Ltd.	170,000	130,519
Vitasoy International Holdings Ltd.	86,000	163,251
WH Group Ltd. (c)	505,500	399,195
		1,277,231
Materials 0.2%
Huabao International Holdings Ltd. *	750,000	269,462
MMG Ltd. *	800,000	192,352
Shougang Fushan Resources Group Ltd.	1,700,000	302,888
Yingde Gases Group Co., Ltd.	450,000	160,438
		925,140
Media 0.1%
Television Broadcasts Ltd.	76,400	259,374
Real Estate 0.8%
Great Eagle Holdings Ltd.	44,000	198,984
Hang Lung Group Ltd.	150,000	486,051
Hang Lung Properties Ltd.	259,000	561,301
Henderson Land Development Co., Ltd.	68,858	411,028
Hysan Development Co., Ltd.	44,000	202,907
Kerry Properties Ltd.	160,000	438,785
Shui On Land Ltd.	750,000	202,542
Security	Number of Shares	Value ($)
Sino Land Co., Ltd.	352,000	629,818
Swire Properties Ltd.	108,400	302,477
		3,433,893
Retailing 0.2%
Chow Tai Fook Jewellery Group Ltd. (a)	310,000	239,389
Giordano International Ltd.	488,000	256,304
Luk Fook Holdings International Ltd.	148,000	376,300
Sa Sa International Holdings Ltd.	412,000	179,831
		1,051,824
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	48,000	357,312
Semiconductor Manufacturing International Corp. *	4,869,000	394,731
		752,043
Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	44,000	411,292
FIH Mobile Ltd.	1,025,000	349,312
Ju Teng International Holdings Ltd.	400,000	127,847
Truly International Holdings Ltd.	668,000	364,427
VTech Holdings Ltd.	45,100	490,562
		1,743,440
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	554,000	202,987
PCCW Ltd.	1,030,000	750,429
SmarTone Telecommunications Holdings Ltd.	80,500	143,527
		1,096,943
Transportation 0.3%
Cathay Pacific Airways Ltd.	353,000	574,087
Kerry Logistics Network Ltd.	100,000	143,111
Orient Overseas International Ltd.	131,000	465,070
Pacific Basin Shipping Ltd. *	1,759,000	197,618
SITC International Holdings Co., Ltd.	270,000	159,966
		1,539,852
Utilities 0.0%
HK Electric Investments & HK Electric Investments Ltd. (c)	45,500	43,586
		18,738,171
Ireland 0.8%
Banks 0.0%
Permanent TSB Group Holdings plc *	15,858	37,843
Capital Goods 0.2%
AerCap Holdings N.V. *	8,321	303,800
Fly Leasing Ltd. ADR	4,279	53,017
Kingspan Group plc	13,729	315,499
		672,316
Consumer Services 0.1%
Paddy Power Betfair plc	3,783	443,692

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Total Produce plc	147,843	242,974
Food, Beverage & Tobacco 0.1%
C&C Group plc	67,600	272,379
Glanbia plc	15,833	304,888
Origin Enterprises plc	7,964	48,089
		625,356
Health Care Equipment & Services 0.1%
UDG Healthcare plc	42,964	330,701
Materials 0.1%
James Hardie Industries plc CDI	31,754	526,867
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	3,749	291,185
Jazz Pharmaceuticals plc *	1,294	195,355
		486,540
Transportation 0.0%
Irish Continental Group plc	24,708	130,383
		3,496,672
Israel 0.9%
Banks 0.2%
First International Bank of Israel Ltd.	4,840	61,052
Israel Discount Bank Ltd., Class A *	246,375	425,106
Mizrahi Tefahot Bank Ltd.	18,022	218,920
		705,078
Capital Goods 0.1%
Elbit Systems Ltd.	3,269	329,910
Shikun & Binui Ltd.	90,770	160,247
		490,157
Energy 0.2%
Delek Group Ltd.	1,714	357,119
Oil Refineries Ltd. *	498,976	179,848
Paz Oil Co., Ltd.	2,091	340,531
		877,498
Insurance 0.0%
Harel Insurance Investments & Finances Service Ltd.	38,558	141,890
Materials 0.1%
The Israel Corp., Ltd.	1,900	323,414
Real Estate 0.0%
Azrieli Group Ltd.	826	36,349
Gazit-Globe Ltd.	16,219	160,277
		196,626
Retailing 0.0%
Delek Automotive Systems Ltd.	4,158	36,070
Software & Services 0.1%
Nice Ltd.	5,331	366,299
Telecommunication Services 0.2%
B Communications Ltd.	8,169	202,621
Cellcom Israel Ltd. *	55,521	400,362
Partner Communications Co., Ltd. *	61,903	296,124
		899,107
		4,036,139
Security	Number of Shares	Value ($)
Italy 2.4%
Automobiles & Components 0.1%
Brembo S.p.A.	3,149	184,158
Ferrari N.V.	3,715	168,179
Piaggio & C. S.p.A. (a)	68,682	125,984
		478,321
Banks 0.4%
Banca Carige S.p.A. *(a)	574,666	215,714
Banca Popolare Di Milano Scarl	806,252	391,862
Banca Popolare Di Sondrio Scarl	138,747	375,400
Credito Valtellinese Scarl	338,301	150,242
Mediobanca S.p.A.	81,769	573,273
		1,706,491
Capital Goods 0.2%
Astaldi S.p.A.	22,039	96,480
C.I.R. S.p.A. - Compagnie Industriali Riunite	237,020	272,143
Danieli & Co., Officine Meccaniche S.p.A.	3,136	61,854
Interpump Group S.p.A.	7,973	129,151
Italmobiliare S.p.A. RSP	4,409	150,468
Salini Impregilo S.p.A.	65,002	196,928
Trevi Finanziaria Industriale S.p.A.	113,092	148,464
		1,055,488
Consumer Durables & Apparel 0.2%
De'Longhi S.p.A.	7,617	190,427
Prada S.p.A. (a)	101,600	302,233
Safilo Group S.p.A. *	16,068	127,740
Tod's S.p.A. (a)	2,886	169,468
		789,868
Consumer Services 0.1%
Autogrill S.p.A.	26,995	235,013
Diversified Financials 0.1%
Anima Holding S.p.A (c)	5,684	28,532
Azimut Holding S.p.A.	2,775	43,699
Banca Generali S.p.A.	6,321	130,854
Cerved Information Solutions S.p.A	4,173	35,022
		238,107
Energy 0.1%
Saras S.p.A. (a)	144,753	249,635
Food & Staples Retailing 0.0%
MARR S.p.A.	7,586	159,497
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	31,120	321,553
Parmalat S.p.A.	100,360	263,900
		585,453
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	2,526	159,057
Insurance 0.1%
Societa Cattolica di Assicurazioni S.c.r.l.	38,119	268,715
Unipol Gruppo Finanziario S.p.A.	65,962	183,161
UnipolSai S.p.A.	93,174	156,321
		608,197

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.3%
Buzzi Unicem S.p.A.	21,490	431,309
Italcementi S.p.A. *	60,518	716,621
		1,147,930
Media 0.0%
RCS MediaGroup S.p.A. *	234,268	213,770
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	8,359	271,296
Real Estate 0.0%
Beni Stabili S.p.A *	197,281	129,192
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	18,617	116,288
Transportation 0.1%
Alitalia S.p.A. *(b)(f)	14,782	—
Ansaldo STS S.p.A.	17,566	205,815
ASTM S.p.A.	19,957	222,889
Societa Iniziative Autostradali e Servizi S.p.A.	27,552	250,754
		679,458
Utilities 0.5%
A2A S.p.A	564,516	801,922
ACEA S.p.A.	13,925	193,824
ERG S.p.A.	30,275	351,213
Hera S.p.A.	215,165	610,132
Iren S.p.A.	228,240	375,124
		2,332,215
		11,155,276
Japan 39.1%
Automobiles & Components 2.3%
Aisan Industry Co., Ltd.	16,200	116,295
Akebono Brake Industry Co., Ltd. *	70,400	143,845
Eagle Industry Co., Ltd.	3,000	37,833
Exedy Corp.	17,300	408,538
F.C.C. Co., Ltd.	17,200	334,631
Futaba Industrial Co., Ltd.	73,500	375,240
G-Tekt Corp.	15,200	232,016
Kasai Kogyo Co., Ltd.	11,200	110,830
Keihin Corp.	27,900	436,933
KYB Corp.	141,000	501,043
Mitsuba Corp.	13,000	153,616
Musashi Seimitsu Industry Co., Ltd.	11,300	232,296
Nifco, Inc.	7,700	432,443
Nippon Seiki Co., Ltd.	16,000	265,105
Nissan Shatai Co., Ltd.	51,900	517,910
Nissin Kogyo Co., Ltd.	22,200	328,859
NOK Corp.	31,400	597,065
Pacific Industrial Co., Ltd.	15,000	168,683
Piolax, Inc.	2,800	141,857
Press Kogyo Co., Ltd.	66,600	245,263
Sanden Holdings Corp.	71,000	203,693
Showa Corp.	39,700	229,618
Sumitomo Riko Co., Ltd.	28,600	255,683
Tachi-S Co., Ltd.	23,400	402,191
Takata Corp. *(a)	54,800	219,861
Tokai Rika Co., Ltd.	24,100	457,422
Topre Corp.	7,000	159,785
Security	Number of Shares	Value ($)
Toyo Tire & Rubber Co., Ltd.	24,400	244,344
Toyoda Gosei Co., Ltd.	33,500	727,720
Toyota Boshoku Corp.	34,300	784,282
TPR Co., Ltd.	1,800	38,166
TS Tech Co., Ltd.	19,800	450,838
Unipres Corp.	26,600	433,299
Yorozu Corp.	11,100	172,904
		10,560,107
Banks 1.9%
Ashikaga Holdings Co., Ltd.	44,200	147,391
Fukuoka Financial Group, Inc.	163,000	622,763
Hokuhoku Financial Group, Inc.	276,000	354,212
North Pacific Bank Ltd.	264,600	863,771
Senshu Ikeda Holdings, Inc.	31,300	135,930
Seven Bank Ltd.	64,000	218,635
Shinsei Bank Ltd.	225,000	337,537
Suruga Bank Ltd.	13,900	316,938
The 77 Bank Ltd.	39,000	149,416
The Awa Bank Ltd.	31,000	189,699
The Bank of Kyoto Ltd.	32,000	215,411
The Chiba Bank Ltd.	116,000	554,472
The Chugoku Bank Ltd.	23,700	266,969
The Daishi Bank Ltd.	38,000	144,326
The Gunma Bank Ltd.	65,000	262,068
The Hachijuni Bank Ltd.	57,200	267,597
The Hiroshima Bank Ltd.	51,000	184,683
The Hokkoku Bank Ltd.	16,000	50,277
The Hyakugo Bank Ltd.	31,000	119,210
The Iyo Bank Ltd.	32,600	210,106
The Joyo Bank Ltd.	80,000	312,607
The Juroku Bank Ltd.	49,000	139,718
The Keiyo Bank Ltd.	38,000	161,966
The Kiyo Bank Ltd.	24,500	356,471
The Musashino Bank Ltd.	5,100	127,655
The Nanto Bank Ltd.	44,000	172,569
The Nishi-Nippon City Bank Ltd.	181,000	350,370
The Ogaki Kyoritsu Bank Ltd.	49,000	161,249
The San-in Godo Bank Ltd.	26,100	200,504
The Shiga Bank Ltd.	31,000	147,583
The Shizuoka Bank Ltd.	67,000	497,198
Yamaguchi Financial Group, Inc.	34,000	335,773
		8,575,074
Capital Goods 7.0%
Aica Kogyo Co., Ltd.	13,400	323,643
Amada Holdings Co., Ltd.	58,400	636,455
Asahi Diamond Industrial Co., Ltd.	17,200	132,509
Bunka Shutter Co., Ltd.	16,400	134,313
Central Glass Co., Ltd.	79,000	340,734
Chiyoda Corp.	48,000	336,657
Chudenko Corp.	7,100	151,438
CKD Corp.	16,000	148,660
COMSYS Holdings Corp.	45,000	748,486
Daifuku Co., Ltd.	15,900	334,092
Daihen Corp.	31,000	159,083
DMG Mori Co., Ltd.	23,600	245,047
Fuji Machine Manufacturing Co., Ltd.	23,538	240,936
Fujikura Ltd.	130,000	732,299
Fujitec Co., Ltd.	15,800	151,820
Furukawa Co., Ltd.	76,000	123,484

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Futaba Corp.	10,900	201,856
Glory Ltd.	14,300	396,834
GS Yuasa Corp.	117,000	478,723
Hazama Ando Corp.	30,400	187,362
Hitachi Koki Co., Ltd.	19,100	128,073
Hitachi Zosen Corp.	72,300	366,211
Hoshizaki Corp.	5,500	497,695
Inaba Denki Sangyo Co., Ltd.	12,300	445,419
Inabata & Co., Ltd.	39,600	395,317
Iseki & Co., Ltd.	97,000	211,176
Iwatani Corp.	100,000	580,925
Kanamoto Co., Ltd.	7,400	154,248
Kandenko Co., Ltd.	54,000	529,268
Kanematsu Corp.	353,000	577,581
Keihan Holdings Co., Ltd.	62,000	445,805
Kinden Corp.	58,900	710,933
Kitz Corp.	45,200	242,055
Komori Corp.	14,400	160,864
Kumagai Gumi Co., Ltd.	57,000	189,727
Kurita Water Industries Ltd.	29,300	649,443
Kuroda Electric Co., Ltd.	18,000	329,533
Kyowa Exeo Corp.	49,600	645,264
Kyudenko Corp.	11,200	393,720
Mabuchi Motor Co., Ltd.	6,200	280,751
Maeda Corp.	35,000	317,921
Maeda Road Construction Co., Ltd.	24,000	454,380
Makino Milling Machine Co., Ltd.	28,000	157,238
Meidensha Corp.	49,000	167,652
Minebea Co., Ltd.	64,100	508,335
Mirait Holdings Corp.	43,100	458,998
MISUMI Group, Inc.	34,800	639,169
Mitsui Engineering & Shipbuilding Co., Ltd.	443,000	644,274
Miura Co., Ltd.	13,600	311,579
Nabtesco Corp.	24,300	653,652
Nachi-Fujikoshi Corp.	53,000	172,516
Namura Shipbuilding Co., Ltd.	30,600	172,801
Nichias Corp.	38,000	307,181
Nichiha Corp.	11,800	228,346
Nippo Corp.	20,000	367,656
Nippon Densetsu Kogyo Co., Ltd.	11,100	221,958
Nippon Sheet Glass Co., Ltd. *	824,000	603,162
Nippon Steel & Sumikin Bussan Corp.	120,000	410,670
Nishimatsu Construction Co., Ltd.	82,000	406,553
Nishio Rent All Co., Ltd.	6,400	154,986
Nisshinbo Holdings, Inc.	50,500	469,984
Nitta Corp.	5,600	139,317
Nitto Kogyo Corp.	10,000	136,944
Noritz Corp.	16,500	322,779
NTN Corp.	157,000	504,771
Oiles Corp.	9,780	174,488
OKUMA Corp.	28,000	213,001
Okumura Corp.	43,000	253,859
OSG Corp. (a)	13,100	218,238
Penta-Ocean Construction Co., Ltd.	65,200	396,440
Ryobi Ltd.	60,000	284,407
Sanki Engineering Co., Ltd.	22,100	191,867
Security	Number of Shares	Value ($)
Sankyo Tateyama, Inc.	18,700	284,491
Sanwa Holdings Corp.	47,600	494,911
Seibu Holdings, Inc.	23,900	419,113
Shinmaywa Industries Ltd.	34,000	225,384
Sintokogio Ltd.	16,900	133,092
Sumitomo Mitsui Construction Co., Ltd.	48,600	44,207
Tadano Ltd.	18,500	178,496
Taihei Dengyo Kaisha Ltd.	14,000	143,242
Taikisha Ltd.	10,000	269,358
Takara Standard Co., Ltd.	29,000	278,766
Takasago Thermal Engineering Co., Ltd.	15,700	206,386
Takuma Co., Ltd.	15,000	130,043
The Japan Steel Works Ltd.	128,000	572,606
The Nippon Road Co., Ltd.	38,000	155,688
THK Co., Ltd.	28,200	557,164
Toa Corp.	68,000	117,420
Toda Corp.	56,000	280,698
TOKAI Holdings Corp.	37,300	243,723
Toshiba Machine Co., Ltd.	53,000	178,178
Toshiba Plant Systems & Services Corp.	12,600	222,557
Totetsu Kogyo Co., Ltd.	6,000	189,801
Toyo Engineering Corp.	57,000	183,506
Trusco Nakayama Corp.	7,400	370,333
Tsubakimoto Chain Co.	33,000	224,206
Ushio, Inc.	31,100	384,102
Wakita & Co., Ltd.	17,800	119,916
Yamazen Corp.	28,400	243,918
Yuasa Trading Co., Ltd.	9,700	213,021
Yurtec Corp.	18,000	106,189
		31,974,076
Commercial & Professional Supplies 0.8%
Aeon Delight Co., Ltd.	6,200	188,511
Daiseki Co., Ltd.	7,300	131,870
Duskin Co., Ltd.	23,700	430,857
Kokuyo Co., Ltd.	34,500	507,084
Meitec Corp.	4,700	156,446
Nissha Printing Co., Ltd. (a)	8,200	162,320
Nomura Co., Ltd.	8,700	130,247
Okamura Corp.	20,100	207,577
Park24 Co., Ltd.	14,600	494,476
Relia, Inc.	20,300	194,478
Sato Holdings Corp.	8,400	192,471
Sohgo Security Services Co., Ltd.	9,700	479,015
Temp Holdings Co., Ltd.	22,400	363,541
Toppan Forms Co., Ltd.	21,700	239,460
		3,878,353
Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	25,400	274,385
Asics Corp.	20,000	367,024
Casio Computer Co., Ltd.	32,000	455,514
Foster Electric Co., Ltd.	11,500	220,702
Fujitsu General Ltd.	13,000	304,345
Funai Electric Co., Ltd.	33,200	286,276
Gunze Ltd.	97,000	278,804
Haseko Corp.	45,100	473,949
Heiwa Corp.	11,000	225,994
JVC Kenwood Corp.	148,700	342,087

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kurabo Industries Ltd.	118,000	221,256
Misawa Homes Co., Ltd.	22,900	168,031
Mizuno Corp.	56,000	292,919
Onward Holdings Co., Ltd.	72,000	496,519
PanaHome Corp.	38,000	299,605
Pioneer Corp. *	196,900	357,960
Rinnai Corp.	5,800	567,930
Sangetsu Co., Ltd.	17,400	338,187
Sankyo Co., Ltd.	14,300	520,659
Sanyo Shokai Ltd.	77,000	142,554
Seiko Holdings Corp.	43,000	140,880
Seiren Co., Ltd.	14,200	138,202
Tamron Co., Ltd.	9,000	130,669
The Japan Wool Textile Co., Ltd.	5,200	36,335
Token Corp.	2,550	213,201
Tomy Co., Ltd.	37,500	337,565
TSI Holdings Co., Ltd.	37,000	213,526
Wacoal Holdings Corp.	38,000	415,363
Yamaha Corp.	27,000	745,086
		9,005,527
Consumer Services 1.0%
Accordia Golf Co., Ltd.	28,900	336,908
Doutor Nichires Holdings Co., Ltd.	13,700	263,264
Dynam Japan Holdings Co., Ltd.	197,800	312,159
H.I.S. Co., Ltd.	11,200	298,323
Kyoritsu Maintenance Co., Ltd.	400	29,265
McDonald's Holdings Co., Ltd. (a)	21,133	647,905
MOS Food Services, Inc.	6,300	184,465
Ohsho Food Service Corp.	4,400	168,096
Plenus Co., Ltd.	11,100	197,792
Resorttrust, Inc.	7,900	178,776
Round One Corp.	44,000	297,455
Royal Holdings Co., Ltd.	10,000	187,163
Saint Marc Holdings Co., Ltd.	4,700	141,412
Saizeriya Co., Ltd.	10,900	243,193
Skylark Co., Ltd.	18,000	239,785
Tokyo Dome Corp.	19,000	169,954
Yoshinoya Holdings Co., Ltd.	26,300	373,392
Zensho Holdings Co., Ltd.	25,400	407,430
		4,676,737
Diversified Financials 0.6%
Acom Co., Ltd. *	31,100	147,123
AEON Financial Service Co., Ltd.	13,800	317,774
Century Tokyo Leasing Corp.	6,700	232,149
Credit Saison Co., Ltd.	35,800	596,150
Fuyo General Lease Co., Ltd.	3,200	145,220
Hitachi Capital Corp.	8,000	146,095
Jaccs Co., Ltd.	40,000	185,323
Japan Exchange Group, Inc.	16,700	235,356
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,800	256,706
Okasan Securities Group, Inc.	28,000	140,832
SBI Holdings, Inc.	30,300	328,125
Tokai Tokyo Financial Holdings, Inc.	28,700	133,008
		2,863,861
Security	Number of Shares	Value ($)
Energy 0.2%
Fuji Oil Co., Ltd. *	17,900	54,338
Itochu Enex Co., Ltd.	50,900	436,410
Japan Petroleum Exploration Co., Ltd.	15,700	327,723
Nippon Gas Co., Ltd.	6,400	151,995
Shinko Plantech Co., Ltd.	4,700	34,019
		1,004,485
Food & Staples Retailing 1.8%
Ain Holdings, Inc.	4,400	302,962
Arcs Co., Ltd.	26,700	690,111
Axial Retailing, Inc.	5,000	166,566
Belc Co., Ltd.	4,400	179,271
Cawachi Ltd.	15,400	359,837
Cocokara fine, Inc.	11,800	417,831
Cosmos Pharmaceutical Corp.	1,400	293,798
Create SD Holdings Co., Ltd.	6,600	160,889
FamilyMart Co., Ltd.	7,400	435,759
Heiwado Co., Ltd.	16,800	325,000
Kato Sangyo Co., Ltd.	22,200	535,530
Life Corp.	1,300	38,182
Matsumotokiyoshi Holdings Co., Ltd.	13,300	586,483
Ministop Co., Ltd.	8,000	134,348
Mitsubishi Shokuhin Co., Ltd.	14,400	398,543
San-A Co., Ltd.	5,300	264,644
Sugi Holdings Co., Ltd.	9,200	460,921
Sundrug Co., Ltd.	7,300	633,250
Tsuruha Holdings, Inc.	6,900	784,620
Valor Holdings Co., Ltd.	21,000	574,974
Welcia Holdings Co., Ltd.	4,000	263,919
Yaoko Co., Ltd.	5,000	233,335
Yokohama Reito Co., Ltd.	25,900	267,462
		8,508,235
Food, Beverage & Tobacco 2.7%
Calbee, Inc.	8,500	371,122
Coca-Cola East Japan Co., Ltd.	21,600	416,830
Dydo Drinco, Inc.	5,100	266,150
Ezaki Glico Co., Ltd.	9,400	562,710
Fuji Oil Holdings, Inc.	26,100	572,457
Hokuto Corp.	8,700	161,535
House Foods Group, Inc.	19,500	477,651
Ito En Ltd.	18,900	697,363
Kagome Co., Ltd.	19,400	527,543
Kikkoman Corp.	21,000	745,655
Marudai Food Co., Ltd.	45,000	215,682
Maruha Nichiro Corp.	11,700	296,712
Megmilk Snow Brand Co., Ltd.	21,000	727,285
Morinaga & Co., Ltd.	39,000	257,227
Morinaga Milk Industry Co., Ltd.	128,000	950,198
Nichirei Corp.	94,000	896,967
Nippon Flour Mills Co., Ltd.	54,000	393,974
Nippon Suisan Kaisha Ltd.	92,100	457,170
Nissin Foods Holdings Co., Ltd.	15,000	851,559
Prima Meat Packers Ltd.	76,000	241,829
Sapporo Holdings Ltd.	23,000	644,894
Takara Holdings, Inc.	46,300	411,841
The Nisshin Oillio Group Ltd.	93,000	439,884
Warabeya Nichiyo Co., Ltd.	11,400	240,040
Yakult Honsha Co., Ltd.	11,800	563,534
		12,387,812

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.9%
BML, Inc.	3,900	186,848
Hogy Medical Co., Ltd.	2,800	179,926
Miraca Holdings, Inc.	14,300	658,655
NichiiGakkan Co., Ltd. (a)	29,600	208,820
Nihon Kohden Corp.	14,100	390,445
Nikkiso Co., Ltd.	21,200	148,400
Nipro Corp.	34,600	429,406
Paramount Bed Holdings Co., Ltd.	5,700	216,451
Ship Healthcare Holdings, Inc.	10,900	329,688
Sysmex Corp.	9,500	658,082
Toho Holdings Co., Ltd.	26,600	596,913
Vital KSK Holdings, Inc.	8,000	75,417
		4,079,051
Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	4,300	203,874
Fancl Corp.	15,600	261,201
Kobayashi Pharmaceutical Co., Ltd.	8,400	396,445
Kose Corp.	2,900	267,057
Lion Corp.	38,000	576,265
Mandom Corp.	5,300	233,723
Pigeon Corp.	9,300	232,637
Pola Orbis Holdings, Inc.	3,200	315,003
		2,486,205
Insurance 0.1%
Japan Post Insurance Co., Ltd,	3,900	83,994
Sony Financial Holdings, Inc.	28,099	352,006
		436,000
Materials 4.5%
ADEKA Corp.	29,300	387,891
Aichi Steel Corp.	64,000	319,402
Asahi Holdings, Inc.	18,200	310,260
Chuetsu Pulp & Paper Co., Ltd.	15,000	31,379
Chugoku Marine Paints Ltd.	23,000	155,254
Daido Steel Co., Ltd.	127,000	515,400
Daio Paper Corp. (a)	37,500	421,986
FP Corp.	5,800	302,833
Fuji Seal International, Inc.	6,200	244,016
Fujimori Kogyo Co., Ltd.	6,900	147,253
Godo Steel Ltd.	76,000	127,533
Hitachi Chemical Co., Ltd.	42,900	894,835
Hitachi Metals Ltd.	52,390	582,460
Hokuetsu Kishu Paper Co., Ltd.	55,100	389,610
Ishihara Sangyo Kaisha Ltd. *	191,000	123,835
Kansai Paint Co., Ltd.	30,500	638,724
Kureha Corp.	70,000	291,302
Kyoei Steel Ltd.	9,900	192,169
Lintec Corp.	20,900	442,449
Maruichi Steel Tube Ltd.	12,200	450,723
Mitsubishi Gas Chemical Co., Inc.	134,000	763,429
Nihon Parkerizing Co., Ltd.	24,400	293,691
Nippon Kayaku Co., Ltd.	45,000	465,463
Nippon Light Metal Holdings Co., Ltd.	257,700	585,008
Nippon Paint Holdings Co., Ltd.	11,700	319,633
Nippon Shokubai Co., Ltd.	8,600	540,891
Nippon Soda Co., Ltd.	44,000	193,034
Security	Number of Shares	Value ($)
Nissan Chemical Industries Ltd.	19,600	626,166
Nisshin Steel Co., Ltd.	41,200	510,854
Nittetsu Mining Co., Ltd.	43,000	148,397
NOF Corp.	42,000	362,287
Pacific Metals Co., Ltd. *	70,000	189,465
Rengo Co., Ltd.	121,000	794,334
Sakai Chemical Industry Co., Ltd.	55,000	149,893
Sakata INX Corp.	15,500	197,256
Sanyo Chemical Industries Ltd.	26,000	225,770
Sanyo Special Steel Co., Ltd.	51,000	272,212
Sumitomo Bakelite Co., Ltd.	86,000	412,711
Sumitomo Osaka Cement Co., Ltd.	126,000	601,339
Taiyo Nippon Sanso Corp.	64,000	616,026
The Nippon Synthetic Chemical Industry Co., Ltd.	20,000	124,365
Toagosei Co., Ltd.	56,400	564,969
Toho Zinc Co., Ltd.	70,000	235,864
Tokai Carbon Co., Ltd.	100,000	257,679
Tokuyama Corp. *(a)	285,000	879,092
Tokyo Ohka Kogyo Co., Ltd.	8,900	263,730
Tokyo Steel Manufacturing Co., Ltd.	29,200	206,240
Topy Industries Ltd.	122,000	270,547
Toyo Ink SC Holdings Co., Ltd.	97,000	419,787
Toyo Kohan Co., Ltd.	14,200	34,819
Toyobo Co., Ltd.	365,000	689,115
UACJ Corp.	98,300	241,766
Yamato Kogyo Co., Ltd.	13,700	386,830
Yodogawa Steel Works Ltd.	11,000	286,117
Zeon Corp.	64,000	528,135
		20,626,228
Media 0.6%
Asatsu-DK, Inc.	21,200	494,975
Avex Group Holdings, Inc.	18,200	213,421
CyberAgent, Inc.	6,100	344,454
Daiichikosho Co., Ltd.	9,700	442,816
SKY Perfect JSAT Holdings, Inc.	59,000	260,030
Toei Co., Ltd.	16,000	144,362
Toho Co., Ltd.	17,900	520,767
Tokyo Broadcasting System Holdings, Inc.	12,000	170,016
TV Asahi Holdings Corp.	9,500	155,862
		2,746,703
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Hisamitsu Pharmaceutical Co., Inc.	11,000	621,955
Kaken Pharmaceutical Co., Ltd.	4,200	277,731
Kissei Pharmaceutical Co., Ltd.	6,500	148,043
KYORIN Holdings, Inc.	14,100	301,608
Mochida Pharmaceutical Co., Ltd.	3,800	289,752
Nichi-iko Pharmaceutical Co., Ltd.	5,900	127,024
Nippon Shinyaku Co., Ltd.	3,900	213,778
Ono Pharmaceutical Co., Ltd.	24,800	892,003
Rohto Pharmaceutical Co., Ltd.	20,500	353,871
Santen Pharmaceutical Co., Ltd.	39,000	648,522
Sawai Pharmaceutical Co., Ltd.	4,800	380,890

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sumitomo Dainippon Pharma Co., Ltd.	34,000	635,513
Taisho Pharmaceutical Holdings Co., Ltd.	9,100	996,401
Tsumura & Co.	16,200	457,185
		6,344,276
Real Estate 1.6%
Activia Properties, Inc.	6	31,406
Advance Residence Investment Corp.	118	328,595
Aeon Mall Co., Ltd.	21,730	291,941
Daikyo, Inc.	113,000	198,088
Frontier Real Estate Investment Corp.	40	214,235
Hulic Co., Ltd.	3,500	36,305
Japan Excellent, Inc.	145	205,377
Japan Prime Realty Investment Corp.	70	308,169
Japan Real Estate Investment Corp.	108	652,925
Kenedix Office Investment Corp.	43	269,024
Leopalace21 Corp.	79,000	566,081
Mori Trust Sogo REIT, Inc.	90	167,101
Nippon Accommodations Fund, Inc.	43	196,784
Nippon Building Fund, Inc.	130	799,917
Nippon Prologis REIT, Inc.	73	182,556
Nomura Real Estate Holdings, Inc.	34,400	593,268
NTT Urban Development Corp.	19,500	207,822
Orix JREIT, Inc.	180	332,009
Relo Group, Inc.	1,300	202,852
Tokyo Tatemono Co., Ltd.	29,200	363,582
Tokyu Fudosan Holdings Corp.	107,100	633,719
Tokyu REIT, Inc.	23	32,861
United Urban Investment Corp.	240	448,674
		7,263,291
Retailing 2.5%
ABC-Mart, Inc.	3,400	217,582
Adastria Co., Ltd.	7,280	226,779
Alpen Co., Ltd.	11,700	202,232
AOKI Holdings, Inc.	16,400	183,356
Aoyama Trading Co., Ltd.	14,100	519,233
Arcland Sakamoto Co., Ltd.	17,300	192,080
ASKUL Corp.	5,100	175,462
Autobacs Seven Co., Ltd.	38,400	556,406
Bic Camera, Inc.	28,200	250,205
Canon Marketing Japan, Inc.	28,600	491,485
Chiyoda Co., Ltd.	9,800	231,503
DCM Holdings Co., Ltd.	78,800	673,621
Doshisha Co., Ltd.	10,200	213,371
EDION Corp. (a)	109,100	910,572
Fuji Co., Ltd.	1,800	39,349
Geo Holdings Corp.	26,900	388,546
H2O Retailing Corp.	37,500	492,495
Hikari Tsushin, Inc.	4,500	373,797
IDOM, Inc.	18,500	93,677
Izumi Co., Ltd.	9,000	390,352
Joyful Honda Co., Ltd.	15,000	376,489
Kohnan Shoji Co., Ltd.	24,100	493,745
Komeri Co., Ltd.	17,200	387,127
Security	Number of Shares	Value ($)
Marui Group Co., Ltd.	53,800	775,886
Nojima Corp. (a)	15,000	261,298
PALTAC Corp.	4,600	90,687
Rakuten, Inc.	45,060	509,927
Ryohin Keikaku Co., Ltd.	2,600	577,231
Sanrio Co., Ltd. (a)	9,800	173,893
Seria Co., Ltd.	484	39,442
Shimachu Co., Ltd.	5,500	123,506
T-Gaia Corp.	2,700	41,341
United Arrows Ltd.	5,600	156,078
USS Co., Ltd.	26,700	452,877
Xebio Holdings Co., Ltd.	20,900	301,076
Yellow Hat Ltd.	1,800	41,242
		11,623,948
Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	23,100	306,387
Disco Corp.	3,300	338,191
Renesas Electronics Corp. *	7,000	41,551
Sanken Electric Co., Ltd.	54,000	190,033
SCREEN Holdings Co., Ltd.	36,000	426,446
Shindengen Electric Manufacturing Co., Ltd.	38,000	142,604
Shinko Electric Industries Co., Ltd.	41,200	225,496
Sumco Corp.	13,300	98,785
Tokyo Seimitsu Co., Ltd.	7,900	185,629
Ulvac, Inc.	6,200	192,094
		2,147,216
Software & Services 2.1%
Capcom Co., Ltd.	10,400	212,108
Dena Co., Ltd.	37,586	961,010
DTS Corp.	7,200	142,057
Fuji Soft, Inc.	10,000	247,906
Gree, Inc.	64,900	327,799
GungHo Online Entertainment, Inc.	15,200	34,289
Internet Initiative Japan, Inc.	7,200	151,920
Itochu Techno-Solutions Corp.	16,400	393,791
Konami Holdings Corp.	27,700	1,073,975
NEC Networks & System Integration Corp.	16,300	299,427
NET One Systems Co., Ltd.	63,900	432,668
Nexon Co., Ltd.	15,261	226,243
Nihon Unisys Ltd.	20,800	283,520
Nomura Research Institute Ltd.	19,600	691,304
NS Solutions Corp.	8,200	154,810
Obic Co., Ltd.	5,300	308,527
Oracle Corp., Japan	5,000	304,181
Otsuka Corp.	12,600	645,513
SCSK Corp.	5,476	228,433
Square Enix Holdings Co., Ltd.	11,200	349,139
TIS, Inc.	28,300	730,677
TKC Corp.	1,300	36,805
Transcosmos, Inc.	8,300	237,501
Trend Micro, Inc.	13,800	501,071
Yahoo Japan Corp.	122,000	537,820
		9,512,494
Technology Hardware & Equipment 2.4%
Amano Corp.	16,100	260,448
Anritsu Corp.	47,500	276,076
Azbil Corp.	19,400	585,519

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Canon Electronics, Inc.	9,700	147,090
Citizen Holdings Co., Ltd.	94,800	507,793
Daiwabo Holdings Co., Ltd.	180,000	420,003
Eizo Corp.	6,650	181,351
Hamamatsu Photonics K.K.	16,900	496,155
Hirose Electric Co., Ltd.	4,795	593,106
Hitachi High-Technologies Corp.	24,900	847,153
Hitachi Kokusai Electric, Inc.	12,700	203,000
Hitachi Maxell Ltd.	25,100	419,365
Horiba Ltd.	9,200	430,508
Hosiden Corp.	67,700	414,167
Japan Aviation Electronics Industry Ltd.	20,000	294,165
Mitsumi Electric Co., Ltd. *(a)	82,500	412,638
Nichicon Corp.	22,400	165,496
Nippon Signal Co., Ltd.	20,300	193,658
Oki Electric Industry Co., Ltd.	240,000	326,267
Riso Kagaku Corp.	8,900	128,219
Ryosan Co., Ltd.	17,000	524,063
Ryoyo Electro Corp.	15,700	191,012
Shimadzu Corp.	34,000	492,072
Siix Corp.	5,000	184,100
Taiyo Yuden Co., Ltd.	36,400	323,782
Topcon Corp.	5,200	49,739
Toshiba TEC Corp. *	94,000	324,963
UKC Holdings Corp.	5,400	84,953
Wacom Co., Ltd.	43,900	178,681
Yaskawa Electric Corp.	39,900	543,777
Yokogawa Electric Corp.	52,800	682,594
		10,881,913
Transportation 1.5%
Fukuyama Transporting Co., Ltd. (a)	61,000	346,628
Hitachi Transport System Ltd.	21,800	424,964
Japan Airport Terminal Co., Ltd. (a)	4,900	215,854
Kamigumi Co., Ltd.	82,000	737,944
Keikyu Corp.	54,000	547,078
Keio Corp.	87,000	809,494
Keisei Electric Railway Co., Ltd.	33,000	432,618
Kintetsu World Express, Inc.	20,800	289,005
Konoike Transport Co., Ltd.	15,400	178,161
Mitsubishi Logistics Corp.	26,000	362,015
Mitsui-Soko Holdings Co., Ltd.	58,000	153,117
Nankai Electric Railway Co., Ltd.	76,000	420,795
Nikkon Holdings Co., Ltd.	18,200	363,336
Nishi-Nippon Railroad Co., Ltd.	71,000	370,152
Sankyu, Inc.	115,000	652,176
Senko Co., Ltd.	40,700	254,988
Sotetsu Holdings, Inc.	51,000	278,362
The Sumitomo Warehouse Co., Ltd.	39,000	204,752
Trancom Co., Ltd.	500	32,206
Yusen Logistics Co., Ltd.	3,700	40,714
		7,114,359
Security	Number of Shares	Value ($)
Utilities 0.2%
Hokkaido Electric Power Co., Inc.	77,200	612,374
Shizuoka Gas Co., Ltd.	9,600	72,205
The Okinawa Electric Power Co., Inc.	19,950	401,730
		1,086,309
		179,782,260
Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(b)(f)	69,773	—
Commercial & Professional Supplies 0.1%
Regus plc	57,933	234,099
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	150,400	428,306
Materials 0.3%
APERAM S.A.	16,766	701,973
Ternium S.A. ADR	33,174	720,207
		1,422,180
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	345	129,422
Retailing 0.0%
L'Occitane International S.A.	72,000	150,425
		2,364,432
Netherlands 1.9%
Banks 0.0%
ABN AMRO Group N.V. CVA (c)	7,856	146,093
Capital Goods 0.4%
Aalberts Industries N.V.	16,832	558,863
Arcadis N.V.	20,990	280,908
IMCD Group N.V.	1,020	43,248
Koninklijke BAM Groep N.V	111,197	436,663
Sensata Technologies Holding N.V. *	11,079	420,116
TKH Group N.V.	7,589	276,901
		2,016,699
Commercial & Professional Supplies 0.0%
Brunel International N.V.	6,517	133,628
Consumer Durables & Apparel 0.0%
TomTom N.V. *	17,191	146,807
Diversified Financials 0.2%
Euronext N.V. (c)	5,642	241,115
HAL Trust (a)	2,789	555,257
		796,372
Energy 0.4%
Core Laboratories N.V.	3,048	356,037
Koninklijke Vopak N.V.	10,219	525,377
Nostrum Oil & Gas plc *	28,022	110,644
SBM Offshore N.V.	45,438	609,276
		1,601,334
Food & Staples Retailing 0.1%
X5 Retail Group N.V. GDR - Reg'd *	30,061	655,761

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.0%
Refresco Group N.V. (c)	1,660	25,917
Materials 0.2%
Corbion N.V.	20,892	502,692
OCI N.V. *	15,200	232,134
		734,826
Media 0.0%
Altice N.V., Class A *	2,801	41,580
Altice N.V., Class B *	1,418	20,982
		62,562
Real Estate 0.2%
Eurocommercial Properties N.V. CVA	5,159	228,524
NSI N.V.	35,447	156,636
Vastned Retail N.V.	3,956	166,026
Wereldhave N.V.	4,630	224,163
		775,349
Retailing 0.0%
Beter Bed Holding N.V.	4,945	113,335
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	8,641	336,793
BE Semiconductor Industries N.V.	1,233	36,614
		373,407
Software & Services 0.1%
InterXion Holding N.V. *	650	24,622
Yandex N.V., Class A *	15,835	342,828
		367,450
Transportation 0.2%
PostNL N.V. *	173,767	667,346
		8,616,886
New Zealand 1.3%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	123,644	452,165
Energy 0.1%
Z Energy Ltd.	62,644	387,943
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	53,012	217,852
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	37,794	286,558
Materials 0.1%
Nuplex Industries Ltd.	83,284	319,608
Media 0.1%
SKY Network Television Ltd.	126,370	446,749
Real Estate 0.0%
Kiwi Property Group Ltd.	169,978	191,636
Telecommunication Services 0.1%
Chorus Ltd.	163,418	529,059
Security	Number of Shares	Value ($)
Transportation 0.2%
Air New Zealand Ltd.	177,118	282,128
Auckland International Airport Ltd.	64,919	346,193
Mainfreight Ltd.	18,626	231,964
		860,285
Utilities 0.5%
Contact Energy Ltd.	104,359	407,388
Genesis Energy Ltd.	124,697	199,776
Infratil Ltd.	202,580	492,819
Mercury NZ Ltd.	155,327	351,435
Meridian Energy Ltd.	433,255	876,238
		2,327,656
		6,019,511
Norway 1.2%
Automobiles & Components 0.0%
Kongsberg Automotive A.S.A. *	51,029	35,496
Banks 0.0%
SpareBank 1 SMN	36,833	206,004
Capital Goods 0.1%
Veidekke A.S.A.	22,430	284,973
Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	16,229	177,735
Diversified Financials 0.1%
Aker A.S.A., A Shares	7,716	231,989
Energy 0.3%
Aker Solutions A.S.A. *	27,479	116,054
BW LPG Ltd. (c)	6,813	24,294
Fred Olsen Energy A.S.A. *(a)	87,674	174,089
Petroleum Geo-Services A.S.A. *(a)	233,737	469,808
TGS Nopec Geophysical Co. A.S.A. (a)	31,219	523,107
		1,307,352
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	28,201	248,673
Bakkafrost P/F	1,212	47,220
Leroy Seafood Group A.S.A.	4,910	236,049
Salmar A.S.A.	6,738	210,124
		742,066
Insurance 0.2%
Gjensidige Forsikring A.S.A.	41,987	709,392
Storebrand A.S.A. *	101,549	385,852
		1,095,244
Materials 0.0%
Borregaard A.S.A.	27,061	218,365
Media 0.1%
Schibsted A.S.A., B Shares	1,139	33,603
Schibsted A.S.A., Class A	11,639	366,940
		400,543
Retailing 0.0%
XXL A.S.A. (c)	2,320	28,198
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(a)	2,537,673	485,338

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.1%
Atea A.S.A. *	44,668	467,214
		5,680,517
Portugal 0.4%
Banks 0.1%
Banco Comercial Portugues S.A., Class R *	16,061,217	362,972
Banco Espirito Santo S.A. - Reg'd *(b)(f)	320,558	—
		362,972
Capital Goods 0.0%
Mota-Engil SGPS, S.A.	69,566	133,345
Food & Staples Retailing 0.1%
Sonae SGPS, S.A.	359,174	279,618
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	16,648	208,925
The Navigator Co., S.A.	57,692	183,028
		391,953
Media 0.0%
NOS SGPS, S.A.	26,149	174,988
Transportation 0.1%
CTT-Correios de Portugal S.A.	30,000	251,448
Utilities 0.0%
Redes Energeticas Nacionais SGPS, S.A.	55,261	168,069
		1,762,393
Singapore 2.1%
Capital Goods 0.4%
Cosco Corp., (Singapore) Ltd. *(a)	602,131	131,161
Sembcorp Marine Ltd. (a)	350,596	374,101
Singapore Technologies Engineering Ltd.	306,900	756,501
United Engineers Ltd.	121,900	209,127
Yangzijiang Shipbuilding Holdings Ltd.	645,000	420,844
		1,891,734
Consumer Services 0.1%
Genting Singapore plc	891,000	524,558
Diversified Financials 0.1%
Singapore Exchange Ltd.	58,700	331,430
Energy 0.0%
Sakari Resources Ltd. *(b)(f)	18,000	—
Food & Staples Retailing 0.1%
Olam International Ltd. (a)	242,004	344,487
Real Estate 0.7%
Ascendas Real Estate Investment Trust	225,000	412,330
CapitaLand Commercial Trust Ltd.	200,102	225,280
CapitaLand Mall Trust	247,300	396,254
City Developments Ltd.	107,800	686,027
Global Logistic Properties Ltd.	212,100	304,155
Security	Number of Shares	Value ($)
Mapletree Greater China Commercial Trust	198,700	159,555
Mapletree Industrial Trust	127,400	172,318
Mapletree Logistics Trust	186,700	147,308
Suntec Real Estate Investment Trust	182,300	228,144
UOL Group Ltd.	77,800	335,671
Wing Tai Holdings Ltd.	117,300	152,421
Yanlord Land Group Ltd.	158,600	139,845
		3,359,308
Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc. *	19,827	249,027
Technology Hardware & Equipment 0.2%
Venture Corp., Ltd.	110,500	734,284
Telecommunication Services 0.1%
M1 Ltd.	90,100	176,665
StarHub Ltd.	111,400	326,276
		502,941
Transportation 0.3%
Hutchison Port Holdings Trust, Class U	1,678,800	798,778
SATS Ltd.	121,749	396,999
Singapore Post Ltd.	189,300	202,981
SMRT Corp., Ltd. (a)	158,200	192,496
		1,591,254
		9,529,023
Spain 1.7%
Banks 0.2%
Bankia S.A.	494,391	379,407
Bankinter S.A.	76,691	534,944
Caja de Ahorros del Mediterraneo *(b)(f)	5,382	—
		914,351
Capital Goods 0.5%
Construcciones y Auxiliar de Ferrocarriles S.A.	689	251,061
Fomento de Construcciones y Contratas S.A. *(a)	74,555	613,711
Gamesa Corp. Tecnologica S.A.	22,388	475,039
Obrascon Huarte Lain S.A. (a)	68,075	253,304
Sacyr S.A.	127,178	223,936
Zardoya Otis S.A.	26,622	261,291
		2,078,342
Commercial & Professional Supplies 0.1%
Applus Services S.A.	4,695	49,911
Prosegur Cia de Seguridad S.A. - Reg'd	64,516	438,626
		488,537
Consumer Services 0.1%
Melia Hotels International S.A.	13,028	154,569
NH Hotel Group S.A. *	27,021	122,992
		277,561
Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A. (a)	9,605	288,602

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.1%
Tecnicas Reunidas S.A.	8,223	255,007
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	17,261	393,687
Pescanova S.A. *(b)(f)	1,125	—
Viscofan S.A.	6,777	362,566
		756,253
Insurance 0.0%
Grupo Catalana Occidente S.A.	7,388	207,562
Materials 0.2%
Acerinox S.A.	58,597	783,539
Ence Energia y Celulosa S.A.	42,320	106,908
Vidrala S.A.	3,090	191,041
		1,081,488
Media 0.1%
Mediaset Espana Comunicacion S.A.	26,357	302,925
Promotora de Informaciones S.A., Class A *	45,523	269,697
		572,622
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Almirall S.A.	7,763	124,681
Software & Services 0.1%
Indra Sistemas S.A. *	40,647	492,828
Telecommunication Services 0.0%
Cellnex Telecom S.A.U. (c)	2,207	39,065
Transportation 0.0%
Aena S.A. (c)	1,130	162,993
Utilities 0.0%
EDP Renovaveis S.A.	19,105	154,631
		7,894,523
Sweden 2.1%
Capital Goods 0.3%
B&B Tools AB, B Shares	11,216	216,246
Indutrade AB	11,328	239,553
Inwido AB	2,496	31,350
Lindab International AB	3,961	36,960
Nibe Industrier AB, B Shares	26,220	225,205
Nolato AB, Class B	1,256	33,833
Peab AB	58,071	466,721
Saab AB, Class B	11,149	382,830
		1,632,698
Commercial & Professional Supplies 0.2%
AF AB, B Shares	10,459	190,134
Intrum Justitia AB	8,185	262,781
Loomis AB, Class B	10,867	313,496
		766,411
Consumer Durables & Apparel 0.3%
Husqvarna AB, B Shares	113,569	974,817
JM AB	16,649	431,687
Nobia AB	5,564	52,261
		1,458,765
Consumer Services 0.0%
Betsson AB *	15,086	141,509
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	5,553	334,164
Ratos AB, B Shares	78,875	398,664
		732,828
Energy 0.1%
Lundin Petroleum AB *	18,282	303,072
Food & Staples Retailing 0.1%
Axfood AB	16,752	301,030
ICA Gruppen AB	6,295	210,620
		511,650
Food, Beverage & Tobacco 0.0%
AAK AB	2,924	216,174
Health Care Equipment & Services 0.1%
Capio AB (c)	10,439	61,328
Elekta AB, B Shares (a)	54,755	435,708
		497,036
Materials 0.2%
BillerudKorsnas AB	22,020	382,744
Hexpol AB	16,158	143,764
Holmen AB, B Shares	8,430	285,453
		811,961
Media 0.1%
Modern Times Group MTG AB, B Shares	13,857	361,238
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Meda AB, A Shares	38,517	718,393
Real Estate 0.2%
Castellum AB	21,415	323,883
Fabege AB	11,807	210,798
Kungsleden AB	24,687	183,932
Wihlborgs Fastigheter AB	6,328	140,305
		858,918
Retailing 0.1%
Bilia AB, A Shares	12,576	322,472
Clas Ohlson AB, B Shares	9,395	156,750
Mekonomen AB	1,517	35,102
		514,324
Telecommunication Services 0.0%
Com Hem Holding AB	4,021	34,339
Transportation 0.0%
SAS AB *(a)	76,019	149,195
		9,708,511
Switzerland 2.9%
Automobiles & Components 0.0%
Autoneum Holding AG	124	34,907
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	334	226,088
Valiant Holding AG - Reg'd	2,029	193,438
		419,526
Capital Goods 0.8%
AFG Arbonia-Forster Holding AG - Reg'd *	12,997	205,173
Belimo Holding AG - Reg'd	66	209,195

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Bucher Industries AG - Reg'd	1,421	352,867
Burckhardt Compression Holding AG	377	112,919
Conzzeta AG - Reg’d	253	167,588
Daetwyler Holding AG	1,115	149,505
Georg Fischer AG - Reg'd	862	702,618
Implenia AG - Reg'd	3,966	269,762
OC Oerlikon Corp. AG - Reg'd *	43,251	404,757
Schweiter Technologies AG	188	190,058
SFS Group AG *	634	48,407
Sulzer AG - Reg'd	5,482	556,600
Zehnder Group AG *	3,713	143,713
		3,513,162
Commercial & Professional Supplies 0.2%
DKSH Holding Ltd.	6,942	490,432
dorma+kaba Holding AG - Reg'd, Series B	390	284,728
Gategroup Holding AG *	5,667	293,292
		1,068,452
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	184	235,343
Diversified Financials 0.2%
Cembra Money Bank AG *	3,167	227,364
GAM Holding AG *	23,019	252,759
Partners Group Holding AG	949	434,039
Vontobel Holding AG - Reg'd	868	40,033
		954,195
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	284	371,186
Emmi AG - Reg'd *	499	321,544
		692,730
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	4,466	611,397
Straumann Holding AG - Reg'd	448	171,036
		782,433
Household & Personal Products 0.1%
Oriflame Holding AG *	21,451	552,555
Insurance 0.1%
Helvetia Holding AG - Reg'd	957	480,584
Materials 0.1%
EMS-Chemie Holding AG - Reg'd	743	406,552
Schmolz & Bickenbach AG - Reg'd *	424,011	284,366
		690,918
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galenica AG - Reg'd	333	429,187
Real Estate 0.1%
Allreal Holding AG - Reg'd *	1,646	243,198
Mobimo Holding AG - Reg'd *	205	49,357
PSP Swiss Property AG - Reg'd	352	35,490
Swiss Prime Site AG - Reg'd *	4,185	384,361
		712,406
Retailing 0.2%
Dufry AG - Reg'd *	3,025	348,092
Valora Holding AG - Reg'd	1,446	417,775
		765,867
Security	Number of Shares	Value ($)
Software & Services 0.1%
Temenos Group AG - Reg'd *	3,724	230,283
Technology Hardware & Equipment 0.2%
Inficon Holding AG - Reg'd *	96	35,165
Kudelski S.A. - BR *	9,468	201,656
Logitech International S.A. - Reg'd	25,864	516,322
		753,143
Telecommunication Services 0.0%
Sunrise Communications Group AG *(c)	1,760	113,714
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	2,055	385,230
Panalpina Welttransport Holding AG - Reg'd	3,408	461,298
Wizz Air Holdings plc *(c)	1,404	28,783
		875,311
Utilities 0.0%
BKW AG	711	32,645
		13,337,361
United Kingdom 10.4%
Banks 0.0%
The Paragon Group of Cos. plc	28,860	104,163
Capital Goods 1.3%
Bodycote plc	38,454	297,508
Brammer plc	44,221	64,377
Chemring Group plc	125,787	228,484
Diploma plc	13,184	148,602
Fenner plc	121,929	260,125
Galliford Try plc	14,954	194,101
Grafton Group plc	49,947	368,924
Howden Joinery Group plc	44,608	255,073
Interserve plc	60,872	237,655
Keller Group plc	24,882	335,162
Kier Group plc	13,738	195,054
Lavendon Group plc	74,794	116,061
Melrose Industries plc	70,375	637,335
Morgan Advanced Materials plc	83,291	302,034
QinetiQ Group plc	115,661	343,448
Rotork plc	133,809	384,828
Senior plc	85,774	232,500
SIG plc	306,091	427,048
Spirax-Sarco Engineering plc	9,956	524,508
Ultra Electronics Holdings plc	11,704	264,919
Vesuvius plc	71,052	345,468
		6,163,214
Commercial & Professional Supplies 1.2%
Berendsen plc	36,747	620,600
De La Rue plc	32,047	267,315
Hays plc	309,285	486,526
HomeServe plc	42,104	312,046
IHS Markit Ltd. *	21,301	739,997
Mitie Group plc	116,514	384,094
Pagegroup plc	65,702	294,045
PayPoint plc	9,316	121,436
Rentokil Initial plc	207,831	590,899
RPS Group plc	81,267	202,199

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Serco Group plc *	628,367	995,432
WS Atkins plc	16,093	297,881
		5,312,470
Consumer Durables & Apparel 0.2%
Bellway plc	11,866	328,956
Bovis Homes Group plc	13,117	142,055
Coats Group plc *	770,377	295,671
Crest Nicholson Holdings plc	18,976	107,365
		874,047
Consumer Services 0.8%
AA plc	142,269	465,784
Domino's Pizza Group plc	28,794	151,219
Enterprise Inns plc *	304,317	355,425
Greene King plc	44,968	483,177
J.D. Wetherspoon plc	22,820	257,314
Ladbrokes plc	336,348	617,216
Marston's plc	159,457	299,745
Merlin Entertainments plc (c)	48,900	305,920
Mitchells & Butlers plc	66,716	222,327
SSP Group plc	6,624	28,079
The Restaurant Group plc	35,970	168,557
Thomas Cook Group plc *	503,390	432,869
		3,787,632
Diversified Financials 1.2%
Aberdeen Asset Management plc	145,524	612,931
Ashmore Group plc	72,472	319,321
Brewin Dolphin Holdings plc	37,834	126,560
Close Brothers Group plc	17,336	289,135
Hargreaves Lansdown plc	8,451	145,248
Henderson Group plc	122,489	374,267
ICAP plc	104,950	616,437
IG Group Holdings plc	49,877	584,240
Intermediate Capital Group plc	57,968	439,160
International Personal Finance plc	84,510	299,920
Jupiter Fund Management plc	45,581	254,924
London Stock Exchange Group plc	12,686	466,813
Provident Financial plc	13,578	486,924
Schroders plc	9,393	325,548
SVG Capital plc *	8,529	62,244
Tullett Prebon plc	50,207	220,735
		5,624,407
Energy 0.2%
EnQuest plc *	983,138	322,353
Hunting plc	54,567	295,412
Premier Oil plc *	516,265	437,276
Soco International plc	20,632	41,231
		1,096,272
Food & Staples Retailing 0.1%
Conviviality plc	13,614	39,098
Greggs plc	19,203	262,613
		301,711
Food, Beverage & Tobacco 0.3%
Britvic plc	26,694	220,962
Cranswick plc	11,946	369,654
Security	Number of Shares	Value ($)
Dairy Crest Group plc	46,389	370,203
Greencore Group plc	42,828	185,607
		1,146,426
Health Care Equipment & Services 0.2%
LivaNova plc *	4,025	209,501
Spire Healthcare Group plc (c)	8,045	34,413
STERIS plc	7,373	523,115
		767,029
Household & Personal Products 0.1%
McBride plc *	14,729	31,774
PZ Cussons plc	57,021	256,353
		288,127
Insurance 0.4%
esure Group plc	10,534	36,317
Hiscox Ltd.	47,239	662,018
Lancashire Holdings Ltd.	69,362	552,055
Novae Group plc	2,680	28,854
Saga plc	64,014	172,021
St. James's Place plc	28,443	348,097
		1,799,362
Materials 1.5%
Acacia Mining plc	47,531	351,603
Centamin plc	149,921	329,667
Croda International plc	14,220	625,310
Elementis plc	85,085	248,835
Essentra plc	25,657	164,627
Evraz plc *	491,624	1,113,704
Hill & Smith Holdings plc	2,796	39,705
Kazakhmys plc *	345,402	718,169
Marshalls plc	25,948	93,817
Petropavlovsk plc *	2,347,645	222,147
Randgold Resources Ltd.	7,517	884,586
RPC Group plc	26,437	301,669
Synthomer plc	42,404	205,179
Vedanta Resources plc	148,254	1,127,006
Victrex plc	10,625	207,529
		6,633,553
Media 0.2%
Cineworld Group plc	5,913	45,942
Daily Mail & General Trust plc	47,869	454,314
Trinity Mirror plc	30,000	29,816
UBM plc	48,176	427,585
		957,657
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,528	157,296
Indivior plc	104,253	408,977
		566,273
Real Estate 0.5%
Countrywide plc	7,865	25,830
Derwent London plc	3,899	146,640
Grainger plc	12,367	35,551
Hammerson plc	72,212	533,058
Intu Properties plc	105,348	417,740
Mapeley Ltd. *(b)(f)	2,199	—
Savills plc	21,888	202,468
Segro plc	85,637	501,779

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shaftesbury plc	7,192	88,822
The British Land Co., plc	54,831	486,618
		2,438,506
Retailing 0.6%
B&M European Value Retail S.A.	10,833	36,872
Card Factory plc	7,949	32,152
Dixons Carphone plc	71,028	328,436
Dunelm Group plc	11,222	126,240
Halfords Group plc	68,977	321,106
Headlam Group plc	5,965	37,262
JD Sports Fashion plc	1,354	22,516
John Menzies plc	38,659	301,863
Lookers plc	98,501	138,835
N Brown Group plc	51,157	117,737
Pendragon plc	674,067	282,526
Pets at Home Group plc	13,771	44,378
Poundland Group plc	64,488	193,524
Sports Direct International plc *	40,351	154,530
Vertu Motors plc	132,903	84,867
WH Smith plc	17,375	351,731
		2,574,575
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	35,704	794,819
Dialog Semiconductor plc *	3,968	130,117
		924,936
Software & Services 0.3%
AVEVA Group plc	8,797	220,391
Computacenter plc	28,692	310,614
Fidessa Group plc	6,908	223,063
Micro Focus International plc	13,150	337,045
Moneysupermarket.com Group plc	39,634	156,567
Playtech plc	18,865	217,275
Rightmove plc	500	26,805
		1,491,760
Technology Hardware & Equipment 0.5%
e2v Technologies plc	35,444	110,117
Electrocomponents plc	142,559	552,874
Halma plc	31,111	431,537
Laird plc	43,080	167,223
Premier Farnell plc	158,431	406,770
Spectris plc	22,838	567,043
Spirent Communications plc	200,812	240,517
		2,476,081
Telecommunication Services 0.1%
KCOM Group plc	127,296	185,317
TalkTalk Telecom Group plc	128,829	390,442
		575,759
Transportation 0.4%
BBA Aviation plc	158,702	499,688
Go-Ahead Group plc	8,187	197,705
National Express Group plc	129,362	577,845
Northgate plc	69,854	352,952
Stagecoach Group plc	78,344	210,091
		1,838,281
Security	Number of Shares	Value ($)
Utilities 0.0%
Telecom Plus plc	9,067	124,797
		47,867,038
Total Common Stock
(Cost $404,760,169)		452,056,483

Preferred Stock 0.3% of net assets
Germany 0.2%
Automobiles & Components 0.0%
Schaeffler AG	3,384	49,386
Capital Goods 0.1%
Jungheinrich AG	8,988	274,151
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	4,676	309,708
Transportation 0.0%
Sixt SE	5,380	221,190
		854,435
Italy 0.0%
Capital Goods 0.0%
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	10,307	152,739
Sweden 0.1%
Transportation 0.1%
SAS AB	3,745	242,883
Total Preferred Stock
(Cost $1,185,002)		1,250,057

Other Investment Companies 3.9% of net assets
United States 3.9%
Equity Fund 1.1%
iShares MSCI EAFE Small Cap ETF	101,000	5,126,760
Securities Lending Collateral 2.8%
Wells Fargo Government Money Market Fund, Select Class 0.32% (d)	12,568,568	12,568,568
Total Other Investment Companies
(Cost $17,314,242)		17,695,328

Rights 0.0% of net assets
Spain 0.0%
Capital Goods 0.0%
Zardoya Otis S.A. expires 08/5/16*	26,622	10,715
Total Rights
(Cost $11,680)		10,715

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets
Time Deposits 0.2%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 08/01/16 (e)	40,933	54,173
Brown Brothers Harriman
Australian Dollar
0.73%, 08/01/16 (e)	5,254	3,993
Danish Krone
(0.70%), 08/01/16 (e)	26,950	4,050
Hong Kong Dollar
0.01%, 08/01/16 (e)	38,392	4,949
New Zealand Dollar
1.10%, 08/01/16 (e)	8,138	5,877
Norwegian Krone
0.08%, 08/01/16 (e)	13,138	1,557
Swedish Krone
(1.15%), 08/01/16 (e)	36,276	4,239
Swiss Franc
(1.45%), 08/02/16 (e)	5,257	5,424
DNB
Euro
(0.53%), 08/01/16 (e)	67,352	75,300
HSBC
Singapore Dollar
0.05%, 08/01/16 (e)	70,867	52,859
Royal Bank of Canada
Canadian Dollar
0.03%, 08/02/16 (e)	33,777	25,870
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.40%), 08/01/16 (e)	6,575,339	64,442
U.S. Dollar
0.15%, 08/01/16 (e)	857,818	857,818
Total Short-Term Investments
(Cost $1,160,551)		1,160,551

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $428,686,000 and the unrealized appreciation and depreciation were $74,092,489 and ($30,605,355), respectively, with a net unrealized appreciation of $43,487,134.
At 07/31/16, the values of certain foreign securities held by the fund aggregating $396,605,871 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,818,981.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,246,781 or 0.5% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
ETF –	Exchange-traded fund
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$193,358,532	$— *	$193,358,532
Australia [1]	—	25,334,956	— *	25,334,956
Materials	276,451	2,742,808	—	3,019,259
Media	41,228	2,296,798	—	2,338,026
Austria [1]	—	3,463,778	—	3,463,778
Telecommunication Services	233,093	—	—	233,093

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Belgium [1]	$—	$3,307,329	$—	$3,307,329
Materials	299,667	991,646	—	1,291,313
Technology Hardware & Equipment	451,247	—	—	451,247
Canada [1]	38,485,946	—	—	38,485,946
Finland [1]	—	4,035,856	—	4,035,856
Capital Goods	149,467	3,147,738	—	3,297,205
Commercial & Professional Supplies	190,970	243,347	—	434,317
France [1]	—	16,429,880	—	16,429,880
Energy	169,667	199,386	—	369,053
Retailing	358,581	—	—	358,581
Germany [1]	—	12,596,476	—	12,596,476
Transportation	39,097	787,990	—	827,087
Hong Kong[1]	—	17,181,444	—	17,181,444
Consumer Services	76,319	1,480,408	—	1,556,727
Ireland [1]	—	1,339,103	—	1,339,103
Capital Goods	672,316	—	—	672,316
Food & Staples Retailing	242,974	—	—	242,974
Food, Beverage & Tobacco	320,468	304,888	—	625,356
Pharmaceuticals, Biotechnology & Life Sciences	486,540	—	—	486,540
Transportation	130,383	—	—	130,383
Israel [1]	—	3,158,641	—	3,158,641
Energy	340,531	536,967	—	877,498
Italy [1]	—	6,502,662	—	6,502,662
Capital Goods	272,143	783,345	—	1,055,488
Food, Beverage & Tobacco	263,900	321,553	—	585,453
Transportation	205,815	473,643	— *	679,458
Utilities	193,824	2,138,391	—	2,332,215
Luxembourg [1]	—	942,252	—	942,252
Banks	—	—	— *	—
Materials	720,207	701,973	—	1,422,180
Netherlands [1]	—	4,492,151	—	4,492,151
Capital Goods	463,364	1,553,335	—	2,016,699
Energy	356,037	1,245,297	—	1,601,334
Food, Beverage & Tobacco	25,917	—	—	25,917
Retailing	113,335	—	—	113,335
Software & Services	367,450	—	—	367,450
Norway [1]	—	5,213,303	—	5,213,303
Software & Services	467,214	—	—	467,214
Singapore [1]	—	9,279,996	—	9,279,996
Energy	—	—	— *	—
Semiconductors & Semiconductor Equipment	249,027	—	—	249,027
Spain [1]	—	6,813,035	— *	6,813,035
Materials	191,041	890,447	—	1,081,488

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sweden [1]	$—	$7,561,489	$—	$7,561,489
Capital Goods	33,833	1,598,865	—	1,632,698
Retailing	35,102	479,222	—	514,324
Switzerland [1]	—	7,968,704	—	7,968,704
Banks	193,438	226,088	—	419,526
Capital Goods	630,363	2,882,799	—	3,513,162
Materials	284,366	406,552	—	690,918
Real Estate	243,198	469,208	—	712,406
Utilities	32,645	—	—	32,645
United Kingdom[1]	—	6,829,816	— *	6,829,816
Capital Goods	948,611	5,214,603	—	6,163,214
Commercial & Professional Supplies	1,254,242	4,058,228	—	5,312,470
Consumer Durables & Apparel	295,671	578,376	—	874,047
Consumer Services	835,066	2,952,566	—	3,787,632
Diversified Financials	220,735	5,403,672	—	5,624,407
Energy	41,231	1,055,041	—	1,096,272
Food & Staples Retailing	39,098	262,613	—	301,711
Food, Beverage & Tobacco	370,203	776,223	—	1,146,426
Health Care Equipment & Services	732,616	34,413	—	767,029
Household & Personal Products	288,127	—	—	288,127
Insurance	65,171	1,734,191	—	1,799,362
Materials	39,705	6,593,848	—	6,633,553
Retailing	1,327,232	1,247,343	—	2,574,575
Software & Services	310,614	1,181,146	—	1,491,760
Technology Hardware & Equipment	924,627	1,551,454	—	2,476,081
Telecommunication Services	575,759	—	—	575,759
Utilities	124,797	—	—	124,797
Preferred Stock[1]	—	1,250,057	—	1,250,057
Rights
Spain [1]	10,715	—	—	10,715
Other Investment Companies[1]	17,695,328	—	—	17,695,328
Short-Term Investments[1]	—	1,160,551	—	1,160,551
Total	$74,406,712	$397,766,422	$—	$472,173,134
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2016
Common Stock
Australia	$331,346	$—	($1,262)	$—	($330,084)	$—	$—	$—
Singapore	139,793	—	—	—	—	—	(139,793)	—
Rights
Australia	1,965	2,292	(1,965)	—	(2,292)	—	—	—
Italy	2	—	(2)	—	—	—	—	—
Total	$473,106	$2,292	($3,229)	$—	($332,376)	$—	($139,793)	$—
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016. The transfers in the amount of $5,275,805 and $8,267,256 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in the amount of $139,793 from Level 3 to Level 2 is a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
85.9%	Common Stock	281,951,546	282,557,619
12.5%	Preferred Stock	45,814,504	41,118,235
0.2%	Short-Term Investments	869,348	869,348
98.6%	Total Investments	328,635,398	324,545,202
1.4%	Other Assets and Liabilities, Net		4,474,618
100.0%	Net Assets		329,019,820

Security	Number of Shares	Value ($)
Common Stock 85.9% of net assets
Brazil 8.1%
Banks 1.1%
Banco Bradesco S.A.	104,739	943,568
Banco do Brasil S.A.	438,215	2,844,938
		3,788,506
Capital Goods 0.1%
Embraer S.A.	74,251	339,607
Diversified Financials 0.2%
BM&F Bovespa S.A. — Bolsa de Valores Mercadorias e Futuros	118,633	698,465
Energy 2.5%
Petroleo Brasileiro S.A. *	1,610,258	6,957,721
Ultrapar Participacoes S.A.	51,514	1,176,319
		8,134,040
Food, Beverage & Tobacco 1.0%
Ambev S.A.	360,750	2,091,691
BRF S.A.	46,218	774,006
JBS S.A.	163,200	548,631
		3,414,328
Insurance 0.1%
Sul America S.A.	61,571	327,376
Materials 1.9%
Companhia Siderurgica Nacional S.A. *	333,116	1,137,304
Vale S.A.	878,576	5,012,847
		6,150,151
Software & Services 0.1%
Cielo S.A.	44,745	507,149
Telecommunication Services 0.2%
Tim Participacoes S.A.	201,847	517,317
Transportation 0.2%
CCR S.A.	94,900	548,198
Security	Number of Shares	Value ($)
Utilities 0.7%
Centrais Eletricas Brasileiras S.A. *	177,116	963,038
Companhia de Saneamento Basico do Estado de Sao Paulo	83,210	790,423
CPFL Energia S.A.	78,861	555,511
		2,308,972
		26,734,109
Chile 0.6%
Energy 0.2%
Empresas Copec S.A.	54,456	491,406
Food & Staples Retailing 0.2%
Cencosud S.A.	198,455	564,762
Transportation 0.1%
Latam Airlines Group S.A. *	51,730	451,509
Utilities 0.1%
Enersis Americas S.A.	2,737,304	477,674
		1,985,351
China 14.7%
Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	328,000	406,152
Banks 5.8%
Agricultural Bank of China Ltd., Class H	2,868,600	1,056,666
Bank of China Ltd., Class H	8,577,234	3,541,119
Bank of Communications Co., Ltd., Class H	768,000	519,850
China CITIC Bank Corp., Ltd., Class H	671,000	425,324
China Construction Bank Corp., Class H	10,370,960	6,974,888
China Merchants Bank Co., Ltd., Class H	290,850	623,686
China Minsheng Banking Corp., Ltd., Class H	469,000	490,348
Industrial & Commercial Bank of China Ltd., Class H	9,328,172	5,321,634
		18,953,515
Capital Goods 0.3%
China Communications Construction Co., Ltd., Class H	385,322	422,241
China Railway Construction Corp., Ltd., Class H	188,000	226,653
China Railway Group Ltd., Class H	278,000	210,308
CITIC Ltd.	138,000	209,409
		1,068,611

    1

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Belle International Holdings Ltd.	773,000	512,419
Energy 3.5%
China Petroleum & Chemical Corp., Class H	6,601,400	4,734,340
China Shenhua Energy Co., Ltd., Class H	573,500	1,101,110
CNOOC Ltd.	2,584,075	3,114,411
Kunlun Energy Co., Ltd.	308,000	234,235
PetroChina Co., Ltd., Class H	3,472,000	2,380,005
		11,564,101
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd.	195,000	378,117
Health Care Equipment & Services 0.1%
Sinopharm Group Co., Ltd., Class H	65,600	318,682
Insurance 0.6%
China Life Insurance Co., Ltd., Class H	246,000	557,998
China Pacific Insurance Group Co., Ltd., Class H	90,200	320,545
PICC Property & Casualty Co., Ltd., Class H	154,000	239,957
Ping An Insurance (Group) Co. of China Ltd., Class H	151,000	708,655
		1,827,155
Materials 0.3%
Anhui Conch Cement Co., Ltd., Class H	104,500	274,948
China National Building Material Co., Ltd., Class H	886,000	408,635
Jiangxi Copper Co., Ltd., Class H	259,000	297,676
		981,259
Real Estate 0.4%
China Evergrande Group	405,000	255,868
China Overseas Land & Investment Ltd.	178,000	587,145
China Resources Land Ltd.	110,000	274,376
Dalian Wanda Commercial Properties Co., Ltd., Class H (b)	44,100	280,188
		1,397,577
Software & Services 0.4%
Alibaba Group Holding Ltd. ADR *	4,257	351,118
Baidu, Inc. ADR *	2,355	375,858
Tencent Holdings Ltd.	28,900	698,025
		1,425,001
Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	700,000	453,635
Telecommunication Services 2.6%
China Mobile Ltd.	525,055	6,502,030
China Telecom Corp., Ltd., Class H	2,111,000	1,043,306
China Unicom (Hong Kong) Ltd.	941,056	1,002,516
		8,547,852
Security	Number of Shares	Value ($)
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	204,000	326,027
Huaneng Power International, Inc., Class H	420,000	258,741
		584,768
		48,418,844
Colombia 0.4%
Banks 0.1%
Bancolombia S.A.	24,180	191,392
Energy 0.2%
Ecopetrol S.A. *	2,162,503	915,718
Materials 0.1%
Grupo Argos S.A.	40,969	246,882
		1,353,992
Czech Republic 0.2%
Utilities 0.2%
CEZ A/S	41,011	776,190
Greece 0.6%
Banks 0.2%
Alpha Bank AE *	97,415	196,478
National Bank of Greece S.A. *	1,012,346	232,947
Piraeus Bank S.A. *	790,000	135,044
		564,469
Consumer Services 0.2%
OPAP S.A.	78,857	632,921
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	41,130	403,978
Utilities 0.1%
Public Power Corp. S.A. *	82,724	262,396
		1,863,764
Hungary 0.5%
Banks 0.2%
OTP Bank plc	28,374	691,929
Energy 0.3%
MOL Hungarian Oil & Gas plc	13,066	819,764
		1,511,693
India 4.0%
Automobiles & Components 0.4%
Mahindra & Mahindra Ltd.	20,140	441,592
Tata Motors Ltd.	124,881	942,625
Tata Motors Ltd., Class A	21,083	102,135
		1,486,352
Banks 0.6%
Housing Development Finance Corp., Ltd.	38,237	788,494
ICICI Bank Ltd.	151,645	588,406
State Bank of India	163,573	562,677
		1,939,577

2

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 1.6%
Bharat Petroleum Corp., Ltd.	48,410	428,370
Coal India Ltd.	67,184	329,957
Indian Oil Corp., Ltd.	64,763	526,363
Oil & Natural Gas Corp., Ltd.	324,035	1,076,606
Reliance Industries Ltd.	183,530	2,783,886
		5,145,182
Food, Beverage & Tobacco 0.1%
ITC Ltd.	102,541	387,912
Materials 0.3%
Hindalco Industries Ltd.	299,994	601,073
Tata Steel Ltd.	86,530	460,227
		1,061,300
Software & Services 0.6%
Infosys Ltd.	81,556	1,306,539
Tata Consultancy Services Ltd.	14,428	565,212
		1,871,751
Telecommunication Services 0.2%
Bharti Airtel Ltd.	131,137	711,010
Utilities 0.2%
NTPC Ltd.	217,566	515,164
		13,118,248
Indonesia 1.4%
Automobiles & Components 0.3%
PT Astra International Tbk	1,805,200	1,068,877
Banks 0.4%
PT Bank Central Asia Tbk	341,500	377,412
PT Bank Mandiri (Persero) Tbk	547,200	424,787
PT Bank Rakyat Indonesia (Persero) Tbk	547,900	483,949
		1,286,148
Energy 0.1%
PT United Tractors Tbk	283,800	342,051
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,224,963	329,981
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	3,785,000	1,232,059
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	1,800,500	453,722
		4,712,838
Malaysia 1.8%
Banks 0.5%
CIMB Group Holdings Berhad	382,100	412,429
Malayan Banking Berhad	412,100	812,711
Public Bank Berhad	117,965	565,500
		1,790,640
Capital Goods 0.2%
Sime Darby Berhad	279,800	510,563
Consumer Services 0.2%
Genting Berhad	274,800	555,346
Security	Number of Shares	Value ($)
Materials 0.1%
Petronas Chemicals Group Berhad	230,300	370,585
Telecommunication Services 0.5%
Axiata Group Berhad	520,800	728,867
DiGi.com Berhad	251,200	306,195
Maxis Berhad	226,754	335,435
Telekom Malaysia Berhad	196,700	330,048
		1,700,545
Utilities 0.3%
Tenaga Nasional Berhad	302,800	1,070,058
		5,997,737
Mexico 2.9%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	95,200	521,392
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	214,300	390,426
		911,818
Capital Goods 0.1%
Alfa S.A.B. de C.V., Class A	265,900	435,225
Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V.	407,037	930,215
Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	40,500	318,362
Fomento Economico Mexicano S.A.B. de C.V.	84,715	757,917
Grupo Bimbo S.A.B. de C.V., Series A	135,800	404,793
		1,481,072
Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	1,689,000	1,287,243
Grupo Mexico S.A.B. de C.V., Series B	354,336	855,131
Industrias Penoles S.A.B. de C.V.	22,970	591,021
		2,733,395
Media 0.2%
Grupo Televisa S.A.B., Series CPO	129,117	685,388
Telecommunication Services 0.7%
America Movil S.A.B. de C.V., Series L	3,835,819	2,205,340
		9,382,453
Peru 0.2%
Banks 0.2%
Credicorp Ltd.	3,351	537,266

    3

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Philippines 0.2%
Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	12,065	538,888
Poland 1.8%
Banks 0.3%
Bank Pekao S.A.	9,958	315,153
Powszechna Kasa Oszczednosci Bank Polski S.A. *	98,093	599,560
		914,713
Energy 0.5%
Polski Koncern Naftowy ORLEN S.A.	88,630	1,420,115
Polskie Gornictwo Naftowe i Gazownictwo S.A.	201,502	279,606
		1,699,721
Insurance 0.1%
Powszechny Zaklad Ubezpieczen S.A.	57,204	413,810
Materials 0.4%
KGHM Polska Miedz S.A.	62,857	1,269,470
Telecommunication Services 0.1%
Orange Polska S.A.	317,708	439,460
Utilities 0.4%
PGE S.A.	204,987	673,543
Tauron Polska Energia S.A. *	598,309	472,610
		1,146,153
		5,883,327
Republic of Korea 16.4%
Automobiles & Components 2.1%
Hankook Tire Co., Ltd.	8,694	421,097
Hyundai Mobis Co., Ltd.	7,750	1,767,252
Hyundai Motor Co.	24,266	2,863,202
Kia Motors Corp.	48,318	1,820,154
		6,871,705
Banks 1.1%
Hana Financial Group, Inc.	32,342	796,312
Industrial Bank Of Korea	30,629	324,358
KB Financial Group, Inc.	32,270	1,024,663
Shinhan Financial Group Co., Ltd.	43,429	1,551,939
		3,697,272
Capital Goods 1.4%
CJ Corp.	1,327	237,905
Daelim Industrial Co., Ltd.	5,113	384,138
Hyundai Engineering & Construction Co., Ltd.	13,440	443,452
Hyundai Heavy Industries Co., Ltd. *	15,123	1,700,727
LG Corp.	10,383	589,778
LG International Corp.	10,223	333,262
Security	Number of Shares	Value ($)
Samsung Heavy Industries Co., Ltd. *	53,038	472,962
SK Networks Co., Ltd.	76,702	426,335
		4,588,559
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	33,020	1,579,031
Energy 1.1%
GS Holdings Corp.	10,636	459,574
S-Oil Corp.	8,900	612,837
SK Innovation Co., Ltd.	18,431	2,428,805
		3,501,216
Food & Staples Retailing 0.1%
E-Mart, Inc.	3,223	470,846
Food, Beverage & Tobacco 0.2%
KT&G Corp.	7,340	793,751
Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	2,228	530,933
Samsung Life Insurance Co., Ltd.	5,644	491,020
		1,021,953
Materials 2.0%
Hyundai Steel Co.	11,838	536,992
LG Chem Ltd.	5,264	1,147,218
Lotte Chemical Corp.	2,069	562,187
POSCO	21,746	4,406,319
		6,652,716
Retailing 0.1%
Lotte Shopping Co., Ltd.	1,976	340,767
Semiconductors & Semiconductor Equipment 0.5%
SK Hynix, Inc.	50,924	1,568,157
Technology Hardware & Equipment 6.1%
LG Display Co., Ltd.	62,691	1,738,130
Samsung Electro-Mechanics Co., Ltd.	9,226	455,499
Samsung Electronics Co., Ltd.	12,769	17,569,852
Samsung SDI Co., Ltd.	4,607	435,537
		20,199,018
Telecommunication Services 0.1%
LG Uplus Corp.	37,489	366,957
Transportation 0.2%
Hyundai Glovis Co., Ltd.	1,380	207,272
Korean Air Lines Co., Ltd. *	10,541	268,115
		475,387
Utilities 0.6%
Korea Electric Power Corp.	27,791	1,521,524
Korea Gas Corp.	9,304	352,560
		1,874,084
		54,001,419
Russia 11.0%
Banks 0.5%
Sberbank of Russia PJSC *	646,260	1,362,738
VTB Bank PJSC *	170,000,000	173,740
		1,536,478

4

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 8.6%
Gazprom PJSC *	4,210,370	8,760,172
Gazprom PJSC ADR	931,000	3,814,333
Lukoil PJSC *	216,836	9,420,652
NovaTek OJSC *	92,190	905,415
Rosneft PJSC *	153,700	758,135
Surgutneftegas OJSC *	6,783,005	3,207,513
Tatneft PJSC *	339,880	1,635,019
		28,501,239
Food & Staples Retailing 0.2%
Magnit PJSC *	3,975	615,014
Materials 0.4%
MMC Norilsk Nickel PJSC *	8,770	1,255,097
Telecommunication Services 0.9%
Mobile TeleSystems PJSC *	338,202	1,291,512
Rostelecom PJSC *	365,480	473,535
Sistema JSFC *	3,258,800	1,138,530
		2,903,577
Transportation 0.3%
Aeroflot Russian Airlines PJSC *	543,100	705,314
Globaltrans Investment plc GDR — Reg'd	87,126	351,118
		1,056,432
Utilities 0.1%
Rosseti PJSC *	1	—
RusHydro PJSC *	43,687,000	468,325
		468,325
		36,336,162
South Africa 6.7%
Banks 0.8%
Barclays Africa Group Ltd.	46,234	511,400
Nedbank Group Ltd.	30,124	432,199
Standard Bank Group Ltd.	164,173	1,639,809
		2,583,408
Capital Goods 0.3%
Barloworld Ltd.	83,641	495,764
The Bidvest Group Ltd.	39,806	457,534
		953,298
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings N.V.	82,273	520,388
Diversified Financials 0.3%
African Bank Investments Ltd. *(a)(d)	319,000	—
FirstRand Ltd.	243,522	852,169
		852,169
Energy 0.9%
Sasol Ltd.	110,629	2,943,703
Food & Staples Retailing 0.3%
Bid Corp., Ltd. *	11,235	209,642
Shoprite Holdings Ltd.	53,083	777,934
		987,576
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	16,371	459,839
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Netcare Ltd.	113,191	262,268
Insurance 0.2%
Sanlam Ltd.	128,213	604,957
Materials 1.8%
AngloGold Ashanti Ltd. *	79,341	1,732,573
Gold Fields Ltd.	244,096	1,507,216
Impala Platinum Holdings Ltd. *	222,008	979,840
Kumba Iron Ore Ltd. *	123,212	1,205,219
Sappi Ltd. *	70,805	360,216
		5,785,064
Media 0.2%
Naspers Ltd., N Shares	4,556	714,943
Retailing 0.3%
Imperial Holdings Ltd.	54,308	649,050
Woolworths Holdings Ltd.	54,770	353,007
		1,002,057
Telecommunication Services 1.3%
MTN Group Ltd.	343,209	3,469,157
Telkom SA SOC Ltd.	92,597	429,730
Vodacom Group Ltd.	36,404	421,911
		4,320,798
		21,990,468
Taiwan 11.5%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	162,000	338,186
Banks 0.3%
CTBC Financial Holding Co., Ltd.	814,075	449,448
Mega Financial Holding Co., Ltd.	579,340	454,317
		903,765
Capital Goods 0.2%
Far Eastern New Century Corp.	571,817	446,851
Walsin Lihwa Corp. *	1,237,000	356,927
		803,778
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	280,267	382,567
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	271,674	338,077
Energy 0.2%
Formosa Petrochemical Corp.	216,330	615,501
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	339,678	694,216
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	321,599	361,771
Materials 1.5%
China Steel Corp.	1,606,198	1,111,139
Formosa Chemicals & Fibre Corp.	495,442	1,291,095
Formosa Plastics Corp.	441,732	1,077,897

    5

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nan Ya Plastics Corp.	474,622	899,151
Taiwan Cement Corp.	517,299	549,891
		4,929,173
Retailing 0.1%
Hotai Motor Co., Ltd.	23,000	231,079
Semiconductors & Semiconductor Equipment 2.5%
Advanced Semiconductor Engineering, Inc.	515,094	608,064
MediaTek, Inc.	129,138	985,970
Taiwan Semiconductor Manufacturing Co., Ltd.	1,089,103	5,882,994
United Microelectronics Corp.	2,104,965	783,901
		8,260,929
Technology Hardware & Equipment 5.4%
Acer, Inc. *	1,608,496	766,814
Asustek Computer, Inc.	140,041	1,218,476
AU Optronics Corp.	3,091,800	1,263,472
Catcher Technology Co., Ltd.	32,000	223,114
Compal Electronics, Inc.	1,789,305	1,124,299
Delta Electronics, Inc.	129,590	683,543
Foxconn Technology Co., Ltd.	126,146	306,122
Hon Hai Precision Industry Co., Ltd.	1,876,424	5,178,189
HTC Corp.	360,473	1,075,027
Innolux Corp.	3,158,357	1,169,807
Inventec Corp.	654,639	508,818
Lite-On Technology Corp.	505,644	758,321
Pegatron Corp.	271,264	667,753
Quanta Computer, Inc.	496,500	1,011,153
Synnex Technology International Corp.	357,000	421,790
Wistron Corp.	1,245,399	990,738
WPG Holdings Ltd.	414,000	527,322
		17,894,758
Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	402,906	1,439,791
Far EasTone Telecommunications Co., Ltd.	145,622	334,799
Taiwan Mobile Co., Ltd.	122,334	421,773
		2,196,363
		37,950,163
Thailand 1.6%
Banks 0.3%
Kasikornbank PCL	66,700	382,788
The Siam Commercial Bank PCL	109,100	498,045
		880,833
Energy 0.9%
PTT Exploration & Production PCL	267,300	633,140
PTT PCL	213,787	2,025,544
Thai Oil PCL	192,500	335,756
		2,994,440
Materials 0.3%
PTT Global Chemical PCL	349,800	607,606
The Siam Cement PCL — Reg'd	20,000	294,652
		902,258
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Advanced Info Service PCL — Reg'd	84,275	430,690
		5,208,221
Turkey 1.3%
Banks 0.6%
Akbank T.A.S.	236,694	611,681
Turkiye Garanti Bankasi A/S	245,591	604,109
Turkiye Halk Bankasi A/S	107,263	283,135
Turkiye Is Bankasi, Class C	231,101	356,684
		1,855,609
Capital Goods 0.2%
KOC Holding A/S	149,364	640,895
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	153,638	459,366
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	22,944	491,023
Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS	197,836	301,116
Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S *	111,861	387,248
		4,135,257
United Arab Emirates 0.0%
Telecommunication Services 0.0%
Emirates Telecommunications Group Co. PJSC	22,263	121,229
Total Common Stock
(Cost $281,951,546)		282,557,619

Preferred Stock 12.5% of net assets
Brazil 10.1%
Banks 3.2%
Banco Bradesco S.A.	465,316	4,069,936
Itau Unibanco Holding S.A.	527,369	5,495,867
Itausa — Investimentos Itau S.A.	307,303	792,331
		10,358,134
Energy 2.9%
Petroleo Brasileiro S.A. *	2,592,154	9,489,535
Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	48,715	737,246
Materials 2.6%
Gerdau S.A.	741,806	1,773,068
Metalurgica Gerdau S.A.	1,284,677	1,077,696
Vale S.A.	1,253,828	5,804,330
		8,655,094
Telecommunication Services 0.3%
Telefonica Brasil S.A.	73,672	1,118,576

6

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.9%
Centrais Eletricas Brasileiras S.A., Class B *	115,420	793,103
Companhia Energetica de Minas Gerais	619,608	1,737,058
Companhia Paranaense de Energia-Copel	42,244	418,870
		2,949,031
		33,307,616
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	46,558	398,852
Republic of Korea 1.1%
Automobiles & Components 0.3%
Hyundai Motor Co., Ltd.	2,921	254,130
Hyundai Motor Co., Ltd. 2nd	6,321	567,232
		821,362
Materials 0.0%
LG Chem Ltd.	988	156,854
Technology Hardware & Equipment 0.8%
Samsung Electronics Co., Ltd.	2,205	2,492,369
		3,470,585
Russia 1.2%
Energy 1.2%
AK Transneft OAO *	1,246	3,143,794
Surgutneftegas *	1,614,100	797,388
		3,941,182
Total Preferred Stock
(Cost $45,814,504)		41,118,235
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets
Time Deposits 0.2%
Brown Brothers Harriman
South African Rand
6.30%, 08/01/16 (c)	149,433	10,765
Euro
(0.53%), 08/01/16 (c)	2,096	2,343
Singapore Dollar
0.05%, 08/01/16 (c)	948	707
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
HSBC
Hong Kong Dollar
0.01%, 08/01/16 (c)	3,968,390	511,496
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 08/01/16 (c)	344,037	344,037
Total Short-Term Investments
(Cost $869,348)		869,348

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $354,402,495 and the unrealized appreciation and depreciation were $12,451,914 and ($42,309,207), respectively, with a net unrealized depreciation of ($29,857,293).
At 07/31/16, the values of certain foreign securities held by the fund aggregating $206,863,727 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $280,188 or 0.1% of net assets.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 07/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EMG MKT, e-mini, Long, expires 09/16/16	60	2,644,500	33,470

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$124,491,787	$—	$124,491,787
Brazil [1]	26,734,109	—	—	26,734,109
    7

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Chile [1]	$1,985,351	$—	$—	$1,985,351
China [1]	—	46,993,843	—	46,993,843
Software & Services	726,976	698,025	—	1,425,001
Colombia [1]	1,353,992	—	—	1,353,992
Malaysia [1]	—	3,926,607	—	3,926,607
Materials	370,585	—	—	370,585
Telecommunication Services	330,048	1,370,497	—	1,700,545
Mexico [1]	9,382,453	—	—	9,382,453
Peru [1]	537,266	—	—	537,266
Russia
Banks	1,536,478	—	—	1,536,478
Energy	24,686,906	3,814,333	—	28,501,239
Food & Staples Retailing	615,014	—	—	615,014
Materials	1,255,097	—	—	1,255,097
Telecommunication Services	2,903,577	—	—	2,903,577
Transportation	1,056,432	—	—	1,056,432
Utilities	468,325	—	—	468,325
South Africa[1]	—	15,217,828	— *	15,217,828
Food & Staples Retailing	209,642	777,934	—	987,576
Materials	360,216	5,424,848	—	5,785,064
Thailand
Banks	498,045	382,788	—	880,833
Energy	2,994,440	—	—	2,994,440
Materials	607,606	294,652	—	902,258
Telecommunication Services	430,690	—	—	430,690
United Arab Emirates[1]	121,229	—	—	121,229
Preferred Stock[1]	—	3,470,585	—	3,470,585
Brazil [1]	33,307,616	—	—	33,307,616
Colombia [1]	398,852	—	—	398,852
Russia [1]	3,941,182	—	—	3,941,182
Short-Term Investments[1]	—	869,348	—	869,348
Total	$116,812,127	$207,733,075	$—	$324,545,202
Other Financial Instruments
Futures Contracts[2]	$33,470	$—	$—	$33,470
*	Level 3 amount shown includes securities determined to have no value at July 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $1,057,154 and $37,231,414 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
8

Schwab Fundamental Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
9

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JUL16
10

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.5%	Other Investment Companies	410,081,659	563,242,253
0.5%	Short-Term Investment	2,448,815	2,448,815
100.0%	Total Investments	412,530,474	565,691,068
0.0%	Other Assets and Liabilities, Net		259,966
100.0%	Net Assets		565,951,034

Security	Number of Shares	Value ($)
Other Investment Companies 99.5% of net assets
Equity Funds 99.5%
International 29.5%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,936,962	28,857,934
Schwab Fundamental International Large Company Index Fund (a)	4,273,875	33,378,961
Schwab Fundamental International Small Company Index Fund (a)	2,349,239	27,697,522
Schwab International Index Fund (a)	4,382,163	77,213,720
		167,148,137
Large-Cap 44.9%
Schwab Fundamental US Large Company Index Fund (a)	4,986,900	76,947,865
Schwab S&P 500 Index Fund (a)	5,219,437	177,199,886
		254,147,751
Security	Number of Shares	Value ($)
Small-Cap 25.1%
Schwab Fundamental US Small Company Index Fund (a)	3,371,181	43,724,219
Schwab Small-Cap Index Fund (a)	3,760,419	98,222,146
		141,946,365
Total Other Investment Companies
(Cost $410,081,659)		563,242,253
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets
Time Deposit 0.5%
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (b)	2,448,815	2,448,815
Total Short-Term Investment
(Cost $2,448,815)		2,448,815

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $423,972,225 and the unrealized appreciation and depreciation were $142,417,845 and ($699,002), respectively, with a net unrealized appreciation of $141,718,843.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$563,242,253	$—	$—	$563,242,253
Short-Term Investment[1]	—	2,448,815	—	2,448,815
Total	$563,242,253	$2,448,815	$—	$565,691,068
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
    1

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.3%	Other Investment Companies	488,223,445	711,291,867
1.6%	Short-Term Investments	11,597,675	11,597,675
99.9%	Total Investments	499,821,120	722,889,542
0.1%	Other Assets and Liabilities, Net		991,768
100.0%	Net Assets		723,881,310

Security	Number of Shares	Value ($)
Other Investment Companies 98.3% of net assets
Equity Funds 80.1%
International 19.7%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,285,096	24,079,751
Schwab Fundamental International Large Company Index Fund (a)	3,619,918	28,271,561
Schwab Fundamental International Small Company Index Fund (a)	2,011,389	23,714,282
Schwab International Index Fund (a)	3,753,848	66,142,794
		142,208,388
Large-Cap 40.2%
Schwab Fundamental US Large Company Index Fund (a)	5,673,635	87,544,188
Schwab S&P 500 Index Fund (a)	5,986,854	203,253,692
		290,797,880
Small-Cap 20.2%
Schwab Fundamental US Small Company Index Fund (a)	3,469,224	44,995,829
Schwab Small-Cap Index Fund (a)	3,883,873	101,446,772
		146,442,601
		579,448,869
Security	Number of Shares	Value ($)
Fixed-Income Fund 15.0%
Intermediate-Term Bond 15.0%
Schwab Total Bond Market Fund (a)	11,084,936	108,743,226
Money Market Fund 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	23,097,463	23,099,772
Total Other Investment Companies
(Cost $488,223,445)		711,291,867
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets
Time Deposits 1.6%
Australia & New Zealand Banking Group Ltd.
0.15%, 08/01/16 (c)	4,385,767	4,385,767
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	7,211,908	7,211,908
Total Short-Term Investments
(Cost $11,597,675)		11,597,675

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $503,092,817 and the unrealized appreciation and depreciation were $220,492,994 and ($696,269), respectively, with a net unrealized appreciation of $219,796,725.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$711,291,867	$—	$—	$711,291,867
Short-Term Investments[1]	—	11,597,675	—	11,597,675
Total	$711,291,867	$11,597,675	$—	$722,889,542
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	379,553,524	511,114,990
2.2%	Short-Term Investments	11,407,984	11,407,984
100.0%	Total Investments	390,961,508	522,522,974
0.0%	Other Assets and Liabilities, Net		243,923
100.0%	Net Assets		522,766,897

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets
Equity Funds 60.2%
International 14.8%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,713,462	12,559,674
Schwab Fundamental International Large Company Index Fund (a)	2,009,115	15,691,191
Schwab Fundamental International Small Company Index Fund (a)	1,075,581	12,681,106
Schwab International Index Fund (a)	2,077,028	36,597,226
		77,529,197
Large-Cap 30.2%
Schwab Fundamental US Large Company Index Fund (a)	3,089,948	47,677,896
Schwab S&P 500 Index Fund (a)	3,241,404	110,045,665
		157,723,561
Small-Cap 15.2%
Schwab Fundamental US Small Company Index Fund (a)	1,904,108	24,696,282
Schwab Small-Cap Index Fund (a)	2,103,230	54,936,374
		79,632,656
		314,885,414
Security	Number of Shares	Value ($)
Fixed-Income Fund 34.9%
Intermediate-Term Bond 34.9%
Schwab Total Bond Market Fund (a)	18,569,305	182,164,878
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	14,063,292	14,064,698
Total Other Investment Companies
(Cost $379,553,524)		511,114,990
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets
Time Deposits 2.2%
Australia & New Zealand Banking Group Ltd.
0.15%, 08/01/16 (c)	989,726	989,726
Bank of Tokyo-Mitsubishi UFJ
0.15%, 08/01/16 (c)	5,209,129	5,209,129
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	5,209,129	5,209,129
Total Short-Term Investments
(Cost $11,407,984)		11,407,984

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $399,230,777 and the unrealized appreciation and depreciation were $123,406,828 and ($114,631), respectively, with a net unrealized appreciation of $123,292,197.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$511,114,990	$—	$—	$511,114,990
Short-Term Investments[1]	—	11,407,984	—	11,407,984
Total	$511,114,990	$11,407,984	$—	$522,522,974
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	186,208,915	231,203,053
2.7%	Short-Term Investments	6,368,062	6,368,062
100.0%	Total Investments	192,576,977	237,571,115
(0.0%)	Other Assets and Liabilities, Net		(10,339)
100.0%	Net Assets		237,560,776

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets
Equity Funds 40.2%
International 9.8%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	507,420	3,719,388
Schwab Fundamental International Large Company Index Fund (a)	605,485	4,728,839
Schwab Fundamental International Small Company Index Fund (a)	336,405	3,966,211
Schwab International Index Fund (a)	615,031	10,836,854
		23,251,292
Large-Cap 20.2%
Schwab Fundamental US Large Company Index Fund (a)	956,877	14,764,607
Schwab S&P 500 Index Fund (a)	977,696	33,192,774
		47,957,381
Small-Cap 10.2%
Schwab Fundamental US Small Company Index Fund (a)	589,114	7,640,808
Schwab Small-Cap Index Fund (a)	636,686	16,630,228
		24,271,036
		95,479,709
Security	Number of Shares	Value ($)
Fixed-Income Fund 54.8%
Intermediate-Term Bond 54.8%
Schwab Total Bond Market Fund (a)	13,274,555	130,223,381
Money Market Fund 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	5,499,413	5,499,963
Total Other Investment Companies
(Cost $186,208,915)		231,203,053
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.7% of net assets
Time Deposits 2.7%
Australia & New Zealand Banking Group Ltd.
0.15%, 08/01/16 (c)	1,632,046	1,632,046
Bank of Tokyo-Mitsubishi UFJ
0.15%, 08/01/16 (c)	2,368,008	2,368,008
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	2,368,008	2,368,008
Total Short-Term Investments
(Cost $6,368,062)		6,368,062

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $199,434,682 and the unrealized appreciation and depreciation were $38,205,000 and ($68,567), respectively, with a net unrealized appreciation of $38,136,433.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$231,203,053	$—	$—	$231,203,053
Short-Term Investments[1]	—	6,368,062	—	6,368,062
Total	$231,203,053	$6,368,062	$—	$237,571,115
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
3

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL16
4

Schwab Capital Trust
Schwab Target 2010 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.5%	Other Investment Companies	53,245,736	59,925,256
2.2%	Short-Term Investments	1,368,151	1,368,151
99.7%	Total Investments	54,613,887	61,293,407
0.3%	Other Assets and Liabilities, Net		181,773
100.0%	Net Assets		61,475,180

Security	Number of Shares	Value ($)
Other Investment Companies 97.5% of net assets
Equity Funds 37.9%
Global Real Estate 2.3%
Schwab Global Real Estate Fund (a)	181,032	1,412,052
International 8.6%
Laudus International MarketMasters Fund, Select Shares (a)	148,775	3,146,588
Schwab International Core Equity Fund (a)	228,239	2,108,932
		5,255,520
Large-Cap 24.8%
Dodge & Cox Stock Fund	1,208	202,673
Laudus U.S. Large Cap Growth Fund *(a)	227,447	3,823,386
Schwab Core Equity Fund (a)	210,088	4,201,751
Schwab Dividend Equity Fund (a)	125,047	1,844,437
Schwab S&P 500 Index Fund (a)	100,633	3,416,500
TCW Relative Value Large Cap Fund, Class I	81,298	1,751,962
		15,240,709
Small-Cap 2.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	28,044	481,790
Schwab Small-Cap Equity Fund (a)	46,621	897,925
		1,379,715
		23,287,996
Fixed-Income Funds 55.6%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	334,654	3,828,446
Security	Number of Shares	Value ($)
Intermediate-Term Bond 39.2%
Metropolitan West Total Return Bond Fund, Class I	522,669	5,775,490
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	57,137	658,787
Schwab Total Bond Market Fund (a)	1,482,947	14,547,707
Wells Fargo Core Bond Fund, Institutional Class	235,077	3,112,418
		24,094,402
International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	35,650	367,193
Short-Term Bond 9.6%
Schwab Short-Term Bond Market Fund (a)	624,732	5,872,476
		34,162,517
Money Market Fund 4.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	2,474,495	2,474,743
Total Other Investment Companies
(Cost $53,245,736)		59,925,256
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets
Time Deposits 2.2%
Bank of Tokyo-Mitsubishi UFJ
0.15%, 08/01/16 (c)	137,865	137,865
BNP Paribas
0.15%, 08/01/16 (c)	615,143	615,143
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	615,143	615,143
Total Short-Term Investments
(Cost $1,368,151)		1,368,151

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $55,253,929 and the unrealized appreciation and depreciation were $6,181,975 and ($142,497), respectively, with a net unrealized appreciation of $6,039,478.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$59,925,256	$—	$—	$59,925,256
Short-Term Investments[1]	—	1,368,151	—	1,368,151
Total	$59,925,256	$1,368,151	$—	$61,293,407
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2015 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	98,090,787	107,078,429
2.4%	Short-Term Investments	2,596,402	2,596,402
100.0%	Total Investments	100,687,189	109,674,831
0.0%	Other Assets and Liabilities, Net		37,235
100.0%	Net Assets		109,712,066

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets
Equity Funds 40.0%
Global Real Estate 2.4%
Schwab Global Real Estate Fund (a)	340,781	2,658,095
International 9.0%
Laudus International MarketMasters Fund, Select Shares (a)	281,227	5,947,943
Schwab International Core Equity Fund (a)	422,130	3,900,480
		9,848,423
Large-Cap 26.2%
Dodge & Cox Stock Fund	1,859	311,866
Laudus U.S. Large Cap Growth Fund *(a)	430,218	7,231,963
Schwab Core Equity Fund (a)	392,295	7,845,907
Schwab Dividend Equity Fund (a)	234,703	3,461,873
Schwab S&P 500 Index Fund (a)	193,609	6,573,031
TCW Relative Value Large Cap Fund, Class I	152,426	3,284,785
		28,709,425
Small-Cap 2.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	49,422	849,074
Schwab Small-Cap Equity Fund (a)	94,096	1,812,280
		2,661,354
		43,877,297
Fixed-Income Funds 53.8%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	579,008	6,623,857
Security	Number of Shares	Value ($)
Intermediate-Term Bond 37.9%
Metropolitan West Total Return Bond Fund, Class I	931,060	10,288,218
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	126,711	1,460,974
Schwab Total Bond Market Fund (a)	2,525,460	24,774,763
Wells Fargo Core Bond Fund, Institutional Class	382,300	5,061,655
		41,585,610
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund *(a)	80,634	830,531
Short-Term Bond 9.1%
Schwab Short-Term Bond Market Fund (a)	1,059,555	9,959,814
		58,999,812
Money Market Fund 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	4,200,900	4,201,320
Total Other Investment Companies
(Cost $98,090,787)		107,078,429
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.4% of net assets
Time Deposits 2.4%
Australia & New Zealand Banking Group Ltd.
0.15%, 08/01/16 (c)	406,754	406,754
Bank of Tokyo-Mitsubishi UFJ
0.15%, 08/01/16 (c)	1,094,824	1,094,824
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	1,094,824	1,094,824
Total Short-Term Investments
(Cost $2,596,402)		2,596,402

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $101,024,174 and the unrealized appreciation and depreciation were $9,035,530 and ($384,873), respectively, with a net unrealized appreciation of $8,650,657.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$107,078,429	$—	$—	$107,078,429
Short-Term Investments[1]	—	2,596,402	—	2,596,402
Total	$107,078,429	$2,596,402	$—	$109,674,831
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2020 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.4%	Other Investment Companies	474,234,886	530,227,281
2.3%	Short-Term Investments	12,530,873	12,530,873
99.7%	Total Investments	486,765,759	542,758,154
0.3%	Other Assets and Liabilities, Net		1,494,431
100.0%	Net Assets		544,252,585

Security	Number of Shares	Value ($)
Other Investment Companies 97.4% of net assets
Equity Funds 52.3%
Global Real Estate 3.1%
Schwab Global Real Estate Fund (a)	2,132,852	16,636,244
International 12.6%
Laudus International MarketMasters Fund, Select Shares (a)	1,914,443	40,490,465
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	147,573	1,105,319
Schwab International Core Equity Fund (a)	2,933,654	27,106,961
		68,702,745
Large-Cap 33.3%
Dodge & Cox Stock Fund	17,969	3,013,830
Laudus U.S. Large Cap Growth Fund *(a)	2,679,944	45,049,858
Schwab Core Equity Fund (a)	2,474,728	49,494,570
Schwab Dividend Equity Fund (a)	1,507,815	22,240,273
Schwab S&P 500 Index Fund (a)	1,230,249	41,766,951
TCW Relative Value Large Cap Fund, Class I	922,204	19,873,504
		181,438,986
Small-Cap 3.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	369,722	6,351,816
Schwab Small-Cap Equity Fund (a)	606,566	11,682,467
		18,034,283
		284,812,258
Fixed-Income Funds 43.1%
Inflation-Protected Bond 2.8%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,311,352	15,001,864
Security	Number of Shares	Value ($)
Intermediate-Term Bond 33.2%
Metropolitan West Total Return Bond Fund, Class I	4,484,800	49,557,037
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,122,037	12,937,090
Schwab Intermediate-Term Bond Fund (a)	393,165	4,084,988
Schwab Total Bond Market Fund (a)	9,950,904	97,618,372
Wells Fargo Core Bond Fund, Institutional Class	1,261,040	16,696,168
		180,893,655
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	599,739	6,177,314
Short-Term Bond 6.0%
Schwab Short-Term Bond Market Fund (a)	3,437,988	32,317,085
		234,389,918
Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	11,024,002	11,025,105
Total Other Investment Companies
(Cost $474,234,886)		530,227,281
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
Australia & New Zealand Banking Group Ltd.
0.15%, 08/01/16 (c)	5,428,131	5,428,131
DNB
0.15%, 08/01/16 (c)	1,674,611	1,674,611
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	5,428,131	5,428,131
Total Short-Term Investments
(Cost $12,530,873)		12,530,873

End of Investments.

    1

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

At 07/31/16, the tax basis cost of the fund's investments was $488,567,204 and the unrealized appreciation and depreciation were $57,286,004 and ($3,095,054), respectively, with a net unrealized appreciation of $54,190,950.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$530,227,281	$—	$—	$530,227,281
Short-Term Investments[1]	—	12,530,873	—	12,530,873
Total	$530,227,281	$12,530,873	$—	$542,758,154
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2025 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	414,385,471	442,917,526
2.0%	Short-Term Investments	9,198,746	9,198,746
99.9%	Total Investments	423,584,217	452,116,272
0.1%	Other Assets and Liabilities, Net		271,818
100.0%	Net Assets		452,388,090

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 63.6%
Global Real Estate 3.6%
Schwab Global Real Estate Fund (a)	2,086,061	16,271,272
International 16.0%
Laudus International MarketMasters Fund, Select Shares (a)	1,960,190	41,458,015
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	480,038	3,595,488
Schwab International Core Equity Fund (a)	2,967,167	27,416,623
		72,470,126
Large-Cap 39.7%
Dodge & Cox Stock Fund	26,097	4,376,982
Laudus U.S. Large Cap Growth Fund *(a)	2,652,539	44,589,172
Schwab Core Equity Fund (a)	2,443,053	48,861,070
Schwab Dividend Equity Fund (a)	1,490,812	21,989,481
Schwab S&P 500 Index Fund (a)	1,216,162	41,288,696
TCW Relative Value Large Cap Fund, Class I	850,840	18,335,597
		179,440,998
Small-Cap 4.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	391,494	6,725,861
Schwab Small-Cap Equity Fund (a)	665,776	12,822,851
		19,548,712
		287,731,108
Fixed-Income Funds 33.0%
Inflation-Protected Bond 0.7%
Schwab Treasury Inflation Protected Securities Index Fund (a)	274,955	3,145,482
Security	Number of Shares	Value ($)
Intermediate-Term Bond 27.7%
Metropolitan West Total Return Bond Fund, Class I	3,232,594	35,720,162
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,208,494	13,933,936
Schwab Intermediate-Term Bond Fund (a)	527,133	5,476,912
Schwab Total Bond Market Fund (a)	6,225,141	61,068,635
Wells Fargo Core Bond Fund, Institutional Class	674,500	8,930,385
		125,130,030
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	513,430	5,288,324
Short-Term Bond 3.4%
Schwab Short-Term Bond Market Fund (a)	1,660,912	15,612,572
		149,176,408
Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	6,009,409	6,010,010
Total Other Investment Companies
(Cost $414,385,471)		442,917,526
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets
Time Deposits 2.0%
Australia & New Zealand Banking Group Ltd.
0.15%, 08/01/16 (c)	190,994	190,994
Bank of Tokyo-Mitsubishi UFJ
0.15%, 08/01/16 (c)	4,503,876	4,503,876
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	4,503,876	4,503,876
Total Short-Term Investments
(Cost $9,198,746)		9,198,746

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $424,827,791 and the unrealized appreciation and depreciation were $31,285,844 and ($3,997,363), respectively, with a net unrealized appreciation of $27,288,481.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$442,917,526	$—	$—	$442,917,526
Short-Term Investments[1]	—	9,198,746	—	9,198,746
Total	$442,917,526	$9,198,746	$—	$452,116,272
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2030 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	707,838,359	813,821,425
1.9%	Short-Term Investments	15,539,911	15,539,911
99.8%	Total Investments	723,378,270	829,361,336
0.2%	Other Assets and Liabilities, Net		1,648,989
100.0%	Net Assets		831,010,325

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 72.1%
Global Real Estate 4.0%
Schwab Global Real Estate Fund (a)	4,295,651	33,506,078
International 18.6%
Laudus International MarketMasters Fund, Select Shares (a)	4,081,183	86,317,013
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,471,129	11,018,753
Schwab International Core Equity Fund (a)	6,163,321	56,949,082
		154,284,848
Large-Cap 44.0%
Dodge & Cox Stock Fund	44,285	7,427,401
Laudus U.S. Large Cap Growth Fund *(a)	5,444,580	91,523,384
Schwab Core Equity Fund (a)	5,008,638	100,172,753
Schwab Dividend Equity Fund (a)	3,044,765	44,910,285
Schwab S&P 500 Index Fund (a)	2,455,471	83,363,240
TCW Relative Value Large Cap Fund, Class I	1,782,930	38,422,140
		365,819,203
Small-Cap 5.5%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	911,800	15,664,723
Schwab Small-Cap Equity Fund (a)	1,542,179	29,702,367
		45,367,090
		598,977,219
Fixed-Income Funds 25.1%
Intermediate-Term Bond 22.1%
Metropolitan West Total Return Bond Fund, Class I	4,780,790	52,827,734
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,327,592	26,837,131
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	1,079,317	11,214,103
Schwab Total Bond Market Fund (a)	8,367,510	82,085,275
Wells Fargo Core Bond Fund, Institutional Class	791,750	10,482,766
		183,447,009
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund *(a)	819,346	8,439,262
Short-Term Bond 2.0%
Schwab Short-Term Bond Market Fund (a)	1,802,971	16,947,925
		208,834,196
Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	6,009,409	6,010,010
Total Other Investment Companies
(Cost $707,838,359)		813,821,425
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
Bank of Tokyo-Mitsubishi UFJ
0.15%, 08/01/16 (c)	7,263,366	7,263,366
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	8,276,545	8,276,545
Total Short-Term Investments
(Cost $15,539,911)		15,539,911

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $727,549,190 and the unrealized appreciation and depreciation were $108,914,712 and ($7,102,566), respectively, with a net unrealized appreciation of $101,812,146.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$813,821,425	$—	$—	$813,821,425
Short-Term Investments[1]	—	15,539,911	—	15,539,911
Total	$813,821,425	$15,539,911	$—	$829,361,336
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2035 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	336,233,741	360,250,766
1.9%	Short-Term Investments	7,057,302	7,057,302
99.9%	Total Investments	343,291,043	367,308,068
0.1%	Other Assets and Liabilities, Net		354,113
100.0%	Net Assets		367,662,181

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets
Equity Funds 79.2%
Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	2,072,797	16,167,816
International 20.9%
Laudus International MarketMasters Fund, Select Shares (a)	1,988,932	42,065,908
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	916,890	6,867,505
Schwab International Core Equity Fund (a)	3,013,564	27,845,331
		76,778,744
Large-Cap 47.5%
Dodge & Cox Stock Fund	23,744	3,982,363
Laudus U.S. Large Cap Growth Fund *(a)	2,602,408	43,746,475
Schwab Core Equity Fund (a)	2,385,260	47,705,207
Schwab Dividend Equity Fund (a)	1,456,406	21,481,988
Schwab S&P 500 Index Fund (a)	1,166,061	39,587,787
TCW Relative Value Large Cap Fund, Class I	830,046	17,887,489
		174,391,309
Small-Cap 6.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	481,347	8,269,539
Schwab Small-Cap Equity Fund (a)	797,719	15,364,068
		23,633,607
		290,971,476
Fixed-Income Funds 18.4%
Intermediate-Term Bond 16.6%
Metropolitan West Total Return Bond Fund, Class I	1,588,106	17,548,575
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	916,550	10,567,827
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	443,076	4,603,562
Schwab Total Bond Market Fund (a)	2,570,229	25,213,950
Wells Fargo Core Bond Fund, Institutional Class	226,357	2,996,972
		60,930,886
International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	267,860	2,758,956
Short-Term Bond 1.1%
Schwab Short-Term Bond Market Fund (a)	434,781	4,086,945
		67,776,787
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	1,502,352	1,502,503
Total Other Investment Companies
(Cost $336,233,741)		360,250,766
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
BNP Paribas
0.15%, 08/01/16 (c)	3,398,227	3,398,227
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	3,659,075	3,659,075
Total Short-Term Investments
(Cost $7,057,302)		7,057,302

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $344,224,530 and the unrealized appreciation and depreciation were $27,290,296 and ($4,206,758), respectively, with a net unrealized appreciation of $23,083,538.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$360,250,766	$—	$—	$360,250,766
Short-Term Investments[1]	—	7,057,302	—	7,057,302
Total	$360,250,766	$7,057,302	$—	$367,308,068
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2040 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	732,220,855	841,876,285
1.9%	Short-Term Investments	16,092,950	16,092,950
99.8%	Total Investments	748,313,805	857,969,235
0.2%	Other Assets and Liabilities, Net		1,385,003
100.0%	Net Assets		859,354,238

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 85.8%
Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	5,227,323	40,773,120
International 23.1%
Laudus International MarketMasters Fund, Select Shares (a)	5,048,921	106,784,669
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,855,994	21,391,392
Schwab International Core Equity Fund (a)	7,577,005	70,011,528
		198,187,589
Large-Cap 50.4%
Dodge & Cox Stock Fund	54,398	9,123,585
Laudus U.S. Large Cap Growth Fund *(a)	6,476,098	108,863,200
Schwab Core Equity Fund (a)	5,912,402	118,248,044
Schwab Dividend Equity Fund (a)	3,588,792	52,934,688
Schwab S&P 500 Index Fund (a)	2,919,371	99,112,639
TCW Relative Value Large Cap Fund, Class I	2,084,971	44,931,126
		433,213,282
Small-Cap 7.6%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,311,540	22,532,264
Schwab Small-Cap Equity Fund (a)	2,239,160	43,126,215
		65,658,479
		737,832,470
Fixed-Income Funds 12.0%
Intermediate-Term Bond 11.1%
Metropolitan West Total Return Bond Fund, Class I	2,424,175	26,787,137
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,680,469	19,375,811
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	892,059	9,268,492
Schwab Total Bond Market Fund (a)	3,679,226	36,093,209
Wells Fargo Core Bond Fund, Institutional Class	299,359	3,963,516
		95,488,165
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund *(a)	371,078	3,822,099
Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	397,009	3,731,883
		103,042,147
Money Market Fund 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	1,001,568	1,001,668
Total Other Investment Companies
(Cost $732,220,855)		841,876,285
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
Bank of Tokyo-Mitsubishi UFJ
0.15%, 08/01/16 (c)	7,538,871	7,538,871
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (c)	8,554,079	8,554,079
Total Short-Term Investments
(Cost $16,092,950)		16,092,950

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $752,618,886 and the unrealized appreciation and depreciation were $113,528,304 and ($8,177,955), respectively, with a net unrealized appreciation of $105,350,349.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$841,876,285	$—	$—	$841,876,285
Short-Term Investments[1]	—	16,092,950	—	16,092,950
Total	$841,876,285	$16,092,950	$—	$857,969,235
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2045 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	80,161,789	79,153,528
2.1%	Short-Term Investments	1,684,888	1,684,888
100.0%	Total Investments	81,846,677	80,838,416
(0.0%)	Other Assets and Liabilities, Net		(31,393)
100.0%	Net Assets		80,807,023

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 89.8%
Global Real Estate 4.9%
Schwab Global Real Estate Fund (a)	507,512	3,958,594
International 24.4%
Laudus International MarketMasters Fund, Select Shares (a)	495,633	10,482,631
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	304,925	2,283,890
Schwab International Core Equity Fund (a)	753,883	6,965,880
		19,732,401
Large-Cap 52.0%
Dodge & Cox Stock Fund	8,119	1,361,712
Laudus U.S. Large Cap Growth Fund *(a)	629,495	10,581,815
Schwab Core Equity Fund (a)	576,627	11,532,531
Schwab Dividend Equity Fund (a)	345,797	5,100,510
Schwab S&P 500 Index Fund (a)	280,190	9,512,434
TCW Relative Value Large Cap Fund, Class I	181,725	3,916,169
		42,005,171
Small-Cap 8.5%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	135,445	2,326,953
Schwab Small-Cap Equity Fund (a)	235,019	4,526,465
		6,853,418
		72,549,584
Fixed-Income Funds 8.1%
Intermediate-Term Bond 7.7%
Metropolitan West Total Return Bond Fund, Class I	156,077	1,724,650
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	115,007	1,326,033
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	66,224	688,068
Schwab Total Bond Market Fund (a)	224,731	2,204,609
Wells Fargo Core Bond Fund, Institutional Class	19,755	261,562
		6,204,922
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	20,710	213,311
Short-Term Bond 0.2%
Schwab Short-Term Bond Market Fund (a)	19,756	185,711
		6,603,944
Total Other Investment Companies
(Cost $80,161,789)		79,153,528
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets
Time Deposits 2.1%
Australia & New Zealand Banking Group Ltd.
0.15%, 08/01/16 (b)	804,840	804,840
DNB
0.15%, 08/01/16 (b)	75,208	75,208
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (b)	804,840	804,840
Total Short-Term Investments
(Cost $1,684,888)		1,684,888

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $82,168,732 and the unrealized appreciation and depreciation were $1,798,759 and ($3,129,075), respectively, with a net unrealized depreciation of ($1,330,316).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$79,153,528	$—	$—	$79,153,528
Short-Term Investments[1]	—	1,684,888	—	1,684,888
Total	$79,153,528	$1,684,888	$—	$80,838,416
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2050 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	65,198,369	64,476,343
2.0%	Short-Term Investments	1,292,100	1,292,100
100.0%	Total Investments	66,490,469	65,768,443
0.0%	Other Assets and Liabilities, Net		29,484
100.0%	Net Assets		65,797,927

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets
Equity Funds 92.2%
Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	417,896	3,259,591
International 25.4%
Laudus International MarketMasters Fund, Select Shares (a)	418,561	8,852,559
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	268,146	2,008,416
Schwab International Core Equity Fund (a)	634,793	5,865,490
		16,726,465
Large-Cap 52.8%
Dodge & Cox Stock Fund	6,373	1,068,872
Laudus U.S. Large Cap Growth Fund *(a)	512,514	8,615,363
Schwab Core Equity Fund (a)	477,067	9,541,341
Schwab Dividend Equity Fund (a)	286,759	4,229,694
Schwab S&P 500 Index Fund (a)	235,026	7,979,143
TCW Relative Value Large Cap Fund, Class I	152,987	3,296,869
		34,731,282
Small-Cap 9.0%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	118,209	2,030,828
Schwab Small-Cap Equity Fund (a)	203,266	3,914,900
		5,945,728
		60,663,066
Fixed-Income Funds 5.8%
Intermediate-Term Bond 5.5%
Metropolitan West Total Return Bond Fund, Class I	87,885	971,130
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	72,301	833,633
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	41,107	427,105
Schwab Total Bond Market Fund (a)	130,087	1,276,149
Wells Fargo Core Bond Fund, Institutional Class	9,289	122,986
		3,631,003
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	10,611	109,297
Short-Term Bond 0.1%
Schwab Short-Term Bond Market Fund (a)	7,763	72,977
		3,813,277
Total Other Investment Companies
(Cost $65,198,369)		64,476,343
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets
Time Deposits 2.0%
DNB
0.15%, 08/01/16 (b)	637,460	637,460
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (b)	654,640	654,640
Total Short-Term Investments
(Cost $1,292,100)		1,292,100

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $66,733,011 and the unrealized appreciation and depreciation were $1,541,208 and ($2,505,776), respectively, with a net unrealized depreciation of ($964,568).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$64,476,343	$—	$—	$64,476,343
Short-Term Investments[1]	—	1,292,100	—	1,292,100
Total	$64,476,343	$1,292,100	$—	$65,768,443
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Capital Trust
Schwab Target 2055 Fund
Portfolio Holdings  as of July 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	36,938,798	36,530,527
1.9%	Short-Term Investments	690,473	690,473
99.8%	Total Investments	37,629,271	37,221,000
0.2%	Other Assets and Liabilities, Net		91,612
100.0%	Net Assets		37,312,612

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 94.6%
Global Real Estate 5.1%
Schwab Global Real Estate Fund (a)	244,077	1,903,798
International 26.4%
Laudus International MarketMasters Fund, Select Shares (a)	244,499	5,171,157
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	168,212	1,259,904
Schwab International Core Equity Fund (a)	370,840	3,426,562
		9,857,623
Large-Cap 53.5%
Dodge & Cox Stock Fund	4,015	673,374
Laudus U.S. Large Cap Growth Fund *(a)	298,201	5,012,752
Schwab Core Equity Fund (a)	272,717	5,454,334
Schwab Dividend Equity Fund (a)	167,268	2,467,207
Schwab S&P 500 Index Fund (a)	133,371	4,527,952
TCW Relative Value Large Cap Fund, Class I	84,524	1,821,498
		19,957,117
Small-Cap 9.6%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	70,708	1,214,763
Schwab Small-Cap Equity Fund (a)	122,289	2,355,277
		3,570,040
		35,288,578
Fixed-Income Funds 3.3%
Intermediate-Term Bond 3.2%
Metropolitan West Total Return Bond Fund, Class I	26,315	290,785
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	26,576	306,421
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	15,989	166,130
Schwab Total Bond Market Fund (a)	41,784	409,904
Wells Fargo Core Bond Fund, Institutional Class	1,610	21,314
		1,194,554
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	3,916	40,338
Short-Term Bond 0.0%
Schwab Short-Term Bond Market Fund (a)	751	7,057
		1,241,949
Total Other Investment Companies
(Cost $36,938,798)		36,530,527
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
BNP Paribas
0.15%, 08/01/16 (b)	319,440	319,440
Sumitomo Mitsui Banking Corp.
0.15%, 08/01/16 (b)	371,033	371,033
Total Short-Term Investments
(Cost $690,473)		690,473

End of Investments.

At 07/31/16, the tax basis cost of the fund's investments was $37,757,463 and the unrealized appreciation and depreciation were $849,993 and ($1,386,456), respectively, with a net unrealized depreciation of ($536,463).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

    1

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of July 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$36,530,527	$—	$—	$36,530,527
Short-Term Investments[1]	—	690,473	—	690,473
Total	$36,530,527	$690,473	$—	$37,221,000
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2016.
2

Schwab Target Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
3

Schwab Target Funds
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JUL16
4

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	September 20, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	September 20, 2016